UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: January 31, 2011

Date of reporting period: July 31, 2011

ITEM 1.	REPORT TO SHAREHOLDERS

Wells Fargo Advantage

100% Treasury Money Market Fund

Semi-Annual Report

July 31, 2011

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2011, unless otherwise noted and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $221 billion in assets under management, as of July 31, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage 100% Treasury Money Market Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Dear Valued Shareholder,

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage 100% Treasury Money Market Fund for the six-month period that ended July 31, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We believe this change will give you more convenient access to your fund data.

The period began modestly as improving economic optimism generally shifted investors toward equities and riskier assets and away from U.S. Treasuries and lower-yielding fixed-income securities. Returns from fixed income were modest in the opening months of 2011 but were generally still positive as U.S. Treasury yields incrementally climbed higher. But after the slow start, bond prices once again strongly improved, sparked by a sharp decline in U.S. Treasury prices in April that carried into May. Late in the period, lower-rated bonds declined in price more than the higher credit-quality tiers but not enough to outweigh the stronger performance from lower-rated securities during the period. Lower-quality and longer-maturity fixed-income securities generally outperformed higher-quality and shorter-maturity securities over the full period.

The activity within the broader bond market also resonated with money market participants. As the economic and credit environment reverberated from the ongoing sovereign debt concerns and softening economic data, many participants continued to balance a need for stability and desire for higher yields. The result has been good demand for domestic commercial paper and certificate of deposits. Also, in spite of all the discussion about sovereign debt, many money market participants continue to maintain some exposures to foreign banks based on the quality of their fundamentals. By focusing more on the fundamentals and taking a more selective approach to the short-term security market helped the markets avoid the severe yield volatility or significant flight-to-quality experienced during the spring of 2010, when the Greek sovereign debt crisis first emerged.

The global economic “recovery” hit a snag, but the end of 2011 could regain momentum.

The U.S. economic recovery that began in mid-2009 and gained further momentum throughout 2010, particularly during the fourth quarter, has failed to maintain that level of growth through the first seven months of 2011. For example, gross domestic product (GDP), the broadest measure of economic activity, grew at an annualized rate of 3.1% in the fourth quarter of 2010, only to slow dramatically during the first quarter of 2011. The latest revision to first-quarter GDP data during the period indicated that the economy grew at an annualized rate of 0.4% during the first quarter of 2011. While still positive, it’s a much slower pace of growth than experienced in the second half of 2010 and notably lower than consensus forecasts. Nevertheless, the advance estimate of second-quarter 2011 GDP, which was released on July 29, 2011, was 1.3%, suggesting that the U.S. economy continues to expand, though at a slow and uneven pace.

Jobs and housing remained troublesome.

The July 2011 unemployment rate in the U.S. was reported at 9.1%, down from 9.5% a year earlier but still notably higher than historical averages. Unfortunately,

Letter to Shareholders	Wells Fargo Advantage 100% Treasury Money Market Fund	3

the drop may be more attributable to a decline in the labor force than to a meaningful uptick in hiring. The level of job creation in 2011 has been trending below historical averages, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite some tentative late-year signs of stabilization. That said, persistent weakness in the labor and housing markets bears close watching in the months ahead.

Other economic data in the U.S. has been more encouraging, reflecting greater confidence in the sustainability of the expansion on the part of both consumers and businesses. Retail sales came in strong at certain points during the period and industrial production and new orders have picked up. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and information technology. Core inflation, which excludes volatile food and energy prices, remained benign.

The Federal Reserve believes the economic recovery will accelerate in future quarters.

With inflation subdued, the Federal Open Market Committee (FOMC) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0.00% to 0.25%. On June 22, 2011, in its final statement of the six-month period, the Fed reiterated that the economic recovery “is proceeding at a moderate pace,” but that “recent labor market indicators have been weaker than anticipated.” It described the recent increase in inflation as temporary, suggesting that inflation pressures will ease going forward. While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

As recent headwinds subside, it is reasonable to expect markets to regain focus.

Now that it appears the debt ceiling has been increased and a U.S. default will be averted, money market participants and the broader bond market can get back to more fundamental and lasting concerns—chiefly, the economy. After avoiding short-term Treasuries in late July 2011, ahead of pending U.S. debt ceiling deadline, money market participants have returned to the U.S. short-term markets1. Economic indicators released in the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory. Most indicators still point toward real GDP growth in the 2% to 3% range in the second half of 2011. While that is not enough to produce big employment gains, it might be sufficient to cause Treasury yields to retrace some of the late-July declines.

Don’t let short-term uncertainty derail long-term investment goals.

While periods of uncertainty can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, Wells Fargo Advantage Funds represents investments across a broad range of asset classes and investment styles with more than 110 mutual funds, giving you an

1.	Comments expressed that do not fall within the reporting period are as of August 2, 2011.

While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

Economic indicators released in the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory.

4	Wells Fargo Advantage 100% Treasury Money Market Fund	Letter to Shareholders

opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk.

In our opinion, diligent and earnest assessment of the fundamental characteristics of money market eligible securities will be a key differentiating factor between which investment strategies meet client expectations and which do not. At Wells Fargo Advantage Funds, we intend to continue the emphasis of principal preservation and high liquidity across our lineup of Wells Fargo Advantage Money Market Funds. In changing markets, we believe it is particularly important to have diligent investment analysts in charge of investor assets.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Performance Highlights (Unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	5

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

Laurie White

FUND INCEPTION

December 3, 1990

PORTFOLIO COMPOSITION[1] (AS OF JULY 31, 2011)

EFFECTIVE MATURITY DISTRIBUTION[1] (AS OF JULY 31, 2011)

WEIGHTED AVERAGE MATURITY[2] (AS OF JULY 31, 2011)
36 Days

WEIGHTED AVERAGE FINAL MATURITY[3] (AS OF JULY 31, 2011)
36 Days

1.	Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the Fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

6	Wells Fargo Advantage 100% Treasury Money Market Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JULY 31, 2011)

						Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]
Class A (WFTXX)	11/08/1999	0.00	0.01	1.42	1.49	0.80%	0.65%
Administrator Class (WTRXX)	06/30/2010	0.00	0.01	1.49	1.61	0.53%	0.30%
Service Class (NWTXX)	12/03/1990	0.00	0.01	1.49	1.61	0.70%	0.50%
Sweep Class	06/30/2010	0.00	0.01	1.49	1.61	1.15%	1.05%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[6] (AS OF JULY 31, 2011)	Class A	Administrator Class	Service Class	Sweep Class
7-Day Current Yield	0.01%	0.01%	0.01%	0.01%
7-Day Compound Yield	0.01%	0.01%	0.01%	0.01%
30-Day Simple Yield	0.01%	0.01%	0.01%	0.01%
30-Day Compound Yield	0.01%	0.01%	0.01%	0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. Government guarantee applies to certain of the underlying securities held by the Fund and not to shares of the Fund itself.

4.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Service Class shares, and has not been adjusted to reflect the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower.

5.	Reflects the expense ratios as stated in the most recent prospectuses.

6.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.75)%, (0.48)%, (0.65)% and (1.10)% for Class A, Administrator Class, Service Class and Sweep Class, respectively.

Fund Expenses	Wells Fargo Advantage 100% Treasury Money Market Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (if any) and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2011 to July 31, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as any contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 02-01-2011	Ending Account Value 07-31-2011	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,000.05	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40	0.08%
Administrator Class
Actual	$1,000.00	$1,000.05	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35	0.07%
Service Class
Actual	$1,000.00	$1,000.05	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40	0.08%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35	0.07%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage 100% Treasury Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Yield	Maturity Date	Principal	Value

Treasury Debt: 70.55%
US Treasury Bill	0.01%	08/04/2011	$370,000,000	$369,999,655
US Treasury Bill	0.01	08/11/2011	409,540,000	409,536,399
US Treasury Bill	0.01	08/25/2011	678,575,000	678,563,899
US Treasury Bill	0.01	09/01/2011	650,000,000	649,978,551
US Treasury Bill	0.01	09/22/2011	708,470,000	708,429,836
US Treasury Bill	0.01	10/20/2011	570,000,000	569,976,000
US Treasury Bill	0.02	08/18/2011	632,590,000	632,584,129
US Treasury Bill	0.02	09/29/2011	540,000,000	539,977,384
US Treasury Bill	0.03	10/06/2011	487,490,000	487,465,422
US Treasury Bill	0.03	10/13/2011	580,000,000	579,966,136
US Treasury Bill	0.04	09/08/2011	567,070,000	567,042,446
US Treasury Bill	0.05	09/15/2011	570,000,000	569,960,464
US Treasury Bill	0.06	10/27/2011	630,000,000	629,912,456

Total Investments in Securities
(Cost $7,393,392,777)*	70.55%	7,393,392,777
Other Assets and Liabilities, Net	29.45	3,085,557,101

Total Net Assets	100.00%	$10,478,949,878

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—July 31, 2011 (Unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	9

Assets
Investments in unaffiliated securities, at amortized cost	$7,393,392,777
Cash	3,093,085,376
Receivable for Fund shares sold	3,216,591
Receivable from adviser	3,762,523
Prepaid expenses and other assets	206,042

Total assets	10,493,663,309

Liabilities
Dividends payable	53,474
Payable for Fund shares redeemed	10,217,670
Distribution fees payable	74,304
Due to other related parties	1,639,472
Shareholder servicing fees payable	2,268,494
Accrued expenses and other liabilities	460,017

Total liabilities	14,713,431

Total net assets	$10,478,949,878

NET ASSETS CONSIST OF
Paid-in capital	$10,478,278,699
Overdistributed net investment income	(5,010)
Accumulated net realized gains on investments	676,189

Total net assets	$10,478,949,878

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$218,047,650
Shares outstanding – Class A	218,020,853
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$1,421,234,141
Shares outstanding – Administrator Class	1,421,137,378
Net asset value per share – Administrator Class	$1.00
Net assets – Service Class	$8,582,303,225
Shares outstanding – Service Class	8,581,256,660
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$257,364,862
Shares outstanding – Sweep Class	257,352,513
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage 100% Treasury Money Market Fund	Statement of Operations—Six Months Ended July 31, 2011 (Unaudited)

Investment income
Interest	$4,886,671

Expenses
Advisory fee	14,188,493
Administration fees
Fund level	2,354,599
Class A	229,749
Administrator Class	498,221
Service Class	5,650,625
Sweep Class	145,984
Shareholder servicing fees
Class A	140,316
Administrator Class	493,664
Service Class	11,672,757
Sweep Class	165,890
Distribution fees
Sweep Class	232,246
Custody and accounting fees	215,987
Professional fees	17,195
Registration fees	53,956
Shareholder report expenses	34,772
Trustees’ fees and expenses	8,592
Other fees and expenses	73,527

Total expenses	36,176,573
Less: Fee waivers and/or expense reimbursements	(31,827,650)

Net expenses	4,348,923

Net investment income	537,748
Net realized gains on investments	669,962

Net increase in net assets resulting from operations	$1,207,710

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage 100% Treasury Money Market Fund	11

	Six Months Ended July 31, 2011 (Unaudited)		Year Ended January 31, 2011[1]			Year Ended February 28, 2010

Operations
Net investment income		$537,748			$783,699		$683,644
Net realized gains on investments		669,962			402,741		360,468

Net increase in net assets resulting from operations		1,207,710			1,186,440		1,044,112

Distributions to shareholders from
Net investment income
Class A		(10,442)			(23,261)		(26,382)
Administrator Class		(49,819)			(31,383)[2]		NA
Service Class		(470,851)			(727,528)		(657,259)
Sweep Class		(6,636)			(1,527)[2]		NA
Net realized gains
Class A		0			(5,976)		(61,610)
Administrator Class		0			(16,757)[2]		NA
Service Class		0			(225,828)		(1,569,437)
Sweep Class		0			(1,348)[2]		NA

Total distributions to shareholders		(537,748)			(1,033,608)		(2,314,688)

	Shares		Shares			Shares

Capital share transactions
Proceeds from shares sold
Class A	114,107,492	114,107,492	344,729,879		344,729,879	373,885,007	373,885,007
Administrator Class	2,068,944,842	2,068,944,842	1,512,300,388	[2]	1,512,300,388 [2]	NA	NA
Service Class	19,920,607,260	19,920,607,260	37,849,862,686		37,849,862,686	18,506,252,685	18,506,252,685
Sweep Class	856,448,361	856,448,361	204,563,566	[2]	204,563,566 [2]	NA	NA

		22,960,107,955			39,911,456,519		18,880,137,692

Reinvestment of distributions
Class A	9,882	9,882	28,088		28,088	85,089	85,089
Administrator Class	25,683	25,683	25,081	[2]	25,081 [2]	NA	NA
Service Class	192,564	192,564	368,241		368,241	757,091	757,091
Sweep Class	6,636	6,636	2,875	[2]	2,875 [2]	NA	NA

		234,765			424,285		842,180

Payment for shares redeemed
Class A	(121,581,973)	(121,581,973)	(391,614,560)		(391,614,560)	(407,974,452)	(407,974,452)
Administrator Class	(1,310,673,795)	(1,310,673,795)	(1,356,794,570)[2]		(1,356,794,570)[2]	NA	NA
Service Class	(19,774,250,916)	(19,774,250,916)	(37,668,051,986)		(37,668,051,986)	(17,985,525,624)	(17,985,525,624)
Sweep Class	(711,746,649)	(711,746,649)	(91,922,276)[2]		(91,922,276)[2]	NA	NA

		(21,918,253,333)			(39,508,383,392)		(18,393,500,076)

Net asset value of shares issued in acquisition
Administrator Class	0	0	507,309,749		507,326,387	0	0
Service Class	0	0	91,148,028		91,202,804	0	0

		0			598,529,191		0

Net increase in net assets resulting from capital share transactions		1,042,089,387			1,002,026,603		487,479,796

Total increase in net assets		1,042,759,349			1,002,179,435		486,209,220

Net assets
Beginning of period		9,436,190,529			8,434,011,094		7,947,801,874

End of period		$10,478,949,878			$9,436,190,529		$8,434,011,094

Overdistributed net investment income		$(5,010)			$(5,010)		$0

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year ended from February 28 to January 31, 2011.

2.	Class commenced operations on June 30, 2010.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage 100% Treasury Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]	Year Ended February 28,
Class A			2010	2009	2008	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.04	0.04	0.02
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.04	0.04	0.02
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.04)	(0.04)	(0.02)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.04)	(0.04)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.03%	0.74%	3.81%	4.29%	2.50%
Ratios to average net assets (annualized)
Gross expenses	0.67%	0.75%	0.80%	0.83%	0.83%	0.84%	0.83%
Net expenses	0.08%	0.14%	0.18%	0.58%	0.65%	0.65%	0.65%
Net investment income	0.01%	0.01%	0.01%	0.68%	3.75%	4.23%	2.72%
Supplemental data
Net assets, end of period (000’s omitted)	$218,048	$225,499	$272,399	$306,451	$298,220	$256,430	$201,384

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount represents less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage 100% Treasury Money Market Fund	13

(For a share outstanding throughout each period)

Administrator Class	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.00%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.52%
Net expenses	0.07%	0.14%
Net investment income	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$1,421,234	$662,873

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount represents less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage 100% Treasury Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]	Year Ended February 28,
Service Class			2010	2009	2008	2007	2006
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.04	0.04	0.03
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.04	0.04	0.03
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.04)	(0.04)	(0.03)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.04)	(0.04)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.03%	0.86%	3.97%	4.44%	2.64%
Ratios to average net assets (annualized)
Gross expenses	0.68%	0.70%	0.73%	0.73%	0.73%	0.74%	0.73%
Net expenses	0.08%	0.14%	0.17%	0.46%	0.50%	0.50%	0.50%
Net investment income	0.01%	0.01%	0.01%	0.74%	3.85%	4.36%	2.89%
Supplemental data
Net assets, end of period (000’s omitted)	$8,582,303	$8,435,170	$8,161,612	$7,641,351	$6,039,209	$4,049,964	$3,581,797

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount represents less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage 100% Treasury Money Market Fund	15

(For a share outstanding throughout each period)

Sweep Class	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.00%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.13%	1.14%
Net expenses	0.07%	0.14%
Net investment income	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$257,365	$112,648

1.	For the periods from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount represents less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage 100% Treasury Money Market Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage 100% Treasury Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	17

dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS:

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Fund’s Portfolio of Investments.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. For the six months ended July 31, 2011, the advisory fee was equivalent to an annual rate of 0.26% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Service Class	0.12

18	Wells Fargo Advantage 100% Treasury Money Market Fund	Notes to Financial Statements (Unaudited)

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. ACQUISITION

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Institutional 100% Treasury Money Market Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen Institutional 100% Treasury Money Market Fund for 598,457,777 shares of the Fund valued at $598,529,191 at an exchange ratio of 1.00 for each class. Shareholders holding Class I and Class IS shares of Evergreen Institutional 100% Treasury Money Market Fund received Administrator Class and Service Class shares, respectively, of the Fund in the reorganization. The investment portfolio of Evergreen Institutional the Fund with a fair value of $598,561,496 and amortized cost of $598,561,496 at July 9, 2010 were the principal assets acquired by the Fund. The aggregate net assets of Evergreen Institutional 100% Treasury Money Market Fund and the Fund immediately prior to the acquisition were $598,529,191 and $8,130,274,496, respectively. The aggregate net assets of the Fund immediately after the acquisition were $8,728,803,687. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Institutional 100% Treasury Money Market Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed March 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$889,744
Net realized gains on investments	$421,602
Net increase in net assets resulting from operations	$1,311,346

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	19

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of July 31, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

20	Wells Fargo Advantage 100% Treasury Money Market Fund	Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

Other Information (Unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	21

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

22	Wells Fargo Advantage 100% Treasury Money Market Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

Other Information (Unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	23

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

100% Treasury Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Money Market Fund, Prime Investment Money Market Fund and Treasury Plus Money Market Fund

(Not all of the funds described in this Board considerations section are part of this shareholder report. This shareholder report only relates to 100% Treasury Money Market Fund.)

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the 100% Treasury Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Money Market Fund, Prime Investment Money Market Fund and Treasury Plus Money Market Fund (collectively, the “Funds”); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for each of the Funds. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to each Fund specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for each of the Funds as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for each of the Funds was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors,

24	Wells Fargo Advantage 100% Treasury Money Market Fund	Other Information (Unaudited)

together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by Funds Management and Wells Capital Management.

Fund performance and expenses

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that were determined by Lipper Inc. (“Lipper”) to be similar to the Funds, and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of each of the Funds was higher than or in range of the median performance of the Universe for the periods under review, except for the Money Market Fund (Class B).

The Board received and considered information regarding each Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to each Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in a Fund’s Expense Group. The Board noted that the net operating expense ratios of the Service Class, Administrator Class, Institutional Class and Select Class of each of the Funds were in range of each Fund’s respective Expense Group’s median net operating expense ratio, except for the 100% Treasury Money Market Fund (Service Class). The Board also noted that the net operating expense ratios of the Class A and Sweep Class of each of the Funds, the Money Market Fund (A, B, C, Daily and Investor Classes) were higher than each Fund’s respective Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Funds’ administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rates”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”).

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in each Fund’s Expense Group median. The Board noted that the Advisory Agreement Rates for the Class A, Service Class, Administrator Class, Institutional Class and Select Class of each of the Funds were in range of each Fund’s respective Expense Group, except for the 100% Treasury Money Market Fund (Administrator Class). The Board noted that the Advisory Agreement Rates for the Sweep Class of each of the Funds was not appreciably higher than the median rate of each Fund’s Expense Group, except for the 100% Treasury Money Market Fund. The Board also noted that the Advisory Agreement Rates for the Money Market Fund (Class B, Class C, Daily Class and Investor Class) were higher than the median rate of the Expense Group. The Board noted that the Net Advisory Rates for the Service Class, Administrator Class, Institutional Class and Select Class of each of the Funds were in range of each Fund’s respective Expense Group. The Board also noted that the Net Advisory Rates for the Class A and Sweep Class of each of the Funds and the Money Market Fund (Class B, Class C, Daily Class and Investor Class) were higher than each Fund’s respective Expense Group. The Board further noted that Funds Management had agreed to continue and, in certain instances, reduce contractual fee cap arrangements for the Funds designed to lower the Funds’ expenses.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board

Other Information (Unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	25

received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

In each case, the Board determined that the Advisory Agreement Rates for the Funds, both with and without administration fee rates and before and after waivers, were acceptable in light of the Funds’ Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of each Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Funds to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to any of the Funds, individually or in the aggregate, was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in each Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rates of the Funds (as a percentage of Fund assets) as the Funds grow in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Funds. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Funds and receives certain compensation for those services. The Board noted that the Funds pay sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Funds’ shares, including the multiple channels through which the Funds’ shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process

26	Wells Fargo Advantage 100% Treasury Money Market Fund	Other Information (Unaudited)

under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage 100% Treasury Money Market Fund	27

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
RIB	— Residual Interest Bond
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.

204796 09-11 SA300/SAR300 7-11

Wells Fargo Advantage

California Municipal Money Market Fund

Semi-Annual Report

July 31, 2011

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Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2011, unless otherwise noted and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $221 billion in assets under management, as of July 31, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM , Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage California Municipal Money Market Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

Dear Valued Shareholder,

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage California Municipal Money Market Fund for the six-month period that ended July 31, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We believe this change will give you more convenient access to your fund data.

The period began modestly as improving economic optimism generally shifted investors toward equities and riskier assets and away from U.S. Treasuries and lower-yielding fixed-income securities. Returns from fixed income were modest in the opening months of 2011 but were generally still positive as U.S. Treasury yields incrementally climbed higher. But after the slow start, bond prices once again strongly improved, sparked by a sharp decline in U.S. Treasury prices in April that carried into May. Late in the period, lower-rated bonds declined in price more than the higher credit-quality tiers but not enough to outweigh the stronger performance from lower-rated securities during the period. Lower-quality and longer-maturity fixed-income securities generally outperformed higher-quality and shorter-maturity securities over the full period.

The activity within the broader bond market also resonated with money market participants. As the economic and credit environment reverberated from the ongoing sovereign debt concerns and softening economic data, many participants continued to balance a need for stability and desire for higher yields. The result has been good demand for domestic commercial paper and certificate of deposits. Also, in spite of all the discussion about sovereign debt, many money market participants continue to maintain some exposures to foreign banks based on the quality of their fundamentals. By focusing more on the fundamentals and taking a more selective approach to the short-term security market helped the markets avoid the severe yield volatility or significant flight-to-quality experienced during the spring of 2010, when the Greek sovereign debt crisis first emerged.

The global economic “recovery” hit a snag, but the end of 2011 could regain momentum.

The U.S. economic recovery that began in mid-2009 and gained further momentum throughout 2010, particularly during the fourth quarter, has failed to maintain that level of growth through the first seven months of 2011. For example, gross domestic product (GDP), the broadest measure of economic activity, grew at an annualized rate of 3.1% in the fourth quarter of 2010, only to slow dramatically during the first quarter of 2011. The latest revision to first-quarter GDP data during the period indicated that the economy grew at an annualized rate of 0.4% during the first quarter of 2011. While still positive, it’s a much slower pace of growth than experienced in the second half of 2010 and notably lower than consensus forecasts. Nevertheless, the advance estimate of second-quarter 2011 GDP, which was released on July 29, 2011, was 1.3%, suggesting that the U.S. economy continues to expand, though at a slow and uneven pace.

Jobs and housing remained troublesome.

The July 2011 unemployment rate in the U.S. was reported at 9.1%, down from 9.5% a year earlier but still notably higher than historical averages. Unfortunately,

Letter to Shareholders	Wells Fargo Advantage California Municipal Money Market Fund	3

the drop may be more attributable to a decline in the labor force than to a meaningful uptick in hiring. The level of job creation in 2011 has been trending below historical averages, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite some tentative late-year signs of stabilization. That said, persistent weakness in the labor and housing markets bears close watching in the months ahead.

Other economic data in the U.S. has been more encouraging, reflecting greater confidence in the sustainability of the expansion on the part of both consumers and businesses. Retail sales came in strong at certain points during the period and industrial production and new orders have picked up. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and information technology. Core inflation, which excludes volatile food and energy prices, remained benign.

The Federal Reserve believes the economic recovery will accelerate in future quarters.

With inflation subdued, the Federal Open Market Committee (FOMC) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0.00% to 0.25%. On June 22, 2011, in its final statement of the six-month period, the Fed reiterated that the economic recovery “is proceeding at a moderate pace,” but that “recent labor market indicators have been weaker than anticipated.” It described the recent increase in inflation as temporary, suggesting that inflation pressures will ease going forward. While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

As recent headwinds subside, it is reasonable to expect markets to regain focus.

Now that it appears the debt ceiling has been increased and a U.S. default will be averted, money market participants and the broader bond market can get back to more fundamental and lasting concerns-chiefly, the economy. After avoiding short-term Treasuries in late July 2011, ahead of pending U.S. debt ceiling deadline, money market participants have returned to the U.S. short-term markets1. Economic indicators released in the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory. Most indicators still point toward real GDP growth in the 2% to 3% range in the second half of 2011. While that is not enough to produce big employment gains, it might be sufficient to cause Treasury yields to retrace some of the late-July declines.

Don’t let short-term uncertainty derail long-term investment goals.

While periods of uncertainty can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, Wells Fargo Advantage Funds represents investments across a broad range of asset

1.	Comments expressed that do not fall within the reporting period are as of August 2, 2011.

Economic indicators released in the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory.

4	Wells Fargo Advantage California Municipal Money Market Fund	Letter to Shareholders

classes and investment styles with more than 110 mutual funds, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk.

In our opinion, diligent and earnest assessment of the fundamental characteristics of money market eligible securities will be a key differentiating factor between which investment strategies meet client expectations and which do not. At Wells Fargo Advantage Funds, we intend to continue the emphasis of principal preservation and high liquidity across our lineup of Wells Fargo Advantage Money Market Funds. In changing markets, we believe it is particularly important to have diligent investment analysts in charge of investor assets.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Performance Highlights (Unaudited)

Wells Fargo Advantage California Municipal Money Market Fund

5

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

James Randazzo

FUND INCEPTION

January 1, 1992

  SECTOR
DISTRIBUTION[1]   (AS OF JULY 31,
2011)

  EFFECTIVE MATURITY
DISTRIBUTION[1]   (AS OF JULY 31,
2011)

  WEIGHTED AVERAGE
MATURITY[2]   (AS OF JULY 31,
2011)

6 Days

  WEIGHTED AVERAGE FINAL
MATURITY[3]   (AS OF JULY 31,
2011)

6 Days

1.
Sector distribution and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.
Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.
Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the Fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

6

Wells Fargo Advantage California Municipal Money Market Fund

Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JULY 31, 2011)

Expense Ratios[5]

Inception Date

6 Months*

1 Year

5 Year

10 Year

Gross

Net[6]

Class A (SGCXX)

01/01/1992

0.00

0.01

1.15

1.14

0.63%

0.63%

Administrator Class (WCMXX)

06/30/2010

0.01

0.01

1.35

1.34

0.36%

0.30%

Institutional Class A (WCTXX)

03/31/2008

0.02

0.06

1.36

1.34

0.24%

0.20%

Service Class (WFCXX)

11/08/1999

0.00

0.01

1.26

1.30

0.53%

0.45%

Sweep Class

06/30/2010

0.00

0.01

1.26

1.30

0.98%

0.98%

*
Returns for periods of less than one year are not annualized.

  FUND YIELD
SUMMARY[6]   (AS OF JULY 31,
2011)

Class A

Administrator Class

Institutional Class

Service Class

Sweep Class

7-Day Current Yield

0.01%

0.01%

0.01%

0.01%

0.01%

7-Day Compound Yield

0.01%

0.01%

0.01%

0.01%

0.01%

30-Day Simple Yield

0.01%

0.01%

0.01%

0.01%

0.01%

30-Day Compound Yield

0.01%

0.01%

0.01%

0.01%

0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.

An investment in a money market fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

4.
Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, and has not been adjusted to reflect higher expenses applicable to the Administrator Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Service Class shares, and has not been adjusted to reflect the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower.

5.
Reflects the expense ratios as stated in the most recent prospectuses.

6.
The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating
Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.30% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class and 1.05% for Sweep Class. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.54)%, (0.26)%, (0.15)%, (0.44)% and (0.89)% for Class A, Administrator Class, Institutional Class, Service Class and Sweep Class,
respectively.

Fund Expenses

Wells Fargo Advantage California Municipal Money Market Fund

7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (if any) and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an
investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2011 to July 31, 2011.

Actual Expenses

The “Actual” line of the table below provides
information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as any contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 02-01-2011

Ending Account Value 07-31-2011

Expenses Paid During the
Period[1]

Net Annual Expense Ratio

Class A

Actual

$
1,000.00

$
1,000.05

$
0.89

0.18
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.90

$
0.90

0.18
%

Administrator Class

Actual

$
1,000.00

$
1,000.05

$
0.89

0.18
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.90

$
0.90

0.18
%

Institutional Class

Actual

$
1,000.00

$
1,000.16

$
0.79

0.16
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,024.00

$
0.80

0.16
%

Service Class

Actual

$
1,000.00

$
1,000.05

$
0.89

0.18
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.90

$
0.90

0.18
%

Sweep Class

Actual

$
1,000.00

$
1,000.05

$
0.94

0.19
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.85

$
0.95

0.19
%

1.
Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8

Wells Fargo Advantage California Municipal Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Municipal Bonds and Notes: 91.84%

California: 88.86%

Other Municipal Debt: 2.08%

Riverside County CA Teeter Financing (Miscellaneous Revenue)

0.27
%

08/03/2011

$
5,000,000

$
5,000,000

San Diego County CA School Districts Series B-1 (Tax Revenue, GO of Participants Insured)

2.00

01/31/2012

1,000,000

1,007,610

San Joaquin County CA Transportation Authority Series A (Transportation Revenue)

0.09

08/09/2011

10,000,000

10,000,000

San Joaquin County CA Transportation Authority Series A (Transportation Revenue)

0.09

08/10/2011

38,000,000

38,000,000

54,007,610

Variable Rate Demand Notes§: 86.78%

ABAG Finance Authority for Nonprofit Corporation California Berkeleyan Project A (Housing Revenue, FNMA Insured)

0.12

05/15/2033

2,000,000

2,000,000

ABAG Finance Authority for Nonprofit Corporation California Branson School (Education Revenue, Northern Trust Company LOC)

0.07

07/01/2038

6,700,000

6,700,000

ABAG Finance Authority for Nonprofit Corporation California MFHR Acton Courtyard Series A (Housing Revenue, FHLMC Insured)

0.11

04/01/2037

1,300,000

1,300,000

  ABAG Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA
Insured)

0.12

07/15/2035

14,200,000

14,200,000

ABAG Finance Authority for Nonprofit Corporation California The Head-Royce School (Education Revenue, Bank of America NA LOC)

0.08

09/01/2036

11,300,000

11,300,000

ABAG Finance Authority For Nonprofit Corporation Valley Christian Schools (Education Revenue, Bank of America NA LOC)

0.12

07/01/2039

19,480,000

19,480,000

  ABAG Finance Authority for Nonprofit Corporations California Colma BART Apartments Series A (Housing Revenue, Bank of America NA
LOC)

0.13

11/15/2035

10,110,000

10,110,000

ABAG Finance Authority for Nonprofit Corporations California Menlo School (Education Revenue, Northern Trust Company LOC)

0.05

09/01/2033

15,000,000

15,000,000

  ABAG Finance Authority for Nonprofit Corporations California San Francisco University Series A (Education Revenue, Northern Trust
Company LOC)

0.05

04/01/2035

1,515,000

1,515,000

  ABAG Finance Authority for Nonprofit Corporations California Zoological Society of San Diego (Miscellaneous Revenue, Bank of America NA
LOC)

0.10

10/01/2034

14,385,000

14,385,000

  ABAG Finance Authority for Nonprofit Corporations Caliifornia Jewish Community Center (Miscellaneous Revenue, Bank of America NA
LOC)

0.11

06/01/2029

4,515,000

4,515,000

  ABAG Finance Authority For Nonprofit Corporations San Francisco High University Series A (Education Revenue, Northern Trust Company
LOC)

0.05

04/01/2036

6,835,000

6,835,000

Alameda CA PFA MFHA Eagle Parrot Project Series A (Housing Revenue, FNMA Insured)

0.09

05/15/2035

1,565,000

1,565,000

Anaheim CA Housing Authority Cobblestone Apartments Series B (Housing Revenue, FNMA Insured)

0.18

03/15/2033

2,000,000

2,000,000

Anaheim CA Housing Authority MFHR Monterey Apartments Series B (Housing Revenue, FNMA Insured)

0.09

05/15/2027

1,895,000

1,895,000

Anaheim CA Housing Authority Sea Wind Apartments Project Series C (Housing Revenue, FNMA Insured)

0.18

07/15/2033

6,000,000

6,000,000

Arcadia County CA USD Series 2679 (GO-Local, FSA Insured)

0.12

08/01/2013

8,680,000

8,680,000

Austin Certificates Bank of America Series 2008-3312 (Miscellaneous Revenue)

0.14

08/01/2032

7,000,000

7,000,000

Azusa CA Public Financing Authority Parity Water Systems Project (Water & Sewer Revenue, FSA Insured)

0.08

02/01/2038

14,550,000

14,550,000

Bay Area Toll Authority California Toll Bridge (Transportation Revenue, Union Bank NA LOC)

0.04

04/01/2047

4,190,000

4,190,000

Portfolio of Investments—July 31, 2011 (Unaudited)

Wells Fargo Advantage California Municipal Money Market Fund

9

Security Name

Interest Rate

Maturity Date

Principal

Value

Variable Rate Demand Notes§ (continued)

Bay Area Toll Authority California Toll Bridge (Transportation Revenue, Morgan Stanley Bank LOC)

0.05
%

04/01/2045

$
15,550,000

$
15,550,000

Bay Area Toll Authority California Toll Bridge Series A (Transportation Revenue, Sumitomo Mitsui Banking LOC)

0.05

04/01/2045

2,300,000

2,300,000

Bay Area Toll Authority California Toll Bridge Series A2 (Transportation Revenue, Union Bank NA LOC)

0.05

04/01/2047

9,400,000

9,400,000

Branch Banking & Trust Municipal Trust Floaters Series 2049 (GO-Local, FSA Insured)

0.09

02/01/2027

9,075,000

9,075,000

California Alternative Energy Source Financing Authority GE Capital Corporation Series A (Utilities Revenue)

0.09

10/01/2020

25,330,000

25,330,000

California CDA Multifamily Housing Glen Haven Apartments Series 2002 (Housing Revenue, FNMA Insured)

0.18

04/15/2035

7,000,000

7,000,000

California CDA Multifamily Housing PUTTER Series 2680 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)

0.22

05/15/2018

21,700,000

21,700,000

California Finance Authority Kehillah Jewish High School Series 2009 (Education Revenue, California Bank & Trust LOC)

0.07

08/01/2039

13,790,000

13,790,000

California HFA Home Mortgage Series H (Housing Revenue, FNMA LOC)

0.05

02/01/2036

4,900,000

4,900,000

California HFFA California Presbyterian Homes (Continuing Care Retirement Community, Union Bank NA LOC)

0.08

07/01/2034

8,080,000

8,080,000

California HFFA St. Joseph Health System Series B (Health Revenue, U.S. Bank NA LOC)

0.24

07/01/2041

10,000,000

10,000,000

California HFFA St. Joseph Health System Series C (Health Revenue, Northern Trust Company LOC)

0.24

07/01/2041

5,000,000

5,000,000

California Infrastructure & Economic Development Bank California Academy Series C (Education Revenue, East West Bank LOC)

0.11

12/01/2040

4,940,000

4,940,000

California Infrastructure & Economic Development Bank Haig Precision Corporation Project (IDR, Bank of the West LOC)

0.23

07/01/2030

1,400,000

1,400,000

California Infrastructure & Economic Development Bank J. Paul Getty Project Series A2 (Miscellaneous Revenue)

0.23

10/01/2047

15,975,000

15,975,000

California Infrastructure & Economic Development Bank J. Paul Getty Project Series B (Miscellaneous Revenue)

0.23

04/01/2033

16,835,000

16,835,000

California Infrastructure & Economic Development Bank J. Paul Getty Project Series A4 (Miscellaneous Revenue)

0.23

10/01/2047

15,250,000

15,250,000

  California Infrastructure & Economic Development Bank Lycee Francias de Los Angeles Project (Education Revenue, U.S. Bank NA
LOC)

0.06

09/01/2036

3,000,000

3,000,000

  California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series B (Utilities Revenue, Mizuho Corporate
Bank LOC)

0.24

11/01/2026

40,325,000

40,325,000

  California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series C (Utilities Revenue, Sumitomo Mitsui
Banking LOC)

0.23

12/01/2016

8,600,000

8,600,000

California Infrastructure & Economic Development Bank ROC RR II R-11527 (Transportation Revenue, AMBAC Insured)

0.11

07/01/2030

6,755,000

6,755,000

  California Infrastructure & Economic Development Bank Society for the Blind Project (Miscellaneous Revenue, U.S. Bank NA
LOC)

0.11

01/01/2037

2,185,000

2,185,000

California Infrastructure & Economic Development Bank The Bay Institute Aquarium Foundation (Miscellaneous Revenue)

0.05

06/01/2025

6,400,000

6,400,000

California Municipal Finance Authority Pacific Institute Series A (Health Revenue, California Bank & Trust LOC)

0.07

08/01/2037

21,055,000

21,055,000

California Municipal Finance Authority San Francisco Planning Project (Miscellaneous Revenue)

0.05

12/01/2042

6,935,000

6,935,000

California PCFA Burney Forest Products Project Series A (Resource Recovery Revenue, Union Bank of California LOC)

0.21

09/01/2020

14,700,000

14,700,000

California PCFA Musco Family Olive Series A (Resource Recovery Revenue, Bank of the West LOC)

0.07

11/01/2019

3,200,000

3,200,000

10

Wells Fargo Advantage California Municipal Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Variable Rate Demand Notes§ (continued)

California PCFA Solid Waste John & Ann M Verwey Project (Miscellaneous Revenue, Bank of America NA LOC)

0.12
%

05/01/2028

$
3,400,000

$
3,400,000

California PCFA Solid Waste Milk Time Dairy Farms Project (Miscellaneous Revenue, CoBank ACB LOC)

0.12

11/01/2027

6,000,000

6,000,000

California PCFA Solid Waste Milk Time Dairy Farms Project (Miscellaneous Revenue, Bank of the West LOC)

0.12

11/01/2027

1,400,000

1,400,000

California PCFA Solid Waste P&D Dairy & Poso Creek (Miscellaneous Revenue, Bank of the West LOC)

0.12

05/01/2028

3,000,000

3,000,000

California PCFA Wadham Energy Series C (Resource Recovery Revenue, BNP Paribas LOC)

0.16

11/01/2017

14,000,000

14,000,000

California PCFA Waste Connection Incorporated Project (Resource Recovery Revenue, Bank of America NA LOC)

0.18

08/01/2018

10,100,000

10,100,000

  California Refunding GO Branch Banking & Trust Company Municipal Trust Series 2000 (GO-State, Branch Banking & Trust LOC, FSA
Insured)

0.15

07/10/2027

15,640,000

15,640,000

California Scripps Health Series F (Hospital Revenue, Northern Trust Company LOC)

0.04

10/01/2031

4,285,000

4,285,000

California DWR Series 3019 (Water & Sewer Revenue)

0.12

06/01/2016

4,885,000

4,885,000

California EDFA Joseph Schmidt Project Series A (IDR, Bank of the West LOC)

0.16

12/01/2026

2,700,000

2,700,000

California Enterprise Development Authority Pocino Foods Company Project Series A (IDR)

0.11

11/01/2033

7,665,000

7,665,000

California Enterprise Development Authority Ramar International Corporation Project Series A (IDR, Bank of the West LOC)

0.11

11/01/2033

4,000,000

4,000,000

California Series A Subseries A-1-1 (GO-State, Royal Bank of Canada LOC)

0.04

05/01/2040

20,000,000

20,000,000

California Series A Subseries A-1-2 (GO-State, Barclays Bank plc LOC)

0.04

05/01/2040

10,000,000

10,000,000

California Series A Subseries C-2 (GO-State, Bank of Nova Scotia LOC)

0.04

05/01/2033

1,000,000

1,000,000

California Series A Subseries A-1-1 (GO-State, Royal Bank of Canada LOC)

0.04

05/01/2040

20,000,000

20,000,000

California Series A2 (GO-State, Bank of Montreal LOC)

0.24

05/01/2033

45,700,000

45,700,000

California Series A3 (GO-State, Bank of Montreal LOC)

0.21

05/01/2033

18,150,000

18,150,000

California Series B Subseries B3 (GO-State, Barclays Bank plc LOC)

0.04

05/01/2040

12,475,000

12,475,000

California CDA (Health Revenue, FHLMC Insured)††

0.08

11/15/2048

28,367,789

28,367,789

California CDA (Hospital Revenue, FSA Insured)††

0.12

08/15/2032

12,825,000

12,825,000

California CDA Aegis Moraga Project C (Housing Revenue, FNMA Insured)

0.20

07/01/2027

7,255,000

7,255,000

California CDA Aegis Pleasant Hill Series H (Housing Revenue, FNMA Insured)

0.18

07/01/2027

6,270,000

6,270,000

California CDA Arbor Ridge Apartments Series B (Housing Revenue, FHLMC Insured)

0.14

11/01/2036

9,500,000

9,500,000

California CDA Avian Glen Apartment Project CC (Housing Revenue, CitiBank NA LOC)

0.20

08/01/2039

5,190,000

5,190,000

California CDA Belmont Project Series F (Housing Revenue, FNMA Insured)

0.17

06/15/2038

9,390,000

9,390,000

California CDA Charter Court Apartments Series L (Housing Revenue, FHLMC Insured)

0.14

09/01/2040

4,000,000

4,000,000

California CDA Gas Supply (Energy Revenue, Royal Bank of Canada SPA)

0.07

11/01/2040

64,575,000

64,575,000

California CDA Grande Apartments Series TT (Housing Revenue, FNMA Insured)

0.19

12/15/2034

1,925,000

1,925,000

California CDA Greenback Manor Apartments Series A (Housing Revenue, East West Bank LOC)

0.18

02/01/2028

4,660,000

4,660,000

California CDA Health Facility Community Hospital (Hospital Revenue) (Hospital Revenue, U.S. Bank NA LOC)

0.05

06/01/2033

8,500,000

8,500,000

California CDA La Puente Apartments Series JJ (Housing Revenue, U.S. Bank NA LOC)

0.33

11/01/2031

6,775,000

6,775,000

California CDA Livermore Valley Arts Center Project (Miscellaneous Revenue, Bank of New York LOC)

0.04

12/01/2036

12,170,000

12,170,000

Portfolio of Investments—July 31, 2011 (Unaudited)

Wells Fargo Advantage California Municipal Money Market Fund

11

Security Name

Interest Rate

Maturity Date

Principal

Value

Variable Rate Demand Notes§ (continued)

California CDA MFHR Canyon Country Apartments Series M (Housing Revenue, FHLMC Insured)

0.18
%

12/01/2034

$
10,500,000

$
10,500,000

California CDA MFHR Granite Oaks Apartments Series R (Housing Revenue, FNMA Insured)

0.19

10/15/2030

3,985,000

3,985,000

California CDA MFHR Imperial Park Apartments Series 00 (Housing Revenue, FHLMC Insured)

0.09

11/01/2040

10,935,000

10,935,000

California CDA Multifamily Housing Desert Palms Series A (Housing Revenue, FHLMC LOC)

0.09

08/01/2045

7,000,000

7,000,000

California CDA Multifamily Housing PFOTER MT 381 (Housing Revenue, FNMA Insured)

0.18

02/01/2050

14,000,000

14,000,000

California CDA Multifamily Housing PFOTER MT 381 (Housing Revenue, FHLMC Insured)

0.18

02/01/2053

11,000,000

11,000,000

California CDA Multifamily Housing PUTTERS Series 2681 (Housing Revenue, JPMorgan Chase Bank LOC)

0.32

05/15/2018

1,300,000

1,300,000

California CDA Multifamily Housing Seasons at Lakewood Series A (Housing Revenue, FNMA Insured)

0.19

05/15/2037

3,200,000

3,200,000

California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured)

0.18

08/01/2031

7,840,000

7,840,000

California CDA Olympus Park Apartments Series Y (Housing Revenue, FNMA Insured)

0.18

10/15/2030

6,440,000

6,440,000

California CDA Seasons Senior Apartments Series B (Housing Revenue, FNMA Insured)

0.18

05/15/2037

5,265,000

5,265,000

California CDA Series 3108 (Hospital Revenue, AMBAC Insured)††

0.08

08/15/2038

6,000,000

6,000,000

California CDA Sunrise of Danville Project Series A (Housing Revenue, FNMA Insured)

0.18

05/01/2027

5,665,000

5,665,000

California CDA Tyrella Gardens Apartments Series B (Housing Revenue, CitiBank NA LOC)

0.10

06/01/2036

2,545,000

2,545,000

California CDA University Retirement Community Project (Health Revenue, Bank of America NA LOC)

0.27

11/15/2038

1,110,000

1,110,000

California CDA Villa Paseo Senior Project MM (Housing Revenue, East West Bank LOC)

0.19

11/01/2035

4,000,000

4,000,000

California CDA Village at Hesperia Series CCC (Housing Revenue, FNMA Insured)

0.19

11/15/2039

2,300,000

2,300,000

California CDA Village at Ninth Apartments Series D (Housing Revenue, FNMA Insured)

0.18

11/15/2035

4,375,000

4,375,000

California CDA Village at Shaw Apartments Series E (Housing Revenue, FNMA Insured)

0.19

11/15/2035

3,605,000

3,605,000

Camarillo CA Hacienda de Camarillo Project (Housing Revenue, FNMA Insured)

0.17

10/15/2026

1,755,000

1,755,000

Central Basin California Municipal Water Distribution Series B (Utilities Revenue, U.S. Bank NA LOC)

0.05

08/01/2037

10,620,000

10,620,000

  Chino Basin California Regional Financing Authority Inland Empire Utility Series B (Water & Sewer Revenue, Lloyds TSB Bank
LOC)

0.05

06/01/2032

8,580,000

8,580,000

Concord CA MFHR (Housing Revenue, FHLMC Insured)

0.12

12/01/2016

2,100,000

2,100,000

Corona CA Household Bank Project B (Housing Revenue, FNMA Insured)

0.10

02/01/2023

11,000,000

11,000,000

Deutsche Bank Spears Lifers Trust DB-383 (Tax Revenue, FGIC Insured)

0.08

08/01/2035

11,575,000

11,575,000

Deutsche Bank Spears Lifers Trust DB-384 (Tax Revenue, NATL-RE Insured)

0.08

06/01/2032

16,725,000

16,725,000

Deutsche Bank Spears Lifers Trust Series 445 (GO-Local, FSA Insured)

0.08

08/01/2032

270,000

270,000

Deutsche Bank Spears Lifers Trust Series DB-287 (GO-Local, NATL-RE Insured)

0.08

09/01/2037

38,530,000

38,530,000

Deutsche Bank Spears Lifers Trust Series DB-430 (Tax Revenue, NATL-RE Insured)

0.08

09/01/2038

1,830,000

1,830,000

Deutsche Bank Spears Lifers Trust Series DB-448 (GO-Local, FSA Insured)

0.08

07/01/2032

9,290,000

9,290,000

12	Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Deutsche Bank Spears Lifers Trust Series DB-457 (GO-Local, FSA Insured)	0.08%	08/01/2032	$3,977,000	$3,977,000
Deutsche Bank Spears Lifers Trust Series DB-477 (GO-Local, FSA FGIC AMBAC Insured)	0.08	12/01/2024	210,000	210,000
Deutsche Bank Spears Lifers Trust Series DB-490 (Tax Revenue, FSA Insured)	0.08	02/01/2031	10,460,000	10,460,000
Deutsche Bank Spears Lifers Trust Series DB-628 (GO-Local, FSA Insured)	0.08	08/01/2031	4,175,000	4,175,000
Deutsche Bank Spears Lifers Trust Series DB-629 (GO-Local, NATL-RE Insured)	0.08	08/01/2031	7,065,000	7,065,000
Deutsche Bank Spears Lifers Trust Series DB-630 (GO-Local, NATL-RE Insured)	0.08	02/01/2024	4,520,000	4,520,000
Deutsche Bank Spears Lifers Trust Series DB-632 (GO-Local, FSA-CR FGIC Insured)	0.08	08/01/2033	15,325,000	15,325,000
Deutsche Bank Spears Lifers Trust Series DBE-247 (Tax Revenue, FGIC Insured)	0.08	12/01/2030	10,000,000	10,000,000
Deutsche Bank Spears Lifers Trust Series DBE-444 (GO-Local, FGIC Insured)	0.08	08/01/2032	3,155,000	3,155,000
Deutsche Bank Spears Lifers Trust Series DBE-500 (Water & Sewer Revenue, AMBAC Insured)	0.08	11/01/2038	2,690,000	2,690,000
Deutsche Bank Spears Lifers Trust Series DBE-575 (Tax Revenue, AMBAC Insured)	0.08	09/01/2029	1,025,000	1,025,000
Deutsche Bank Spears Lifers Trust Series DBE-625 (Tobacco Revenue, AMBAC Insured)	0.08	06/01/2028	7,165,000	7,165,000
Deutsche Bank Spears Lifers Trust Series DBE-637 (GO-Local)	0.08	08/01/2047	8,800,000	8,800,000
Deutsche Bank Spears Lifers Trust Series DBE-675 (Tax Revenue, Assured Guaranty Insured)	0.08	08/01/2048	7,827,000	7,827,000
East Bay CA Municipal Utilities District Water System Series A-1 (Water & Sewer Revenue)	0.04	06/01/2038	50,820,000	50,820,000
East Bay CA Municipal Utilities District Water System Series A-3 (Water & Sewer Revenue)	0.03	06/01/2038	9,955,000	9,955,000
Eclipse Funding Trust 2006-0002 Solar Eclipse Los Angeles (GO-Local, U.S. Bank NA LOC)	0.07	07/01/2030	25,735,000	25,735,000
Eclipse Funding Trust 2007-0079 Solar Eclipse Los Angeles (GO-Local, U.S. Bank NA LOC)	0.07	08/01/2032	10,200,000	10,200,000
Eclipse Funding Trust California Educational Facilities 2006-0065 Solar Eclipse Pepperdine (Education Revenue, U.S. Bank NA LOC)	0.07	12/01/2013	2,175,000	2,175,000
Elsinore Valley CA Municipal Water District COP Series B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.05	07/01/2035	6,750,000	6,750,000
Fremont CA Treetops Apartments Series A (Housing Revenue, FNMA Insured)	0.19	08/15/2026	9,800,000	9,800,000
Glendale CA Water Authority(GO - Local, NATL-RE Insured)	0.08	09/01/2027	13,205,000	13,205,000
Golden State CA Tobacco Securitization Corporation Series 3123 (Miscellaneous Revenue)††	0.13	06/01/2045	21,290,000	21,290,000
Golden State CA Tobacco Securitization Corporation Tobacco Settlement ROC RR II R-11442 (Tobacco Revenue, AGC-ICC Insured)	0.28	06/01/2035	6,255,000	6,255,000
Grossmont CA USD Capital Appreciation Election of 2004 (Tobacco Revenue, FGIC Insured)	0.08	06/01/2035	3,375,000	3,375,000
Grossmont Cuyamaca CA Community College District ROC RR II R-11519 (GO-Local, Assured Guaranty Insured)	0.11	02/01/2016	7,425,000	7,425,000
Hayward CA MFHR Shorewood Series A (Housing Revenue, FNMA Insured)	0.09	07/15/2014	4,000,000	4,000,000
Hemet CA MFHR Sunwest Retirement Series A (Housing Revenue, FHLMC Insured)	0.18	01/01/2025	1,000,000	1,000,000
Hemet CA USD Facilities Project (Lease Revenue, State Street Bank & Trust Company LOC)	0.05	10/01/2036	3,970,000	3,970,000
Highland CA RDA Jeffrey Court Senior Apartments (Housing Revenue, East West Bank LOC)	0.09	03/01/2028	6,620,000	6,620,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
JPMorgan Chase PUTTER/DRIVER Trust Series 3903Z (Tax Revenue) (Tax Revenue, NATL-RE Insured)††	0.12%	12/01/2027	$5,000,000	$5,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3931 (Tax Revenue)	0.21	08/12/2012	25,000,000	25,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3934 (Tax Revenue)††	0.20	08/07/2012	5,000,000	5,000,000
Kings County CA Housing Authority Edgewater Isle Apartments Series A (Housing Revenue, FNMA Insured)	0.08	02/15/2031	6,100,000	6,100,000
Lancaster CA Redevelopment Agency MFHR 20th Street Apartments Project Series C (Housing Revenue, FNMA Insured)	0.17	12/01/2026	5,500,000	5,500,000
Los Angeles CA Community RDA Second & Central Apartments Project (Housing Revenue, HSBC Bank USA NA LOC)	0.07	12/01/2038	26,665,000	26,665,000
Los Angeles CA Community RDA Security Building Project Series A (Housing Revenue, FNMA Insured)	0.14	12/15/2034	6,290,000	6,290,000
Los Angeles CA COP Notre Dame High School Series 2006-A (Lease Revenue, Bank of America NA LOC)	0.08	09/01/2036	6,790,000	6,790,000
Los Angeles CA COP Samuel A Fryer Yavney Series A (Education Revenue, California Bank & Trust LOC)	0.08	08/01/2038	10,000,000	10,000,000
Los Angeles CA Department Water & Power Revenue System Subseries A-2 (Water & Sewer Revenue, AGM-CR AMBAC Insured)††	0.12	01/01/2015	4,125,000	4,125,000
Los Angeles CA DW&P ROC RR II R-11531 (Water & Sewer Revenue, NATL-RE Insured)	0.11	01/01/2013	10,505,000	10,505,000
Los Angeles CA Mission Village Terrace Apartments (Housing Revenue, East West Bank LOC)	0.19	07/01/2027	3,540,000	3,540,000
Los Angeles CA Waste Water System Series 2254 (Water & Sewer Revenue, NATL-RE Insured)	0.12	06/01/2013	5,780,000	5,780,000
Los Angeles CA Waste Water System Subseries G (Water & Sewer Revenue, Bank of America NA LOC)	0.07	06/01/2032	8,330,000	8,330,000
Los Angeles CA Watts Athens Apartments Series A (Housing Revenue, CitiBank (West) FSB LOC)	0.18	08/15/2030	4,300,000	4,300,000
Los Angeles County CA CDA MFHR Met Apartments Project (Housing Revenue, FNMA Insured)	0.06	12/15/2024	635,000	635,000
Los Rios CA Community College District Series 2972 (GO-Local, FSA Insured)	0.12	02/01/2013	5,065,000	5,065,000
Manteca CA RDA Amended Merger Project (Tax Revenue, State Street Bank & Trust Company LOC)	0.33	10/01/2042	10,590,000	10,590,000
Menlo Park CA CDA Las Pulgas Community Development (Tax Revenue, State Street Bank & Trust Company LOC)	0.33	01/01/2031	29,985,000	29,985,000
Metropolitan Water District Southern California Waterworks (Water & Sewer Revenue)††	0.11	02/01/2015	12,515,000	12,515,000
Metropolitan Water District Southern California Waterworks Class A (Water & Sewer Revenue)	0.11	07/01/2037	29,800,000	29,800,000
Metropolitan Water District Southern California Waterworks Series A-2 (Water & Sewer Revenue)	0.14	07/01/2037	4,065,000	4,065,000
Metropolitan Water District Southern California Waterworks Series B4 (Water & Sewer Revenue)	0.07	07/01/2035	6,500,000	6,500,000
Metropolitan Water District Southern California Waterworks Series C (Water & Sewer Revenue)	0.10	07/01/2027	11,900,000	11,900,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue) (Housing Revenue, FNMA Insured)	0.08	09/15/2024	5,875,000	5,875,000
Modesto County CA Multifamily Housing Shadowbrook Apartments Series A (Housing Revenue, FNMA Insured)	0.09	05/15/2031	700,000	700,000
Morgan Hill CA RDA Tax Allocation Ojo de Agua Redevelopment Project A (Tax Revenue, Scotia Bank LOC)	0.05	09/01/2033	55,915,000	55,915,000
Napa CA Water Utility Improvements (Water & Sewer Revenue, AMBAC Insured)††	0.12	11/01/2015	10,585,000	10,585,000

14	Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Oakland CA Redevelopment Authority MFHR (Housing Revenue, FHLMC Insured)	0.18%	10/01/2050	$29,500,000	$29,500,000
Oceanside CA Ace-Shadow Way (Housing Revenue, FHLMC Insured)	0.07	03/01/2049	1,050,000	1,050,000
Ontario County CA Multifamily Revenue (Housing Revenue, FHLMC Insured)	0.15	12/01/2035	6,500,000	6,500,000
Orange County CA Apartment Development Authority Project Class A (Housing Revenue, FNMA Insured)	0.09	12/15/2028	6,070,000	6,070,000
Orange County CA Apartment Development Revenue Park Place Apartments Project Series A (Housing Revenue, FHLMC Insured)	0.17	04/01/2024	4,900,000	4,900,000
Orange County CA Apartment Development Revenue Park Ridge Villas Project (Housing Revenue, FNMA Insured)	0.16	11/15/2028	4,000,000	4,000,000
Orange County CA Apartment Development Revenue Series D Harbor Pointe Project (Housing Revenue, FHLMC Insured)	0.16	12/01/2022	449,000	449,000
Orange County CA Apartment Development Villas Aliento Series E Project (Housing Revenue, FNMA Insured)	0.10	08/15/2028	2,640,000	2,640,000
Orange County CA Water District Series A (Water & Sewer Revenue, CitiBank NA LOC)	0.06	08/01/2042	7,500,000	7,500,000
Peralta CA Community College District Election 2000 Project Series D (GO-Local)††	0.12	08/01/2015	30,205,000	30,205,000
Petaluma CA CDS MFHR Oakmont at Petaluma Series A (Housing Revenue, U.S. Bank NA LOC)	0.16	04/01/2026	500,000	500,000
Pittsburg CA Pubic Financing Authority (Water & Sewer Revenue, Bank of the West LOC)	0.06	06/01/2035	5,850,000	5,850,000
Poway CA School District Series 3063 (GO-Local, FSA Insured)††	0.08	08/01/2030	10,000,000	10,000,000
PFOTER PPT-1007 Class A (Housing Revenue, FHLMC Insured)	0.18	05/01/2027	6,420,000	6,420,000
PFOTER PPT-1007 Class A (Housing Revenue) (Housing Revenue, FHLMC Insured)	0.18	06/01/2032	1,090,000	1,090,000
Rancho CA Water District Financing Authority Series B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.04	08/15/2031	7,000,000	7,000,000
RBC Municipal Products Incorporated Trust Floater Certificates Series E-17 (Tax Revenue)††	0.08	03/01/2034	35,985,000	35,985,000
Riverside CA Electric Project PUTTER Series 3042Z (Utilities Revenue, FSA Insured)††	0.21	04/01/2016	3,245,000	3,245,000
Roseville CA Electric System Series A (Utilities Revenue, Morgan Stanley Bank LOC)	0.07	02/01/2035	20,000,000	20,000,000
Sacramento CA Housing Authority Shenandoah Apartments Series F (Housing Revenue, FNMA Insured)	0.18	09/15/2036	7,000,000	7,000,000
Sacramento County CA Housing Authority (Housing Revenue, FNMA Insured)	0.16	07/15/2029	5,000,000	5,000,000
Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured)	0.18	05/15/2034	8,350,000	8,350,000
Sacramento County CA Housing Authority Logan Park Apartments Series E (Housing Revenue, FHLMC Insured)	0.20	05/01/2042	10,000,000	10,000,000
Sacramento County CA Housing Authority MFHR Cascades Series D (Housing Revenue, FNMA Insured)	0.18	09/15/2035	6,535,000	6,535,000
Sacramento County CA Housing Authority MFHR Normandy Park Apartments Series A (Housing Revenue, FNMA Insured)	0.18	02/15/2033	6,000,000	6,000,000
Sacramento County CA Housing Authority Seasons at Winter Series C2 (Housing Revenue, FHLMC Insured)	0.08	08/01/2034	2,900,000	2,900,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC Insured)	0.08	12/01/2022	6,555,000	6,555,000
Sacramento County CA Sanitation District Finance Authority Series B (Water & Sewer Revenue, Morgan Stanley Bank LOC)	0.21	12/01/2037	25,000,000	25,000,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Sacramento County CA Sanitation District Financing Authority Municipal Trust Receipts SGC-48 Class A (Water & Sewer Revenue, Societe Generale LOC, FGIC Insured)	0.11%	12/01/2035	$10,000,000	$10,000,000
Sacramento County CA Sanitation District Financing Authority Series D (Water & Sewer Revenue, Morgan Stanley Bank LOC)	0.18	12/01/2039	15,000,000	15,000,000
Sacramento County CA Sanitation District Financing Authority Subordinate Lien Sacramento District E (Water & Sewer Revenue, JPMorgan Chase Bank LOC)	0.05	12/01/2040	5,000,000	5,000,000
Sacramento County CA Sanitation District Financing Authority Subordinate Lien Sacramento Regulation Series C (Water & Sewer Revenue, Bank of America NA LOC)	0.06	12/01/2030	11,520,000	11,520,000
San Bernardino CA RDA Silver Woods Apartments Project (Housing Revenue, FNMA Insured)	0.19	05/01/2026	7,000,000	7,000,000
San Bernardino County CA Flood Control District (Tax Revenue, Bank of America NA LOC)	0.06	08/01/2037	5,500,000	5,500,000
San Bernardino County CA MFHR Green Valley Apartments Project Series A (Housing Revenue, FNMA Insured)	0.16	05/15/2029	6,115,000	6,115,000
San Bernardino County CA MFHR Sycamore Terrace Project Series A (Housing Revenue, FNMA Insured)	0.16	05/15/2029	5,600,000	5,600,000
San Bernardino County CA Parkview Series A (Housing Revenue, FNMA Insured)	0.16	02/15/2027	1,500,000	1,500,000
San Diego County CA Housing Authority Multifamily Housing Studio 15 Series B (Housing Revenue, CitiBank NA LOC)	0.19	10/01/2039	5,395,000	5,395,000
San Diego County CA Regional Transportation Community Limited Tax Series A (Tax Revenue)	0.05	04/01/2038	4,600,000	4,600,000
San Diego County CA Regional Transportation Community Limited Tax Series B (Tax Revenue)	0.07	04/01/2038	3,925,000	3,925,000
San Diego County CA Water Authority COP Series 2873 (Water & Sewer Revenue, FSA Insured)	0.12	05/01/2013	1,545,000	1,545,000
San Francisco CA Bay Area Rapid Transit District (Tax Revenue)††	0.10	08/01/2030	7,500,000	7,500,000
San Francisco CA Bay Area Rapid Transportation District Election of 2004 Series B (Education Revenue, AGM-CR FGIC Insured)††	0.12	11/15/2015	4,700,000	4,700,000
San Francisco CA City & County Airports Commisison Second Series 36C (Port, Airport, & Marina Authority Revenue, U.S. Bank NA LOC)	0.06	05/01/2026	14,070,000	14,070,000
San Francisco CA City & County Airports Commission Second Series 37C (Port, Airport, & Marina Authority Revenue, Union Bank NA LOC)	0.04	05/01/2029	10,000,000	10,000,000
San Francisco CA City & County Airports Commission Series 36-B (Airport Revenue, U.S. Bank NA LOC)	0.06	05/01/2026	12,310,000	12,310,000
San Francisco CA City & County RDA Fillmore Center Series B1 (Housing Revenue, FHLMC Insured)	0.10	12/01/2017	38,900,000	38,900,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, CitiBank NA LOC)	0.09	12/01/2033	12,940,000	12,940,000
San Francisco CA City & County RDA Orlando Cepeda Place Series D (Housing Revenue, CitiBank NA LOC)	0.12	11/01/2033	8,525,000	8,525,000
San Jose CA Financing Authority Civic Center Project Series B (Lease Revenue, AMBAC Insured)††	0.12	12/01/2011	7,000,000	7,000,000
San Jose CA MFHR Raintree Apartments Series A (Housing Revenue, FHLMC Insured)	0.09	02/01/2038	10,600,000	10,600,000
San Jose CA Turnleaf Apartments Series A (Housing Revenue, FHLMC Insured)	0.11	06/01/2036	4,230,000	4,230,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured)	0.14	09/15/2032	1,120,000	1,120,000
San Mateo County CA Community College District Capital Appreciation Election 2001 Series B (GO-Local, NATL-RE Insured)	0.08	06/01/2031	9,716,000	9,716,000
Santa Clara Valley CA Transportation Authority Series A (Tax Revenue)	0.04	06/01/2026	25,385,000	25,385,000

16	Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Santa Clara Valley CA Transportation Authority Series C (Tax Revenue)	0.06%	06/01/2026	$12,495,000	$12,495,000
Santa Rosa CA Alderbrook Heights Apartments (Housing Revenue, Exchange Bank LOC)	0.14	05/01/2040	3,120,000	3,120,000
Sequoia CA University High School District (GO-Local, FSA Insured)	0.12	07/01/2014	2,025,000	2,025,000
Simi Valley CA MFHA Series A (Housing Revenue, FHLMC Insured)	0.15	07/01/2023	695,000	695,000
Simi Valley CA Shadowridge Apartments Project (Housing Revenue, FHLMC Insured)	0.09	09/01/2019	5,700,000	5,700,000
Stockton CA HCFR Series A (Hospital Revenue, CitiBank NA LOC)	0.33	12/01/2032	5,750,000	5,750,000
Sweetwater CA Union High School District ROC RR II-11484 (GO-Local, FSA Insured)	0.20	02/01/2013	8,220,000	8,220,000
Tahoe Forest CA Hospital District (Hospital Revenue, U.S. Bank NA LOC)	0.33	07/01/2033	2,540,000	2,540,000
Upland CA Community RDA Sunset Ridge Apartments (Housing Revenue, East West Bank LOC)	0.05	08/01/2037	18,000,000	18,000,000
Vacaville CA MFHR Sycamore Apartments Series A (Housing Revenue, FNMA Insured)	0.17	05/15/2029	2,350,000	2,350,000
Vallejo CA Housing Authority Multifamily Mortgage Refunding (Housing Revenue, FNMA Insured)	0.10	05/15/2022	885,000	885,000
Victorville CA Joint Powers Finance Authority Project A (Utilities Revenue, BNP Paribas LOC)	1.35	05/01/2040	1,990,000	1,990,000
Walnut Creek CA Creekside Drive (Housing Revenue, FHLMC Insured)	0.10	04/01/2027	3,620,000	3,620,000
Western Municipal Water District Facilities Authority (Water & Sewer Revenue, U.S. Bank NA LOC)	0.06	10/01/2032	11,400,000	11,400,000
Whittier CA Health Facilities Presbyterian Intercommunity Project Series C (Hospital Revenue, U.S. Bank NA LOC)	0.04	06/01/2036	5,800,000	5,800,000
Whittier CA Whittier College Series 2008 (Education Revenue, Bank of America NA LOC)	0.08	12/01/2038	7,655,000	7,655,000

				2,250,251,789

Other: 0.50%

Variable Rate Demand Notes§: 0.50%
FHMLC Multifamily Certificates (Housing Revenue)	0.18	08/15/2045	2,821,531	2,821,531
FHMLC Multifamily Certificates (Housing Revenue)	0.18	11/15/2034	10,298,778	10,298,778

				13,120,309

Puerto Rico: 2.48%

Variable Rate Demand Notes§: 2.48%
Puerto Rico Commonwealth Highway & Transportation Authority Series 2148 (Tax Revenue, AGC-ICC CIFG Insured)	0.13	07/01/2041	26,760,000	26,760,000
Puerto Rico Commonwealth Highway & Transportation Authority Series A (Tax Revenue, Scotia Bank LOC)	0.04	07/01/2028	2,605,000	2,605,000
Puerto Rico Electric Power Authority Municipal Trust Receipts-SGC-57 Class A (Utilities Revenue, Societe Generale LOC, FSA Insured)	0.11	07/01/2029	10,780,000	10,780,000
Puerto Rico Sales Tax Finance Corporation Deutsche Bank Spears Trust Series DBE-627A (Tax Revenue, AMBAC Insured)	0.08	08/01/2050	7,486,000	7,486,000
Puerto Rico Sales Tax Financing Corporation ROC RR II R-11760 (Tax Revenue, CitiBank NA Insured)††	0.11	12/01/2047	2,000,000	2,000,000
Puerto Rico Sales Tax Financing Corporation ROC-RR-II-R11763 (Tax Revenue)††	0.11	12/01/2047	12,750,000	12,750,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Puerto Rico Sales Tax Financing Corporation Series 11829 (Tax Revenue, AGM Insured)††	0.20%	02/01/2034	$1,900,000	$1,900,000

				64,281,000

Total Investments in Securities (Cost $2,381,660,708)*	91.84%	2,381,660,708
Other Assets and Liabilities, Net	8.16	211,562,935

Total Net Assets	100.00%	$2,593,223,643

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

§	These securities are subject to a demand feature which reduces the effective maturity.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage California Municipal Money Market Fund	Statement of Assets and Liabilities—July 31, 2011 (Unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$2,381,660,708
Cash	133,637,015
Receivable for investments sold	83,970,232
Receivable for Fund shares sold	135
Receivable for interest	565,896
Receivable from adviser	825,178

Total assets	2,600,659,164

Liabilities
Dividends payable	8,714
Payable for Fund shares redeemed	6,340,000
Distribution fees payable	85,561
Due to other related parties	493,213
Accrued expenses and other liabilities	508,033

Total liabilities	7,435,521

Total net assets	$2,593,223,643

NET ASSETS CONSIST OF
Paid-in capital	$2,593,171,754
Overdistributed net investment income	(5,862)
Accumulated net realized gains on investments	57,751

Total net assets	$2,593,223,643

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$1,306,616,214
Shares outstanding – Class A	1,306,594,920
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$100,024
Shares outstanding – Administrator Class	100,021
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$921,546,952
Shares outstanding – Institutional Class	921,514,121
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$101,122,270
Shares outstanding – Service Class	101,121,402
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$263,838,183
Shares outstanding – Sweep Class	263,829,821
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended July 31, 2011 (Unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	19

Investment income
Interest	$2,695,996

Expenses
Advisory fee	1,404,454
Administration fees
Fund level	702,227
Class A	1,568,675
Administrator Class	49
Institutional Class	365,864
Service Class	62,572
Sweep Class	400,172
Shareholder servicing fees
Class A	1,736,152
Administrator Class	49
Service Class	128,323
Sweep Class	454,741
Distribution fees
Sweep Class	636,637
Custody and accounting fees	85,499
Professional fees	14,509
Registration fees	20,241
Shareholder report expenses	652
Trustees’ fees and expenses	8,592
Other fees and expenses	22,260

Total expenses	7,611,668
Less: Fee waivers and/or expense reimbursements	(5,155,683)

Net expenses	2,455,985

Net investment income	240,011
Net realized gains on investments	62,629

Net increase in net assets resulting from operations	$302,640

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage California Municipal Money Market Fund	Statements of Changes in Net Assets

	Six Months Ended July 31, 2011 (Unaudited)		Year Ended January 31, 2011[1]			Year Ended February 28, 2010

Operations
Net investment income		$240,011			$798,376		$1,446,118
Net realized gains (losses) on investments		62,629			0		(4,878)

Net increase in net assets resulting from operations		302,640			798,376		1,441,240

Distributions to shareholders from
Net investment income
Class A		(71,302)			(155,827)		(321,031)
Administrator Class		(5)			(16)[2]		NA
Institutional Class		(145,299)			(580,733)		(765,282)
Service Class		(5,214)			(34,310)		(359,805)
Sweep Class		(18,191)			(27,487)[2]		NA
Net realized gains
Class A		0			0		(123,014)
Institutional Class		0			0		(17,769)
Service Class		0			0		(27,272)

Total distributions to shareholders		(240,011)			(798,373)		(1,614,173)

	Shares		Shares			Shares

Capital share transactions
Proceeds from shares sold
Class A	1,183,766,823	1,183,766,823	1,758,649,756		1,758,649,756	2,402,281,400	2,402,281,400
Administrator Class	0	0	100,000	[2]	100,000 [2]	NA	NA
Institutional Class	1,188,583,014	1,188,583,014	1,947,266,295		1,947,266,295	1,790,297,628	1,790,297,628
Service Class	60,321,905	60,321,905	602,791,622		602,791,622	742,085,161	742,085,161
Sweep Class	607,014,705	607,014,705	948,753,970	[2]	948,753,970 [2]	NA	NA

		3,039,686,447			5,257,561,643		4,934,664,189

Reinvestment of distributions
Class A	68,420	68,420	143,754		143,754	417,490	417,490
Administrator Class	5	5	16	[2]	16 [2]	NA	NA
Institutional Class	18,539	18,539	311,627		311,627	464,816	464,816
Service Class	2,993	2,993	7,386		7,386	108,140	108,140
Sweep Class	18,191	18,191	27,487	[2]	27,487 [2]	NA	NA

		108,148			490,270		990,446

Payment for shares redeemed
Class A	(1,364,126,195)	(1,364,126,195)	(2,228,327,432)		(2,228,327,432)	(3,746,180,886)	(3,746,180,886)
Institutional Class	(1,098,184,016)	(1,098,184,016)	(1,747,941,455)		(1,747,941,455)	(1,924,963,024)	(1,924,963,024)
Service Class	(60,506,193)	(60,506,193)	(899,182,277)		(899,182,277)	(1,053,686,469)	(1,053,686,469)
Sweep Class	(746,043,100)	(746,043,100)	(983,907,411)[2]		(983,907,411)[2]	NA	NA

		(3,268,859,504)			(5,859,358,575)		(6,724,830,379)

Net asset value of shares issued in acquisitions
Class A	0	0	8,219,387		8,208,874	0	0
Institutional Class	0	0	395,086,399		395,098,848	0	0
Service Class	0	0	134,479		134,798	0	0
Sweep Class	0	0	437,965,979		437,916,409	NA	NA

		0			841,358,929		0

Net increase (decrease) in net assets resulting from capital share transactions		(229,064,909)			240,052,267		(1,789,175,744)

Total increase (decrease) in net assets		(229,002,280)			240,052,270		(1,789,348,677)

Net assets
Beginning of period		2,822,225,923			2,582,173,653		4,371,522,330

End of period		$2,593,223,643			$2,822,225,923		$2,582,173,653

Overdistributed net investment income		$(5,862)			$(5,862)		$(1,037)

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Class commenced operations on June 30, 2010.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage California Municipal Money Market Fund	21

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]	Year Ended February 28
Class A			2010	2009	2008	2007	2006[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [4]	0.00 [4]	0.00 [4]	0.01	0.03	0.03	0.02
Net realized gains on investments	0.00 [4]	0.00	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [4]	0.00 [4]	0.00 [4]	0.01	0.03	0.03	0.02
Distributions to shareholders from
Net investment income	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.01)	(0.03)	(0.03)	(0.02)
Net realized gains	0.00	0.00	(0.00)[4]	(0.00)[4]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.01)	(0.03)	(0.03)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.02%	1.22%	2.85%	2.85%	1.85%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.69%	0.87%	0.85%	0.83%	0.84%	0.84%
Net expenses	0.18%	0.32%	0.44%	0.66%	0.65%	0.65%	0.65%
Net investment income	0.01%	0.01%	0.01%	1.19%	2.79%	2.81%	2.01%
Supplemental data
Net assets, end of period (000’s omitted)	$1,306,616	$1,486,876	$1,948,313	$3,291,922	$3,837,463	$3,064,445	$2,552,430

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the eleven months ended February 28, 2006. The Fund changed its fiscal year end from March 31 to February 28, effective February 28, 2006.

3.	Returns for periods of less than one year are not annualized.

4.	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage California Municipal Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

Administrator Class	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]
Net realized gains on investments	0.00 [3]	0.00 [3]

Total from investment operations	0.00 [3]	0.00 [3]
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]
Net asset value, end of period	$1.00	$1.00
Total return[2]	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.37%
Net expenses	0.18%	0.30%
Net investment income	0.01%	0.03%
Supplemental data
Net assets, end of period (000’s omitted)	$100	$100

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Returns for periods of less than one year are not annualized.

3.	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage California Municipal Money Market Fund	23

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]	Year Ended February 28
Institutional Class			2010	2009 [2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [4]	0.00 [4]	0.00 [4]	0.01
Net realized gains on investments	0.00 [4]	0.00 [4]	0.00	0.00

Total from investment operations	0.00 [4]	0.00 [4]	0.00 [4]	0.01
Distributions to shareholders from
Net investment income	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.01)
Net realized gains	0.00	0.00	(0.00)[4]	(0.00)[4]

Total distributions to shareholders	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.12%	0.20%	1.47%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.28%	0.48%	0.46%
Net expenses	0.16%	0.20%	0.24%	0.22%
Net investment income	0.03%	0.12%	0.23%	1.59%
Supplemental data
Net assets, end of period (000’s omitted)	$921,547	$831,108	$236,353	$370,572

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the period from March 31, 2008 (commencement of class operations) to February 28, 2009.

3.	Returns for periods of less than one year are not annualized.

4.	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage California Municipal Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]	Year Ended February 28
Service Class			2010	2009	2008	2007	2006[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [4]	0.00 [4]	0.00 [4]	0.01	0.03	0.03	0.02
Net realized gains on investments	0.00 [4]	0.00 [4]	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [4]	0.00 [4]	0.00 [4]	0.01	0.03	0.03	0.02
Distributions to shareholders from
Net investment income	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.01)	(0.03)	(0.03)	(0.02)
Net realized gains	0.00	0.00	(0.00)[4]	(0.00)[4]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.01)	(0.03)	(0.03)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.06%	1.42%	3.05%	3.06%	2.04%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.62%	0.77%	0.75%	0.73%	0.73%	0.74%
Net expenses	0.18%	0.32%	0.38%	0.47%	0.45%	0.45%	0.45%
Net investment income	0.01%	0.01%	0.07%	1.43%	2.94%	3.01%	2.18%
Supplemental data
Net assets, end of period (000’s omitted)	$101,122	$101,301	$397,508	$709,029	$970,945	$500,024	$416,048

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the eleven months ended February 28, 2006. The Fund changed its fiscal year end from March 31 to February 28, effective February 28, 2006.

3.	Returns for periods of less than one year are not annualized.

4.	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage California Municipal Money Market Fund	25

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]
Sweep Class
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]
Net realized gains on investments	0.00 [3]	0.00

Total from investment operations	0.00 [3]	0.00 [3]
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]
Net asset value, end of period	$1.00	$1.00
Total return[2]	0.00%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.98%	0.98%
Net expenses	0.19%	0.29%
Net investment income	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$263,838	$402,840

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Returns for periods of less than one year are not annualized.

3.	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage California Municipal Money Market Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage California Municipal Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of January 31, 2011, the Fund had estimated net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $4,875 expiring in 2018.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	27

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Fund’s Portfolio of Investments.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”) , an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets of the Fund.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

28	Wells Fargo Advantage California Municipal Money Market Fund	Notes to Financial Statements (Unaudited)

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of the class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. ACQUISITIONS

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen California Municipal Money Market Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen California Municipal Money Market Fund for 446,319,845 shares of the Fund valued at $446,260,081 at an exchange ratio of 1.00 for each class. Shareholders holding Class A, Class S and Class I shares of Evergreen California Municipal Money Market Fund received Class A, Sweep Class and Service Class shares, respectively, of the Fund in the reorganization.

The investment portfolio of Evergreen California Municipal Money Market Fund with a fair value of $445,550,863 and amortized cost of $445,550,863 at July 9, 2010 were the principal assets acquired by the Fund. The aggregate net assets of Evergreen California Municipal Money Market Fund and the Fund immediately prior to the acquisition were $446,260,081 and $2,586,576,466, respectively. The aggregate net assets of the Fund immediately after the acquisition were $3,032,836,547. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen California Municipal Money Market Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	29

Assuming the acquisition had been completed March 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$455,272
Net realized gains on investments	$28,076
Net increase in net assets resulting from operations	$483,358

In addition, after the close of business on November 5, 2010, the Fund also acquired the net assets of Wells Fargo Advantage California Municipal Money Market Trust. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Existing shareholders of Wells Fargo Advantage California Municipal Money Market Trust received Institutional Class shares of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage California Municipal Money Market Trust for 395,086,399 shares of the Fund valued at $395,098,848 at an exchange ratio of 1.00 for Institutional Class shares.

The investment portfolio of Wells Fargo Advantage California Municipal Money Market Trust with a fair value of $394,896,500 and amortized cost of $394,896,500 at November 5, 2010 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Advantage California Municipal Money Market Trust and the Fund immediately prior to the acquisition were $395,098,848 and $2,730,601,555, respectively. The aggregate net assets of the Fund immediately after the acquisition were $3,125,700,403. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage California Municipal Money Market Trust was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisitions of Evergreen California Municipal Money Market Fund and Wells Fargo Advantage California Municipal Money Market Trust had both been completed March 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$850,232
Net realized gains on investments	$28,242
Net increase in net assets resulting from operations	$878,474

6. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

30	Wells Fargo Advantage California Municipal Money Market Fund	Notes to Financial Statements (Unaudited)

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of July 31, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

Other Information (Unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	31

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site

(www.wellsfargo.com/advantagefunds) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

32	Wells Fargo Advantage California Municipal Money Market Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	33

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

34	Wells Fargo Advantage California Municipal Money Market Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

California Municipal Money Market Fund, Municipal Cash Management Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund

(Not all of the funds described in this Board considerations section are part of this shareholder report. This shareholder report only relates to California Municipal Money Market Fund.)

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the California Municipal Money Market Fund, Municipal Cash Management Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund (collectively, the “Funds”); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for each of the Funds. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to each Fund specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for each of the Funds as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for each of the Funds was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital

Other Information (Unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	35

Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by Funds Management and Wells Capital Management.

Fund performance and expenses

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that were determined by Lipper Inc. (“Lipper”) to be similar to the Funds, and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of each of the Funds was generally higher than or in range of the median performance of the Universe for the periods under review.

The Board received and considered information regarding each Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to each Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in a Fund’s Expense Group. The Board noted that the net operating expense ratios of the Service Class, Administrator Class and Institutional Class of each of the Funds were in range of each Fund’s respective Expense Group’s median net operating expense ratio. The Board also noted that the net operating expense ratios of the Class A and Sweep Class of each of the Funds were higher than each Fund’s respective Expense Group’s median net operating expense ratio and that the net operating expense ratio of the Municipal Money Market Fund (Investor Class) was not appreciably higher than the Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Funds’ administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rates”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”).

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in each Fund’s Expense Group median. The Board noted that the Advisory Agreement Rates for each of the Funds were in range of the median rate of each Fund’s Expense Group, except for the Municipal Money Market Fund and the New York Municipal Money Market Fund (Sweep Class). The Board noted that the Net Advisory Rates for the Service Class, Administrator Class and the Institutional Class of each of the Funds were lower than or in range of the median rate of each Fund’s Expense Group. The Board noted that the Net Advisory Rate for the Investor Class, Class A and Sweep Class of each of the Funds was not appreciably higher than the median rate for the Fund’s Expense, except for the Sweep Class of the Municipal Money Market Fund, New Jersey Municipal Money Market Fund and the New York Municipal Money Market Fund. The Board further noted that Funds Management had agreed to continue and, in certain instances, reduce contractual fee cap arrangements for the Funds designed to lower the Funds’ expenses.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens

36	Wells Fargo Advantage California Municipal Money Market Fund	Other Information (Unaudited)

and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

In each case, the Board determined that the Advisory Agreement Rates for the Funds, both with and without administration fee rates and before and after waivers, were acceptable in light of the Funds’ Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of each Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Funds to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to any of the Funds, individually or in the aggregate, was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in each Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rates of the Funds (as a percentage of Fund assets) as the Funds grow in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Funds. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Funds and receives certain compensation for those services. The Board noted that the Funds pay sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Funds’ shares, including the multiple channels through which the Funds’ shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the

Other Information (Unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	37

Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

38	Wells Fargo Advantage California Municipal Money Market Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
RIB	— Residual Interest Bond
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.

204797 09-11 SA301/SAR301 7-11

Wells Fargo Advantage

Cash Investment Money Market Fund

Semi-Annual Report

July 31, 2011

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2011, unless otherwise noted and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $221 billion in assets under management, as of July 31, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM , Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM , Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM , Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Cash Investment Money Market Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Dear Valued Shareholder,

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Cash Investment Money Market Fund for the six-month period that ended July 31, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We believe this change will give you more convenient access to your fund data.

The period began modestly as improving economic optimism generally shifted investors toward equities and riskier assets and away from U.S. Treasuries and lower-yielding fixed-income securities. Returns from fixed income were modest in the opening months of 2011 but were generally still positive as U.S. Treasury yields incrementally climbed higher. But after the slow start, bond prices once again strongly improved, sparked by a sharp decline in U.S. Treasury prices in April that carried into May. Late in the period, lower-rated bonds declined in price more than the higher credit-quality tiers but not enough to outweigh the stronger performance from lower-rated securities during the period. Lower-quality and longer-maturity fixed-income securities generally outperformed higher-quality and shorter-maturity securities over the full period.

The activity within the broader bond market also resonated with money market participants. As the economic and credit environment reverberated from the ongoing sovereign debt concerns and softening economic data, many participants continued to balance a need for stability and desire for higher yields. The result has been good demand for domestic commercial paper and certificate of deposits. Also, in spite of all the discussion about sovereign debt, many money market participants continue to maintain some exposures to foreign banks based on the quality of their fundamentals. By focusing more on the fundamentals and taking a more selective approach to the short-term security market helped the markets avoid the severe yield volatility or significant flight-to-quality experienced during the spring of 2010, when the Greek sovereign debt crisis first emerged.

The global economic “recovery” hit a snag, but the end of 2011 could regain momentum.

The U.S. economic recovery that began in mid-2009 and gained further momentum throughout 2010, particularly during the fourth quarter, has failed to maintain that level of growth through the first seven months of 2011. For example, gross domestic product (GDP), the broadest measure of economic activity, grew at an annualized rate of 3.1% in the fourth quarter of 2010, only to slow dramatically during the first quarter of 2011. The latest revision to first-quarter GDP data during the period indicated that the economy grew at an annualized rate of 0.4% during the first quarter of 2011. While still positive, it’s a much slower pace of growth than experienced in the second half of 2010 and notably lower than consensus forecasts. Nevertheless, the advance estimate of second-quarter 2011 GDP, which was released on July 29, 2011, was 1.3%, suggesting that the U.S. economy continues to expand, though at a slow and uneven pace.

Jobs and housing remained troublesome.

The July 2011 unemployment rate in the U.S. was reported at 9.1%, down from 9.5% a year earlier but still notably higher than historical averages. Unfortunately,

Letter to Shareholders	Wells Fargo Advantage Cash Investment Money Market Fund	3

the drop may be more attributable to a decline in the labor force than to a meaningful uptick in hiring. The level of job creation in 2011 has been trending below historical averages, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite some tentative late-year signs of stabilization. That said, persistent weakness in the labor and housing markets bears close watching in the months ahead.

Other economic data in the U.S. has been more encouraging, reflecting greater confidence in the sustainability of the expansion on the part of both consumers and businesses. Retail sales came in strong at certain points during the period and industrial production and new orders have picked up. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and information technology. Core inflation, which excludes volatile food and energy prices, remained benign.

The Federal Reserve believes the economic recovery will accelerate in future quarters.

With inflation subdued, the Federal Open Market Committee (FOMC) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0.00% to 0.25%. On June 22, 2011, in its final statement of the six-month period, the Fed reiterated that the economic recovery “is proceeding at a moderate pace,” but that “recent labor market indicators have been weaker than anticipated.” It described the recent increase in inflation as temporary, suggesting that inflation pressures will ease going forward. While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

As recent headwinds subside, it is reasonable to expect markets to regain focus.

Now that it appears the debt ceiling has been increased and a U.S. default will be averted, money market participants and the broader bond market can get back to more fundamental and lasting concerns-chiefly, the economy. After avoiding short-term Treasuries in late July 2011, ahead of pending U.S. debt ceiling deadline, money market participants have returned to the U.S. short-term markets1. Economic indicators released in the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory. Most indicators still point toward real GDP growth in the 2% to 3% range in the second half of 2011. While that is not enough to produce big employment gains, it might be sufficient to cause Treasury yields to retrace some of the late-July declines.

Don’t let short-term uncertainty derail long-term investment goals.

While periods of uncertainty can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, Wells Fargo Advantage Funds represents investments across a broad range of asset classes and investment styles with more than 110 mutual funds, giving you an

1.	Comments expressed that do not fall within the reporting period are as of August 2, 2011.

While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

Economic indicators released in the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory.

4	Wells Fargo Advantage Cash Investment Money Market Fund	Letter to Shareholders

opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk.

In our opinion, diligent and earnest assessment of the fundamental characteristics of money market eligible securities will be a key differentiating factor between which investment strategies meet client expectations and which do not. At Wells Fargo Advantage Funds, we intend to continue the emphasis of principal preservation and high liquidity across our lineup of Wells Fargo Advantage Money Market Funds. In changing markets, we believe it is particularly important to have diligent investment analysts in charge of investor assets.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Performance Highlights (Unaudited)

Wells Fargo Advantage Cash Investment Money Market Fund

5

INVESTMENT OBJECTIVE

The Fund seeks current income, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

Laurie White

FUND INCEPTION

October 14, 1987

PORTFOLIO COMPOSITION[1] (AS OF JULY 31, 2011)

  EFFECTIVE MATURITY
DISTRIBUTION[1]    (AS OF JULY 31,
2011)

WEIGHTED AVERAGE MATURITY[2] (AS OF JULY 31, 2011)

23 Days

WEIGHTED AVERAGE FINAL MATURITY[3] (AS OF JULY 31, 2011)

34 Days

1.
Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.
Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.
Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the Fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

6

Wells Fargo Advantage Cash Investment Money Market Fund

Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JULY 31, 2011)

Expense Ratios[5]

Inception Date

6 Months*

1 Year

5 Year

10 Year

Gross

Net[6]

Administrator Class (WFAXX)

07/31/2003

0.00

0.02

2.05

2.05

0.35%

0.35%

Institutional Class (WFIXX)

10/14/1987

0.04

0.12

2.18

2.20

0.23%

0.20%

Select Class (WFQXX)

06/29/2007

0.07

0.19

2.23

2.23

0.19%

0.13%

Service Class (NWIXX)

10/14/1987

0.00

0.01

1.94

1.94

0.52%

0.50%

*
Returns for periods of less than one year are not annualized.

 FUND YIELD SUMMARY[6]
(AS OF JULY 31, 2011)

Administrator Class

Institutional Class

Select Class

Service Class

7-Day Current Yield

0.01%

0.02%

0.09%

0.01%

7-Day Compound Yield

0.01%

0.02%

0.09%

0.01%

30-Day Simple Yield

0.01%

0.02%

0.09%

0.01%

30-Day Compound Yield

0.01%

0.02%

0.09%

0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.

An investment in a money market fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

4.
Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

5.
Reflects the expense ratios as stated in the most recent prospectuses.

6.
The Adviser has committed through May 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating
Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been
(0.13)%, (0.01)%, 0.03% and (0.30)% for Administrator Class, Institutional Class, Select Class and Service Class, respectively.

Fund Expenses

Wells Fargo Advantage Cash Investment Money Market Fund

7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2011 to July 31, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the
“Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 02-01-2011

Ending Account Value 07-31-2011

Expenses Paid During the
Period[1]

Net Annual Expense Ratio

Administrator Class

Actual

$
1,000.00

$
1,000.05

$
1.34

0.27
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.46

$
1.35

0.27
%

Institutional Class

Actual

$
1,000.00

$
1,000.37

$
0.99

0.20
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.80

$
1.00

0.20
%

Select Class

Actual

$
1,000.00

$
1,000.72

$
0.64

0.13
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,024.15

$
0.65

0.13
%

Service Class

Actual

$
1,000.00

$
1,000.05

$
1.29

0.26
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.51

$
1.30

0.26
%

1.
Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8

Wells Fargo Advantage Cash Investment Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Certificates of Deposit: 19.93%

Bank of Montreal

0.11
%

08/23/2011

$
50,000,000

$
50,000,000

Bank of Montreal

0.12

08/24/2011

75,000,000

75,000,000

Bank of Montreal

0.12

08/26/2011

80,000,000

80,000,000

Bank of Nova Scotia±

0.22

08/09/2011

30,000,000

30,000,000

Barclays Bank plc (New York)±

0.74

08/12/2011

105,000,000

105,000,000

Barclays Bank plc (New York)±

0.59

04/16/2012

49,000,000

49,000,000

Barclays Bank plc (New York)±

0.65

01/17/2012

50,000,000

50,000,000

Barclays Bank plc (New York)±

0.69

10/24/2011

49,000,000

49,000,000

BNP Paribas

0.13

08/01/2011

128,550,000

128,550,000

Credit Agricole

0.16

08/01/2011

76,000,000

76,000,000

Credit Agricole

0.23

08/12/2011

44,000,000

44,000,000

Credit Agricole

0.23

08/15/2011

69,000,000

69,000,000

Credit Industriel et Commercial

0.11

08/01/2011

43,000,000

43,000,000

Credit Suisse NY±

0.25

09/02/2011

127,000,000

127,000,975

DG Bank NY Branch

0.23

08/15/2011

162,000,000

162,000,000

National Bank of Canada±

0.35

09/21/2011

82,000,000

82,000,000

National Bank of Canada±

0.36

10/07/2011

133,000,000

133,000,000

Natixis Corporation±

0.34

08/15/2011

30,000,000

30,000,359

Natixis NY Branch±

0.50

08/08/2011

132,000,000

132,000,000

Nordea Bank Funding plc

0.15

09/14/2011

64,000,000

64,000,000

Nordea Bank Funding plc

0.15

09/19/2011

64,000,000

64,000,000

Norinchukin Bank

0.15

08/01/2011

55,000,000

55,000,000

Norinchukin Bank

0.15

08/02/2011

95,000,000

95,000,000

Rabobank Nederland NV±

0.27

12/06/2011

70,000,000

70,000,000

Rabobank Nederland NV±

0.27

01/10/2012

45,000,000

45,000,000

Rabobank Nederland NV

0.27

10/21/2011

60,000,000

60,000,000

Rabobank Nederland NV

0.28

04/24/2012

60,000,000

59,997,772

Rabobank Nederland NV±

0.29

08/08/2011

46,200,000

46,201,109

Royal Bank of Scotland plc±

0.46

10/31/2011

50,000,000

50,000,000

Royal Bank of Scotland plc±

0.47

09/13/2011

105,000,000

105,000,000

Skandinaviska Enskilda Banken AB

0.20

09/15/2011

41,000,000

41,000,000

Skandinaviska Enskilda Banken AB

0.20

09/19/2011

71,000,000

71,000,000

Skandinaviska Enskilda Banken AB

0.24

09/01/2011

64,000,000

64,000,000

Societe Generale (New York)

0.51

08/12/2011

112,000,000

112,000,000

Sumitomo Trust & Banking Corporation

0.14

08/03/2011

205,000,000

205,000,000

Sumitomo Trust & Banking Corporation

0.15

08/02/2011

107,000,000

107,000,000

Sumitomo Trust & Banking Corporation

0.15

08/04/2011

10,000,000

10,000,000

Toronto-Dominion Bank

0.12

08/19/2011

90,000,000

90,000,000

Toronto-Dominion Bank

0.12

08/22/2011

75,000,000

75,000,000

Toronto-Dominion Bank

0.17

08/02/2011

75,000,000

75,000,125

Toronto-Dominion Bank±

0.27

01/12/2012

30,000,000

30,000,000

Total Certificates of Deposit (Cost $3,108,750,340)

3,108,750,340

Commercial Paper: 51.36%

Asset-Backed Commercial Paper: 35.08%

Alpine Securitzation Corporation††^

0.13

08/19/2011

92,000,000

91,993,560

Alpine Securitzation Corporation††^

0.13

08/23/2011

20,000,000

19,998,289

Alpine Securitzation Corporation††^

0.13

08/26/2011

51,447,000

51,441,998

Amsterdam Funding Corporation††^

0.15

08/25/2011

8,000,000

7,999,147

Amsterdam Funding Corporation††^

0.15

08/30/2011

32,000,000

31,995,876

Amsterdam Funding Corporation††^

0.22

08/22/2011

3,000,000

2,999,598

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Commercial Paper (continued)
Antalis US Funding Corporation††^	0.00%	08/01/2011	$100,000,000	$100,000,000
Arabella Finance LLC††^	0.38	08/08/2011	55,000,000	54,995,401
Argento Funding Companies Limited††^	0.17	08/24/2011	65,000,000	64,992,333
Argento Funding Companies Limited††^	0.19	08/04/2011	3,000,000	2,999,938
Argento Funding Companies Limited††^	0.19	08/05/2011	20,000,000	19,999,467
Argento Funding Companies Limited††^	0.21	09/07/2011	32,000,000	31,992,764
Argento Funding Companies Limited††^	0.21	09/09/2011	25,000,000	24,994,042
Argento Funding Companies Limited††^	0.22	08/11/2011	15,000,000	14,999,000
Argento Funding Companies Limited††^	0.23	08/09/2011	30,000,000	29,998,266
Argento Funding Companies Limited††^	0.23	08/17/2011	30,000,000	29,996,800
Argento Funding Companies Limited††^	0.29	08/08/2011	15,000,000	14,999,038
Aspen Funding Corporation††^	0.16	08/11/2011	35,000,000	34,998,250
Atlantic Asset Securitization Corporation††^	0.11	08/02/2011	27,000,000	26,999,835
Autobahn Funding Company LLC††^	0.00	08/01/2011	22,000,000	22,000,000
Autobahn Funding Company LLC††^	0.27	08/15/2011	10,000,000	9,998,872
Bryant Park Funding LLC††^	0.14	08/22/2011	75,000,000	74,993,438
Bryant Park Funding LLC††^	0.14	08/24/2011	12,000,000	11,998,850
CAFCO LLC††^	0.17	09/20/2011	21,000,000	20,995,042
Cancara Asset Securitization LLC††^	0.15	08/10/2011	25,000,000	24,998,938
Cancara Asset Securitization LLC††^	0.16	08/24/2011	40,000,000	39,995,656
Cancara Asset Securitization LLC††^	0.18	08/30/2011	32,000,000	31,995,102
Cancara Asset Securitization LLC††^	0.20	09/07/2011	21,000,000	20,995,468
Cancara Asset Securitization LLC††^	0.20	09/08/2011	35,000,000	34,992,242
Cancara Asset Securitization LLC††^	0.21	08/08/2011	38,000,000	37,998,227
Cancara Asset Securitization LLC††^	0.21	08/12/2011	25,000,000	24,998,243
Cancara Asset Securitization LLC††^	0.21	09/20/2011	45,000,000	44,986,875
Cancara Asset Securitization LLC††^	0.25	09/19/2011	29,000,000	28,990,132
Chariot Funding LLC††^	0.12	08/15/2011	137,000,000	136,992,880
Chariot Funding LLC††^	0.12	08/17/2011	7,703,000	7,702,555
Chariot Funding LLC††^	0.14	08/16/2011	29,300,000	29,298,169
Charta LLC††^	0.19	09/09/2011	29,000,000	28,994,031
Charta LLC††^	0.25	10/06/2011	21,000,000	20,990,375
Ciesco LLC††^	0.19	09/15/2011	16,800,000	16,795,940
Concord Minuteman Capital Company††^	0.36	08/09/2011	49,000,000	48,995,644
Concord Minuteman Capital Company††^	0.38	08/16/2011	15,000,000	14,997,500
Concord Minuteman Capital Company††^	0.38	08/17/2011	35,000,000	34,993,778
Concord Minuteman Capital Company††^	0.39	08/26/2011	24,000,000	23,993,333
CRC Funding LLC††^	0.17	09/19/2011	14,000,000	13,996,761
Crown Point Capital Company††^	0.27	08/03/2011	45,000,000	44,999,000
Crown Point Capital Company††^	0.36	08/10/2011	44,000,000	43,995,600
Crown Point Capital Company††^	0.36	08/11/2011	21,000,000	20,997,667
Crown Point Capital Company††^	0.37	08/12/2011	39,000,000	38,995,233
Crown Point Capital Company††^	0.38	08/17/2011	35,000,000	34,993,778
Crown Point Capital Company††^	0.38	08/18/2011	31,000,000	30,994,144
Crown Point Capital Company††^	0.38	08/19/2011	15,000,000	14,997,000
Crown Point Capital Company††^	0.39	08/26/2011	10,000,000	9,997,222
Falcon Asset Securitization Corporation LLC††^	0.10	08/05/2011	42,000,000	41,999,393
Falcon Asset Securitization Corporation LLC††^	0.13	08/18/2011	35,660,000	35,657,642
Gemini Securitization Corporation LLC††^	0.15	08/03/2011	23,000,000	22,999,707
Gemini Securitization Corporation LLC††^	0.16	08/09/2011	53,000,000	52,997,880
Gemini Securitization Corporation LLC††^	0.17	08/04/2011	3,000,000	2,999,943

10	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Commercial Paper (continued)
Gemini Securitization Corporation LLC††^	0.20%	09/14/2011	$25,032,000	$25,025,881
Govco LLC††^	0.21	08/22/2011	51,500,000	51,493,391
Grampian Funding LLC††^	0.17	08/16/2011	85,000,000	84,993,625
Grampian Funding LLC††^	0.17	08/25/2011	15,000,000	14,998,200
Grampian Funding LLC††^	0.21	09/08/2011	48,000,000	47,988,853
Grampian Funding LLC††^	0.23	08/15/2011	56,000,000	55,994,505
Grampian Funding LLC††^	0.24	08/10/2011	43,000,000	42,997,023
Grampian Funding LLC††	0.34	09/02/2011	51,000,000	51,005,143
Grampian Funding LLCl††^	0.23	08/11/2011	11,000,000	10,999,236
Jupiter Securitization Company LLC††^	0.12	08/15/2011	40,000,000	39,997,978
Jupiter Securitization Company LLC††^	0.12	08/17/2011	7,703,000	7,702,555
Jupiter Securitization Company LLC††^	0.13	08/12/2011	5,000,000	4,999,786
Kells Funding LLC††	0.30	12/16/2011	85,000,000	85,000,000
Kells Funding LLC††±	0.33	11/29/2011	108,000,000	108,000,000
Legacy Capital Company LLC††^	0.30	08/04/2011	39,000,000	38,998,700
Legacy Capital Company LLC††^	0.37	08/12/2011	30,000,000	29,996,333
Legacy Capital Company LLC††^	0.39	08/26/2011	10,000,000	9,997,222
Lexington Parker Capital Company LLC††^	0.30	08/04/2011	36,000,000	35,998,800
Lexington Parker Capital Company LLC††^	0.35	08/08/2011	33,000,000	32,997,433
Lexington Parker Capital Company LLC††^	0.36	08/11/2011	20,000,000	19,997,778
Lexington Parker Capital Company LLC††^	0.38	08/16/2011	30,000,000	29,995,000
Lexington Parker Capital Company LLC††^	0.38	08/19/2011	35,000,000	34,993,000
Lexington Parker Capital Company LLC††^	0.38	08/22/2011	25,000,000	24,994,167
Lexington Parker Capital Company LLC††^	0.38	08/23/2011	32,000,000	31,992,178
Liberty Funding LLC††^	0.14	08/25/2011	49,000,000	48,995,100
LMA Americas LLC††^	0.00	08/01/2011	121,000,000	121,000,000
LMA Americas LLC††^	0.22	08/24/2011	8,000,000	7,998,824
LMA Americas LLC††^	0.24	08/30/2011	15,500,000	15,496,879
Metlife Short Term Funding LLC††^	0.14	08/17/2011	55,000,000	54,996,333
Metlife Short Term Funding LLC††^	0.14	08/18/2011	75,000,000	74,994,688
Metlife Short Term Funding LLC††^	0.14	08/19/2011	10,000,000	9,999,250
Metlife Short Term Funding LLC††^	0.20	08/09/2011	15,000,000	14,999,233
Metlife Short Term Funding LLC††^	0.21	08/11/2011	23,000,000	22,998,530
Metlife Short Term Funding LLC††^	0.21	08/12/2011	14,000,000	13,999,016
Metlife Short Term Funding LLC††^	0.21	08/15/2011	58,000,000	57,994,812
Mont Blanc Capital Corporation††^	0.19	08/08/2011	17,000,000	16,999,273
Mont Blanc Capital Corporation††^	0.20	09/06/2011	27,000,000	26,994,330
Mont Blanc Capital Corporation††^	0.20	09/07/2011	16,000,000	15,996,547
Mont Blanc Capital Corporation††^	0.20	09/09/2011	12,000,000	11,997,270
Mont Blanc Capital Corporation††^	0.20	09/14/2011	28,000,000	27,993,156
Newport Funding Corporation††^	0.16	08/10/2011	35,000,000	34,998,425
Newport Funding Corporation††^	0.24	09/23/2011	3,000,000	2,998,940
Nieuw Amsterdam Receivables Corporation††^	0.00	08/01/2011	35,000,000	35,000,000
Nieuw Amsterdam Receivables Corporation††^	0.15	08/03/2011	7,000,000	6,999,911
Nieuw Amsterdam Receivables Corporation††^	0.15	08/26/2011	15,000,000	14,998,333
Nieuw Amsterdam Receivables Corporation††^	0.17	08/04/2011	13,000,000	12,999,751
Nieuw Amsterdam Receivables Corporation††^	0.18	08/05/2011	4,000,000	3,999,902
Nieuw Amsterdam Receivables Corporation††^	0.18	08/16/2011	16,000,000	15,998,733
Nieuw Amsterdam Receivables Corporation††^	0.18	09/08/2011	19,000,000	18,996,390
Nieuw Amsterdam Receivables Corporation††^	0.18	09/22/2011	15,000,000	14,996,100
Nieuw Amsterdam Receivables Corporation††^	0.20	08/09/2011	10,000,000	9,999,511

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Commercial Paper (continued)
Nieuw Amsterdam Receivables Corporation††^	0.20%	09/19/2011	$37,000,000	$36,989,928
Northern Pines Funding LLC††^	0.15	08/11/2011	32,000,000	31,998,578
Northern Pines Funding LLC††^	0.21	08/23/2011	31,000,000	30,995,007
Northern Pines Funding LLC††^	0.26	08/08/2011	3,000,000	2,999,825
Old Line Funding LLC††^	0.14	08/29/2011	13,941,000	13,939,482
Regency Markets #1 LLC††^	0.14	08/11/2011	50,000,000	49,997,917
Regency Markets #1 LLC††^	0.14	08/15/2011	125,000,000	124,992,708
Regency Markets #1 LLC††^	0.14	08/17/2011	40,000,000	39,997,333
Regency Markets #1 LLC††^	0.15	08/25/2011	75,000,000	74,992,000
Rhein-Main Security Limited††^	0.41	09/13/2011	37,000,000	36,981,438
Rhein-Main Security Limited††^	0.42	09/06/2011	21,000,000	20,990,970
Rhein-Main Security Limited††^	0.42	09/23/2011	6,000,000	5,996,202
Rheingold Securitization Limited††^	0.41	09/06/2011	38,000,000	37,983,850
Rheingold Securitization Limited††^	0.41	09/16/2011	52,000,000	51,972,093
Rheingold Securitization Limited††^	0.42	09/20/2011	20,000,000	19,988,056
Salisbury Receivables Company LLC††^	0.14	08/22/2011	9,000,000	8,999,213
Salisbury Receivables Company LLC††^	0.14	08/24/2011	11,000,000	10,998,946
Salisbury Receivables Company LLC††^	0.15	08/12/2011	9,000,000	8,999,560
Salisbury Receivables Company LLC††^	0.15	08/15/2011	7,000,000	6,999,564
Salisbury Receivables Company LLC††^	0.15	08/18/2011	12,000,000	11,999,093
Salisbury Receivables Company LLC††^	0.15	08/29/2011	6,000,000	5,999,253
Scaldis Capital LLC††^	0.00	08/01/2011	12,000,000	12,000,000
Scaldis Capital LLC††^	0.20	08/09/2011	20,000,000	19,999,022
Sheffield Receivable Corporation††^	0.17	09/21/2011	47,000,000	46,988,681
Sheffield Receivables Corporation††^	0.14	08/25/2011	25,000,000	24,997,500
Sheffield Receivables Corporation††^	0.15	08/15/2011	8,000,000	7,999,502
Sheffield Receivables Corporation††^	0.17	09/23/2011	7,000,000	6,998,248
Sheffield Receivables Corporation††^	0.17	09/26/2011	16,000,000	15,995,769
Sheffield Receivables Corporation††^	0.17	09/27/2011	25,000,000	24,993,271
Sheffield Receivables Corporation††^	0.18	10/03/2011	10,000,000	9,996,850
Solitaire Funding LLC††^	0.15	08/16/2011	10,000,000	9,999,333
Solitaire Funding LLC††^	0.15	08/22/2011	5,000,000	4,999,533
Solitaire Funding LLC††^	0.15	08/24/2011	20,000,000	19,997,956
Solitaire Funding LLC††^	0.15	08/25/2011	81,000,000	80,989,601
Solitaire Funding LLC††^	0.16	08/30/2011	15,000,000	14,997,946
Solitaire Funding LLC††^	0.20	09/09/2011	45,000,000	44,989,763
Solitaire Funding LLC††^	0.21	08/09/2011	15,000,000	14,999,200
Solitaire Funding LLC††^	0.21	09/02/2011	16,000,000	15,996,871
Solitaire Funding LLC††^	0.21	09/12/2011	65,000,000	64,984,075
Straight-A Funding LLC††^	0.74	10/27/2011	336,000,000	335,391,000
Surrey Funding Corporation††^	0.14	08/09/2011	25,000,000	24,999,111
Surrey Funding Corporation††^	0.15	08/30/2011	21,360,000	21,357,247
Surrey Funding Corporation††^	0.19	09/07/2011	16,293,000	16,289,651
Sydney Capital Corporation††^	0.30	08/10/2011	7,000,000	6,999,423
Sydney Capital Corporation††^	0.30	08/16/2011	5,000,000	4,999,333
Sydney Capital Corporation††^	0.34	09/12/2011	16,000,000	15,993,467
Sydney Capital Corporation††^	0.34	09/14/2011	20,000,000	19,991,444
Sydney Capital Corporation††^	0.34	09/16/2011	3,000,000	2,998,658
Tasman Funding Incorporated††^	0.16	08/11/2011	14,000,000	13,999,300
Tasman Funding Incorporated††^	0.18	08/16/2011	18,000,000	17,998,575
Tasman Funding Incorporated††^	0.18	08/18/2011	14,000,000	13,998,744

12	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Commercial Paper (continued)
Tasman Funding Incorporated††^	0.18%	08/24/2011	$11,000,000	$10,998,665
Tasman Funding Incorporated††^	0.20	08/08/2011	13,000,000	12,999,419
Tasman Funding Incorporated††^	0.23	08/17/2011	3,000,000	2,999,680
Thames Asset Global Securitization #1 Incorporated††^	0.14	08/10/2011	95,000,000	94,996,200
Thames Asset Global Securitization #1 Incorporated††^	0.15	08/12/2011	20,027,000	20,026,021
Thames Asset Global Securitization #1 Incorporated††^	0.15	08/17/2011	13,315,000	13,314,053
Thames Asset Global Securitization #1 Incorporated††^	0.15	08/18/2011	53,855,000	53,850,766
Thames Asset Global Securitization #1 Incorporated††^	0.16	08/25/2011	4,111,000	4,110,534
Versailles CDS LLC††^	0.20	08/05/2011	80,000,000	79,997,778
Windmill Funding Corporation††^	0.11	08/04/2011	14,000,000	13,999,825
Windmill Funding Corporation††^	0.12	08/03/2011	5,000,000	4,999,950
Windmill Funding Corporation††^	0.15	08/23/2011	53,600,000	53,594,759
Windmill Funding Corporation††^	0.15	08/30/2011	20,000,000	19,997,422
Windmill Funding Corporation††^	0.22	08/22/2011	4,000,000	3,999,463
Working Capital Management Company††^	0.15	08/03/2011	10,000,000	9,999,872

				5,470,936,383

Financial Company Commerical Paper: 12.51%
ABN AMRO Funding USA LLC††^	0.18	08/15/2011	27,000,000	26,998,005
ABN AMRO Funding USA LLC††^	0.18	08/17/2011	57,000,000	56,995,187
ABN AMRO Funding USA LLC††^	0.18	08/19/2011	9,000,000	8,999,145
ABN AMRO Funding USA LLC††^	0.20	08/05/2011	5,000,000	4,999,861
ANZ National Limited††±	0.34	09/13/2011	71,000,000	71,000,000
ASB Finance Limited††±	0.35	12/02/2011	52,000,000	52,000,000
ASB Finance Limited††±	0.35	12/05/2011	53,000,000	53,000,000
ASB Finance Limited††±	0.35	09/02/2011	70,000,000	70,000,000
BNZ International Funding Limited††^	0.15	08/10/2011	17,000,000	16,999,278
BNZ International Funding Limited	0.34	10/07/2011	6,000,000	5,999,996
BNZ International Funding Limited††±	0.34	10/12/2011	23,000,000	23,000,228
BNZ International Funding Limited††±	0.35	01/06/2012	10,000,000	10,000,000
BNZ International Funding Limited††±	0.35	09/01/2011	49,000,000	49,000,172
Credit Suisse NY^	0.00	08/01/2011	63,000,000	63,000,000
Credit Suisse NY^	0.15	09/07/2011	99,000,000	98,984,738
ICICI Bank Limited^	0.64	09/16/2011	55,000,000	54,954,319
Macquarie Bank Limited††^	0.33	09/06/2011	22,000,000	21,992,520
Nordea North America Incorporated^	0.15	09/15/2011	136,000,000	135,974,500
Nordea North America Incorporated^	0.15	09/22/2011	45,000,000	44,990,250
PB Financing Incorporated††^	0.00	08/01/2011	11,000,000	11,000,000
PB Financing Incorporated††^	0.33	08/03/2011	15,000,000	14,999,582
PB Financing Incorporated††^	0.45	08/10/2011	13,000,000	12,998,375
PB Financing Incorporated††^	0.47	08/22/2011	23,000,000	22,993,426
PB Financing Incorporated††^	0.47	08/29/2011	7,000,000	6,997,332
PB Financing Incorporated††^	0.49	09/08/2011	28,000,000	27,985,222
PB Financing Incorporated††^	0.49	09/09/2011	28,000,000	27,984,833
PB Financing Incorporated††^	0.50	09/16/2011	13,000,000	12,991,528
PB Financing Incorporated††^	0.50	09/19/2011	13,000,000	12,990,976
PB Financing Incorporated††^	0.51	09/23/2011	10,000,000	9,992,344
Prudential plc††^	0.20	08/18/2011	33,000,000	32,996,728
Prudential plc††^	0.21	09/08/2011	12,000,000	11,997,213
Prudential plc††^	0.22	09/13/2011	12,000,000	11,996,847
Prudential plc††^	0.23	09/06/2011	12,000,000	11,997,120

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Financial Company Commerical Paper (continued)
Prudential plc††^	0.23%	09/12/2011	$18,000,000	$17,994,960
RBS Holdings USA Incorporated^	0.22	08/11/2011	125,000,000	124,991,667
Skandinaviska Enskilda Banken AB††^	0.23	08/29/2011	25,000,000	24,995,333
Skandinaviska Enskilda Banken AB††^	0.23	09/08/2011	100,000,000	99,974,667
Sumitomo Trust & Banking Corporation††^	0.00	08/01/2011	95,000,000	95,000,000
Suncorp-Metway Limited††^	0.26	08/03/2011	11,000,000	10,999,765
Suncorp-Metway Limited††^	0.36	08/09/2011	10,000,000	9,999,111
Suncorp-Metway Limited††^	0.39	09/08/2011	73,000,000	72,969,178
Suncorp-Metway Limited††^	0.39	09/12/2011	30,000,000	29,986,000
Swedbank AB^	0.11	08/02/2011	15,000,000	14,999,908
Swedbank AB^	0.18	08/03/2011	25,000,000	24,999,625
Swedbank AB^	0.20	08/04/2011	25,000,000	24,999,438
Swedbank AB^	0.23	08/08/2011	45,000,000	44,997,681
Swedbank AB^	0.24	08/09/2011	32,000,000	31,998,116
Swedbank AB^	0.24	08/10/2011	45,000,000	44,997,019
Swedbank AB^	0.26	09/29/2011	22,000,000	21,990,445
Westpac Securities NZ Limited††^	0.17	08/24/2011	34,000,000	33,996,199
Westpac Securities NZ Limited††±	0.33	08/19/2011	57,000,000	57,000,000
Westpac Securities NZ Limited††±	0.34	10/13/2011	65,000,000	65,000,000

				1,950,698,837

Other Commercial Paper: 3.77%
ACTS Retirement Life Communities Incorporated^	0.22	09/15/2011	3,000,000	2,999,175
Alaska Housing Finance Corporation^	0.21	08/15/2011	2,000,000	1,999,821
Caisse D’amortissement de la Dette Sociale††^	0.22	09/28/2011	35,000,000	34,987,594
Caisse D’amortissement de la Dette Sociale††^	0.22	10/03/2011	36,000,000	35,986,140
Caisse D’amortissement de la Dette Sociale††^	0.22	10/24/2011	51,000,000	50,973,820
Caisse D’amortissement de la Dette Sociale††^	0.23	10/11/2011	120,000,000	119,944,383
EDF SA††^	0.12	08/05/2011	44,000,000	43,999,267
EDF SA††^	0.19	09/06/2011	26,000,000	25,995,060
EDF SA††^	0.19	09/07/2011	18,000,000	17,996,485
Erste Abwicklungsanstalt††^	0.19	08/08/2011	40,000,000	39,998,289
Erste Abwicklungsanstalt††^	0.24	09/28/2011	26,000,000	25,989,947
Erste Abwicklungsanstalt††^	0.25	09/07/2011	40,000,000	39,989,311
Erste Abwicklungsanstalt††^	0.25	09/14/2011	40,000,000	39,987,289
Louis Dreyfus Corporation^	0.00	08/01/2011	8,000,000	8,000,000
SBAB Bank AB††^	0.16	08/02/2011	6,000,000	5,999,947
SBAB Bank AB††^	0.20	08/03/2011	3,000,000	2,999,950
SBAB Bank AB††^	0.24	08/04/2011	6,000,000	5,999,840
SBAB Bank AB††^	0.27	09/01/2011	27,000,000	26,993,490
SBAB Bank AB††^	0.27	09/09/2011	39,000,000	38,987,899
SBAB Bank AB††^	0.29	09/13/2011	2,000,000	1,999,283
Trinity Health Corporation^	0.00	08/01/2011	9,000,000	9,000,000
Trinity Health Corporation^	0.15	08/16/2011	7,000,000	6,999,533

				587,826,523

Total Commercial Paper (Cost $8,009,461,743)				8,009,461,743

Government Agency Debt: 0.39%
FHLMC±	0.11	02/02/2012	60,000,000	59,975,521

Total Government Agency Debt (Cost $59,975,521)				59,975,521

14	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Bonds and Notes: 12.76%

Alabama: 0.70%

Variable Rate Demand Notes§: 0.70%
Lower Alabama Gas District Supply Revenue Series A (Utilities Revenue, Societe Generale LOC)	0.13%	11/01/2027	$32,000,000	$32,000,000
Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue)	0.24	08/01/2027	77,000,000	77,000,000

				109,000,000

Arizona: 0.07%

Variable Rate Demand Note§: 0.07%
Phoenix AZ IDA (Housing Revenue, FHLMC Insured)	0.08	10/01/2029	11,500,000	11,500,000

California: 4.23%

Other Municipal Debt: 0.62%
City of San Francisco CA (Miscellaneous Revenue)	0.17	09/12/2011	4,000,000	4,000,000
City of San Francisco CA (Miscellaneous Revenue)	0.17	10/03/2011	21,000,000	21,000,000
City of San Francisco CA (Miscellaneous Revenue)	0.19	08/03/2011	7,000,000	7,000,000
City of San Francisco CA (Miscellaneous Revenue)	0.20	10/03/2011	19,000,000	19,000,000
San Jose CA International Airport (Airport Revenue)	0.22	08/02/2011	25,000,000	25,000,000
San Jose CA International Airport Series C-2 (Airport Revenue)	0.22	08/02/2011	5,000,000	5,000,000
San Jose CA International Airport Series F (Airport Revenue)	0.20	08/02/2011	16,000,000	16,000,000

				97,000,000

Variable Rate Demand Notes§: 3.61%
ABAG Finance Authority for Nonprofit Corporation CA Marin Country Day School (Education Revenue, U.S. Bank NA LOC)	0.06	07/01/2037	3,000,000	3,000,000
California Educational Facilities Authority (Education Revenue, Bank of America NA LOC, NATL-RE Insured)	0.07	10/01/2043	19,690,000	19,690,000
California HFA Revenue Home Mortgage Series M (Housing Revenue, FNMA LOC)	0.07	08/01/2034	14,300,000	14,300,000
California HFFA Catholic Healthcare Series C (Health Revenue, JPMorgan Chase Bank LOC, NATL-RE Insured)	0.05	07/01/2020	18,000,000	18,000,000
California PCFA Pacific Gas & Electric Series B (Utilities Revenue, JPMorgan Chase Bank LOC)	0.31	11/01/2026	51,800,000	51,800,000
California State Series A Subseries C-2 (GO- State, Bank of Nova Scotia LOC)	0.04	05/01/2033	21,000,000	21,000,000
California State Series B Subseries B1 (GO-State, Bank of America NA LOC)	0.06	05/01/2040	10,000,000	10,000,000
California State Series I (Health Revenue, Bank of America NA LOC)	0.05	07/01/2035	22,000,000	22,000,000
California Statewide CDA Dublin Ranch Senior Apartments (Housing Revenue)	0.19	12/15/2037	14,900,000	14,900,000
California Statewide CDA Ivy Hill Apartments Project Series I (Housing Revenue, FNMA Insured)	0.18	02/01/2033	11,337,000	11,337,000
California Statewide CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured)	0.18	08/01/2031	3,000,000	3,000,000
California Statewide CDA Pravillions Apartments Series M (Housing Revenue, FNMA Insured)	0.18	08/15/2034	7,700,000	7,700,000
Camarillo CA Hacienda de Camarillo Project (Housing Revenue, FNMA Insured)	0.17	10/15/2026	12,000,000	12,000,000
Contra Costa County CA Creekview Apartments Series B (Housing Revenue, FHLMC Insured)	0.17	07/01/2036	10,500,000	10,500,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Irvine Ranch CA Water District Series A (Water & Sewer Revenue, Sumitomo Mitsui Banking LOC)	0.07%	07/01/2035	$39,900,000	$39,900,000
Los Angeles CA Beverly Park Apartments Series A (Housing Revenue, FHLMC Insured)	0.06	08/01/2018	12,000,000	12,000,000
Los Angeles CA Community RDA Academy Village Apartments (Housing Revenue, FHLMC Insured)	0.15	10/01/2019	16,000,000	16,000,000
Metropolitan Water District of Southern California (Water & Sewer Revenue)	0.05	07/01/2027	8,800,000	8,800,000
Metropolitan Water District of Southern California Series B-2 (Water & Sewer Revenue)	0.08	07/01/2035	7,000,000	7,000,000
Newport Beach CA Hoag Memorial Hospital Series F (Health Revenue, Bank of America NA LOC)	0.06	12/01/2040	21,180,000	21,180,000
Pasadena CA COP Series A (Lease Revenue, Bank of America NA LOC)	0.09	02/01/2035	53,650,000	53,650,000
Riverside CA COP Riverside Renaissance Project Series 2008 (Lease Revenue, Bank of America NA LOC)	0.09	03/01/2037	53,260,000	53,260,000
Riverside CA Series C (Lease Revenue, Bank of America NA LOC)	0.06	10/01/2035	16,135,000	16,135,000
Sacramento County CA Housing Authority Natomas Park Apartments Issue B (Housing Revenue, FNMA Insured)	0.17	07/15/2035	15,550,000	15,550,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC Insured)	0.08	12/01/2022	7,945,000	7,945,000
San Diego CA HFA MFHR Stratton Apartments Project Series A (Housing Revenue, FNMA Insured)	0.17	01/15/2033	11,325,000	11,325,000
San Diego CA Housing Authority MFHR Hillside Garden Apartments Series B (Housing Revenue, FNMA Insured)	0.19	01/15/2035	8,500,000	8,500,000
San Francisco CA City & County Finance Corporation Moscone Center Project (Lease Revenue, Bank of America NA LOC)	0.05	04/01/2030	2,775,000	2,775,000
San Francisco CA City & County Redevelopment Agency Community (Lease Revenue, FNMA Insured)	0.18	06/15/2034	8,700,000	8,700,000
San Francisco CA City & County Redevelopment Agency Community (Lease Revenue)††	0.23	11/01/2041	2,000,000	2,000,000
San Francisco CA City & County Redevelopment Agency Community Facilities District # 4 (Tax Revenue, Bank of America NA LOC)	0.07	08/01/2032	14,000,000	14,000,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured)	0.14	09/15/2032	5,800,000	5,800,000
Simi Valley CA MFHA Series A (Housing Revenue, FHLMC Insured)	0.15	07/01/2023	9,000,000	9,000,000
Southern California Public Power Authority Magnolia Power Project Series 2009-1-A (Utilities Revenue, KBC Bank NV LOC)	0.07	07/01/2036	20,120,000	20,120,000
Whittier CA Whittier College Series 2008 (Education Revenue, Bank of America NA LOC)	0.08	12/01/2038	10,000,000	10,000,000

				562,867,000

Colorado: 0.43%

Variable Rate Demand Notes§: 0.43%
Colorado HFA Class 1 Series B-2 (Housing Revenue, GO of Authority Insured)	0.17	10/01/2038	12,661,000	12,661,000
Colorado HFA Taxable MFHR Project Series B-2 (Housing Revenue, FNMA Insured)	0.16	05/01/2050	34,805,000	34,805,000
Colorado Springs CO Utility Improvement Bond Series A (Utilities Revenue)	0.10	11/01/2038	4,000,000	4,000,000
Denver CO Public Schools Series A-4 (Education Revenue, Royal Bank of Canada LOC, AGM Insured)	0.11	12/15/2037	16,000,000	16,000,000

				67,466,000

Connecticut: 0.14%

Variable Rate Demand Note§: 0.14%
City of New Britain CT Taxable Pension Series C (Tax Revenue, JPMorgan Chase Bank LOC)	0.26	02/01/2026	21,800,000	21,800,000

16	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Delaware: 0.17%

Variable Rate Demand Notes§: 0.17%
Delaware State EDA Clean Power Project Series 1997-D (Resource Recovery Revenue)	0.21%	08/01/2029	$7,000,000	$7,000,000
Delaware State EDA Series B (Resource Recovery Revenue)	0.28	08/01/2029	19,700,000	19,700,000

				26,700,000

District of Columbia: 0.36%

Other Municipal Debt: 0.09%
District of Columbia (Miscellaneous Revenue, GO-State)	0.26	08/01/2011	14,000,000	14,000,000

Variable Rate Demand Note§: 0.27%
District of Columbia The American University Series A (Education Revenue, PNC Bank NA LOC)	0.06	04/01/2038	42,400,000	42,400,000

Florida: 0.22%

Other Municipal Debt: 0.13%
Hillsborough County FL (Miscellaneous Revenue)	0.26	08/11/2011	20,000,000	20,000,000

Variable Rate Demand Note§: 0.09%
Palm Beach County FL Pine Crest Preparatory (Education Revenue, Bank of America NA LOC)	0.13	06/01/2032	14,260,000	14,260,000

Georgia: 0.13%

Variable Rate Demand Note§: 0.13%
Columbus GA Housing Development Authority PFOTER (Housing Revenue, ACA Insured)††	0.34	10/01/2039	20,490,000	20,490,000

Illinois: 0.48%

Variable Rate Demand Notes§: 0.48%
Cook County IL GO Series D-1 (GO-Local)	0.19	11/01/2030	46,600,000	46,600,000
Cook County IL GO Series D-2 (GO-Local)	0.19	11/01/2030	17,400,000	17,400,000
Illinois State Toll Highway Authority (Transportation Revenue, PNC Bank NA LOC)	0.08	07/01/2030	4,000,000	4,000,000
Illinois State Toll Highway Authority (Transportation Revenue, CitiBank NA LOC)	0.09	07/01/2030	7,000,000	7,000,000

				75,000,000

Indiana: 0.07%

Variable Rate Demand Notes§: 0.07%
Richmond IN Reid Hospital & Health Care Services Incorporated (Hospital Revenue, AGM Insured)	0.20	01/01/2040	5,865,000	5,865,000
Indiana State Financing Authority (Resource Recovery Revenue, Bank of America NA LOC)	0.07	12/01/2039	5,000,000	5,000,000

				10,865,000

Iowa: 0.06%

Variable Rate Demand Note§: 0.06%
Iowa Finance Authority Student Housing Des Moines LLC Project A (Housing Revenue, CitiBank NA LOC)	0.09	06/01/2039	10,000,000	10,000,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Louisiana: 0.14%

Other Municipal Debt: 0.05%
Louisiana Department of Airport (Airport Revenue)	0.25%	08/05/2011	$7,000,000	$7,000,000

Variable Rate Demand Notes§: 0.09%
Louisiana Public Facilities Authority (Health Revenue, JPMorgan Chase Bank LOC)	0.07	08/01/2023	2,985,000	2,985,000
Parish of St. James LA Series A-1 (Energy Revenue)	0.08	11/01/2040	6,500,000	6,500,000
Parish of St. James LA Series B-1 (Energy Revenue)	0.10	11/01/2040	5,000,000	5,000,000

				14,485,000

Maryland: 0.13%

Variable Rate Demand Notes§: 0.13%
Maryland CDA Department of Housing & Community Development Series 2007-J (Housing Revenue)	0.11	09/01/2031	6,910,000	6,910,000
Maryland CDA Series 2006-G (Housing Revenue)	0.15	09/01/2040	13,700,000	13,700,000

				20,610,000

Massachusetts: 0.19%

Variable Rate Demand Notes§: 0.19%
Massachusetts State Development Finance Agency Babson College B (Education Revenue, Citizens Bank LOC)	0.13	10/01/2031	25,130,000	25,130,000
Massachusetts State HEFA Series N-3 (Health Revenue, JPMorgan Chase Bank LOC)	0.04	10/01/2038	4,000,000	4,000,000

				29,130,000

Michigan: 0.05%

Variable Rate Demand Notes§: 0.05%
Michigan State Housing Development Authority Series A (Housing Revenue, GO of Authority Insured)	0.21	10/01/2037	3,970,000	3,970,000
Wayne County MI IDA (IDR, Bank of America NA LOC)	0.14	05/01/2020	3,000,000	3,000,000

				6,970,000

Minnesota: 0.17%

Variable Rate Demand Notes§: 0.17%
Bloomington Associates MN (Housing Revenue, LaSalle Bank NA LOC)	0.23	08/01/2037	20,500,000	20,500,000
Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, LaSalle Bank NA LOC)	0.15	10/01/2038	6,000,000	6,000,000

				26,500,000

Mississippi: 0.21%

Variable Rate Demand Note§: 0.21%
Mississippi State GO Bonds Nissan North America Incorporated Project Series 2003A (Tax Revenue, GO of Commonwealth Insured)	0.13	11/01/2028	31,875,000	31,873,734

Missouri: 0.06%

Variable Rate Demand Note§: 0.06%
Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation (IDR)	0.33	04/01/2027	10,000,000	10,000,000

18	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Nebraska: 0.22%

Variable Rate Demand Note§: 0.22%
Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue)	0.08%	08/01/2039	$34,695,000	$34,695,000

Nevada: 0.22%

Variable Rate Demand Notes§: 0.22%
Las Vegas NV EDFA Andre Agassi Foundation Project (Education Revenue, Bank of America NA LOC)	0.09	10/01/2035	18,000,000	18,000,000
Las Vegas NV EDFA Keep Memory Alive Project (Miscellaneous Revenue, PNC Bank NA LOC)	0.06	05/01/2037	15,800,000	15,800,000

				33,800,000

New Jersey: 0.58%

Variable Rate Demand Notes§: 0.58%
New Jersey EDA NUI Corporation Project Series A (Energy Revenue, JPMorgan Chase Bank LOC)	0.20	06/01/2026	7,000,000	7,000,000
New Jersey EDA Pivotal Utility Holdings Incorporated Project Series 2007 (Energy Revenue, JPMorgan Chase Bank LOC)	0.20	06/01/2032	9,000,000	9,000,000
New Jersey HFFA Princeton Healthcare Series A (Hospital Revenue, Bank of America NA LOC)	0.10	07/01/2041	2,000,000	2,000,000
New Jersey State Housing & Mortgage Finance Agency Series B (Housing Revenue, Bank of America NA LOC)	0.10	05/01/2048	34,755,000	34,755,000
New Jersey State Turnpike Authority Series C (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.06	06/15/2032	13,000,000	13,000,000
New Jersey State Turnpike Authority Series D (Miscellaneous Revenue, Societe Generale LOC, NATL-RE FGIC Insured)	0.19	01/01/2018	21,000,000	21,000,000
Salem County NJ PCFA Atlantic City Electric Company Project Series A (Utilities Revenue, JPMorgan Chase Bank LOC)	0.08	04/15/2014	4,000,000	4,000,000

				90,755,000

New York: 0.69%

Other Municipal Debt: 0.10%
New York Metropolitan Transportation Authority (Transportation Revenue)	0.19	08/03/2011	5,000,000	5,000,000
New York Metropolitan Transportation Authority (Transportation Revenue)	0.27	08/02/2011	11,000,000	11,000,000

				16,000,000

Variable Rate Demand Notes§: 0.59%
New York City NY Housing Development Corporation Multifamily Rental Housing The Balton Project Series A (Housing Revenue, Bank of America NA LOC, FHLMC Insured)	0.06	09/01/2049	10,875,000	10,875,000
New York City NY Municipal Water Finance Authority (Water & Sewer Revenue)††	0.24	06/15/2044	8,000,000	8,000,000
New York City NY Municipal Water Finance Authority Subseries B-1 (Water & Sewer Revenue)	0.05	06/15/2024	6,998,000	6,998,000
New York City NY Subseries B (GO-Local, TD Bank NA LOC)	0.05	09/01/2027	9,000,000	9,000,000
New York City NY Subseries C-4 (GO-Local, Bank of Tokyo-Mitsubishi UFJ LOC)	0.16	08/01/2020	2,000,000	2,000,000
New York City NY Transitional Financing Authority Class A (Miscellaneous Revenue, FSA-CR FGIC State Aid Withholding Insured)	0.12	07/15/2036	30,500,000	30,500,000
New York HFA Victory Housing Project Series 2000-A (Housing Revenue, FHLMC Insured)	0.05	11/01/2033	4,500,000	4,500,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
New York Metropolitan Transportation Authority ROC RR 11 R-11645 (Transportation Revenue, FSA Insured)††	0.23%	11/15/2025	$805,000	$805,000
New York PFOTER (Miscellaneous Revenue)††	0.34	06/15/2050	9,000,000	9,000,000
New York State Housing Finance Agency Series A (Housing Revenue, FNMA Insured)	0.18	05/01/2029	5,000,000	5,000,000
New York State Housing Finance Agency Taxable 600 West 42nd B (Housing Revenue, Bank of New York LOC)	0.28	11/01/2041	4,260,000	4,260,000

				90,938,000

North Carolina: 0.09%

Variable Rate Demand Note§: 0.09%
North Carolina Education Care Community Health Care Facilities University Health Systems of Eastern Carolina Series 2008-B-2 (Hospital Revenue, Branch Banking & Trust LOC)	0.07	12/01/2036	14,405,000	14,405,000

Ohio: 0.22%

Variable Rate Demand Notes§: 0.22%
Cleveland-Cuyahoga County OH Port Authority Carnagie 89th Garage & Service Center LLC Project Series 2007 (Health Revenue, JPMorgan Chase Bank LOC)	0.10	01/01/2037	4,700,000	4,700,000
Lake County OH Hospital Facilities Series A (Health Revenue, JPMorgan Chase Bank LOC)	0.07	08/15/2041	3,980,000	3,980,000
Ohio State HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA Insured)	0.19	09/01/2039	24,707,000	24,707,000

				33,387,000

Oregon: 0.08%

Variable Rate Demand Notes§: 0.08%
Forest City OR Residential Management Incorporated PFOTER (Miscellaneous Revenue)††	0.34	07/26/2012	6,000,000	6,000,000
Oregon Housing & Community Services Department Series E (Housing Revenue)	0.19	07/01/2038	7,000,000	7,000,000

				13,000,000

Pennsylvania: 0.20%

Variable Rate Demand Notes§: 0.20%
Delaware River Port Authority Series B (Transportation Revenue, Bank of America NA LOC)	0.09	01/01/2026	10,000,000	10,000,000
Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC)	0.06	07/01/2037	20,400,000	20,400,000

				30,400,000

South Carolina: 0.20%

Other Municipal Debt: 0.05%
South Carolina Public Service Authority (Miscellaneous Revenue)	0.18	08/16/2011	8,500,000	8,500,000

Variable Rate Demand Notes§: 0.15%
South Carolina Public Service Authority (Miscellaneous Revenue)	0.18	08/17/2011	8,000,000	8,000,000
South Carolina Public Service Authority (Miscellaneous Revenue)††	0.24	01/01/2050	15,000,000	15,000,000

				23,000,000

20	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

South Dakota: 0.03%

Variable Rate Demand Note§: 0.03%
South Dakota Housing Development Authority Series C (Housing Revenue, FNMA Insured)	0.17%	05/01/2037	$5,000,000	$5,000,000

Tennessee: 0.20%

Other Municipal Debt: 0.02%
Montgomery County TN (GO-Local)	0.24	08/01/2011	3,000,000	3,000,000

Variable Rate Demand Notes§: 0.18%
Metropolitan Government Nashville & Davidson County TN Stewarts Ferry Apartments (Housing Revenue, FHLMC Insured)	0.11	01/01/2034	5,000,000	5,000,000
Metropolitan Government Nashville & Davidson County TN Weatherly Ridge Apartments Series A (Housing Revenue, U.S. Bank NA LOC)	0.21	12/01/2041	3,000,000	3,000,000
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)	0.24	07/01/2034	15,065,000	15,065,000
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)	0.24	02/01/2036	5,130,000	5,130,000

				28,195,000

Texas: 1.31%

Other Municipal Debt: 0.10%
Texas Municipal Power Agency (Utilities Revenue)	0.30	08/09/2011	16,000,000	16,000,000

Variable Rate Demand Notes§: 1.21%
Austin TX Airport System Series A (Airport Revenue, State Street Bank & Trust Company LOC)	0.08	11/15/2017	7,000,000	7,000,000
Bexar County TX Health Facilities (Health Revenue, JPMorgan Chase Bank LOC)	0.10	12/01/2032	2,450,000	2,450,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series A (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.20	06/01/2038	10,000,000	10,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Hospital Revenue, JPMorgan Chase Bank LOC)	0.07	06/01/2029	7,000,000	7,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D2 (Health Revenue, JPMorgan Chase & Company LOC)	0.07	06/01/2029	16,500,000	16,500,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3812 (Miscellaneous Revenue)††	0.21	08/31/2011	100,000,000	100,000,000
Midlothian TX Industrial Development Corporation (IDR, UBS AG LOC)	0.05	08/01/2034	15,700,000	15,700,000
Mission TX Economic Development Corporation (Miscellaneous Revenue, Bank of America NA LOC)	0.13	04/01/2022	6,000,000	6,000,000
Pasadena TX Independent School District Series B (Education Revenue, AGM Insured)	0.16	02/01/2035	2,000,000	2,000,000
Texas State Taxable Product Development Program Series A (Miscellaneous Revenue)	0.15	06/01/2045	13,500,000	13,500,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (Hospital Revenue, Bank of America NA LOC)	0.18	07/01/2020	8,500,000	8,500,000

				188,650,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	21

Security Name	Interest Rate	Maturity Date	Principal	Value

Vermont: 0.21%

Variable Rate Demand Note§: 0.21%
Vermont State Student Assistance Corporation (Education Revenue, Lloyds Bank LOC)	0.08%	12/15/2040	$32,645,000	$32,645,000

Virginia: 0.13%

Variable Rate Demand Notes§: 0.13%
Harrisonburg VA Redevelopment & Housing Authority (Housing Revenue, Bank of America NA LOC)	0.15	05/01/2026	6,110,000	6,110,000
Norfolk VA Redevelopment & Housing Authority Old Dominion University Project (Housing Revenue, Bank of America NA LOC)	0.26	08/01/2033	13,815,000	13,815,000

				19,925,000

Washington: 0.06%

Other Municipal Debt: 0.06%
Providence WA Health and Services (Miscellaneous Revenue, Bank of America NA LOC)	0.26	08/01/2011	10,000,000	10,000,000

West Virginia: 0.06%

Variable Rate Demand Note§: 0.06%
Cabell County WV University Facilities (Education Revenue, Bank of America NA LOC)	0.11	07/01/2039	8,995,000	8,995,000

Wisconsin: 0.04%

Variable Rate Demand Notes§: 0.04%
Wisconsin Housing & EDA (Housing Revenue, FNMA LOC, GO of Authority Insured)	0.08	09/01/2035	4,335,000	4,335,000
Wisconsin State HEFA (Education Revenue, U.S. Bank NA LOC)	0.04	12/01/2033	2,000,000	2,000,000

				6,335,000

Wyoming: 0.21%

Variable Rate Demand Notes§: 0.21%
Sweetwater County WY Pacific Corporation Project Series A (Utilities Revenue, Barclays Bank plc LOC)	0.06	07/01/2015	31,400,000	31,400,000
Wyoming Student Loan Corporation Series A-1 (Education Revenue, Royal Bank of Canada LOC)	0.08	06/01/2035	1,660,000	1,660,000

				33,060,000

Total Municipal Bonds and Notes (Cost $1,990,601,734)				1,990,601,734

Other Instruments: 1.11%
Alaska Housing Finance Corporation Municipal Commercial Paper^	0.20	08/16/2011	4,000,000	3,999,650
Bank of America Bankers Acceptance Note^	0.20	08/31/2011	34,367,957	34,361,942
GBG LLC Custody Receipts††§	0.33	09/01/2027	12,292,000	12,292,000
Illinois Educational Facilities Authority Series 1990 Variable Rate Demand Obligation Commercial Paper	0.18	08/04/2011	10,000,000	10,000,000
ING Bank NV Floating Rate Note††±	0.78	02/10/2012	40,000,000	40,000,000
ING Bank NV Floating Rate Note††±	0.78	02/02/2012	42,000,000	42,000,000
St. Joseph County IN Municipal Commercial Paper^	0.16	08/18/2011	28,053,000	28,050,748
St. Joseph County IN Municipal Commercial Paper^	0.19	08/04/2011	2,000,000	1,999,958

Total Other Instruments (Cost $172,704,298)				172,704,298

22	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Other Notes: 3.13%

Corporate Bonds and Notes: 2.92%
ACTS Retirement Life Communities Incorporated§	0.21%	11/15/2029	$12,335,000	$12,335,000
Bank of America Corporation±	1.07	12/02/2011	240,390,000	241,101,671
Bear Stearns & Companies Incorporated±	0.47	08/15/2011	19,175,000	19,176,227
Citigroup Funding Incorporated±	0.23	11/15/2011	3,000,000	2,999,437
General Electric Capital Corporation±	0.45	03/12/2012	25,000,000	25,037,795
General Electric Capital Corporation±	1.18	12/09/2011	76,773,000	77,045,247
JPMorgan Chase & Company±	0.48	06/15/2012	15,000,000	15,035,989
LTF Real Estate LLC††±§	0.23	06/01/2033	15,400,000	15,400,000
Morgan Stanley±	1.10	12/01/2011	9,100,000	9,127,671
Seariver Maritime Incorporated(i)±	0.35	10/01/2011	4,400,000	4,400,000
State Street Bank & Trust Company±	0.45	09/15/2011	30,000,000	30,009,472
US Central Federal Credit Union±	0.25	10/19/2011	3,000,000	3,000,215

				454,668,724

Yankee Corporate Bonds and Notes: 0.21%
Eksportfinans ASA±	0.26	09/22/2011	33,000,000	33,000,000

Total Other Notes (Cost $487,668,724)				487,668,724

Repurchase Agreements(z): 0.72%
Deutsche Bank Securities, dated 07/29/2011, maturity value $112,002,800(1)	0.30	08/01/2011	112,000,000	112,000,000

Total Repurchase Agreements (Cost $112,000,000)				112,000,000

	Yield

Treasury Debt: 3.94%
US Treasury Bill	0.12	10/06/2011	208,000,000	207,954,240
US Treasury Bill	0.15	08/11/2011	156,000,000	155,992,711
US Treasury Bill	0.15	08/25/2011	130,000,000	129,986,567
US Treasury Bill	0.16	08/18/2011	121,000,000	120,990,572

Total Treasury Debt (Cost $614,924,090)				614,924,090

Total Investments in Securities
(Cost $14,556,086,450)*	93.34%	14,556,086,450
Other Assets and Liabilities, Net	6.66	1,038,870,963

Total Net Assets	100.00%	$15,594,957,413

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

§	These securities are subject to a demand feature which reduces the effective maturity.

±	Variable rate investments.

^	Zero coupon security. Rate represents yield to maturity.

(z)	Collateralized by:

(1)	Commercial papers, 0.00%, 8/3/2011 to 10/20/2011, market value is $114,240,001.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—July 31, 2011 (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	23

Assets
Investments in unaffiliated securities, at amortized cost	$14,556,086,450
Cash	897,053,404
Receivable for investments sold	138,045,000
Receivable for Fund shares sold	5,638,615
Receivable for interest	2,431,801
Prepaid expenses and other assets	155,884

Total assets	15,599,411,154

Liabilities
Dividends payable	202,641
Payable for Fund shares redeemed	834,512
Advisory fee payable	317,401
Due to other related parties	1,611,633
Shareholder report expenses payable	378,496
Custodian and accounting fees payable	474,763
Shareholder servicing fees payable	544,331
Accrued expenses and other liabilities	89,964

Total liabilities	4,453,741

Total net assets	$15,594,957,413

NET ASSETS CONSIST OF
Paid-in capital	$15,598,713,252
Overdistributed net investment income	(6,475)
Accumulated net realized losses on investments	(3,749,364)

Total net assets	$15,594,957,413

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Administrator Class	$631,901,490
Shares outstanding – Administrator Class	631,910,941
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$7,130,924,400
Shares outstanding – Institutional Class	7,131,215,629
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$5,509,588,154
Shares outstanding – Select Class	5,509,765,491
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$2,322,543,369
Shares outstanding – Service Class	2,322,593,626
Net asset value per share – Service Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Cash Investment Money Market Fund	Statement of Operations—Six Months Ended July 31, 2011 (Unaudited)

Investment income
Interest	$25,398,523

Expenses
Advisory fee	9,226,995
Administration fees
Fund level	3,511,934
Administrator Class	358,263
Institutional Class	3,321,442
Select Class	1,440,727
Service Class	1,338,133
Shareholder servicing fees
Administrator Class	355,473
Service Class	2,773,188
Custody and accounting fees	474,290
Professional fees	21,418
Registration fees	22,477
Trustees’ fees and expenses	5,245
Shareholder report expense	10,000
Other fees and expenses	148,771

Total expenses	23,008,356
Less: Fee waivers and/or expense reimbursements	(6,129,146)

Net expenses	16,879,210

Net investment income	8,519,313
Net realized gains on investments	173,775

Net increase in net assets resulting from operations	$8,693,088

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Cash Investment Money Market Fund	25

	Six Months Ended July 31, 2011 (Unaudited)		Year Ended January 31, 2011[1]		Year Ended February 28, 2010

Operations
Net investment income		$8,519,313		$23,412,743		$68,948,804
Net realized gains on investments		173,775		3,948,898		1,305,502

Net increase in net assets resulting from operations		8,693,088		27,361,641		70,254,306

Distributions to shareholders from
Net investment income
Administrator Class		(35,827)		(283,173)		(3,197,134)
Institutional Class		(3,158,305)		(12,418,004)		(36,416,120)
Select Class		(5,213,667)		(10,392,091)		(21,381,205)
Service Class		(111,514)		(319,475)		(7,953,067)
Net realized gains
Administrator Class		0		(3,449)		(17,127)
Institutional Class		0		(39,822)		(130,942)
Select Class		0		(28,406)		(64,816)
Service Class		0		(13,653)		(59,895)

Total distributions to shareholders		(8,519,313)		(23,498,073)		(69,220,306)

	Shares		Shares		Shares

Capital share transactions
Proceeds from shares sold
Administrator Class	1,317,783,123	1,317,783,123	5,107,054,074	5,107,054,074	2,254,684,919	2,254,684,919
Institutional Class	18,664,072,325	18,664,072,325	45,806,193,396	45,806,193,396	52,907,799,957	52,907,799,957
Select Class	21,541,019,120	21,541,019,120	52,309,085,388	52,309,085,388	32,433,686,427	32,433,686,427
Service Class	6,473,259,770	6,473,259,770	33,567,738,393	33,567,738,393	45,102,274,340	45,102,274,340

		47,996,134,338		136,790,071,251		132,698,445,643

Reinvestment of distributions
Administrator Class	27,613	27,613	240,723	240,723	2,808,526	2,808,526
Institutional Class	1,695,322	1,695,322	6,927,909	6,927,909	18,872,660	18,872,660
Select Class	4,174,053	4,174,053	8,102,833	8,102,833	3,522,975	3,522,975
Service Class	50,500	50,500	131,403	131,403	15,869,130	15,869,130

		5,947,488		15,402,868		41,073,291

Payment for shares redeemed
Administrator Class	(1,450,511,786)	(1,450,511,786)	(5,355,821,692)	(5,355,821,692)	(2,659,762,118)	(2,659,762,118)
Institutional Class	(19,803,154,046)	(19,803,154,046)	(49,008,978,375)	(49,008,978,375)	(54,171,372,667)	(54,171,372,667)
Select Class	(23,629,523,727)	(23,629,523,727)	(49,620,548,019)	(49,620,548,019)	(34,780,768,334)	(34,780,768,334)
Service Class	(6,435,391,802)	(6,435,391,802)	(35,299,088,279)	(35,299,088,279)	(43,954,038,008)	(43,954,038,008)

		(51,318,581,361)		(139,284,436,365)		(135,565,941,127)

Net asset value of shares issued in acquisition
Institutional Class	0	0	2,576,607,084	2,572,517,911	0	0

Net increase (decrease) in net assets resulting from capital share transactions		(3,316,499,535)		93,555,665		(2,826,422,193)

Total increase (decrease) in net assets		(3,316,325,760)		97,419,233		(2,825,388,193)

Net assets
Beginning of period		18,911,283,173		18,813,863,940		21,639,252,133

End of period		$15,594,957,413		$18,911,283,173		$18,813,863,940

Overdistributed net investment income		$(6,475)		$(6,475)		$(6,470)

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Cash Investment Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]	Year Ended February 28,
Administrator Class			2010	2009	2008	2007	2006[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05	0.03
Net realized gains (losses) on investments	0.00	0.00 [3]	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)	(0.03)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.03%	0.24%	2.19%	4.92%	4.96%	3.06%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.35%	0.38%	0.38%	0.37%	0.37%	0.37%
Net expenses	0.27%	0.32%	0.34%	0.34%	0.33%	0.35%	0.35%
Net investment income	0.01%	0.04%	0.25%	2.23%	4.77%	4.87%	3.37%
Supplemental data
Net assets, end of period (000’s omitted)	$631,901	$764,595	$1,013,058	$1,415,264	$2,249,470	$1,364,223	$1,150,617

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the eleven months ended February 28, 2006. The Fund changed its fiscal year end from March 31 to February 28, effective February 28, 2006.

3.	Amount is less than $0.005.

4.	Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Cash Investment Money Market Fund	27

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]	Year Ended February 28,
Institutional Class			2010	2009	2008	2007	2006[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05	0.03
Net realized gains (losses) on investments	0.00	0.00 [3]	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)	(0.03)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.04%	0.15%	0.36%	2.32%	5.06%	5.12%	3.21%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.26%	0.26%	0.25%	0.25%	0.25%
Net expenses	0.20%	0.20%	0.22%	0.21%	0.20%	0.20%	0.20%
Net investment income	0.08%	0.16%	0.37%	2.28%	4.94%	5.01%	3.50%
Supplemental data
Net assets, end of period (000’s omitted)	$7,130,924	$8,268,232	$8,887,844	$10,132,093	$9,194,540	$7,830,847	$6,497,267

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the eleven months ended February 28, 2006. The Fund changed its fiscal year end from March 31 to February 28, effective February 28, 2006.

3.	Amount is less than $0.005.

4.	Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Cash Investment Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]	Year Ended February 28,
Select Class			2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03
Net realized gains (losses) on investments	0.00	0.00 [3]	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.07%	0.21%	0.43%	2.40%	3.31%
Ratios to average net assets (annualized)
Gross expenses	0.19%	0.19%	0.22%	0.23%	0.20%
Net expenses	0.13%	0.13%	0.15%	0.15%	0.13%
Net investment income	0.14%	0.22%	0.41%	2.29%	4.81%
Supplemental data
Net assets, end of period (000’s omitted)	$5,509,588	$7,593,851	$4,897,725	$3,733,381	$3,025,485

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the period from June 29, 2007 (commencement of class operations) to February 28, 2008.

3.	Amount is less than $0.005.

4.	Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Cash Investment Money Market Fund	29

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]	Year Ended February 28,
Service Class			2010	2009	2008	2007	2006[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05	0.03
Net realized gains (losses) on investments	0.00	0.00 [3]	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05	0.03
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)	(0.03)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.14%	2.02%	4.75%	4.80%	2.92%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.52%	0.56%	0.56%	0.54%	0.54%	0.54%
Net expenses	0.26%	0.35%	0.46%	0.52%	0.50%	0.50%	0.50%
Net investment income	0.01%	0.01%	0.16%	1.99%	4.64%	4.71%	3.12%
Supplemental data
Net assets, end of period (000’s omitted)	$2,322,543	$2,284,605	$4,015,237	$6,358,514	$7,374,749	$6,328,867	$5,793,762

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the eleven months ended February 28, 2006. The Fund changed its fiscal year end from March 31 to February 28, effective February 28, 2006.

3.	Amount is less than $0.005.

4.	Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Cash Investment Money Market Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Cash Investment Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of January 31, 2011, the Fund had estimated net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $3,975,892 expiring in 2018.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	31

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Fund’s Portfolio of Investments.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive at an annual rate of 0.10% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

32	Wells Fargo Advantage Cash Investment Money Market Fund	Notes to Financial Statements (Unaudited)

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

Funds Management and has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. ACQUISITION

After the close of business on November 5, 2010, the Fund acquired the net assets of Wells Fargo Advantage Money Market Trust. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Existing shareholders of Wells Fargo Advantage Money Market Trust received Institutional Class shares of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Money Market Trust for 2,576,607,084 shares of the Fund valued at $2,572,517,911 at an exchange ratio of 1.00 for Institutional Class shares. The investment portfolio of Wells Fargo Advantage Money Market Trust with a fair value of $2,621,390,044 and amortized cost of $2,621,390,044 at November 5, 2010 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Advantage Money Market Trust and the Fund immediately prior to the acquisition were $2,572,517,911 and $16,493,176,644, respectively. The aggregate net assets of the Fund immediately after the acquisition were $19,065,694,555. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Money Market Trust was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed March 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$25,883,533
Net realized losses on investments	$(3,855,630)
Net increase in net assets resulting from operations	$22,027,903

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	33

into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of July 31, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

34	Wells Fargo Advantage Cash Investment Money Market Fund	Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site

(www.wellsfargo.com/advantagefunds) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

Other Information (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	35

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

36	Wells Fargo Advantage Cash Investment Money Market Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

Other Information (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	37

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

100% Treasury Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Money Market Fund, Prime Investment Money Market Fund and Treasury Plus Money Market Fund

(Not all of the funds described in this Board considerations section are part of this shareholder report. This shareholder report only relates to Cash Investment Money Market Fund.)

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the 100% Treasury Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Money Market Fund, Prime Investment Money Market Fund and Treasury Plus Money Market Fund (collectively, the “Funds”); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for each of the Funds. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to each Fund specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for each of the Funds as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for each of the Funds was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital

38	Wells Fargo Advantage Cash Investment Money Market Fund	Other Information (Unaudited)

Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by Funds Management and Wells Capital Management.

Fund performance and expenses

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that were determined by Lipper Inc. (“Lipper”) to be similar to the Funds, and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of each of the Funds was higher than or in range of the median performance of the Universe for the periods under review, except for the Money Market Fund (Class B).

The Board received and considered information regarding each Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to each Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in a Fund’s Expense Group. The Board noted that the net operating expense ratios of the Service Class, Administrator Class, Institutional Class and Select Class of each of the Funds were in range of each Fund’s respective Expense Group’s median net operating expense ratio, except for the 100% Treasury Money Market Fund (Service Class). The Board also noted that the net operating expense ratios of the Class A and Sweep Class of each of the Funds, the Money Market Fund (A, B, C, Daily and Investor Classes) were higher than each Fund’s respective Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Funds’ administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rates”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”).

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in each Fund’s Expense Group median. The Board noted that the Advisory Agreement Rates for the Class A, Service Class, Administrator Class, Institutional Class and Select Class of each of the Funds were in range of each Fund’s respective Expense Group, except for the 100% Treasury Money Market Fund (Administrator Class). The Board noted that the Advisory Agreement Rates for the Sweep Class of each of the Funds was not appreciably higher than the median rate of each Fund’s Expense Group, except for the 100% Treasury Money Market Fund. The Board also noted that the Advisory Agreement Rates for the Money Market Fund (Class B, Class C, Daily Class and Investor Class) were higher than the median rate of the Expense Group. The Board noted that the Net Advisory Rates for the Service Class, Administrator Class, Institutional Class and Select Class of each of the Funds were in range of each Fund’s respective Expense Group. The Board also noted that the Net Advisory Rates for the Class A and Sweep Class of each of the Funds and the Money Market Fund (Class B, Class C, Daily Class and Investor Class) were higher than each Fund’s respective Expense Group. The Board further noted that Funds Management had agreed to continue and, in certain instances, reduce contractual fee cap arrangements for the Funds designed to lower the Funds’ expenses.

Other Information (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	39

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

In each case, the Board determined that the Advisory Agreement Rates for the Funds, both with and without administration fee rates and before and after waivers, were acceptable in light of the Funds’ Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of each Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Funds to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to any of the Funds, individually or in the aggregate, was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in each Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rates of the Funds (as a percentage of Fund assets) as the Funds grow in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Funds. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Funds and receives certain compensation for those services. The Board noted that the Funds pay sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

40	Wells Fargo Advantage Cash Investment Money Market Fund	Other Information (Unaudited)

Other factors and broader review

The Board also considered the markets for distribution of the Funds’ shares, including the multiple channels through which the Funds’ shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage Cash Investment Money Market Fund	41

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
RIB	— Residual Interest Bond
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.

204798 09-11 SA302/SAR302 7-11

Wells Fargo Advantage

Government Money Market Fund

Semi-Annual Report

July 31, 2011

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2011, unless otherwise noted and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $221 billion in assets under management, as of July 31, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Government Money Market Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

Dear Valued Shareholder,

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Government Money Market Fund for the six-month period that ended July 31, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We believe this change will give you more convenient access to your fund data.

The period began modestly as improving economic optimism generally shifted investors toward equities and riskier assets and away from U.S. Treasuries and lower-yielding fixed-income securities. Returns from fixed income were modest in the opening months of 2011 but were generally still positive as U.S. Treasury yields incrementally climbed higher. But after the slow start, bond prices once again strongly improved, sparked by a sharp decline in U.S. Treasury prices in April that carried into May. Late in the period, lower-rated bonds declined in price more than the higher credit-quality tiers but not enough to outweigh the stronger performance from lower-rated securities during the period. Lower-quality and longer-maturity fixed-income securities generally outperformed higher-quality and shorter-maturity securities over the full period.

The activity within the broader bond market also resonated with money market participants. As the economic and credit environment reverberated from the ongoing sovereign debt concerns and softening economic data, many participants continued to balance a need for stability and desire for higher yields. The result has been good demand for domestic commercial paper and certificate of deposits. Also, in spite of all the discussion about sovereign debt, many money market participants continue to maintain some exposures to foreign banks based on the quality of their fundamentals. By focusing more on the fundamentals and taking a more selective approach to the short-term security market helped the markets avoid the severe yield volatility or significant flight-to-quality experienced during the spring of 2010, when the Greek sovereign debt crisis first emerged.

The global economic “recovery” hit a snag, but the end of 2011 could regain momentum.

The U.S. economic recovery that began in mid-2009 and gained further momentum throughout 2010, particularly during the fourth quarter, has failed to maintain that level of growth through the first seven months of 2011. For example, gross domestic product (GDP), the broadest measure of economic activity, grew at an annualized rate of 3.1% in the fourth quarter of 2010, only to slow dramatically during the first quarter of 2011. The latest revision to first-quarter GDP data during the period indicated that the economy grew at an annualized rate of 0.4% during the first quarter of 2011. While still positive, it’s a much slower pace of growth than experienced in the second half of 2010 and notably lower than consensus forecasts. Nevertheless, the advance estimate of second-quarter 2011 GDP, which was released on July 29, 2011, was 1.3%, suggesting that the U.S. economy continues to expand, though at a slow and uneven pace.

Jobs and housing remained troublesome.

The July 2011 unemployment rate in the U.S. was reported at 9.1%, down from 9.5% a year earlier but still notably higher than historical averages. Unfortunately, the drop may be more attributable to a decline in the labor force than to a

Letter to Shareholders	Wells Fargo Advantage Government Money Market Fund	3

meaningful uptick in hiring. The level of job creation in 2011 has been trending below historical averages, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite some tentative late-year signs of stabilization. That said, persistent weakness in the labor and housing markets bears close watching in the months ahead.

Other economic data in the U.S. has been more encouraging, reflecting greater confidence in the sustainability of the expansion on the part of both consumers and businesses. Retail sales came in strong at certain points during the period and industrial production and new orders have picked up. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and information technology. Core inflation, which excludes volatile food and energy prices, remained benign.

The Federal Reserve believes the economic recovery will accelerate in future quarters.

With inflation subdued, the Federal Open Market Committee (FOMC) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0.00% to 0.25%. On June 22, 2011, in its final statement of the six-month period, the Fed reiterated that the economic recovery “is proceeding at a moderate pace,” but that “recent labor market indicators have been weaker than anticipated.” It described the recent increase in inflation as temporary, suggesting that inflation pressures will ease going forward. While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

As recent headwinds subside, it is reasonable to expect markets to regain focus.

Now that it appears the debt ceiling has been increased and a U.S. default will be averted, money market participants and the broader bond market can get back to more fundamental and lasting concerns-chiefly, the economy. After avoiding short-term Treasuries in late July 2011, ahead of pending U.S. debt ceiling deadline, money market participants have returned to the U.S. short-term markets1. Economic indicators released in the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory. Most indicators still point toward real GDP growth in the 2% to 3% range in the second half of 2011. While that is not enough to produce big employment gains, it might be sufficient to cause Treasury yields to retrace some of the late-July declines.

Don’t let short-term uncertainty derail long-term investment goals.

While periods of uncertainty can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, Wells Fargo Advantage Funds represents investments across a broad range of asset classes and investment styles with more than 110 mutual funds, giving you an opportunity to create a diversified investment portfolio. While diversification may

1.	Comments expressed that do not fall within the reporting period are as of August 2, 2011.

Economic indicators released in the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory.

4	Wells Fargo Advantage Government Money Market Fund	Letter to Shareholders

not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk.

In our opinion, diligent and earnest assessment of the fundamental characteristics of money market eligible securities will be a key differentiating factor between which investment strategies meet client expectations and which do not. At Wells Fargo Advantage Funds, we intend to continue the emphasis of principal preservation and high liquidity across our lineup of Wells Fargo Advantage Money Market Funds. In changing markets, we believe it is particularly important to have diligent investment analysts in charge of investor assets.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Performance Highlights (Unaudited)	Wells Fargo Advantage Government Money Market Fund	5

INVESTMENT OBJECTIVE

The Fund seeks current income, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

Laurie White

FUND INCEPTION

November 16, 1987

PORTFOLIO COMPOSITION[1] (AS OF JULY 31, 2011)

EFFECTIVE MATURITY DISTRIBUTION[1] (AS OF JULY 31, 2011)

WEIGHTED AVERAGE MATURITY[2] (AS OF JULY 31, 2011)
26 Days

WEIGHTED AVERAGE FINAL MATURITY[3] (AS OF JULY 31, 2011)
40 Days

1.	Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the Fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

6	Wells Fargo Advantage Government Money Market Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JULY 31, 2011)

						Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]
Class A (WFGXX)	11/08/1999	0.00	0.01	1.66	1.68	0.62%	0.62%
Administrator Class (WGAXX)	07/31/2003	0.00	0.01	1.81	1.90	0.35%	0.35%
Institutional Class (GVIXX)	07/28/2003	0.01	0.02	1.91	1.99	0.23%	0.20%
Service Class (NWGXX)	11/16/1987	0.00	0.01	1.73	1.81	0.52%	0.50%
Sweep Class	06/30/2010	0.00	0.01	1.73	1.81	0.97%	0.97%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[6] (AS OF JULY 31, 2011)	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-Day Current Yield	0.01%	0.01%	0.01%	0.01%	0.01%
7-Day Compound Yield	0.01%	0.01%	0.01%	0.01%	0.01%
30-Day Simple Yield	0.01%	0.01%	0.01%	0.01%	0.01%
30-Day Compound Yield	0.01%	0.01%	0.01%	0.01%	0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. Government guarantee applies to certain of the underlying securities held by the Fund and not to shares of the Fund itself.

4.	Historical performance shown for the Administrator Class and Institutional Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Service Class shares, and has not been adjusted to reflect the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower.

5.	Reflects the expense ratios as stated in the most recent prospectuses.

6.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.50% for Service Class, and 1.05% for Sweep Class shares. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.49)%, (0.22)%, (0.10)%, (0.39)% and (0.84)% for Class A, Administrator Class, Institutional Class, Service Class and Sweep Class, respectively.

Fund Expenses	Wells Fargo Advantage Government Money Market Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (if any) and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2011 to July 31, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as any contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 02-01-2011	Ending Account Value 07-31-2011	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,000.05	$0.69	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70	0.14%
Administrator Class
Actual	$1,000.00	$1,000.05	$0.69	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70	0.14%
Institutional Class
Actual	$1,000.00	$1,000.05	$0.69	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70	0.14%
Service Class
Actual	$1,000.00	$1,000.05	$0.69	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70	0.14%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.69	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70	0.14%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Government Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Paper: 3.85%

Asset-Backed Commercial Paper: 3.85%
Straight-A Funding LLC††^	0.16%	09/26/2011	$30,510,000	$30,502,406
Straight-A Funding LLC††^	0.13	09/19/2011	40,013,000	40,005,920
Straight-A Funding LLC††^	0.16	10/13/2011	22,747,000	22,739,620
Straight-A Funding LLC††^	0.16	09/27/2011	32,207,000	32,198,841
Straight-A Funding LLC††^	0.16	10/05/2011	88,000,000	87,974,578
Straight-A Funding LLC††^	0.13	09/20/2011	45,328,000	45,319,816
Straight-A Funding LLC††^	0.16	10/06/2011	104,996,000	104,965,201
Straight-A Funding LLC††^	0.15	10/04/2011	120,106,000	120,073,972
Straight-A Funding LLC††^	0.16	10/19/2011	100,070,000	100,034,864
Straight-A Funding LLC††^	0.15	10/03/2011	110,116,000	110,087,095
Straight-A Funding LLC††^	0.16	10/05/2011	115,058,000	115,024,761
Straight-A Funding LLC††^	0.16	10/14/2011	115,753,000	115,714,930
Straight-A Funding LLC††^	0.16	10/17/2011	85,000,000	84,970,911
Straight-A Funding LLC††^	0.15	09/21/2011	36,024,000	36,016,345

Total Commercial Paper (Cost $1,045,629,260)				1,045,629,260

Government Agency Debt: 40.46%
FFCB±	0.08	02/22/2012	26,500,000	26,483,645
FFCB^	0.10	10/27/2011	25,000,000	24,993,958
FFCB±	0.11	01/25/2012	145,000,000	144,944,118
FFCB±	0.13	06/18/2012	50,000,000	49,995,964
FFCB^	0.15	10/12/2011	25,000,000	24,992,500
FFCB^	0.16	08/23/2011	25,000,000	24,997,403
FFCB±	0.17	03/14/2012	200,000,000	199,980,747
FFCB±	0.19	10/07/2011	200,000,000	200,007,684
FFCB^	0.19	08/11/2011	25,000,000	24,998,542
FFCB±	0.20	02/13/2012	50,000,000	50,002,685
FFCB^	0.20	08/09/2011	100,000,000	99,995,111
FFCB^	0.20	08/24/2011	50,000,000	49,993,292
FFCB	0.55	09/30/2011	24,110,000	24,126,833
FFCB	0.68	09/01/2011	6,000,000	6,002,736
FFCB	1.13	10/03/2011	30,500,000	30,549,226
FFCB	3.50	10/03/2011	60,200,000	60,547,607
FHLB^	0.04	09/02/2011	100,000,000	99,996,000
FHLB^	0.06	09/23/2011	250,000,000	249,974,052
FHLB^	0.07	08/17/2011	226,050,000	226,042,767
FHLB^	0.07	08/19/2011	236,000,000	235,991,240
FHLB^	0.07	08/24/2011	50,000,000	49,997,604
FHLB^	0.07	08/26/2011	300,000,000	299,983,611
FHLB^	0.08	09/09/2011	249,000,000	248,977,071
FHLB^	0.09	08/31/2011	136,000,000	135,990,027
FHLB^	0.09	09/06/2011	150,000,000	149,986,500
FHLB±	0.10	08/12/2011	150,000,000	149,998,177
FHLB±	0.14	02/28/2012	250,000,000	249,949,883
FHLB^	0.15	10/07/2011	100,000,000	99,972,083
FHLB	0.20	08/03/2011	50,000,000	50,000,080
FHLB	0.21	08/10/2011	83,265,000	83,264,588
FHLB±	0.22	10/13/2011	251,400,000	251,418,303
FHLB±	0.22	11/07/2011	150,000,000	149,983,667
FHLB	0.26	11/29/2011	100,000,000	100,038,175

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Government Money Market Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Government Agency Debt (continued)
FHLB	0.79%	11/25/2011	$150,000,000	$150,303,497
FHLB	3.75	09/09/2011	15,565,000	15,624,745
FHLB	4.88	10/05/2011	50,000,000	50,419,565
FHLMC^	0.00	08/01/2011	250,000,000	250,000,000
FHLMC^	0.02	09/14/2011	250,000,000	249,993,889
FHLMC^	0.04	09/20/2011	100,000,000	99,994,444
FHLMC^	0.05	09/16/2011	125,000,000	124,992,014
FHLMC^	0.05	10/06/2011	250,000,000	249,977,083
FHLMC^	0.06	11/10/2011	250,000,000	249,957,917
FHLMC^	0.07	08/15/2011	222,144,000	222,133,953
FHLMC^	0.08	08/29/2011	262,770,000	262,753,650
FHLMC^	0.09	08/12/2011	100,000,000	99,996,944
FHLMC^	0.09	09/12/2011	256,050,000	256,018,144
FHLMC^	0.09	09/27/2011	31,100,000	31,095,568
FHLMC^	0.10	09/01/2011	87,000,000	86,992,508
FHLMC^	0.10	09/06/2011	50,000,000	49,995,000
FHLMC^	0.10	09/21/2011	125,000,000	124,982,292
FHLMC±	0.11	02/02/2012	23,007,000	22,997,602
FHLMC^	0.11	11/08/2011	50,000,000	49,984,875
FHLMC^	0.11	11/14/2011	30,000,000	29,990,375
FHLMC^	0.12	10/31/2011	100,000,000	99,969,667
FHLMC^	0.14	12/12/2011	55,187,000	55,158,456
FHLMC^	0.15	08/16/2011	113,429,000	113,421,438
FHLMC^	0.15	10/04/2011	25,500,000	25,493,200
FHLMC±	0.16	09/26/2011	50,000,000	49,999,604
FHLMC^	0.16	08/09/2011	96,031,000	96,027,159
FHLMC±	0.17	05/11/2012	150,000,000	149,941,667
FHLMC^	0.17	08/08/2011	113,429,000	113,424,809
FHLMC^	0.17	08/22/2011	94,000,000	93,990,130
FHLMC^	0.17	09/19/2011	50,000,000	49,988,090
FHLMC^	0.18	09/26/2011	179,334,000	179,283,786
FHLMC	3.63	09/16/2011	125,675,000	126,227,340
FHLMC	5.50	09/15/2011	6,010,000	6,049,179
FNMA^	0.05	10/11/2011	225,000,000	224,965,486
FNMA^	0.06	11/07/2011	50,000,000	49,991,833
FNMA^	0.06	11/08/2011	200,000,000	199,967,000
FNMA^	0.06	11/28/2011	100,000,000	99,980,167
FNMA^	0.08	08/08/2011	125,000,000	124,997,424
FNMA^	0.08	09/07/2011	76,454,000	76,446,619
FNMA^	0.08	10/12/2011	240,780,000	240,736,989
FNMA^	0.09	10/05/2011	122,360,000	122,332,245
FNMA±	0.10	08/11/2011	150,000,000	149,997,931
FNMA^	0.11	08/22/2011	150,000,000	149,987,750
FNMA^	0.11	08/23/2011	200,000,000	199,985,333
FNMA^	0.11	09/22/2011	50,000,000	49,992,056
FNMA^	0.11	11/01/2011	195,000,000	194,945,183
FNMA^	0.11	11/02/2011	50,000,000	49,985,792
FNMA^	0.11	11/09/2011	31,230,000	31,220,458
FNMA^	0.11	11/14/2011	35,000,000	34,988,771
FNMA^	0.11	12/12/2011	55,000,000	54,977,649
FNMA^	0.12	08/03/2011	200,000,000	199,997,944

10	Wells Fargo Advantage Government Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Government Agency Debt (continued)
FNMA^	0.12%	09/26/2011	$54,800,000	$54,789,771
FNMA^	0.13	09/27/2011	82,200,000	82,183,081
FNMA^	0.14	08/25/2011	225,000,000	224,977,500
FNMA^	0.14	10/19/2011	150,000,000	149,952,271
FNMA^	0.17	08/17/2011	21,582,000	21,580,273
FNMA^	0.17	08/24/2011	150,000,000	149,982,750
FNMA^	0.17	09/21/2011	88,000,000	87,978,807
FNMA^	0.17	09/28/2011	204,840,000	204,780,943
FNMA	1.16	09/08/2011	10,000,000	10,009,963
FNMA	3.63	08/15/2011	25,988,000	26,022,620

Total Government Agency Debt (Cost $10,979,109,078)				10,979,109,078

Other Notes: 4.92%

Corporate Bonds and Notes: 4.92%
American Express Bank FSB±	1.17	12/09/2011	50,000,000	50,175,619
Bank of America Corporation±	0.55	04/30/2012	146,835,000	147,215,593
Bank of America Corporation±	1.07	12/02/2011	84,268,000	84,516,830
Citibank NA±	0.30	05/07/2012	39,970,000	39,992,036
Citibank NA	1.25	09/22/2011	35,367,000	35,423,753
Citibank NA	1.38	08/10/2011	139,046,000	139,084,666
Citigroup Funding Incorporated±	0.55	03/30/2012	12,315,000	12,343,213
Citigroup Funding Incorporated±	0.58	04/30/2012	21,485,000	21,545,151
General Electric Capital Corporation±	0.22	05/08/2012	60,045,000	60,057,255
General Electric Capital Corporation±	0.32	04/24/2012	5,000,000	65,053,621
General Electric Capital Corporation±	0.42	06/01/2012	96,100,000	96,296,659
General Electric Capital Corporation±	0.45	03/12/2012	50,000,000	50,075,591
General Electric Capital Corporation±	1.18	12/09/2011	50,000,000	50,174,937
Goldman Sachs Group Incorporated±	0.52	11/09/2011	146,705,000	146,833,590
HSBC USA Incorporated	3.13	12/16/2011	156,980,000	158,725,102
JPMorgan Chase & Company±	0.48	06/15/2012	125,000,000	125,300,368
JPMorgan Chase & Company	3.13	12/01/2011	9,535,000	9,628,648
Morgan Stanley±	0.55	02/10/2012	10,000,000	10,017,187
Morgan Stanley	2.00	09/22/2011	30,925,000	31,007,695

Total Other Notes (Cost $1,333,467,514)				1,333,467,514

Repurchase Agreements(z): 39.25%
Bank of America NA, dated 07/29//2011, maturity value $1,000,012,500(1)	0.15	08/01/2011	1,000,000,000	1,000,000,000
Barclays Capital Incorporated, dated 07/29/2011, maturity value $1,045,014,804(2)	0.17	08/01/2011	1,045,000,000	1,045,000,000
BNP Paribas Securities, dated 07/29/2011, maturity value $1,750,029,167(3)	0.20	08/01/2011	1,750,000,000	1,750,000,000
Citibank NA, dated 07/29/2011, maturity value $100,018,333(4)	0.22	08/01/2011	1,000,000,000	1,000,000,000
Citigroup Global Markets, dated 07/29/2011, maturity value $500,009,167(5)	0.22	08/01/2011	500,000,000	500,000,000
Deutsche Bank Securities, dated 07/29/2011, maturity value $1,254,420,907(6)	0.20	08/01/2011	1,254,400,000	1,254,400,000
Goldman Sachs & Company, dated 07/29/2011, maturity value $650,010,833(7)	0.20	08/01/2011	650,000,000	650,000,000
HSBC Securities, dated 07/29/2011, maturity value $538,406,730(8)	0.15	08/01/2011	538,400,000	538,400,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Government Money Market Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Repurchase Agreements (continued)
JPMorgan Securities, dated 07/29/2011, maturity value $500,008,333(9)	0.20%	08/01/2011	$500,000,000	$500,000,000
Merrill Lynch Pierce Fenner & Smith Incorporated, dated 07/29/2011, maturity value $100,001,417(10)	0.17	08/01/2011	100,000,000	100,000,000
Morgan Stanley & Company, dated 07/29/2011, maturity value $100,001,667(11)	0.20	08/01/2011	100,000,000	100,000,000
RBC Capital Markets, dated 07/29/2011, maturity value $150,002,500(12)	0.20	08/01/2011	150,000,000	150,000,000
RBS Securities Incorporated, dated 07/29/2011, maturity value $1,000,016,667(13)	0.20	08/01/2011	1,000,000,000	1,000,000,000
Societe Generale, dated 07/29/2011, maturity value $750,012,500(14)	0.20	08/01/2011	750,000,000	750,000,000
UBS Securities LLC, dated 07/29/2011, maturity value $314,455,503(15)	0.21	08/01/2011	314,450,000	314,450,000

Total Repurchase Agreements (Cost $10,652,250,000)				10,652,250,000

	Yield

Treasury Debt: 0.92%
US Treasury Bill	0.05	08/04/2011	250,000,000	249,998,750

Total Treasury Debt (Cost $249,998,750)				249,998,750

Total Investments in Securities
(Cost $24,260,454,602)*	89.40%	24,260,454,602
Other Assets and Liabilities, Net	10.60	2,876,152,258

Total Net Assets	100.00%	$27,136,606,860

(z)	Collateralized by:

(1)	U.S. government securities, 2.72% to 6.50%, 4/1/2018 to 7/1/2039, market value including accrued interest is $1,030,000,000.

(2)	U.S. government securities, 3.50% to 5.00%, 11/1/2025 to 7/1/2041, market value including accrued interest is $1,076,350,001.

(3)	U.S. government securities, 0.00% to 6.50%, 8/1/2021 to 8/1/2041, market value including accrued interest is $1,802,500,000.

(4)	U.S. government securities, 3.00% to 9.00%, 9/1/2011 to 11/1/2049, market value including accrued interest is $1,030,000,000.

(5)	U.S. government securities, 2.375% to 6.50%, 12/1/2017 to 7/1/2041, market value including accrued interest is $515,000,000.

(6)	U.S. government securities, 1.00% to 5.50%, 4/30/2012 to 8/1/2041, market value including accrued interest is $1,290,301,877.

(7)	U.S. government securities, 2.96% to 6.00%, 8/1/2037 to 5/1/2041, market value including accrued interest is $669,500,001.

(8)	U.S. government securities, 0.00% to 7.125%, 8/31/2011 to 2/15/2023, market value including accrued interest is $549,169,988.

(9)	U.S. government securities, 4.00% to 7.00%, 2/1/2031 to 7/1/2041, market value including accrued interest is $515,004,373.

(10)	U.S. government securities, 3.37% to 6.00%, 6/1/2036 to 5/1/2041, market value including accrued interest is $103,000,000.

(11)	U.S. government securities, 4.50% to 6.00%, 9/1/2040 to 12/1/2048, market value including accrued interest is $103,000,000.

(12)	U.S. government securities, 3.50% to 5.00%, 8/1/2026 to 6/20/2040, market value including accrued interest is $154,500,000.

(13)	U.S. government securities, 3.00% to 6.50%, 9/1/2013 to 7/1/2041, market value including accrued interest is $1,030,003,962.

(14)	U.S. government securities, 2.00% to 6.50%, 9/1/2013 to 2/1/2041, market value including accrued interest is $772,500,000.

(15)	U.S. government securities, 3.50% to 5.50%, 9/1/2024 to 8/1/2041, market value including accrued interest is $323,883,501.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

^	Zero coupon security. Rate represents yield to maturity.

±	Variable rate investments.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Government Money Market Fund	Statement of Assets and Liabilities—July 31, 2011 (Unaudited)

Assets
Investments
Investments in unaffiliated securities, at amortized cost	$13,608,204,602
Investments in repurchase agreements, at amortized cost	10,652,250,000

Total investments, at amortized cost	24,260,454,602
Cash	2,871,904,038
Receivable for Fund shares sold	256,193
Receivable for interest	7,682,396
Receivable from adviser	2,607,622

Total assets	27,142,904,851

Liabilities
Dividends payable	138,098
Payable for Fund shares redeemed	289,445
Distribution fees payable	33,986
Due to other related parties	3,140,038
Custodian and accounting fees payable	602,669
Shareholder report expenses payable	338,717
Shareholder servicing fees payable	1,504,105
Accrued expenses and other liabilities	250,933

Total liabilities	6,297,991

Total net assets	$27,136,606,860

NET ASSETS CONSIST OF
Paid-in capital	$27,136,460,457
Overdistributed net investment income	(27,043)
Accumulated net realized gains on investments	173,446

Total net assets	$27,136,606,860

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$946,442,970
Shares outstanding – Class A	946,444,661
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$525,860,000
Shares outstanding – Administrator Class	525,858,356
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$19,558,156,663
Shares outstanding – Institutional Class	19,558,143,267
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$5,984,936,881
Shares outstanding – Service Class	5,984,868,103
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$121,210,346
Shares outstanding – Sweep Class	121,209,288
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended July 31, 2011 (Unaudited)	Wells Fargo Advantage Government Money Market Fund	13

Investment income
Interest	$20,154,346

Expenses
Advisory fee	13,612,815
Administration fees
Fund level	4,827,680
Class A	1,073,340
Administrator Class	257,930
Institutional Class	7,786,369
Service Class	3,687,747
Sweep Class	134,021
Shareholder servicing fees
Class A	1,110,785
Administrator Class	257,698
Service Class	7,665,069
Sweep Class	152,296
Distribution fees
Sweep Class	213,214
Custody and accounting fees	646,099
Professional fees	19,749
Registration fees	28,795
Shareholder report expenses	72,845
Trustees’ fees and expenses	6,252
Other fees and expenses	295,103

Total expenses	41,847,807
Less: Fee waivers and/or expense reimbursements	(23,065,417)

Net expenses	18,782,390

Net investment income	1,371,956
Net realized gains on investments	504,695

Net increase in net assets resulting from operations	$1,876,651

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Government Money Market Fund	Statements of Changes in Net Assets

	Six Months Ended July 31, 2011 (Unaudited)		Year Ended January 31, 2011[1]		Year Ended February 28, 2010

Operations
Net investment income		$1,371,956		$6,880,736		$27,921,421
Net realized gains (losses) on investments		504,695		(173,048)		43,897

Net increase in net assets resulting from operations		1,876,651		6,707,688		27,965,318

Distributions to shareholders from
Net investment income
Class A		(48,790)		(90,131)		(91,755)
Administrator Class		(25,793)		(57,540)		(315,227)
Institutional Class		(983,968)		(6,281,889)		(26,978,458)
Service Class		(307,313)		(441,454)		(535,979)
Sweep Class		(6,092)		(9,722)[2]		NA
Net realized gains
Class A		0		(362)		(1,173)
Administrator Class		0		(185)		(1,273)
Institutional Class		0		(7,100)		(25,269)
Service Class		0		(1,640)		(6,849)
Sweep Class		0		(52)[2]		NA

Total distributions to shareholders		(1,371,956)		(6,890,075)		(27,955,983)

	Shares		Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,038,005,199	1,038,005,199	1,799,814,679	1,799,814,679	372,562,738	372,562,738
Administrator Class	2,652,748,122	2,652,748,122	7,166,336,947	7,166,336,947	6,962,786,773	6,962,786,773
Institutional Class	71,937,749,329	71,937,749,329	149,069,477,734	149,069,477,734	151,931,715,902	151,931,715,902
Service Class	19,153,416,589	19,153,416,589	35,059,498,304	35,059,498,304	31,167,330,727	31,167,330,727
Sweep Class	334,716,411	334,716,411	347,512,112 [2]	347,512,112 [2]	NA	NA

		95,116,635,650		193,442,639,776		190,434,396,140

Reinvestment of distributions
Class A	47,569	47,569	88,954	88,954	91,388	91,388
Administrator Class	10,992	10,992	26,226	26,226	168,503	168,503
Institutional Class	436,422	436,422	2,809,820	2,809,820	13,377,226	13,377,226
Service Class	18,839	18,839	36,315	36,315	65,367	65,367
Sweep Class	6,092	6,092	9,774 [2]	9,774 [2]	NA	NA

		519,914		2,971,089		13,702,484

Payment for shares redeemed
Class A	(1,170,499,558)	(1,170,499,558)	(2,006,438,358)	(2,006,438,358)	(697,095,949)	(697,095,949)
Administrator Class	(2,674,186,191)	(2,674,186,191)	(7,407,543,227)	(7,407,543,227)	(7,954,771,554)	(7,954,771,554)
Institutional Class	(72,140,705,949)	(72,140,705,949)	(151,297,225,953)	(151,297,225,953)	(173,677,551,165)	(173,677,551,165)
Service Class	(18,989,290,978)	(18,989,290,978)	(33,933,581,717)	(33,933,581,717)	(32,914,867,678)	(32,914,867,678)
Sweep Class	(341,305,607)	(341,305,607)	(389,336,456)[2]	(389,336,456)[2]	NA	NA

		(95,315,988,283)		(195,034,125,711)		(215,244,286,346)

Net asset value of shares issued in acquisitions
Class A	0	0	507,981,859	507,924,424	0	0
Institutional Class	0	0	1,324,050,351	1,323,902,436	0	0
Service Class	0	0	99,516,216	99,469,544	0	0
Sweep Class	0	0	169,606,962	169,618,707	NA	NA

		0		2,100,915,111		0

Net increase (decrease) in net assets resulting from capital share transactions		(198,832,719)		512,400,265		(24,796,187,722)

Total increase (decrease) in net assets		(198,328,024)		512,217,878		(24,796,178,387)

Net assets
Beginning of period		27,334,934,884		26,822,717,006		51,618,895,393

End of period		$27,136,606,860		$27,334,934,884		$26,822,717,006

Undistributed (overdistributed) net investment income		$(27,043)		$(27,043)		$31,023

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Class commenced operations on June 30, 2010.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Government Money Market Fund	15

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]	Year Ended February 28,
Class A			2010	2009	2008	2007	2006[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04	0.05	0.03
Net realized gains (losses) on investments	0.00 [3]	(0.00)[3]	0.00 [3]	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04	0.05	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)	(0.05)	(0.03)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	1.22%	4.38%	4.61%	2.78%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.58%	0.65%	0.64%	0.64%	0.64%	0.65%
Net expenses	0.14%	0.22%	0.28%	0.64%	0.64%	0.64%	0.65%
Net investment income	0.01%	0.01%	0.01%	1.29%	4.39%	4.57%	3.13%
Supplemental data
Net assets, end of period (000’s omitted)	$946,443	$1,078,873	$777,462	$1,101,904	$1,921,647	$2,866,700	$1,224,209

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the eleven months ended February 28, 2006. The Fund changed its fiscal year end from March 31 to February 28, effective February 28, 2006.

3.	Amount represents less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Government Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]	Year Ended February 28,
Administrator Class			2010	2009	2008	2007	2006[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04	0.05	0.03
Net realized gains (losses) on investments	0.00 [3]	(0.00)[3]	0.00 [3]	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04	0.05	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)	(0.05)	(0.03)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.02%	1.50%	4.68%	4.92%	3.05%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.35%	0.39%	0.37%	0.37%	0.37%	0.38%
Net expenses	0.14%	0.21%	0.28%	0.36%	0.35%	0.35%	0.35%
Net investment income	0.01%	0.01%	0.03%	1.42%	4.55%	4.82%	3.33%
Supplemental data
Net assets, end of period (000’s omitted)	$525,860	$547,278	$788,478	$1,780,294	$1,944,435	$1,179,768	$876,234

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the eleven months ended February 28, 2006. The Fund changed its fiscal year end from March 31 to February 28, effective February 28, 2006.

3.	Amount represents less than $0.005.

4.	Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Government Money Market Fund	17

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]	Year Ended February 28,
Institutional Class			2010	2009	2008	2007	2006[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04	0.05	0.03
Net realized gains (losses) on investments	0.00 [3]	(0.00)[3]	0.00 [3]	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04	0.05	0.03
Distributions to shareholders
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)	(0.05)	(0.03)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.03%	0.08%	1.65%	4.83%	5.07%	3.19%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.23%	0.27%	0.26%	0.25%	0.25%	0.26%
Net expenses	0.14%	0.20%	0.21%	0.22%	0.20%	0.20%	0.20%
Net investment income	0.01%	0.03%	0.10%	1.42%	4.54%	5.00%	3.45%
Supplemental data
Net assets, end of period (000’s omitted)	$19,558,157	$19,760,296	$20,661,470	$42,393,921	$23,265,323	$7,766,684	$4,508,755

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the eleven months ended February 28, 2006. The Fund changed its fiscal year end from March 31 to February 28, effective February 28, 2006.

3.	Amount represents less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Government Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]	Year Ended February 28,
Service Class			2010	2009	2008	2007	2006[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04	0.05	0.03
Net realized gains (losses) on investments	0.00 [3]	(0.00)[3]	0.00 [3]	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04	0.05	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)	(0.05)	(0.03)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	1.35%	4.52%	4.76%	2.91%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.52%	0.56%	0.54%	0.54%	0.54%	0.55%
Net expenses	0.14%	0.22%	0.28%	0.51%	0.50%	0.50%	0.50%
Net investment income	0.01%	0.01%	0.01%	1.31%	4.42%	4.66%	3.13%
Supplemental data
Net assets, end of period (000’s omitted)	$5,984,937	$5,820,697	$4,595,307	$6,342,777	$6,350,025	$5,656,867	$5,350,480

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the eleven months ended February 28, 2006. The Fund changed its fiscal year end from March 31 to February 28, effective February 28, 2006.

3.	Amount represents less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Government Money Market Fund	19

(For a share outstanding throughout each period)

Sweep Class	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	(0.00)[2]

Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.00%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.94%
Net expenses	0.14%	0.22%
Net investment income	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$121,210	$127,791

1.	For the period from June 30, 2010 (commencement of class operation) to January 31, 2011.

2.	Amount represents less than $0.005.

3.	Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Government Money Market Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Government Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of January 31, 2011, the Fund had estimated net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $329,732 with $10,880 expiring in 2016, $134,086 expiring in 2017 and $184,766 expiring in 2019.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Government Money Market Fund	21

As of January 31, 2011, the Fund had $1,511 of current year deferred post-October capital losses, which would be treated as realized for tax purposes on the first day of the succeeding year.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Fund’s Portfolio of Investments.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the

22	Wells Fargo Advantage Government Money Market Fund	Notes to Financial Statements (Unaudited)

Fund to the adviser. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets for Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. ACQUISITIONS

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen U.S. Government Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen U.S. Government Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund at an exchange ratio of 1.00 for each class. Shareholders holding Class A and Class S shares of Evergreen U.S. Government Money Market Fund received Class A and Sweep Class shares, respectively, of the Fund in the reorganization. Shareholders holding Class IS, Class I, Class IN, and Class P shares of Evergreen Institutional U.S. Government Money Market Fund received Service Class, Institutional Class, Institutional Class and Service Class shares, respectively, of the Fund in the reorganization. The investment portfolio of Evergreen U.S. Government Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund with fair values of $677,045,951 and $1,421,726,121, respectively, and amortized costs of $677,045,951and $1,421,726,121, respectively, at July 9, 2010, were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen U.S. Government Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund were carried forward to align ongoing

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Government Money Market Fund	23

reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired, and number of shares issued were as follows:

Acquired Fund	Value of Net Assets Acquired	Number of Shares Issued
Evergreen U.S. Government Money Market Fund	$677,543,131	507,981,859	Class A
		169,606,962	Sweep Class
Evergreen Institutional U.S. Government Money Market Fund	$1,423,371,980	99,516,216	Service Class
		1,324,050,351	Institutional Class

The aggregate net assets of the Fund immediately before and after the acquisitions were $25,563,224,306 and $27,664,139,417, respectively. Assuming the acquisitions had been completed March 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$7,686,752
Net realized losses on investments	$(179,078)
Net increase in net assets resulting from operations	$7,507,674

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of July 31, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

24	Wells Fargo Advantage Government Money Market Fund	Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

Other Information (Unaudited)	Wells Fargo Advantage Government Money Market Fund	25

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

26	Wells Fargo Advantage Government Money Market Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

Other Information (Unaudited)	Wells Fargo Advantage Government Money Market Fund	27

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

100% Treasury Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Money Market Fund, Prime Investment Money Market Fund and Treasury Plus Money Market Fund

(Not all of the funds described in this Board considerations section are part of this shareholder report. This shareholder report only relates to Government Money Market Fund.)

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the 100% Treasury Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Money Market Fund, Prime Investment Money Market Fund and Treasury Plus Money Market Fund (collectively, the “Funds”); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for each of the Funds. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to each Fund specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for each of the Funds as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for each of the Funds was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital

28	Wells Fargo Advantage Government Money Market Fund	Other Information (Unaudited)

Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by Funds Management and Wells Capital Management.

Fund performance and expenses

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that were determined by Lipper Inc. (“Lipper”) to be similar to the Funds, and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of each of the Funds was higher than or in range of the median performance of the Universe for the periods under review, except for the Money Market Fund (Class B).

The Board received and considered information regarding each Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to each Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in a Fund’s Expense Group. The Board noted that the net operating expense ratios of the Service Class, Administrator Class, Institutional Class and Select Class of each of the Funds were in range of each Fund’s respective Expense Group’s median net operating expense ratio, except for the 100% Treasury Money Market Fund (Service Class). The Board also noted that the net operating expense ratios of the Class A and Sweep Class of each of the Funds, the Money Market Fund (A, B, C, Daily and Investor Classes) were higher than each Fund’s respective Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Funds’ administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rates”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”).

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in each Fund’s Expense Group median. The Board noted that the Advisory Agreement Rates for the Class A, Service Class, Administrator Class, Institutional Class and Select Class of each of the Funds were in range of each Fund’s respective Expense Group, except for the 100% Treasury Money Market Fund (Administrator Class). The Board noted that the Advisory Agreement Rates for the Sweep Class of each of the Funds was not appreciably higher than the median rate of each Fund’s Expense Group, except for the 100% Treasury Money Market Fund. The Board also noted that the Advisory Agreement Rates for the Money Market Fund (Class B, Class C, Daily Class and Investor Class) were higher than the median rate of the Expense Group. The Board noted that the Net Advisory Rates for the Service Class, Administrator Class, Institutional Class and Select Class of each of the Funds were in range of each Fund’s respective Expense Group. The Board also noted that the Net Advisory Rates for the Class A and Sweep Class of each of the Funds and the Money Market Fund (Class B, Class C, Daily Class and Investor Class) were higher than each Fund’s respective Expense Group. The Board further noted that Funds Management had agreed to continue and, in certain instances, reduce contractual fee cap arrangements for the Funds designed to lower the Funds’ expenses.

Other Information (Unaudited)	Wells Fargo Advantage Government Money Market Fund	29

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

In each case, the Board determined that the Advisory Agreement Rates for the Funds, both with and without administration fee rates and before and after waivers, were acceptable in light of the Funds’ Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of each Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Funds to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to any of the Funds, individually or in the aggregate, was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in each Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rates of the Funds (as a percentage of Fund assets) as the Funds grow in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Funds. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Funds and receives certain compensation for those services. The Board noted that the Funds pay sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Funds’ shares, including the multiple channels through which the Funds’ shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that

30	Wells Fargo Advantage Government Money Market Fund	Other Information (Unaudited)

have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage Government Money Market Fund	31

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
RIB	— Residual Interest Bond
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.

204799 09-11 SA303/SAR303 7-11

Wells Fargo Advantage

Heritage Money Market Fund

Semi-Annual Report

July 31,2011

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The views expressed and any forward-looking statements are as of July 31, 2011, unless otherwise noted and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $221 billion in assets under management, as of July 31, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM , Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM , Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM , Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Heritage Money Market Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Dear Valued Shareholder,

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Heritage Money Market Fund for the six-month period that ended July 31, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We believe this change will give you more convenient access to your fund data.

The period began modestly as improving economic optimism generally shifted investors toward equities and riskier assets and away from U.S. Treasuries and lower-yielding fixed-income securities. Returns from fixed income were modest in the opening months of 2011 but were generally still positive as U.S. Treasury yields incrementally climbed higher. But after the slow start, bond prices once again strongly improved, sparked by a sharp decline in U.S. Treasury prices in April that carried into May. Late in the period, lower-rated bonds declined in price more than the higher credit-quality tiers but not enough to outweigh the stronger performance from lower-rated securities during the period. Lower-quality and longer-maturity fixed-income securities generally outperformed higher-quality and shorter-maturity securities over the full period.

The activity within the broader bond market also resonated with money market participants. As the economic and credit environment reverberated from the ongoing sovereign debt concerns and softening economic data, many participants continued to balance a need for stability and desire for higher yields. The result has been good demand for domestic commercial paper and certificate of deposits. Also, in spite of all the discussion about sovereign debt, many money market participants continue to maintain some exposures to foreign banks based on the quality of their fundamentals. By focusing more on the fundamentals and taking a more selective approach to the short-term security market helped the markets avoid the severe yield volatility or significant flight-to-quality experienced during the spring of 2010, when the Greek sovereign debt crisis first emerged.

The global economic “recovery” hit a snag, but the end of 2011 could regain momentum.

The U.S. economic recovery that began in mid-2009 and gained further momentum throughout 2010, particularly during the fourth quarter, has failed to maintain that level of growth through the first seven months of 2011. For example, gross domestic product (GDP), the broadest measure of economic activity, grew at an annualized rate of 3.1% in the fourth quarter of 2010, only to slow dramatically during the first quarter of 2011. The latest revision to first-quarter GDP data during the period indicated that the economy grew at an annualized rate of 0.4% during the first quarter of 2011. While still positive, it’s a much slower pace of growth than experienced in the second half of 2010 and notably lower than consensus forecasts. Nevertheless, the advance estimate of second-quarter 2011 GDP, which was released on July 29, 2011, was 1.3%, suggesting that the U.S. economy continues to expand, though at a slow and uneven pace.

Jobs and housing remained troublesome.

The July 2011 unemployment rate in the U.S. was reported at 9.1%, down from 9.5% a year earlier but still notably higher than historical averages.
Unfortunately,

Letter to Shareholders

Wells Fargo Advantage Heritage Money Market Fund

3

the drop may be more attributable to a decline in the labor force than to a meaningful uptick in hiring. The level of job creation in 2011 has been trending below historical averages, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite some tentative late-year signs of stabilization. That said, persistent weakness in the labor and housing markets bears close watching in the months ahead.

Other economic data in the U.S. has been more encouraging, reflecting greater confidence in the sustainability of the expansion on the part of both consumers and businesses. Retail sales came in strong at certain points during the period and industrial production and new orders have picked up. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and information technology. Core inflation, which excludes volatile food and energy prices, remained benign.

The Federal Reserve believes the economic recovery will accelerate in future quarters.

With inflation subdued, the Federal Open Market Committee (FOMC) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0.00% to 0.25%. On June 22, 2011, in its final statement of the six-month period, the Federal Reserve (Fed) reiterated that the economic recovery “is proceeding at a moderate pace,” but that “recent labor market indicators have been weaker than anticipated.” It described the recent increase in inflation as temporary, suggesting that inflation pressures will ease going forward. While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

As recent headwinds subside, it is reasonable to expect markets to regain focus.

Now that it appears the debt ceiling has been increased and a U.S. default will be averted, money market participants and the broader bond market can get back to more fundamental and lasting concerns-chiefly, the economy. After avoiding short-term Treasuries in late July 2011, ahead of pending U.S. debt ceiling deadline, money market participants have returned to the U.S. short-term markets.1 Economic indicators released in the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory. Most indicators still point toward real GDP growth in the
2% to 3% range in the second half of 2011. While that is not enough to produce big employment gains, it might be sufficient to cause Treasury yields to retrace some of the late-July declines.

Don’t let short-term uncertainty derail long-term investment goals.

While
periods of uncertainty can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, Wells Fargo
Advantage Funds represents investments across a broad range of asset

1.
  Comments expressed that do not fall within the reporting period are as of August 2, 2011.

While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

Economic indicators released in
the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory.

4

Wells Fargo Advantage Heritage Money Market Fund

Letter to Shareholders

classes and investment styles with more than 110 mutual funds, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk.

In our opinion, diligent and earnest assessment of the fundamental characteristics of money market eligible securities will be a key differentiating factor between which investment strategies meet client expectations and which do not. At Wells Fargo Advantage Funds, we intend to continue the emphasis of principal preservation and high liquidity across our lineup of Wells Fargo Advantage Money Market Funds. In changing markets, we believe it is particularly important to have diligent investment analysts in charge of investor assets.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Performance Highlights (Unaudited)

Wells Fargo Advantage Heritage Money Market Fund

5

INVESTMENT OBJECTIVE

The Fund seeks current income, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

Laurie White

FUND INCEPTION

June 29, 1995

PORTFOLIO COMPOSITION[1] (AS OF JULY 31, 2011)

EFFECTIVE MATURITY DISTRIBUTION[1] (AS OF JULY 31,
2011)

  WEIGHTED AVERAGE
MATURITY[2]   (AS OF JULY 31,
2011)

16 Days

  WEIGHTED AVERAGE FINAL
MATURITY[3]   (AS OF JULY 31,
2011)

33 Days

1.
Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.
Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.
Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the Fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

6

Wells Fargo Advantage Heritage Money Market Fund

Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JULY 31, 2011)

Expense Ratios[5]

Inception Date

6 Months*

1 Year

5 Year

10 Year

Gross

Net[6]

Administrator Class (SHMXX)

06/29/1995

0.00

0.02

2.03

2.03

0.34%

0.34%

Institutional Class (SHIXX)

03/31/2000

0.04

0.11

2.17

2.20

0.22%

0.20%

Select Class (WFJXX)

06/29/2007

0.07

0.18

2.22

2.23

0.18%

0.13%

Service Class (WHTXX)**

06/30/2010

0.00

0.01

2.03

2.02

0.51%

0.43%

*
Returns for periods of less than one year are not annualized.

**
Service Class shares are closed to new investors.

  FUND YIELD
SUMMARY[6]   (AS OF JULY 31,
2011)

Administrator Class

Institutional Class

Select Class

Service Class

7-Day Current Yield

0.01%

0.01%

0.08%

0.01%

7-Day Compound Yield

0.01%

0.01%

0.08%

0.01%

30-Day Simple Yield

0.01%

0.01%

0.07%

0.01%

30-Day Compound Yield

0.01%

0.01%

0.07%

0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.

An investment in a money market fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

4.
Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Service Class shares prior to their inception reflects the performance of the Administrator
Class shares and includes the higher expenses that are applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

5.
Reflects the expense ratios as stated in the most recent prospectuses.

6.
The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating
Expenses After Fee Waiver, excluding certain expenses, at 0.35% for Administrator Class, 0.20% for Institutional Class, 0.13% for Select Class and 0.43% for Service Class. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.14)%, (0.02)%, 0.02% and (0.31)% for Administrator Class, Institutional Class, Select Class and Service Class, respectively.

Fund Expenses

Wells Fargo Advantage Heritage Money Market Fund

7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2011 to July 31, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the
“Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 02-01-2011

Ending Account Value 07-31-2011

Expenses Paid During the Period¹

Net Annual Expense Ratio

Administrator Class

Actual

$
1,000.00

$
1,000.05

$
1.29

0.26
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.51

$
1.30

0.26
%

Institutional Class

Actual

$
1,000.00

$
1,000.35

$
0.99

0.20
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.80

$
1.00

0.20
%

Select Class

Actual

$
1,000.00

$
1,000.69

$
0.64

0.13
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,024.15

$
0.65

0.13
%

Service Class

Actual

$
1,000.00

$
1,000.05

$
1.29

0.26
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.51

$
1.30

0.26
%

1.
Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8

Wells Fargo Advantage Heritage Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Certificates of Deposit: 24.89%

Banco Del Estado De Chile

0.21
%

08/04/2011

$
67,000,000

$
67,000,000

Bank of Montreal

0.11

08/23/2011

146,000,000

146,000,000

Bank of Montreal

0.12

08/24/2011

109,000,000

109,000,000

Bank of Montreal

0.12

08/26/2011

71,000,000

71,000,000

Bank of Nova Scotia±

0.22

08/09/2011

32,000,000

32,000,000

Barclays Bank plc (New York)±

0.74

08/12/2011

173,000,000

173,000,000

Barclays Bank plc (New York)±

0.59

04/16/2012

101,000,000

101,000,000

Barclays Bank plc (New York)±

0.65

01/17/2012

262,000,000

262,000,000

Barclays Bank plc (New York)±

0.69

10/24/2011

86,000,000

86,000,000

BNP Paribas

0.13

08/01/2011

587,650,000

587,650,000

Commerzbank (London)

0.15

08/01/2011

561,000,000

561,000,000

Credit Agricole

0.16

08/01/2011

520,000,000

520,000,000

Credit Agricole

0.23

08/12/2011

78,000,000

78,000,000

Credit Agricole

0.23

08/15/2011

121,000,000

121,000,000

Credit Industriel et Commercial

0.11

08/01/2011

203,000,000

203,000,000

Credit Suisse (New York)±

0.25

09/02/2011

163,000,000

163,001,252

DG Bank (New York)

0.23

08/15/2011

235,000,000

235,000,000

Groupe BPCE

0.13

08/01/2011

561,000,000

561,000,000

KBC Bank NV Brussels

0.15

08/01/2011

476,000,000

476,000,000

National Bank of Canada±

0.35

09/21/2011

126,000,000

126,000,000

National Bank of Canada±

0.36

10/07/2011

224,000,000

224,000,000

Natixis (New York)±

0.34

08/15/2011

155,000,000

155,001,857

Natixis (New York)±

0.50

08/08/2011

224,000,000

224,000,000

Nordea Bank Finland plc±

0.55

10/14/2011

38,970,000

38,993,666

Nordea Bank Finland plc±

0.55

10/20/2011

25,000,000

25,020,757

Nordea Bank Funding plc

0.15

09/14/2011

111,000,000

111,000,000

Nordea Bank Funding plc

0.15

09/19/2011

113,000,000

113,000,000

Norinchukin Bank

0.15

08/01/2011

128,000,000

128,000,000

Norinchukin Bank

0.15

08/02/2011

216,000,000

216,000,000

Rabobank Nederland NV±

0.27

12/06/2011

131,000,000

131,000,000

Rabobank Nederland NV±

0.27

01/10/2012

147,000,000

147,000,000

Rabobank Nederland NV

0.27

10/21/2011

108,000,000

108,000,000

Rabobank Nederland NV

0.28

04/24/2012

248,000,000

247,990,792

Rabobank Nederland NV±

0.29

08/08/2011

100,000,000

100,002,401

Royal Bank of Scotland plc±

0.44

10/31/2011

317,000,000

317,000,000

Royal Bank of Scotland plc±

0.47

09/13/2011

251,000,000

251,000,000

Skandinaviska Enskilda Banken AB

0.20

09/15/2011

122,000,000

122,000,000

Skandinaviska Enskilda Banken AB

0.20

09/19/2011

56,000,000

56,000,000

Skandinaviska Enskilda Banken AB

0.24

09/01/2011

228,000,000

228,000,000

Societe Generale (New York)

0.51

08/12/2011

245,000,000

245,000,000

Sumitomo Trust & Banking Corporation

0.14

08/03/2011

464,000,000

464,000,000

Sumitomo Trust & Banking Corporation

0.15

08/02/2011

246,000,000

246,000,000

Sumitomo Trust & Banking Corporation

0.15

08/04/2011

65,000,000

65,000,000

Svenska Handsbanken AB

0.17

08/04/2011

75,000,000

75,000,031

Toronto-Dominion Bank

0.12

08/19/2011

120,000,000

120,000,000

Toronto-Dominion Bank

0.12

08/22/2011

102,000,000

102,000,000

Toronto-Dominion Bank

0.17

08/02/2011

27,000,000

27,000,045

Toronto-Dominion Bank±

0.27

01/12/2012

167,000,000

167,000,000

Total Certificates of Deposit (Cost $9,132,660,801)

9,132,660,801

Portfolio of Investments—July 31, 2011 (Unaudited)

Wells Fargo Advantage Heritage Money Market Fund

9

Security Name

Interest Rate

Maturity Date

Principal

Value

Commercial Paper: 40.93%

Asset-Backed Commercial Paper: 27.35%

Alpine Securitzation Corporation††^

0.13
%

08/19/2011

$
158,000,000

$
157,988,940

Alpine Securitzation Corporation††^

0.13

08/23/2011

25,000,000

24,997,861

Amsterdam Funding Corporation††^

0.15

08/25/2011

13,000,000

12,998,613

Amsterdam Funding Corporation††^

0.15

08/30/2011

53,000,000

52,993,169

Amsterdam Funding Corporation††^

0.22

08/22/2011

27,000,000

26,996,378

Antalis US Funding Corporation††^

0.00

08/01/2011

497,000,000

497,000,000

Arabella Finance LLC††^

0.38

08/08/2011

68,500,000

68,494,272

Argento Funding Companies Limited††^

0.17

08/24/2011

51,000,000

50,993,675

Argento Funding Companies Limited††^

0.19

08/04/2011

37,000,000

36,999,229

Argento Funding Companies Limited††^

0.21

09/07/2011

129,000,000

128,970,830

Argento Funding Companies Limited††^

0.21

09/09/2011

43,000,000

42,989,751

Argento Funding Companies Limited††^

0.22

08/11/2011

19,000,000

18,998,733

Argento Funding Companies Limited††^

0.23

08/09/2011

107,000,000

106,993,817

Argento Funding Companies Limited††^

0.23

08/17/2011

57,000,000

56,993,920

Argento Funding Companies Limited††^

0.29

08/08/2011

99,000,000

98,993,647

Argento Funding Companies Limited††^

0.19

08/22/2011

9,000,000

8,998,950

Aspen Funding Corporation††^

0.16

08/11/2011

19,000,000

18,999,050

Atlantic Asset Securitization Corporation††^

0.11

08/02/2011

91,000,000

90,999,444

Autobahn Funding Company LLC††^

0.00

08/01/2011

7,000,000

7,000,000

Autobahn Funding Company LLC††^

0.27

08/15/2011

29,000,000

28,996,729

Barton Capital Corporation††^

0.00

08/01/2011

634,652,000

634,652,000

Bryant Park Funding LLC††^

0.14

08/22/2011

136,813,000

136,801,029

CAFCO LLC††^

0.17

09/20/2011

7,000,000

6,998,347

Cancara Asset Securitization LLC††^

0.15

08/10/2011

20,000,000

19,999,150

Cancara Asset Securitization LLC††^

0.16

08/24/2011

60,000,000

59,993,483

Cancara Asset Securitization LLC††^

0.18

08/30/2011

93,000,000

92,985,766

Cancara Asset Securitization LLC††^

0.20

09/07/2011

35,100,000

35,092,424

Cancara Asset Securitization LLC††^

0.21

08/08/2011

84,000,000

83,996,080

Cancara Asset Securitization LLC††^

0.21

08/12/2011

44,000,000

43,996,908

Cancara Asset Securitization LLC††^

0.21

09/20/2011

96,000,000

95,972,000

Chariot Funding LLC††^

0.12

08/15/2011

206,227,000

206,216,209

Chariot Funding LLC††^

0.12

08/17/2011

7,000,000

6,999,596

Charta LLC††^

0.19

09/09/2011

23,000,000

22,995,266

Charta LLC††^

0.25

10/06/2011

13,000,000

12,994,042

Concord Minuteman Capital Company††^

0.36

08/09/2011

52,000,000

51,995,378

Concord Minuteman Capital Company††^

0.38

08/16/2011

32,000,000

31,994,667

Concord Minuteman Capital Company††^

0.38

08/17/2011

2,000,000

1,999,644

Concord Minuteman Capital Company††^

0.39

08/26/2011

53,000,000

52,985,278

Concord Minuteman Capital Company††^

0.39

08/29/2011

83,000,000

82,974,178

Concord Minutemen Capital Company††^

0.20

08/02/2011

175,000,000

174,998,056

CRC Funding LLC††^

0.16

09/21/2011

36,000,000

35,991,840

CRC Funding LLC††^

0.17

09/19/2011

4,000,000

3,999,074

Crown Point Capital Company††^

0.27

08/03/2011

121,000,000

120,997,311

Crown Point Capital Company††^

0.32

08/05/2011

71,000,000

70,996,844

Crown Point Capital Company††^

0.36

08/10/2011

48,000,000

47,995,200

Crown Point Capital Company††^

0.36

08/11/2011

49,000,000

48,994,556

Crown Point Capital Company††^

0.37

08/12/2011

39,000,000

38,995,233

Crown Point Capital Company††^

0.38

08/17/2011

38,000,000

37,993,244

Crown Point Capital Company††^

0.38

08/18/2011

70,000,000

69,986,778

Crown Point Capital Company††^

0.38

08/19/2011

22,000,000

21,995,600

10

Wells Fargo Advantage Heritage Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Asset-Backed Commercial Paper (continued)

Crown Point Capital Company††^

0.39
%

08/26/2011

$
14,000,000

$
13,996,111

Falcon Asset Securitization Corporation LLC††^

0.10

08/05/2011

69,371,000

69,369,998

Falcon Asset Securitization Corporation LLC††^

0.13

08/18/2011

18,000,000

17,998,810

Gemini Securitization Corporation LLC††^

0.15

08/03/2011

98,036,000

98,034,761

Gemini Securitization Corporation LLC††^

0.16

08/09/2011

74,040,000

74,037,038

Gemini Securitization Corporation LLC††^

0.17

08/04/2011

13,000,000

12,999,751

Govco LLC††^

0.21

08/22/2011

25,000,000

24,996,792

Grampian Funding LLC††^

0.17

08/16/2011

98,000,000

97,992,650

Grampian Funding LLC††^

0.17

08/17/2011

85,000,000

84,993,200

Grampian Funding LLC††^

0.17

08/25/2011

75,000,000

74,991,000

Grampian Funding LLC††^

0.23

08/15/2011

111,000,000

110,989,030

Grampian Funding LLC††^

0.24

08/10/2011

87,000,000

86,993,643

Grampian Funding LLC††^

0.34

09/02/2011

91,000,000

91,009,176

Grampian Funding LLC††^

0.23

08/11/2011

104,000,000

103,992,778

Jupiter Securitization Company LLC††^

0.12

08/15/2011

66,227,000

66,223,652

Jupiter Securitization Company LLC††^

0.12

08/17/2011

7,000,000

6,999,596

Jupiter Securitization Company LLC††^

0.13

08/12/2011

10,134,000

10,133,566

Kells Funding LLC††

0.30

12/16/2011

117,000,000

117,000,000

Kells Funding LLC±††

0.33

11/29/2011

246,000,000

246,000,000

Kells Funding LLC±††

0.34

02/21/2012

229,000,000

229,000,000

Legacy Capital Company LLC††^

0.37

08/12/2011

64,000,000

63,992,178

Legacy Capital Company LLC††^

0.39

08/26/2011

26,000,000

25,992,778

Lexington Parker Capital Company LLC††^

0.35

08/08/2011

47,000,000

46,996,344

Lexington Parker Capital Company LLC††^

0.36

08/11/2011

47,000,000

46,994,778

Lexington Parker Capital Company LLC††^

0.38

08/16/2011

65,000,000

64,989,167

Lexington Parker Capital Company LLC††^

0.38

08/19/2011

54,000,000

53,989,200

Lexington Parker Capital Company LLC††^

0.38

08/22/2011

58,000,000

57,986,467

Lexington Parker Capital Company LLC††^

0.38

08/23/2011

77,000,000

76,981,178

LMA Americas LLC††^

0.00

08/01/2011

570,000,000

570,000,000

LMA Americas LLC††^

0.22

08/16/2011

51,000,000

50,995,113

LMA Americas LLC††^

0.22

08/24/2011

8,000,000

7,998,824

LMA Americas LLC††^

0.24

08/30/2011

30,100,000

30,093,938

Matchpoint Master Trust††^

0.00

08/01/2011

414,000,000

414,000,000

Metlife Short Term Funding LLC††^

0.14

08/17/2011

24,000,000

23,998,400

Metlife Short Term Funding LLC††^

0.14

08/18/2011

93,000,000

92,993,413

Metlife Short Term Funding LLC††^

0.14

08/19/2011

16,000,000

15,998,800

Metlife Short Term Funding LLC††^

0.20

08/09/2011

15,000,000

14,999,233

Metlife Short Term Funding LLC††^

0.21

08/11/2011

37,500,000

37,497,604

Metlife Short Term Funding LLC††^

0.21

08/12/2011

23,000,000

22,998,384

Metlife Short Term Funding LLC††^

0.21

08/15/2011

30,000,000

29,997,317

Mont Blanc Capital Corporation††^

0.19

08/08/2011

32,000,000

31,998,631

Mont Blanc Capital Corporation††^

0.20

09/06/2011

131,063,000

131,035,477

Mont Blanc Capital Corporation††^

0.20

09/07/2011

16,000,000

15,996,547

Mont Blanc Capital Corporation††^

0.20

09/09/2011

12,000,000

11,997,270

Nieuw Amsterdam Receivables Corporation††^

0.15

08/03/2011

26,000,000

25,999,668

Nieuw Amsterdam Receivables Corporation††^

0.15

08/26/2011

40,000,000

39,995,556

Nieuw Amsterdam Receivables Corporation††^

0.17

08/04/2011

46,000,000

45,999,118

Nieuw Amsterdam Receivables Corporation††^

0.18

08/05/2011

15,000,000

14,999,633

Nieuw Amsterdam Receivables Corporation††^

0.18

08/16/2011

57,000,000

56,995,488

Nieuw Amsterdam Receivables Corporation††^

0.18

09/08/2011

27,000,000

26,994,870

Nieuw Amsterdam Receivables Corporation††^

0.18

09/22/2011

30,000,000

29,992,200

Portfolio of Investments—July 31, 2011 (Unaudited)

Wells Fargo Advantage Heritage Money Market Fund

11

Security Name

Interest Rate

Maturity Date

Principal

Value

Asset-Backed Commercial Paper (continued)

Nieuw Amsterdam Receivables Corporation††^

0.20
%

08/09/2011

$
37,000,000

$
36,998,191

Northern Pines Funding LLC††^

0.26

08/08/2011

49,000,000

48,997,142

Northern Pines Funding LLC††^

0.30

08/23/2011

101,000,000

100,980,866

Old Line Funding LLC††^

0.14

08/29/2011

32,000,000

31,996,516

Regency Markets #1 LLC††^

0.14

08/11/2011

23,000,000

22,999,042

Regency Markets #1 LLC††^

0.14

08/15/2011

114,275,000

114,268,334

Regency Markets #1 LLC††^

0.14

08/17/2011

62,000,000

61,995,867

Regency Markets #1 LLC††^

0.15

08/25/2011

127,000,000

126,986,453

Rhein-Main Security Limited††^

0.41

09/13/2011

29,159,000

29,144,372

Rheingold Securitization Limited††^

0.41

09/06/2011

64,218,000

64,191,028

Rheingold Securitization Limited††^

0.41

09/16/2011

76,900,000

76,858,730

Salisbury Receivables Company LLC††^

0.14

08/24/2011

7,000,000

6,999,329

Salisbury Receivables Company LLC††^

0.15

08/12/2011

14,750,000

14,749,279

Salisbury Receivables Company LLC††^

0.15

08/15/2011

7,000,000

6,999,564

Salisbury Receivables Company LLC††^

0.15

08/19/2011

20,000,000

19,998,400

Scaldis Capital LLC††^

0.00

08/01/2011

17,675,000

17,675,000

Scaldis Capital LLC††^

0.20

08/09/2011

28,000,000

27,998,631

Sheffield Receivables Corporation††^

0.17

09/21/2011

45,200,000

45,189,114

Sheffield Receivables Corporation††^

0.14

08/25/2011

9,000,000

8,999,100

Sheffield Receivables Corporation††^

0.15

08/15/2011

13,400,000

13,399,166

Sheffield Receivables Corporation††^

0.17

09/23/2011

3,000,000

2,999,249

Sheffield Receivables Corporation††^

0.17

09/26/2011

16,000,000

15,995,769

Sheffield Receivables Corporation††^

0.17

09/27/2011

55,000,000

54,985,196

Sheffield Receivables Corporation††^

0.18

10/03/2011

15,000,000

14,995,275

Solitaire Funding LLC††^

0.15

08/16/2011

25,000,000

24,998,333

Solitaire Funding LLC††^

0.15

08/18/2011

192,000,000

191,985,493

Solitaire Funding LLC††^

0.15

08/22/2011

15,000,000

14,998,600

Solitaire Funding LLC††^

0.15

08/23/2011

47,000,000

46,995,404

Solitaire Funding LLC††^

0.15

08/24/2011

19,000,000

18,998,058

Solitaire Funding LLC††^

0.15

08/25/2011

124,000,000

123,986,774

Solitaire Funding LLC††^

0.16

08/30/2011

38,000,000

37,994,796

Solitaire Funding LLC††^

0.20

09/09/2011

42,000,000

41,990,445

Solitaire Funding LLC††^

0.21

08/09/2011

62,000,000

61,996,693

Solitaire Funding LLC††^

0.21

09/02/2011

29,000,000

28,994,329

Solitaire Funding LLC††^

0.21

09/12/2011

14,000,000

13,996,570

Surrey Funding Corporation††^

0.14

08/09/2011

14,000,000

13,999,502

Surrey Funding Corporation††^

0.15

08/30/2011

8,000,000

7,998,969

Sydney Capital Corporation††^

0.30

08/10/2011

23,000,000

22,998,103

Sydney Capital Corporation††^

0.30

08/16/2011

13,000,000

12,998,267

Sydney Capital Corporation††^

0.34

09/12/2011

16,000,000

15,993,467

Tasman Funding Incorporated††^

0.16

08/11/2011

24,177,000

24,175,791

Tasman Funding Incorporated††^

0.18

08/16/2011

29,000,000

28,997,704

Tasman Funding Incorporated††^

0.18

08/18/2011

4,000,000

3,999,641

Tasman Funding Incorporated††^

0.18

08/24/2011

6,000,000

5,999,272

Tasman Funding Incorporated††^

0.20

08/08/2011

32,039,000

32,037,567

Tasman Funding Incorporated††^

0.23

08/17/2011

45,000,000

44,995,200

Thames Asset Global Securitization #1 Incorporated††^

0.14

08/10/2011

155,106,000

155,099,318

Thames Asset Global Securitization #1 Incorporated††^

0.15

08/12/2011

9,000,000

8,999,560

Thames Asset Global Securitization #1 Incorporated††^

0.15

08/17/2011

13,000,000

12,999,076

Thames Asset Global Securitization #1 Incorporated††^

0.15

08/18/2011

67,000,000

66,994,706

Thames Asset Global Securitization #1 Incorporated††^

0.16

08/23/2011

4,570,000

4,569,525

12

Wells Fargo Advantage Heritage Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Asset-Backed Commercial Paper (continued)

Thames Asset Global Securitization #1 Incorporated††^

0.16
%

08/25/2011

$
9,000,000

$
8,998,980

Versailles CDS LLC††^

0.20

08/05/2011

118,000,000

117,996,722

Windmill Funding Corporation††^

0.11

08/04/2011

15,000,000

14,999,813

Windmill Funding Corporation††^

0.12

08/03/2011

8,050,000

8,049,920

Windmill Funding Corporation††^

0.15

08/23/2011

60,000,000

59,994,133

Windmill Funding Corporation††^

0.15

08/30/2011

10,000,000

9,998,711

Windmill Funding Corporation††^

0.22

08/22/2011

45,000,000

44,993,963

Working Capital Management Company††^

0.15

08/03/2011

24,000,000

23,999,693

10,037,454,026

Financial Company Commerical Paper: 10.25%

ABN AMRO Funding USA LLC††^

0.18

08/15/2011

40,000,000

39,997,044

ABN AMRO Funding USA LLC††^

0.18

08/17/2011

87,000,000

86,992,653

ABN AMRO Funding USA LLC††^

0.18

08/19/2011

14,000,000

13,998,670

ABN AMRO Funding USA LLC††^

0.20

08/05/2011

49,000,000

48,998,639

ANZ National Limited±††

0.34

09/13/2011

120,000,000

120,000,000

ASB Finance Limited±††

0.35

12/02/2011

108,000,000

108,000,000

ASB Finance Limited±††

0.35

12/05/2011

107,000,000

107,000,000

ASB Finance Limited±††

0.35

09/02/2011

136,000,000

136,000,000

BNZ International Funding Limited††

0.15

08/10/2011

27,000,000

26,998,853

BNZ International Funding Limited±††

0.24

09/20/2011

17,500,000

17,494,167

BNZ International Funding Limited±††

0.34

10/07/2011

10,000,000

9,999,994

BNZ International Funding Limited±††

0.34

10/12/2011

44,000,000

44,000,436

BNZ International Funding Limited±††

0.35

01/06/2012

69,000,000

69,000,000

BNZ International Funding Limited±††

0.35

09/01/2011

104,000,000

104,000,364

Credit Suisse (New York)^

0.00

08/01/2011

146,000,000

146,000,000

Credit Suisse (New York)^

0.15

09/07/2011

68,000,000

67,989,517

ICICI Bank Limited^

0.64

09/16/2011

135,000,000

134,887,875

Nordea North America Incorporated^

0.15

09/15/2011

200,000,000

199,962,500

Nordea North America Incorporated^

0.15

09/22/2011

121,000,000

120,973,783

PB Financing Incorporated††^

0.00

08/01/2011

28,000,000

28,000,000

PB Financing Incorporated††^

0.33

08/03/2011

50,000,000

49,998,611

PB Financing Incorporated††^

0.45

08/10/2011

44,000,000

43,994,500

PB Financing Incorporated††^

0.47

08/22/2011

38,000,000

37,989,138

PB Financing Incorporated††^

0.47

08/29/2011

11,749,000

11,744,522

PB Financing Incorporated††^

0.49

09/08/2011

39,000,000

38,979,417

PB Financing Incorporated††^

0.49

09/09/2011

39,000,000

38,978,875

PB Financing Incorporated††^

0.50

09/16/2011

48,000,000

47,968,720

PB Financing Incorporated††^

0.50

09/19/2011

48,000,000

47,966,680

Prudential plc††^

0.20

08/18/2011

54,000,000

53,994,645

Prudential plc††^

0.21

09/08/2011

21,000,000

20,995,123

Prudential plc††^

0.23

09/06/2011

21,000,000

20,994,960

Prudential plc††^

0.23

09/12/2011

18,000,000

17,994,960

RBS Holdings USA Incorporated^

0.22

08/11/2011

135,000,000

134,991,000

Skandinaviska Enskilda Banken AB††^

0.23

08/29/2011

174,000,000

173,967,520

Skandinaviska Enskilda Banken AB††^

0.23

09/08/2011

144,000,000

143,963,520

Sumitomo Trust & Banking Corporation††^

0.00

08/01/2011

218,000,000

218,000,000

Suncorp-Metway Limited††^

0.26

08/03/2011

111,000,000

110,997,626

Suncorp-Metway Limited††^

0.36

08/09/2011

70,000,000

69,993,778

Suncorp-Metway Limited††^

0.39

09/08/2011

72,000,000

71,969,600

Suncorp-Metway Limited††^

0.39

09/12/2011

32,000,000

31,985,067

Portfolio of Investments—July 31, 2011 (Unaudited)

Wells Fargo Advantage Heritage Money Market Fund

13

Security Name

Interest Rate

Maturity Date

Principal

Value

Financial Company Commerical Paper (continued)

Swedbank AB^

0.11
%

08/02/2011

$
57,450,000

$
57,449,649

Swedbank AB^

0.18

08/03/2011

44,000,000

43,999,340

Swedbank AB^

0.20

08/04/2011

44,000,000

43,999,010

Swedbank AB^

0.23

08/08/2011

138,000,000

137,992,889

Swedbank AB^

0.24

08/09/2011

97,000,000

96,994,288

Swedbank AB^

0.24

08/10/2011

139,000,000

138,990,791

Westpac Securities NZ Limited±††

0.33

08/19/2011

114,000,000

114,000,000

Westpac Securities NZ Limited±††

0.34

10/13/2011

110,000,000

110,000,000

3,761,188,724

Other Commercial Paper: 3.33%

ACTS Retirement Life Communities Incorporated^

0.22

09/15/2011

6,000,000

5,998,350

Alaska Housing Finance Corporation^

0.20

08/15/2011

23,400,000

23,397,956

Caisse D’amortissement de la Dette Sociale††^

0.22

09/28/2011

128,000,000

127,954,631

Caisse D’amortissement de la Dette Sociale††^

0.22

10/03/2011

36,000,000

35,986,140

Caisse D’amortissement de la Dette Sociale††^

0.23

10/11/2011

214,000,000

213,900,817

EDF SA††^

0.12

08/05/2011

160,000,000

159,997,333

EDF SA††^

0.19

09/06/2011

96,000,000

95,981,760

EDF SA††^

0.19

09/07/2011

63,000,000

62,987,698

Erste Abwicklungsanstalt††^

0.19

08/08/2011

104,000,000

103,995,551

Erste Abwicklungsanstalt††^

0.25

09/07/2011

104,000,000

103,972,209

Erste Abwicklungsanstalt††^

0.25

09/14/2011

104,000,000

103,966,951

Louis Dreyfus Corporation^

0.00

08/01/2011

36,000,000

36,000,000

SBAB Bank AB††^

0.16

08/02/2011

23,000,000

22,999,796

SBAB Bank AB††^

0.20

08/03/2011

23,050,000

23,049,616

SBAB Bank AB††^

0.24

08/04/2011

25,000,000

24,999,333

SBAB Bank AB††^

0.27

09/01/2011

38,000,000

37,990,838

SBAB Bank AB††^

0.27

09/09/2011

40,000,000

39,987,650

1,223,166,629

Total Commercial Paper (Cost $15,021,809,379)

15,021,809,379

Municipal Bonds and Notes: 16.62%

Alabama: 0.90%

Variable Rate Demand Notes§: 0.90%

Lower Alabama Gas District Supply Revenue Series A (Utilities Revenue, Societe Generale LOC)

0.13

11/01/2027

85,500,000

85,500,000

Mobile AL Infirmary Health System Special Care Facilities Series A (Hospital Revenue, Bank of Nova Scotia LOC)

0.07

02/01/2040

23,700,000

23,700,000

Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue)

0.24

08/01/2027

211,751,000

211,751,000

  Tuscaloosa County AL IDA Tax Exempt Gulf Opportunity Zone Hunt Refining Project Series 2008-A (Energy Revenue, JPMorgan Chase Bank
LOC)

0.08

03/01/2027

10,000,000

10,000,000

330,951,000

Arizona: 0.02%

Variable Rate Demand Note§: 0.02%

Glendale AZ IDA Thunderbird Garvin School Series A (IDR, JPMorgan Chase Bank LOC)

0.10

07/01/2035

6,725,000

6,725,000

14	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

California: 3.30%

Other Municipal Debt: 0.46%
Los Angeles CA Department of Airport (Airport Revenue)	0.25%	08/05/2011	$25,000,000	$25,000,000
San Francisco CA City and County Public Utilities Commission (Miscellaneous Revenue)	0.19	08/03/2011	36,000,000	36,000,000
San Francisco CA City and County Public Utilities Commission (Miscellaneous Revenue)	0.17	09/12/2011	9,000,000	9,000,000
San Francisco CA City and County Public Utilities Commission (Miscellaneous Revenue)	0.17	10/03/2011	21,000,000	21,000,000
San Jose CA International Airport Series C-1 (Airport Revenue)	0.22	08/02/2011	19,422,000	19,422,000
San Jose CA International Airport Series C-2 (Airport Revenue)	0.22	08/02/2011	4,744,000	4,744,000
San Jose CA International Airport Series F (Airport Revenue)	0.20	08/02/2011	53,600,000	53,600,000

				168,766,000

Variable Rate Demand Notes§: 2.84%
ABAG Finance Authority for Nonprofit Corporation CA Marin Country Day School (Education Revenue, U.S. Bank NA LOC)	0.06	07/01/2037	18,175,000	18,175,000
Big Bear Lake CA Southwest Gas Corporation Project Series A (Utilities Revenue, KBC Bank NV LOC)	0.09	12/01/2028	36,000,000	36,000,000
California Series B-2 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.05	05/01/2040	45,000,000	45,000,000
California Educational Facilities Authority Saint Mary’s (Education Revenue, Bank of America NA LOC, NATL-RE Insured)	0.07	10/01/2043	3,940,000	3,940,000
California HFA Home Mortgage Revenue Series M (Housing Revenue, FNMA LOC)	0.07	08/01/2034	15,825,000	15,825,000
California HFA Program Series A (Housing Revenue, FNMA LOC)	0.05	08/01/2036	10,500,000	10,500,000
California HFFA Catholic Healthcare West Series H (Health Revenue, Citibank NA LOC)	0.06	07/01/2033	9,000,000	9,000,000
California HFFA Catholic Healthcare West Series H (Health Revenue, Bank of America NA LOC)	0.06	07/01/2035	40,700,000	40,700,000
California Housing Finance Agency Series B (Housing Revenue, FNMA LOC)	0.14	08/01/2036	6,450,000	6,450,000
California PCFA Pacific Gas & Electric Series B (Utilities Revenue, JPMorgan Chase Bank LOC)	0.31	11/01/2026	26,200,000	26,200,000
California Series A Subseries C-2 (GO-State, Bank of Nova Scotia LOC)	0.04	05/01/2033	8,000,000	8,000,000
California State Series B Subseries B1 (GO-State, Bank of America NA LOC)	0.06	05/01/2040	47,000,000	47,000,000
California Statewide CDA Rady Children’s Hospital Series A (Hospital Revenue, U.S. Bank NA LOC)	0.06	08/15/2047	63,845,000	63,845,000
California Statewide CDA Sweep Loan Program Series A (Hospital Revenue, Citibank NA LOC)	0.06	08/01/2035	17,460,000	17,460,000
City of Newport Beach CA Memorial Hospital Series E (Health Revenue, Bank of America NA LOC)	0.04	12/01/2040	35,000,000	35,000,000
El Dorado CA Irrigation District & El Dorado Water Agency Series A (Lease Revenue, Citibank NA LOC)	0.06	03/01/2036	41,595,000	41,595,000
JPMorgan Chase PUTTER Trust Series 3931 (Tax Revenue)	0.21	08/12/2012	35,745,000	35,745,000
JPMorgan Chase PUTTER Trust Series 3934 (Miscellaneous Revenue)††	0.20	08/07/2012	30,000,000	30,000,000
Loma Linda CA Loma Linda University Series B (Education Revenue, Bank of America NA LOC)	0.06	12/01/2037	12,000,000	12,000,000
Los Angeles CA MFHR Series II-B (Housing Revenue, FNMA Insured)	0.15	03/15/2034	32,615,000	32,615,000
Los Angeles CA Power System Subseries A5 (Utilities Revenue)	0.05	07/01/2035	29,400,000	29,400,000
Los Angeles CA Wastewater Systems Sub-Series F-1 (Water & Sewer Revenue, Bank of America NA LOC)	0.09	06/01/2028	21,925,000	21,925,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Los Angeles CA Wastewater Systems Sub-Series F-2 (Water & Sewer Revenue, Bank of America NA LOC)	0.09%	06/01/2032	$20,000,000	$20,000,000
Los Angeles CA USD COP Administration Building Project Series A (Lease Revenue, Bank of America NA LOC)	0.06	10/01/2024	10,370,000	10,370,000
Metropolitan Water District of Southern California (Water & Sewer Revenue)	0.05	07/01/2027	22,000,000	22,000,000
Metropolitan Water District of Southern California Series B-2 (Water & Sewer Revenue)	0.08	07/01/2035	34,100,000	34,100,000
Morgan Hill CA RDA Tax Allocation Ojo de Agua Redevelopment Project A (Tax Revenue, Scotia Bank LOC)	0.05	09/01/2033	15,000,000	15,000,000
Newport Beach CA Hoag Memorial Hospital Series F (Health Revenue, Bank of America NA LOC)	0.06	12/01/2040	31,400,000	31,400,000
Riverside CA COP Riverside Renaissance Project Series 2008 (Lease Revenue, Bank of America NA LOC)	0.09	03/01/2037	8,985,000	8,985,000
Sacramento County CA Musical Theatre Project Series 2002 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.15	07/01/2022	60,000,000	60,000,000
Sacramento County CA Taxable Series B (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.15	07/01/2020	65,000,000	65,000,000
San Diego County CA Regional Transportation Community Limited Tax Series A (Tax Revenue)	0.05	04/01/2038	44,695,000	44,695,000
San Diego County CA Regional Transportation Community Limited Tax Series B (Tax Revenue)	0.07	04/01/2038	76,200,000	76,200,000
San Francisco CA City & County Cops Floater Series B001 (Lease Revenue)††	0.23	11/01/2041	4,000,000	4,000,000
San Francisco CA City & County Finance Corporation Moscone Center Project (Lease Revenue, Bank of America NA LOC)	0.05	04/01/2030	20,765,000	20,765,000
San Jose CA Financing Authority Taxable Land Series F (Lease Revenue, Bank of America NA LOC)	0.14	06/01/2034	10,000,000	10,000,000
Santa Clara County CA Financing Authority Multiple Facilities Projects Series M (Lease Revenue, Bank of America NA LOC)	0.06	05/15/2035	10,725,000	10,725,000
Whittier CA Whittier College Series 2008 (Education Revenue, Bank of America NA LOC)	0.08	12/01/2038	22,395,000	22,395,000

				1,042,010,000

Colorado: 0.97%

Variable Rate Demand Notes§: 0.97%
Colorado HFA Class 1 Series B3 (Housing Revenue)	0.13	11/01/2036	25,445,000	25,445,000
Colorado HFA Class I Series B1 (Housing Revenue, FNMA Insured)	0.14	05/01/2038	25,280,000	25,280,000
Colorado HFA Class I Series B1 (Housing Revenue, GO of Authority Insured)	0.17	10/01/2038	9,657,500	9,657,500
Colorado HFA Series A1 (Housing Revenue)	0.20	10/01/2033	8,805,000	8,805,000
Colorado HFA Series A1 (Housing Revenue)	0.20	11/01/2036	2,155,000	2,155,000
Colorado HFA Taxable MFHR Project B2 (Housing Revenue, FNMA Insured)	0.16	05/01/2050	81,735,000	81,735,000
Colorado Springs CO Utility Improvement Bond Series A (Utilities Revenue)	0.10	11/01/2038	21,375,000	21,375,000
Denver CO Public Schools Series A-4 (Education Revenue, JPMorgan Chase Bank LOC, AGM Insured)	0.10	12/15/2037	15,300,000	15,300,000
Denver CO Public Schools Series A-4 (Education Revenue, Royal Bank of Canada LOC, AGM Insured)	0.11	12/15/2037	46,000,000	46,000,000
Denver CO Public Schools Series A-4 (Education Revenue, JPMorgan Chase Bank LOC, AGM Insured)	0.13	12/15/2037	14,845,000	14,845,000

16	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Southern Ute Indian Tribe Reservation (Miscellaneous Revenue)††	0.11%	04/01/2040	$62,735,000	$62,735,000
University of Colorado Series B (Hospital Revenue, JPMorgan Chase Bank LOC)	0.06	11/15/2031	41,000,000	41,000,000

				354,332,500

Delaware: 0.22%

Variable Rate Demand Notes§: 0.22%
Delaware EDA Clean Power Project Series 1997-C (Resource Recovery Revenue)	0.25	08/01/2029	26,700,000	26,700,000
Delaware EDA Clean Power Project Series 1997-D (Resource Recovery Revenue)	0.21	08/01/2029	34,800,000	34,800,000
Delaware EDA Clean Power Project Series B (Resource Recovery Revenue)	0.28	08/01/2029	17,600,000	17,600,000

				79,100,000

District of Columbia: 0.15%

Variable Rate Demand Notes§: 0.15%
District of Columbia Georgetown University Series B2 (Education Revenue, JPMorgan Chase Bank LOC)	0.05	04/01/2041	9,645,000	9,645,000
District of Columbia The American University Series A (Education Revenue, PNC Bank NA LOC)	0.06	04/01/2038	28,000,000	28,000,000
Metropolitan Washington DC Airports Authority Subseries D-1 (Airport Revenue, Bank of America NA LOC)	0.10	10/01/2039	16,715,000	16,715,000

				54,360,000

Florida: 0.25%

Other Municipal Debt: 0.12%
Hillsborough County FL (Miscellaneous Revenue)	0.26	08/11/2011	43,110,000	43,110,000

Variable Rate Demand Note§: 0.13%
Orlando FL Utilities Commision (Utilities Revenue)	0.04	10/01/2033	47,000,000	47,000,000

Georgia: 0.12%

Variable Rate Demand Notes§: 0.12%
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	0.08	08/01/2040	25,285,000	25,285,000
Savannah GA College of Art & Design Series 2004 BD (Education Revenue, Bank of America NA LOC)	0.12	04/01/2024	11,400,000	11,400,000
Wayne County GA IDA Various Rayonier Project (IDR, Bank of America NA LOC)	0.14	05/01/2020	8,000,000	8,000,000

				44,685,000

Illinois: 0.88%

Variable Rate Demand Notes§: 0.88%
Chicago IL Midway Series A-2 (Airport Revenue, JPMorgan Chase Bank LOC)	0.23	01/01/2025	5,500,000	5,500,000
Chicago IL Midway Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.12	01/01/2035	20,535,000	20,535,000
Cook County IL GO Series D-1 (GO-Local)	0.19	11/01/2030	19,000,000	19,000,000
Cook County IL Series D-2 (GO-Local)	0.19	11/01/2030	28,000,000	28,000,000
Illinois Finance Authority Resurrection Health Project Series 2005-B (Health Revenue, JPMorgan Chase Bank LOC)	0.20	05/15/2035	14,785,000	14,785,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Illinois Finance Authority Bradley University Series A (Education Revenue, PNC Bank NA LOC)	0.06%	04/01/2033	$24,635,000	$24,635,000
Illinois Finance Authority Revenue University of Chicago (Education Revenue)	0.05	07/01/2038	46,534,000	46,534,000
Illinois Finance Authority Revenue University of Chicago Medical Center Series A (Health Revenue, Bank of America NA LOC)	0.22	08/01/2044	46,250,000	46,250,000
Illinois Finance Authority Spertus Institute (Education Revenue, Northern Trust Company LOC)	0.09	09/01/2035	43,570,000	43,570,000
Illinois Finance Authority St. Ignatius College (Education Revenue, JPMorgan Chase Bank LOC)	0.09	12/01/2036	13,000,000	13,000,000
Illinois Housing Development Authority Larkin Village Project Series A (Housing Revenue, JPMorgan Chase Bank LOC)	0.18	01/01/2027	13,450,000	13,450,000
Illinois International Port District (Port Authority Revenue, U.S. Bank NA LOC)	0.08	01/01/2023	8,000,000	8,000,000
Illinois State Toll Highway Authority (Transportation Revenue, PNC Bank NA LOC)	0.08	07/01/2030	16,000,000	16,000,000
Illinois State Toll Highway Authority (Transportation Revenue, Citibank NA LOC)	0.09	07/01/2030	25,000,000	25,000,000

				324,259,000

Indiana: 0.42%

Variable Rate Demand Notes§: 0.42%
Indiana Finance Authority Series J (Hospital Revenue, JPMorgan Chase Bank LOC)	0.13	03/01/2033	15,625,000	15,625,000
Indiana Finance Authority Series K (Hospital Revenue, JPMorgan Chase Bank LOC)	0.22	03/01/2033	20,800,000	20,800,000
Richmond IN Reid Hospital & Health Care Services Incorporated (Hospital Revenue, AGM Insured)	0.20	01/01/2040	50,630,000	50,630,000
Indiana State Financing Authority (Resource Recovery Revenue, Bank of America NA LOC)	0.07	12/01/2039	54,125,000	54,125,000
Indiana Financing Authority (Hospital Revenue, Northern Trust Company LOC)	0.06	03/01/2033	13,000,000	13,000,000

				154,180,000

Kentucky: 0.14%

Variable Rate Demand Notes§: 0.14%
Carroll County KY Environmental Facility Revenue Series A (Utilities Revenue, Sumitomo Mitsui Banking LOC)	0.08	10/01/2034	26,000,000	26,000,000
Kentucky Municipal Power Agency (Energy Revenue, Assured Guaranty Insured)††	0.23	09/01/2037	20,000,000	20,000,000
Logan County KY Solid Waste Disposal Waste Management LLC Project (Resource Recovery Revenue, PNC Bank NA LOC)	0.09	03/01/2021	6,000,000	6,000,000

				52,000,000

Louisiana: 0.45%

Variable Rate Demand Notes§: 0.45%
East Baton Rouge Parish LA Road & Street Improvement Project Series A (Transportation Revenue, JPMorgan Chase Bank LOC)	0.07	08/01/2030	71,440,000	71,440,000
Louisiana Public Facilities Authority (Health Revenue, JPMorgan Chase Bank LOC)	0.07	08/01/2023	11,845,000	11,845,000
Louisiana Stadium & Exposition PFOTER (Miscellaneous Revenue)††	0.34	07/01/2036	23,690,000	23,690,000

18	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
St. James Parish LA Series A-1 (Energy Revenue)	0.08%	11/01/2040	$39,200,000	$39,200,000
St. James Parish LA Series B-1 (Energy Revenue)	0.10	11/01/2040	18,700,000	18,700,000

				164,875,000

Maryland: 0.37%

Other Municipal Debt: 0.14%
Maryland HEFA (Health Revenue)	0.15	09/08/2011	37,600,000	37,600,000
Montgomery County MD Series 2009 A2 (GO-Local)	0.24	08/01/2011	12,500,000	12,500,000
				50,100,000

Variable Rate Demand Notes§: 0.23%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC)	0.13	07/01/2032	45,910,000	45,910,000
Howard County MD MFHR (Housing Revenue, FNMA Insured)	0.09	07/15/2033	8,910,000	8,910,000
Maryland CDA Department of Housing & Community Development Series 2007-J (Housing Revenue)	0.11	09/01/2031	13,380,000	13,380,000
Maryland HEFA Suburban Hospital (Hospital Revenue, PNC Bank NA LOC)	0.06	07/01/2029	7,890,000	7,890,000
Maryland State Economic Development Corporate Revenue (Education Revenue, Bank of America NA LOC)	0.13	07/01/2040	10,465,000	10,465,000

				86,555,000

Massachusetts: 0.60%

Other Municipal Debt: 0.02%
Massachusetts Water Resources Authority Series 99 (Water & Sewer Revenue)	0.27	08/10/2011	8,000,000	8,000,000

Variable Rate Demand Notes§: 0.58%
Massachusetts Department of Transportation Series A6 (Transportation Revenue, GO of Commonwealth Insured)	0.07	01/01/2029	15,000,000	15,000,000
Massachusetts HEFA (Education Revenue, Bank of America NA LOC)	0.11	10/01/2034	41,590,000	41,590,000
Massachusetts HEFA Series N-3 (Health Revenue, JPMorgan Chase Bank LOC)	0.04	10/01/2038	49,000,000	49,000,000
Massachusetts State Water Resources Authority Series A-1 (Water & Sewer Revenue, GO of Authority Insured)	0.07	08/01/2037	19,675,000	19,675,000
Massachusetts State Water Resources Authority Series A-2 (Water & Sewer Revenue, GO of Authority Insured)	0.06	08/01/2037	12,500,000	12,500,000
Massachusetts State Water Resources Authority Series C-1 (Water & Sewer Revenue, GO of Authority Insured)	0.04	11/01/2026	20,900,000	20,900,000
Massachusetts State Water Resources Authority Series C-2 (Water & Sewer Revenue, GO of Authority Insured)	0.04	11/01/2026	20,800,000	20,800,000
Massachusetts State Water Resources Authority Series E (Water & Sewer Revenue, GO of Authority Insured)	0.08	08/01/2037	32,810,000	32,810,000

				212,275,000

Michigan: 0.69%

Variable Rate Demand Notes§: 0.69%
Michigan Finance Authority Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.11	09/01/2050	50,000,000	50,000,000
Michigan Finance Authority Series B (Miscellaneous Revenue, PNC Bank NA LOC)	0.13	09/01/2050	25,000,000	25,000,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Michigan Finance Authority Series C (Miscellaneous Revenue, Bank of Montreal LOC)	0.14%	09/01/2050	$22,000,000	$22,000,000
Michigan HEFAR Calvin College Project Series A (Education Revenue, JPMorgan Chase Bank LOC)	0.09	09/01/2037	20,000,000	20,000,000
Michigan HEFAR Calvin College Project Series B (Education Revenue, JPMorgan Chase Bank LOC)	0.09	09/01/2037	15,000,000	15,000,000
Michigan Housing Development Authority Series A (Housing Revenue, GO of Authority Insured)	0.21	10/01/2037	58,105,000	58,105,000
Wayne County MI Airport Authority Series E-1 (Airport Revenue, JPMorgan Chase Bank LOC)	0.10	12/01/2028	25,000,000	25,000,000
Wayne County MI Airport Authority Series F (Airport Revenue, JPMorgan Chase Bank LOC)	0.08	12/01/2033	37,320,000	37,320,000

				252,425,000

Minnesota: 0.15%

Variable Rate Demand Notes§: 0.15%
Minnesota State HFA Residential Housing Series E (Housing Revenue, GO of Agency Insured)	0.18	07/01/2038	4,380,000	4,380,000
Minnesota State HFA Residential Housing Series T (Housing Revenue, GO of Agency Insured)	0.21	07/01/2048	5,110,000	5,110,000
St. Anthony MN Landings Silver Lake Project Series A (Housing Revenue, LaSalle Bank NA LOC)	0.15	10/01/2037	13,400,000	13,400,000
St. Cloud MN Cenracare Health Series A (Hospital Revenue, U.S. Bank NA LOC)	0.10	05/01/2042	20,000,000	20,000,000
St. Paul MN Housing & RDA Bridgecreek Place Limited Project Series 2004-A (Housing Revenue, LaSalle Bank NA LOC)	0.15	06/15/2037	10,750,000	10,750,000

				53,640,000

Mississippi: 0.10%

Variable Rate Demand Notes§: 0.10%
Mississippi State Nissan Project Series A (GO-State, GO of Commonwealth Insured)	0.13	11/01/2028	430,000	430,000
Mississippi State Nissan Project Series B (Tax Revenue)	0.17	11/01/2028	37,995,000	37,995,000

				38,425,000

Missouri: 0.17%

Variable Rate Demand Notes§: 0.17%
Missouri Development Finance Board Nelson Gallery Foundation (Miscellaneous Revenue)	0.20	12/01/2037	35,400,000	35,400,000
Missouri State HEFA Sister Mercy Health Series C (Health Revenue)	0.13	06/01/2019	27,195,000	27,195,000

				62,595,000

Nevada: 0.13%

Variable Rate Demand Notes§: 0.13%
Clark County NV Southwest Gas Project Series A (IDR, JPMorgan Chase Bank LOC)	0.09	03/01/2038	29,000,000	29,000,000
Las Vegas NV EDFA Keep Memory Alive Project (Miscellaneous Revenue, PNC Bank NA LOC)	0.06	05/01/2037	20,300,000	20,300,000

				49,300,000

20	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

New Hampshire: 0.07%

Variable Rate Demand Note§: 0.07%
New Hampshire HEFA St. Anselm College Series 2008 (Education Revenue, RBS Citizens NA LOC)	0.07%	06/01/2038	$25,350,000	$25,350,000

New Jersey: 0.37%

Variable Rate Demand Notes§: 0.37%
New Jersey EDA NUI Corporation Project Series A (Energy Revenue, JPMorgan Chase Bank LOC)	0.20	06/01/2026	16,000,000	16,000,000
New Jersey EDA Pivotal Utility Holdings Incorporated Project Series 2007 (Energy Revenue, JPMorgan Chase Bank LOC)	0.20	06/01/2032	24,000,000	24,000,000
New Jersey HFFA Princeton Healthcare Series A (Hospital Revenue, Bank of America NA LOC)	0.10	07/01/2041	59,500,000	59,500,000
New Jersey State Turnpike Authority Series C (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.06	06/15/2032	13,000,000	13,000,000
New Jersey State Turnpike Authority Series D (Miscellaneous Revenue, Societe Generale LOC, NATL-RE FGIC Insured)	0.19	01/01/2018	22,000,000	22,000,000

				134,500,000

New Mexico: 0.05%

Variable Rate Demand Note§: 0.05%
Merrill Lynch PFOTER (Education Revenue, Guaranteed Student Loans Insured)††	0.39	04/01/2037	18,000,000	18,000,000

New York: 1.65%

Other Municipal Debt: 0.17%
New York Metropolitan Transportation Authority Series C (Transportation Revenue)	0.19	08/03/2011	29,000,000	29,000,000
New York Metropolitan Transportation Authority Series D (Transportation Revenue)	0.27	08/02/2011	36,000,000	36,000,000

				65,000,000

Variable Rate Demand Notes§: 1.48%
Abraham Joshua Hesehal School New York Series 2010 (Education Revenue, TD Bank NA LOC)	0.19	01/01/2040	25,910,000	25,910,000
New York City NY Housing Development Corporation Mortgage Thessalonica Court Series A (Housing Revenue, Citibank NA LOC)	0.10	01/01/2036	9,360,000	9,360,000
New York City NY Housing Development Corporation Series A (Housing Revenue, JPMorgan Chase Bank LOC)	0.13	01/01/2016	7,000,000	7,000,000
New York City NY Municipal Water Finance Authority Subseries B-1 (Water & Sewer Revenue)	0.05	06/15/2024	107,400,000	107,400,000
New York City NY Subseries B (GO-Local, TD Bank NA LOC)	0.05	09/01/2027	17,170,000	17,170,000
New York City NY Subseries C-4 (GO-Local, Bank of Tokyo-Mitsubishi UFJ LOC)	0.16	08/01/2020	11,000,000	11,000,000
New York City NY Subseries H-1 (Tax Revenue)	0.19	03/01/2034	28,740,000	28,740,000
New York HFA Victory Housing Project Series 2000-A (Housing Revenue, FHLMC Insured)	0.05	11/01/2033	8,000,000	8,000,000
New York Housing Finance Agency Series A (Housing Revenue, FNMA Insured)	0.18	05/01/2029	74,505,000	74,505,000
New York Housing Finance Agency Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured)	0.05	11/01/2033	2,000,000	2,000,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	21

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
New York Metropolitan Transportation Authority ROC RR 11 R-11645 (Transportation Revenue, FSA Insured)††	0.23%	11/15/2025	$16,100,000	$16,100,000
New York PFOTER (Miscellaneous Revenue)††	0.34	06/15/2053	20,710,000	20,710,000
New York State Dormitory Authority St. John University Series B-1 (Education Revenue, Bank of America NA LOC)	0.05	07/01/2034	19,525,000	19,525,000
New York State Housing Finance Agency Affordable Housing 8 East 102 2nd Street (Housing Revenue, Bank of America NA LOC)	0.07	05/01/2044	35,000,000	35,000,000
New York State Housing Finance Agency Series A (Housing Revenue, FHLMC Insured)	0.05	11/01/2037	10,000,000	10,000,000
New York State Housing Finance Agency Series A (Housing Revenue, Bank of America NA LOC)	0.06	11/01/2044	32,500,000	32,500,000
New York State Urban Development Corporate Revenue Series A3D (Tax Revenue)	0.08	03/15/2033	18,500,000	18,500,000
New York State Urban Development Corporate Revenue Series A3A (Tax Revenue)	0.08	03/15/2033	24,150,000	24,150,000
New York State Urban Development Corporate Revenue Series A3B (Tax Revenue)	0.15	03/15/2033	74,615,000	74,615,000

				542,185,000

Ohio: 0.63%

Variable Rate Demand Notes§: 0.63%
Cleveland-Cuyahoga County OH Port Authority Carnagie 89th Garage & Service Center LLC Project Series 2007 (Health Revenue, JPMorgan Chase Bank LOC)	0.10	01/01/2037	33,500,000	33,500,000
Cuyahoga County OH Housing Corporation Series A (Housing Revenue, PNC Bank NA LOC)	0.06	08/01/2042	6,000,000	6,000,000
Franklin County OH Presbyterian Series A (Health Revenue, PNC Bank NA LOC)	0.06	07/01/2036	11,450,000	11,450,000
Hamilton County OH Parking System (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.09	12/01/2026	12,400,000	12,400,000
Lake County OH Hospital Facilities Series A (Health Revenue, JPMorgan Chase Bank LOC)	0.07	08/15/2041	9,945,000	9,945,000
Lancaster OH Port Authority Gas Series 2008 (Utilities Revenue)	0.08	05/01/2038	19,000,000	19,000,000
Ohio HFA Residential Mortgage Project Series B (Housing Revenue)	0.08	09/01/2029	56,435,000	56,435,000
Ohio HFA Residential Mortgage Project Series C (Housing Revenue)	0.08	03/01/2038	21,185,000	21,185,000
Ohio State HEFR Ohio Dominican University Project (Education Revenue, JPMorgan Chase Bank LOC)	0.08	12/01/2037	12,850,000	12,850,000
Ohio State University Hospitals Health System Incorporated Project Series 2008D (Education Revenue, JPMorgan Chase Bank LOC)	0.06	01/15/2035	13,225,000	13,225,000
Wood County OH Hospital Facilities Wood County Hospital Association Project Series 2008 (Hospital Revenue, JPMorgan Chase Bank LOC)	0.10	03/01/2039	34,100,000	34,100,000

				230,090,000

Oregon: 0.15%

Variable Rate Demand Notes§: 0.15%
Forest City OR Residential Management Incorporated PFOTER (Miscellaneous Revenue)††	0.34	07/26/2012	26,075,000	26,075,000
Oregon Housing & Community Services Department Series E (Housing Revenue)	0.19	07/01/2038	16,000,000	16,000,000
Oregon State Department PFOTER (Miscellaneous Revenue)††	0.34	05/01/2035	12,000,000	12,000,000

				54,075,000

22	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Pennsylvania: 0.65%

Variable Rate Demand Notes§: 0.65%
Beaver County PA IDA FirstEnergy Nuclear Series B (IDR, Citibank NA LOC)	0.06%	12/01/2035	$25,105,000	$25,105,000
Berks County PA Municipal Authority Reading Hospital & Education Center Project Series 2008A-1 (Hospital Revenue, Royal Bank of Canada LOC)††	0.08	11/01/2011	11,000,000	11,000,000
Delaware River Port Authority Series B (Transportation Revenue, Bank of America NA LOC)	0.09	01/01/2026	114,000,000	114,000,000
Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC)	0.06	07/01/2037	17,700,000	17,700,000
Lancaster County PA Hospital Authority Health System Lancaster General Hospital (Hospital Revenue, Bank of America NA LOC)	0.25	07/01/2041	11,510,000	11,510,000
Pennsylvania Housing Finance Agency Series 81C (Housing Revenue)	0.06	10/01/2034	15,000,000	15,000,000
Pennsylvania Housing Finance Agency Series 85C (Housing Revenue, FNMA LOC)	0.07	10/01/2035	10,000,000	10,000,000
Pennsylvania Housing Finance Agency Series C (Housing Revenue)	0.07	07/01/2020	12,005,000	12,005,000
Philadelphia PA IDA Series B (Industrials, JPMorgan Chase Bank LOC)	0.09	10/01/2030	21,500,000	21,500,000

				237,820,000

South Dakota: 0.14%

Variable Rate Demand Notes§: 0.14%
South Dakota HEFA Sioux Valley Hospital & Health Systems Project Series 2001-C (Hospital Revenue, U.S. Bank NA LOC)	0.09	11/01/2019	15,000,000	15,000,000
South Dakota Housing Development Authority Series C (Housing Revenue, FNMA Insured)	0.17	05/01/2037	10,800,000	10,800,000
South Dakota State HEFA Avera Health Subseries A1 (Health Revenue, U.S. Bank NA LOC)	0.08	07/01/2038	24,240,000	24,240,000

				50,040,000

Tennessee: 0.50%

Variable Rate Demand Notes§: 0.50%
Johnson City TN Health & Educational Facilities Board (Health Revenue, U.S. Bank NA LOC)	0.11	07/01/2033	8,955,000	8,955,000
Johnson City TN Health & Educational Facilities Board (Health Revenue, PNC Bank NA LOC)	0.12	07/01/2033	7,585,000	7,585,000
Knox County TN Health Educational & Housing Facilities Board (Health Revenue, Bank of America NA LOC)	0.09	01/01/2033	10,000,000	10,000,000
Metropolitan Government Nashville & Davidson County TN Stewarts Ferry Apartments (Housing Revenue, FHLMC Insured)	0.11	01/01/2034	13,985,000	13,985,000
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)	0.24	07/01/2034	33,895,000	33,895,000
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)	0.24	02/01/2036	15,465,000	15,465,000
Sevier County TN Public Building Authority Local Government Public Improvement Series VI-L-1 (Miscellaneous Revenue, Guaranteed Student Loans Insured)	0.11	06/01/2020	26,870,000	26,870,000
Sullivan County TN Health Educational & Housing Facilities Board Wellmont Health System Project (Health Revenue, JPMorgan Chase Bank LOC)	0.10	09/01/2032	29,790,000	29,790,000
Tennessee Municipal Energy Acquisition Corporation (Utilities Revenue)	0.17	12/01/2016	35,775,000	35,775,000

				182,320,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	23

Security Name	Interest Rate	Maturity Date	Principal	Value

Texas: 1.67%

Variable Rate Demand Notes§: 1.67%
Austin TX Airport System Series A (Airport Revenue, State Street Bank & Trust Company LOC)	0.08%	11/15/2017	$13,200,000	$13,200,000
Gregg County TX Health Facilities Development Corporation (Hospital Revenue, JPMorgan Chase Bank LOC, Radian Insured)	0.33	10/01/2029	21,200,000	21,200,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D2 (Health Revenue, JPMorgan Chase & Company LOC)	0.07	06/01/2029	500,000	500,000
Harris County TX Cultural Education Facilities Finance Corporation Revenue YMCA Series A (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.20	06/01/2038	23,800,000	23,800,000
Harris County TX Cultural Education Facilities Finance Corporation Revenue YMCA Series B (Miscellaneous Revenue, Bank of America NA LOC)	0.20	06/01/2038	25,000,000	25,000,000
Harris County TX Cultural Education Facilities Finance Corporation Revenue YMCA Series E (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.20	06/01/2038	25,000,000	25,000,000
Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project Series A (Resource Recovery Revenue)	0.24	03/01/2023	36,405,000	36,405,000
Houston TX Utilities System Series 2004B (Water & Sewer Revenue, State Street Bank & Trust Company LOC)	0.05	05/15/2034	20,100,000	20,100,000
JPMorgan Chase PUTTER Trust Series 3812 (Miscellaneous Revenue)††	0.21	08/31/2011	260,700,000	260,700,000
Mission TX Economic Development Corporation (Miscellaneous Revenue, Bank of America NA LOC)	0.13	04/01/2022	9,000,000	9,000,000
North Texas Higher Education Authority Incorporated (Education Revenue, Lloyds TSB Bank LOC, Guaranteed Student Loans Insured)	0.07	12/01/2032	28,000,000	28,000,000
North Texas Higher Education Authority Incorporated Series B (Education Revenue, Bank of America NA LOC, Guaranteed Student Loans Insured)	0.07	12/01/2035	10,000,000	10,000,000
North Texas Tollway Authority Revenue Series A (Transportation Revenue, Morgan Stanley Bank LOC)	0.05	01/01/2051	12,500,000	12,500,000
North Texas Tollway Authority Revenue Series D (Transportation Revenue, JPMorgan Chase Bank LOC)	0.05	01/01/2049	21,000,000	21,000,000
Pasadena TX Independent School District Series B (Education Revenue, AGM Insured)	0.16	02/01/2035	63,095,000	63,095,000
Texas State Taxable Product Development Program Series A (Miscellaneous Revenue)	0.15	06/01/2045	2,100,000	2,100,000
Texas State Veterans Housing Class ID (GO-Local)	0.13	06/01/2020	4,585,000	4,585,000
Texas State Veterans Housing Class II Series E (GO-Local)	0.13	12/01/2026	20,560,000	20,560,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (Hospital Revenue, Bank of America NA LOC)	0.18	07/01/2020	18,000,000	18,000,000

				614,745,000

Vermont: 0.01%

Variable Rate Demand Note§: 0.01%
Vermont Student Assistance Corporation (Education Revenue, Lloyds Bank LOC)	0.08	12/15/2040	5,520,000	5,520,000

24	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Virginia: 0.07%

Variable Rate Demand Notes§: 0.07%
Harrisonburg VA Redevelopment & Housing Authority (Housing Revenue, Bank of America NA LOC)	0.15%	05/01/2026	$6,000,000	$6,000,000
Norfolk VA Redevelopment & Housing Authority Old Dominion University Project (Housing Revenue, Bank of America NA LOC)	0.26	08/01/2033	19,550,000	19,550,000

				25,550,000

Washington: 0.28%

Other Municipal Debt: 0.07%
Providence WA Health & Services Series 08-A (Miscellaneous Revenue, Bank of America NA LOC)	0.26	08/01/2011	26,000,000	26,000,000

Variable Rate Demand Notes§: 0.21%
JPMorgan Chase PUTTER Trust (Utilities Revenue)††	0.23	02/01/2040	8,000,000	8,000,000
Port Tacoma WA Various Lien Series B (Port Authority Revenue, Bank of America NA LOC)	0.22	12/01/2044	19,900,000	19,900,000
Washington State HEFAR University of Puget Sound Series B (Education Revenue, Bank of America NA LOC)	0.11	10/01/2036	12,000,000	12,000,000
Washington State MFHR Merrill Gardens Kirkland Series A (Housing Revenue, Bank of America NA LOC)	0.18	04/15/2041	29,240,000	29,240,000
Washington State MFHR Regency Park Project Series A (Housing Revenue, FHLMC Insured)	0.20	06/01/2027	7,805,000	7,805,000

				76,945,000

West Virginia: 0.04%

Variable Rate Demand Note§: 0.04%
Cabell County WV University Facilities (Education Revenue, Bank of America NA LOC)	0.11	07/01/2039	15,995,000	15,995,000

Wisconsin: 0.13%

Variable Rate Demand Notes§: 0.13%
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC, GO of Authority Insured)	0.08	09/01/2035	7,515,000	7,515,000
Wisconsin Housing & EDA Series F (Housing Revenue, GO of Authority Insured)	0.15	05/01/2030	8,320,000	8,320,000
Wisconsin Housing & EDA Series F (Housing Revenue, GO of Authority Insured)	0.15	11/01/2030	14,520,000	14,520,000
Wisconsin State HEFAR Medical College Series B (Education Revenue, U.S. Bank NA LOC)	0.04	12/01/2033	18,700,000	18,700,000

				49,055,000

Wyoming: 0.18%

Variable Rate Demand Notes§: 0.18%
Wyoming Student Loan Corporation (Education Revenue, Royal Bank of Canada LOC)	0.08	12/01/2043	36,150,000	36,150,000
Wyoming Student Loan Corporation Series A-1 (Education Revenue, Royal Bank of Canada LOC)	0.08	06/01/2035	31,595,000	31,595,000

				67,745,000

Total Municipal Bonds and Notes (Cost $6,100,603,500)				6,100,603,500

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	25

Security Name	Interest Rate	Maturity Date	Principal	Value

Other Instruments: 1.09%
Alaska Housing Finance Corporation Municipal Commercial Paper^	0.20%	08/16/2011	$8,300,000	$8,299,274
Bank of America Bankers Acceptance Note^	0.20	08/31/2011	34,000,000	33,994,050
ING Bank NV Floating Rate Note±††	0.78	02/10/2012	121,000,000	121,000,000
ING Bank NV Floating Rate Note±††	0.78	02/02/2012	154,000,000	154,000,000
Merrill Lynch PFOTER Floating Rate Note±††§	0.39	04/01/2026	23,075,000	23,075,000
SF Tarns LLC Floating Rate Note±§	0.18	12/01/2025	14,610,000	14,610,000
St. Joseph County IN Municipal Commercial Paper^	0.19	08/04/2011	5,007,000	5,006,896
Swedish Export Credit Floating Rate Note±††	0.37	10/14/2011	40,000,000	40,009,532

Total Other Instruments (Cost $399,994,752)				399,994,752

Government Agency Debt: 0.31%
FHLMC±	0.11	02/02/2012	115,000,000	114,953,082

Total Government Agency Debt (Cost $114,953,082)				114,953,082

Other Notes: 3.33%

Corporate Bonds and Notes: 3.20%
American Association of Retired Persons§	0.12	05/01/2031	10,000,000	10,000,000
American Express Bank FSB±	1.17	12/09/2011	176,000,000	176,625,302
Bank of America Corporation±	0.95	12/02/2011	89,000,000	89,239,087
Bank of America Corporation±	1.07	12/02/2011	145,200,000	145,626,426
Baptist Hospital Incorporated±§	0.13	02/01/2040	15,575,000	15,575,000
Bear Stearns & Companies Incorporated±	0.47	08/15/2011	28,085,000	28,086,880
Citigroup Funding Incorporated±	0.58	04/30/2012	145,000,000	145,423,408
General Electric Capital Corporation±	0.45	03/12/2012	96,000,000	96,145,134
General Electric Capital Corporation±	1.18	12/09/2011	140,000,000	140,489,824
Independence Place Fort Campbell Patriots LLC±§	0.24	01/01/2040	8,480,000	8,480,000
JPMorgan Chase & Company±	0.48	06/15/2012	52,000,000	52,124,761
JPMorgan Chase & Company±	0.95	12/02/2011	135,000,000	135,362,338
Seariver Maritime Incorporated(i)±	0.35	10/01/2011	2,650,000	2,650,000
UBS AG±	1.36	02/23/2012	128,795,000	129,417,798

				1,175,245,958

Yankee Corporate Bonds and Notes: 0.13%
Eksportfinans ASA±	0.26	09/22/2011	48,000,000	48,000,000

Total Other Notes (Cost $1,223,245,958)				1,223,245,958

Repurchase Agreements(z): 2.51%
Barclays Capital Incorporated, dated 07/29/2011, maturity value $435,727,703(1)	0.17	08/01/2011	435,721,531	435,721,531
Citigroup Global Markets, dated 07/29/2011, maturity value $438,008,030(2)	0.22	08/01/2011	438,000,000	438,000,000
Deutsche Bank Securities, dated 07/29/2011, maturity value $49,100,818(3)	0.20	08/01/2011	49,100,000	49,100,000

Total Repurchase Agreements (Cost $922,821,531)				922,821,531

	Yield

Treasury Debt: 3.48%
US Treasury Bill	0.12	10/06/2011	548,000,000	547,879,440
US Treasury Bill	0.15	08/25/2011	294,000,000	293,969,620

26	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Yield	Maturity Date	Principal	Value

Treasury Debt (continued)
US Treasury Bill	0.16%	08/11/2011	$146,000,000	$145,992,700
US Treasury Bill	0.16	08/18/2011	287,000,000	286,977,638

Total Treasury Debt (Cost $1,274,819,398)				1,274,819,398

Total Investments in Securities
(Cost $34,190,908,401)*	93.16%	34,190,908,401
Other Assets and Liabilities, Net	6.84	2,510,362,557

Total Net Assets	100.00%	$36,701,270,958

±	Variable rate investments.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

^	Zero coupon security. Rate represents yield to maturity.

§	These securities are subject to a demand feature which reduces the effective maturity.
(i)	Illiquid security

(z)	Collateralized by:

(1)	U.S. government securities, 3.50% to 5.00%, 11/1/2025 to 7/1/2041, market value including accrued interest is $448,793,177.

(2)	U.S. government securities, 2.375% to 6.50%, 12/1/2017 to 7/1/2041, market value including accrued interest is $451,140,000.

(3)	U.S. government securities, 1.00% to 5.50%, 4/30/2012 to 8/1/2041, market value including accrued interest is $50,505,279.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—July 31, 2011 (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	27

Assets
Investments in unaffiliated securities, at amortized cost	$34,190,908,401
Cash	2,137,521,054
Receivable for investments sold	369,374,161
Receivable for Fund shares sold	8,259,050
Receivable for interest	5,645,444
Prepaid expenses and other assets	581,740

Total assets	36,712,289,850

Liabilities
Dividends payable	794,769
Payable for Fund shares redeemed	3,618,999
Advisory fee payable	1,599,811
Due to other related parties	3,131,650
Custodian and accounting fees payable	710,171
Trustees’ fees and expenses payable	552,176
Accrued expenses and other liabilities	611,316

Total liabilities	11,018,892

Total net assets	$36,701,270,958

NET ASSETS CONSIST OF
Paid-in capital	$36,710,589,054
Overdistributed net investment income	(519,010)
Accumulated net realized losses on investments	(8,799,086)

Total net assets	$36,701,270,958

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Administrator Class	$954,565,610
Shares outstanding – Administrator Class	954,589,298
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$13,555,818,636
Shares outstanding – Institutional Class	13,556,102,548
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$21,179,060,389
Shares outstanding – Select Class	21,179,610,718
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$1,011,826,323
Shares outstanding – Service Class	1,011,855,846
Net asset value per share – Service Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Heritage Money Market Fund	Statement of Operations—Six Months Ended July 31, 2011 (Unaudited)

Investment income
Interest	$61,648,888

Expenses
Advisory fee	22,798,647
Administration fees
Fund level	7,583,430
Administrator Class	346,056
Institutional Class	6,032,720
Select Class	5,742,091
Service Class	667,756
Shareholder servicing fees
Administrator Class	346,056
Service Class	1,369,819
Custody and accounting fees	1,132,888
Professional fees	19,009
Registration fees	84,461
Shareholder report expenses	7,410
Trustees’ fees and expenses	7,032
Other fees and expenses	434,214

Total expenses	46,571,589
Less: Fee waivers and/or expense reimbursements	(10,595,632)

Net expenses	35,975,957

Net investment income	25,672,931
Net realized gains on investments	366,753

Net increase in net assets resulting from operations	$26,039,684

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Heritage Money Market Fund	29

	Six Months Ended July 31, 2011 (Unaudited)		Year Ended January 31, 2011[1]		Year Ended February 28, 2010

Operations
Net investment income		$25,672,931		$62,703,788		$70,206,954
Net realized gains on investments		366,753		1,448,131		344,536

Net increase in net assets resulting from operations		26,039,684		64,151,919		70,551,490

Distributions to shareholders from
Net investment income
Administrator Class		(34,607)		(292,223)		(2,111,671)
Institutional Class		(5,438,240)		(14,725,776)		(26,527,153)
Select Class		(20,144,436)		(47,598,524)		(41,563,658)
Service Class		(55,648)		(87,265)[2]		NA
Net realized gains
Administrator Class		0		(2,865)		(25,105)
Institutional Class		0		(43,512)		(140,895)
Select Class		0		(80,550)		(339,065)
Service Class		0		(4,072)[2]		NA

Total distributions to shareholders		(25,672,931)		(62,834,787)		(70,707,547)

	Shares		Shares		Shares

Capital share transactions
Proceeds from shares sold
Administrator Class	1,061,522,590	1,061,522,590	2,460,151,577	2,460,151,577	5,342,787,207	5,342,787,207
Institutional Class	39,482,213,232	39,482,213,232	51,065,345,232	51,065,345,232	38,369,402,627	38,369,402,627
Select Class	95,765,853,283	95,765,853,283	151,485,998,729	151,485,998,729	88,025,965,787	88,025,965,787
Service Class	2,522,287,219	2,522,287,219	2,528,674,572 [2]	2,528,674,572 [2]	NA	NA

		138,831,876,324		207,540,170,110		131,738,155,621

Reinvestment of distributions
Administrator Class	13,161	13,161	100,779	100,779	1,025,956	1,025,956
Institutional Class	1,274,723	1,274,723	4,562,596	4,562,596	12,573,701	12,573,701
Select Class	11,169,352	11,169,352	28,303,847	28,303,847	25,785,354	25,785,354
Service Class	12,055	12,055	21,311 [2]	21,311 [2]	NA	NA

		12,469,291		32,988,533		39,385,011

Payment for shares redeemed
Administrator Class	(801,798,701)	(801,798,701)	(2,966,523,373)	(2,966,523,373)	(5,061,246,976)	(5,061,246,976)
Institutional Class	(40,872,448,301)	(40,872,448,301)	(50,573,905,288)	(50,573,905,288)	(36,448,408,534)	(36,448,408,534)
Select Class	(101,228,765,734)	(101,228,765,734)	(147,372,639,869)	(147,372,639,869)	(71,628,706,815)	(71,628,706,815)
Service Class	(2,742,009,362)	(2,742,009,362)	(2,593,348,482)[2]	(2,593,348,482)[2]	NA	NA

		(145,645,022,098)		(203,506,417,012)		(113,138,362,325)

Net asset value of shares issued in acquisitions
Institutional Class	0	0	6,653,453,383	6,650,861,250	0	0
Service Class	0	0	1,296,218,533	1,296,200,072	NA	NA

		0		7,947,061,322		0

Net increase (decrease) in net assets resulting from capital share transactions		(6,800,676,483)		12,013,802,953		18,639,178,307

Total increase (decrease) in net assets		(6,800,309,730)		12,015,120,085		18,639,022,250

Net assets
Beginning of period		43,501,580,688		31,486,460,603		12,847,438,353

End of period		$36,701,270,958		$43,501,580,688		$31,486,460,603

Undistributed (overdistributed) net investment income		$(519,010)		$(519,010)		$4,473

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Class commenced operations on June 30, 2010.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Heritage Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]	Year Ended February 28,
Administrator Class			2010	2009	2008	2007	2006[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05	0.01
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05	0.01
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)	(0.01)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.03%	0.21%	2.19%	4.90%	4.91%	1.29%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.37%	0.38%	0.38%	0.40%	0.40%
Net expenses	0.26%	0.31%	0.33%	0.34%	0.34%	0.38%	0.38%
Net investment income	0.01%	0.03%	0.17%	2.09%	4.68%	4.80%	3.91%
Supplemental data
Net assets, end of period (000’s omitted)	$954,566	$694,823	$1,201,158	$918,595	$608,865	$287,293	$288,971

1.	For the eleven months ended January 31, 2010. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the four months ended February 28, 2006. The Fund changed its fiscal year end from October 31 to February 28, effective February 28, 2006.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Heritage Money Market Fund	31

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]	Year Ended February 28,
Institutional Class			2010	2009	2008	2007	2006[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05	0.01
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05	0.01
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)	(0.01)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.04%	0.13%	0.33%	2.32%	5.06%	5.12%	1.36%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.25%	0.27%	0.26%	0.28%	0.28%
Net expenses	0.20%	0.20%	0.21%	0.22%	0.20%	0.18%	0.18%
Net investment income	0.07%	0.14%	0.31%	2.09%	4.77%	4.98%	4.13%
Supplemental data
Net assets, end of period (000’s omitted)	$13,555,819	$14,944,657	$7,795,659	$5,862,075	$1,579,225	$353,755	$419,084

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the four months ended February 28, 2006. The Fund changed its fiscal year end from October 31 to February 28, effective February 28, 2006.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Heritage Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]	Year Ended February 28,
Select Class			2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.07%	0.19%	0.40%	2.40%	3.30%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%	0.20%	0.23%	0.22%
Net expenses	0.13%	0.13%	0.14%	0.15%	0.13%
Net investment income	0.14%	0.21%	0.30%	2.14%	4.58%
Supplemental data
Net assets, end of period (000’s omitted)	$21,179,060	$26,630,573	$22,489,644	$6,066,768	$1,368,330

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the period from June 29, 2007 (commencement of class operations) to February 28, 2008.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Heritage Money Market Fund	33

(For a share outstanding throughout each period)

Service Class	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]
Net investment income	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.00%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%
Net expenses	0.26%	0.34%
Net investment income	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$1,011,826	$1,231,527

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Heritage Money Market Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Heritage Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of January 31, 2011, the Fund had estimated net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $9,266,371 expiring in 2017.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	35

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Fund’s Portfolio of Investments.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets of the Fund.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

36	Wells Fargo Advantage Heritage Money Market Fund	Notes to Financial Statements (Unaudited)

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. ACQUISITIONS

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Institutional Money Market Fund and Evergreen Prime Cash Management Money Market Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen Institutional Money Market Fund and Evergreen Prime Cash Management Money Market Fund at an exchange ratio of 1.00 for each class. Shareholders holding Class AD, Class I, Class IS, Class IN and Class P shares of Evergreen Institutional Money Market Fund and Evergreen Prime Cash Management Money Market Fund received Institutional Class, Institutional Class, Service Class, Institutional Class and Service Class shares, respectively, of the Fund in the reorganizations. The investment portfolio of Evergreen Institutional Money Market Fund and Evergreen Prime Cash Management Money Market Fund with fair values of $5,242,726,421 and $2,728,433,070, respectively, and amortized costs of $5,242,726,421 and $2,728,433,070, respectively, at July 9, 2010, were the principal assets acquired the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Institutional Money Market Fund and Evergreen Prime Cash Management Money Market Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired and number of shares issued were as follows:

Acquired Fund	Value of Net Assets Acquired	Number of Shares Issued
Evergreen Institutional Money Market Fund	$5,222,659,584	4,163,101,010	Institutional Class
		1,059,054,086	Service Class
Evergreen Prime Cash Management Money Market Fund	2,724,401,738	2,490,352,373	Institutional Class
		237,164,447	Service Class

The aggregate net assets of the Fund immediately before and after the acquisitions were $34,308,360,606 and $42,255,421,928, respectively.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	37

Assuming the acquisitions had been completed March 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$64,213,256
Net realized gain on investments	$1,591,210
Net increase in net assets resulting from operations	$65,804,466

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of July 31, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

38	Wells Fargo Advantage Heritage Money Market Fund	Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

Other Information (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	39

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

40	Wells Fargo Advantage Heritage Money Market Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

Other Information (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	41

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

100% Treasury Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Money Market Fund, Prime Investment Money Market Fund and Treasury Plus Money Market Fund

(Not all of the funds described in this Board considerations section are part of this shareholder report. This shareholder report only relates to Heritage Money Market Fund.)

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the 100% Treasury Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Money Market Fund, Prime Investment Money Market Fund and Treasury Plus Money Market Fund (collectively, the “Funds”); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for each of the Funds. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to each Fund specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for each of the Funds as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for each of the Funds was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital

42	Wells Fargo Advantage Heritage Money Market Fund	Other Information (Unaudited)

Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by Funds Management and Wells Capital Management.

Fund performance and expenses

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that were determined by Lipper Inc. (“Lipper”) to be similar to the Funds, and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of each of the Funds was higher than or in range of the median performance of the Universe for the periods under review, except for the Money Market Fund (Class B).

The Board received and considered information regarding each Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to each Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in a Fund’s Expense Group. The Board noted that the net operating expense ratios of the Service Class, Administrator Class, Institutional Class and Select Class of each of the Funds were in range of each Fund’s respective Expense Group’s median net operating expense ratio, except for the 100% Treasury Money Market Fund (Service Class). The Board also noted that the net operating expense ratios of the Class A and Sweep Class of each of the Funds, the Money Market Fund (A, B, C, Daily and Investor Classes) were higher than each Fund’s respective Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Funds’ administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rates”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”).

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in each Fund’s Expense Group median. The Board noted that the Advisory Agreement Rates for the Class A, Service Class, Administrator Class, Institutional Class and Select Class of each of the Funds were in range of each Fund’s respective Expense Group, except for the 100% Treasury Money Market Fund (Administrator Class). The Board noted that the Advisory Agreement Rates for the Sweep Class of each of the Funds was not appreciably higher than the median rate of each Fund’s Expense Group, except for the 100% Treasury Money Market Fund. The Board also noted that the Advisory Agreement Rates for the Money Market Fund (Class B, Class C, Daily Class and Investor Class) were higher than the median rate of the Expense Group. The Board noted that the Net Advisory Rates for the Service Class, Administrator Class, Institutional Class and Select Class of each of the Funds were in range of each Fund’s respective Expense Group. The Board also noted that the Net Advisory Rates for the Class A and Sweep Class of each of the Funds and the Money Market Fund (Class B, Class C, Daily Class and Investor Class) were higher than each Fund’s respective Expense Group. The Board further noted that Funds Management had agreed to continue and, in certain instances, reduce contractual fee cap arrangements for the Funds designed to lower the Funds’ expenses.

Other Information (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	43

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

In each case, the Board determined that the Advisory Agreement Rates for the Funds, both with and without administration fee rates and before and after waivers, were acceptable in light of the Funds’ Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of each Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Funds to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to any of the Funds, individually or in the aggregate, was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in each Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rates of the Funds (as a percentage of Fund assets) as the Funds grow in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Funds. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Funds and receives certain compensation for those services. The Board noted that the Funds pay sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Funds’ shares, including the multiple channels through which the Funds’ shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that

44	Wells Fargo Advantage Heritage Money Market Fund	Other Information (Unaudited)

have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage Heritage Money Market Fund	45

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
RIB	— Residual Interest Bond
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.

204800 09-11 SA304/SAR304 7-11

Wells Fargo Advantage

Minnesota Money Market Fund

Semi-Annual Report

July 31, 2011

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Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2011, unless otherwise noted and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $221 billion in assets under management, as of July 31, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Minnesota Money Market Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Dear Valued Shareholder,

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Minnesota Money Market Fund for the six-month period that ended July 31, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We believe this change will give you more convenient access to your fund data.

The period began modestly as improving economic optimism generally shifted investors toward equities and riskier assets and away from U.S. Treasuries and lower-yielding fixed-income securities. Returns from fixed income were modest in the opening months of 2011 but were generally still positive as U.S. Treasury yields incrementally climbed higher. But after the slow start, bond prices once again strongly improved, sparked by a sharp decline in U.S. Treasury prices in April that carried into May. Late in the period, lower-rated bonds declined in price more than the higher credit-quality tiers but not enough to outweigh the stronger performance from lower-rated securities during the period. Lower-quality and longer-maturity fixed-income securities generally outperformed higher-quality and shorter-maturity securities over the full period.

The activity within the broader bond market also resonated with money market participants. As the economic and credit environment reverberated from the ongoing sovereign debt concerns and softening economic data, many participants continued to balance a need for stability and desire for higher yields. The result has been good demand for domestic commercial paper and certificate of deposits. Also, in spite of all the discussion about sovereign debt, many money market participants continue to maintain some exposures to foreign banks based on the quality of their fundamentals. By focusing more on the fundamentals and taking a more selective approach to the short-term security market helped the markets avoid the severe yield volatility or significant flight-to-quality experienced during the spring of 2010, when the Greek sovereign debt crisis first emerged.

The global economic “recovery” hit a snag, but the end of 2011 could regain momentum.

The U.S. economic recovery that began in mid-2009 and gained further momentum throughout 2010, particularly during the fourth quarter, has failed to maintain that level of growth through the first seven months of 2011. For example, gross domestic product (GDP), the broadest measure of economic activity, grew at an annualized rate of 3.1% in the fourth quarter of 2010, only to slow dramatically during the first quarter of 2011. The latest revision to first-quarter GDP data during the period indicated that the economy grew at an annualized rate of 0.4% during the first quarter of 2011. While still positive, it’s a much slower pace of growth than experienced in the second half of 2010 and notably lower than consensus forecasts. Nevertheless, the advance estimate of second-quarter 2011 GDP, which was released on July 29, 2011, was 1.3%, suggesting that the U.S. economy continues to expand, though at a slow and uneven pace.

Jobs and housing remained troublesome.

The July 2011 unemployment rate in the U.S. was reported at 9.1%, down from 9.5% a year earlier but still notably higher than historical averages. Unfortunately, the drop may be more attributable to a decline in the labor force than to a

Letter to Shareholders	Wells Fargo Advantage Minnesota Money Market Fund	3

meaningful uptick in hiring. The level of job creation in 2011 has been trending below historical averages, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite some tentative late-year signs of stabilization. That said, persistent weakness in the labor and housing markets bears close watching in the months ahead.

Other economic data in the U.S. has been more encouraging, reflecting greater confidence in the sustainability of the expansion on the part of both consumers and businesses. Retail sales came in strong at certain points during the period and industrial production and new orders have picked up. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and information technology. Core inflation, which excludes volatile food and energy prices, remained benign.

The Federal Reserve believes the economic recovery will accelerate in future quarters.

With inflation subdued, the Federal Open Market Committee (FOMC) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0.00% to 0.25%. On June 22, 2011, in its final statement of the six-month period, the Fed reiterated that the economic recovery “is proceeding at a moderate pace,” but that “recent labor market indicators have been weaker than anticipated.” It described the recent increase in inflation as temporary, suggesting that inflation pressures will ease going forward. While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

As recent headwinds subside, it is reasonable to expect markets to regain focus.

Now that it appears the debt ceiling has been increased and a U.S. default will be averted, money market participants and the broader bond market can get back to more fundamental and lasting concerns—chiefly, the economy. After avoiding short-term Treasuries in late July 2011, ahead of pending U.S. debt ceiling deadline, money market participants have returned to the U.S. short-term markets.1 Economic indicators released in the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory. Most indicators still point toward real GDP growth in the 2% to 3% range in the second half of 2011. While that is not enough to produce big employment gains, it might be sufficient to cause Treasury yields to retrace some of the late-July declines.

Don’t let short-term uncertainty derail long-term investment goals.

While periods of uncertainty can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, Wells Fargo Advantage Funds represents investments across a broad range of asset classes and investment styles with more than 110 mutual funds, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk.

1.	Comments expressed that do not fall within the reporting period are as of August 2, 2011.

While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

Economic indicators released in the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory.

4	Wells Fargo Advantage Minnesota Money Market Fund	Letter to Shareholders

In our opinion, diligent and earnest assessment of the fundamental characteristics of money market eligible securities will be a key differentiating factor between which investment strategies meet client expectations and which do not. At

Fargo Advantage Funds, we intend to continue the emphasis of principal preservation and high liquidity across our lineup of Wells Fargo Advantage Money Market Funds. In changing markets, we believe it is particularly important to have diligent investment analysts in charge of investor assets.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Performance Highlights

Wells Fargo Advantage Minnesota Money Market Fund

5

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from regular federal income tax and Minnesota individual income tax, while preserving capital and liquity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

James Randazzo

FUND INCEPTION

August 14, 2000

SECTOR DISTRIBUTION[1] (AS OF JULY 31,
2011)

EFFECTIVE MATURITY DISTRIBUTION[1] (AS OF JULY 31,
2011)

WEIGHTED AVERAGE MATURITY[2] (AS OF JULY 31,
2011)

7 Days

WEIGHTED AVERAGE FINAL MATURITY[3] (AS OF JULY 31,
2011)

7 Days

1.
Sector distribution and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.
Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a Fund’s sensitivity to potential interest rate changes.

3.
Weighted Average Final Maturity (WAFM): WAFM calculates a Fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the Fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a Fund’s potential sensitivity to credit spread changes.

6

Wells Fargo Advantage Minnesota Money Market Fund

Performance Highlights

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JULY 31, 2011)

Expense Ratios[5]

Inception Date

6 Months*

1 Year

5 Year

10 Year

Gross

Net[6]

Class A (WMNXX)

08/14/2000

0.00

0.01

1.14

1.12

0.89%

0.70%

Sweep Class

06/30/2010

0.01

0.01

1.14

1.12

1.24%

1.05%

*
Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[6] (AS OF JULY 31, 2011)

Class A

Sweep Class

7-Day Current Yield

0.01%

0.01%

7-Day Compound Yield

0.01%

0.01%

30-Day Simple Yield

0.01%

0.01%

30-Day Compound Yield

0.01%

0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.

An investment in a money market fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

4.
Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Class A shares, and has not been adjusted to reflect the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower.

5.
Reflects the expense ratios as stated in the most recent prospectuses.

6.
The Adviser has committed through May 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating
Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been
(0.80)%, and (1.15)% for Class A, and Sweep Class, respectively.

Fund Expenses

Wells Fargo Advantage Minnesota Money Market Fund

7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (if any) and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an
investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2011 to July 31, 2011.

Actual Expenses

The “Actual” line of the table below provides
information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as any contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 02-01-2011

Ending Account Value 07-31-2011

Expenses Paid During the Period¹

Net Annual Expense Ratio

Class A

Actual

$
1,000.00

$
1,000.05

$
1.09

0.22
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.70

$
1.10

0.22
%

Sweep Class

Actual

$
1,000.00

$
1,000.05

$
0.99

0.20
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.80

$
1.00

0.20
%

1.
Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8

Wells Fargo Advantage Minnesota Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Municipal Bonds and Notes: 93.41%

Minnesota: 93.41%

Other Municipal Debt: 1.31%

Regents of the University of Minnesota (Education Revenue)

0.13
%

10/05/2011

$
1,000,000

$
1,000,000

Variable Rate Demand Notes§: 92.10%

Andover MN Senior Housing Presbyterian Homes Incorporated Project (Housing Revenue, FNMA Insured)

0.15

11/15/2033

1,840,000

1,840,000

Becker MN Plymouth Foam Project (IDR, U.S. Bank NA LOC)

0.26

05/01/2019

1,560,000

1,560,000

Bloomington MN Norlan Partnership Series A-1 (Housing Revenue, FNMA Insured)

0.17

07/15/2032

900,000

900,000

Bloomington MN Presbyterian Homes (Housing Revenue, FHLMC Insured)

0.15

07/01/2038

1,250,000

1,250,000

Burnsville MN Bridgeway Apartments Project (Housing Revenue, FNMA Insured)

0.15

10/15/2033

400,000

400,000

City of St. Cloud MN (Health Revenue, Assured Guaranty Insured)

0.10

05/01/2042

1,950,000

1,950,000

Cohasset MN Power & Light Company Project A (IDR, LaSalle National Bank NA LOC)

0.11

06/01/2020

900,000

900,000

Cohasset MN Power & Light Company Project B (IDR, LaSalle Bank NA LOC)

0.13

06/01/2013

1,100,000

1,100,000

Cohasset MN Power & Light Company Project C (IDR, LaSalle Bank NA LOC)

0.13

06/01/2013

1,250,000

1,250,000

Coon Rapids MN Drake Apartments Project A (Housing Revenue, FNMA Insured)

0.17

06/15/2038

2,755,000

2,755,000

Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured)

0.17

01/15/2038

400,000

400,000

Dakota County MN RDA (Housing Revenue, FHLMC Insured)

0.11

06/01/2029

915,000

915,000

Duluth MN Seaway Port Authority Saint Lawrence Cement Incorporated Project (IDR, Wells Fargo Bank NA LOC)(q)

0.10

03/01/2020

3,000,000

3,000,000

East Grand Forks MN Solid Waste Disposal American Crystal Sugar Company Project (Miscellaneous Revenue, CoBank ACB LOC)

0.09

12/01/2021

4,000,000

4,000,000

Edina MN Edina Park Plaza (Housing Revenue, FHLMC Insured)

0.10

12/01/2029

560,000

560,000

Forest Lake MN Kilkenny Court Apartments Project (Housing Revenue, FNMA Insured)

0.10

08/15/2038

400,000

400,000

Maplewood MN Educational Facilities Mounds Park Academy Project (Education Revenue, U.S. Bank NA LOC)

0.10

10/01/2023

800,000

800,000

  Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-1 (Hospital Revenue, JPMorgan Chase Bank
LOC)

0.31

11/15/2035

2,950,000

2,950,000

  Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-2 (Hospital Revenue, JPMorgan Chase Bank
LOC)

0.20

11/15/2035

1,600,000

1,600,000

Minneapolis & St. Paul MN Metro Airports Commission Series A PUTTER DB-489 (Airport Revenue, AMBAC Insured)

0.08

01/01/2030

3,265,000

3,265,000

Minneapolis MN MacPhail Center for Music Project (Miscellaneous Revenue, U.S. Bank NA LOC)

0.33

08/01/2036

300,000

300,000

Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)

0.33

05/01/2026

1,736,000

1,736,000

Minneapolis MN People Serving People Project Series A (Miscellaneous Revenue, U.S. Bank NA LOC)

0.33

10/01/2021

1,900,000

1,900,000

Minnesota Agriculture & EDA Como Partnership Project Series 1996 (IDR, U.S. Bank NA LOC)

0.23

05/01/2016

690,000

690,000

Minnesota Bond Securitization Trust Series S1 (Housing Revenue, PNC Bank NA LOC)

0.23

02/01/2027

1,480,000

1,480,000

Minnesota HFA Residential Housing Finance Project Series C (Housing Revenue, FHLB Insured)

0.16

07/01/2036

1,900,000

1,900,000

Minnesota State Concordia University Series P1 (Education Revenue, U.S. Bank NA LOC)

0.30

04/01/2027

1,300,000

1,300,000

Minnesota State HEFAR Carleton College Series 5G (Education Revenue, JPMorgan Chase Bank LOC)

0.06

11/01/2029

400,000

400,000

Portfolio of Investments—July 31, 2011 (Unaudited)

Wells Fargo Advantage Minnesota Money Market Fund

9

Security Name

Interest Rate

Maturity Date

Principal

Value

Variable Rate Demand Notes§ (continued)

Minnesota State HEFAR Hamline University Series 6E1 (Education Revenue, Harris NA LOC)

0.09
%

10/01/2016

$
1,325,000

$
1,325,000

Minnesota State HEFAR Olaf College Five M2 (Education Revenue, Harris NA LOC)

0.33

10/01/2020

1,745,000

1,745,000

Minnesota State HFA Residential Housing Series 1 (Housing Revenue, GO of Agency Insured)

0.16

01/01/2036

155,000

155,000

Minnesota State Higher Education Facilities Authority Series 6-E2 (Education Revenue, Harris NA LOC)

0.09

10/01/2025

3,450,000

3,450,000

Minnesota State University of St. Thomas Series 5C (Education Revenue, U.S. Bank NA LOC)

0.07

04/01/2025

300,000

300,000

Minnetonka MN Housing Facilities Beacon Hill (Housing Revenue, FNMA Insured)

0.15

05/15/2034

270,000

270,000

Oakdale MN Cottage Homesteads of Aspen (Housing Revenue, FHLMC Insured)

0.20

06/01/2045

2,300,000

2,300,000

Plymouth MN at the Lake Apartments Project (Housing Revenue, FHLMC Insured)

0.17

08/01/2034

1,900,000

1,900,000

Ramsey County MN Housing & Redevelopment Gateway Apartments LP Series A (Housing Revenue, LaSalle Bank NA LOC)

0.15

10/01/2038

1,150,000

1,150,000

Rochester MN Health Care Facilities Mayo Foundation (Hospital Revenue, Bank of America NA LOC)

0.04

08/15/2032

1,650,000

1,650,000

Rush City MN Plastech Corporation Project (IDR, U.S. Bank NA LOC)

0.13

09/01/2014

975,000

975,000

St. Paul MN Housing & RDA Leased Housing Association Series A (Housing Revenue, LaSalle Bank NA LOC)

0.19

09/01/2035

595,000

595,000

St. Paul MN Housing & RDA Science Museum of Minnesota Series A (Miscellaneous Revenue, U.S. Bank NA LOC)

0.08

05/01/2027

300,000

300,000

St. Paul MN Port Authority District Heating Series 14-S (Utilities Revenue, Deutsche Bank AG LOC)

0.05

12/01/2028

1,450,000

1,450,000

St. Paul MN Port Authority District Heating Series 7-Q (Utilities Revenue, Deutsche Bank AG LOC)

0.05

12/01/2028

375,000

375,000

St. Paul MN Port Authority District Series 12EE (Utilities Revenue, Deutsche Bank AG LOC)

0.10

03/01/2029

150,000

150,000

St. Paul MN Port Authority District Series 9BB (Utilities Revenue, Deutsche Bank AG LOC)

0.05

03/01/2029

1,370,000

1,370,000

St. Paul MN Port Authority Tax Increment Westgate Office & Industrial Center Project (Tax Revenue, U.S. Bank NA LOC)

0.05

02/01/2015

2,460,000

2,460,000

Stevens County MN Solid Waste Disposal Riverview Dairy Project Series 2007 (Miscellaneous Revenue, AgCountry Farm Credit LOC)

0.19

08/01/2032

3,650,000

3,650,000

Swift County MN Solid Waste Disposal East Dublin Dairy LLP Project Series 2008 (Miscellaneous Revenue, AgCountry Farm Credit LOC)

0.19

04/01/2033

3,250,000

3,250,000

70,321,000

Total Investments in Securities

(Cost $71,321,000)*

93.41
%

71,321,000

Other Assets and Liabilities, Net

6.59

5,032,824

Total Net Assets

100.00
%

$
76,353,824

(q)
Credit enhancement is provided by an affiliate.

§
These securities are subject to a demand feature which reduces the effective maturity.

*
Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

10

Wells Fargo Advantage Minnesota Money Market Fund

Statement of Assets and Liabilities—July 31, 2011 (Unaudited)

Assets

Investments in unaffiliated securities, at amortized cost

$
71,321,000

Cash

4,012,095

Receivable for investments sold

1,020,003

Receivable for interest

9,775

Receivable from adviser

41,423

Prepaid expenses and other assets

6,301

Total assets

76,410,597

Liabilities

Distribution fees payable

35

Due to other related parties

19,916

Shareholder servicing fees payable

18,270

Professional fees payable

14,724

Shareholder report expenses payable

3,828

Total liabilities

56,773

Total net assets

$
76,353,824

NET ASSETS CONSIST OF

Paid-in capital

$
76,347,061

Accumulated net realized gains on investments

6,763

Total net assets

$
76,353,824

COMPUTATION OF NET ASSET VALUE PER SHARE[1]

Net assets – Class A

$
76,229,105

Shares outstanding – Class A

76,222,127

Net asset value per share – Class A

$1.00

Net assets – Sweep Class

$
124,719

Shares outstanding – Sweep Class

124,707

Net asset value per share – Sweep Class

$1.00

1.
The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended July 31, 2011 (Unaudited)

Wells Fargo Advantage Minnesota Money Market Fund

11

Investment income

Interest

$
104,942

Expenses

Advisory fee

138,863

Administration fees

Fund level

23,144

Class A

101,704

Sweep Class

128

Shareholder servicing fees

Class A

109,269

Sweep Class

146

Distribution fees

Sweep Class

204

Custody and accounting fees

3,103

Professional fees

17,757

Registration fees

3,904

Shareholder report expenses

5,951

Trustees’ fees and expenses

5,245

Other fees and expenses

2,200

Total expenses

411,618

Less: Fee waivers and/or expense reimbursements

(311,305
)

Net expenses

100,313

Net investment income

4,629

Net realized gains on investments

10,313

Net increase in net assets resulting from operations

$
14,942

The accompanying notes are an integral part of these financial statements.

12

Wells Fargo Advantage Minnesota Money Market Fund

Statements of Changes in Net Assets

  Six Months Ended
 July 31, 2011
(Unaudited)

  Year Ended
January 31, 2011[1]

  Year Ended
February 28, 2010

Operations

Net investment income

$
4,629

$
10,367

$
38,886

Net realized gains (losses) on investments

10,313

(3,544
)

17,517

Net increase in net assets resulting from operations

14,942

6,823

56,403

Distributions to shareholders from

Net investment income

Class A

(4,623
)

(10,361
)

(38,886
)

Sweep Class

(6
)

(6
)[2]

NA

Net realized gains

Class A

0

0

(63,082
)

Total distributions to shareholders

(4,629
)

(10,367
)

(101,968
)

Shares

Shares

Shares

Capital share transactions

Proceeds from shares sold

Class A

153,944,736

153,944,736

329,576,575

329,576,575

308,250,015

308,250,015

Sweep Class

162,182

162,182

101,418
[2]

101,418
[2]

NA

NA

154,106,918

329,677,993

308,250,015

Reinvestment of distributions

Class A

4,313

4,313

10,094

10,094

97,395

97,395

Sweep Class

6

6

6
[2]

6
[2]

NA

NA

4,319

10,100

97,395

Payment for shares redeemed

Class A

(175,319,472
)

(175,319,472
)

(367,527,065
)

(367,527,065
)

(352,458,754
)

(352,458,754
)

Sweep Class

(138,905
)

(138,905
)

0
[2]

0
[2]

NA

NA

(175,458,377
)

(367,527,065
)

(352,458,754
)

Net decrease in net assets resulting from capital share transactions

(21,347,140
)

(37,838,972
)

(44,111,344
)

Total decrease in net assets

(21,336,827
)

(37,842,516
)

(44,156,909
)

Net assets

Beginning of period

97,690,651

135,533,167

179,690,076

End of period

$
76,353,824

$
97,690,651

$
135,533,167

1.
For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.
Class commenced operations on June 30, 2010.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Wells Fargo Advantage Minnesota Money Market Fund

13

(For a share outstanding throughout each period)

Six Months Ended July 31, 2011 (Unaudited)

Year Ended January 31, 2011[1]

Year Ended February 28,

Class A

2010

2009

2008

2007

2006[2]

Net asset value, beginning of period

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

Net investment income

0.00
[3]

0.00
[3]

0.00
[3]

0.01

0.03

0.03

0.02

Net realized gains (losses) on investments

0.00
[3]

(0.00
)[3]

0.00

0.00

0.00

0.00

0.00

Total from investment operations

0.00
[3]

0.00
[3]

0.00
[3]

0.01

0.03

0.03

0.02

Distributions to shareholders from

Net investment income

(0.00
)[3]

(0.00
)[3]

(0.00
)[3]

(0.01
)

(0.03
)

(0.03
)

(0.02
)

Net realized gains

0.00

0.00

(0.00
)[3]

0.00

0.00

0.00

0.00

Total distributions to shareholders

(0.00
)[3]

(0.00
)[3]

(0.00
)[3]

(0.01
)

(0.03
)

(0.03
)

(0.02
)

Net asset value, end of period

$1.00

$1.00

$1.00

$1.00

$1.00

$1.00

$1.00

  Total
return[4]

0.00
%

0.01
%

0.08
%

1.24
%

2.77
%

2.78
%

1.75
%

Ratios to average net assets (annualized)

Gross expenses

0.89
%

0.86
%

0.95
%

0.90
%

0.88
%

0.90
%

0.88
%

Net expenses

0.22
%

0.33
%

0.49
%

0.82
%

0.80
%

0.80
%

0.80
%

Net investment income

0.01
%

0.01
%

0.03
%

1.22
%

2.71
%

2.73
%

1.90
%

Supplemental data

Net assets, end of period (000’s omitted)

$76,229

$97,589

$135,533

$179,690

$182,601

$118,011

$138,917

1.
For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.
For the eleven months ended February 28, 2006. The Fund changed its fiscal year end from March 31 to February 28, effective February 28, 2006.

3.
Amount is less than $0.005.

4.
Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14

Wells Fargo Advantage Minnesota Money Market Fund

Financial Highlights

(For a share outstanding throughout each period)

Sweep Class

  Six Months Ended July 31,
2011 (Unaudited)

Year Ended January 31,
2011[1]

Net asset value, beginning of period

$
1.00

$
1.00

Net investment income

0.00
[2]

0.00
[2]

Net realized gains (losses) on investments

0.00
[2]

(0.00
)[2]

Total from investment operations

0.00
[2]

0.00
[2]

Distributions to shareholders from

Net investment income

(0.00
)[2]

(0.00
)[2]

Net asset value, end of period

$
1.00

$
1.00

  Total
return[3]

0.01
%

0.01
%

Ratios to average net assets (annualized)

Gross expenses

1.26
%

1.23
%

Net expenses

0.20
%

0.32
%

Net investment income

0.01
%

0.01
%

Supplemental data

Net assets, end of period (000’s omitted)

$125

$101

1.
For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.
Amount is less than $0.005.

3.
Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)

Wells Fargo Advantage Minnesota Money Market Fund

15

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Minnesota Municipal Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment
income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of January 31, 2011, the Fund had estimated net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $3,550 expiring in 2019.

Under the recently enacted Regulated Investment Company Modernization Act of
2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ
principally in distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses

16

Wells Fargo Advantage Minnesota Money Market Fund

Notes to Financial Statements (Unaudited)

pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are
determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■

Level 1 – quoted prices in active markets for identical securities

■

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major
security types can be found in the Fund’s Portfolio of Investments.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of
Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. For the six months ended July 31, 2011, the advisory fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.05%
and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.22% of the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Notes to Financial Statements (Unaudited)

Wells Fargo Advantage Minnesota Money Market Fund

17

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Sweep Class shares and paid to Wells Fargo Funds
Distributor, LLC, the principal underwriter of the Fund, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more
shareholder servicing agents, whereby Class A and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in
issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

6. INDEMNIFICATION

Under the
Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and
Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and
Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of July 31, 2011, management of the
Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

18

Wells Fargo Advantage Minnesota Money Market Fund

Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended
June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

Other Information (Unaudited)

Wells Fargo Advantage Minnesota Money Market Fund

19

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the
Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Wells Fargo Funds Trust,
Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth

Position Held and Length of Service

Principal Occupations During Past Five Years

Other Directorships During Past Five Years

Peter G. Gordon (Born 1942)

Trustee, since 1998; Chairman, since 2005

Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College

Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)

Trustee, since 2009

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth
Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of
Business. Mr. Harris is a certified public accountant.

CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)

Trustee, since 2008

Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms.
Johnson is an attorney, certified public accountant and a certified managerial accountant.

Asset Allocation Trust

Leroy Keith, Jr. (Born 1939)

Trustee, since 2010

Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director,
Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.

Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation
Trust

David F. Larcker (Born 1950)

Trustee, since 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research
Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.

Asset Allocation Trust

Olivia S. Mitchell (Born 1953)

Trustee, since 2006

International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the
University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University
Professor from 1978 to 1993.

Asset Allocation Trust

20

Wells Fargo Advantage Minnesota Money Market Fund

Other Information (Unaudited)

Name and Year of Birth

Position Held and Length of Service

Principal Occupations During Past Five Years

Other Directorships During Past Five Years

Timothy J. Penny (Born 1951)

Trustee, since 1996

President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute
Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Asset Allocation Trust

Michael S. Scofield (Born 1943)

Trustee, since 2010

Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s
Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman,
Branded Media Corporation (multi-media branding company).

Asset Allocation Trust

Donald C. Willeke (Born 1940)

Trustee, since 1996

Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.

Asset Allocation Trust

Officers

Name and Year of Birth

Position Held and Length of Service

Principal Occupations During Past Five Years

Karla M. Rabusch (Born 1959)

President, since 2003

Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and
Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman (Born 1960)

Secretary, since 2000; Chief Legal Counsel, since 2003

Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank,
N.A. since 1996.

Kasey Phillips (Born 1970)

Treasurer, since 2008

Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC
from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi (Born 1975)

Assistant Treasurer, since 2009

Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to
2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma (Born 1974)

Assistant Treasurer, since 2009

Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC
from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Debra Ann Early (Born 1964)

Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007.
Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.
The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

Other Information (Unaudited)

Wells Fargo Advantage Minnesota Money Market Fund

21

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

California Municipal Money Market Fund, Minnesota Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, New
Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund

(Not all of the
funds described in this Board considerations section are part of this shareholder report. This shareholder report only relates to Minnesota Money Market Fund.)

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all
the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the California Municipal Money Market Fund, Minnesota Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market
Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund (collectively, the “Funds”); and (ii) an investment sub-advisory agreement with Wells Capital Management
Incorporated (“Wells Capital Management”) for each of the Funds. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the
“Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The
Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature,
extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’
independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Board evaluated the
ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds
Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to each Fund specifically as it considered appropriate. Although the Board considered the continuation of the
Advisory Agreements for each of the Funds as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for each of the Funds was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the
Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors,

22

Wells Fargo Advantage Minnesota Money Market Fund

Other Information (Unaudited)

together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by Funds Management and Wells Capital Management.

Fund
performance and expenses

The Board considered the performance results for each of the Funds over various time periods ended December 31,
2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that were determined by Lipper Inc. (“Lipper”) to be similar to the Funds, and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of each of the Funds was generally higher than or in range of the median performance of the Universe for the periods under review, except that the longer-term performance of the Minnesota Money Market Fund was lower than the median performance of the Universe.

The Board received and considered information regarding each Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to each Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in a Fund’s Expense Group. The Board noted that the net operating expense ratios of the Service Class, Administrator Class and Institutional Class of each of the Funds were in range of each Fund’s respective
Expense Group’s median net operating expense ratio. The Board also noted that the net operating expense ratios of the Class A and Sweep Class of each of the Funds were higher than each Fund’s respective Expense Group’s median net operating expense ratio and that the net operating expense ratio of the Municipal Money Market Fund (Investor Class) was not appreciably higher than the Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Funds’ administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory
Agreement Rates”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the
“Net Advisory Rates”).

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in each Fund’s Expense Group median. The Board noted that the Advisory Agreement Rates for each of the Funds were in range of the median rate of each Fund’s Expense Group, except for the Municipal Money Market Fund and the New York Municipal Money Market Fund (Sweep Class). The Board noted that the Net Advisory Rates for the Service Class, Administrator Class and the Institutional Class of each of the Funds were lower than or in range of the median rate of each
Fund’s Expense Group. The Board noted that the Net Advisory Rate for the Investor Class, Class A and Sweep Class of each of the Funds was not appreciably higher than the median rate for the Fund’s Expense, except for the Sweep Class of the
Municipal Money Market Fund, New Jersey Municipal Money Market Fund and the New York Municipal Money Market Fund. The Board further noted that Funds Management had agreed to continue and, in certain instances, reduce contractual fee cap arrangements for the Funds designed to lower the Funds’ expenses.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens

Other Information (Unaudited)

Wells Fargo Advantage Minnesota Money Market Fund

23

and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

In each case, the Board determined that the Advisory Agreement Rates for the Funds, both with and without administration fee rates and before and after waivers, were acceptable in light of the Funds’ Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the
Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board
received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of each Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Funds to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to any of the Funds, individually or in the aggregate, was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With
respect to possible economies of scale, the Board reviewed the breakpoints in each Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rates of the Funds (as a percentage of Fund assets) as the
Funds grow in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Funds. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor,
LLC, an affiliate of Funds Management, serves as distributor to the Funds and receives certain compensation for those services. The Board noted that the Funds pay sub-transfer agency fees to various financial institutions, including affiliates of
Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Funds’ shares, including the multiple channels through which the Funds’ shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed

24

Wells Fargo Advantage Minnesota Money Market Fund

Other Information (Unaudited)

materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations

Wells Fargo Advantage Minnesota Money Market Fund

25

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG
— Association of Bay Area Governments

ACB
— Agricultural Credit Bank

ADR
— American Depositary Receipt

ADS
— American Depository Shares

AGC-ICC
— Assured Guaranty Corporation - Insured Custody Certificates

AGM
— Assured Guaranty Municipal

AMBAC
— American Municipal Bond Assurance Corporation

AMT
— Alternative Minimum Tax

ARM
— Adjustable Rate Mortgages

AUD
— Australian Dollar

BAN
— Bond Anticipation Notes

BART
— Bay Area Rapid Transit

BHAC
— Berkshire Hathaway Assurance Corporation

BRL
— Brazil Real

CAD
— Canadian Dollar

CCAB
— Convertible Capital Appreciation Bond

CDA
— Community Development Authority

CDO
— Collateralized Debt Obligation

CDSC
— Contingent Deferred Sales Charge

CGIC
— Capital Guaranty Insurance Company

CGY
— Capital Guaranty Corporation

CHF
— Swiss Franc

CIFG
— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee

COP
— Certificate of Participation

CP
— Commercial Paper

CR
— Custody Receipts

CTF
— Common Trust Fund

DEM
— Deutsche Mark

DKK
— Danish Krone

DRIVER
— Derivative Inverse Tax-Exempt Receipts

DW&P
— Department of Water & Power

DWR
— Department of Water Resources

ECFA
— Educational & Cultural Facilities Authority

EDFA
— Economic Development Finance Authority

ETET
— Eagle Tax-Exempt Trust

ETF
— Exchange-Traded Fund

EUR
— Euro

FFCB
— Federal Farm Credit Bank

FGIC
— Financial Guaranty Insurance Corporation

FHA
— Federal Housing Authority

FHAG
— Federal Housing Agency

FHLB
— Federal Home Loan Bank

FHLMC
— Federal Home Loan Mortgage Corporation

FNMA
— Federal National Mortgage Association

FRF
— French Franc

FSA
— Farm Service Agency

GBP
— Great British Pound

GDR
— Global Depositary Receipt

GNMA
— Government National Mortgage Association

GO
— General Obligation

HCFR
— Healthcare Facilities Revenue

HEFA
— Health & Educational Facilities Authority

HEFAR
— Higher Education Facilities Authority Revenue

HFA
— Housing Finance Authority

HFFA
— Health Facilities Financing Authority

HKD
— Hong Kong Dollar

HUD
— Housing & Urban Development

HUF
—  Hungarian Forint

IBC
— Insured Bond Certificate

IDA
— Industrial Development Authority

IDAG
— Industrial Development Agency

IDR
— Industrial Development Revenue

IEP
— Irish Pound

JPY
— Japanese Yen

KRW
— Republic of Korea Won

LIBOR
— London Interbank Offered Rate

LLC
— Limited Liability Company

LLP
— Limited Liability Partnership

LOC
— Letter of Credit

LP
— Limited Partnership

MBIA
— Municipal Bond Insurance Association

MFHR
— Multi-Family Housing Revenue

MFMR
— Multi-Family Mortgage Revenue

MMD
— Municipal Market Data

MSTR
— Municipal Securities Trust Receipts

MTN
— Medium Term Note

MUD
— Municipal Utility District

MXN
— Mexican Peso

MYR
— Malaysian Ringgit

NATL-RE
— National Public Finance Guarantee Corporation

NLG
— Netherlands Guilder

NOK
— Norwegian Krone

NZD
— New Zealand Dollar

PCFA
— Pollution Control Finance Authority

PCR
— Pollution Control Revenue

PFA
— Public Finance Authority

PFFA
— Public Facilities Financing Authority

PFOTER
— Puttable Floating Option Tax-Exempt Receipts

plc
— Public Limited Company

PLN
— Polish Zloty

PSFG
— Public School Fund Guaranty

PUTTER
— Puttable Tax-Exempt Receipts

R&D
— Research & Development

RDA
— Redevelopment Authority

RDFA
— Redevelopment Finance Authority

REIT
— Real Estate Investment Trust

RIB
— Residual Interest Bond

ROC
— Reset Option Certificates

SAVRS
— Select Auction Variable Rate Securities

SEK
— Swedish Krona

SFHR
— Single Family Housing Revenue

SFMR
— Single Family Mortgage Revenue

SGD
— Singapore Dollar

SKK
— Slovakian Koruna

SLMA
— Student Loan Marketing Association

SPDR
— Standard & Poor’s Depositary Receipts

STIT
— Short-Term Investment Trust

TAN
— Tax Anticipation Notes

TBA
— To Be Announced

TIPS
— Treasury Inflation-Protected Securities

TRAN
— Tax Revenue Anticipation Notes

TCR
— Transferable Custody Receipts

TRY
— Turkish Lira

TTFA
— Transportation Trust Fund Authority

USD
— Unified School District

XLCA
— XL Capital Assurance

ZAR
—  South African Rand

This page is intentionally left
blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail:
wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage
Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call
1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about
Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of
Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC
INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.

204801 09-11 SA305/SAR305 7-11

Wells Fargo Advantage Money
Market Fund

Semi-Annual Report

July 31,2011

Reduce clutter. Save trees.

Sign up for electronic delivery
of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any
forward-looking statements are as of July 31, 2011, unless otherwise noted and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK
GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932

Keystone creates one of the first mutual fund families.

1971

Wells Fargo & Company introduces one of the first institutional index funds.

1978

Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984

Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989

The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994

Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996

Evergreen Investments and Keystone Funds merge.

1997

Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999

Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002

Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005

The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United
States.

2006

Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010

The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage
Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides
institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is
built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo
Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor,
LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a
product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by
Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target
Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT
LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK
GUARANTEE  ¡   MAY LOSE VALUE

Not part of the
semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $221 billion in assets under management, as of July 31, 2011.

Equity Funds

Asia Pacific Fund

Global Opportunities Fund

Premier Large Company Growth Fund

C&B Large Cap Value Fund

Growth Fund

Small Cap Opportunities Fund

C&B Mid Cap Value Fund

Health Care Fund

Small Cap Value Fund

Capital Growth Fund

Index Fund

Small Company Growth Fund

Common Stock Fund

International Equity Fund

Small Company Value Fund

Disciplined U.S. Core Fund

International Value Fund

Small/Mid Cap Core Fund

Discovery Fund†

Intrinsic Small Cap Value Fund

Small/Mid Cap Value Fund

Diversified Equity Fund

Intrinsic Value Fund

Social Sustainability Fund†

Diversified International Fund

Intrinsic World Equity Fund

Special Mid Cap Value Fund

Diversified Small Cap Fund

Large Cap Core Fund

Special Small Cap Value Fund

Emerging Growth Fund

Large Cap Growth Fund

Specialized Technology Fund

Emerging Markets Equity Fund

Large Company Value Fund

Strategic Large Cap Growth Fund

Endeavor Select Fund†

Omega Growth Fund

Traditional Small Cap Growth Fund

Enterprise Fund†

Opportunity Fund†

Utility and Telecommunications Fund

Equity Value Fund

Precious Metals Fund

Bond Funds

Adjustable Rate Government Fund

Inflation-Protected Bond Fund

Short-Term Bond Fund

California Limited-Term Tax-Free Fund

Intermediate Tax/AMT-Free Fund

Short-Term High Yield Bond Fund

California Tax-Free Fund

International Bond Fund

Short-Term Municipal Bond Fund

Colorado Tax-Free Fund

Minnesota Tax-Free Fund

Strategic Municipal Bond Fund

Government Securities Fund

Municipal Bond Fund

Total Return Bond Fund

High Income Fund

North Carolina Tax-Free Fund

Ultra Short-Term Income Fund

High Yield Bond Fund

Pennsylvania Tax-Free Fund

Ultra Short-Term Municipal Income Fund

Income Plus Fund

Short Duration Government Bond Fund

Wisconsin Tax-Free Fund

Asset Allocation Funds

Asset Allocation Fund

WealthBuilder Equity Portfolio†

Target 2020 Fund†

Conservative Allocation Fund

  WealthBuilder Growth Allocation
Portfolio†

Target 2025 Fund†

Diversified Capital Builder Fund

  WealthBuilder Growth Balanced
Portfolio†

Target 2030 Fund†

Diversified Income Builder Fund

  WealthBuilder Moderate Balanced
Portfolio†

Target 2035 Fund†

Growth Balanced Fund

  WealthBuilder Tactical Equity
Portfolio†

Target 2040 Fund†

Index Asset Allocation Fund

Target Today Fund†

Target 2045 Fund†

Moderate Balanced Fund

Target 2010 Fund†

Target 2050 Fund†

  WealthBuilder Conservative Allocation
Portfolio†

Target 2015 Fund†

Target 2055 Fund†

Money Market Funds

100% Treasury Money Market Fund

Minnesota Money Market Fund

New Jersey Municipal Money Market Fund

California Municipal Money Market Fund

Money Market Fund

New York Municipal Money Market Fund

Cash Investment Money Market Fund

Municipal Cash Management Money Market Fund

Pennsylvania Municipal Money Market Fund

Government Money Market Fund

Municipal Money Market Fund

Prime Investment Money Market Fund

Heritage Money Market Fund†

National Tax-Free Money Market Fund

Treasury Plus Money Market Fund

Variable Trust Funds[1]

VT Discovery Fund†

VT Intrinsic Value Fund

VT Small Cap Growth Fund

VT Index Asset Allocation Fund

VT Omega Growth Fund

VT Small Cap Value Fund

VT International Equity Fund

VT Opportunity Fund†

VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.
The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells
Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM,
Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability
FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM,
Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage
WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones
Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo
Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025
FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow
Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells
Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050
FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage
Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells
Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund,
WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio,
Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and
VT Opportunity Fund, respectively.

Not part of
the semi-annual report.

2

Wells Fargo Advantage Money Market Fund

Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

While the FOMC
explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

Dear Valued Shareholder,

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Money Market Fund for the six-month period that ended July 31, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We believe this change will give you more convenient access to your fund data.

The period began modestly as improving economic optimism generally shifted investors toward equities and riskier assets and away from U.S. Treasuries and lower-yielding fixed-income securities. Returns from fixed income were modest in the opening months of 2011 but were generally still positive as U.S. Treasury yields incrementally climbed higher. But after the slow start, bond prices once again strongly improved, sparked by a sharp decline in U.S. Treasury prices in April that carried into May. Late in the period, lower-rated bonds declined in price more than the higher credit-quality tiers but not enough to outweigh the stronger performance from lower-rated securities during the period. Lower-quality and longer-maturity fixed-income securities generally outperformed higher-quality and shorter-maturity securities over the full period.

The activity within the broader bond market also resonated with money market participants. As the economic and credit environment reverberated from the ongoing sovereign debt concerns and softening economic data, many participants continued to balance a need for stability and desire for higher yields. The result has been good demand for domestic commercial paper and certificate of deposits. Also, in spite of all the discussion about sovereign debt, many money market participants continue to maintain some exposures to foreign banks based on the quality of their fundamentals. By focusing more on the fundamentals and taking a more selective approach to the short-term security market helped the markets avoid the severe yield volatility or significant flight-to-quality experienced during the spring of 2010, when the Greek sovereign debt crisis first emerged.

The global economic “recovery” hit a snag, but the end of 2011 could regain momentum.

The U.S. economic recovery that began in mid-2009 and gained further momentum throughout 2010, particularly during the fourth quarter, has failed to maintain that level of growth through the first seven months of 2011. For example, gross domestic product (GDP), the broadest measure of economic activity, grew at an annualized rate of 3.1% in the fourth quarter of 2010, only to slow dramatically during the first quarter of 2011. The latest revision to first-quarter GDP data during the period indicated that the economy grew at an annualized rate of 0.4% during the first quarter of 2011. While still positive, it’s a much slower pace of growth than experienced in the second half of 2010 and notably lower than consensus forecasts. Nevertheless, the advance estimate of second-quarter 2011 GDP, which was released on July 29, 2011, was 1.3%, suggesting that the U.S. economy continues to expand, though at a slow and uneven pace.

Jobs and housing remained troublesome.

The July 2011 unemployment rate in the U.S. was reported at 9.1%, down from 9.5% a year earlier but still notably higher than historical averages.
Unfortunately,

Letter to Shareholders

Wells Fargo Advantage Money Market Fund

3

the drop may be more attributable to a decline in the labor force than to a meaningful uptick in hiring. The level of job creation in 2011 has been trending below historical averages, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite some tentative late-year signs of stabilization. That said, persistent weakness in the labor and housing markets bears close watching in the months ahead.

Other economic data in the U.S. has been more encouraging, reflecting greater confidence in the sustainability of the expansion on the part of both consumers and businesses. Retail sales came in strong at certain points during the period and industrial production and new orders have picked up. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and information technology. Core inflation, which excludes volatile food and energy prices, remained benign.

The Federal Reserve believes the economic recovery will accelerate in future quarters.

With inflation subdued, the Federal Open Market Committee (FOMC) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0.00% to 0.25%. On June 22, 2011, in its final statement of the six-month period, the Fed reiterated that the economic recovery “is proceeding at a moderate pace,” but that “recent labor market indicators have been weaker than anticipated.” It described the recent increase in inflation as temporary, suggesting that inflation pressures will ease going forward. While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

As recent headwinds subside, it is reasonable to expect markets to regain focus.

Now that it appears the debt ceiling has been increased and a U.S. default will be averted, money market participants and the broader bond market can get back to more fundamental and lasting concerns-chiefly, the economy. After avoiding short-term Treasuries in late July 2011, ahead of pending U.S. debt ceiling deadline, money market participants have returned to the U.S. short-term markets.1 Economic indicators released in the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory. Most indicators still point toward real GDP growth in the
2% to 3% range in the second half of 2011. While that is not enough to produce big employment gains, it might be sufficient to cause Treasury yields to retrace some of the late-July declines.

Don’t let short-term uncertainty derail long-term investment goals.

While
periods of uncertainty can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, Wells Fargo
Advantage Funds represents investments across a broad range of asset

1.
Comments expressed that do not fall within the reporting period are as of August 2, 2011.

Economic indicators released in
the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory.

4

Wells Fargo Advantage Money Market Fund

Letter to Shareholders

classes and investment styles with more than 110 mutual funds, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk.

In our opinion, diligent and earnest assessment of the fundamental characteristics of money market eligible securities will be a key differentiating factor between which investment strategies meet client expectations and which do not. At Wells Fargo Advantage Funds, we intend to continue the emphasis of principal preservation and high liquidity across our lineup of Wells Fargo Advantage Money Market Funds. In changing markets, we believe it is particularly important to have diligent investment analysts in charge of investor assets.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Performance Highlights (Unaudited)

Wells Fargo Advantage Money Market Fund

5

INVESTMENT OBJECTIVE

The Fund seeks current income, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

Laurie White

FUND INCEPTION

July 1, 1992

  PORTFOLIO
COMPOSITION[1]   (AS OF JULY 31,
2011)

  EFFECTIVE MATURITY
DISTRIBUTION[1]    (AS OF JULY 31,
2011)

  WEIGHTED AVERAGE
MATURITY[2]   (AS OF JULY 31,
2011)

22 Days

  WEIGHTED AVERAGE
MATURITY[3]   (AS OF JULY 31,
2011)

38 Days

1.
Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.
Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.
Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the Fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

6

Wells Fargo Advantage Money Market Fund

Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JULY 31, 2011)

Expense Ratios[5]

Inception Date

6 Months*

1 Year

5 Year

10 Year

Gross

Net[6]

Class A (STGXX)

07/01/1992

0.00

0.01

1.78

1.71

0.81%

0.70%

Class B**

07/01/1992

1.56%

1.45%

Without Sales Charge

0.00

0.01

1.39

1.25

Including Sales Charge

(5.00
)

(4.99
)

1.01

1.25

Class C

06/30/2010

1.56%

1.45%

Without Sales Charge

0.00

0.01

1.39

1.21

Including Sales Charge

(1.00
)

(0.99
)

1.39

1.21

Daily Class

06/30/2010

0.00

0.01

1.78

1.71

1.06%

1.03%

Investor Class (WMMXX)

04/08/2005

0.00

0.01

1.85

1.76

0.84%

0.65%

Service Class (WMOXX)

06/30/2010

0.00

0.01

1.85

1.76

0.71%

0.50%

*
Returns for periods of less than one year are not annualized.

**
Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges, as well as for investment in connection with non-commission purchases.

  FUND YIELD
SUMMARY[6]   (AS OF JULY 31,
2011)

Class A

Class B

Class C

  Daily
class

  Investor
Class

  Service
Class

7-Day Current Yield

0.01%

0.01%

0.01%

0.01%

0.01%

0.01%

7-Day Compound Yield

0.01%

0.01%

0.01%

0.01%

0.01%

0.01%

30-Day Simple Yield

0.01%

0.01%

0.01%

0.01%

0.01%

0.01%

30-Day Compound Yield

0.01%

0.01%

0.01%

0.01%

0.01%

0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Performance shown without sales charges would be lower if sales charges were reflected. Current month-end performance is available at the Fund’s website, www.wellsfargo.com/advantagefunds.

Class A shares, Daily Class shares, Investor Class, and Service
Class shares are sold without a front-end sales charge or contingent deferred sales charge. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 5.00%. For Class C shares, the maximum CDSC is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

4.
Historical performance shown for the Service Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Class C shares prior to their inception reflects the performance of the Class B shares. Class B and Class
C shares have the same expenses. Historical performance shown for the Daily Class shares prior to their inception reflects the performance of the Class A shares, and has not been adjusted to reflect the higher expenses applicable to the Daily
Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for the Investor Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns would be higher.

5.
Reflects the expense ratios as stated in the most recent prospectuses.

6.
The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating
Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been
(0.58)%, (1.33)%, (1.33)%, (0.83)%, (0.61)% and (0.48)% for Class A, Class B, Class C, Daily Class, Investor Class and Service Class, respectively.

Fund Expenses

Wells Fargo Advantage Money Market Fund

7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (if any) and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an
investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2011 to July 31, 2011.

Actual Expenses

The “Actual” line of the table below provides
information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as any contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 02-01-2011

Ending Account Value 07-31-2011

Expenses Paid During the Period¹

Net Annual Expense Ratio

Class A

Actual

$
1,000.00

$
1,000.05

$
1.34

0.27
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.46

$
1.35

0.27
%

Class B

Actual

$
1,000.00

$
1,000.05

$
1.34

0.27
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.46

$
1.35

0.27
%

Class C

Actual

$
1,000.00

$
1,000.05

$
1.34

0.27
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.46

$
1.35

0.27
%

Daily Class

Actual

$
1,000.00

$
1,000.05

$
1.34

0.27
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.46

$
1.35

0.27
%

Investor Class

Actual

$
1,000.00

$
1,000.05

$
1.34

0.27
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.46

$
1.35

0.27
%

Service Class

Actual

$
1,000.00

$
1,000.05

$
1.34

0.27
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.46

$
1.35

0.27
%

1.
Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8

Wells Fargo Advantage Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Certificates of Deposit: 19.06%

Banco Del Estado De Chile

0.21
%

08/04/2011

$
20,000,000

$
20,000,000

Bank of Montreal

0.11

08/23/2011

22,000,000

22,000,000

Bank of Montreal

0.12

08/24/2011

5,000,000

5,000,000

Bank of Montreal

0.12

08/26/2011

43,000,000

43,000,000

Bank of Nova Scotia±

0.22

08/09/2011

7,000,000

7,000,000

Barclays Bank plc (New York)±

0.59

04/16/2012

17,000,000

17,000,000

Barclays Bank plc (New York)±

0.65

01/17/2012

40,000,000

40,000,000

Barclays Bank plc (New York)±

0.69

10/24/2011

22,000,000

22,000,000

Commerzbank (London)

0.15

08/01/2011

35,000,000

35,000,000

Credit Agricole

0.16

08/01/2011

45,000,000

45,000,000

Credit Agricole

0.23

08/12/2011

25,000,000

25,000,000

Credit Agricole

0.23

08/15/2011

40,000,000

40,000,000

Credit Industriel et Commercial

0.11

08/01/2011

13,000,000

13,000,000

Credit Suisse (New York)±

0.25

09/02/2011

45,000,000

45,000,346

DG Bank (New York)

0.23

08/15/2011

48,000,000

48,000,000

Groupe BPCE

0.13

08/01/2011

35,000,000

35,000,000

KBC Bank NV Brussels

0.15

08/01/2011

29,000,000

29,000,000

National Bank of Canada±

0.35

09/21/2011

10,000,000

10,000,000

National Bank of Canada±

0.36

10/07/2011

35,000,000

35,000,000

Natixis Corporation±

0.34

08/15/2011

15,000,000

15,000,180

Natixis NY Branch±

0.50

08/08/2011

35,000,000

35,000,000

Nordea Bank Funding plc

0.15

09/14/2011

32,000,000

32,000,000

Nordea Bank Funding plc

0.15

09/19/2011

32,000,000

32,000,000

Norinchukin Bank

0.15

08/01/2011

12,000,000

12,000,000

Norinchukin Bank

0.15

08/02/2011

35,000,000

35,000,000

Rabobank Nederland NV±

0.27

12/06/2011

30,000,000

30,000,000

Rabobank Nederland NV±

0.27

01/10/2012

30,000,000

30,000,000

Rabobank Nederland NV

0.27

10/21/2011

27,000,000

27,000,000

Rabobank Nederland NV

0.28

04/24/2012

14,000,000

13,999,480

Rabobank Nederland NV±

0.29

08/08/2011

25,000,000

25,000,600

Royal Bank of Scotland plc±

0.44

10/31/2011

20,000,000

20,000,000

Royal Bank of Scotland plc±

0.47

09/13/2011

45,000,000

45,000,000

Skandinaviska Enskilda Banken AB

0.20

09/15/2011

25,000,000

25,000,000

Skandinaviska Enskilda Banken AB

0.20

09/19/2011

17,000,000

17,000,000

Skandinaviska Enskilda Banken AB

0.22

09/14/2011

35,250,000

35,248,277

Societe Generale (New York)

0.51

08/12/2011

47,000,000

47,000,000

Sumitomo Trust & Banking Corporation

0.14

08/03/2011

70,000,000

70,000,000

Sumitomo Trust & Banking Corporation

0.15

08/02/2011

40,000,000

40,000,000

Sumitomo Trust & Banking Corporation

0.15

08/04/2011

20,000,000

20,000,000

Svenska Handsbanken AB

0.17

08/04/2011

20,000,000

20,000,008

Toronto-Dominion Bank

0.12

08/19/2011

40,000,000

40,000,000

Toronto-Dominion Bank

0.12

08/22/2011

30,000,000

30,000,000

Toronto-Dominion Bank

0.17

08/02/2011

35,000,000

35,000,058

Toronto-Dominion Bank±

0.27

01/12/2012

25,000,000

25,000,000

Total Certificates of Deposit (Cost $1,292,248,949)

1,292,248,949

Commercial Paper: 49.76%

Asset-Backed Commercial Paper: 34.72%

Alpine Securitzation Corporation††^

0.13

08/19/2011

46,000,000

45,996,780

Alpine Securitzation Corporation††^

0.13

08/23/2011

7,000,000

6,999,401

Alpine Securitzation Corporation††^

0.13

08/26/2011

39,000,000

38,996,208

Portfolio of Investments—July 31, 2011 (Unaudited)

Wells Fargo Advantage Money Market Fund

9

Security Name

Interest Rate

Maturity Date

Principal

Value

Asset-Backed Commercial Paper (continued)

Amsterdam Funding Corporation††^

0.15
%

08/25/2011

$
3,700,000

$
3,699,605

Amsterdam Funding Corporation††^

0.15

08/30/2011

12,000,000

11,998,453

Amsterdam Funding Corporation††^

0.22

08/22/2011

4,000,000

3,999,463

Antalis US Funding Corporation††^

0.00

08/01/2011

31,000,000

31,000,000

Arabella Finance LLC††^

0.38

08/08/2011

22,000,000

21,998,161

Argento Funding Companies Limited††^

0.17

08/24/2011

33,000,000

32,996,103

Argento Funding Companies Limited††^

0.19

08/04/2011

6,000,000

5,999,875

Argento Funding Companies Limited††^

0.19

08/05/2011

10,000,000

9,999,733

Argento Funding Companies Limited††^

0.21

09/07/2011

14,000,000

13,996,835

Argento Funding Companies Limited††^

0.21

09/09/2011

6,000,000

5,998,570

Argento Funding Companies Limited††^

0.23

08/09/2011

8,000,000

7,999,538

Argento Funding Companies Limited††^

0.25

09/20/2011

9,000,000

8,996,875

Argento Funding Companies Limited††^

0.29

08/08/2011

20,000,000

19,998,717

Aspen Funding Corporation††^

0.16

08/11/2011

15,000,000

14,999,250

Atlantic Asset Securitization Corporation††^

0.11

08/02/2011

10,000,000

9,999,938

Autobahn Funding Company LLC††^

0.00

08/01/2011

109,000,000

109,000,000

Barton Capital Corporation††^

0.00

08/01/2011

35,000,000

35,000,000

Bryant Park Funding LLC††^

0.14

08/22/2011

25,000,000

24,997,813

Bryant Park Funding LLC††^

0.14

08/24/2011

9,000,000

8,999,138

CAFCO LLC††^

0.17

09/20/2011

5,000,000

4,998,819

Cancara Asset Securitization LLC††^

0.15

08/10/2011

10,000,000

9,999,575

Cancara Asset Securitization LLC††^

0.18

08/30/2011

19,000,000

18,997,092

Cancara Asset Securitization LLC††^

0.20

09/07/2011

8,000,000

7,998,273

Cancara Asset Securitization LLC††^

0.20

09/08/2011

4,000,000

3,999,113

Cancara Asset Securitization LLC††^

0.21

08/08/2011

10,000,000

9,999,533

Cancara Asset Securitization LLC††^

0.21

08/12/2011

6,000,000

5,999,578

Cancara Asset Securitization LLC††^

0.21

09/20/2011

50,000,000

49,985,417

Cancara Asset Securitization LLC††^

0.25

09/19/2011

19,000,000

18,993,535

Chariot Funding LLC††^

0.12

08/15/2011

43,000,000

42,997,748

Chariot Funding LLC††^

0.12

08/17/2011

1,000,000

999,942

Chariot Funding LLC††^

0.14

08/16/2011

50,000,000

49,996,875

Charta LLC††^

0.19

09/09/2011

10,000,000

9,997,942

Charta LLC††^

0.24

08/26/2011

8,000,000

7,998,611

Charta LLC††^

0.24

08/30/2011

10,000,000

9,997,986

Charta LLC††^

0.25

10/06/2011

7,000,000

6,996,792

Ciesco LLC††^

0.19

09/15/2011

3,000,000

2,999,275

Concord Minuteman Capital Company††^

0.36

08/09/2011

12,000,000

11,998,933

Concord Minuteman Capital Company††^

0.38

08/16/2011

6,000,000

5,999,000

Concord Minuteman Capital Company††^

0.38

08/17/2011

15,000,000

14,997,333

Concord Minuteman Capital Company††^

0.39

08/26/2011

9,000,000

8,997,500

Concord Minuteman Capital Company††^

0.39

08/29/2011

25,000,000

24,992,222

Concord Minutemen Capital Company††^

0.20

08/02/2011

10,000,000

9,999,889

CRC Funding LLC††^

0.16

09/21/2011

15,000,000

14,996,600

CRC Funding LLC††^

0.17

09/19/2011

4,000,000

3,999,074

CRC Funding LLC††^

0.24

08/26/2011

10,000,000

9,998,264

Crown Point Capital Company††^

0.27

08/03/2011

22,000,000

21,999,511

Crown Point Capital Company††^

0.36

08/10/2011

16,000,000

15,998,400

Crown Point Capital Company††^

0.36

08/11/2011

8,000,000

7,999,111

Crown Point Capital Company††^

0.37

08/12/2011

6,000,000

5,999,267

Crown Point Capital Company††^

0.38

08/17/2011

15,000,000

14,997,333

Crown Point Capital Company††^

0.38

08/18/2011

10,000,000

9,998,111

10	Wells Fargo Advantage Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Commercial Paper (continued)
Fairway Finance Corporation††^	0.21%	09/06/2011	$15,000,000	$14,996,700
Falcon Asset Securitization Corporation LLC††^	0.10	08/05/2011	21,000,000	20,999,697
Falcon Asset Securitization Corporation LLC††^	0.13	08/18/2011	20,000,000	19,998,678
Gemini Securitization Corporation LLC††^	0.15	08/03/2011	12,000,000	11,999,849
Gemini Securitization Corporation LLC††^	0.16	08/09/2011	23,000,000	22,999,080
Gemini Securitization Corporation LLC††^	0.17	08/04/2011	2,000,000	1,999,962
Gemini Securitization Corporation LLC††^	0.20	09/14/2011	4,000,000	3,999,022
Govco LLC††^	0.21	08/22/2011	25,000,000	24,996,792
Grampian Funding LLC††^	0.17	08/16/2011	32,000,000	31,997,600
Grampian Funding LLC††^	0.17	08/17/2011	15,000,000	14,998,800
Grampian Funding LLC††^	0.17	08/25/2011	10,000,000	9,998,800
Grampian Funding LLC††^	0.21	09/08/2011	5,000,000	4,998,839
Grampian Funding LLC††^	0.23	08/15/2011	14,000,000	13,998,619
Grampian Funding LLC††^	0.28	08/10/2011	5,000,000	4,999,613
Grampian Funding LLC††^	0.34	09/02/2011	20,000,000	20,002,017
Jupiter Securitization Company LLC††^	0.12	08/15/2011	15,000,000	14,999,242
Jupiter Securitization Company LLC††^	0.12	08/17/2011	1,000,000	999,942
Jupiter Securitization Company LLC††^	0.13	08/12/2011	5,000,000	4,999,786
Kells Funding LLC††±	0.30	12/16/2011	10,000,000	10,000,000
Kells Funding LLC††±	0.33	11/29/2011	51,000,000	51,000,000
Kells Funding LLC††±	0.34	02/21/2012	15,000,000	15,000,000
Legacy Capital Company LLC††^	0.37	08/12/2011	11,000,000	10,998,656
Legacy Capital Company LLC††^	0.39	08/26/2011	6,000,000	5,998,333
Lexington Parker Capital Company LLC††^	0.30	08/04/2011	19,000,000	18,999,367
Lexington Parker Capital Company LLC††^	0.35	08/08/2011	15,000,000	14,998,833
Lexington Parker Capital Company LLC††^	0.36	08/11/2011	8,000,000	7,999,111
Lexington Parker Capital Company LLC††^	0.38	08/16/2011	11,000,000	10,998,167
Lexington Parker Capital Company LLC††^	0.38	08/19/2011	15,000,000	14,997,000
Lexington Parker Capital Company LLC††^	0.38	08/23/2011	12,000,000	11,997,067
Liberty Funding LLC††^	0.14	08/25/2011	37,000,000	36,996,300
LMA Americas LLC††^	0.00	08/01/2011	37,300,000	37,300,000
LMA Americas LLC††^	0.22	08/16/2011	10,000,000	9,999,042
LMA Americas LLC††^	0.22	08/24/2011	2,000,000	1,999,706
LMA Americas LLC††^	0.24	08/30/2011	4,500,000	4,499,094
Matchpoint Master Trust††^	0.00	08/01/2011	25,500,000	25,500,000
Metlife Short Term Funding LLC††^	0.14	08/17/2011	14,000,000	13,999,067
Metlife Short Term Funding LLC††^	0.14	08/18/2011	23,000,000	22,998,371
Metlife Short Term Funding LLC††^	0.21	08/11/2011	16,000,000	15,998,978
Metlife Short Term Funding LLC††^	0.21	08/12/2011	4,000,000	3,999,719
Mont Blanc Capital Corporation††^	0.20	09/06/2011	14,000,000	13,997,060
Mont Blanc Capital Corporation††^	0.20	09/07/2011	4,000,000	3,999,137
Mont Blanc Capital Corporation††^	0.20	09/09/2011	2,000,000	1,999,545
Mont Blanc Capital Corporation††^	0.20	09/14/2011	3,000,000	2,999,267
Newport Funding Corporation††^	0.16	08/10/2011	10,000,000	9,999,550
Nieuw Amsterdam Receivables Corporation††^	0.00	08/01/2011	7,000,000	7,000,000
Nieuw Amsterdam Receivables Corporation††^	0.15	08/03/2011	3,000,000	2,999,962
Nieuw Amsterdam Receivables Corporation††^	0.15	08/26/2011	15,000,000	14,998,333
Nieuw Amsterdam Receivables Corporation††^	0.17	08/04/2011	5,000,000	4,999,904
Nieuw Amsterdam Receivables Corporation††^	0.18	08/05/2011	2,000,000	1,999,951
Nieuw Amsterdam Receivables Corporation††^	0.18	08/16/2011	7,000,000	6,999,446
Nieuw Amsterdam Receivables Corporation††^	0.18	09/08/2011	8,000,000	7,998,480

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Money Market Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Commercial Paper (continued)
Nieuw Amsterdam Receivables Corporation††^	0.20%	08/09/2011	$5,000,000	$4,999,756
Nieuw Amsterdam Receivables Corporation††^	0.20	09/19/2011	5,000,000	4,998,639
Nieuw Amsterdam Receivables Corporation††^	0.25	09/22/2011	26,000,000	25,990,611
Northern Pines Funding LLC††^	0.15	08/11/2011	9,000,000	8,999,600
Northern Pines Funding LLC††^	0.26	08/08/2011	6,000,000	5,999,650
Northern Pines Funding LLC††^	0.30	08/23/2011	12,000,000	11,997,727
Old Line Funding LLC††^	0.14	08/29/2011	8,000,000	7,999,129
Regency Markets #1 LLC††^	0.14	08/11/2011	10,000,000	9,999,583
Regency Markets #1 LLC††^	0.14	08/15/2011	20,000,000	19,998,833
Regency Markets #1 LLC††^	0.14	08/17/2011	20,000,000	19,998,667
Regency Markets #1 LLC††^	0.15	08/25/2011	15,000,000	14,998,400
Rhein-Main Security Limited††^	0.41	09/13/2011	12,000,000	11,993,980
Rhein-Main Security Limited††^	0.42	09/06/2011	6,000,000	5,997,420
Rhein-Main Security Limited††^	0.42	09/23/2011	4,000,000	3,997,468
Rheingold Securitization Limited††^	0.41	09/06/2011	14,000,000	13,994,070
Rheingold Securitization Limited††^	0.41	09/16/2011	39,000,000	38,979,070
Rheingold Securitization Limited††^	0.42	09/20/2011	19,470,000	19,458,372
Salisbury Receivables Company LLC††^	0.14	08/22/2011	2,000,000	1,999,825
Salisbury Receivables Company LLC††^	0.14	08/24/2011	4,000,000	3,999,617
Salisbury Receivables Company LLC††^	0.15	08/12/2011	4,000,000	3,999,804
Salisbury Receivables Company LLC††^	0.15	08/15/2011	2,000,000	1,999,876
Salisbury Receivables Company LLC††^	0.15	08/18/2011	9,000,000	8,999,320
Salisbury Receivables Company LLC††^	0.15	08/29/2011	5,000,000	4,999,378
Scaldis Capital LLC††^	0.00	08/01/2011	5,000,000	5,000,000
Scaldis Capital LLC††^	0.20	08/09/2011	9,000,000	8,999,560
Sheffield Receivables Corporation††^	0.14	08/25/2011	6,000,000	5,999,400
Sheffield Receivables Corporation††^	0.15	08/15/2011	4,000,000	3,999,751
Sheffield Receivables Corporation††^	0.17	09/23/2011	4,000,000	3,998,999
Sheffield Receivables Corporation††^	0.17	09/26/2011	10,000,000	9,997,356
Sheffield Receivables Corporation††^	0.17	09/27/2011	10,000,000	9,997,308
Sheffield Receivables Corporation††^	0.18	10/03/2011	10,000,000	9,996,850
Solitaire Funding LLC††^	0.15	08/16/2011	6,000,000	5,999,600
Solitaire Funding LLC††^	0.15	08/18/2011	7,000,000	6,999,471
Solitaire Funding LLC††^	0.15	08/22/2011	5,000,000	4,999,533
Solitaire Funding LLC††^	0.15	08/25/2011	30,000,000	29,996,800
Solitaire Funding LLC††^	0.16	08/30/2011	7,000,000	6,999,041
Solitaire Funding LLC††^	0.20	09/09/2011	15,000,000	14,996,588
Solitaire Funding LLC††^	0.21	08/09/2011	5,000,000	4,999,733
Solitaire Funding LLC††^	0.21	09/02/2011	15,000,000	14,997,067
Solitaire Funding LLC††^	0.21	09/12/2011	10,000,000	9,997,550
Straight-A Funding LLC††^	0.74	10/27/2011	138,000,000	137,749,875
Surrey Funding Corporation††^	0.14	08/09/2011	7,000,000	6,999,751
Surrey Funding Corporation††^	0.15	08/30/2011	5,000,000	4,999,356
Surrey Funding Corporation††^	0.19	09/07/2011	2,000,000	1,999,589
Sydney Capital Corporation††^	0.30	08/10/2011	3,000,000	2,999,753
Sydney Capital Corporation††^	0.34	09/12/2011	6,000,000	5,997,550
Sydney Capital Corporation††^	0.34	09/14/2011	2,000,000	1,999,144
Tasman Funding Incorporated††^	0.16	08/11/2011	5,000,000	4,999,750
Tasman Funding Incorporated††^	0.18	08/16/2011	7,000,000	6,999,446
Tasman Funding Incorporated††^	0.18	08/18/2011	4,000,000	3,999,641
Tasman Funding Incorporated††^	0.18	08/24/2011	2,000,000	1,999,757

12	Wells Fargo Advantage Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Commercial Paper (continued)
Tasman Funding Incorporated††^	0.23%	08/17/2011	$6,000,000	$5,999,360
Thames Asset Global Securitization #1 Incorporated††^	0.14	08/10/2011	54,000,000	53,997,580
Thames Asset Global Securitization #1 Incorporated††^	0.15	08/12/2011	5,000,000	4,999,756
Thames Asset Global Securitization #1 Incorporated††^	0.15	08/17/2011	2,000,000	1,999,858
Thames Asset Global Securitization #1 Incorporated††^	0.15	08/18/2011	17,000,000	16,998,649
Thames Asset Global Securitization #1 Incorporated††^	0.16	08/23/2011	2,000,000	1,999,792
Thames Asset Global Securitization #1 Incorporated††^	0.16	08/25/2011	11,000,000	10,998,753
Versailles CDS LLC††^	0.20	08/05/2011	31,000,000	30,999,139
Windmill Funding Corporation††^	0.12	08/03/2011	2,000,000	1,999,980
Windmill Funding Corporation††^	0.15	08/23/2011	12,000,000	11,998,827
Windmill Funding Corporation††^	0.15	08/30/2011	14,000,000	13,998,196
Windmill Funding Corporation††^	0.22	08/22/2011	7,000,000	6,999,061
Working Capital Management Company††^	0.15	08/03/2011	6,000,000	5,999,923

				2,353,953,482

Financial Company Commerical Paper: 10.99%
ABN AMRO Funding USA LLC††^	0.18	08/15/2011	9,000,000	8,999,335
ABN AMRO Funding USA LLC††^	0.18	08/17/2011	22,000,000	21,998,142
ABN AMRO Funding USA LLC††^	0.18	08/19/2011	3,000,000	2,999,715
ABN AMRO Funding USA LLC††^	0.20	08/05/2011	9,000,000	8,999,750
ANZ National Limited††±	0.34	09/13/2011	10,000,000	10,000,000
ASB Finance Limited††±	0.35	12/02/2011	7,000,000	7,000,000
ASB Finance Limited††±	0.35	12/05/2011	7,000,000	7,000,000
BNZ International Funding Limited††^	0.15	08/10/2011	8,000,000	7,999,660
BNZ International Funding Limited††^	0.24	09/20/2011	4,000,000	3,998,667
BNZ International Funding Limited††±	0.34	10/07/2011	2,000,000	1,999,999
BNZ International Funding Limited††±	0.34	10/12/2011	10,000,000	10,000,099
BNZ International Funding Limited††±	0.35	01/06/2012	10,000,000	10,000,000
BNZ International Funding Limited††±	0.35	09/01/2011	10,000,000	10,000,035
Commonwealth Bank of Australia††	0.30	09/02/2011	31,000,000	31,002,525
Credit Suisse (New York)^	0.15	09/07/2011	25,000,000	24,996,146
Credit Suisse (New York)^	0.00	08/01/2011	25,000,000	25,000,000
ICICI Bank Limited^	0.64	09/16/2011	23,000,000	22,980,897
Macquarie Bank Limited††^	0.33	09/06/2011	39,000,000	38,986,740
Macquarie Bank Limited††^	0.36	09/28/2011	26,000,000	25,984,501
Nordea North America Incorporated^	0.15	09/15/2011	46,000,000	45,991,375
Nordea North America Incorporated^	0.15	09/22/2011	15,000,000	14,996,750
PB Financing Incorporated††^	0.45	08/10/2011	6,000,000	5,999,250
PB Financing Incorporated††^	0.47	08/22/2011	5,000,000	4,998,571
PB Financing Incorporated††^	0.49	09/08/2011	9,000,000	8,995,250
PB Financing Incorporated††^	0.49	09/09/2011	9,000,000	8,995,125
PB Financing Incorporated††^	0.50	09/16/2011	6,000,000	5,996,090
PB Financing Incorporated††^	0.50	09/19/2011	6,000,000	5,995,835
Prudential plc††^	0.20	08/18/2011	16,000,000	15,998,413
Prudential plc††^	0.21	09/08/2011	3,000,000	2,999,303
Prudential plc††^	0.22	09/13/2011	2,000,000	1,999,474
Prudential plc††^	0.23	09/06/2011	3,000,000	2,999,280
Prudential plc††^	0.23	09/12/2011	4,000,000	3,998,880
RBS Holdings USA Incorporated^	0.22	08/11/2011	29,000,000	28,998,067
Skandinaviska Enskilda Banken AB††^	0.23	09/08/2011	15,000,000	14,996,200
Sumitomo Trust & Banking Corporation††^	0.00	08/01/2011	37,000,000	37,000,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Money Market Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Financial Company Commerical Paper (continued)
Suncorp-Metway Limited††^	0.26%	08/03/2011	$19,000,000	$18,999,594
Suncorp-Metway Limited††^	0.36	08/09/2011	10,000,000	9,999,111
Suncorp-Metway Limited††^	0.39	09/08/2011	15,000,000	14,993,667
Suncorp-Metway Limited††^	0.39	09/12/2011	8,000,000	7,996,267
Swedbank AB^	0.11	08/02/2011	10,000,000	9,999,939
Swedbank AB^	0.18	08/03/2011	1,000,000	999,985
Swedbank AB^	0.20	08/04/2011	1,000,000	999,978
Swedbank AB^	0.23	08/08/2011	16,000,000	15,999,176
Swedbank AB^	0.24	08/09/2011	11,000,000	10,999,352
Swedbank AB^	0.24	08/10/2011	16,000,000	15,998,940
Swedbank AB^	0.26	09/29/2011	39,000,000	38,983,062
Westpac Securities NZ Limited††^	0.17	08/24/2011	63,000,000	62,992,956
Westpac Securities NZ Limited††±	0.33	08/19/2011	25,000,000	25,000,000
Westpac Securities NZ Limited††±	0.34	10/13/2011	20,000,000	20,000,000

				744,866,101

Other Commercial Paper: 4.05%
ACTS Retirement Life Communities Incorporated^	0.22	09/15/2011	16,000,000	15,995,600
Alaska Housing Finance Corporation^	0.21	08/15/2011	2,000,000	1,999,821
Caisse D’amortissement de la Dette Sociale††^	0.22	09/28/2011	15,000,000	14,994,683
Caisse D’amortissement de la Dette Sociale††^	0.22	10/03/2011	7,000,000	6,997,305
Caisse D’amortissement de la Dette Sociale††^	0.22	10/24/2011	7,000,000	6,996,407
Caisse D’amortissement de la Dette Sociale††^	0.23	10/11/2011	33,000,000	32,984,705
EDF SA††^	0.12	08/05/2011	19,000,000	18,999,683
EDF SA††^	0.19	09/06/2011	11,000,000	10,997,910
EDF SA††^	0.19	09/07/2011	8,000,000	7,998,438
Erste Abwicklungsanstalt††^	0.19	08/08/2011	15,000,000	14,999,358
Erste Abwicklungsanstalt††^	0.24	09/28/2011	45,000,000	44,982,600
Erste Abwicklungsanstalt††^	0.24	09/29/2011	16,000,000	15,993,707
Erste Abwicklungsanstalt††^	0.25	09/07/2011	15,000,000	14,995,992
Erste Abwicklungsanstalt††^	0.25	09/14/2011	15,000,000	14,995,233
Louis Dreyfus Corporation^	0.00	08/01/2011	2,000,000	2,000,000
SBAB Bank AB††^	0.16	08/02/2011	3,000,000	2,999,973
SBAB Bank AB††^	0.20	08/03/2011	4,000,000	3,999,933
SBAB Bank AB††^	0.24	08/04/2011	2,000,000	1,999,947
SBAB Bank AB††^	0.27	09/01/2011	9,000,000	8,997,830
SBAB Bank AB††^	0.27	09/09/2011	19,000,000	18,994,085
Trinity Health Corporation^	0.15	08/16/2011	5,000,000	4,999,667
Trinity Health Corporation^	0.00	08/01/2011	7,000,000	7,000,000

				274,922,877

Total Commercial Paper (Cost $3,373,742,460)				3,373,742,460

Government Agency Debt: 0.43%
FHLMC±	0.11	02/02/2012	29,000,000	28,988,164

Total Government Agency Debt (Cost $28,988,164)				28,988,164

14	Wells Fargo Advantage Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Bonds and Notes: 11.84%

Alabama: 0.67%

Variable Rate Demand Notes§: 0.67%
Lower Alabama Gas District Supply Revenue Series A (Utilities Revenue, Societe Generale LOC)	0.13%	11/01/2027	$14,000,000	$14,000,000
Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue)	0.24	08/01/2027	31,763,000	31,763,000

				45,763,000

California: 3.11%

Other Municipal Debt: 0.53%
San Francisco CA (Miscellaneous Revenue)	0.17	09/12/2011	2,000,000	2,000,000
San Francisco CA (Miscellaneous Revenue)	0.17	10/03/2011	4,000,000	4,000,000
San Francisco CA (Miscellaneous Revenue)	0.18	09/12/2011	2,000,000	2,000,000
San Francisco CA (Miscellaneous Revenue)	0.18	09/12/2011	2,000,000	2,000,000
San Francisco CA (Miscellaneous Revenue)	0.19	08/03/2011	3,000,000	3,000,000
San Jose CA International Airport (Airport Revenue)	0.22	08/02/2011	8,000,000	8,000,000
San Jose CA International Airport Series C-2 (Airport Revenue)	0.22	08/02/2011	2,000,000	2,000,000
San Jose CA International Airport Series F (Airport Revenue)	0.20	08/02/2011	6,000,000	6,000,000
Turlock Irrigation District CA (Miscellaneous Revenue)	0.24	10/03/2011	7,000,000	7,000,000

				36,000,000

Variable Rate Demand Notes§: 2.58%
ABAG Finance Authority for Nonprofit Corporations CA MFHR Geneva Pointe Apartments Series A (Housing Revenue, FNMA Insured)	0.17	03/15/2037	11,145,000	11,145,000
California Educational Facilities Authority (Education Revenue, Bank of America NA LOC, NATL-RE Insured)	0.07	10/01/2043	8,320,000	8,320,000
California HFA Program Series A (Housing Revenue, FNMA LOC)	0.05	08/01/2036	2,000,000	2,000,000
California HFFA Catholic Healthcare Series C (Health Revenue, JPMorgan Chase Bank LOC, NATL-RE Insured)	0.05	07/01/2020	2,000,000	2,000,000
California HFFA Catholic West Series H (Health Revenue, Bank of America NA LOC)	0.06	07/01/2035	200,000	200,000
California Series A Subseries C-2 (GO-State, Bank of Nova Scotia LOC)	0.04	05/01/2033	4,000,000	4,000,000
California Statewide CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured)	0.18	08/01/2031	3,500,000	3,500,000
California Statewide CDA Pravillions Apartments Series M (Housing Revenue, FNMA Insured)	0.18	08/15/2034	3,500,000	3,500,000
Camarillo CA Hacienda de Camarillo Project (Housing Revenue, FNMA Insured)	0.17	10/15/2026	5,065,000	5,065,000
Contra Costa County CA Creekview Apartments Series B (Housing Revenue, FHLMC Insured)	0.17	07/01/2036	4,000,000	4,000,000
Los Angeles CA Beverly Park Apartments Series A (Housing Revenue, FHLMC Insured)	0.06	08/01/2018	6,500,000	6,500,000
Los Angeles CA Community RDA Academy Village Apartments (Housing Revenue, FHLMC Insured)	0.15	10/01/2019	500,000	500,000
Los Angeles CA Sub Series C (Water & Sewer Revenue, JPMorgan Chase Bank LOC)	0.06	06/01/2028	16,505,000	16,504,340
Metropolitan Water District of Southern California Series B (Water & Sewer Revenue)	0.05	07/01/2027	5,000,000	5,000,000
Metropolitan Water District of Southern California Series B-2 (Water & Sewer Revenue)	0.08	07/01/2035	5,000,000	5,000,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Money Market Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Pasadena CA COP Series A (Lease Revenue, Bank of America NA LOC)	0.09%	02/01/2035	$21,000,000	$21,000,000
Riverside CA COP Riverside Renaissance Project Series 2008 (Lease Revenue, Bank of America NA LOC)	0.09	03/01/2037	16,515,000	16,515,000
Riverside CA Series C (Lease Revenue, Bank of America NA LOC)	0.06	10/01/2035	7,320,000	7,320,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC Insured)	0.08	12/01/2022	4,000,000	4,000,000
San Diego CA HFA MFHR Stratton Apartments Project Series A (Housing Revenue, FNMA Insured)	0.17	01/15/2033	3,500,000	3,500,000
San Diego CA Housing Authority MFHR Hillside Garden Apartments Series B (Housing Revenue, FNMA Insured)	0.19	01/15/2035	3,500,000	3,500,000
San Francisco CA City & County Finance Corporation Moscone Center Project (Lease Revenue, Bank of America NA LOC)	0.05	04/01/2030	1,940,000	1,940,000
San Francisco CA City & County Redevelopment Agency 3rd Mission C (Tax Revenue, FNMA Insured)	0.18	06/15/2034	5,000,000	5,000,000
San Francisco CA City & County Redevelopment Agency Community Facilities District # 4 (Tax Revenue, Bank of America NA LOC)	0.07	08/01/2032	5,000,000	5,000,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured)	0.14	09/15/2032	1,800,000	1,800,000
Simi Valley CA MFHA Series A (Housing Revenue, FHLMC Insured)	0.15	07/01/2023	8,000,000	8,000,000
Southern California Public Power Authority Magnolia Power Project Series 2009-1-A (Utilities Revenue, KBC Bank NV LOC)	0.07	07/01/2036	14,965,000	14,965,000
Whittier CA Whittier College Series 2008 (Education Revenue, Bank of America NA LOC)	0.08	12/01/2038	5,000,000	5,000,000

				174,774,340

Colorado: 0.40%

Variable Rate Demand Notes§: 0.40%
Colorado HFA Class I Series B 1 (Housing Revenue, GO of Authority Insured)	0.17	10/01/2038	4,828,500	4,828,500
Colorado HFA Taxable MFHR Project B 2 (Housing Revenue, FNMA Insured)	0.16	05/01/2050	15,600,000	15,600,000
Denver CO Public Schools Series A-4 (Education Revenue, Royal Bank of Canada LOC, AGM Insured)	0.11	12/15/2037	7,000,000	7,000,000

				27,428,500

Connecticut: 0.07%

Variable Rate Demand Note§: 0.07%
New Britain CT Taxable Pension Series C (Tax Revenue, JPMorgan Chase Bank LOC)	0.26	02/01/2026	5,000,000	5,000,000

Delaware: 0.10%

Variable Rate Demand Notes§: 0.10%
Delaware EDA Clean Power Project Series 1997-D (Resource Recovery Revenue)	0.21	08/01/2029	4,000,000	4,000,000
Delaware EDA Series B (Resource Recovery Revenue)	0.28	08/01/2029	3,000,000	3,000,000

				7,000,000

District of Columbia: 0.24%

Other Municipal Debt: 0.11%
District of Columbia Water & Sewer Authority Series C (Water & Sewer Revenue)	0.20	09/26/2011	7,000,000	7,000,000

16	Wells Fargo Advantage Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Note§: 0.13%
District of Columbia The American University Series A (Education Revenue, PNC Bank NA LOC)	0.06%	04/01/2038	$9,000,000	$9,000,000

Florida: 0.19%

Other Municipal Debt: 0.10%
Hillsborough County FL (Miscellaneous Revenue)	0.17	09/01/2011	2,000,000	2,000,000
Hillsborough County FL (Miscellaneous Revenue)	0.26	08/11/2011	5,000,000	5,000,000

				7,000,000

Variable Rate Demand Note§: 0.09%
Palm Beach County FL Pine Crest Preparatory (Education Revenue, Bank of America NA LOC)	0.13	06/01/2032	6,015,000	6,015,000

Georgia: 0.06%

Variable Rate Demand Note§: 0.06%
Columbus GA Housing Development Authority PFOTER (Housing Revenue, ACA Insured)††	0.34	10/01/2039	4,000,000	4,000,000

Illinois: 0.12%

Variable Rate Demand Notes§: 0.12%
Chicago IL Midway Airport Series A2 (Airport Revenue, JPMorgan Chase Bank LOC)	0.23	01/01/2025	1,000,000	1,000,000
Cook County IL Series D-2 (GO-Local)	0.19	11/01/2030	1,000,000	1,000,000
Illinois Finance Authority Resurrection Health Project Series 2005-B (Health Revenue, JPMorgan Chase Bank LOC)	0.20	05/15/2035	6,000,000	6,000,000

				8,000,000

Iowa: 0.10%

Variable Rate Demand Note§: 0.10%
Iowa Finance Authority Student Housing Des Moines LLC Project A (Housing Revenue, Citibank NA LOC)	0.09	06/01/2039	7,000,000	7,000,000

Kentucky: 0.08%

Variable Rate Demand Note§: 0.08%
Warren County KY IDA (IDR, Bank of America NA LOC)	0.28	12/01/2018	5,200,000	5,200,000

Louisiana: 0.21%

Other Municipal Debt: 0.05%
Louisiana Department of Airport (Airport Revenue)	0.25	08/05/2011	3,000,000	3,000,000

Variable Rate Demand Notes§: 0.16%
Parish of St. James LA Series A-1 (Energy Revenue)	0.08	11/01/2040	7,000,000	7,000,000
Parish of St. James LA Series B-1 (Energy Revenue)	0.10	11/01/2040	4,000,000	4,000,000

				11,000,000

Maryland: 0.15%

Variable Rate Demand Notes§: 0.15%
Howard County MD MFHR (Housing Revenue, FNMA Insured)	0.09	07/15/2033	3,000,000	3,000,000
Maryland CDA Department of Housing & Community Development Series 2007-J (Housing Revenue)	0.11	09/01/2031	2,960,000	2,960,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Money Market Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Maryland CDA Series 2006-G (Housing Revenue)	0.15%	09/01/2040	$4,000,000	$4,000,000

				9,960,000

Massachusetts: 0.21%

Other Municipal Debt: 0.06%
Massachusetts Water Resources Authority Series 99 (Water & Sewer Revenue)	0.27	08/10/2011	4,000,000	4,000,000

Variable Rate Demand Notes§: 0.15%
Massachusetts Department of Transportation Series A6 (Transportation Revenue, GO of Commonwealth Insured)	0.07	01/01/2029	2,000,000	2,000,000
Massachusetts Development Finance Agency Babson College B (Education Revenue, Citizens Bank LOC)	0.13	10/01/2031	2,385,000	2,385,000
Massachusetts HEFA (Education Revenue, Bank of America NA LOC)	0.11	10/01/2034	1,990,000	1,990,000
Massachusetts HEFA Series N-3 (Health Revenue, JPMorgan Chase Bank LOC)	0.04	10/01/2038	1,000,000	1,000,000
Massachusetts Water Resources Authority Series E (Water & Sewer Revenue, GO of Authority Insured)	0.08	08/01/2037	2,810,000	2,810,000

				10,185,000

Michigan: 0.18%

Variable Rate Demand Notes§: 0.18%
Michigan HEFAR Calvin College Project Series 2007A (Education Revenue, JPMorgan Chase Bank LOC)	0.09	09/01/2037	7,000,000	7,000,000
Michigan Housing Development Authority Series A (Housing Revenue, GO of Authority Insured)	0.21	10/01/2037	2,980,000	2,980,000
Wayne County MI IDA Rayonier Project Series 2000 (IDR, Bank of America NA LOC)	0.14	05/01/2020	2,000,000	2,000,000

				11,980,000

Minnesota: 0.06%

Variable Rate Demand Note§: 0.06%
Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, LaSalle Bank NA LOC)	0.15	10/01/2038	4,100,000	4,100,000

Mississippi: 0.39%

Variable Rate Demand Note§: 0.39%
Mississippi GO Bonds Nissan North America Incorporated Project Series 2003A (GO-State, GO of Commonwealth Insured)	0.13	11/01/2028	26,385,000	26,383,952

Missouri: 0.04%

Variable Rate Demand Note§: 0.04%
Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation (IDR)	0.33	04/01/2027	3,000,000	3,000,000

Nebraska: 0.07%

Variable Rate Demand Note§: 0.07%
Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue)	0.08	08/01/2039	4,950,000	4,950,000

18	Wells Fargo Advantage Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Nevada: 0.27%

Variable Rate Demand Notes§: 0.27%
Clark County NV IDA (IDR, JPMorgan Chase Bank LOC)	0.09%	03/01/2038	$6,000,000	$6,000,000
Las Vegas NV EDFA Andre Agassi Foundation Project (Education Revenue, Bank of America NA LOC)	0.09	10/01/2035	8,000,000	8,000,000
Las Vegas NV EDFA Keep Memory Alive Project (Miscellaneous Revenue, PNC Bank NA LOC)	0.06	05/01/2037	4,000,000	4,000,000

				18,000,000

New Hampshire: 0.06%

Variable Rate Demand Note§: 0.06%
New Hampshire HEFA St. Anselm College Series 2008 (Education Revenue, RBS Citizens NA LOC)	0.07	06/01/2038	3,920,000	3,920,000

New Jersey: 0.55%

Variable Rate Demand Notes§: 0.55%
New Jersey EDA NUI Corporation Project Series A (Energy Revenue, JPMorgan Chase Bank LOC)	0.20	06/01/2026	5,000,000	5,000,000
New Jersey EDA Pivotal Utility Holdings Incorporated Project Series 2007 (Energy Revenue, JPMorgan Chase Bank LOC)	0.20	06/01/2032	6,000,000	6,000,000
New Jersey HFFA Princeton Healthcare Series A (Hospital Revenue, Bank of America NA LOC)	0.10	07/01/2041	1,000,000	1,000,000
New Jersey State Housing & Mortgage Finance Agency Series B (Housing Revenue, Bank of America NA LOC)	0.10	05/01/2048	1,990,000	1,990,000
New Jersey State Turnpike Authority Series D (Miscellaneous Revenue, Societe Generale LOC, NATL-RE FGIC Insured)	0.19	01/01/2018	10,000,000	10,000,000
Salem County NJ PCFA Atlantic City Electric Company Project Series A (Utilities Revenue, JPMorgan Chase Bank LOC)	0.08	04/15/2014	13,200,000	13,200,000

				37,190,000

New York: 1.38%

Other Municipal Debt: 0.24%
New York Metropolitan Transportation Authority (Transportation Revenue)	0.19	08/03/2011	3,000,000	3,000,000
New York Metropolitan Transportation Authority (Transportation Revenue)	0.19	08/15/2011	9,000,000	9,000,000
New York Metropolitan Transportation Authority (Transportation Revenue)	0.27	08/02/2011	4,000,000	4,000,000

				16,000,000

Variable Rate Demand Notes§: 1.14%
Abraham Joshua Hesehal School NY Series 2010 (Education Revenue, TD Bank NA LOC)	0.19	01/01/2040	3,710,000	3,710,000
Merrill Lynch PFOTER (Miscellaneous Revenue)††	0.34	07/26/2012	1,000,000	1,000,000
New York City NY Housing Development Corporation Multifamily Rental Housing The Balton Project Series A (Housing Revenue, Bank of America NA LOC, FHLMC Insured)	0.06	09/01/2049	4,000,000	4,000,000
New York City NY Housing Development Corporation Series A (Housing Revenue, JPMorgan Chase Bank LOC)	0.13	01/01/2016	1,600,000	1,600,000
New York City NY Subseries C-4 (GO-Local, Bank of Tokyo-Mitsubishi UFJ LOC)	0.16	08/01/2020	12,000,000	12,000,000
New York City NY Transitional Financing Authority Class A (Miscellaneous Revenue, FSA-CR FGIC State Aid Withholding Insured)	0.12	07/15/2036	13,300,000	13,300,000
New York HFA Victory Housing Project Series 2000-A (Housing Revenue, FHLMC Insured)	0.05	11/01/2033	2,000,000	2,000,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Money Market Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
New York Housing Finance Agency Series A (Housing Revenue, FHLMC Insured)	0.05%	11/01/2037	$3,000,000	$3,000,000
New York Housing Finance Agency Series A (Housing Revenue, FNMA Insured)	0.18	05/01/2029	2,000,000	2,000,000
New York Housing Finance Agency Taxable 600 West 42nd B (Housing Revenue, Bank of New York LOC)	0.28	11/01/2041	2,575,000	2,575,000
New York Housing Finance Agency Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured)	0.05	11/01/2033	10,400,000	10,400,000
New York Metropolitan Transportation Authority ROC RR 11 R-11645 (Transportation Revenue, FSA Insured)††	0.23	11/15/2025	4,830,000	4,830,000
New York NY Subseries B (GO-Local, TD Bank NA LOC)	0.05	09/01/2027	2,000,000	2,000,000
New York PFOTER (Miscellaneous Revenue)††	0.34	06/15/2053	15,000,000	15,000,000

				77,415,000

Ohio: 0.24%

Variable Rate Demand Notes§: 0.24%
Lake County OH Hospital Facilities Series A (Health Revenue, JPMorgan Chase Bank LOC)	0.07	08/15/2041	4,975,000	4,975,000
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA Insured)	0.19	09/01/2039	7,239,000	7,239,000
Ohio State University Hospitals Health System Incorporated Project Series 2008D (Education Revenue, JPMorgan Chase Bank LOC)	0.06	01/15/2035	4,000,000	4,000,000

				16,214,000

Oregon: 0.04%

Variable Rate Demand Note§: 0.04%
Oregon Housing & Community Services Department Series E (Housing Revenue)	0.19	07/01/2038	3,000,000	3,000,000

Pennsylvania: 0.27%

Variable Rate Demand Notes§: 0.27%
Beaver County PA IDA FirstEnergy Nuclear Series B (IDR, Citibank NA LOC)	0.06	12/01/2035	4,000,000	4,000,000
Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC)	0.06	07/01/2037	14,000,000	14,000,000

				18,000,000

South Carolina: 0.13%

Other Municipal Debt: 0.13%
South Carolina Public Service Authority (Miscellaneous Revenue)	0.18	08/16/2011	1,000,000	1,000,000
South Carolina Public Service Authority (Miscellaneous Revenue)	0.23	10/03/2011	8,000,000	8,000,000

				9,000,000

South Dakota: 0.03%

Variable Rate Demand Note§: 0.03%
South Dakota Housing Development Authority Series C (Housing Revenue, FNMA Insured)	0.17	05/01/2037	2,000,000	2,000,000

Tennessee: 0.35%

Other Municipal Debt: 0.03%
Montgomery County TN (GO-Local)	0.24	08/01/2011	2,000,000	2,000,000

20	Wells Fargo Advantage Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§: 0.32%
Metropolitan Government Nashville & Davidson County TN Stewarts Ferry Apartments (Housing Revenue, FHLMC Insured)	0.11%	01/01/2034	$1,000,000	$1,000,000
Metropolitan Government Nashville & Davidson County TN Weatherly Ridge Apartments Series A (Housing Revenue, U.S. Bank NA LOC)	0.21	12/01/2041	2,000,000	2,000,000
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)	0.24	07/01/2034	6,590,000	6,590,000
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)	0.24	02/01/2036	3,420,000	3,420,000
Tennessee Municipal Energy Acquisition Corporation (Utilities Revenue)	0.17	12/01/2016	9,065,000	9,065,000

				22,075,000

Texas: 1.55%

Other Municipal Debt: 0.04%
Texas Municipal Power Agency (Utilities Revenue)	0.30	08/09/2011	3,000,000	3,000,000

Variable Rate Demand Notes§: 1.51%
Austin TX Airport System Series A (Airport Revenue, State Street Bank & Trust Company LOC)	0.08	11/15/2017	3,000,000	3,000,000
Bexar County TX Health Facilities (Health Revenue, JPMorgan Chase Bank LOC)	0.10	12/01/2032	10,050,000	10,050,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series A (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.20	06/01/2038	5,000,000	5,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Hospital Revenue, JPMorgan Chase Bank LOC)	0.07	06/01/2029	7,000,000	7,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D2 (Health Revenue, JPMorgan Chase & Company LOC)	0.07	06/01/2029	5,000,000	5,000,000
Houston TX Utilities System Series 2004B (Water & Sewer Revenue, State Street Bank & Trust Company LOC)	0.05	05/15/2034	6,000,000	6,000,000
JPMorgan Chase PUTTER Trust Series 3812 (Miscellaneous Revenue)††	0.21	08/31/2011	40,000,000	40,000,000
Midlothian TX Industrial Development Corporation (IDR, UBS AG LOC)	0.05	08/01/2034	10,000,000	10,000,000
Mission TX Economic Development Corporation (Miscellaneous Revenue, Bank of America NA LOC)	0.13	04/01/2022	2,000,000	2,000,000
North Texas Higher Education Authority Series B (Education Revenue, Bank of America NA LOC, Guaranteed Student Loans Insured)	0.07	12/01/2035	6,000,000	6,000,000
Texas State Taxable Product Development Program Series A (Miscellaneous Revenue)	0.15	06/01/2045	4,480,000	4,480,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (Hospital Revenue, Bank of America NA LOC)	0.18	07/01/2020	3,500,000	3,500,000

				102,030,000

Vermont: 0.19%

Variable Rate Demand Note§: 0.19%
Vermont Student Assistance Corporation (Education Revenue, Lloyds Bank LOC)	0.08	12/15/2040	12,875,000	12,875,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Money Market Fund	21

Security Name	Interest Rate	Maturity Date	Principal	Value

Virginia: 0.07%

Variable Rate Demand Notes§: 0.07%
Harrisonburg VA Redevelopment & Housing Authority (Housing Revenue, Bank of America NA LOC)	0.15%	05/01/2026	$1,000,000	$1,000,000
Norfolk VA Redevelopment & Housing Authority Old Dominion University Project (Housing Revenue, Bank of America NA LOC)	0.26	08/01/2033	3,945,000	3,945,000

				4,945,000

Washington: 0.07%

Variable Rate Demand Note§: 0.07%
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured)	0.11	05/15/2035	4,650,000	4,650,000

Wisconsin: 0.03%

Variable Rate Demand Note§: 0.03%
Wisconsin Housing & EDA (Housing Revenue, FNMA LOC, GO of Authority Insured)	0.08	09/01/2035	1,735,000	1,735,000

Wyoming: 0.16%

Variable Rate Demand Note§: 0.16%
Sweetwater County WY Pacific Corporation Project Series A (Utilities Revenue, Barclays Bank plc LOC)	0.06	07/01/2015	11,000,000	11,000,000

Total Municipal Bonds and Notes (Cost $802,788,792)				802,788,792

Other Instruments: 1.56%
Alaska Housing Finance Corporation Municipal Commercial Paper^	0.20	08/16/2011	1,000,000	999,913
Bank of America Bankers Acceptance Note^	0.20	08/31/2011	7,000,000	6,998,775
District of Columbia Varible Rate Demand Obligation Commercial Paper±§	0.26	08/01/2011	27,000,000	27,000,000
GBG LLC Custody Receipts††±§	0.33	09/01/2027	10,119,000	10,119,000
Illinois Educational Facilities Authority Series 1990 Varible Rate Demand Obligation Commercial Paper±§	0.18	08/04/2011	3,000,000	3,000,000
ING Bank NV Floating Rate Note††±	0.78	02/10/2012	30,000,000	30,000,000
ING Bank NV Floating Rate Note††±	0.78	02/02/2012	20,000,000	20,000,000
St. Joseph County IN Municipal Commercial Paper^	0.16	08/18/2011	4,000,000	3,999,679
St. Joseph County IN Municipal Commercial Paper^	0.16	09/01/2011	1,000,000	999,854
Trinity Health Corporation Municipal Commercial Paper^	0.21	09/16/2011	3,000,000	2,999,195

Total Other Instruments (Cost $106,116,416)				106,116,416

Other Notes: 5.72%

Corporate Bonds and Notes: 5.65%
ACTS Retirement Life Communities Incorporated±§	0.21	11/15/2029	2,858,000	2,858,000
American Express Bank FSB±	1.17	12/09/2011	45,000,000	45,161,619
Bank of America Corporation±	0.95	12/02/2011	45,000,000	45,120,889
Bank of America Corporation±	1.07	12/02/2011	100,000,000	100,295,774
Baptist Hospital Incorporated±§	0.13	02/01/2040	4,380,000	4,380,000
Bear Stearns & Companies Incorporated±	0.47	08/15/2011	7,000,000	7,000,407
Citigroup Funding Incorporated±	0.23	11/15/2011	1,000,000	999,812
Citigroup Funding Incorporated±	0.58	04/30/2012	17,000,000	17,049,641
General Electric Capital Corporation±	0.45	03/12/2012	18,000,000	18,027,213
General Electric Capital Corporation±	1.18	12/09/2011	35,000,000	35,123,618

22	Wells Fargo Advantage Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Corporate Bonds and Notes (continued)
Independence Place Fort Campbell Patriots LLC§	0.24%	01/01/2040	$2,355,000	$2,355,000
JPMorgan Chase & Company±	0.48	06/15/2012	6,000,000	6,014,395
JPMorgan Chase & Company±	0.95	12/02/2011	50,000,000	50,134,199
LTF Real Estate LLC††§	0.23	06/01/2033	15,245,000	15,245,000
Morgan Stanley±	1.10	12/01/2011	2,000,000	2,006,081
Seariver Maritime Incorporated(i)±	0.35	10/01/2011	1,900,000	1,900,000
State Street Bank & Trust Company±	0.45	09/15/2011	11,000,000	11,003,473
UBS AG±	1.36	02/23/2012	16,000,000	16,077,369
US Central Federal Credit Union±	0.25	10/19/2011	2,000,000	2,000,144

				382,752,634

Yankee Corporate Bonds and Notes: 0.07%
Eksportfinans ASA±	0.26	09/22/2011	5,000,000	5,000,000

Total Other Notes (Cost $387,752,634)				387,752,634

Repurchase Agreements(z): 1.39%
Barclays Capital Incorporated, dated 07/29/2011, maturity value $25,976,348(1)	0.17	08/01/2011	25,975,980	25,975,980
Citigroup Global Markets, dated 07/29/2011, maturity value $23,000,422(2)	0.22	08/01/2011	23,000,000	23,000,000
Deutsche Bank Securities, dated 07/29/2011, maturity value $45,001,125(3)	0.30	08/01/2011	45,000,000	45,000,000

Total Repurchase Agreements (Cost $93,975,980)				93,975,980

	Yield

Treasury Debt: 3.96%
US Treasury Bill	0.12	10/06/2011	91,000,000	90,979,980
US Treasury Bill	0.15	08/11/2011	67,000,000	66,996,856
US Treasury Bill	0.15	08/25/2011	55,000,000	54,994,317
US Treasury Bill	0.16	08/18/2011	56,000,000	55,995,637

Total Treasury Debt (Cost $268,966,790)				268,966,790

Total Investments in Securities
(Cost $6,354,580,185)*	93.72%	6,354,580,185
Other Assets and Liabilities, Net	6.28	425,875,071

Total Net Assets	100.00%	$6,780,455,256

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

§	These securities are subject to a demand feature which reduces the effective maturity.

±	Variable rate investments.

^	Zero coupon security. Rate represents yield to maturity.

(z)	Collateralized by:

(1)	U.S. government securities, 3.50% to 5.00%, 11/1/2025 to 7/1/2041, market value including accrued interest is $26,755,259.

(2)	U.S. government securities, 2.375% to 6.50%, 12/1/2017 to 7/1/2041, market value including accrued interest is $23,690,000.

(3)	Commercial papers, 0.00%, 8/3/2011 to 10/20/2011, market value is $45,900,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—July 31, 2011 (Unaudited)	Wells Fargo Advantage Money Market Fund	23

Assets
Investments in unaffiliated securities, at amortized cost	$6,354,580,185
Cash	349,943,998
Receivable for investments sold	73,647,004
Receivable for Fund shares sold	6,234,062
Receivable for interest	1,158,001
Receivable from adviser	2,517,871
Prepaid expenses and other assets	200,797

Total assets	6,788,281,918

Liabilities
Dividends payable	29,296
Payable for Fund shares redeemed	2,386,070
Distribution fees payable	642,539
Due to other related parties	1,453,527
Shareholder report expenses payable	526,657
Shareholder servicing fees payable	1,440,423
Trustees’ fees and expenses payable	490,739
Accrued expenses and other liabilities	857,411

Total liabilities	7,826,662

Total net assets	$6,780,455,256

NET ASSETS CONSIST OF
Paid-in capital	$6,785,306,553
Overdistributed net investment income	(482,582)
Accumulated net realized losses on investments	(4,368,715)

Total net assets	$6,780,455,256

COMPUTATION OF NET ASSET VALUE PRICE PER SHARE[1]
Net assets – Class A	$3,612,633,722
Shares outstanding – Class A	3,612,791,491
Net asset value per share – Class A	$1.00
Net assets – Class B	$457,613,499
Shares outstanding – Class B	457,629,036
Net asset value per share – Class B	$1.00
Net assets – Class C	$18,554,440
Shares outstanding – Class C	18,555,083
Net asset value per share – Class C	$1.00
Net assets – Daily Class	$1,517,528,434
Shares outstanding – Daily Class	1,517,589,168
Net asset value per share – Daily Class	$1.00
Net assets – Investor Class	$646,861,724
Shares outstanding – Investor Class	646,881,174
Net asset value per share – Investor Class	$1.00
Net assets – Service Class	$527,263,437
Shares outstanding – Service Class	527,282,208
Net asset value per share – Service Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Money Market Fund	Statement of Operations—Six Months Ended July 31, 2011 (Unaudited)

Investment income
Interest	$10,791,624

Expenses
Advisory fee	10,300,573
Administration fees
Fund level	1,777,023
Class A	4,528,289
Class B	530,946
Class C	19,299
Daily Class	2,045,785
Investor Class	813,868
Service Class	310,585
Shareholder servicing fees
Class A	4,965,286
Class B	588,471
Class C	14,553
Daily Class	2,324,756
Investor Class	809,039
Service Class	647,052
Distribution fees
Class B	1,810,042
Class C	65,791
Daily Class	2,324,756
Custody and accounting fees	226,460
Professional fees	6,541
Registration fees	43,962
Shareholder report expenses	374,350
Trustees’ fees and expenses	7,075
Other fees and expenses	78,573

Total expenses	34,613,075
Less: Fee waivers and/or expense reimbursements	(24,203,736)

Net expenses	10,409,339

Net investment income	382,285
Net realized gains on investments	79,351

Net increase in net assets resulting from operations	$461,636

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Money Market Fund	25

	Six Months Ended January 31, 2011 (Unaudited)		Year Ended January 31, 2011[1]			Year Ended February 28, 2010

Operations
Net investment income		$382,285			$776,319		$4,175,816
Net realized gains (losses) on investments		79,351			(408,292)		207,089
Net change in unrealized gains (losses) on investments		0			15,379,410		19,484,069

Net increase in net assets resulting from operations		461,636			15,747,437		23,866,974

Distributions to shareholders from
Net investment income
Class A		(205,840)			(467,318)		(3,393,805)
Class B		(24,135)			(50,035)		(80,042)
Class C		(877)			(1,645)[2]		NA
Daily Class		(92,994)			(152,204)[2]		NA
Investor Class		(32,556)			(63,394)		(701,288)
Service Class		(25,883)			(41,723)[2]		NA

Total distributions to shareholders		(382,285)			(776,319)		(4,175,135)

	Shares		Shares			Shares

Capital share transactions
Proceeds from shares sold
Class A	2,745,625,259	2,745,625,259	3,802,546,469		3,802,546,469	2,932,633,470	2,932,633,470
Class B	307,446,989	307,446,989	824,615,875		824,615,875	928,457,413	928,457,413
Class C	6,637,523	6,637,523	5,009,393	[2]	5,009,393 [2]	NA	NA
Daily Class	3,672,463,294	3,672,463,294	8,494,124,953	[2]	8,494,124,953 [2]	NA	NA
Investor Class	145,139,219	145,139,219	288,916,090		288,916,090	380,245,373	380,245,373
Service Class	1,252,971,663	1,252,971,663	1,504,488,495	[2]	1,504,488,495 [2]	NA	NA

		8,130,283,947			14,919,701,275		4,241,336,256

Reinvestment of distributions
Class A	200,071	200,071	465,402		465,402	3,413,309	3,413,309
Class B	23,850	23,850	50,825		50,825	81,382	81,382
Class C	764	764	1,135	[2]	1,135 [2]	NA	NA
Daily Class	61,510	61,510	87,251	[2]	87,251 [2]	NA	NA
Investor Class	26,296	26,296	51,978		51,978	684,872	684,872
Service Class	2,058	2,058	2,075	[2]	2,075 [2]	NA	NA

		314,549			658,666		4,179,563

Payment for shares redeemed
Class A	(4,041,975,229)	(4,041,975,229)	(4,972,609,447)		(4,972,609,447)	(6,635,071,816)	(6,635,071,816)
Class B	(392,557,259)	(392,557,259)	(953,063,137)		(953,063,137)	(1,537,359,752)	(1,537,359,752)
Class C	(8,068,291)	(8,068,291)	(13,078,915)[2]		(13,078,915)[2]	NA	NA
Daily Class	(4,253,006,092)	(4,253,006,092)	(8,686,289,762)[2]		(8,686,289,762)[2]	NA	NA
Investor Class	(167,203,807)	(167,203,807)	(353,707,978)		(353,707,978)	(568,956,833)	(568,956,833)
Service Class	(1,302,429,492)	(1,302,429,492)	(1,477,823,038)[2]		(1,477,823,038)[2]	NA	NA

		(10,165,240,170)			(16,456,572,277)		(8,741,388,401)

Net asset value of shares issued in acquisitions
Class A	0	0	847,570,175		847,772,251	0	0
Class B	0	0	41,175,793		41,185,718	0	0
Class C	0	0	28,053,474		28,057,477	NA	NA
Daily Class	0	0	2,290,148,014		2,290,021,972	NA	NA
Service Class	0	0	550,070,447		550,243,434	NA	NA

		0			3,757,280,852		0

Net increase (decrease) in net assets resulting from capital share transactions		(2,034,641,674)			2,221,068,516		(4,495,872,582)

Total increase (decrease) in net assets		(2,034,562,323)			2,236,039,634		(4,476,180,743)

Net assets
Beginning of period		8,815,017,579			6,578,977,945		11,055,158,688

End of period		$6,780,455,256			$8,815,017,579		$6,578,977,945

Undistributed (overdistributed) net investment income		$(482,582)			$(482,582)		$680

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Class commenced operations on June 30, 2010.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]	Year Ended February 28,
Class A			2010	2009	2008	2007	2006[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.04	0.04	0.03
Net realized and unrealized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.04	0.04	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.04)	(0.04)	(0.03)
Net realized gains	0.00	0.00	0.00	(0.00)[3]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.04)	(0.04)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.04%	1.74%	4.48%	4.54%	2.69%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.79%	0.88%	0.83%	0.81%	0.82%	0.83%
Net expenses	0.27%	0.35%	0.58%	0.79%	0.76%	0.76%	0.76%
Net investment income	0.01%	0.01%	0.05%	1.75%	4.37%	4.46%	2.96%
Supplemental data
Net assets, end of period (000’s omitted)	$3,612,634	$4,908,741	$5,218,601	$8,894,795	$11,659,129	$8,430,922	$6,580,685

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the eleven months ended February 28, 2006. The Fund changed its fiscal year end from March 31 to February 28, effective February 28, 2006.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Money Market Fund	27

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]	Year Ended February 28,
Class B			2010	2009	2008	2007	2006[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04	0.04	0.02
Net realized and unrealized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04	0.04	0.02
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)	(0.04)	(0.02)
Net realized gains	0.00	0.00	0.00	(0.00)[3]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)	(0.04)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	1.03%	3.71%	3.76%	1.99%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.56%	1.62%	1.58%	1.57%	1.57%	1.58%
Net expenses	0.27%	0.35%	0.62%	1.49%	1.51%	1.51%	1.51%
Net investment income	0.01%	0.01%	0.01%	1.04%	3.66%	3.70%	2.16%
Supplemental data
Net assets, end of period (000’s omitted)	$457,613	$542,695	$628,445	$1,238,714	$1,438,346	$1,431,103	$1,264,470

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the eleven months ended February 28, 2006. The Fund changed its fiscal year end from March 31 to February 28, effective February 28, 2006.

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

Class C	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.00%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.47%	1.52%
Net expenses	0.27%	0.36%
Net investment income	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$18,554	$19,984

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Money Market Fund	29

(For a share outstanding throughout each period)

Daily Class	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.00%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.04%
Net expenses	0.27%	0.36%
Net investment income	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$1,517,528	$2,097,990

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]	Year Ended February 28,
Investor Class			2010	2009	2008	2007	2006[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05	0.03
Net realized and unrealized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)	(0.03)
Net realized gains	0.00	0.00	0.00	(0.00)[3]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.08%	1.85%	4.60%	4.65%	2.74%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.84%	0.92%	0.90%	0.94%	0.99%	1.00%
Net expenses	0.27%	0.35%	0.52%	0.68%	0.65%	0.65%	0.65%
Net investment income	0.01%	0.01%	0.08%	1.82%	4.50%	4.56%	3.02%
Supplemental data
Net assets, end of period (000’s omitted)	$646,862	$668,894	$731,932	$921,649	$926,851	$764,268	$700,278

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the eleven months ended February 28, 2006. The Fund changed its fiscal year end from March 31 to February 28, effective February 28, 2006.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Money Market Fund	31

(For a share outstanding throughout each period)

Service class	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.00%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.71%	0.69%
Net expenses	0.27%	0.35%
Net investment income	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$527,263	$576,714

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Money Market Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of January 31, 2011 the Fund had estimated net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $4,448,060 with $4,039,774 expiring in 2017 and $408,286 expiring in 2019.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Money Market Fund	33

losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Fund’s Portfolio of Investments.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. For the six months ended July 31, 2011, the advisory fee was equivalent to an annual rate of 0.27% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer

34	Wells Fargo Advantage Money Market Fund	Notes to Financial Statements (Unaudited)

agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C, Daily Class	0.22%
Investor Class	0.25
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C and Daily Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C and Daily Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Daily Class shares.

For the six months ended July 31, 2011, Wells Fargo Funds Distributor, LLC received $5,313, $37,082 and $1,288 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. ACQUISITION

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund at an exchange ratio of 1.00 for each class. Shareholders holding Class A, Class B, Class C, Class I and Class S shares of Evergreen Money Market Fund received Class A, Class B, Class C, Service Class and Daily Class shares, respectively, of the Fund in the reorganization. Existing shareholders of Wells Fargo Advantage Overland Express Sweep Fund received Daily Class shares of the Fund in the reorganization. The investment portfolio of Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund with fair values of $2,358,958,301 and $1,410,238,573, respectively, and amortized costs of $2,358,958,301 and $1,410,238,573, respectively, at July 9, 2010, were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired and number of shares issued were as follows:

Acquired Fund	Value of Net Assets Acquired	Number of Shares Issued
Evergreen Money Market Fund	$2,351,836,661	847,570,175	Class A
		41,175,793	Class B
		28,053,474	Class C
		884,677,740	Daily Class
		550,070,447	Service Class
Wells Fargo Advantage Overland Express Sweep Fund	$1,405,444,191	1,405,470,274	Daily Class

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Money Market Fund	35

The aggregate net assets of the Fund immediately before and after the acquisitions were $5,906,118,088 and $9,663,398,940, respectively.

Assuming the acquisitions had been completed March 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$1,129,808
Net realized gains on investments	$15,040,859
Net increase in net assets resulting from operations	$16,170,667

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of July 31, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

36	Wells Fargo Advantage Money Market Fund	Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

Other Information (Unaudited)	Wells Fargo Advantage Money Market Fund	37

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

38	Wells Fargo Advantage Money Market Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

Other Information (Unaudited)	Wells Fargo Advantage Money Market Fund	39

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

100% Treasury Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Money Market Fund, Prime Investment Money Market Fund and Treasury Plus Money Market Fund

(Not all of the funds described in this Board considerations section are part of this shareholder report. This shareholder report only relates to Money Market Fund.)

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the 100% Treasury Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Money Market Fund, Prime Investment Money Market Fund and Treasury Plus Money Market Fund (collectively, the “Funds”); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for each of the Funds. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to each Fund specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for each of the Funds as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for each of the Funds was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors,

40	Wells Fargo Advantage Money Market Fund	Other Information (Unaudited)

together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by Funds Management and Wells Capital Management.

Fund performance and expenses

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that were determined by Lipper Inc. (“Lipper”) to be similar to the Funds, and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of each of the Funds was higher than or in range of the median performance of the Universe for the periods under review, except for the Money Market Fund (Class B).

The Board received and considered information regarding each Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to each Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in a Fund’s Expense Group. The Board noted that the net operating expense ratios of the Service Class, Administrator Class, Institutional Class and Select Class of each of the Funds were in range of each Fund’s respective Expense Group’s median net operating expense ratio, except for the 100% Treasury Money Market Fund (Service Class). The Board also noted that the net operating expense ratios of the Class A and Sweep Class of each of the Funds, the Money Market Fund (A, B, C, Daily and Investor Classes) were higher than each Fund’s respective Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Funds’ administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rates”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”).

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in each Fund’s Expense Group median. The Board noted that the Advisory Agreement Rates for the Class A, Service Class, Administrator Class, Institutional Class and Select Class of each of the Funds were in range of each Fund’s respective Expense Group, except for the 100% Treasury Money Market Fund (Administrator Class). The Board noted that the Advisory Agreement Rates for the Sweep Class of each of the Funds was not appreciably higher than the median rate of each Fund’s Expense Group, except for the 100% Treasury Money Market Fund. The Board also noted that the Advisory Agreement Rates for the Money Market Fund (Class B, Class C, Daily Class and Investor Class) were higher than the median rate of the Expense Group. The Board noted that the Net Advisory Rates for the Service Class, Administrator Class, Institutional Class and Select Class of each of the Funds were in range of each Fund’s respective Expense Group. The Board also noted that the Net Advisory Rates for the Class A and Sweep Class of each of the Funds and the Money Market Fund (Class B, Class C, Daily Class and Investor Class) were higher than each Fund’s respective Expense Group. The Board further noted that Funds Management had agreed to continue and, in certain instances, reduce contractual fee cap arrangements for the Funds designed to lower the Funds’ expenses.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board

Other Information (Unaudited)	Wells Fargo Advantage Money Market Fund	41

received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

In each case, the Board determined that the Advisory Agreement Rates for the Funds, both with and without administration fee rates and before and after waivers, were acceptable in light of the Funds’ Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of each Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Funds to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to any of the Funds, individually or in the aggregate, was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in each Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rates of the Funds (as a percentage of Fund assets) as the Funds grow in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Funds. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Funds and receives certain compensation for those services. The Board noted that the Funds pay sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

42	Wells Fargo Advantage Money Market Fund	Other Information (Unaudited)

Other factors and broader review

The Board also considered the markets for distribution of the Funds’ shares, including the multiple channels through which the Funds’ shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage Money Market Fund	43

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
RIB	— Residual Interest Bond
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.

204802 09-11 SA306/SAR306 7-11

Wells Fargo Advantage

Municipal Cash Management Money Market Fund

Semi-Annual Report

July 31, 2011

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The views expressed and any forward-looking statements are as of July 31, 2011, unless otherwise noted and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $221 billion in assets under management, as of July 31, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Dear Valued Shareholder,

We’re pleased to offer you this semi-annual report for the Wells Fargo Municipal Cash Management Money Market Fund for the six-month period that ended July 31, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We believe this change will give you more convenient access to your fund data.

The period began modestly as improving economic optimism generally shifted investors toward equities and riskier assets and away from U.S. Treasuries and lower-yielding fixed-income securities. Returns from fixed income were modest in the opening months of 2011 but were generally still positive as U.S. Treasury yields incrementally climbed higher. But after the slow start, bond prices once again strongly improved, sparked by a sharp decline in U.S. Treasury prices in April that carried into May. Late in the period, lower-rated bonds declined in price more than the higher credit-quality tiers but not enough to outweigh the stronger performance from lower-rated securities during the period. Lower-quality and longer-maturity fixed-income securities generally outperformed higher-quality and shorter-maturity securities over the full period.

The activity within the broader bond market also resonated with money market participants. As the economic and credit environment reverberated from the ongoing sovereign debt concerns and softening economic data, many participants continued to balance a need for stability and desire for higher yields. The result has been good demand for domestic commercial paper and certificate of deposits. Also, in spite of all the discussion about sovereign debt, many money market participants continue to maintain some exposures to foreign banks based on the quality of their fundamentals. By focusing more on the fundamentals and taking a more selective approach to the short-term security market helped the markets avoid the severe yield volatility or significant flight-to-quality experienced during the spring of 2010, when the Greek sovereign debt crisis first emerged.

The global economic “recovery” hit a snag, but the end of 2011 could regain momentum.

The U.S. economic recovery that began in mid-2009 and gained further momentum throughout 2010, particularly during the fourth quarter, has failed to maintain that level of growth through the first seven months of 2011. For example, gross domestic product (GDP), the broadest measure of economic activity, grew at an annualized rate of 3.1% in the fourth quarter of 2010, only to slow dramatically during the first quarter of 2011. The latest revision to first-quarter GDP data during the period indicated that the economy grew at an annualized rate of 0.4% during the first quarter of 2011. While still positive, it’s a much slower pace of growth than experienced in the second half of 2010 and notably lower than consensus forecasts. Nevertheless, the advance estimate of second-quarter 2011 GDP, which was released on July 29, 2011, was 1.3%, suggesting that the U.S. economy continues to expand, though at a slow and uneven pace.

Jobs and housing remained troublesome.

The July 2011 unemployment rate in the U.S. was reported at 9.1%, down from 9.5% a year earlier but still notably higher than historical averages. Unfortunately,

Letter to Shareholders	Wells Fargo Advantage Municipal Cash Management Money Market Fund	3

the drop may be more attributable to a decline in the labor force than to a meaningful uptick in hiring. The level of job creation in 2011 has been trending below historical averages, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite some tentative late-year signs of stabilization. That said, persistent weakness in the labor and housing markets bears close watching in the months ahead.

Other economic data in the U.S. has been more encouraging, reflecting greater confidence in the sustainability of the expansion on the part of both consumers and businesses. Retail sales came in strong at certain points during the period and industrial production and new orders have picked up. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and information technology. Core inflation, which excludes volatile food and energy prices, remained benign.

The Federal Reserve believes the economic recovery will accelerate in future quarters.

With inflation subdued, the Federal Open Market Committee (FOMC) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0.00% to 0.25%. On June 22, 2011, in its final statement of the six-month period, the Fed reiterated that the economic recovery “is proceeding at a moderate pace,” but that “recent labor market indicators have been weaker than anticipated.” It described the recent increase in inflation as temporary, suggesting that inflation pressures will ease going forward. While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

As recent headwinds subside, it is reasonable to expect markets to regain focus.

Now that it appears the debt ceiling has been increased and a U.S. default will be averted, money market participants and the broader bond market can get back to more fundamental and lasting concerns-chiefly, the economy. After avoiding short-term Treasuries in late July 2011, ahead of pending U.S. debt ceiling deadline, money market participants have returned to the U.S. short-term markets1. Economic indicators released in the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory. Most indicators still point toward real GDP growth in the 2% to 3% range in the second half of 2011. While that is not enough to produce big employment gains, it might be sufficient to cause Treasury yields to retrace some of the late-July declines.

Don’t let short-term uncertainty derail long-term investment goals.

While periods of uncertainty can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, Wells Fargo Advantage Funds represents investments across a broad range of asset classes and investment styles with more than 110 mutual funds, giving you an

1.	Comments expressed that do not fall within the reporting period are as of August 2, 2011.

While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

Economic indicators released in the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory.

4	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Letter to Shareholders

opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk.

In our opinion, diligent and earnest assessment of the fundamental characteristics of money market eligible securities will be a key differentiating factor between which investment strategies meet client expectations and which do not. At Wells Fargo Advantage Funds, we intend to continue the emphasis of principal preservation and high liquidity across our lineup of Wells Fargo Advantage Money Market Funds. In changing markets, we believe it is particularly important to have diligent investment analysts in charge of investor assets.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Performance Highlights

Wells Fargo Advantage Municipal Cash Management Money Market Fund

5

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

James Randazzo

FUND INCEPTION

November 20, 1996

  SECTOR
DISTRIBUTION[1]   (AS OF JULY 31,
2011)

EFFECTIVE MATURITY DISTRIBUTION[1] (AS OF JULY 31, 2011)

WEIGHTED AVERAGE MATURITY[2] (AS OF JULY 31, 2011)

14 Days

WEIGHTED AVERAGE FINAL MATURITY[3] (AS OF JULY 31, 2011)

14 Days

1.
Sector distribution and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.
Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a Fund’s sensitivity to potential interest rate changes.

3.
Weighted Average Final Maturity (WAFM): WAFM calculates a Fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the Fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a Fund’s potential sensitivity to credit spread changes.

6

Wells Fargo Advantage Municipal Cash Management Money Market Fund

Performance Highlights

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JULY 31, 2011)

Expense Ratios[5]

Inception Date

6 Months*

1 Year

5 Year

10 Year

Gross

Net[6]

Administrator Class (WUCXX)

07/09/2010

0.01

0.04

1.64

1.71

0.38%

0.30%

Institutional Class (EMMXX)

11/20/1996

0.04

0.12

1.66

1.72

0.26%

0.20%

Service Class (EISXX)

11/20/1996

0.00

0.01

1.45

1.49

0.55%

0.45%

*
Returns for periods of less than one year are not annualized.

  FUND YIELD
SUMMARY[6]   (AS OF JULY 31,
2011)

Administrator Class

Institutional Class

Service Class

7-Day Current Yield

0.01%

0.01%

0.01%

7-Day Compound Yield

0.01%

0.01%

0.01%

30-Day Simple Yield

0.01%

0.01%

0.01%

30-Day Compound Yield

0.01%

0.01%

0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.

An investment in a money market fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

4.
Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, and has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen Institutional Municipal Money Market Fund.

5.
Reflects the expense ratios as stated in the most recent prospectuses.

6.
The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating
Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been
(0.19)%, (0.07)%, and (0.36)% for Administrator Class, Institutional Class and Service Class, respectively.

Fund Expenses

Wells Fargo Advantage Municipal Cash Management Money Market Fund

7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2011 to July 31, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line
of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the
“Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 02-01-2011

Ending Account Value 07-31-2011

Expenses Paid During the Period¹

Net Annual Expense Ratio

Administrator Class

Actual

$
1,000.00

$
1,000.10

$
1.29

0.26
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.51

$
1.30

0.26
%

Institutional Class

Actual

$
1,000.00

$
1,000.41

$
0.94

0.19
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.85

$
0.95

0.19
%

Service Class

Actual

$
1,000.00

$
1,000.05

$
1.34

0.27
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.46

$
1.35

0.27
%

1.
Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8

Wells Fargo Advantage Municipal Cash Management Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Municipal Bonds and Notes: 92.48%

Alabama: 3.22%

Variable Rate Demand Notes§: 3.22%

Homewood AL Educational Building Authority (Education Revenue, Branch Banking & Trust LOC)

0.08
%

12/01/2043

$
10,000,000

$
10,000,000

Mobile County AL IDA Mobile Development Project (Energy Revenue, Svenska HandelsBanken LOC)

0.07

07/01/2040

30,000,000

30,000,000

  Pell City AL Special Care Facilities Authority Noland Health Services Incorporated Project Series 2009A (Health Revenue, U.S. Bank NA
LOC)

0.09

12/01/2039

4,000,000

4,000,000

Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue)

0.24

08/01/2027

46,537,000

46,537,000

Tuscaloosa County AL IDA Series A (Miscellaneous Revenue)

0.10

09/01/2020

6,700,000

6,700,000

97,237,000

Arizona: 0.83%

Variable Rate Demand Notes§: 0.83%

Maricopa County AZ Desert Eagles Estate Project Series 2003A-1 (Housing Revenue, FHLMC Insured)

0.18

07/01/2036

9,380,000

9,380,000

Mesa AZ Utility Systems ROC RR-II-R 11032 (Utilities Revenue, FSA Insured)

0.12

07/01/2026

15,600,000

15,600,000

24,980,000

Arkansas: 0.03%

Variable Rate Demand Note§: 0.03%

Arkansas Development Finance Authority Stratton Seed Company Project (IDR, Bank of America NA LOC)

0.40

03/01/2014

900,000

900,000

California: 10.10%

Other Municipal Debt: 0.35%

San Diego CA County & School District Notes Series B-1 (Miscellaneous Revenue, GO of Participants Insured)

2.00

01/31/2012

3,500,000

3,526,638

San Joaquin County CA Transportation Authority Series A (Tax Revenue)

0.09

08/09/2011

7,000,000

7,000,000

10,526,638

Variable Rate Demand Notes§: 9.75%

ABAG Finance Authority for Non-Profit Corporations CA Hills Apartments Series A (GO - Local, FNMA Insured)

0.12

12/15/2032

6,000,000

6,000,000

California CDA PUTTER Series 2680 (Housing Revenue, JPMorgan Chase Bank LOC)

0.22

05/15/2018

23,000,000

23,000,000

California CDA PUTTER Series 2681 (Housing Revenue, JPMorgan Chase Bank LOC)

0.32

05/15/2018

7,300,000

7,300,000

California CDA PUTTER Series 3931 (Housing Revenue, JPMorgan Chase Bank LOC)

0.21

08/12/2012

5,000,000

5,000,000

California CDA PUTTER Series 3934 (Housing Revenue, JPMorgan Chase Bank LOC)††

0.20

08/07/2012

15,000,000

15,000,000

California PCFA Pacific Gas & Electric Project Series 97-B (Utilities Revenue, JPMorgan Chase Bank LOC)

0.31

11/01/2026

150,000

150,000

California Statewide CDA Gas Supply Project Series 2010 (Utilities Revenue)

0.07

11/01/2040

45,325,000

45,325,000

California Statewide CDA Olympus Park Apartments Series Y (Housing Revenue, FNMA Insured)

0.18

10/15/2030

2,200,000

2,200,000

FHLMC Series M001 Class A (Housing Revenue)

0.18

08/15/2045

30,096,327

30,096,327

FHLMC Series M002 Class A (Housing Revenue)

0.18

01/15/2047

4,365,504

4,365,504

Portfolio of Investments—July 31, 2011 (Unaudited)

Wells Fargo Advantage Municipal Cash Management Money Market Fund

9

Security Name

Interest Rate

Maturity Date

Principal

Value

Variable Rate Demand Notes§ (continued)

FHLMC Series M008 Class A (Housing Revenue)

0.18
%

02/15/2035

$
20,015,199

$
20,015,199

Grossmont CA High School District California School Deutsche Bank Spears Trust Series DBE-637 (GO - Local)

0.08

08/01/2047

4,200,000

4,200,000

Oakland CA Redevelopment Agency (Housing Revenue, FHLMC Insured)

0.18

10/01/2050

49,400,000

49,400,000

San Jose CA Airport Deutsche Bank Spears/Lifers Trust Series DB-479 (Airport Revenue, FSA-CR AMBAC Insured)

0.08

03/01/2037

35,155,000

35,155,000

Southern CA Metropolitan Water District Series A-1 (Water & Sewer Revenue)

0.10

07/01/2036

6,500,000

6,500,000

Ukiah CA Union School District Deutsche Bank Spears Trust Series DB-382 (GO - Local, NATL-RE Insured)

0.08

08/01/2030

20,795,000

20,795,000

Victorville CA Joint Powers Finance Authority Project A (Utilities Revenue, BNP Paribas LOC)

1.35

05/01/2040

20,120,000

20,120,000

294,622,030

Colorado: 0.66%

Variable Rate Demand Notes§: 0.66%

Arapahoe County CO Cottrell Printing Project (IDR, KeyBank NA LOC)

0.28

10/01/2019

2,000,000

2,000,000

Aurora CO Centretech Metropolitan District Series 1998-C (GO - Local, U.S. Bank NA LOC)

0.13

12/01/2028

3,065,000

3,065,000

Colorado ECFA National Jewish Federation Project (Health Revenue, U.S. Bank NA LOC)

0.20

02/01/2039

950,000

950,000

Colorado ECFA Vail Valley Foundation Project Series 2007 (Miscellaneous Revenue, U.S. Bank NA LOC)

0.08

12/01/2037

5,700,000

5,700,000

Denver CO City & County Refunding MFHR Garden Court Community Project Series 2008 (Housing Revenue, FNMA Insured)

0.21

12/15/2038

8,150,000

8,150,000

19,865,000

Delaware: 8.33%

Variable Rate Demand Notes§: 8.33%

Branch Bank & Trust Municipal Trust Series 5000 (Lease Revenue, RaboBank International LOC)††

0.17

10/01/2028

15,498,065

15,498,065

Branch Bank & Trust Municipal Trust Series 5003 (Lease Revenue, RaboBank International LOC)††

0.32

05/01/2027

28,313,998

28,313,998

Clipper Tax-Exempt Certified Trust Series 2004-10 (Housing Revenue)

0.23

12/01/2035

3,502,000

3,502,000

Clipper Tax-Exempt Certified Trust Series 2005-30 (Housing Revenue)

0.23

06/01/2038

13,895,000

13,895,000

Clipper Tax-Exempt Certified Trust Series 2005-31 (Housing Revenue)

0.23

01/01/2036

12,405,000

12,405,000

Clipper Tax-Exempt Certified Trust Series 2006-02 (Housing Revenue)

0.23

10/01/2036

14,690,000

14,690,000

Clipper Tax-Exempt Certified Trust Series 2006-06 (Housing Revenue)

0.23

07/01/2037

10,597,000

10,597,000

Clipper Tax-Exempt Certified Trust Series 2006-10 (Housing Revenue)

0.23

09/01/2013

1,345,000

1,345,000

Clipper Tax-Exempt Certified Trust Series 2007-26 (Housing Revenue)

0.13

05/01/2017

93,374,000

93,374,000

Clipper Tax-Exempt Certified Trust Series 2007-40 (Housing Revenue)

0.23

02/01/2013

9,212,000

9,212,000

Delaware Economic Development Authority (Miscellaneous Revenue)

0.21

08/01/2029

19,300,000

19,300,000

Delaware Economic Development Authority IDR Delaware Clean Power Project Series 1997-B (Miscellaneous Revenue)

0.28

08/01/2029

25,150,000

25,150,000

Delaware EDFA Delaware Clean Power Project Series A (Energy Revenue)

0.21

08/01/2029

2,000,000

2,000,000

Delaware Health Facilities Authority Series B (Hospital Revenue, PNC Bank NA LOC)

0.06

07/01/2039

2,375,000

2,375,000

251,657,063

10

Wells Fargo Advantage Municipal Cash Management Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

District of Columbia: 1.04%

Other Municipal Debt: 0.66%

District of Columbia TRAN (GO - State)

2.00
%

09/30/2011

$
20,000,000

$
20,054,356

Variable Rate Demand Notes§: 0.38%

District of Columbia HFA PFOTER Carver Senior Apartments Project Series 4566 (Housing Revenue, FHLMC Insured)

0.18

10/01/2049

7,170,000

7,170,000

District of Columbia HFA PFOTER Galen Terrace Project Series 4568 (Housing Revenue, FHLMC Insured)

0.18

02/01/2049

4,320,000

4,320,000

11,490,000

Florida: 6.24%

Variable Rate Demand Notes§: 6.24%

Alachua County FL HFA MFHR Santa Fe Apartments Project Series 2008 (Housing Revenue, FNMA LOC)

0.09

04/15/2041

7,400,000

7,400,000

Bay County FL Sales Tax Solar Eclipse Project Series 2006-0103 (Tax Revenue, U.S. Bank NA LOC)

0.07

03/01/2014

2,970,000

2,970,000

Brevard County FL HFA Shore View Apartments Project Series 1995 (Housing Revenue, Harris Trust & Savings Bank LOC)

0.11

02/01/2015

800,000

800,000

Duval County FL Camri Green Apartments (Housing Revenue, FNMA Insured)

0.12

11/15/2036

6,800,000

6,800,000

Florida HFA Vizcaya Villas Project Series 1996-M (Housing Revenue)††

0.15

07/25/2015

5,625,000

5,625,000

  Florida Housing Finance Corporation Brook Haven Apartments Multi-Family Mortgage Project Series 2006-H (Housing Revenue, FNMA
Insured)

0.11

04/15/2039

6,295,000

6,295,000

Greater Orlando FL Aviation Authority Flight Safety Project Series A (Airport Revenue)

0.04

10/01/2023

6,400,000

6,400,000

JEA Florida Electric Systems Series A (Utilities Revenue, Bank of Montreal LOC)

0.07

10/01/2035

2,225,000

2,225,000

Marion County FL HFA Paddock Apartments Project (Housing Revenue, FNMA Insured)

0.09

10/15/2032

4,000,000

4,000,000

Miami-Dade County FL Expressway Authority Series 1339 (Transportation Revenue, AGC-ICC FGIC Insured)

0.22

07/01/2012

10,090,000

10,090,000

Miami-Dade County FL International Airport Aviation Series 2008-1139X (Airport Revenue, Assured Guaranty Insured)

0.21

04/01/2028

7,500,000

7,500,000

Miami-Dade County FL Series DBE-538 (Tax Revenue, AMBAC Insured)

0.08

04/01/2027

2,200,000

2,200,000

Orange County FL Health Facilities Authority Adventist Health Systems Project Series 237 (Hospital Revenue, AMBAC Insured)

0.21

11/15/2025

101,000,000

101,000,000

Orange County FL HFA Landings on Millenia Boulevard Apartments Project Series 2002-A (Housing Revenue, FNMA LOC)

0.12

08/15/2035

7,060,000

7,060,000

Orlando FL Utilities Commission Series A (Utilities Revenue)

0.19

10/01/2027

6,745,000

6,745,000

Palm Beach County FL Finance Authority DRIVER Trust Series 3419 (Resource Recovery Revenue, BHAC Insured)††

0.12

04/01/2017

2,275,000

2,275,000

  Palm Beach County FL Jewish Community Campus Corporation Project (Miscellaneous Revenue, Northern Trust Company LOC, AMBAC
Insured)

0.11

03/01/2027

4,000,000

4,000,000

South Broward FL Hospital District Solar Eclipse Project Series 2006-0043 (Hospital Revenue, U.S. Bank NA LOC)††

0.07

11/01/2013

5,000,000

5,000,000

188,385,000

Georgia: 0.93%

Variable Rate Demand Notes§: 0.93%

  Atlanta GA Development Authority Multi-Modal Zone Facility Perkins & Will Incorporated Project (Miscellaneous Revenue, Harris NA
LOC)

0.10

11/01/2030

6,420,000

6,420,000

Portfolio of Investments—July 31, 2011 (Unaudited)

Wells Fargo Advantage Municipal Cash Management Money Market Fund

11

Security Name

Interest Rate

Maturity Date

Principal

Value

Variable Rate Demand Notes§ (continued)

Atlanta GA Housing Authority Villages at Carver Project (Housing Revenue, FNMA Insured)

0.10
%

12/15/2039

$
3,425,000

$
3,425,000

Fulton County GA Development Authority Shepherd Center Project (Hospital Revenue, FHLB LOC)

0.07

09/01/2035

1,620,000

1,620,000

George L Smith II GA World Congress Center (Miscellaneous Revenue, BHAC-CR NATL-RE Insured)††

0.18

01/01/2018

14,825,000

14,825,000

Gwinnet County GA Development Authority Ole Mexican Foods Incorporated Project (IDR, Branch Banking & Trust LOC)

0.18

05/01/2031

1,765,000

1,765,000

28,055,000

Hawaii: 0.33%

Variable Rate Demand Note§: 0.33%

Clipper Tax-Exempt Certified Trust Series 2007-34 (GO - State)

0.13

05/01/2015

9,995,000

9,995,000

Idaho: 0.33%

Variable Rate Demand Notes§: 0.33%

Gooding County ID Southfield Dairy Project (Miscellaneous Revenue, Wells Fargo Bank NA LOC)(q)

0.18

04/01/2022

3,630,000

3,630,000

  Jerome County ID Economic Development Corporation Davisco Foods International Project Series 2009 (Miscellaneous Revenue, Bank of Montreal
LOC)

0.07

12/01/2029

6,200,000

6,200,000

9,830,000

Illinois: 7.08%

Variable Rate Demand Notes§: 7.08%

Branch Bank & Trust Municipal Trust Series 5001 (Lease Revenue, RaboBank International LOC)††

0.17

06/01/2020

22,560,849

22,560,849

Chicago IL Series ZC-1 (GO - Local, FGIC Insured)

0.14

01/01/2023

36,403,000

36,403,000

Chicago IL Wastewater Transmission (Water & Sewer Revenue, FSA-CR FGIC Insured)

0.15

01/01/2015

6,975,000

6,975,000

Chicago IL Deutsche Bank Spears-Lifers Trust (Water & Sewer Revenue, NATL-RE Insured)

0.08

01/01/2027

15,555,000

15,555,000

Chicago IL Eclipse Funding Trust Solar Eclipse Project Series 2006-0003 (GO - Local, U.S. Bank NA LOC, FSA Insured)

0.07

07/01/2013

9,185,000

9,185,000

Chicago IL Education Marine Project Series 1984 (Port, Airport, & Marina Authority Revenue, FHLB LOC)

0.10

07/01/2023

4,200,000

4,200,000

Chicago IL Enterprise Center Project Series IX (IDR, LaSalle Bank NA LOC)

0.26

06/01/2022

3,146,000

3,146,000

Chicago IL Enterprise Center Project Series X (IDR, LaSalle Bank NA LOC)

0.26

06/01/2022

4,300,000

4,300,000

Chicago IL Midway Airport 2nd Lien Series C-1 (Port, Airport, & Marina Authority Revenue, Bank of Montreal LOC)

0.12

01/01/2035

20,000,000

20,000,000

Chicago IL O’Hare International Airport ROC RR-II-R-605PB (Airport Revenue, FSA-CR FGIC Insured)

0.23

01/01/2014

9,740,000

9,740,000

Chicago IL P S Greetings Incorporated Project (IDR, JPMorgan Chase & Company LOC)

0.16

05/01/2024

1,135,000

1,135,000

Chicago IL Water Eclipse Funding Trust Series 2006-0106 (Water & Sewer Revenue, U.S. Bank NA LOC)

0.07

05/01/2014

4,035,000

4,035,000

Greenville IL Greenville College Project (Education Revenue, PNC Bank NA LOC)(i)

0.60

11/01/2036

2,200,000

2,200,000

Illinois Educational Facilities Authority Newberry Library Project (Miscellaneous Revenue, Northern Trust Company LOC)

0.08

03/01/2028

1,950,000

1,950,000

Illinois Finance Authority DRIVER Trust Series 3302 (Education Revenue)††

0.21

06/01/2014

4,950,000

4,950,000

12

Wells Fargo Advantage Municipal Cash Management Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Variable Rate Demand Notes§ (continued)

  Illinois Finance Authority Rush University Education Center Obligation Group Series 2008-A (Hospital Revenue, Northern Trust Company
LOC)

0.06
%

11/01/2045

$
3,500,000

$
3,500,000

  Illinois Housing Development Authority Florida House Project Series C (Housing Revenue, JPMorgan Chase & Company LOC, GO of Authority
Insured)

0.18

01/01/2027

5,310,000

5,310,000

Illinois Housing Development Authority Homeowner Mortgage A3 (Housing Revenue)

0.08

08/01/2035

10,400,000

10,400,000

Illinois Metropolitan Pier & Exposition Authority Series 3219 (Tax Revenue)††

0.08

06/15/2050

30,000,000

30,000,000

Southwestern Illinois IDA Mattingly Lumber Project Series 2005-A (IDR, First Bank LOC)

0.24

12/01/2035

3,080,000

3,080,000

Vernon Hills IL Hawthorn Lakes Project (Housing Revenue, Societe Generale LOC, FSA Insured)

0.14

01/01/2016

15,210,000

15,210,000

213,834,849

Indiana: 0.94%

Variable Rate Demand Notes§: 0.94%

Eclipse Funding Trust IN Solar Eclipse (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured)

0.18

07/15/2026

12,285,000

12,285,000

Gary IN Grant Street Project (IDR, JPMorgan Chase Bank LOC)

0.18

07/01/2034

5,555,000

5,555,000

Indiana HFFA Revenue Fayette Memorial Hospital Association Series A (Hospital Revenue, U.S. Bank NA LOC)

0.33

10/01/2032

4,585,000

4,585,000

  Richmond IN Reid Hospital & Health Care Services Incorporated Hospital Authority Series A (Hospital Revenue, Bank of New York
LOC)

0.04

12/01/2016

1,075,000

1,075,000

  Royal Bank of Canada Municipal Products Incorporated Trust Indiana University Hospital Series E-23 (Hospital Revenue, Royal Bank of Canada
LOC)††

0.08

03/01/2036

5,000,000

5,000,000

28,500,000

Iowa: 0.31%

Variable Rate Demand Notes§: 0.31%

Alton IA Northwest Iowa Agronomy Project (IDR, Bank of America NA LOC)

0.40

10/01/2024

1,780,000

1,780,000

Iowa HFA SFHR Series N (Housing Revenue, GNMA/FNMA Insured)

0.16

01/01/2039

7,040,000

7,040,000

Scott County IA Nichols Aluminum Recycling Project (IDR, U.S. Bank NA LOC)

0.39

06/01/2014

600,000

600,000

9,420,000

Kansas: 0.21%

Variable Rate Demand Notes§: 0.21%

Kansas State Development Finance Authority Adventist Health C (Hospital Revenue, Royal Bank of Canada LOC)

0.06

11/15/2034

3,000,000

3,000,000

Liberal KS Farmland National Beef Packing Project (IDR, RaboBank International LOC)

0.13

02/01/2029

1,000,000

1,000,000

Nemaha County KS Midwest AG Services LLC Project (IDR, CoBank ACB LOC)

0.18

11/01/2020

2,450,000

2,450,000

6,450,000

Portfolio of Investments—July 31, 2011 (Unaudited)

Wells Fargo Advantage Municipal Cash Management Money Market Fund

13

Security Name

Interest Rate

Maturity Date

Principal

Value

Kentucky: 1.69%

Other Municipal Debt: 0.33%

Kentucky Rural Water Finance Corporation Series E (Water & Sewer Revenue)

1.50
%

12/01/2011

$
10,000,000

$
10,028,262

Variable Rate Demand Notes§: 1.36%

Christian County KY Association of County Leasing Series B (Lease Revenue, U.S. Bank NA LOC)

0.20

08/01/2037

2,715,000

2,715,000

Hopkins County KY Industrial Building Lok Corporation Project Series 2007 (IDR, PNC Bank NA LOC)

0.09

10/01/2017

6,250,000

6,250,000

Jefferson County KY Industrial Zeochem LLC Project (IDR, UBS AG LOC)

0.10

08/01/2021

2,625,000

2,625,000

Louisville KY Regional Airport Authority (Airport Revenue)

0.22

11/01/2036

29,500,000

29,500,000

41,090,000

Louisiana: 0.59%

Variable Rate Demand Notes§: 0.59%

Ascension Parish LA BASF Corporation Project (Miscellaneous Revenue)

0.24

03/01/2025

7,900,000

7,900,000

Louisiana Public Facilities Authority Christus Health Project Series B-3 (Hospital Revenue, Bank of New York LOC)

0.06

07/01/2047

3,000,000

3,000,000

Louisiana Public Facilities Authority PC Allied Signal Incorporated Project (Miscellaneous Revenue)

0.18

08/01/2017

6,815,000

6,815,000

17,715,000

Maryland: 0.93%

Other Municipal Debt: 0.50%

Montgomery County MD Series 10-A (Miscellaneous Revenue, Barclay’s Bank plc LOC)

0.08

08/09/2011

10,000,000

10,000,000

Montgomery County MD Series 10-B (Miscellaneous Revenue, Barclays Bank plc LOC)

0.09

08/09/2011

5,000,000

5,000,000

15,000,000

Variable Rate Demand Notes§: 0.43%

Baltimore County MD Cross Creek Apartments Project Series 2008 (Housing Revenue, PNC Bank NA LOC)

0.16

11/01/2033

4,465,000

4,465,000

Maryland Industrial Development Finance Authority Foodswing Project Series 2008 (IDR, Bank of America NA LOC)

0.27

04/01/2023

8,500,000

8,500,000

12,965,000

Massachusetts: 0.42%

Variable Rate Demand Notes§: 0.42%

Massachusetts Series 2648 (GO - State, FSA Insured)

0.12

08/01/2015

3,700,000

3,700,000

Massachusetts State Industrial Finance Agency Constitution Project (Miscellaneous Revenue, TD Bank NA LOC)

0.27

06/01/2018

2,000,000

2,000,000

University of Massachusetts Building Authority (GO - State, State Guaranteed Insured)

0.17

11/01/2034

7,100,000

7,100,000

12,800,000

Michigan: 3.97%

Other Municipal Debt: 1.75%

Michigan Finance Authority Series D-1 (Miscellaneous Revenue)

2.00

08/19/2011

5,000,000

5,002,935

14

Wells Fargo Advantage Municipal Cash Management Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Other Municipal Debt (continued)

Michigan Finance Authority Series D-2 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)

2.00
%

08/22/2011

$
7,000,000

$
7,006,425

Michigan Finance Authority Series D-3 (Miscellaneous Revenue, Scotia Bank LOC)

2.00

08/22/2011

7,000,000

7,006,425

Michigan Hospital Finance Authority Series 08-C (Health Revenue)

0.14

10/11/2011

18,840,000

18,840,000

Michigan Hospital Finance Authority Series 08-C (Health Revenue)

0.15

08/03/2011

10,000,000

10,000,000

Michigan State Series A (GO - State)

2.00

09/30/2011

5,000,000

5,012,873

52,868,658

Variable Rate Demand Notes§: 2.22%

Michigan Housing Development Authority Rental Housing Project Series 2006-A (Housing Revenue, AGM GO of Authority Insured)

0.30

10/01/2040

27,905,000

27,905,000

Michigan Housing Development Authority Rental Housing Project Series 2006-C (Housing Revenue, AGM GO of Authority Insured)

0.30

04/01/2041

7,290,000

7,290,000

Michigan Housing Development Authority Rental Housing Project Series 2010-F (Hospital Revenue)

0.17

11/15/2049

6,500,000

6,500,000

Michigan Solid Waste Disposal L’Anse Warden Company Project Series 2008 (Resource Recovery Revenue)

0.19

02/01/2028

19,215,000

19,215,000

Michigan State Hospital Finance Authority Ascension Health Senior Credit (Hospital Revenue)

0.17

11/15/2049

6,000,000

6,000,000

66,910,000

Minnesota: 1.59%

Other Municipal Debt: 0.18%

Minnesota Rural Water Finance Authority (Water & Sewer Revenue)

1.25

04/01/2012

2,000,000

2,007,938

Minnesota Trunk Highway Project Series B (GO - State)

4.00

08/01/2011

3,625,000

3,625,000

5,632,938

Variable Rate Demand Notes§: 1.41%

Bloomington MN Norlan Partners Series B (Housing Revenue, LaSalle Bank NA LOC)

0.19

07/15/2032

1,000,000

1,000,000

Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured)

0.17

01/15/2038

6,600,000

6,600,000

Forest Lake MN Kilkenny Court Apartments Project (Housing Revenue, FNMA Insured)

0.10

08/15/2038

750,000

750,000

Maplewood MN Educational Facilities Authority Mounds Park Academy Project (Education Revenue, U.S. Bank NA LOC)

0.10

10/01/2023

1,200,000

1,200,000

Maplewood MN Educational Facilities Mounds Park Academy Project (Education Revenue, U.S. Bank NA LOC)

0.10

10/01/2031

2,735,000

2,735,000

  Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Project Series B2 (Hospital Revenue, JPMorgan Chase Bank
LOC)

0.20

11/15/2035

4,315,000

4,315,000

  Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-1 (Hospital Revenue, JPMorgan Chase Bank
LOC)

0.31

11/15/2035

200,000

200,000

Minneapolis & St. Paul MN Housing & RDA HCFR Series A (Hospital Revenue, AGM Insured)

0.33

08/15/2034

150,000

150,000

Minneapolis MN MFHR Driftwood Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC)

0.15

10/01/2024

235,000

235,000

Minneapolis MN People Serving People Project Series A (Miscellaneous Revenue, U.S. Bank NA LOC)

0.33

10/01/2021

955,000

955,000

Minnesota Bond Securitization Trust Certificate Carleton Lofts Project Class A (Housing Revenue, LaSalle Bank NA LOC)

0.23

12/01/2048

300,000

300,000

Portfolio of Investments—July 31, 2011 (Unaudited)

Wells Fargo Advantage Municipal Cash Management Money Market Fund

15

Security Name

Interest Rate

Maturity Date

Principal

Value

Variable Rate Demand Notes§ (continued)

Minnesota Bond Securitization Trust Series S1 (Housing Revenue, PNC Bank NA LOC)

0.23
%

02/01/2027

$
1,530,000

$
1,530,000

Minnesota Bond Securitization Trust Series S2 (Housing Revenue, PNC Bank NA LOC)

0.23

11/01/2028

3,090,000

3,090,000

Minnesota HFA Residential Housing Finance Project Series C (Housing Revenue)

0.16

07/01/2036

6,100,000

6,100,000

Minnesota HFA Series C (Housing Revenue, GO of Agency Insured)

0.16

07/01/2048

6,000,000

6,000,000

Minnesota State HEFAR MacAlester College Series 5-Q (Education Revenue)

0.13

03/01/2033

2,200,000

2,200,000

Minnesota State HEFAR Trustees Hamline University Series 6E3 (Education Revenue, Harris NA LOC)

0.09

10/01/2016

1,165,000

1,165,000

Minnesota State HFA Residential Housing Series 1 (Housing Revenue, GO of Agency Insured)

0.16

01/01/2036

300,000

300,000

Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, LaSalle Bank NA LOC)

0.15

10/01/2038

500,000

500,000

St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured)

0.17

06/01/2032

700,000

700,000

St. Paul MN Port Authority District 12EE (Utilities Revenue, Deutsche Bank AG LOC)

0.10

03/01/2029

500,000

500,000

St. Paul MN Port Authority District Series 9BB (Utilities Revenue, Deutsche Bank AG LOC)

0.05

03/01/2029

400,000

400,000

Stevens County MN Riverview Dairy Project Series 2007 (Miscellaneous Revenue, AgCountry Farm Credit LOC)

0.19

08/01/2032

600,000

600,000

Swift County MN East Dublin Dairy LLP Project Series 2008 (Resource Recovery Revenue, AgCountry Farm Credit LOC)

0.19

04/01/2033

1,000,000

1,000,000

42,525,000

Mississippi: 0.25%

Variable Rate Demand Note§: 0.25%

Mississippi Development Bank Special Obligation Solar Eclipse Project Series 2006-0153 (GO - State, U.S. Bank NA LOC)

0.10

03/01/2014

7,455,000

7,455,000

Missouri: 1.08%

Other Municipal Debt: 0.33%

St. Louis County MO TRAN (Miscellaneous Revenue)

0.45

08/01/2011

10,000,000

10,000,000

Variable Rate Demand Notes§: 0.75%

Clipper Tax-Exempt Certificate Trust Series 2005-14 (Housing Revenue)

0.23

03/01/2038

7,818,000

7,818,000

Greene County MO Stasbourg Estates Project (Housing Revenue, U.S. Bank NA LOC)

0.16

08/01/2038

2,160,000

2,160,000

Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation (Miscellaneous Revenue)

0.33

04/01/2027

4,700,000

4,700,000

Missouri HEFA Washington University Project Series B (Education Revenue)

0.23

02/15/2033

500,000

500,000

Missouri State Development Finance Board Ewing Marion Kauffman Project Series A (Miscellaneous Revenue)

0.33

06/01/2037

3,475,000

3,475,000

St. Charles County MO United Handicap Services (Health Revenue, U.S. Bank NA LOC)

0.23

07/01/2023

3,900,000

3,900,000

22,553,000

16

Wells Fargo Advantage Municipal Cash Management Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Nebraska: 0.20%

Variable Rate Demand Note§: 0.20%

Nebraska Investment Finance Authority Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)

0.21
%

09/01/2031

$
6,190,000

$
6,190,000

Nevada: 1.19%

Variable Rate Demand Note§: 1.19%

Reno NV Refunding Senior Lien Reno Transportation Rail Access Corridor Project (Tax Revenue, Bank of New York LOC)

0.20

06/01/2042

36,000,000

36,000,000

New Hampshire: 1.24%

Variable Rate Demand Notes§: 1.24%

Clipper Tax-Exempt Certified Trust Series 2005-03 (Housing Revenue)

0.20

02/01/2013

28,140,000

28,140,000

  New Hampshire Health & Educational Facilities Authority Dartmouth College Project Series 3069 (Education
Revenue)††

0.08

06/01/2039

6,330,000

6,330,000

New Hampshire HEFA Frisbie Memorial Hospital (Hospital Revenue, TD Bank NA LOC)

0.07

10/01/2036

3,005,000

3,005,000

37,475,000

New Jersey: 1.78%

Other Municipal Debt: 0.50%

North Brunswick Township NJ BAN (GO - Local)

1.25

08/11/2011

15,000,000

15,003,684

Variable Rate Demand Notes§: 1.28%

New Jersey Building Authority Subseries A-3 (Lease Revenue, Barclays Bank plc LOC)

0.05

06/15/2023

500,000

500,000

New Jersey Clipper Tax-Exempt Certified Trust Series A-2006 (Miscellaneous Revenue)

0.08

12/15/2023

3,025,000

3,025,000

New Jersey EDA The Peddie School Project Series B (Education Revenue)

0.06

02/01/2029

4,700,000

4,700,000

New Jersey HFFA Princeton Healthcare Series B (Hospital Revenue, TD Bank NA LOC)

0.06

07/01/2041

2,500,000

2,500,000

New Jersey Higher Education Assistance Authority Student Loan ROC-RR-II-R-11571 (Education Revenue, Assured Guaranty Insured)

0.23

06/01/2016

10,000,000

10,000,000

  New Jersey Higher Education Assistance Authority Student Loan ROC-RR-II-R-11853 (Education Revenue, Assured Guaranty
Insured)††

0.23

06/01/2016

17,745,000

17,745,000

New Jersey Series 038 (Miscellaneous Revenue, AMBAC Insured)

0.08

12/15/2026

250,000

250,000

38,720,000

New Mexico: 1.26%

Variable Rate Demand Notes§: 1.26%

  New Mexico Educational Assistance Foundation Series A-1 (Education Revenue, Royal Bank of Canada LOC, Guaranteed Student Loans
Insured)

0.11

04/01/2034

6,375,000

6,375,000

  New Mexico Educational Assistance Foundation Series A-2 (Education Revenue, Royal Bank of Canada LOC, Guaranteed Student Loans
Insured)

0.11

04/01/2034

6,405,000

6,405,000

New Mexico Educational Authority PFOTER Series 637 (Education Revenue, Guaranteed Student Loans Insured)

0.18

04/01/2037

21,110,000

21,110,000

New Mexico Municipal Energy Acquisition Authority Gas Supply Series 2009 (Utilities Revenue)

0.08

11/01/2039

4,300,000

4,300,000

38,190,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

New York: 3.60%

Other Municipal Debt: 1.04%
New York Metropolitan Transportation Authority Series A (Transportation Revenue)	0.23%	10/06/2011	$5,000,000	$5,000,000
Oyster Bay NY BAN Series B (GO - Local)	1.25	08/12/2011	19,000,000	19,005,422
Tarrytown NY USD BAN (GO - Local, State Aid Withholding Insured)	1.50	08/12/2011	7,500,000	7,502,565

				31,507,987

Variable Rate Demand Notes§: 2.56%
Clipper Tax-Exempt Certified Trust Series 2009-85 (Housing Revenue)††	0.23	09/01/2034	17,420,000	17,420,000
New York HFA ROC RR-II-R 11700 Series B (Housing Revenue)††	0.17	05/01/2038	6,810,000	6,810,000
New York Mortgage Agency Homeowner ROC RR-II-R 11703 (Housing Revenue)††	0.16	10/01/2031	9,850,000	9,850,000
New York NY City Housing Development Corporation Series J-1 (Housing Revenue)	0.48	05/01/2046	8,345,000	8,345,000
New York NY City Municipal Water Finance Authority (Water & Sewer Revenue)	0.15	06/15/2043	5,100,000	5,100,000
New York NY DRIVER Trust Series 3381 (Housing Revenue)††	0.23	10/01/2023	2,970,000	2,970,000
New York NY DRIVER Trust Series 3477 (Water & Sewer Revenue)††	0.12	06/15/2017	4,000,000	4,000,000
New York NY Housing Development Corporation MFHR Series 2008 M (Housing Revenue)	0.48	11/01/2013	5,000,000	5,000,000
New York NY Housing Development Corporation Series 143 ROC RR-II-R 11699 (Housing Revenue)††	0.17	11/01/2040	6,170,000	6,170,000
New York NY Housing Finance Agency Series 2004-A (GO - Local, FHLMC Insured)	0.05	11/01/2033	200,000	200,000
New York State Dormitory Authority NY Law School (Education Revenue, TD Bank NA LOC)	0.04	07/01/2038	4,500,000	4,500,000
New York State Power Authority (GO - State)	0.32	03/01/2016	6,000,000	6,000,000
New York State Power Authority (GO - State)	0.32	03/01/2020	1,000,000	1,000,000

				77,365,000

North Carolina: 0.78%

Variable Rate Demand Notes§: 0.78%
Charlotte NC Charlotte Mecklenburg Hospital Authority (Hospital Revenue, U.S. Bank NA LOC)	0.24	01/15/2026	1,175,000	1,175,000
North Carolina Capital Finance Agency Wake Forest University Project Series 3070 (Education Revenue)††	0.09	01/01/2038	5,000,000	5,000,000
North Carolina Educational Facilities Authority Hill Center Project (Education Revenue, Branch Banking & Trust LOC)	0.08	07/01/2028	4,530,000	4,530,000
North Carolina Healthcare Facilities Authority Hospice Alamance Project (Health Revenue, Branch Banking & Trust LOC)	0.08	12/01/2033	4,900,000	4,900,000
Piedmont NC Triad Airport Authority Series A (Airport Revenue, Branch Banking & Trust LOC)	0.09	07/01/2032	3,455,000	3,455,000
Piedmont NC Triad Airport Authority Series B (Airport Revenue, Branch Banking & Trust LOC)	0.11	07/01/2029	4,470,000	4,470,000

				23,530,000

North Dakota: 1.98%

Other Municipal Debt: 1.49%
Mercer County ND Series 09-2 (Utilities Revenue, JPMorgan Chase Bank LOC)	0.23	08/17/2011	35,000,000	35,000,000

18	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Other Municipal Debt (continued)
North Dakota Rural Water Finance Corporation Public Project Construction Notes Series A-4 (Water & Sewer Revenue)	1.50%	09/01/2011	$10,000,000	$10,006,739

				45,006,739

Variable Rate Demand Notes§: 0.49%
Fargo ND IDA Cass Clay Creamery Incorporated Project (IDR, CoBank ACB LOC)	0.18	12/01/2012	700,000	700,000
Mandan ND IDA Cloverdale Foods Company Project (IDR, BNC National Bank LOC)	0.30	12/01/2022	2,560,000	2,560,000
North Dakota Housing Finance Agency (Miscellaneous Revenue, Citibank NA LOC)	0.43	01/01/2022	1,320,000	1,320,000
North Dakota State HFA Home Mortgage Program Series A (Housing Revenue, GO of Agency Insured)	0.11	07/01/2037	7,210,000	7,210,000
Richland County ND Recovery Zone Facility Minnesota-Dakota Farmers Cooperative Project Series 2010C (Miscellaneous Revenue, CoBank ACB LOC)	0.09	11/01/2028	3,000,000	3,000,000

				14,790,000

Ohio: 2.33%

Variable Rate Demand Notes§: 2.33%
Ohio Air Quality Development Authority Exempt Facilities Andersons Marathon Ethanol LLC Project Series 2007 (Energy Revenue, CoBank ACB LOC)	0.19	09/01/2037	49,500,000	49,500,000
Ohio State Water Development Authority First Energy General Corporation Series A (Utilities Revenue, UBS AG LOC)	0.23	05/15/2019	9,200,000	9,200,000
Ohio State Water Development Authority Pollution Control First Energy Series C (Utilities Revenue, UBS AG LOC)	0.23	06/01/2033	11,625,000	11,625,000

				70,325,000

Oregon: 0.34%

Variable Rate Demand Notes§: 0.34%
Oregon Beef Northwest Feeders Project (IDR, Northwest Farm Credit LOC)	0.23	01/01/2016	825,000	825,000
Oregon Beef Northwest Feeders Project Series 207 (IDR, Northwest Farm Credit LOC)	0.23	01/01/2019	815,000	815,000
Oregon Behlen Manufacturing Company Project (IDR, Bank of America NA LOC)	0.20	06/01/2017	5,500,000	5,500,000
Oregon Health & Science University Series B-2 (Education Revenue, U.S. Bank NA LOC)	0.06	07/01/2027	3,130,000	3,130,000

				10,270,000

Other: 2.96%

Variable Rate Demand Notes§: 2.96%
Clipper Tax-Exempt Certified Trust Series 2006-04 (GO - Local, U.S. Bank NA LOC)	0.11	05/01/2013	4,420,000	4,420,000
Clipper Tax-Exempt Certified Trust Series 2007-14 (Miscellaneous Revenue, FHLMC Insured)	0.23	03/01/2012	11,890,000	11,890,000
Clipper Tax-Exempt Certified Trust Series 2009-4 (Miscellaneous Revenue)	0.23	10/01/2033	1,966,945	1,966,945
Merrill Lynch PFOTER Class A (Housing Revenue)	0.18	05/01/2032	14,425,000	14,425,000
Merrill Lynch PFOTER Class A (Housing Revenue)	0.18	05/15/2035	56,740,000	56,740,000

				89,441,945

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

Pennsylvania: 2.27%

Variable Rate Demand Notes§: 2.27%
Allegheny County PA Hospital Development Authority University of Pittsburgh Education Center Project Series 2007-A (Hospital Revenue)††	0.14%	02/01/2031	$2,790,000	$2,790,000
Allegheny County PA Hospital Development Authority University of Pittsburgh Education Center Project Series 2007-B-2 (Hospital Revenue, Royal Bank of Canada LOC)††	0.08	04/15/2039	16,000,000	16,000,000
Allegheny County PA Hospital Development Authority UPMC Senior Living Corporation Project (Health Revenue, FNMA Insured)	0.09	07/15/2028	3,500,000	3,500,000
Allegheny County PA IDA United Jewish Federation Project Series A (Miscellaneous Revenue, PNC Bank NA LOC)	0.08	10/01/2026	3,342,000	3,342,000
Bethlehem PA Municipal Products Incorporated Bethlehem Area School District Series E-12 (GO - Local, Royal Bank of Canada LOC)††	0.08	01/05/2012	4,000,000	4,000,000
Chester County PA IDA Archdiocese of Philadelphia (Miscellaneous Revenue, PNC Bank NA LOC)	0.06	07/01/2031	6,000,000	6,000,000
Lehigh County PA PFOTER (Miscellaneous Revenue, Bank of America NA LOC)	0.31	08/15/2042	5,300,000	5,300,000
Merrill Lynch PFOTER Series PT-4653 (Housing Revenue)††	0.11	10/01/2039	3,835,000	3,835,000
Montmery County PA ID ROC RR-II-R 11867 (Hospital Revenue, FHA Insured)††	0.11	08/01/2030	6,200,000	6,200,000
Pennsylvania Housing Finance Agency Series 82-B (Miscellaneous Revenue)	0.06	04/01/2034	8,965,000	8,965,000
Pennsylvania State University Project Series B (Education Revenue)	0.30	06/01/2031	6,400,000	6,400,000
Philadelphia PA School District GO Series 2007-A (GO - Local, Branch Banking & Trust LOC)	0.11	01/04/2029	2,235,000	2,235,000

				68,567,000

Puerto Rico: 2.67%

Variable Rate Demand Notes§: 2.67%
Puerto Rico Aqueduct & Sewer Authority Series 2601 (Water & Sewer Revenue, Assured Guaranty Insured)	0.13	07/01/2047	6,000,000	6,000,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2574 (Water & Sewer Revenue, Assured Guaranty Insured)	0.13	07/01/2047	5,000,000	5,000,000
Puerto Rico Commonwealth Various Refunding Public Improvements (Miscellaneous Revenue, Barclays Bank plc LOC, AGM Insured)	0.04	07/01/2020	500,000	500,000
Puerto Rico PUTTER DRIVER Series 3920 (GO-State, JPMorgan Chase Bank LOC)††	0.21	05/01/2013	20,000,000	20,000,000
Puerto Rico Sales Tax Finance Corporation Series 3033 (Tax Revenue)††	0.13	08/01/2050	23,330,000	23,330,000
Puerto Rico Sales Tax Finance Corporation Series 3036 (Tax Revenue)	0.13	08/01/2050	25,830,000	25,830,000

				80,660,000

South Carolina: 0.79%

Variable Rate Demand Notes§: 0.79%
South Carolina Economic Development Authority Anmed Health Project Series C (Hospital Revenue, Branch Banking & Trust LOC)	0.08	02/01/2033	4,980,000	4,980,000
South Carolina Housing Finance & Development Authority PFOTER Wyndham Pointe Apartments Project (Housing Revenue, FHLMC Insured)	0.18	03/21/2019	9,395,000	9,395,000
South Carolina Transportation Infrastructure Series 1283 (Tax Revenue, BHAC-CR AMBAC Insured)	0.16	04/01/2012	9,550,000	9,550,000

				23,925,000

20	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Tennessee: 1.58%

Other Municipal Debt: 0.12%
Sevier County TN Public Building Authority (Miscellaneous Revenue)	1.25%	05/01/2012	$3,500,000	$3,515,628

Variable Rate Demand Notes§: 1.46%
Franklin County TN Health & Educational Facilities Board University of the South Project Series 1998B (Education Revenue)	0.12	09/01/2018	6,430,000	6,430,000
Municipal Energy Acquisition Corporation PFOTER Tennessee Gas Project Series 1578 (Utilities Revenue)	0.17	12/01/2016	31,840,000	31,840,000
Nashville & Davidson Counties TN HEFA Lipscomb University Project (Education Revenue, FHLB LOC)	0.07	11/01/2028	1,150,000	1,150,000
Sevier County TN Public Building Authority Public Improvement Project Series B-1 (Water & Sewer Revenue, Branch Banking & Trust LOC)	0.08	06/01/2035	4,735,000	4,735,000

				44,155,000

Texas: 10.22%

Other Municipal Debt: 0.06%
Texas TRAN (Tax Revenue)	2.00	08/31/2011	1,690,000	1,692,284

Variable Rate Demand Notes§: 10.16%
Clipper Tax-Exempt Certified Trust COP Series 2007-23 (Water & Sewer Revenue)	0.13	10/01/2018	1,460,000	1,460,000
Dallam County TX Industrial Development Corporation Hilmar Cheese Company Incorporated Project (Miscellaneous Revenue, Bank of the West LOC)	0.07	08/01/2035	10,000,000	10,000,000
Dallam County TX Industrial Development Corporation Hilmar Cheese Company Incorporated Project Series 2009 (Miscellaneous Revenue, Bank of the West LOC)	0.07	07/01/2032	12,250,000	12,250,000
Gregg County TX Health Facilities Development Corporation (Hospital Revenue, JPMorgan Chase Bank LOC, Radian Insured)	0.33	10/01/2029	900,000	900,000
Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project (Energy Revenue)	0.21	03/01/2023	10,800,000	10,800,000
Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project Series A (Energy Revenue)	0.24	03/01/2023	31,895,000	31,895,000
Houston TX Housing Finance Corporation PFOTER Kensington Place Apartments Series 2004 (Housing Revenue, FHLMC Insured)	0.18	02/01/2048	12,065,000	12,065,000
Houston TX Housing Finance Corporation PFOTER Sterlingshire Apartments Project Series 2003 A-1 (Housing Revenue, FHLMC Insured)	0.18	04/01/2040	3,570,000	3,570,000
Jewett Economic Development Corporation Nucor Corporation Project (IDR)	0.10	08/01/2038	6,200,000	6,200,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (Miscellaneous Revenue)	0.24	05/01/2033	12,900,000	12,900,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project Class A (Miscellaneous Revenue)	0.25	04/01/2037	15,000,000	15,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Series 2002 (Energy Revenue)	0.11	12/01/2027	22,035,000	22,035,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Series B (Energy Revenue)	0.26	12/01/2039	1,600,000	1,600,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002-A (Energy Revenue)	0.13	07/01/2029	18,500,000	18,500,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2005 (Energy Revenue)	0.13	01/01/2030	20,000,000	20,000,000
Nueces County TX Port Corpus Christi Authority Solid Waste Disposal Flint Hills Resources Project Series 2006 (Resource Recovery Revenue, Flint Hills Resources Guaranteed)	0.13	01/01/2030	15,950,000	15,950,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	21

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Nueces County TX Port Corpus Christi Authority Solid Waste Disposal Flint Hills Resources Project Series 2007 (Resource Recovery Revenue, Flint Hills Resources Guaranteed)	0.13%	01/01/2032	$7,825,000	$7,825,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series A (Energy Revenue)	0.13	04/01/2028	8,000,000	8,000,000
San Antonio TX Electric & Gas Deutsche Bank Spears Trust Series 2007 (Utilities Revenue)	0.08	02/01/2032	7,970,000	7,970,000
San Antonio TX Housing Finance Corporation PFOTER Rosemont at Pleasanton Apartments Project Series 2005 (Housing Revenue, FHLMC Insured)	0.18	03/30/2019	780,000	780,000
Texas Department of Housing & Community Affairs SFHR Series A (Housing Revenue, GNMA/FNMA Insured)	0.13	09/01/2038	7,755,000	7,755,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue)	0.13	12/15/2026	58,000,000	58,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2849 (Utilities Revenue)	0.13	12/15/2026	11,578,948	11,578,948
Texas State Department Deutsche Bank Spears Lifers Trust Series DBE-1003 (Miscellaneous Revenue, Deutsche Bank LOC)††	0.09	10/01/2046	10,000,000	10,000,000

				307,033,948

Virginia: 2.20%

Variable Rate Demand Notes§: 2.20%
Alexandria VA Redevelopment & Housing PFOTER Series C-2 (Housing Revenue, Royal Bank of Canada LOC)	0.18	01/01/2014	17,250,000	17,250,000
Fairfax County VA IDA Inova Health Project Series A-1 (Hospital Revenue)	0.20	05/15/2039	7,000,000	7,000,000
FHLMC Series M020 Class A (Housing Revenue, FHLMC Insured)	0.13	11/15/2036	24,922,000	24,922,000
Norfolk VA Economic Development Authority Sentra Healthcare Project (Hospital Revenue)	0.20	11/01/2034	5,905,000	5,905,000
Stafford County VA Eclipse Funding Trust Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.07	08/01/2015	11,385,000	11,385,000

				66,462,000

Washington: 0.62%

Variable Rate Demand Notes§: 0.62%
King County WA Series 3090 (Water & Sewer Revenue, FSA Insured)††	0.08	01/01/2039	4,790,000	4,790,000
Pierce County WA Economic Development Corporation Truss Company Project (IDR, U.S. Bank NA LOC)	0.13	01/01/2020	2,475,000	2,475,000
Port Tacoma WA ROC-RR-II-R 12056 (Port, Airport, & Marina Authority Revenue, FSA-CR FGIC Insured)	0.17	06/26/2014	9,900,000	9,900,000
Washington Series 2650-Z (GO - State, FSA Insured)	0.21	07/01/2013	1,000,000	1,000,000
Yakima County WA Public Corporation Macro Plastics Incorporated Project Series 1996 (IDR, Bank of the West LOC)	0.25	12/01/2026	620,000	620,000

				18,785,000

West Virginia: 0.23%

Variable Rate Demand Note§: 0.23%
West Virginia Economic Development Authority Appalachian Power Company Series B (Resource Recovery Revenue, Mizuho Corporate Bank LOC)	0.11	02/01/2036	7,000,000	7,000,000

				7,000,000

22	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Wisconsin: 2.82%

Other Municipal Debt: 0.61%
Wisconsin Rural Water Construction Loan Program Commission Series 2010 (Water & Sewer Revenue)	1.50%	11/01/2011	$4,550,000	$4,560,246
Wisconsin State Health & Educational Facilities (Hospital Revenue, Branch Banking & Trust LOC)	0.42	09/01/2011	7,000,000	7,000,000
Wisconsin State HEFA (Hospital Revenue)	0.42	09/01/2011	7,000,000	7,000,000

				18,560,246

Variable Rate Demand Notes§: 2.21%
Brodhead WI ID Stoughton Trailers Incorporated Project (IDR, Bank One NA LOC)	0.18	08/01/2020	6,800,000	6,800,000
Menomonee Falls WI ID Mero Structures Incorporated Project (IDR, U.S. Bank NA LOC)	0.10	09/01/2021	1,545,000	1,545,000
West Bend WI ID Bestech Tool Corporation Project Series A (IDR, U.S. Bank NA LOC)	0.39	09/01/2019	810,000	810,000
Wisconsin Housing & Economic Development Authority Series A (Housing Revenue, GO of Authority Insured)	0.18	05/01/2035	4,620,000	4,620,000
Wisconsin Housing & Economic Development Authority Series C (Housing Revenue, GO of Authority Insured)	0.08	03/01/2028	10,005,000	10,005,000
Wisconsin Housing & Economic Development Authority Series E (Housing Revenue, GO of Authority Insured)	0.15	09/01/2038	16,000,000	16,000,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC-CR AMBAC Insured)	0.16	07/01/2013	8,970,000	8,970,000
Wisconsin State HEFA Aurora Health Care Series A (Hospital Revenue, Bank of Montreal LOC)	0.24	04/01/2028	17,900,000	17,900,000

				66,650,000

Wyoming: 0.32%

Variable Rate Demand Note§: 0.32%
Wyoming CDA Series 1424-R (Housing Revenue)	0.18	06/01/2014	9,535,000	9,535,000

Total Investments in Securities (Cost $2,793,701,255)*	92.48%	2,793,701,255
Other Assets and Liabilities, Net	7.52	227,188,283

Total Net Assets	100.00%	$3,020,889,538

§	These securities are subject to a demand feature which reduces the effective maturity.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(q)	Credit enhancement is provided by an affiliate.

(i)	Illiquid security.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—July 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	23

Assets
Investments in unaffiliated securities, at amortized cost	$2,793,701,255
Cash	142,994,413
Receivable for investments sold	83,054,127
Receivable for interest	2,330,318
Receivable from adviser	136,781
Prepaid expenses and other assets	67,752

Total assets	3,022,284,646

Liabilities
Dividends payable	20,714
Payable for Fund shares redeemed	239,653
Due to other related parties	384,099
Shareholder servicing fees payable	71,365
Trustees’ fees and expenses payable	297,623
Custodian and accounting fees payable	199,689
Accrued expenses and other liabilities	181,965

Total liabilities	1,395,108

Total net assets	$3,020,889,538

NET ASSETS CONSIST OF
Paid-in capital	$3,020,910,578
Undistributed net investment income	83,316
Accumulated net realized losses on investments	(104,356)

Total net assets	$3,020,889,538

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Administrator Class	$3,532,514
Shares outstanding – Administrator Class	3,532,376
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$2,666,276,323
Shares outstanding – Institutional Class	2,666,293,039
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$351,080,701
Shares outstanding – Service Class	351,082,155
Net asset value per share – Service Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Statement of Operations—Six Months Ended July 31, 2011 (Unaudited)

Investment income
Interest	$5,361,002

Expenses
Advisory fee	1,913,547
Administration fees
Fund level	956,773
Administrator Class	2,236
Institutional Class	1,403,940
Service Class	187,663
Shareholder servicing fees
Administrator Class	2,236
Service Class	356,400
Custody and accounting fees	117,320
Professional fees	11,770
Registration fees	88,886
Shareholder report expenses	3,314
Trustees’ fees and expenses	17,794
Other fees and expenses	44,617

Total expenses	5,106,496
Less: Fee waivers and/or expense reimbursements	(1,309,088)

Net expenses	3,797,408

Net investment income	1,563,594
Net realized gains on investments	39,744

Net increase in net assets resulting from operations	$1,603,338

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Municipal Cash Management Money Market Fund	25

	Six Months Ended July 31, 2011 (Unaudited)		Year Ended January 31, 2011[1,2]			Year Ended February 28, 2010[1]

Operations
Net investment income		$1,563,594			$7,347,096			$27,544,592
Net realized gains (losses) on investments		39,744			593,145			(85,931)

Net increase in net assets resulting from operations		1,603,338			7,940,241			27,458,661

Distributions to shareholders from
Net investment income
Administrator Class		(545)			(904)[3]			NA
Institutional Class		(1,547,444)			(7,308,872)[4]			(26,535,443)[4]
Service Class		(15,639)			(37,325)[5]			(1,625,517)[5]

Total distributions to shareholders		(1,563,628)			(7,347,101)			(28,160,960)

Capital share transactions
Proceeds from shares sold
Administrator Class	0	0	9,625,910	[3]	9,625,910 [3]	NA		NA
Institutional Class	5,176,385,415	5,176,385,415	14,257,502,953	[4]	14,257,502,953 [4]	19,649,803,982	[4]	19,649,803,982 [4]
Service Class	583,087,328	583,087,328	1,392,635,202	[5]	1,392,635,202 [5]	1,225,199,778	[5]	1,225,199,778 [5]

		5,759,472,743			15,659,764,065			20,875,003,760

Reinvestment of distributions
Administrator Class	538	538	904	[3]	904 [3]	NA		NA
Institutional Class	496,161	496,161	2,354,719	[4]	2,354,719 [4]	9,620,692	[4]	9,620,692 [4]
Service Class	4,516	4,516	14,614	[5]	14,614 [5]	1,057,889	[5]	1,057,889 [5]

		501,215			2,370,237			10,678,581

Payment for shares redeemed
Administrator Class	(6,094,976)	(6,094,976)	0	[3]	0 [3]	NA		NA
Institutional Class	(6,625,834,546)	(6,625,834,546)	(14,868,373,142)[4]		(14,868,373,142)[4]	(21,230,923,159)[4]		(21,230,923,159)[4]
Service Class	(544,684,670)	(544,684,670)	(1,647,501,899)[5]		(1,647,501,899)[5]	(1,492,774,645)[5]		(1,492,774,645)[5]

		(7,176,614,192)			(16,515,875,041)			(22,723,697,804)

Net decrease in net assets resulting from capital share transactions		(1,416,640,234)			(853,740,739)			(1,838,015,463)

Total decrease in net assets		(1,416,600,524)			(853,147,599)			(1,838,717,762)

Net assets
Beginning of period		4,437,490,062			5,290,637,661			7,129,355,423

End of period		$3,020,889,538			$4,437,490,062			$5,290,637,661

Undistributed net investment income		$83,316			$83,350			$83,355

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Evergreen Institutional Municipal Money Market Fund.

2.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

3.	Class commenced operations on July 9, 2010.

4.	Class I, Class AD and Class IN shares of Evergreen Institutional Municipal Money Market Fund became Institutional Class shares on July 12, 2010.

5.	Class IS and Class P shares of Evergreen Institutional Municipal Money Market Fund became Service Class shares on July 12, 2010.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

Administrator Class	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.01%	0.03%
Ratios to average net assets (annualized)
Gross expenses	0.37%	0.38%
Net expenses	0.26%	0.30%
Net investment income	0.02%	0.07%
Supplemental data
Net assets, end of period (000’s omitted)	$3,533	$9,627

1.	For the period from July 9, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Municipal Cash Management Money Market Fund	27

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1,2]	Year Ended February 28,
Institutional Class			2010[1]	2009[1]	2008[1]	2007[1]	2006[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03	0.03	0.03
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03	0.03	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.04%	0.16%	0.40%	2.20%	3.49%	3.47%	2.56%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.24%	0.23%	0.22%	0.21%	0.22%	0.22%
Net expenses	0.19%	0.21%	0.23%	0.22%	0.21%	0.22%	0.22%
Net investment income	0.09%	0.16%	0.40%	2.20%	3.49%	3.47%	2.56%
Supplemental data
Net assets, end of period (000’s omitted)	$2,666,276	$4,115,192	$4,580,024	$6,154,387	$5,671,591	$7,122,239	$6,721,625

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Institutional Municipal Money Market Fund.

2.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1,2]	Year Ended February 28,
Service Class			2010[1]	2009[1]	2008[1]	2007[1]	2006[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03	0.03	0.02
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03	0.03	0.02
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)	(0.03)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.20%	1.95%	3.23%	3.21%	2.31%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.50%	0.48%	0.47%	0.46%	0.47%	0.47%
Net expenses	0.27%	0.37%	0.44%	0.47%	0.46%	0.47%	0.47%
Net investment income	0.01%	0.01%	0.21%	1.85%	3.16%	3.15%	2.24%
Supplemental data
Net assets, end of period (000’s omitted)	$351,081	$312,671	$564,325	$830,779	$732,031	$676,614	$688,734

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class IS of Evergreen Institutional Municipal Money Market Fund.

2.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	29

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Municipal Cash Management Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of January 31, 2011, the Fund had estimated net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $144,100 expiring in 2019.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the

30	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Notes to Financial Statements (Unaudited)

average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Fund’s Portfolio of Investments.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets of the Fund.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	31

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Administrator Class	0.10%
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of July 31, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

32	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site

(www.wellsfargo.com/advantagefunds) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

Other Information (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	33

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

34	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

Other Information (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	35

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

California Municipal Money Market Fund, Municipal Cash Management Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund

(Not all of the funds described in this Board considerations section are part of this shareholder report. This shareholder report only relates to Municipal Cash Management Money Market Fund.)

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the California Municipal Money Market Fund, Municipal Cash Management Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund (collectively, the “Funds”); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for each of the Funds. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to each Fund specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for each of the Funds as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for each of the Funds was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors,

36	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Other Information (Unaudited)

together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by Funds Management and Wells Capital Management.

Fund performance and expenses

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that were determined by Lipper Inc. (“Lipper”) to be similar to the Funds, and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of each of the Funds was generally higher than or in range of the median performance of the Universe for the periods under review.

The Board received and considered information regarding each Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to each Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in a Fund’s Expense Group. The Board noted that the net operating expense ratios of the Service Class, Administrator Class and Institutional Class of each of the Funds were in range of each Fund’s respective Expense Group’s median net operating expense ratio. The Board also noted that the net operating expense ratios of the Class A and Sweep Class of each of the Funds were higher than each Fund’s respective Expense Group’s median net operating expense ratio and that the net operating expense ratio of the Municipal Money Market Fund (Investor Class) was not appreciably higher than the Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Funds’ administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rates”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”).

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in each Fund’s Expense Group median. The Board noted that the Advisory Agreement Rates for each of the Funds were in range of the median rate of each Fund’s Expense Group, except for the Municipal Money Market Fund and the New York Municipal Money Market Fund (Sweep Class). The Board noted that the Net Advisory Rates for the Service Class, Administrator Class and the Institutional Class of each of the Funds were lower than or in range of the median rate of each Fund’s Expense Group. The Board noted that the Net Advisory Rate for the Investor Class, Class A and Sweep Class of each of the Funds was not appreciably higher than the median rate for the Fund’s Expense, except for the Sweep Class of the Municipal Money Market Fund, New Jersey Municipal Money Market Fund and the New York Municipal Money Market Fund. The Board further noted that Funds Management had agreed to continue and, in certain instances, reduce contractual fee cap arrangements for the Funds designed to lower the Funds’ expenses.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

Other Information (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	37

In each case, the Board determined that the Advisory Agreement Rates for the Funds, both with and without administration fee rates and before and after waivers, were acceptable in light of the Funds’ Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of each Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Funds to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to any of the Funds, individually or in the aggregate, was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in each Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rates of the Funds (as a percentage of Fund assets) as the Funds grow in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Funds. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Funds and receives certain compensation for those services. The Board noted that the Funds pay sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Funds’ shares, including the multiple channels through which the Funds’ shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

38	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Other Information (Unaudited)

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage Municipal Cash Management Money Market Fund	39

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
RIB	— Residual Interest Bond
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.

204803 09-11 SA307/SAR307 7-11

Wells Fargo Advantage

Municipal Money Market Fund

Semi-Annual Report

July 31, 2011

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2011, unless otherwise noted and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $221 billion in assets under management, as of July 31, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Municipal Money Market Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Dear Valued Shareholder,

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Municipal Money Market Fund for the six-month period that ended July 31, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We believe this change will give you more convenient access to your fund data.

The period began modestly as improving economic optimism generally shifted investors toward equities and riskier assets and away from U.S. Treasuries and lower-yielding fixed-income securities. Returns from fixed income were modest in the opening months of 2011 but were generally still positive as U.S. Treasury yields incrementally climbed higher. But after the slow start, bond prices once again strongly improved, sparked by a sharp decline in U.S. Treasury prices in April that carried into May. Late in the period, lower-rated bonds declined in price more than the higher credit-quality tiers but not enough to outweigh the stronger performance from lower-rated securities during the period. Lower-quality and longer-maturity fixed-income securities generally outperformed higher-quality and shorter-maturity securities over the full period.

The activity within the broader bond market also resonated with money market participants. As the economic and credit environment reverberated from the ongoing sovereign debt concerns and softening economic data, many participants continued to balance a need for stability and desire for higher yields. The result has been good demand for domestic commercial paper and certificate of deposits. Also, in spite of all the discussion about sovereign debt, many money market participants continue to maintain some exposures to foreign banks based on the quality of their fundamentals. By focusing more on the fundamentals and taking a more selective approach to the short-term security market helped the markets avoid the severe yield volatility or significant flight-to-quality experienced during the spring of 2010, when the Greek sovereign debt crisis first emerged.

The global economic “recovery” hit a snag, but the end of 2011 could regain momentum.

The U.S. economic recovery that began in mid-2009 and gained further momentum throughout 2010, particularly during the fourth quarter, has failed to maintain that level of growth through the first seven months of 2011. For example, gross domestic product (GDP), the broadest measure of economic activity, grew at an annualized rate of 3.1% in the fourth quarter of 2010, only to slow dramatically during the first quarter of 2011. The latest revision to first-quarter GDP data during the period indicated that the economy grew at an annualized rate of 0.4% during the first quarter of 2011. While still positive, it’s a much slower pace of growth than experienced in the second half of 2010 and notably lower than consensus forecasts. Nevertheless, the advance estimate of second-quarter 2011 GDP, which was released on July 29, 2011, was 1.3%, suggesting that the U.S. economy continues to expand, though at a slow and uneven pace.

Jobs and housing remained troublesome.

The July 2011 unemployment rate in the U.S. was reported at 9.1%, down from 9.5% a year earlier but still notably higher than historical averages. Unfortunately,

Letter to Shareholders	Wells Fargo Advantage Municipal Money Market Fund	3

the drop may be more attributable to a decline in the labor force than to a meaningful uptick in hiring. The level of job creation in 2011 has been trending below historical averages, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite some tentative late-year signs of stabilization. That said, persistent weakness in the labor and housing markets bears close watching in the months ahead.

Other economic data in the U.S. has been more encouraging, reflecting greater confidence in the sustainability of the expansion on the part of both consumers and businesses. Retail sales came in strong at certain points during the period and industrial production and new orders have picked up. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and information technology. Core inflation, which excludes volatile food and energy prices, remained benign.

The Federal Reserve believes the economic recovery will accelerate in future quarters.

With inflation subdued, the Federal Open Market Committee (FOMC) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0.00% to 0.25%. On June 22, 2011, in its final statement of the six-month period, the Fed reiterated that the economic recovery “is proceeding at a moderate pace,” but that “recent labor market indicators have been weaker than anticipated.” It described the recent increase in inflation as temporary, suggesting that inflation pressures will ease going forward. While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

As recent headwinds subside, it is reasonable to expect markets to regain focus.

Now that it appears the debt ceiling has been increased and a U.S. default will be averted, money market participants and the broader bond market can get back to more fundamental and lasting concerns—chiefly, the economy. After avoiding short-term Treasuries in late July, ahead of pending U.S. debt ceiling deadline, money market participants have returned to the U.S. short-term markets.1 Economic indicators released in the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory. Most indicators still point toward real GDP growth in the 2% to 3% range in the second half of 2011. While that is not enough to produce big employment gains, it might be sufficient to cause Treasury yields to retrace some of the late-July declines.

Don’t let short-term uncertainty derail long-term investment goals.

While periods of uncertainty can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, Wells Fargo Advantage Funds represents investments across a broad range of asset classes and investment styles with more than 110 mutual funds, giving you an opportunity to create a diversified investment portfolio. While diversification may

1.	Comments expressed that do not fall within the reporting period are as of August 2, 2011.

While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

Economic indicators released in the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory.

4	Wells Fargo Advantage Municipal Money Market Fund	Letter to Shareholders

not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk.

In our opinion, diligent and earnest assessment of the fundamental characteristics of money market eligible securities will be a key differentiating factor between which investment strategies meet client expectations and which do not. At Wells Fargo Advantage Funds, we intend to continue the emphasis of principal preservation and high liquidity across our lineup of Wells Fargo Advantage Money Market Funds. In changing markets, we believe it is particularly important to have diligent investment analysts in charge of investor assets.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Performance Highlights (Unaudited)

Wells Fargo Advantage Municipal Money Market Fund

5

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

James Randazzo

FUND INCEPTION

November 2, 1988

  SECTOR
DISTRIBUTION[1]   (AS OF JULY 31,
2011)

  EFFECTIVE MATURITY
DISTRIBUTION[1]   (AS OF JULY 31,
2011)

  WEIGHTED AVERAGE
MATURITY[2]   (AS OF JULY 31,
2011)

10 Days

  WEIGHTED AVERAGE FINAL
MATURITY[3]   (AS OF JULY 31,
2011)

10 Days

1.
Sector distribution and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.
Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.
Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the Fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

6

Wells Fargo Advantage Municipal Money Market Fund

Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JULY 31, 2011)

Expense Ratios[5]

Inception Date

6 Months*

1 Year

5 Year

10 Year

Gross

Net[6]

Class A (WMUXX)

01/05/1995

0.00

0.01

1.23

1.22

0.84%

0.65%

Institutional Class (WMTXX)**

07/09/2010

0.03

0.11

1.43

1.47

0.45%

0.20%

Investor Class (WMVXX)

07/09/2010

0.00

0.01

1.40

1.46

0.87%

0.64%

Service Class (WMSXX)

11/02/1988

0.00

0.01

1.40

1.46

0.74%

0.45%

Sweep Class

06/30/2000

0.00

0.01

1.07

0.99

1.19%

1.05%

*
Returns for periods of less than one year are not annualized.

**
Institutional Class shares are closed to new investors.

  FUND YIELD
SUMMARY[6]   (AS OF JULY 31,
2011)

Class A

Institutional Class

Investor Class

Service Class

Sweep Class

7-Day Current Yield

0.01%

0.01%

0.01%

0.01%

0.01%

7-Day Compound Yield

0.01%

0.01%

0.01%

0.01%

0.01%

30-Day Simple Yield

0.01%

0.01%

0.01%

0.01%

0.01%

30-Day Compound Yield

0.01%

0.01%

0.01%

0.01%

0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.

An investment in a money market fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

4.
Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Investor Class shares prior to their inception reflects the performance of the Service Class shares, and has not been adjusted to include the higher expenses applicable to the Investor Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for all classes of the Fund prior to July 12,
2010 is based on the performance of the Fund’s predecessor, Evergreen Municipal Money Market Fund.

5.
Reflects the expense ratios as stated in the most recent prospectuses.

6.
The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating
Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been
(0.67)%, (0.28)%, (0.70)%, (0.57)% and (1.02)% for Class A, Institutional Class, Investor Class, Service Class and Sweep Class, respectively.

Fund Expenses

Wells Fargo Advantage Municipal Money Market Fund

7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (if any) and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an
investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2011 to July 31, 2011.

Actual Expenses

The “Actual” line of the table below provides
information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as any contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 02-01-2011

Ending Account Value 07-31-2011

Expenses Paid During the Period¹

Net Annual Expense Ratio

Class A

Actual

$
1,000.00

$
1,000.05

$
1.19

0.24
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.60

$
1.20

0.24
%

Institutional Class

Actual

$
1,000.00

$
1,000.33

$
0.94

0.19
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.85

$
0.95

0.19
%

Investor Class

Actual

$
1,000.00

$
1,000.05

$
1.19

0.24
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.60

$
1.20

0.24
%

Service Class

Actual

$
1,000.00

$
1,000.05

$
1.19

0.24
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.60

$
1.20

0.24
%

Sweep Class

Actual

$
1,000.00

$
1,000.05

$
1.24

0.25
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.55

$
1.25

0.25
%

1.
Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8

Wells Fargo Advantage Municipal Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Municipal Bonds and Notes: 91.30%

Alabama: 5.05%

Variable Rate Demand Notes§: 5.05%

Birmingham AL Special Care Facilities Finance Authority Ascension Health Series 2006-C (Hospital Revenue)††

0.08
%

05/15/2015

$
23,625,000

$
23,625,000

Calhoun County AL Economic Development Council Southern BAG Expansion Project Series 1998 (IDR, Bank of America NA LOC)

0.36

03/01/2013

1,150,000

1,150,000

Homewood AL Educational Building Authority (Education Revenue, Branch Banking & Trust LOC)

0.08

12/01/2043

5,000,000

5,000,000

Lower Alabama Gas District Supply Revenue Series A (Utilities Revenue, Societe Generale LOC)

0.13

11/01/2027

8,000,000

8,000,000

  Mobile AL Downtown Redevelopment Authority Gulf Opportunity Zone Austal USA LLC Project Series A (IDR, National Australia Bank
LOC)

0.07

05/01/2041

4,300,000

4,300,000

Mobile AL Downtown Redevelopment Authority Gulf Opportunity Zone Austal USA LLC Project Series B (IDR)

0.07

05/01/2041

4,070,000

4,070,000

Mobile AL Industrial Development Board Project Series 2006 (IDR)

0.11

08/01/2031

6,000,000

6,000,000

Mobile County AL IDA Series B (Energy Revenue, Svenska HandelsBanken LOC)

0.07

07/01/2040

22,500,000

22,500,000

Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue)

0.24

08/01/2027

53,130,000

53,130,000

Sylacauga AL Harrells Fertilizer Incorporated (IDR, Bank of America NA LOC)

0.40

04/01/2021

2,000,000

2,000,000

129,775,000

Arizona: 0.94%

Variable Rate Demand Notes§: 0.94%

Maricopa County AZ IDA Trans-Matic Manufacturing Production Project (IDR, PNC Bank NA LOC)

0.12

10/01/2026

3,225,000

3,225,000

Arizona Health Facilities Authority Hospital System 2007-008 (Hospital Revenue)

0.18

02/01/2042

12,385,000

12,385,000

Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)

0.18

08/01/2026

2,500,000

2,500,000

  Maricopa County AZ IDA Solid Waste Disposal Ambian Dairy LLC Project Series 2008 (Resource Recovery Revenue, Farm Credit Services America
LOC)

0.23

11/01/2033

3,600,000

3,600,000

Pinal County AZ IDA Solid Waste Disposal Sorio Bravo Dairy Farm LLC Series 2002 (IDR, Farm Credit Services America LOC)

0.18

05/01/2027

1,250,000

1,250,000

  Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services America
LOC)

0.18

08/01/2027

1,250,000

1,250,000

24,210,000

California: 1.74%

Variable Rate Demand Notes§: 1.74%

California CDA Pennsylvania Valley Apartment Authority Project Series 2001 (Housing Revenue, FHLMC Insured)

0.18

08/01/2033

1,685,000

1,685,000

California CDA Refunding MFHR PUTTER Series 2680 (Housing Revenue, JPMorgan Chase Bank LOC)

0.22

05/15/2018

900,000

900,000

  California Refunding GO Branch Banking & Trust Company Municipal Trust Series 2000 (GO-State, Branch Banking & Trust LOC, FSA
Insured)

0.15

07/10/2027

1,560,000

1,560,000

JP Morgan Chase PUTTER Trust Series 3931 (Tax Revenue)

0.21

08/12/2012

5,000,000

5,000,000

JPMorgan Chase PUTTER Trust Series 3934 (Miscellaneous Revenue)††

0.20

08/07/2012

4,995,000

4,995,000

Los Angeles CA Airport PUTTER Series 2000-A (Airport Revenue)††

0.18

11/15/2025

8,000,000

8,000,000

Portfolio of Investments—July 31, 2011 (Unaudited)

Wells Fargo Advantage Municipal Money Market Fund

9

Security Name

Interest Rate

Maturity Date

Principal

Value

Variable Rate Demand Notes§ (continued)

Oakland CA Redevelopment Authority MFHR (Housing Revenue, FHLMC Insured)

0.18
%

10/01/2050

$
10,400,000

$
10,400,000

Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured)

0.18

05/15/2034

1,650,000

1,650,000

San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured)

0.14

09/15/2032

2,500,000

2,500,000

Victorville CA Joint Powers Finance Authority Project A (Utilities Revenue, BNP Paribas LOC)

1.35

05/01/2040

7,970,000

7,970,000

44,660,000

Colorado: 0.71%

Variable Rate Demand Notes§: 0.71%

  Colorado Agriculture Development Authority Garrett & Carla Devries Project Series 2006 (Miscellaneous Revenue, Bank of the West
LOC)

0.23

06/01/2031

3,300,000

3,300,000

Colorado HFA Ready Foods Incorporated Project Series A (IDR, U.S. Bank NA LOC)

0.13

01/01/2032

3,660,000

3,660,000

Colorado HFA Worldwest LLP Project Series 1999-A (IDR, Mercantile Bank LOC)††

0.42

09/01/2023

3,365,000

3,365,000

Commerce City CO Northern Infrastructure General Improvement District (GO-Local, U.S. Bank NA LOC)

0.13

12/01/2028

1,500,000

1,500,000

Denver CO City & County Western Stock Show Project (Miscellaneous Revenue, U.S. Bank NA LOC)

0.15

07/01/2029

1,770,000

1,770,000

Harvest Junction CO Metropolitan District GO Series 2006 (GO-Local, U.S. Bank NA LOC)

0.15

12/01/2036

3,360,000

3,360,000

Town of Hudson CO Series A (IDR, U.S. Bank NA LOC)

0.23

11/01/2020

1,250,000

1,250,000

18,205,000

Delaware: 2.19%

Variable Rate Demand Notes§: 2.19%

Delaware State EDA Delaware Clean Power Project Series 1997-C (Resource Recovery Revenue)

0.25

08/01/2029

24,600,000

24,600,000

Delaware State EDA Delaware Clean Power Project Series 1997-D (Resource Recovery Revenue)

0.21

08/01/2029

14,300,000

14,300,000

Delaware State EDA Delaware Clean Power Project Series A (Resource Recovery Revenue)

0.21

08/01/2029

17,500,000

17,500,000

56,400,000

District of Columbia: 0.41%

Other Municipal Debt: 0.19%

District of Columbia TRAN (Tax Revenue)

2.00

09/30/2011

5,000,000

5,013,262

Variable Rate Demand Notes§: 0.22%

District of Columbia Enterprise Zone 14th & Irving (Miscellaneous Revenue, Bank of America NA LOC)

0.42

05/01/2022

1,795,000

1,795,000

Metropolitan Washington DC Airport Authority Series 2855 (Airport Revenue, FSA-CR FGIC Insured)

0.22

10/01/2014

3,755,000

3,755,000

5,550,000

Florida: 4.92%

Other Municipal Debt: 0.16%

Hillsborough County FL School Board COP Master Lease Series A (Lease Revenue, Wells Fargo Bank NA LOC, NATL-RE Insured)(q)

0.18

08/25/2011

4,000,000

4,000,000

10

Wells Fargo Advantage Municipal Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Variable Rate Demand Notes§: 4.76%

Alachua County FL Florida Rock Project (IDR, Bank of America NA LOC)

0.27
%

11/01/2022

$
1,850,000

$
1,850,000

Alachua County FL HFA MFHR University Cove Apartments Project (Housing Revenue, FNMA Insured)

0.12

06/15/2034

4,230,000

4,230,000

Brevard County FL HFA MFHR Shore View Apartments Project Series 1995 (Housing Revenue, Harris Trust & Savings Bank LOC)

0.11

02/01/2015

2,200,000

2,200,000

Escambia County FL Daw’s Manufacturing Company Incorporated Project (IDR, Bank of America NA LOC)

0.15

02/01/2017

1,905,000

1,905,000

Florida Housing Finance Corporation Brentwood Club Apartments Series A-1 (Housing Revenue, FNMA LOC)

0.12

01/15/2035

4,545,000

4,545,000

Florida Housing Finance Corporation MFHR Mariner’s Cay Apartments Series 2008-M (Housing Revenue, FNMA Insured)

0.09

12/15/2041

1,860,000

1,860,000

Florida Housing Finance Corporation Pinewood Pointe Series C (Housing Revenue)

0.36

06/01/2044

9,515,000

9,515,000

Greater Orlando FL Aviation Authority Flight Safety Project Series B (Airport Revenue)

0.04

10/01/2035

6,900,000

6,900,000

  Hillsborough County FL Aviation Authority Tampa International Airport PUTTER Series 2008-A (Airport Revenue, Assured Guaranty
Insured)††

0.22

10/01/2032

8,645,000

8,645,000

Jacksonville FL HFA MFHR Christine Cove Apartments (Housing Revenue, California Bank & Trust LOC)

0.12

09/15/2038

1,230,000

1,230,000

Jacksonville FL HFA MFHR St. Augustine Apartments Project Series 2006 (Housing Revenue, FNMA Insured)

0.09

07/15/2033

3,300,000

3,300,000

Jacksonville FL HFFA Hospital Series A (Hospital Revenue, Bank of America NA LOC)

0.26

08/15/2033

4,440,000

4,440,000

Lake County FL Capital Improvement Deutsche Bank Spears Trust Series 2007 (Tax Revenue, AMBAC Insured)

0.08

06/01/2037

6,880,000

6,880,000

Lee County FL HFA SFHR Series 2908Z (Housing Revenue, GNMA/FNMA Insured)

0.22

09/01/2015

3,555,000

3,555,000

Lee County FL HFA SFHR Series 2909Z (Housing Revenue, GNMA/FNMA Insured)

0.22

09/01/2015

3,560,000

3,560,000

  Miami-Dade County FL Educational Facilities Authority Carlos Albizu University Project Series 2000 (Education Revenue, Bank of America
NA LOC)

0.15

12/01/2025

5,700,000

5,700,000

Miami-Dade County FL Educational Facilities Authority Eagle-20070043 Class A (Education Revenue, BHAC-CR AMBAC Insured)

0.12

04/01/2037

9,900,000

9,900,000

Miami-Dade County FL IDA Reflectone Incorporated Project Series 2000-A (IDR, Royal Bank of Canada LOC)

0.11

03/01/2024

11,000,000

11,000,000

Orange County FL Health Facilities Authority Adventist Health System (Health Revenue)

0.06

11/15/2026

5,000,000

5,000,000

Orange County FL HFA MFHR Lakeside Pointe Apartments Series B (Housing Revenue, FNMA Insured)

0.12

05/15/2038

6,930,000

6,930,000

Orange County FL HFA MFHR Marbella Pointe Series 2007-A (Housing Revenue, FHLB LOC)

0.11

04/15/2040

7,650,000

7,650,000

Pasco County FL PAC-MED Incorporated Project (IDR, Bank of America NA LOC)

0.34

08/01/2017

900,000

900,000

Pinellas County FL IDR Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)

0.08

08/01/2028

4,755,000

4,755,000

Polk County FL IDA Sun Orchard Florida Incorporated Project Series 1999 (IDR, U.S. Bank NA LOC)

0.58

01/01/2019

720,000

720,000

RBC Municipal Products Incorporated Trust Series E2 (Housing Revenue, Royal Bank of Canada LOC)

0.15

01/01/2034

1,575,000

1,575,000

Sarasota County FL Planned Parenthood Incorporated Project (Miscellaneous Revenue, Harris NA LOC)

0.11

10/01/2041

1,700,000

1,700,000

Tallahassee FL Rose Printing Company Incorporated Project Series A (IDR, Branch Banking & Trust LOC)

0.15

10/01/2015

1,975,000

1,975,000

122,420,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Georgia: 1.67%

Variable Rate Demand Notes§: 1.67%
Atkinson & Coffee Counties GA Joint Development Authority Solid Waste Langboard Incorporated Project Series 2008 (Resource Recovery Revenue, CoBank ACB LOC)	0.18%	11/01/2033	$16,800,000	$16,800,000
Carroll County GA Development Authority Royal Metal Products Incorporated Project Series 2007 (IDR, Branch Banking & Trust LOC)	0.15	01/18/2027	2,455,000	2,455,000
Cobb County GA IDA Standex International Corporation Project (IDR, Bank of America NA LOC)	0.42	01/01/2018	3,300,000	3,300,000
Georgia State Port Authority (Port Authority Revenue, Branch Banking & Trust LOC)	0.16	06/01/2022	3,300,000	3,300,000
Georgia State Port Authority (Port Authority Revenue, Branch Banking & Trust LOC)	0.16	10/01/2023	3,660,000	3,660,000
Main Street Natural Gas Incorporated Gas Project Series A (Utilities Revenue)	0.08	08/01/2040	5,995,000	5,995,000
Private Colleges & Universities Authority of Georgia Mercer University Project Series 2003 (Education Revenue, Branch Banking & Trust LOC)	0.08	10/01/2032	1,855,000	1,855,000
Private Colleges & Universities Authority of Georgia Mercer University Project Series 2006-A (Education Revenue, Branch Banking & Trust LOC)	0.08	10/01/2036	5,500,000	5,500,000

				42,865,000

Idaho: 0.48%

Variable Rate Demand Notes§: 0.48%
Cassia County ID Industrial Development Corporation East Valley Cattle LLC Project Series 2006 (Miscellaneous Revenue)	0.13	08/01/2026	7,000,000	7,000,000
Cassia County ID Industrial Development Corporation Vance Dairy Construction Project Series 2007 (Miscellaneous Revenue, Northwest Farm Credit LOC)	0.23	06/01/2027	2,000,000	2,000,000
Jerome County ID Economic Development Corporation Davisco Foods International Project Series 2009 (Miscellaneous Revenue, Bank of Montreal LOC)	0.07	12/01/2029	3,220,000	3,220,000

				12,220,000

Illinois: 2.58%

Variable Rate Demand Notes§: 2.58%
Austin IL Trust Various States Various Certificates Bank of America Series 2008-1098 (Hospital Revenue, Assured Guaranty Insured)	0.14	08/15/2047	3,178,000	3,178,000
Chicago IL Enterprise Zone Gardner Gibson Project (IDR, Harris Trust & Savings Bank LOC)	0.16	07/01/2033	2,810,000	2,810,000
Chicago IL ROC RR II R-11940 (Tax Revenue)††	0.13	07/01/2028	1,400,000	1,400,000
Chicago IL Series 3190 (GO-Local)††	0.08	01/01/2034	4,000,000	4,000,000
Chicago IL Tax Increment Stockyards Industrial Commercial Redevelopment Project Series A (Tax Revenue, Northern Trust Company LOC)	0.11	12/01/2011	1,560,000	1,560,000
Chicago IL Tax Increment Stockyards Industrial Commercial Redevelopment Project Series B (Tax Revenue, Northern Trust Company LOC)	0.11	12/01/2014	1,975,000	1,975,000
Chicago IL Wastewater Transmission ROC RR II R-720PB (Water & Sewer Revenue, FSA & FGIC Insured)	0.15	01/01/2015	3,915,000	3,915,000
Cook County IL PUTTER Series 559 (Tax Revenue, NATL-RE Insured)	0.14	05/15/2012	2,665,000	2,665,000
East Peoria IL Commercial Development Kroger Company Project Series 2003 (IDR, Bank of Nova Scotia LOC)	0.15	12/01/2013	3,125,000	3,125,000

12	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Illinois Development Finance Authority Glenwood School for Boys Series 1998 (Education Revenue, Harris Trust & Savings Bank LOC)	0.10%	02/01/2033	$650,000	$650,000
Illinois Development Finance Authority MCL Incorporated Project (IDR)	0.38	06/01/2017	2,055,000	2,055,000
Illinois Development Finance Authority PCR A.E. Staley Manufacturing Company Project Series 1985 (IDR, RaboBank International LOC)	0.08	12/01/2016	7,500,000	7,500,000
Illinois Finance Authority Easter Seals Metro Chicago Incorporated Project Series 2007 (Miscellaneous Revenue, Harris NA LOC)	0.11	04/01/2037	1,300,000	1,300,000
Illinois Finance Authority Elmhurst Memorial Healthcare Series D (Hospital Revenue, Northern Trust Company LOC)	0.06	01/01/2048	3,000,000	3,000,000
Illinois Finance Authority International Ink Company (IDR, JPMorgan Chase Bank LOC)	0.18	01/01/2034	830,000	830,000
Illinois Finance Authority Merug LLC Series B (IDR, JPMorgan Chase Bank LOC)	0.38	12/01/2018	645,000	645,000
Illinois Housing Development Authority Homeowner Mortgage (Housing Revenue)	0.08	08/01/2035	8,600,000	8,600,000
Illinois State Toll Highway Authority Priority RMKT-A- 2A (Transportation Revenue, Bank of Tokyo-Mitsubishi UFJ LOC)	0.10	07/01/2030	5,500,000	5,500,000
Lake County IL Brown Paper Goods Project (IDR, Bank One NA LOC)	0.38	10/01/2021	1,240,000	1,240,000
Lake County IL Northpoint Association (IDR, Northern Trust Company LOC)	0.13	07/01/2029	2,600,000	2,600,000
Schaumburg IL GO ROC-RR-II-R-11698 (GO-Local, BHAC-CR FGIC Insured)††	0.11	12/01/2032	5,200,000	5,200,000
Skokie IL Economic Development Revenue Skokie Fashion Square Project Series 1984 (IDR, Bank of America NA LOC)	0.46	12/01/2014	1,850,000	1,850,000
West Frankfort IL Kroger Company Series 2004 (IDR, U.S. Bank NA LOC)	0.15	11/01/2012	800,000	800,000

				66,398,000

Indiana: 1.76%

Variable Rate Demand Notes§: 1.76%
Greensburg IN MFHR Community Partners Village II Project Series 2002 (Housing Revenue, FHLB LOC)	0.11	09/01/2029	2,540,000	2,540,000
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	0.11	03/01/2041	1,490,000	1,490,000
Indiana State Development Finance Authority Shelby Gravel Incorporated Project (IDR)	0.15	10/01/2017	1,680,000	1,680,000
St. Joseph County IN Midcorr Land Development LLC Project (IDR, National City Bank LOC)	0.15	10/01/2023	2,510,000	2,510,000
City of Crawfordsville IN Economic Development Performance Master LLC Project (IDR, Bank of America NA LOC)	0.13	10/01/2018	1,400,000	1,400,000
Indiana Development Finance Authority Goodwill Industries Central Project Series 1996 (IDR, JPMorgan Chase Bank LOC)	0.15	06/01/2016	685,000	685,000
Lafayette IN Solid Water Disposal Tate & Lyle Ingredients Project Series 2006 (Miscellaneous Revenue)	0.13	09/01/2028	24,200,000	24,200,000
Indiana HFFA Revenue Fayette Memorial Hospital Association Series A (Hospital Revenue, U.S. Bank NA LOC)	0.33	10/01/2032	970,000	970,000
Indiana Finance Authority Health Systems Sisters of St. Francis Health Services Incorporated Project Series 2009-A (Hospital Revenue)††	0.11	11/01/2033	5,000,000	5,000,000
St. Joseph County IN Economic Development Revenue Hannah & Friends Project Series 2007 (Miscellaneous Revenue, LaSalle Bank Midwest LOC)	0.27	11/01/2035	2,075,000	2,075,000
Wabash IN Economic Development Revenue Martin Yale Industries Project Series 1998 (IDR, JPMorgan Chase Bank LOC)	0.38	09/01/2028	2,700,000	2,700,000

				45,250,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Iowa: 1.36%

Variable Rate Demand Notes§: 1.36%
Iowa Higher Education Loan Authority Private Colleges Ambrose (Education Revenue, Northern Trust Company LOC)	0.33%	04/01/2033	$2,700,000	$2,700,000
Des Moines IA Elliot Aviation Project (Airport Revenue, U.S. Bank NA LOC)	0.16	08/01/2027	5,145,000	5,145,000
Iowa Finance Authority Industrial Development (IDR, Bank of America NA LOC)	0.29	06/01/2028	1,435,000	1,435,000
Iowa Finance Authority Solid Waste Disposal Real Estate Iowa One Project Series 2006 (Resource Recovery Revenue)	0.11	10/01/2031	7,700,000	7,700,000
Iowa Higher Education Loan Authority University of Dubuque (Education Revenue, Northern Trust Company LOC)	0.33	04/01/2035	600,000	600,000
Iowa Finance Authority Interwest Project Series 2001 (IDR, CoBank ACB LOC)	0.18	11/01/2016	2,030,000	2,030,000
Iowa Finance Authority Randy & Ronnie Hunt Partnership Project Series 2009 (Miscellaneous Revenue, Farm Credit Services America LOC)	0.08	02/01/2027	3,250,000	3,250,000
Iowa Finance Authority SFHR Series 2006-F (Housing Revenue, GNMA/FNMA Insured)	0.14	07/01/2036	12,000,000	12,000,000

				34,860,000

Kansas: 0.35%

Variable Rate Demand Notes§: 0.35%
Dodge City KS Farmland National Beef Project Series 1999 (IDR)	0.13	02/01/2029	1,000,000	1,000,000
Kansas State Development Finance Authority Adventist Health Sunbelt Series C (Health Revenue, Royal Bank of Canada LOC)	0.06	11/15/2034	2,000,000	2,000,000
Olathe KS Diamant Boart Series A (IDR, Svenska HandelsBanken LOC)	0.20	03/01/2027	1,000,000	1,000,000
Olathe KS Insulite Project Series 2000 (IDR, FirStar Bank NA LOC)	0.18	06/01/2020	910,000	910,000
Olathe KS ISL LLC Project (IDR, U.S. Bank NA LOC)	0.18	08/01/2027	3,965,000	3,965,000

				8,875,000

Kentucky: 1.54%

Other Municipal Debt: 0.29%
Kentucky Rural Water Finance Corporation Public Project Series C-1 (Water & Sewer Revenue)	1.50	12/01/2011	7,500,000	7,521,196

Variable Rate Demand Notes§: 1.25%
Bardstown KY Industrial Building Linpac Materials Handling Project (IDR, U.S. Bank NA LOC)	0.22	10/01/2019	3,100,000	3,100,000
Hancock County KY Solid Waste Disposal Facilities NSA Limited Project Series 1998 (Resource Recovery Revenue, Wells Fargo Bank NA LOC)(q)	0.38	04/01/2028	7,815,000	7,815,000
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (IDR)	0.15	09/01/2022	2,650,000	2,650,000
Kentucky EDFA Goodwill Industries Kentucky Incorporated Project Series 2007 (Miscellaneous Revenue, PNC Bank NA LOC)	0.10	12/01/2037	9,750,000	9,750,000
Kentucky EDFA Madonna Manor Incorporated Project PUTTER Series P-Floats-MT-636 (Health Revenue)††	0.11	12/01/2039	2,500,000	2,500,000
Logan County KY Solid Waste Disposal Waste Management LLC Project (Resource Recovery Revenue, PNC Bank NA LOC)	0.09	03/01/2021	1,450,000	1,450,000
Montgomery County KY Industrial Building Facilities Fineblanking Corporation Project Series 1996 (IDR, Bank of America NA LOC)	0.29	08/01/2015	1,185,000	1,185,000
Williamstown KY League of Cities Funding Trust Lease Series 2008-A (Lease Revenue, U.S. Bank NA LOC)	0.09	07/01/2038	3,520,000	3,520,000

				31,970,000

14	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Louisiana: 1.77%

Variable Rate Demand Notes§: 1.77%
Louisiana HFA Arbor Place Apartments Project Series 2008 (Housing Revenue, FHLMC Insured)	0.20%	03/01/2043	$8,125,000	$8,125,000
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Miscellaneous Revenue)	0.28	12/01/2036	4,000,000	4,000,000
Louisiana Public Facilities Authority Christus Health Series 2009-B-1 (Hospital Revenue, Bank of New York LOC)	0.05	07/01/2047	2,000,000	2,000,000
Louisiana Public Facilities Authority Dynamic Fuels LLC Project Series 2008 (IDR, JPMorgan Chase Bank LOC)	0.26	10/01/2033	8,000,000	8,000,000
Parish of St. James LA Nucor Steel LLC Series A-1 (IDR)	0.08	11/01/2040	15,300,000	15,300,000
Parish of St. James LA Nucor Steel LLC Series B-1 (IDR)	0.10	11/01/2040	8,000,000	8,000,000

				45,425,000

Maine: 0.15%

Variable Rate Demand Note§: 0.15%
Maine State Housing Authority Mortgage Purchase Program Series 2004 D-3 (Housing Revenue)	0.17	11/15/2039	3,900,000	3,900,000

Maryland: 1.41%

Other Municipal Debt: 1.13%
Montgomery County MD Series 10-A (Tax Revenue)	0.08	08/09/2011	14,200,000	14,200,000
Montgomery County MD Series 10-B (Tax Revenue)	0.09	08/09/2011	15,000,000	15,000,000

				29,200,000

Variable Rate Demand Notes§: 0.28%
Maryland Economic Development Corporation YMCA Central Maryland Incorporated Project Series 2003 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.08	04/01/2028	2,200,000	2,200,000
Montgomery County MD Housing Opportunities Community MFHR (Housing Revenue, FHLMC Insured)	0.18	02/01/2040	2,000,000	2,000,000
University System of Maryland COP College Business School Project Series 2000 (Miscellaneous Revenue, Bank of America NA LOC)	0.13	06/01/2015	2,920,000	2,920,000

				7,120,000

Massachusetts: 0.15%

Variable Rate Demand Note§: 0.15%
Massachusetts Development Finance Agency Georgetown Village Apartments Series A (Housing Revenue, FNMA Insured)	0.08	07/15/2036	3,800,000	3,800,000

Michigan: 4.48%

Other Municipal Debt: 1.63%
Michigan Finance Authority Short Aid Notes Series D-1 (Miscellaneous Revenue)	2.00	08/19/2011	5,000,000	5,002,935
Michigan Finance Authority Short Aid Notes Series D-2 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	2.00	08/22/2011	6,000,000	6,005,507
Michigan Finance Authority Short Aid Notes Series D-3 (Miscellaneous Revenue, Scotia Bank LOC)	2.00	08/22/2011	6,000,000	6,005,507
Michigan State Hospital Finance Authority (Health Revenue)	0.14	10/11/2011	10,000,000	10,000,000
Michigan State Hospital Finance Authority Series 08-C (Health Revenue)	0.15	08/03/2011	10,000,000	10,000,000
Michigan State Series A (Tax Revenue)	2.00	09/30/2011	5,000,000	5,012,873

				42,026,822

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§: 2.85%
Green Lake Township MI Economic Development Corporation (Education Revenue, Harris NA LOC)	0.20%	06/01/2034	$800,000	$800,000
Michigan HDA Rental Housing Project Series 2006-A (Housing Revenue, AGM GO of Authority Insured)	0.30	10/01/2040	14,405,000	14,405,000
Michigan Higher Education Authority Student Loan RBC Municipal Products Trust Incorporated Certificate Series L-33 (Education Revenue, Royal Bank of Canada LOC)	0.11	09/01/2026	40,495,000	40,495,000
Michigan Hospital Finance Authority Ascension Health Group Series 2010-8 (Hospital Revenue)	0.17	11/15/2049	7,100,000	7,100,000
Michigan State Housing Development Authority Series A (Housing Revenue, GO of Authority Insured)	0.21	10/01/2037	9,525,000	9,525,000
Michigan State Strategic Fund Fitz Land LLC Project (IDR, PNC Bank NA LOC)	0.15	08/01/2025	800,000	800,000
Michigan Strategic Fund Limited Methodist Childrens Home Project Series 1995 (Miscellaneous Revenue, Bank One Michigan LOC)	0.23	08/01/2015	200,000	200,000

				73,325,000

Minnesota: 3.16%

Other Municipal Debt: 0.08%
Minnesota Rural Water Finance Authority Public Projects Construction (Water & Sewer Revenue)	1.25	04/01/2012	2,000,000	2,007,938

Variable Rate Demand Notes§: 3.08%
Bloomington MN Bristol Village (Housing Revenue, FNMA Insured)	0.17	11/15/2032	5,005,000	5,005,000
Bloomington MN Norlan Partners Series B (Housing Revenue, LaSalle Bank NA LOC)	0.19	07/15/2032	1,410,000	1,410,000
Bloomington MN Refunding MFHR Norlan Partnership Series A-1 (Housing Revenue, FNMA Insured)	0.17	07/15/2032	4,190,000	4,190,000
Dakota County MN CDA Catholic Finance Corporation (Education Revenue, U.S. Bank NA LOC)	0.20	01/01/2012	965,000	965,000
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured)	0.17	01/15/2038	1,000,000	1,000,000
Eden Prairie MN Refunding MFHR Park At City West Apartments Project Series 2001 (Housing Revenue, FHLMC Insured)	0.09	09/01/2031	300,000	300,000
Hennepin County MN Housing & RDA Stone Arch Apartments Project (Housing Revenue, FNMA Insured)	0.20	04/15/2035	2,800,000	2,800,000
Mahtomedi MN Housing Revenue Briarcliff Manor Apartments Series A (Housing Revenue, FNMA Insured)	0.17	06/15/2038	3,645,000	3,645,000
Maplewood MN Educational Facilities Mounds Park Academy Project (Education Revenue, U.S. Bank NA LOC)	0.10	10/01/2031	2,340,000	2,340,000
Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-2 (Hospital Revenue, JPMorgan Chase Bank LOC)	0.20	11/15/2035	4,050,000	4,050,000
Minneapolis MN CDA C&G Partners Project (Housing Revenue, U.S. Bank NA LOC)	0.10	12/01/2015	160,000	160,000
Minneapolis MN Driftwood Apartments Project A (Housing Revenue, U.S. Bank NA LOC)	0.15	10/01/2024	4,240,000	4,240,000
Minneapolis MN MFHR Stone Arch Apartments (Housing Revenue, FNMA Insured)	0.20	04/15/2035	3,600,000	3,600,000
Minneapolis MN People Serving People Project Series A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.33	10/01/2021	140,000	140,000
Minnesota Bond Securitization Trust Certificate Carleton Lofts Project Class A (Housing Revenue, LaSalle Bank NA LOC)	0.23	12/01/2048	7,945,000	7,945,000

16	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Minnesota State HEFAR MacAlester College Series 5-Q (Education Revenue)	0.13%	03/01/2033	$360,000	$360,000
Minnesota State Residential Housing Series G (Housing Revenue)	0.10	01/01/2032	265,000	265,000
Minnesota State University of St. Thomas Series 4O (Education Revenue, U.S. Bank NA LOC)	0.09	10/01/2021	3,310,000	3,310,000
Moorhead MN Solid Waste Disposal American Crystal Sugar Project Series 1997 (Resource Recovery Revenue, Wells Fargo Bank NA LOC)(q)	0.18	04/01/2012	5,500,000	5,500,000
Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, LaSalle Bank NA LOC)	0.15	10/01/2038	1,250,000	1,250,000
St. Anthony MN Landings Silver Lake Project Series 2007 (Housing Revenue, LaSalle Bank NA LOC)	0.19	10/01/2037	1,400,000	1,400,000
St. Anthony MN Landings Silver Lake Project Series A (Housing Revenue, LaSalle Bank NA LOC)	0.15	10/01/2037	3,600,000	3,600,000
St. Louis Park MN Refunding MFHR Newport on Seven Apartments Project Series 2001 (Housing Revenue, FNMA Insured)	0.17	09/15/2031	8,620,000	8,620,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured)	0.17	06/01/2032	2,140,000	2,140,000
St. Paul MN Housing & RDA Leased Housing Association Series A (Housing Revenue, LaSalle Bank NA LOC)	0.19	09/01/2035	2,000,000	2,000,000
St. Paul MN Port Authority District Cooling AMT Series 12-EE (IDR, Deutsche Bank AG LOC)	0.10	03/01/2029	450,000	450,000
St. Paul MN Port Authority District Heating AMT Series 8-R (IDR, Deutsche Bank AG LOC)	0.10	12/01/2028	1,000,000	1,000,000
Stevens County MN Solid Waste Disposal Riverview Dairy Project Series 2007 (Resource Recovery Revenue, AgCountry Farm Credit LOC)	0.19	08/01/2032	1,750,000	1,750,000
Swift County MN Solid Waste Disposal East Dublin Dairy LLP Project Series 2008 (Resource Recovery Revenue, AgCountry Farm Credit LOC)	0.19	04/01/2033	5,750,000	5,750,000

				79,185,000

Mississippi: 1.36%

Variable Rate Demand Notes§: 1.36%
Clipper Tax-Exempt Certificate Trust Series 2007-32 (GO-State)	0.13	02/01/2016	14,500,000	14,500,000
Merrill Lynch PFOTER Series MT-659 (Education Revenue, Guaranteed Student Loans Insured)††	0.13	09/01/2035	14,180,000	14,180,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series B (Energy Revenue)	0.21	12/01/2030	6,300,000	6,300,000

				34,980,000

Missouri: 1.57%

Other Municipal Debt: 0.28%
St. Louis County MO Special Obligation TRAN (Miscellaneous Revenue)	0.45	08/01/2011	7,105,000	7,105,000

Variable Rate Demand Notes§: 1.29%
Clipper Tax-Exempt Certificate Trust Series 2009-12 (Housing Revenue)	0.23	03/01/2038	1,149,000	1,149,000
Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation Series A (Miscellaneous Revenue)	0.33	04/01/2027	2,495,000	2,495,000
Missouri Development Finance Board Kauffman Center For The Performing Arts Series A (Miscellaneous Revenue)	0.23	06/01/2037	20,000,000	20,000,000
Missouri State HEFA Ascension Health Series C3 (Health Revenue)	0.06	11/15/2039	3,000,000	3,000,000
St. Charles County MO IDA Craftsmen Industries Project Series 1998-A (IDR, U.S. Bank NA LOC)	0.21	12/01/2019	4,770,000	4,770,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (IDR, U.S. Bank NA LOC)	0.26%	04/01/2026	$1,910,000	$1,910,000

				33,324,000

Nebraska: 0.44%

Variable Rate Demand Notes§: 0.44%
Douglas County NE James Skinner Company Project Series 1999 (IDR, U.S. Bank NA LOC)	0.18	01/12/2012	570,000	570,000
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.21	09/01/2031	4,310,000	4,310,000
Nebraska Invitational Finance Authority Solid Waste Disposal Butler County Dairy LLC Series 2009 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.08	12/01/2037	6,500,000	6,500,000

				11,380,000

Nevada: 1.05%

Variable Rate Demand Notes§: 1.05%
Clark County NV Passenger Facility Las Vegas (Airport Revenue, Union Bank NA LOC)	0.10	07/01/2022	4,800,000	4,800,000
Eclipse Funding Trust 2006-0146 Solar Eclipse Clark (Tax Revenue, U.S. Bank NA LOC)	0.07	11/01/2032	6,970,000	6,972,688
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008A (Tax Revenue, Bank of New York LOC)	0.20	06/01/2042	6,900,000	6,900,000
Washoe County NV Eclipse Funding Trust Series 2006-0142 (GO-Local, U.S. Bank NA LOC)	0.07	09/01/2014	8,365,000	8,377,745

				27,050,433

New Jersey: 2.65%

Other Municipal Debt: 0.39%
North Brunswick NJ BAN (GO-Local)	1.25	08/11/2011	10,000,000	10,002,456

Variable Rate Demand Notes§: 2.26%
Camden County NJ Improvement Authority Health Care Redevelopment The Cooper Health Systems Project Series 2004-B (Hospital Revenue, TD Bank NA LOC)	0.04	08/01/2032	7,265,000	7,265,000
Clipper Tax Exempt Series 2009-32 (Miscellaneous Revenue, State Street Bank & Trust Insured)	0.13	01/01/2018	4,300,000	4,300,000
Deutsche Bank Spears Lifers Trust (Transportation Revenue, FSA Insured)	0.08	12/15/2033	8,000,000	8,000,000
New Jersey Higher Education Assistance Authority Student Loan ROC-RR-II-R-11853 (Education Revenue, Assured Guaranty Insured)††	0.23	06/01/2016	14,350,000	14,350,000
New Jersey State TTFA PUTTER Series 2009-70 (Miscellaneous Revenue)	0.08	12/15/2023	21,500,000	21,500,000
New Jersey State TTFA PUTTER Series 2005-D (Miscellaneous Revenue, FSA Insured)††	0.22	12/15/2013	2,780,000	2,780,000

				58,195,000

New Mexico: 0.38%

Variable Rate Demand Notes§: 0.38%
New Mexico Educational Assistance Foundation (Education Revenue, Royal Bank of Canada LOC, Guaranteed Student Loans Insured)	0.11	04/01/2034	4,100,000	4,100,000
New Mexico Municipal Energy Acquisition Authority Gas Supply Series 2009 (Utilities Revenue)	0.08	11/01/2039	5,660,000	5,660,000

				9,760,000

18	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

New York: 7.38%

Other Municipal Debt: 0.92%
Metropolitan Transportation Authority NY Series A (Transportation Revenue)	0.23%	10/06/2011	$4,000,000	$4,000,000
Oyster Bay NY BAN (GO-Local)	1.25	08/12/2011	14,000,000	14,003,995
Tarrytowns NY Union Free School District BAN (Tax Revenue, State Aid Withholding Insured)	1.50	08/12/2011	5,630,000	5,631,926

				23,635,921

Variable Rate Demand Notes§: 6.46%
Monroe County NY IDA Civic Facilities Monroe Community College Project Series A (Education Revenue, JPMorgan Chase Bank LOC)	0.06	06/01/2036	3,475,000	3,475,000
New York City NY Subseries B (GO-Local, TD Bank NA LOC)	0.05	09/01/2027	1,500,000	1,500,000
New York Dormitory Authority Tax Exempt Certificate St. John’s University Series 2007 (Education Revenue)	0.08	07/01/2025	20,420,000	20,420,000
New York Housing Finance Agency West 23rd Street Series 2002-A (Housing Revenue, FNMA Insured)	0.08	05/15/2033	13,900,000	13,900,000
New York Metropolitan Transportation Authority Series 2005-A ROC-RR-II-R-594PB (Transportation Revenue, AGC-ICC AMBAC Insured)	0.23	11/15/2013	21,165,000	21,165,000
New York Metropolitan Transportation Authority Series 2006-B ROC-RR-II-R-11711 (Transportation Revenue, FSA Insured)††	0.23	11/15/2027	13,650,000	13,650,000
New York Mortgage Agency Homeowner ROC-RR-II-R-11704 (Housing Revenue)††	0.17	10/01/2031	5,660,000	5,660,000
New York Mortgage Agency Homeowner Series 161 ROC-RR-II-R-11713 (Housing Revenue)††	0.11	10/01/2016	4,385,000	4,385,000
New York Mortgage Agency Homeowner Series 71 ROC-RR-II-R-11706 (Housing Revenue)††	0.17	10/01/2024	4,000,000	4,000,000
New York Mortgage Agency Series 106 ROC-RR-II-R-11708 (Housing Revenue)††	0.16	04/01/2034	3,000,000	3,000,000
New York Mortgage Agency Series 73-A ROC-RR-II-R-11707 (Housing Revenue)††	0.17	10/01/2024	9,700,000	9,700,000
New York NY Housing Development Corporation Series 143 (Housing Revenue)††	0.17	11/01/2040	1,285,000	1,285,000
New York NY Housing Development Corporation Series 2009-C1 (Housing Revenue)††	0.12	05/01/2029	6,620,000	6,620,000
New York NY Housing Development Corporation Series A (Housing Revenue, CitiBank NA LOC)	0.09	06/01/2037	1,000,000	1,000,000
New York NY Housing Development Corporation Series C-4 (Housing Revenue)	0.05	05/01/2015	7,100,000	7,100,000
New York NY Housing Development Corporation Series J-1 (Housing Revenue)	0.48	05/01/2046	7,120,000	7,120,000
New York NY Municipal Water & Sewer Finance Authority PUTTER Series 1263 (Water & Sewer Revenue, FSA Insured)	0.12	06/15/2013	7,055,000	7,055,000
New York NY Municipal Water & Sewer Finance Authority ROC-RR-II R-11697 (Water & Sewer Revenue, BHAC-CR Insured)††	0.11	06/15/2016	4,200,000	4,200,000
New York NY Municipal Water & Sewer Finance Authority Subseries B2 (Water & Sewer Revenue, Lloyds Bank LOC)	0.05	06/15/2024	6,000,000	6,000,000
New York NY TFA Building Fiscal Year 2007 Series S-1 ROC-RR-II-R-809PB (Miscellaneous Revenue, AGC-ICC FGIC State Aid Withholding Insured)	0.12	01/15/2015	10,410,000	10,410,000
New York State Housing Finance Agency Weyant Green Apartments Series A (Housing Revenue, FNMA Insured)	0.05	05/15/2037	3,000,000	3,000,000
New York State Power Authority Revenue & General Purpose Consented (GO-State)	0.32	03/01/2016	4,585,000	4,585,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
New York State Power Authority Revenue & General Purpose (GO-State)	0.32%	03/01/2020	$1,000,000	$1,000,000
New York Urban Development Corporation ROC-II-R-11710 (Miscellaneous Revenue)††	0.11	03/01/2028	5,000,000	5,000,000
PFOTER PT-4564 (Housing Revenue, FHLMC Insured)	0.18	02/01/2046	1,075,000	1,075,000

				166,305,000

North Carolina: 0.93%

Variable Rate Demand Notes§: 0.93%
North Carolina Capital Facilities Finance Agency Educational Guilford College Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.08	05/01/2024	3,405,000	3,405,000
North Carolina Capital Facilities Finance Agency Educational High Point University Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.08	05/01/2030	3,875,000	3,875,000
North Carolina HFA Homeownership ROC-RR-II-R-11858 (Housing Revenue)††	0.17	01/01/2033	3,965,000	3,965,000
North Carolina Port Authority Facilities Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.08	06/01/2036	3,500,000	3,500,000
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (IDR, Branch Banking & Trust LOC)	0.15	12/01/2026	3,350,000	3,350,000
Stanly County NC Industrial Facilities & PCFA Chicago Tube Company (IDR, JPMorgan Chase Bank LOC)	0.18	04/01/2018	5,880,000	5,880,000

				23,975,000

North Dakota: 1.46%

Other Municipal Debt: 0.14%
North Dakota Rural Water Finance Corporation Public Project Construction Notes A-4 (Water & Sewer Revenue)	1.50	09/01/2011	3,500,000	3,502,359

Variable Rate Demand Notes§: 1.32%
North Dakota State HFA Home Mortgage Program Series A (Housing Revenue, GO of Agency Insured)	0.11	07/01/2037	3,000,000	3,000,000
North Dakota State HFA Home Mortgage Financing (Housing Revenue)	0.10	01/01/2030	1,430,000	1,430,000
Richland County ND Recovery Zone (Miscellaneous Revenue, CoBank ACB LOC)	0.09	11/01/2028	2,315,000	2,315,000
Traill County ND IDR American Crystal Project (Resource Recovery Revenue, CoBank ACB LOC)	0.15	09/01/2017	27,330,000	27,330,000

				34,075,000

Ohio: 0.82%

Variable Rate Demand Notes§: 0.82%
Butler County OH Capital Funding CCAO Low Cost Capital Series 2005-A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.09	06/01/2035	2,440,000	2,440,000
Columbus OH Regional Airport Authority Ohio Municipal Pooled Financing Program Series 2004-A (Airport Revenue, U.S. Bank NA LOC)	0.09	01/01/2030	3,420,000	3,420,000
Franklin County OH Lifeline Shelter Systems Project (IDR, Bank One NA LOC)	0.33	10/01/2021	1,050,000	1,050,000
Hamilton County OH Health Care Life Enriching Community Project Series 2006-B (Health Revenue, PNC Bank NA LOC)	0.09	01/01/2037	960,000	960,000

20	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Madeira OH Economic Development Kroger Company Series 2004 (IDR, Bank of Nova Scotia LOC)	0.15%	11/01/2012	$2,050,000	$2,050,000
Montgomery County OH Cambridge Commons Apartments A (Housing Revenue, FHLB LOC)	0.20	04/01/2038	1,145,000	1,145,000
Pike County OH HCFR Traditions Health Care Obligation Group Series 2007 (Health Revenue, U.S. Bank NA LOC)	0.10	06/01/2033	2,100,000	2,100,000
Stark County OH Kroger Company Series 2004 (IDR, Bank of Nova Scotia LOC)	0.15	09/01/2012	3,100,000	3,100,000
Tuscarawas County OH Port Authority Plymouth Foam Incorporated Project Series 2008 (IDR, U.S. Bank NA LOC)	0.16	08/01/2038	4,890,000	4,890,000

				21,155,000

Oklahoma: 0.05%

Variable Rate Demand Note§: 0.05%
Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (IDR, Bank of America NA LOC)	0.42	03/01/2018	1,200,000	1,200,000

Oregon: 0.03%

Variable Rate Demand Note§: 0.03%
Oregon State Beef Northwest Feeders Incorporated Series 1999 (Miscellaneous Revenue, Northwest Farm Credit LOC)	0.23	01/01/2016	875,000	875,000

Other: 8.14%

Other Municipal Debt: 0.44%
FHLMC Multiclass Mortgage Certificates (Housing Revenue)§	0.18	08/15/2045	11,286,123	11,286,123

Variable Rate Demand Notes§: 7.70%
SunAmerica Trust Various States Class A Certificates Series 2 (Miscellaneous Revenue, FHLMC LOC, FHLMC Insured)	0.15	07/01/2041	30,700,000	30,700,000
Branch Banking & Trust Company Municipal Trust Series 5003 (Lease Revenue, RaboBank International LOC)††	0.32	05/01/2027	16,436,002	16,436,002
Clipper Tax-Exempt Certificate Trust Series 2009-4 (Miscellaneous Revenue)	0.23	10/01/2033	483,055	483,055
Clipper Tax-Exempt Certificate Trust Series 2009-10 (Miscellaneous Revenue)	0.23	12/01/2035	2,648,000	2,648,000
Clipper Tax-Exempt Certificate Trust Series 2009-26 (Miscellaneous Revenue)	0.23	07/01/2037	1,733,000	1,733,000
Clipper Tax-Exempt Certificate Trust Series 2007-19 (Miscellaneous Revenue)	0.23	09/01/2039	10,091,000	10,091,000
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue)	0.13	05/01/2017	28,601,000	28,601,000
FHLMC MFHR Series M019 (Housing Revenue, FHLMC Insured)	0.13	05/01/2017	18,862,000	18,862,000
FHLMC MFHR Series M021 (Housing Revenue, FHLMC Insured)	0.13	06/15/2036	33,555,000	33,555,000
PFOTER PPT 1005 Term A (Miscellaneous Revenue, FHLMC Insured)	0.18	05/15/2035	54,970,000	54,970,000

				198,079,057

Pennsylvania: 5.11%

Variable Rate Demand Notes§: 5.11%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center PUTTER MT-636 (Hospital Revenue)††	0.14	02/01/2031	2,770,000	2,770,000
Allegheny County PA Hospital Development Authority UPMC Senior Living Corporation (Hospital Revenue, FNMA Insured)	0.09	07/15/2028	1,000,000	1,000,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	21

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Allegheny County PA IDA United Jewish Federation Project Series A (Miscellaneous Revenue, PNC Bank NA LOC)	0.08%	10/01/2026	$1,403,000	$1,403,000
Beaver County PA IDA Daily Corporation Project (IDR)	0.24	09/01/2032	6,300,000	6,300,000
Berks County PA Municipal Authority Reading Hospital & Education Center Project Series 2009-A-1 (Hospital Revenue)††	0.09	02/01/2012	12,845,000	12,845,000
Butler County PA General Authority New Castle Area School District Project Series 2010 (GO-Local, PNC Bank NA LOC, GO of District Insured)	0.08	03/01/2030	2,315,000	2,315,000
Emmaus PA General Authority Subseries D27 (Miscellaneous Revenue, U.S. Bank NA LOC, State Aid Withholding Insured)	0.08	03/01/2024	1,500,000	1,500,000
Geisinger Authority PA Health System Series B (Health Revenue)	0.18	08/01/2022	700,000	700,000
Lancaster County PA Hospital Authority Health System Lancaster General Hospital (Hospital Revenue, Bank of America NA LOC)	0.25	07/01/2041	3,385,000	3,385,000
Lancaster PA IDA Purple Crow Partners LLC Project (IDR, U.S. Bank NA LOC)	0.12	09/01/2026	3,110,000	3,110,000
Lehigh County PA General Purpose Authority St. Lukes Hospital Bethlehem PFOTER (Hospital Revenue)	0.18	08/15/2042	2,500,000	2,500,000
Montgomery County PA Higher Education & Health Authority William Penn Charter School Series 2001 (Education Revenue, PNC Bank NA LOC)	0.08	09/15/2031	4,925,000	4,925,000
Montgomery County PA IDA New Regional Medical Center PFOTER (Hospital Revenue, FHA Insured)††	0.11	08/01/2038	14,000,000	14,000,000
Montgomery County PA IDR Series 3238 (Health Revenue, FHA Insured)††	0.11	08/01/2030	5,300,000	5,300,000
Montgomery County PA Lower Merion School District GO Series 2009-A (Tax Revenue, State Street Bank & Trust Company LOC, State Aid Withholding Insured)	0.06	04/01/2027	3,380,000	3,380,000
Moon PA IDA Community Facilities YMCA Greater Pittsburgh Project Series 2005 (Miscellaneous Revenue, PNC Bank NA LOC)	0.08	06/01/2025	1,405,000	1,405,000
Pennsylvania EDFA Series D7 (IDR, PNC Bank NA LOC)	0.12	08/01/2022	1,300,000	1,300,000
Pennsylvania HEFA Association of Independent Colleges & University of Pennsylvania Finance Program Keystone College Project Series 2002 (Education Revenue, PNC Bank NA LOC)	0.08	05/01/2027	1,600,000	1,600,000
Pennsylvania HEFA Association of Independent Colleges & University of Pennsylvania Finance Program University of Scranton Project Series 1999-E3 (Education Revenue, PNC Bank NA LOC)	0.08	11/01/2014	1,550,000	1,550,000
Pennsylvania HFA SFHR Series 3297 (Housing Revenue)††	0.23	10/01/2019	2,095,000	2,095,000
Pennsylvania HFA SFMR Series 74A (Housing Revenue, GO of Agency Insured)	0.05	10/01/2032	4,300,000	4,300,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2006-B (Lease Revenue, FSA State Aid Withholding Insured)††	0.22	06/01/2015	1,990,000	1,990,000
Pennsylvania State Public School Building Authority ROC-RR-II-R-11396 (Lease Revenue, FSA State Aid Withholding Insured)	0.19	12/01/2023	2,900,000	2,900,000
Pennsylvania State Turnpike Commission (Transportation Revenue, AGM Insured)††	0.20	07/15/2026	5,100,000	5,100,000
Pennsylvania State University Project Series B (Education Revenue)	0.30	06/01/2031	5,000,000	5,000,000
PFOTER MT 566 (Miscellaneous Revenue)	0.31	08/15/2042	15,415,000	15,415,000
Philadelphia PA School District GO Series 2007-A (GO-Local, Branch Banking & Trust LOC)	0.11	01/04/2029	8,790,000	8,790,000
Philadelphia PA School District GO Series F (GO-Local, Barclays Bank plc LOC, State Aid Withholding Insured)±	0.04	09/01/2030	1,000,000	1,000,000
Quakertown PA General Authority Pooled Financing Program Series A (Miscellaneous Revenue, PNC Bank NA LOC)	0.08	07/01/2026	5,555,000	5,555,000
Southeastern PA Transportation Authority (Tax Revenue, PNC Bank NA LOC)	0.17	03/01/2022	2,000,000	2,000,000
Washington County PA Hospital Authority Monongahela VY Hospital Project A (Hospital Revenue, PNC Bank NA LOC)	0.06	06/01/2041	2,540,000	2,540,000

22	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Washington County PA Hospital Authority Monongahela VY Hospital Project B (Hospital Revenue, PNC Bank NA LOC)	0.06%	06/01/2041	$3,390,000	$3,390,000

				131,363,000

Puerto Rico: 0.88%

Variable Rate Demand Notes§: 0.88%
JPMorgan Chase PUTTER Trust Series 3920 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)††	0.21	05/01/2013	15,000,000	15,000,000
Puerto Rico Sales Tax Finance Corporation Deutsche Bank Spears Trust Series DBE-627A (Tax Revenue, AMBAC Insured)	0.08	08/01/2050	800,000	800,000
Puerto Rico Sales Tax Corporate Financing ROC-RR-II-R-11779 (Tax Revenue)††	0.11	12/01/2047	3,300,000	3,300,000
Puerto Rico Sales Tax Corporate Financing ROC-RR-II-R-11761 (Tax Revenue)††	0.11	12/01/2047	1,600,000	1,600,000
Puerto Rico Sales Tax Corporate Financing ROC-RR-II-R-11778 (Tax Revenue)††	0.11	08/01/2047	2,000,000	2,000,000

				22,700,000

Rhode Island: 0.22%

Variable Rate Demand Note§: 0.22%
Rhode Island State Student Loan Series 3235 (Education Revenue, Guaranteed Student Loans Insured)††	0.23	12/01/2023	5,730,000	5,730,000

South Carolina: 0.56%

Variable Rate Demand Notes§: 0.56%
South Carolina Jobs Economic Development Authority (Utilities Revenue, Branch Banking & Trust LOC)	0.12	12/01/2038	4,600,000	4,600,000
South Carolina Educational Facilities Authority For Private Non-profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	0.10	08/01/2025	1,515,000	1,515,000
South Carolina Educational Facilities Authority Newbury College Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.08	06/01/2035	2,275,000	2,275,000
South Carolina Jobs EDA Blue Ridge Log Cabins LLC Series 2007 (IDR, Branch Banking & Trust LOC)	0.15	03/01/2032	6,110,000	6,110,000

				14,500,000

South Dakota: 0.19%

Variable Rate Demand Note§: 0.19%
South Dakota HDA Homeownership Mortgage Series 2009-A (Housing Revenue)	0.15	05/01/2039	4,840,000	4,840,000

Tennessee: 0.92%

Variable Rate Demand Notes§: 0.92%
Alcoa Maryville Blount County TN Industrial Development Board Series A (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.08	06/01/2036	2,080,000	2,080,000
Blount County TN Public Building Authority GO Series E-5-B (GO-Local, Branch Banking & Trust LOC)	0.08	06/01/2042	4,760,000	4,760,000
Franklin County TN Health & Educational Facilities Board University of the South Project Series 1994 (Education Revenue)	0.12	01/01/2013	2,900,000	2,900,000
Huntingdon TN Industrial Development Board Behlen Manufacturing Company Project (IDR, LaSalle Bank NA LOC)	0.20	05/01/2020	8,000,000	8,000,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	23

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Pulaski & Giles County TN Lomar Development Company Project (IDR, U.S. Bank NA LOC)	0.18%	01/01/2017	$1,445,000	$1,445,000
Springfield TN Industrial Development Board Kroger Company Series 2004 (IDR, Bank of Nova Scotia LOC)	0.15	02/01/2012	4,500,000	4,500,000

				23,685,000

Texas: 13.03%

Other Municipal Debt: 0.05%
Texas State TAN (Tax Revenue)	2.00	08/31/2011	1,420,000	1,421,918

Variable Rate Demand Notes§: 12.98%
Beaumont TX Independent School District Building GO Series 2008 (GO-Local, PSF Insured)	0.08	02/15/2033	6,680,000	6,680,000
Bexar County TX Housing Finance Corporation Multifamily Apartments Project Series A PFOTER (Miscellaneous Revenue)	0.18	05/01/2032	17,735,000	17,735,000
Brazos River TX Harbor Naval District Brazoria County BASF Corporation Project Series 2001 (Miscellaneous Revenue)	0.22	07/01/2022	4,900,000	4,900,000
Brazos River TX Harbor Naval District Brazoria County BASF Corporation Project Series 2001 (Miscellaneous Revenue)	0.25	05/01/2036	500,000	500,000
Collin County TX Housing Finance Corporation Huntington Apartments Project Series 1996 (Housing Revenue, Northern Trust Company LOC)	0.09	12/01/2015	12,305,000	12,305,000
Dallam County TX Industrial Development Corporation (Miscellaneous Revenue, Bank of the West LOC)	0.07	08/01/2035	5,000,000	5,000,000
Dallam County TX Industrial Development Corporation Economic Development Revenue Dallhart Jersey Ranch Incorporated Series 2008 (Miscellaneous Revenue)	0.18	08/01/2039	1,700,000	1,700,000
Dallam County TX Industrial Development Corporation Economic Development Revenue Hilmar Cheese Company Incorporated Project Series 2009 (Miscellaneous Revenue, Bank of the West LOC)	0.07	07/01/2032	12,250,000	12,250,000
Dallas TX Waterworks & Sewer Systems Series 2845 (Water & Sewer Revenue, AMBAC Insured)	0.14	10/01/2015	1,570,000	1,570,000
Del Valle TX GO Independent School District Building PUTTER Series 1946 (GO-Local, PSF Insured)	0.15	08/15/2014	2,965,000	2,965,000
First Rio Grande Regional Water Authority Economic Development Corporation Rio Grande Valley Sugar (Miscellaneous Revenue, CoBank ACB LOC)	0.08	03/01/2032	14,660,000	14,660,000
Fort Bend County TX GO PFOTER Series 1326 (GO-Local, FGIC Insured)	0.14	09/01/2012	2,730,000	2,730,000
Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park (Resource Recovery Revenue)	0.21	03/01/2023	7,500,000	7,500,000
Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project Series A (Resource Recovery Revenue)	0.24	03/01/2023	26,200,000	26,200,000
Houston TX Utilities Systems Authority Series 2010-B (Water & Sewer Revenue, Royal Bank of Canada LOC)††	0.08	05/15/2034	4,900,000	4,900,000
Lamar TX Independent School District Construction Refunding GO Series 2008 (GO-Local, PSF Insured)	0.08	02/15/2038	6,435,000	6,435,000
Lovejoy TX Independent School District Building GO Deutsche Bank Spears Trust Series 2008 (GO-Local, PSF Insured)	0.08	02/15/2038	3,270,000	3,270,000
Port Arthur Texas Navigation District Total Petrochemicals USA (IDR)	0.09	06/01/2041	5,000,000	5,000,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series A (Energy Revenue)	0.19	11/01/2040	1,700,000	1,700,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series C (Energy Revenue)	0.09	04/01/2027	1,000,000	1,000,000

24	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002-A (Resource Recovery Revenue)	0.13%	07/01/2029	$10,000,000	$10,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2006 (Resource Recovery Revenue)	0.13	01/01/2030	25,500,000	25,500,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2007 (Resource Recovery Revenue)	0.13	01/01/2032	13,300,000	13,300,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.13	04/01/2028	11,500,000	11,500,000
Rockwall TX Columbia Extrusion Corporation Project Series 1989 (IDR, Bank of America NA LOC)	0.12	07/01/2014	1,700,000	1,700,000
San Antonio TX Electric & Gas Deutsche Bank Spears Trust Series 2007 (Utilities Revenue)	0.08	02/01/2032	8,250,000	8,250,000
San Antonio TX Housing Finance Corporation PFOTER Rosemont at Pleasanton Apartments Project Series 2005 (Housing Revenue, FHLMC Insured)	0.18	07/01/2048	12,045,000	12,045,000
San Marcos TX Industrial Development Corporation Butler Manufacturing Company Project (IDR, Bank of America NA LOC)	0.32	04/01/2015	6,250,000	6,250,000
Spring TX Independent School District Refunding GO Deutsche Bank Spears Trust Series 2008-A (GO-Local, PSF Insured)	0.08	08/15/2033	3,785,000	3,785,000
Tarant County TX Housing Finance Corporation PFOTER Evergreen at Keller Apartments Project (Housing Revenue, FHLMC Insured)	0.18	02/01/2049	12,920,000	12,920,000
Texas Department of Housing Providence at Rush Creek II Apartments Series 2004 (Housing Revenue, FHLMC Insured)	0.18	01/01/2044	8,610,000	8,610,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue)	0.13	12/15/2026	71,130,000	71,130,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2849 (Utilities Revenue)	0.13	12/15/2026	9,842,105	9,842,105

				333,832,105

Utah: 0.19%

Variable Rate Demand Notes§: 0.19%
Juab County UT Intermountain Farmers Association Project (IDR, CoBank ACB LOC)	0.18	08/01/2012	500,000	500,000
Juab County UT Intermountain Farmers Association Project (IDR, CoBank ACB LOC)	0.18	10/01/2021	2,400,000	2,400,000
South Valley Sewer District UT ROC-RR-II-R-11919 (Water & Sewer Revenue, BHAC Insured)††	0.11	07/01/2016	2,080,000	2,080,000

				4,980,000

Vermont: 0.17%

Variable Rate Demand Notes§: 0.17%
Vermont Educational & Health Buildings Financing Agency Various Norwich University Project (Education Revenue, TD Bank NA LOC)	0.05	09/01/2038	3,250,000	3,250,000
Vermont Educational & Health Buildings North County Hospital Project A (Health Revenue, TD Bank NA LOC)	0.24	10/01/2034	1,125,000	1,125,000

				4,375,000

Virginia: 0.91%

Variable Rate Demand Notes§: 0.91%
Chesterfield County VA Health Center Community Residential Care Facilities Lucy Corr Village Series 2008-B (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.08	12/01/2012	105,000	105,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	25

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Henrico County VA EDA Residential Care Facilities Westminster-Cantebury Richmond Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.11%	10/01/2037	$2,680,000	$2,680,000
Norfolk VA Economic Development Authority Hospital Facilities Sentra Healthcare Series C (Hospital Revenue)	0.20	11/01/2034	9,250,000	9,250,000
Salem VA IDA MFHR Oak Park Apartments Project Series 2008 (Housing Revenue, FNMA Insured)	0.10	08/15/2043	2,745,000	2,745,000
Virginia Commonwealth University Health System Authority Series B (Hospital Revenue, Branch Banking & Trust LOC)	0.27	07/01/2037	7,310,000	7,310,000
Virginia Small Business Financing Authority (IDR, Branch Banking & Trust LOC)	0.15	07/01/2024	1,290,000	1,290,000

				23,380,000

Washington: 1.95%

Variable Rate Demand Notes§: 1.95%
King County WA Housing Authority Summerfield Apartments Project for YWCA of Seattle-King County Series 2005 (Housing Revenue, U.S. Bank NA LOC)	0.15	09/01/2035	1,675,000	1,675,000
King County WA Sewer Series 3090 (Water & Sewer Revenue, FSA Insured)††	0.08	01/01/2039	1,100,000	1,100,000
Seattle WA Water & Sewer Systems Eclipse Funding Trust Series 2006-0002 (Water & Sewer Revenue, U.S. Bank NA LOC)	0.07	09/01/2029	6,670,000	6,682,861
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (Miscellaneous Revenue, Northwest Farm Credit LOC)	0.23	09/01/2021	3,300,000	3,300,000
Washington GO Austin Trust Variable Certificate Series 2007-A (GO-State, FSA Insured)††	0.11	07/01/2014	4,640,000	4,640,000
Washington GO PUTTER Series 2640 (GO-State)	0.12	01/01/2016	9,995,000	9,995,000
Washington GO Series 2005-C (GO-State)	0.08	06/01/2027	6,655,000	6,655,000
Washington Housing Finance Commission Gonzaga Preparatory School (Education Revenue, Bank of America NA LOC)	0.14	09/01/2033	1,655,000	1,655,000
Washington Housing Finance Commission Nonprofit Tacoma Art Museum Project (Miscellaneous Revenue, Northern Trust Company LOC)	0.09	06/01/2032	5,775,000	5,775,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured)	0.11	05/15/2035	1,590,000	1,590,000
Yakima County WA Public Corporation Macro Plastics Incorporated Project Series 1996 (IDR, Bank of the West LOC)	0.25	12/01/2026	2,880,000	2,880,000
Yakima County WA Public Corporation Revenue Valley Processing Project Bank of America (IDR, Bank of America NA LOC)	0.42	02/01/2015	1,700,000	1,700,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.23	08/01/2026	2,500,000	2,500,000

				50,147,861

West Virginia: 0.75%

Variable Rate Demand Notes§: 0.75%
Kanawha County WV Kroger Company Series 2004-A (IDR, Bank of Nova Scotia LOC)	0.15	02/01/2012	4,500,000	4,500,000
Kanawha County WV Kroger Company Series 2004-B (IDR, U.S. Bank NA LOC)	0.15	04/01/2013	6,850,000	6,850,000
Marmet WV Commercial Development Kroger Company Series 2004 (IDR, Bank of Nova Scotia LOC)	0.15	11/01/2012	3,100,000	3,100,000
West Virginia EDA Solid Waste Disposal Appalachian Power Company (Resource Recovery Revenue, Mizuho Corporate Bank LOC)	0.11	02/01/2036	3,000,000	3,000,000
West Virginia EDA Coastal Lumber Products Project Series A (IDR, Branch Banking & Trust LOC)	0.25	09/01/2015	1,160,000	1,160,000

26	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
West Virginia EDA Coastal Lumber Products Project Series B (IDR, Branch Banking & Trust LOC)	0.25%	09/01/2015	$700,000	$700,000

				19,310,000

Wisconsin: 3.19%

Other Municipal Debt: 0.47%
Wisconsin State HEFA (Hospital Revenue, PNC Bank NA LOC)	0.42	09/01/2011	6,000,000	6,000,000
Wisconsin State HEFA (Hospital Revenue, State Street Bank & Trust Company LOC)	0.42	09/01/2011	6,000,000	6,000,000

				12,000,000

Variable Rate Demand Notes§: 2.72%
Appleton WI Recovery Zone Facilities Foremost Farms USA (Miscellaneous Revenue, CoBank ACB LOC)	0.08	05/01/2037	26,000,000	26,000,000
Belgium WI Trimen Industries Incorporated Project Series 2006 (IDR, U.S. Bank NA LOC)	0.21	02/01/2026	3,610,000	3,610,000
Hull WI Welcome Dairy Incorporated Project Series 2010-A (IDR, Associated Bank NA LOC)	0.15	01/01/2027	740,000	740,000
Hull WI Welcome Dairy Incorporated Project Series 2010-B (IDR, Associated Bank NA LOC)	0.11	01/01/2027	3,435,000	3,435,000
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	0.37	11/01/2020	1,435,000	1,435,000
Newton WI Stecker Machine Company Incorporated Project Series 2001 (IDR, FHLB LOC)	0.17	09/01/2021	2,090,000	2,090,000
Oneida Tribe Of Indians of Wisconsin (Health Revenue, Bank of America NA LOC)	0.18	07/01/2016	6,380,000	6,380,000
Sheboygan WI Alaark Manufacturing Corporation Project Series 2000 (IDR, U.S. Bank NA LOC)	0.17	12/01/2021	1,615,000	1,615,000
Sheboygan WI Vortex Liquid Color Project (IDR, Bank First National LOC)	0.13	11/01/2020	1,340,000	1,340,000
Two Rivers WI Riverside Foods Incorporated Project (IDR, Bank First National LOC)	0.14	12/01/2022	2,100,000	2,100,000
Wisconsin HEFA St. Camillus Health Center Project Series 2005 (Health Revenue, U.S. Bank NA LOC)	0.08	02/01/2035	2,275,000	2,275,000
Wisconsin Housing & EDFA Series 2879 (Housing Revenue, GO of Authority Insured)	0.25	03/01/2015	2,070,000	2,070,000
Wisconsin Housing & EDFA Zero Zone Incorporated Project Series 1999 (IDR, U.S. Bank NA LOC)	0.24	08/01/2019	3,420,000	3,420,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC-CR AMBAC Insured)	0.16	07/01/2013	10,290,000	10,290,000
Wisconsin State HEFA Aurora Health Care Series A (Hospital Revenue, Bank of Montreal LOC)	0.24	04/01/2028	3,300,000	3,300,000

				70,100,000

Wyoming: 0.15%

Variable Rate Demand Note§: 0.15%
Wyoming Student Loan Corporation (Education Revenue, Royal Bank of Canada LOC)	0.08	12/01/2043	3,850,000	3,850,000

Total Investments in Securities
(Cost $2,348,282,451)*	91.30%	2,348,282,451
Other Assets and Liabilities, Net	8.70	223,832,336

Total Net Assets	100.00%	$2,572,114,787

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	27

§	These securities are subject to a demand feature which reduces the effective maturity.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(q)	Credit enhancement is provided by an affiliate.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Municipal Money Market Fund	Statement of Assets and Liabilities—July 31, 2011 (Unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$2,348,282,451
Cash	133,636,004
Receivable for investments sold	88,747,448
Receivable for Fund shares sold	1,198,491
Receivable for interest	1,545,056
Receivable from adviser	1,605,594
Prepaid expenses and other assets	379,457

Total assets	2,575,394,501

Liabilities
Dividends payable	3,614
Payable for Fund shares redeemed	443,147
Distribution fees payable	687,358
Due to other related parties	551,648
Trustees’ fees and expenses payable	200,918
Shareholder reporting expense	135,584
Shareholder servicing fees payable	577,861
Accrued expenses and other liabilities	679,584

Total liabilities	3,279,714

Total net assets	$2,572,114,787

NET ASSETS CONSIST OF
Paid-in capital	$2,572,135,896
Overdistributed net investment income	(123,932)
Accumulated net realized gains on investments	102,823

Total net assets	$2,572,114,787

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$114,831,940
Shares outstanding – Class A	114,834,030
Net asset value per share – Class A	$1.00
Net assets – Institutional Class	$52,998,068
Shares outstanding – Institutional Class	53,000,063
Net asset value per share – Institutional Class	$1.00
Net assets – Investor Class	$190,364,500
Shares outstanding – Investor Class	190,366,868
Net asset value per share – Investor Class	$1.00
Net assets – Service Class	$108,548,455
Shares outstanding – Service Class	108,550,260
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$2,105,371,824
Shares outstanding – Sweep Class	2,105,415,049
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended July 31, 2011 (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	29

Investment income
Interest	$4,394,446

Expenses
Advisory fee	4,842,120
Administration fees
Fund level	857,845
Class A	130,021
Institutional Class	27,523
Investor Class	247,666
Service Class	62,819
Sweep Class	3,235,712
Shareholder servicing fees
Class A	146,207
Investor Class	246,704
Service Class	130,151
Sweep Class	3,676,946
Distribution fees
Sweep Class	5,147,724
Custody and accounting fees	96,461
Professional fees	21,970
Registration fees	5,000
Shareholder report expenses	77,862
Trustees’ fees and expenses	49,018
Other fees and expenses	134,706

Total expenses	19,136,455
Less: Fee waivers and/or expense reimbursements	(14,936,673)

Net expenses	4,199,782

Net investment income	194,664
Net realized gains on investments	69,297

Net increase in net assets resulting from operations	$263,961

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Municipal Money Market Fund	Statements of Changes in Net Assets

	Six Months Ended July 31, 2011 (Unaudited)		Year Ended January 31, 2011[1]

Operations
Net investment income		$194,664			$323,526
Net realized gains on investments		69,297			193,881

Net increase in net assets resulting from operations		263,961			517,407

Distributions to shareholders from
Net investment income
Class A		(5,910)			(12,772)
Institutional Class		(26,530)			(113,677)[2]
Investor Class		(9,907)			(10,247)[2]
Service Class		(5,236)			(14,309)[3]
Sweep Class		(147,081)			(356,908)[4]
Net realized gains
Class A		0			(2,337)
Institutional Class		0			(1,998)[2]
Investor Class		0			(3,868)[2]
Service Class		0			(2,281)[3]
Sweep Class		0			(60,742)[4]

Total distributions to shareholders		(194,664)			(579,139)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	155,615,075	155,615,075	338,694,969		338,694,969
Institutional Class	61,039,661	61,039,661	435,018,169	[2]	435,018,169 [2]
Investor Class	30,248,360	30,248,360	45,678,331	[2]	45,678,331 [2]
Service Class	85,785,342	85,785,342	91,720,582	[3]	91,720,582 [3]
Sweep Class	4,256,399,195	4,256,399,195	12,432,288,193	[4]	12,432,288,193 [4]

		4,589,087,633			13,343,400,244

Reinvestment of distributions
Class A	5,504	5,504	16,511		16,511
Institutional Class	26,493	26,493	120,970	[2]	120,970 [2]
Investor Class	9,334	9,334	15,747	[2]	15,747 [2]
Service Class	2,390	2,390	8,208	[3]	8,208 [3]
Sweep Class	147,081	147,081	416,642	[4]	416,642 [4]

		190,802			578,078

Payment for shares redeemed
Class A	(171,330,076)	(171,330,076)	(357,429,599)		(357,429,599)
Institutional Class	(114,255,605)	(114,255,605)	(448,541,602)[2]		(448,541,602)[2]
Investor Class	(48,937,986)	(48,937,986)	(62,794,956)[2]		(62,794,956)[2]
Service Class	(73,581,856)	(73,581,856)	(149,853,701)[3]		(149,853,701)[3]
Sweep Class	(5,384,765,600)	(5,384,765,600)	(12,726,232,651)[4]		(12,726,232,651)[4]

		(5,792,871,123)			(13,744,852,509)

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became the accounting and performance survivor in this transaction. The information for the period prior to July 12, 2010 is that of Evergreen Municipal Money Market Fund.

2.	Class commenced operations on July 9, 2010.

3.	Class I shares of Evergreen Municipal Money Market Fund became Service Class shares on July 12, 2010.

4.	Class S shares of Evergreen Municipal Money Market Fund became Sweep Class shares on July 12, 2010.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Municipal Money Market Fund	31

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]

Capital share transactions (continued)
Net asset value of shares issued in acquisition
Class A	$0	$100,000
Institutional Class	0	119,591,229
Investor Class	0	226,146,551
Service Class	0	100,000
Sweep Class	0	100,000

	0	346,037,780

Net decrease in net assets resulting from capital share transactions	(1,203,592,688)	(54,836,407)

Total decrease in net assets	(1,203,523,391)	(54,898,139)

Net assets
Beginning of period	3,775,638,178	3,830,536,317

End of period	$2,572,114,787	$3,775,638,178

Overdistributed net investment income	$(123,932)	$(123,932)

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Municipal Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31,
Class A		2011[1]	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.03	0.03
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.03	0.03
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.03)	(0.03)
Net realized gains	0.00	(0.00)[2]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.08%	1.63%	2.97%	2.80%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.84%	0.86%	0.84%	0.85%	0.86%
Net expenses	0.24%	0.35%	0.61%	0.81%	0.82%	0.83%
Net investment income	0.01%	0.01%	0.09%	1.58%	2.92%	2.75%
Supplemental data
Net assets, end of period (000’s omitted)	$114,832	$130,539	$149,162	$329,511	$391,651	$401,369

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Municipal Money Market Fund.

2.	Amount is less than $0.005.

3.	Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Municipal Money Market Fund	33

(For a share outstanding throughout each period)

Institutional Class	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.03%	0.09%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.45%
Net expenses	0.19%	0.20%
Net investment income	0.08%	0.16%
Supplemental data
Net assets, end of period (000’s omitted)	$52,998	$106,186

1.	For the period from July 9, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Municipal Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

Investor Class	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.00%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.89%
Net expenses	0.24%	0.35%
Net investment income	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$190,365	$209,041

1.	For the period from July 9, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Municipal Money Market Fund	35

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31,
Service Class		2011[1]	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.03	0.03
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.03	0.03
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.03)	(0.03)
Net realized gains	0.00	(0.00)[2]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.20%	1.94%	3.28%	3.11%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.64%	0.56%	0.54%	0.55%	0.56%
Net expenses	0.24%	0.35%	0.46%	0.51%	0.52%	0.53%
Net investment income	0.01%	0.01%	0.23%	1.88%	3.22%	3.06%
Supplemental data
Net assets, end of period (000’s omitted)	$108,548	$96,341	$154,410	$265,743	$363,542	$375,326

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Municipal Money Market Fund.

2.	Amount is less than $0.005.

3.	Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Municipal Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31,
Sweep Class		2011[1]	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.03	0.02
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.03	0.02
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.03)	(0.02)
Net realized gains	0.00	(0.00)[2]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.03)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.03%	1.34%	2.67%	2.50%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.17%	1.15%	1.15%	1.15%	1.16%
Net expenses	0.25%	0.35%	0.63%	1.11%	1.12%	1.13%
Net investment income	0.01%	0.01%	0.03%	1.29%	2.50%	2.46%
Supplemental data
Net assets, end of period (000’s omitted)	$2,105,372	$3,233,532	$3,527,022	$2,485,601	$1,731,950	$337,019

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class S of Evergreen Municipal Money Market Fund.

2.	Amount is less than $0.005.

3.	Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	37

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Municipal Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share

38	Wells Fargo Advantage Municipal Money Market Fund	Notes to Financial Statements (Unaudited)

dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Fund’s Portfolio of Investments.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. For the six months ended July 31, 2011, the advisory fee was equivalent to an annual rate of 0.28% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Sweep Class	0.22%
Institutional Class	0.08
Investor Class	0.25
Service Class	0.12

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	39

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Investor Class, Service Class and Sweep Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. ACQUISITION

After the close of business on July 9, 2010, the Fund, which is the legal survivor, acquired the net assets of Evergreen Municipal Money Market Fund, the accounting and performance survivor. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen Municipal Money Market Fund. Shareholders holding Class A, Class S and Class I shares of Evergreen Municipal Money Market Fund received Class A, Sweep Class and Service Class, respectively, of the Fund in the reorganization. The exchange ratio and number of shares issued to the Evergreen Municipal Money Market Fund were as follows:

Acquired Fund	Exchange Ratio	Number of Shares Issued
Evergreen Municipal Money Market Fund	1.00	133,242,290	Class A
	1.00	3,408,031,308	Sweep Class
	1.00	128,556,109	Service Class

The investment portfolio of the Fund with a fair value of $345,316,204 and amortized cost of $345,316,204 at July 9, 2010 were the principal assets acquired by the accounting and performance survivor. The shares and net assets of the Fund immediately prior to the acquisition were 346,040,015 shares and $346,037,780. The aggregate net assets of Evergreen Municipal Money Market Fund immediately prior to the acquisition were $3,669,614,294. The aggregate net assets of the Fund immediately after the acquisition were $4,015,652,074. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Fund was carried forward to align ongoing reporting the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed February 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended January 31, 2011 would have been:

Net investment income	$535,222
Net realized gains on investments	$191,695
Net increase in net assets resulting from operations	$726,917

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

40	Wells Fargo Advantage Municipal Money Market Fund	Notes to Financial Statements (Unaudited)

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of July 31, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

Other Information (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	41

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site

(www.wellsfargo.com/advantagefunds) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

42	Wells Fargo Advantage Municipal Money Market Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	43

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

44	Wells Fargo Advantage Municipal Money Market Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

California Municipal Money Market Fund, Municipal Cash Management Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund

(Not all of the funds described in this Board considerations section are part of this shareholder report. This shareholder report only relates to Municipal Money Market Fund.)

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the California Municipal Money Market Fund, Municipal Cash Management Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund (collectively, the “Funds”); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for each of the Funds. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to each Fund specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for each of the Funds as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for each of the Funds was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors,

Other Information (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	45

together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by Funds Management and Wells Capital Management.

Fund performance and expenses

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that were determined by Lipper Inc. (“Lipper”) to be similar to the Funds, and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of each of the Funds was generally higher than or in range of the median performance of the Universe for the periods under review.

The Board received and considered information regarding each Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to each Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in a Fund’s Expense Group. The Board noted that the net operating expense ratios of the Service Class, Administrator Class and Institutional Class of each of the Funds were in range of each Fund’s respective Expense Group’s median net operating expense ratio. The Board also noted that the net operating expense ratios of the Class A and Sweep Class of each of the Funds were higher than each Fund’s respective Expense Group’s median net operating expense ratio and that the net operating expense ratio of the Municipal Money Market Fund (Investor Class) was not appreciably higher than the Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Funds’ administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rates”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”).

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in each Fund’s Expense Group median. The Board noted that the Advisory Agreement Rates for each of the Funds were in range of the median rate of each Fund’s Expense Group, except for the Municipal Money Market Fund and the New York Municipal Money Market Fund (Sweep Class). The Board noted that the Net Advisory Rates for the Service Class, Administrator Class and the Institutional Class of each of the Funds were lower than or in range of the median rate of each Fund’s Expense Group. The Board noted that the Net Advisory Rate for the Investor Class, Class A and Sweep Class of each of the Funds was not appreciably higher than the median rate for the Fund’s Expense, except for the Sweep Class of the Municipal Money Market Fund, New Jersey Municipal Money Market Fund and the New York Municipal Money Market Fund. The Board further noted that Funds Management had agreed to continue and, in certain instances, reduce contractual fee cap arrangements for the Funds designed to lower the Funds’ expenses.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

46	Wells Fargo Advantage Municipal Money Market Fund	Other Information (Unaudited)

In each case, the Board determined that the Advisory Agreement Rates for the Funds, both with and without administration fee rates and before and after waivers, were acceptable in light of the Funds’ Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of each Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Funds to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to any of the Funds, individually or in the aggregate, was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in each Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rates of the Funds (as a percentage of Fund assets) as the Funds grow in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Funds. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Funds and receives certain compensation for those services. The Board noted that the Funds pay sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Funds’ shares, including the multiple channels through which the Funds’ shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Other Information (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	47

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

48	Wells Fargo Advantage Municipal Money Market Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
RIB	— Residual Interest Bond
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.

204804 09-11 SA308/SAR308 7-11

Wells Fargo Advantage

National Tax-Free Money Market Fund

Semi-Annual Report

July 31, 2011

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The views expressed and any forward-looking statements are as of July 31, 2011, unless otherwise noted and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $221 billion in assets under management, as of July 31, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage National Tax-Free Money Market Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

Dear Valued Shareholder,

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage National Tax-Free Money Market Fund for the six-month period that ended July 31, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We believe this change will give you more convenient access to your fund data.

The period began modestly as improving economic optimism generally shifted investors toward equities and riskier assets and away from U.S. Treasuries and lower-yielding fixed-income securities. Returns from fixed income were modest in the opening months of 2011 but were generally still positive as U.S. Treasury yields incrementally climbed higher. But after the slow start, bond prices once again strongly improved, sparked by a sharp decline in U.S. Treasury prices in April that carried into May. Late in the period, lower-rated bonds declined in price more than the higher credit-quality tiers but not enough to outweigh the stronger performance from lower-rated securities during the period. Lower-quality and longer-maturity fixed-income securities generally outperformed higher-quality and shorter-maturity securities over the full period.

The activity within the broader bond market also resonated with money market participants. As the economic and credit environment reverberated from the ongoing sovereign debt concerns and softening economic data, many participants continued to balance a need for stability and desire for higher yields. The result has been good demand for domestic commercial paper and certificate of deposits. Also, in spite of all the discussion about sovereign debt, many money market participants continue to maintain some exposures to foreign banks based on the quality of their fundamentals. By focusing more on the fundamentals and taking a more selective approach to the short-term security market helped the markets avoid the severe yield volatility or significant flight-to-quality experienced during the spring of 2010, when the Greek sovereign debt crisis first emerged.

The global economic “recovery” hit a snag, but the end of 2011 could regain momentum.

The U.S. economic recovery that began in mid-2009 and gained further momentum throughout 2010, particularly during the fourth quarter, has failed to maintain that level of growth through the first seven months of 2011. For example, gross domestic product (GDP), the broadest measure of economic activity, grew at an annualized rate of 3.1% in the fourth quarter of 2010, only to slow dramatically during the first quarter of 2011. The latest revision to first-quarter GDP data during the period indicated that the economy grew at an annualized rate of 0.4% during the first quarter of 2011. While still positive, it’s a much slower pace of growth than experienced in the second half of 2010 and notably lower than consensus forecasts. Nevertheless, the advance estimate of second-quarter 2011 GDP, which was released on July 29, 2011, was 1.3%, suggesting that the U.S. economy continues to expand, though at a slow and uneven pace.

Jobs and housing remained troublesome.

The July 2011 unemployment rate in the U.S. was reported at 9.1%, down from 9.5% a year earlier but still notably higher than historical averages. Unfortunately,

Letter to Shareholders	Wells Fargo Advantage National Tax-Free Money Market Fund	3

the drop may be more attributable to a decline in the labor force than to a meaningful uptick in hiring. The level of job creation in 2011 has been trending below historical averages, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite some tentative late-year signs of stabilization. That said, persistent weakness in the labor and housing markets bears close watching in the months ahead.

Other economic data in the U.S. has been more encouraging, reflecting greater confidence in the sustainability of the expansion on the part of both consumers and businesses. Retail sales came in strong at certain points during the period and industrial production and new orders have picked up. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and information technology. Core inflation, which excludes volatile food and energy prices, remained benign.

The Federal Reserve believes the economic recovery will accelerate in future quarters.

With inflation subdued, the Federal Open Market Committee (FOMC) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0.00% to 0.25%. On June 22, 2011, in its final statement of the six-month period, the Fed reiterated that the economic recovery “is proceeding at a moderate pace,” but that “recent labor market indicators have been weaker than anticipated.” It described the recent increase in inflation as temporary, suggesting that inflation pressures will ease going forward. While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

As recent headwinds subside, it is reasonable to expect markets to regain focus.

Now that it appears the debt ceiling has been increased and a U.S. default will be averted, money market participants and the broader bond market can get back to more fundamental and lasting concerns-chiefly, the economy. After avoiding short-term Treasuries in late July 2011, ahead of pending U.S. debt ceiling deadline, money market participants have returned to the U.S. short-term markets1. Economic indicators released in the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory. Most indicators still point toward real GDP growth in the 2% to 3% range in the second half of 2011. While that is not enough to produce big employment gains, it might be sufficient to cause Treasury yields to retrace some of the late-July declines.

Don’t let short-term uncertainty derail long-term investment goals.

While periods of uncertainty can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, Wells Fargo Advantage Funds represents investments across a broad range of asset

1.	Comments expressed that do not fall within the reporting period are as of August 2, 2011.

Economic indicators released in the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory.

4	Wells Fargo Advantage National Tax-Free Money Market Fund	Letter to Shareholders

classes and investment styles with more than 110 mutual funds, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk.

In our opinion, diligent and earnest assessment of the fundamental characteristics of money market eligible securities will be a key differentiating factor between which investment strategies meet client expectations and which do not. At Wells Fargo Advantage Funds, we intend to continue the emphasis of principal preservation and high liquidity across our lineup of Wells Fargo Advantage Money Market Funds. In changing markets, we believe it is particularly important to have diligent investment analysts in charge of investor assets.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Performance Highlights (Unaudited)

Wells Fargo Advantage National Tax-Free Money Market Fund

5

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

James Randazzo

FUND INCEPTION

January 7, 1988

  SECTOR
DISTRIBUTION[1]   (AS OF JULY 31,
2011)

  EFFECTIVE MATURITY
DISTRIBUTION[1]   (AS OF JULY 31,
2011)

WEIGHTED AVERAGE MATURITY[2] (AS OF JULY 31,
2011)

11 Days

WEIGHTED AVERAGE FINAL MATURITY[3] (AS OF JULY 31,
2011)

11 Days

1.
Sector distribution and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.
Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.
Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the Fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

6

Wells Fargo Advantage National Tax-Free Money Market Fund

Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JULY 31, 2011)

Expense Ratios[5]

Inception Date

6 Months*

1 Year

5 Year

10 Year

Gross

Net[6]

Class A (NWMXX)

07/28/2003

0.00

0.01

1.20

1.21

0.64%

0.64%

Administrator Class (WNTXX)

04/11/2005

0.01

0.02

1.41

1.44

0.37%

0.30%

Institutional Class (WFNXX)

11/08/1999

0.03

0.09

1.50

1.57

0.25%

0.20%

Service Class (MMIXX)

08/03/1993

0.00

0.01

1.31

1.37

0.54%

0.45%

Sweep Class

06/30/2010

0.00

0.01

1.20

1.25

0.99%

0.99%

*
Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[6] (AS OF JULY 31, 2011)

Class A

Administrator Class

Institutional Class

Service Class

Sweep Class

7-Day Current Yield

0.01%

0.01%

0.01%

0.01%

0.01%

7-Day Compound Yield

0.01%

0.01%

0.01%

0.01%

0.01%

30-Day Simple Yield

0.01%

0.01%

0.01%

0.01%

0.01%

30-Day Compound Yield

0.01%

0.01%

0.01%

0.01%

0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.

An investment in a money market fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

4.
Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Class A shares, and has not been adjusted to include the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for Class A shares prior to their inception reflects the performance of the Service Class shares, and is adjusted to reflect the higher expenses applicable to Class A shares.

5.
Reflects the expense ratios as stated in the most recent prospectuses.

6.
The Adviser has committed through May 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating
Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.30% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class and 1.05% for Sweep Class. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.52)%, (0.25)%, (0.13)%, (0.42)% and (0.87)% for Class A, Administrator Class, Institutional Class, Service Class and Sweep Class,
respectively.

Fund Expenses

Wells Fargo Advantage National Tax-Free Money Market Fund

7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (if any) and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an
investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2011 to July 31, 2011.

Actual Expenses

The “Actual” line of the table below provides
information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as any contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 02-01-2011

Ending Account Value 07-31-2011

Expenses Paid During the Period¹

Net Annual Expense Ratio

Class A

Actual

$
1,000.00

$
1,000.05

$
1.09

0.22
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.70

$
1.10

0.22
%

Administrator Class

Actual

$
1,000.00

$
1,000.05

$
1.09

0.22
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.70

$
1.10

0.22
%

Institutional Class

Actual

$
1,000.00

$
1,000.27

$
0.84

0.17
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.95

$
0.85

0.17
%

Service Class

Actual

$
1,000.00

$
1,000.05

$
1.09

0.22
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.70

$
1.10

0.22
%

Sweep Class

Actual

$
1,000.00

$
1,000.05

$
0.64

0.13
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,024.15

$
0.65

0.13
%

1.
Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8

Wells Fargo Advantage National Tax-Free Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Municipal Bonds and Notes: 91.80%

Alabama: 3.69%

Variable Rate Demand Notes§: 3.69%

Homewood AL Educational Building Authority (Education Revenue, Branch Banking & Trust LOC)

0.08
%

12/01/2043

$
10,000,000

$
10,000,000

Lower Alabama Gas District Supply Revenue Series A (Utilities Revenue, Societe Generale LOC)

0.13

11/01/2027

55,000,000

55,000,000

Mobile AL Downtown RDA Gulf Opportunity Zone Austal USA LLC Project Series A (IDR, National Australia Bank LOC)

0.07

05/01/2041

12,200,000

12,200,000

Mobile AL Downtown RDA Gulf Opportunity Zone Austal USA LLC Project Series B (IDR)

0.07

05/01/2041

12,000,000

12,000,000

Mobile AL Industrial Development Board Alabama Power Company Project Series C (Utilities Revenue)

0.05

08/01/2017

12,000,000

12,000,000

Mobile AL Infirmary Health System Special Care Facilities Series A (Hospital Revenue, Bank of Nova Scotia LOC)

0.07

02/01/2040

6,300,000

6,300,000

Mobile County AL IDA Series B (Energy Revenue, Svenska HandelsBanken LOC)

0.07

07/01/2040

22,500,000

22,500,000

Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue)

0.24

08/01/2027

30,463,000

30,463,000

  Tuscaloosa County AL IDA Tax Exempt Gulf Opportunity Zone Hunt Refining Project Series 2008-C (Energy Revenue, JPMorgan Chase Bank
LOC)

0.08

12/01/2027

10,000,000

10,000,000

170,463,000

Alaska: 0.84%

Variable Rate Demand Notes§: 0.84%

Alaska Housing Finance Corporation Series 2006-0022 (Housing Revenue, U.S. Bank NA LOC)

0.07

12/01/2030

14,825,000

14,825,000

Alaska State Housing Finance Corporation PUTTER Series DB-507 (Housing Revenue, FGIC GO of Corporation Insured)

0.08

12/01/2034

8,455,000

8,455,000

Alaska State Housing Finance Corporation PUTTER Series DB-532 (Housing Revenue, NATL-RE GO of Corporation Insured)

0.08

12/01/2041

15,625,000

15,625,000

38,905,000

Arizona: 1.09%

Variable Rate Demand Notes§: 1.09%

Maricopa County AZ IDA Gran Victoria Housing LLC Project A (Housing Revenue, FNMA Insured)

0.08

04/15/2030

10,400,000

10,400,000

Mesa AZ Utility System PUTTER (Utilities Revenue, State Street Bank LOC)

0.08

07/01/2024

35,055,000

35,055,000

Pima County AZ IDA Charter School Delaware Military Academy Project Series 2008 (Education Revenue, PNC Bank NA LOC)

0.14

09/01/2038

4,900,000

4,900,000

50,355,000

California: 4.17%

Other Municipal Debt: 0.29%

San Diego County CA School District TRAN Series B-1 (Tax Revenue, GO of Participants Insured)

2.00

01/31/2012

3,500,000

3,526,637

San Joaquin County CA COP Series A (Miscellaneous Revenue)

0.09

08/09/2011

10,000,000

10,000,000

13,526,637

Portfolio of Investments—July 31, 2011 (Unaudited)

Wells Fargo Advantage National Tax-Free Money Market Fund

9

Security Name

Interest Rate

Maturity Date

Principal

Value

Variable Rate Demand Notes§: 3.88%

  California Infrastructure & Economic Development Bank Pacific Gas & Electric Series C (Electric Utilities, Sumitomo Mitsui Banking
LOC)

0.23
%

12/01/2016

$
8,400,000

$
8,400,000

California Infrastructure & Economic Development Bank ROC RR II R-11527 (Transportation Revenue, AMBAC Insured)

0.11

07/01/2030

3,145,000

3,145,000

California PCFA Hilmar Cheese Company Project Series 20 (Miscellaneous Revenue, Bank of the West LOC)

0.07

11/01/2034

9,695,000

9,695,000

California State Series A3 (GO-State, Bank of Montreal LOC)

0.21

05/01/2033

1,550,000

1,550,000

California Statewide CDA Gas Supply (Energy Revenue, Royal Bank of Canada SPA)

0.07

11/01/2040

100,000

100,000

Campton CA USD 2002 Election Series D PUTTER DB-362 (GO-Local, AMBAC Insured)

0.08

06/01/2022

18,020,000

18,020,000

Deutsche Bank Spears Lifers Trust Series 445 (GO-Local, FSA Insured)

0.08

08/01/2032

11,570,000

11,570,000

Deutsche Bank Spears Lifers Trust Series DB-477 (GO-Local, FSA FGIC AMBAC Insured)

0.08

12/01/2024

10,000,000

10,000,000

Deutsche Bank Spears Lifers Trust Series DBE-247 (Tax Revenue, FGIC Insured)

0.08

12/01/2030

26,355,000

26,355,000

Golden State CA Tobacco Securitization Corporation Tobacco Settlement ROC RR II R-11442 (Tobacco Revenue, AGC-ICC Insured)

0.28

06/01/2035

3,055,000

3,055,000

JP Morgan Chase PUTTER/DRIVER Trust Series 3931 (Tax Revenue)

0.21

08/12/2012

6,250,000

6,250,000

JPMorgan Chase PUTTER Series 3934 (Miscellaneous Revenue)††

0.20

08/07/2012

15,000,000

15,000,000

Kings County CA Housing Authority Edgewater Apartments Series A (Housing Revenue, FNMA Insured)

0.08

02/15/2031

7,310,000

7,310,000

Metropolitan Water District Southern California Series A-1 (Water & Sewer Revenue)

0.10

07/01/2036

6,500,000

6,500,000

Orange County CA Apartment Development Revenue Series D Harbor Point Project (Housing Revenue, FHLMC Insured)

0.16

12/01/2022

4,000,000

4,000,000

Sacramento County CA River Pointe Housing Authority Apartments Series B (Housing Revenue, FNMA LOC, FNMA Insured)

0.10

08/15/2027

10,000,000

10,000,000

San Francisco CA City & County RDA Fillmore Center Series B1 (Housing Revenue, FHLMC Insured)

0.10

12/01/2017

8,600,000

8,600,000

Sweetwater CA Union High School District ROC RR II-11484 (GO-Local, FSA Insured)

0.20

02/01/2013

1,880,000

1,880,000

Vacaville CA MFHR Quail Run Project Series A (Housing Revenue, FNMA Insured)

0.09

07/15/2018

7,300,000

7,300,000

Victorville CA Joint Powers Finance Authority Project A (Utilities Revenue, BNP Paribas LOC)

1.35

05/01/2040

20,490,000

20,490,000

179,220,000

Colorado: 1.43%

Variable Rate Demand Notes§: 1.43%

Aurora CO Centretech Metropolitan District Remarketing Series A (GO-Local, U.S. Bank NA LOC)

0.13

12/01/2028

2,995,000

2,995,000

Aurora CO Centretech Metropolitan District Remarketing Series B (GO-Local, U.S. Bank NA LOC)

0.13

12/01/2017

2,765,000

2,765,000

Colorado ECFA National Jewish Program F-2 (Miscellaneous Revenue, Northern Trust Company LOC)

0.20

07/01/2041

2,080,000

2,080,000

Colorado Health Facilities Authority Crossroads Maranatha Projects (Health Revenue, U.S. Bank NA LOC)

0.06

12/01/2043

5,800,000

5,800,000

Commerce City CO Northern Infrastructure General Improvement District (GO-Local, U.S. Bank NA LOC)

0.13

12/01/2028

5,000,000

5,000,000

Commerce City CO Northern Infrastructure General Improvement District (GO-Local, U.S. Bank NA LOC)

0.13

12/01/2038

8,625,000

8,625,000

Cornerstone CO Metropolitan District #2 (Tax Revenue, Bank of America NA LOC)

0.14

12/01/2046

6,090,000

6,090,000

10

Wells Fargo Advantage National Tax-Free Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Variable Rate Demand Notes§ (continued)

Denver CO City & County Cottonwood Creek Series A (Housing Revenue, FHLMC Insured)

0.08
%

04/15/2014

$
6,850,000

$
6,850,000

Meridian Ranch CO Metropolitan District GO Series 2009 (GO-Local, U.S. Bank NA LOC)

0.13

12/01/2038

4,270,000

4,270,000

Mountain Village CO Housing Authority Facilities Remarketing Project (Housing Revenue, U.S. Bank NA LOC)

0.13

11/01/2040

6,440,000

6,440,000

South Glenn CO Metropolitan District (Tax Revenue, BNP Paribas LOC)

0.14

12/01/2030

11,010,000

11,010,000

Southeast CO Public Improvement Metropolitan District (GO-Local, U.S. Bank NA LOC)

0.13

11/15/2034

4,030,000

4,030,000

65,955,000

Delaware: 0.44%

Variable Rate Demand Notes§: 0.44%

Delaware State EDA YMCA Delaware Projects (Miscellaneous Revenue, PNC Bank NA LOC)

0.14

05/01/2036

3,900,000

3,900,000

Delaware State Health Facilities Authority Series B (Hospital Revenue, PNC Bank NA LOC)

0.06

07/01/2039

9,730,000

9,730,000

University of Delaware (Education Revenue)

0.26

11/01/2035

6,550,000

6,550,000

20,180,000

District of Columbia: 0.65%

Other Municipal Debt: 0.54%

District of Columbia TRAN (GO-State)

2.00

09/30/2011

25,000,000

25,068,273

Variable Rate Demand Note§: 0.11%

District of Columbia Wesley Theological Seminary Issue Series 2008-A (Education Revenue, PNC Bank NA LOC)

0.08

12/01/2048

4,815,000

4,815,000

Florida: 3.42%

Other Municipal Debt: 0.09%

Hillsborough County FL School Board COP Master Lease Series A (Lease Revenue, Wells Fargo Bank NA LOC, NATL-RE Insured)(q)

0.18

08/25/2011

4,000,000

4,000,000

Variable Rate Demand Notes§: 3.33%

Clay County FL DRIVER Trust Series 3439 (Water & Sewer Revenue, FSA-CR XLCA Insured)††

0.22

11/01/2015

3,700,000

3,700,000

Eclipse Funding Trust 2006-0002-Solar Eclipse (Tax Revenue, U.S. Bank NA LOC)

0.07

03/01/2014

9,975,000

9,975,000

Florida Gulf Coast University Finance Corporation Parking Project Series A (Miscellaneous Revenue, Harris NA LOC)

0.08

02/01/2039

7,835,000

7,835,000

Florida HEFAR Ringling College (Education Revenue, PNC Bank NA LOC)

0.06

03/01/2038

6,895,000

6,895,000

Florida HFA (Housing Revenue, FHLMC Insured)

0.10

12/01/2013

7,100,000

7,100,000

Highlands County FL HFFA Hospital Adventist Health Systems Project Series 2003-C (Hospital Revenue)

0.05

11/15/2021

12,095,000

12,095,000

Highlands County Health Facilities Authority (Hospital Revenue, PNC Bank NA LOC)

0.06

11/15/2012

3,865,000

3,865,000

Hillsborough County FL School Board COP Series C (Lease Revenue, Wells Fargo Bank NA LOC, NATL-RE Insured)(q)

0.24

07/01/2030

590,000

590,000

Jea FL Electrical System Revenue (Utilities Revenue, Bank of Montreal LOC)

0.07

10/01/2035

16,000,000

16,000,000

Lee Memorial Health Services Florida Project Series 3088 (Hospital Revenue)††

0.08

04/01/2037

20,035,000

20,035,000

Portfolio of Investments—July 31, 2011 (Unaudited)

Wells Fargo Advantage National Tax-Free Money Market Fund

11

Security Name

Interest Rate

Maturity Date

Principal

Value

Variable Rate Demand Notes§ (continued)

Miami-Dade County FL COP Series 2008-1119X (Housing Revenue, Assured Guaranty Insured)

0.11
%

05/01/2033

$
5,000,000

$
5,000,000

Miami-Dade County FL Special Obligation Capital Asset Acquisition Series A PUTTER DBE-538 (Tax Revenue, AMBAC Insured)

0.08

04/01/2027

4,475,000

4,475,000

Orange County FL HFFA Adventist Health System (Health Revenue)

0.06

11/15/2026

15,000,000

15,000,000

Orange County FL School Board COP Series E (Lease Revenue, Wells Fargo Bank NA LOC)(q)

0.24

08/01/2022

2,000,000

2,000,000

Orlando FL Utilities Commission Series A (Utilities Revenue)

0.19

10/01/2027

6,745,000

6,745,000

Palm Beach County FL Children’s Home Project (Miscellaneous Revenue, Bank of America NA LOC)

0.18

05/01/2038

4,025,000

4,025,000

Palm Beach County FL Jupiter Medical Center Incorporated Series B (Hospital Revenue, TD Bank NA LOC)

0.08

08/01/2020

6,015,000

6,015,000

Palm Beach County FL Norton Gallery Incorporated (Miscellaneous Revenue, Northern Trust Company LOC, GO of Institution Insured)

0.11

05/01/2025

1,465,000

1,465,000

Palm Beach County FL Zoological Society Incorporated Project (Miscellaneous Revenue, Northern Trust Company LOC)

0.08

05/01/2031

2,500,000

2,500,000

Polk County FL IDA HCFR Winter Haven Hospital Series B (Hospital Revenue, PNC Bank NA LOC)

0.06

09/01/2034

5,400,000

5,400,000

Polk County FL IDA HCFR Winter Haven Hospital Series C (Hospital Revenue, PNC Bank NA LOC)

0.06

09/01/2036

4,570,000

4,570,000

PFOTER 4703 (Health Revenue)††

0.11

11/15/2036

4,300,000

4,300,000

Sarasota County FL Planned Parenthood Incorporated Project (Miscellaneous Revenue, Harris NA LOC)

0.11

10/01/2041

4,290,000

4,290,000

153,875,000

Georgia: 2.39%

Variable Rate Demand Notes§: 2.39%

Atlanta GA Airport Passenger Facility Charge (Airport Revenue, FSA Insured)

0.23

01/01/2013

12,650,000

12,650,000

Atlanta GA Development Authority Perkins Will Incorporated Project (Miscellaneous Revenue, Harris NA LOC)

0.10

11/01/2030

3,580,000

3,580,000

Clipper Tax-Exempt Certified Trust Series 2007-10 (Housing Revenue)

0.11

01/01/2016

8,795,000

8,795,000

Fulton County GA Development Authority Shepherd Center (Hospital Revenue, FHLB LOC)

0.07

09/01/2035

13,055,000

13,055,000

Fulton County GA Development Authority The Lovett School Project Series 2008 (Education Revenue, FHLB LOC)

0.07

04/01/2033

11,700,000

11,700,000

  Gwinnett County GA Development Authority Goodwill North GA Incorporated Project (Miscellaneous Revenue, Branch Banking & Trust
LOC)

0.09

10/01/2033

5,000,000

5,000,000

Gwinnett County GA Hospital Authority Series A (Hospital Revenue, FHLB LOC)

0.07

07/01/2036

9,690,000

9,690,000

Gwinnett County GA School District PUTTER Series 2007-1011 (Housing Revenue, GO of Authority Insured)

0.11

07/01/2041

2,830,000

2,830,000

  Macon-Bibb County GA Hospital Authority Anticipation Note Medical Center Series B (Hospital Revenue, Branch Banking & Trust
LOC)

0.08

07/01/2028

5,450,000

5,450,000

Main Street Natural Gas Incorporated Gas Project Series A (Utilities Revenue)

0.08

08/01/2040

23,685,000

23,685,000

  Private Colleges & Universities Authority of Georgia Mercer University Project Series 2003 (Education Revenue, Branch Banking &
Trust LOC)

0.08

10/01/2032

8,630,000

8,630,000

  Private Colleges & Universities Authority of Georgia Mercer University Project Series 2006-A (Education Revenue, Branch Banking &
Trust LOC)

0.08

10/01/2036

5,500,000

5,500,000

110,565,000

12

Wells Fargo Advantage National Tax-Free Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Idaho: 0.22%

Variable Rate Demand Note§: 0.22%

  Jerome County ID Economic Development Corporation Davisco Foods International Project Series 2009 (Miscellaneous Revenue, Bank of Montreal
LOC)

0.07
%

12/01/2029

$
10,000,000

$
10,000,000

Illinois: 10.58%

Variable Rate Demand Notes§: 10.58%

Aurora IL Economic Development Aurora University (Education Revenue, Harris Trust & Savings Bank LOC)

0.10

03/01/2035

4,225,000

4,225,000

Austin Trust Series 2008-1098 (Hospital Revenue, Assured Guaranty Insured)

0.14

08/15/2047

16,682,000

16,682,000

Branch Bank & Trust Municipal Trust Series 5001 (Lease Revenue, RaboBank International LOC) ††

0.17

06/01/2020

7,125,000

7,125,000

Chicago IL Series ZC-1 (GO-Local, FGIC Insured)

0.14

01/01/2023

28,100,000

28,100,000

Chicago IL ROC RR II R-11940 (Tax Revenue)††

0.13

07/01/2028

4,000,000

4,000,000

Chicago IL ROC RR II R-720PB (Water & Sewer Revenue, FSA-CR FGIC Insured)

0.15

01/01/2015

8,970,000

8,970,000

Chicago IL Series 3190 (GO-Local)††

0.08

01/01/2034

5,000,000

5,000,000

Chicago IL Subseries 04-3 (Water & Sewer Revenue, State Street Bank & Trust Company LOC)

0.06

11/01/2031

3,180,000

3,180,000

Chicago IL Various Neighborhoods Alive 21-B-3 (GO-Local, Bank of America NA LOC)

0.26

01/01/2037

8,000,000

8,000,000

Cook County IL (GO-Local, FSA-CR AMBAC Insured)††

0.11

11/15/2011

49,500,000

49,500,000

Deutsche Bank Spears/Lifers Trust Series DB-483 (Miscellaneous Revenue, NATL-RE Insured)

0.08

01/01/2037

13,100,000

13,100,000

Deutsche Bank Spears/Lifers Trust Series DB-494 (Miscellaneous Revenue, FGIC Insured)

0.08

01/01/2029

14,960,000

14,960,000

Deutsche Bank Spears/Lifers Trust Series DB-601 (Miscellaneous Revenue)

0.08

07/01/2046

8,000,000

8,000,000

Eagle Tax Exempt Trust (Tax Revenue, FSA GO of Authority Insured)††

0.12

06/01/2025

9,900,000

9,900,000

Eclipse Funding Trust (Water & Sewer Revenue, U.S. Bank NA LOC)

0.07

05/01/2014

29,815,000

29,815,000

Eclipse Funding Trust (Water & Sewer Revenue, U.S. Bank NA LOC)

0.07

01/01/2030

11,260,000

11,260,000

Illinois Development Finance Authority (Miscellaneous Revenue, Bank of America NA LOC)

0.22

01/01/2029

3,803,000

3,803,000

Illinois Development Finance Authority Aurora Central Catholic High School (Education Revenue, JPMorgan Chase Bank LOC)

0.09

04/01/2024

4,045,000

4,045,000

Illinois Development Finance Authority Chicago Academy of Sciences (Miscellaneous Revenue, JPMorgan Chase Bank LOC)

0.09

01/01/2033

5,480,000

5,480,000

Illinois Development Finance Authority Cook Communications Project (Miscellaneous Revenue, Bank of America NA LOC)

0.27

03/01/2017

4,500,000

4,500,000

Illinois Development Finance Authority Lake Forest Academy (Education Revenue, Northern Trust Company LOC)

0.09

12/01/2024

1,000,000

1,000,000

Illinois Development Finance Authority McCormick Theological Project B (Education Revenue, Northern Trust Company LOC)

0.08

06/01/2035

22,435,000

22,435,000

Illinois Development Finance Authority Presbyterian Homes Project (Health Revenue, Northern Trust Company LOC)

0.09

04/01/2035

9,000,000

9,000,000

Illinois Development Finance Authority St. Ignatius College (Education Revenue, Northern Trust Company LOC)

0.09

06/01/2024

10,000,000

10,000,000

  Illinois Development Finance Authority YMCA Metropolitan Chicago Project (Miscellaneous Revenue, Harris Trust & Savings Bank
LOC)

0.08

06/01/2029

23,700,000

23,700,000

Illinois Educational Facilities Authority Chicago Zoological Society Series B (Miscellaneous Revenue)

0.09

12/15/2025

5,000,000

5,000,000

Illinois Educational Facilities Authority Newberry Library Project (Miscellaneous Revenue, Northern Trust Company LOC)

0.08

03/01/2028

250,000

250,000

Portfolio of Investments—July 31, 2011 (Unaudited)

Wells Fargo Advantage National Tax-Free Money Market Fund

13

Security Name

Interest Rate

Maturity Date

Principal

Value

Variable Rate Demand Notes§ (continued)

Illinois Finance Authority Children’s Museum (Miscellaneous Revenue, Northern Trust Company LOC)

0.09
%

07/01/2034

$
1,970,000

$
1,970,000

Illinois Finance Authority DRIVER Trust Series 3420 (Tax Revenue, Assured Guaranty Insured)††

0.12

01/01/2016

3,300,000

3,300,000

Illinois Finance Authority Elmhurst Memorial Healthcare Series D (Hospital Revenue, Northern Trust Company LOC)

0.06

01/01/2048

8,600,000

8,600,000

Illinois Finance Authority Lake Forest Country Day School Project (Education Revenue, Northern Trust Company LOC)

0.09

07/01/2035

12,750,000

12,750,000

Illinois Finance Authority Loyola Academy (Education Revenue, JPMorgan Chase Bank LOC)

0.09

10/01/2037

11,500,000

11,500,000

Illinois Finance Authority Presbyterian Homes (Health Revenue, Northern Trust Company LOC)

0.09

09/01/2024

22,605,000

22,605,000

Illinois Finance Authority Richard H. Driehaus Museum (Miscellaneous Revenue, Northern Trust Company LOC)

0.09

02/01/2035

10,100,000

10,100,000

Illinois Finance Authority Southern Illinois Healthcare (Hospital Revenue, Bank of Nova Scotia LOC)

0.06

03/01/2038

9,020,000

9,020,000

Illinois Finance Authority The Catherine Cook School Project (Education Revenue, Northern Trust Company LOC)

0.09

01/01/2037

5,820,000

5,820,000

Illinois Metropolitan Pier & Exposition Authority Series 3217 (Tax Revenue)

0.08

06/15/2050

7,500,000

7,500,000

Illinois Metropolitan Pier & Exposition Authority Series 3220 (Tax Revenue)††

0.08

06/15/2050

27,900,000

27,900,000

Illinois Metropolitan Pier & Exposition Authority Series 3221 (Tax Revenue)††

0.08

06/15/2050

12,500,000

12,500,000

Illinois State Toll Highway Authority A 2A (Transportation Revenue, Bank of Tokyo-Mitsubishi UFJ LOC)

0.10

07/01/2030

9,000,000

9,000,000

Schaumburg IL GO ROC RR II R-11698 (GO-Local, BHAC-CR FGIC Insured)††

0.11

12/01/2032

400,000

400,000

Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC-CR MBIA Insured)

0.12

03/01/2014

13,575,000

13,575,000

Warren County IL Monmouth College Project (Education Revenue, PNC Bank NA LOC)

0.08

12/01/2032

9,145,000

9,145,000

Will County IL Deutsche Bank Spears-Lifers Trust (Education Revenue, FSA Insured)

0.08

11/01/2023

12,155,000

12,155,000

488,870,000

Indiana: 2.51%

Variable Rate Demand Notes§: 2.51%

Clipper Tax-Exempt Certified Trust Series 2007-02 (Lease Revenue)

0.11

07/01/2023

26,140,000

26,140,000

Indiana Finance Authority Community Health Network Project 8 (Hospital Revenue, PNC Bank NA LOC)

0.06

07/01/2039

8,800,000

8,800,000

Indiana Finance Authority Hospital Indiana University Health Series G (Hospital Revenue, Bank of Mellon LOC)

0.04

03/01/2021

10,000,000

10,000,000

Indiana Finance Authority Northshore Health Center Project (Health Revenue, Harris NA LOC)

0.11

07/01/2038

5,205,000

5,205,000

Indiana Finance Authority Parkview Health System Obligation C (Hospital Revenue, PNC Bank NA LOC)

0.05

11/01/2039

5,250,000

5,250,000

Indianapolis IN Canal Square Apartments (Housing Revenue, FHLMC Insured)

0.09

04/01/2033

11,905,000

11,905,000

Indianapolis IN Industrial MFHR Washington Pointe Project A (Housing Revenue, Fleet National Bank LOC)

0.11

04/15/2039

8,430,000

8,430,000

Indianapolis Local Public Improvement Bond Bank ROC RR 11 R-1179 (Water & Sewer Revenue, Assured Guaranty Insured)††

0.20

01/01/2017

24,825,000

24,825,000

RBC Municipal Products Incorporated Trust Series E-23 (Miscellaneous Revenue, Royal Bank of Canada LOC)††

0.08

03/01/2036

5,000,000

5,000,000

Valparaiso IN Economic Development Pines Village Retirement Community Project Series 2008 (Health Revenue, Centier Bank LOC)

0.11

05/01/2038

10,395,000

10,395,000

115,950,000

14

Wells Fargo Advantage National Tax-Free Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Iowa: 0.78%

Variable Rate Demand Notes§: 0.78%

Iowa Finance Authority Cedarwood Hills Project Series A (Housing Revenue)

0.15
%

05/01/2031

$
2,960,000

$
2,960,000

Iowa Higher Education Loan Authority Private College Dubuque Project (Education Revenue, Northern Trust Company LOC)

0.33

05/01/2029

6,370,000

6,370,000

Iowa Higher Education Loan Authority Private College Project (Education Revenue, JPMorgan Chase Bank LOC)

0.33

10/01/2038

3,695,000

3,695,000

Iowa Higher Education Loan Authority Private Colleges Ambrose (Education Revenue, Northern Trust Company LOC)

0.33

04/01/2033

11,540,000

11,540,000

Iowa Higher Education Loan Authority University of Dubuque (Education Revenue, Northern Trust Company LOC)

0.33

04/01/2035

11,265,000

11,265,000

35,830,000

Kansas: 0.07%

Variable Rate Demand Note§: 0.07%

Kansas State Development Finance Authority Adventist Health Sunbelt Series C (Health Revenue, Royal Bank of Canada LOC)

0.06

11/15/2034

3,000,000

3,000,000

Kentucky: 0.95%

Other Municipal Debt: 0.23%

Kentucky Rural Water Finance Corporation Public Project Series C-1 (Water & Sewer Revenue)

1.50

12/01/2011

10,500,000

10,529,675

Variable Rate Demand Notes§: 0.72%

Fort Mitchell KY League of Cities Funding Trust Program Series A (Lease Revenue, U.S. Bank NA LOC)

0.09

10/01/2032

7,635,000

7,635,000

Kentucky EDFA Hospital Ashland Hospital Corporation Series B (Hospital Revenue, Branch Banking & Trust LOC)

0.09

01/01/2038

15,000,000

15,000,000

Williamstown KY League of Cities Funding Trust Lease Series 2008-A (Lease Revenue, U.S. Bank NA LOC)

0.09

07/01/2038

4,500,000

4,500,000

Williamstown KY League of Cities Funding Trust Series B (Lease Revenue, U.S. Bank NA LOC)

0.09

12/01/2038

6,395,000

6,395,000

33,530,000

Louisiana: 2.04%

Variable Rate Demand Notes§: 2.04%

Louisiana HFA (Housing Revenue, FHLMC LOC, FHLMC Insured)

0.10

07/01/2040

4,095,000

4,095,000

Louisiana HFA Woodward (Housing Revenue, FHLMC Insured)

0.08

09/01/2033

8,955,000

8,955,000

Louisiana State Gas & Fuel Series RR-II-R 661 (Tax Revenue, FSA Insured)

0.11

05/01/2014

18,365,000

18,365,000

Parish of St. James LA Series A-1 (Energy Revenue)

0.08

11/01/2040

41,000,000

41,000,000

Parish of St. James LA Series B-1 (Energy Revenue)

0.10

11/01/2040

22,000,000

22,000,000

94,415,000

Maine: 0.26%

Variable Rate Demand Note§: 0.26%

Maine Finance Authority Foxcroft Academy (Education Revenue, TD Bank NA LOC)

0.08

06/01/2038

12,000,000

12,000,000

Maryland: 1.77%

Other Municipal Debt: 0.99%

Montgomery County MD Series 10-A (Tax Revenue)

0.08

08/09/2011

24,750,000

24,750,000

Portfolio of Investments—July 31, 2011 (Unaudited)

Wells Fargo Advantage National Tax-Free Money Market Fund

15

Security Name

Interest Rate

Maturity Date

Principal

Value

Other Municipal Debt (continued)

Montgomery County MD Series 10-B (Tax Revenue)

0.09
%

08/09/2011

$
15,000,000

$
15,000,000

Montgomery County MD Series 10-B (Tax Revenue)

0.10

08/09/2011

6,000,000

6,000,000

45,750,000

Variable Rate Demand Notes§: 0.78%

Maryland CDA MFHR Hopkins Village Apartments Series 2008-F (Housing Revenue, FHLMC Insured)

0.09

11/01/2038

3,000,000

3,000,000

Maryland HEFA Johns Hopkins University Project Series 1003 (Education Revenue)

0.11

07/01/2033

6,665,000

6,665,000

Maryland HEFA Suburban Hospital (Hospital Revenue, PNC Bank NA LOC)

0.06

07/01/2029

5,790,000

5,790,000

Maryland HEFA University of Maryland Medical System Series E (Hospital Revenue, Bank of Montreal LOC)

0.08

07/01/2041

7,500,000

7,500,000

Maryland HEFA University of Maryland Medicine System Series D (Hospital Revenue, TD Bank NA LOC)

0.21

07/01/2041

8,000,000

8,000,000

Montgomery County MD Housing Opportunities Series 2002-C (Housing Revenue, FNMA LOC, GO of Commonwealth Insured)

0.08

11/01/2032

5,000,000

5,000,000

35,955,000

Massachusetts: 1.08%

Variable Rate Demand Notes§: 1.08%

Massachusetts Development Finance Agency Boston University Series U-6E (Education Revenue, Bank of Nova Scotia LOC)

0.04

10/01/2042

13,670,000

13,670,000

Massachusetts Development Finance Agency Cushing Academy Issue (Education Revenue, TD Bank NA LOC)

0.08

03/01/2034

12,045,000

12,045,000

Massachusetts State College Building Authority Series 2 (Education Revenue, State Guaranteed)

0.17

11/01/2034

7,100,000

7,100,000

Massachusetts State Development Finance Agency Fay School Issue Series 2008 (Education Revenue, TD Bank NA LOC)

0.08

04/01/2038

5,000,000

5,000,000

Massachusetts State Development Finance Agency Shady Hill School (Education Revenue, TD Bank NA LOC)

0.08

06/01/2038

9,645,000

9,645,000

Massachusetts State Series A PUTTER (GO-State, NATL-RE FGIC Insured)††

0.14

05/01/2037

2,520,000

2,520,000

49,980,000

Michigan: 2.60%

Other Municipal Debt: 1.25%

Michigan Finance Authority Short Aid Notes Series D-1 (Miscellaneous Revenue)

2.00

08/19/2011

5,000,000

5,002,935

Michigan Finance Authority Short Aid Notes Series D-2 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)

2.00

08/22/2011

7,000,000

7,006,425

Michigan Finance Authority Short Aid Notes Series D-3 (Miscellaneous Revenue, Scotia Bank LOC)

2.00

08/22/2011

7,000,000

7,006,425

Michigan State Hospital Finance Authority Series 08-C (Health Revenue)

0.14

10/11/2011

20,000,000

20,000,000

Michigan State Hospital Finance Authority Series 08-C (Health Revenue)

0.15

08/03/2011

13,400,000

13,400,000

Michigan State Series A (GO-State)

2.00

09/30/2011

5,000,000

5,012,873

57,428,658

Variable Rate Demand Notes§: 1.35%

Detroit MI ROC RR II R-11941 (Water & Sewer Revenue, AGM Insured)††

0.23

01/03/2028

20,980,000

20,980,000

Green Lake Township MI Economic Development Corporation (Education Revenue, Harris NA LOC)

0.20

06/01/2034

2,000,000

2,000,000

16

Wells Fargo Advantage National Tax-Free Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Variable Rate Demand Notes§ (continued)

Michigan State Hospital Finance Authority Ascension Health Senior Bonds (Hospital Revenue)

0.17
%

11/15/2049

$
4,000,000

$
4,000,000

Michigan State Hospital Finance Authority Ascension Health Senior Bonds (Hospital Revenue)

0.17

11/15/2049

4,200,000

4,200,000

Royal Oak MI Hospital Finance Authority PUTTER DBE-711 (Hospital Revenue)††

0.08

11/01/2035

31,275,000

31,275,000

62,455,000

Minnesota: 4.37%

Other Municipal Debt: 0.36%

Minnesota Rural Water Finance Authority Public Projects Construction (Water & Sewer Revenue)

1.25

04/01/2012

2,800,000

2,811,113

Minnesota State Trunk Highway Series B (GO-State)

4.00

08/01/2011

2,000,000

2,000,000

University of Minnesota Series 05-A (Education Revenue)

0.13

10/05/2011

11,660,000

11,660,000

16,471,113

Variable Rate Demand Notes§: 4.01%

Andover MN Senior Housing Presbyterian Homes Incorporated Project (Housing Revenue, FNMA Insured)

0.15

11/15/2033

7,805,000

7,805,000

Bloomington MN Bristol Village (Housing Revenue, FNMA Insured)

0.17

11/15/2032

3,125,000

3,125,000

Bloomington MN Presbyterian Homes (Housing Revenue, FHLMC Insured)

0.15

07/01/2038

4,475,000

4,475,000

Brooklyn Center MN Brookdale Corporation II Project (Miscellaneous Revenue, U.S. Bank NA LOC)

0.33

12/01/2014

500,000

500,000

Burnsville MN Berkshire Project Series A (Housing Revenue, FNMA Insured)

0.15

07/15/2030

4,145,000

4,145,000

Cohasset MN Power & Light Company Project A (IDR, LaSalle Bank NA LOC)

0.11

06/01/2020

100,000

100,000

Crystal MN MFHR Crystal Apartments Project (Housing Revenue, FHLMC Insured)

0.10

05/01/2027

3,250,000

3,250,000

Dakota County MN CDA Catholic Finance Corporation (Education Revenue, U.S. Bank NA LOC)

0.20

01/01/2012

3,475,000

3,475,000

Dakota County MN RDA (Housing Revenue, FHLMC Insured)

0.11

06/01/2029

3,685,000

3,685,000

East Grand Forks MN Solid Waste Disposal American Crystal Sugar Company Project (Miscellaneous Revenue, CoBank ACB LOC)

0.09

12/01/2021

1,000,000

1,000,000

Eden Prairie MN Eden Glen Apartments Project (Housing Revenue, FNMA Insured)

0.15

02/15/2031

990,000

990,000

Edina MN Edina Park Plaza (Housing Revenue, FHLMC Insured)

0.10

12/01/2029

3,380,000

3,380,000

Forest Lake MN Kilkenny Court Apartments Project (Housing Revenue, FNMA Insured)

0.10

08/15/2038

4,100,000

4,100,000

Inver Grove Heights MN Inver Grove Incorporated Project (Housing Revenue, FNMA Insured)

0.15

05/15/2035

10,220,000

10,220,000

Maple Grove MN MFHR Basswood Trails Project (Housing Revenue, FHLMC Insured)

0.15

03/01/2029

1,620,000

1,620,000

  Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-1 (Hospital Revenue, JPMorgan Chase Bank
LOC)

0.31

11/15/2035

3,675,000

3,675,000

  Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-2 (Hospital Revenue, JPMorgan Chase Bank
LOC)

0.20

11/15/2035

10,900,000

10,900,000

Minneapolis & St. Paul MN Housing & RDA Health Care Facilities Series A (Hospital Revenue, AGM Insured)

0.33

08/15/2034

600,000

600,000

Minneapolis & St. Paul MN Metro Airports Commission Series A PUTTER DB-489 (Airport Revenue, AMBAC Insured)

0.08

01/01/2030

6,920,000

6,920,000

Minneapolis MN Housing Development Symphony Place Project (Housing Revenue, FHLMC Insured)

0.18

12/01/2014

500,000

500,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Minneapolis MN MacPhail Center for Music Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.33%	08/01/2036	$665,000	$665,000
Minnesota State Concordia University Series P1 (Education Revenue, U.S. Bank NA LOC)	0.30	04/01/2027	955,000	955,000
Minnesota State HEFAR Carleton College Series 5G (Education Revenue, JPMorgan Chase Bank LOC)	0.06	11/01/2029	4,610,000	4,610,000
Minnesota State HEFAR Hamline University Series 6E1 (Education Revenue, Harris NA LOC)	0.09	10/01/2016	850,000	850,000
Minnesota State HEFAR MacAlester College Series 3-Z (Education Revenue, GO of Institution Insured)	0.13	03/01/2024	300,000	300,000
Minnesota State HEFAR MacAlester College Series 5-Q (Education Revenue)	0.13	03/01/2033	1,400,000	1,400,000
Minnesota State University of St. Thomas Series 4O (Education Revenue, U.S. Bank NA LOC)	0.07	10/01/2021	5,195,000	5,195,000
Minnesota State University of St. Thomas Series 5C (Education Revenue, U.S. Bank NA LOC)	0.07	04/01/2025	7,570,000	7,570,000
Minnesota State University of St. Thomas Series 6H (Education Revenue, U.S. Bank NA LOC)	0.08	10/01/2032	8,200,000	8,200,000
Minnetonka MN Housing Facilities Beacon Hill (Housing Revenue, FNMA Insured)	0.15	05/15/2034	5,850,000	5,850,000
Minnetonka MN Minnetonka Hills Apartments (Housing Revenue, FNMA Insured)	0.15	11/15/2031	2,665,000	2,665,000
Oak Park Heights MN Boutwells Landing Project (Housing Revenue, FHLMC Insured)	0.15	11/01/2035	9,300,000	9,300,000
Pine City MN State Senior Housing Agency Lakeview Project (Housing Revenue, FNMA Insured)	0.15	04/15/2036	5,700,000	5,700,000
Plymouth MN Lancaster Village Apartments Project (Housing Revenue, FNMA Insured)	0.15	09/15/2031	2,865,000	2,865,000
Rochester MN Health Care Facilities Mayo Foundation (Hospital Revenue)	0.04	08/15/2032	9,750,000	9,750,000
Spring Lake Park MN Senior Housing Oak Crest Apartments Project (Housing Revenue, FNMA Insured)	0.15	02/15/2033	1,115,000	1,115,000
St. Anthony MN Autumn Woods Housing Project (Housing Revenue, FNMA Insured)	0.15	05/15/2032	2,550,000	2,550,000
St. Cloud MN Cenracare Health Series A (Hospital Revenue, U.S. Bank NA LOC)	0.10	05/01/2042	7,200,000	7,200,000
St. Louis Park MN Knollwood Place (Housing Revenue, FHLMC Insured)	0.15	10/01/2035	11,300,000	11,300,000
St. Louis Park MN MFHR Parkshore Project (Housing Revenue, FHLMC Insured)	0.15	08/01/2034	1,045,000	1,045,000
St. Paul MN Housing & RDA Highland Ridge Project (Housing Revenue, FHLMC Insured)	0.15	10/01/2033	1,000,000	1,000,000
St. Paul MN Port Authority District Cooling Series 13-FF (IDR, Deutsche Bank AG LOC)	0.05	03/01/2029	4,080,000	4,080,000
St. Paul MN Port Authority District Heating Series 14-S ( IDR, Deutsche Bank AG LOC)	0.05	12/01/2028	3,215,000	3,215,000
St. Paul MN Port Authority District Heating Series 7-Q (IDR, Deutsche Bank AG LOC)	0.05	12/01/2028	625,000	625,000
St. Paul MN Port Authority District Series 11Dd (IDR, Deutsche Bank AG LOC)	0.05	03/01/2029	1,000,000	1,000,000
St. Paul MN Port Authority District Series 9BB (IDR, Deutsche Bank AG LOC)	0.05	03/01/2029	1,300,000	1,300,000
St. Paul MN Port Authority MFHR (Housing Revenue, FHLMC Insured)	0.15	02/01/2034	5,680,000	5,680,000
St. Paul MN Port Authority Tax Increment Westgate Office & Industrial Center Project (Tax Revenue, U.S. Bank NA LOC)	0.05	02/01/2015	4,750,000	4,750,000

				185,200,000

18	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Mississippi: 0.41%

Variable Rate Demand Note§: 0.41%
Clipper Tax-Exempt Certificate Trust Series 2007-32 (GO-State)	0.13%	11/01/2018	$18,960,000	$18,960,000

Missouri: 2.25%

Other Municipal Debt: 0.24%
St. Louis County MO Special Obligation TRAN (Miscellaneous Revenue)	0.45	08/01/2011	11,000,000	11,000,000

Variable Rate Demand Notes§: 2.01%
Eclipse Funding Trust (Utilities Revenue, U.S. Bank NA LOC)	0.07	01/01/2032	12,055,000	12,055,000
Independence MO IDA The Mansions Project (Housing Revenue, FHLMC Insured)	0.09	08/01/2035	5,110,000	5,110,000
Kansas City IDA Multi Family Housing PUTTER Series DBE-712 (Housing Revenue)††	0.07	06/01/2012	9,175,000	9,175,000
Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation (IDR)	0.33	04/01/2027	250,000	250,000
Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation Series A (Miscellaneous Revenue)	0.33	04/01/2027	1,905,000	1,905,000
Missouri HEFA Washington University Project Series B (Education Revenue)	0.23	02/15/2033	4,000,000	4,000,000
Missouri State Development Finance Board Association of Municipal Utilities (Utilities Revenue, U.S. Bank NA LOC)	0.33	06/01/2033	7,440,000	7,440,000
Missouri State Development Finance Board Ewing Marion Kauffman Project Series A (Miscellaneous Revenue)	0.33	06/01/2037	9,525,000	9,525,000
Missouri State HEFA Ascension Health Series C-3 (Health Revenue)	0.06	11/15/2039	18,000,000	18,000,000
Missouri State HEFA Ranken Technical College (Education Revenue, Northern Trust Company LOC)	0.33	11/15/2031	5,250,000	5,250,000
Missouri State HEFA Southwest Baptist University Project (Education Revenue, Bank of America NA LOC)	0.33	10/01/2033	330,000	330,000
St. Louis County MO IDA Heatherbrook Gardens (Housing Revenue, U.S. Bank NA LOC)	0.28	03/01/2022	1,765,000	1,765,000
St. Louis County MO IDA Pelican Cove Project (Housing Revenue, FNMA Insured)	0.09	03/15/2034	18,000,000	18,000,000

				92,805,000

Nebraska: 0.75%

Variable Rate Demand Note§: 0.75%
Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue)	0.08	08/01/2039	34,690,000	34,690,000

Nevada: 0.38%

Variable Rate Demand Notes§: 0.38%
Las Vegas NV EDA Andre Agassi Foundation Project (Education Revenue, Bank of America NA LOC)	0.09	10/01/2035	1,705,000	1,705,000
Las Vegas NV Economic Development Keep Memory Alive Project (Miscellaneous Revenue, PNC Bank NA LOC)	0.06	05/01/2037	8,000,000	8,000,000
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008A (Tax Revenue, Bank of New York LOC)	0.20	06/01/2042	7,865,000	7,865,000

				17,570,000

New Hampshire: 0.38%

Variable Rate Demand Notes§: 0.38%
New Hampshire HEFA Frisbie Memorial Hospital (Hospital Revenue, TD Bank NA LOC)	0.07	10/01/2036	9,550,000	9,550,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
New Hampshire HEFA Tilton School (Education Revenue, TD Bank NA LOC)	0.10%	02/01/2036	$8,000,000	$8,000,000

				17,550,000

New Jersey: 2.76%

Other Municipal Debt: 0.23%
North Brunswick NJ BAN (GO-Local)	1.25	08/11/2011	10,500,000	10,502,579

Variable Rate Demand Notes§: 2.53%
Austin Trust Varous States Series 2008-3302 (Miscellaneous Revenue, FSA Insured)	0.11	09/01/2032	5,800,000	5,800,000
Camden County NJ Improvement Authority Health Care Redevelopment The Cooper Health Systems Project Series 2004-B (Hospital Revenue, TD Bank NA LOC)	0.04	08/01/2032	11,880,000	11,880,000
Deutsche Bank Spears Lifers Trust Series DB-317 (Transportation Revenue, FSA Insured)	0.08	12/15/2033	1,000,000	1,000,000
Deutsche Bank Spears Trust Series Series DB-449 (Miscellaneous Revenue, FSA Insured)	0.08	12/15/2034	1,850,000	1,850,000
New Jersey EDA Gas Facility (Utilities Revenue, Bank of Tokyo-Mitsubishi UFJ LOC)	0.23	10/01/2022	18,300,000	18,300,000
New Jersey EDA Princeton School Project (Miscellaneous Revenue, PNC Bank NA LOC)	0.05	11/01/2034	4,800,000	4,800,000
New Jersey EDA The Peddie School Project Series B (Education Revenue)	0.06	02/01/2029	1,700,000	1,700,000
New Jersey HFFA Princeton Healthcare Series A (Hospital Revenue, Bank of America NA LOC)	0.10	07/01/2041	2,000,000	2,000,000
New Jersey HFFA Princeton Healthcare Series B (Hospital Revenue, TD Bank NA LOC)	0.06	07/01/2041	1,800,000	1,800,000
New Jersey HFFA Series A1 (Hospital Revenue, TD Bank NA LOC)	0.10	07/01/2014	1,000,000	1,000,000
New Jersey HFFA Various Somerset Medical Center (Hospital Revenue, TD Bank NA LOC)	0.06	07/01/2024	1,700,000	1,700,000
New Jersey Higher Education Assistance Foundation Series 1A PUTTER MT-638 (Education Revenue)††	0.11	12/01/2024	16,795,000	16,795,000
New Jersey State Transportation Trust Fund Authority PUTTER 2009-70 (Miscellaneous Revenue)	0.08	12/15/2023	43,000,000	43,000,000
Newark NJ Housing Authority Port Marine Newark Redevelopment Project PUTTER Series DBE-511 (Port Revenue, NATL-RE Insured)	0.08	01/01/2032	5,380,000	5,380,000

				117,005,000

New Mexico: 1.70%

Variable Rate Demand Notes§: 1.70%
New Mexico Educational Assistance Foundation Series 2 A-2 PUTTER (Education Revenue, Guaranteed Student Loans Insured)††	0.12	12/01/2038	23,595,000	23,595,000
New Mexico Finance Authority State Subseries A1 (Tax Revenue, State Street Bank & Trust Company LOC)	0.04	06/15/2024	5,000,000	5,000,000
New Mexico Municipal Energy Acquisition Authority Gas Supply Series 2009 (Utilities Revenue)	0.08	11/01/2039	49,925,000	49,925,000

				78,520,000

New York: 3.65%

Other Municipal Debt: 0.66%
Metropolitan Transportation Authority NY Series A (Transportation Revenue)	0.23	10/06/2011	5,000,000	5,000,000
Oyster Bay NY BAN (GO-Local)	1.25	08/12/2011	19,000,000	19,005,422

20	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Other Municipal Debt (continued)
Tarrytown NY USD BAN (GO-Local, State Aid Withholding Insured)	1.50%	08/12/2011	$6,500,000	$6,502,223

				30,507,645

Variable Rate Demand Notes§: 2.99%
JPMorgan Chase PUTTER/DRIVER Trust Series 3899 (Water & Sewer Revenue)††	0.21	05/02/2013	5,050,000	5,050,000
Monroe County NY IDA Civic Facilities Monroe Community College Project Series A (Education Revenue, JPMorgan Chase Bank LOC)	0.06	06/01/2036	3,965,000	3,965,000
New York NY City Subseries B (GO-Local, TD Bank NA LOC)	0.05	09/01/2027	2,470,000	2,470,000
New York Convention Center Development Corporation New York Hotel Unit Fee Secured Series 3095 (Tax Revenue, BHAC-CR AMBAC Insured)††	0.08	11/15/2044	26,135,000	26,135,000
New York Metropolitan Transportation Authority ROC RR 11 R-11645 (Transportation Revenue, FSA Insured)††	0.23	11/15/2025	7,280,000	7,280,000
New York NY City Housing Development Corporation (Housing Revenue)	0.48	05/01/2046	9,085,000	9,085,000
New York NY City Housing Development Corporation Series M (Housing Revenue)	0.48	11/01/2013	5,000,000	5,000,000
New York NY City Transitional Finance Authority Building Aid Class A (Miscellaneous Revenue, FSA-CR, FGIC, State Aid Withholding Insured)	0.12	01/15/2037	14,800,000	14,800,000
New York NY City Trust for Cultural Resources (Education Revenue)††	0.11	01/01/2033	2,600,000	2,600,000
New York NY Municipal Water & Sewer Finance Authority Fiscal Year 2009 Series 3484 (Water & Sewer Revenue)††	0.21	06/15/2033	39,870,000	39,870,000
New York NY Subseries F-4 (GO-Local, Sumitomo Mitsui Banking LOC)	0.08	09/01/2035	2,100,000	2,100,000
New York State Dormitory Authority Northern Westchester Association (Hospital Revenue, TD Bank NA LOC)	0.06	11/01/2034	3,000,000	3,000,000
New York State Power Authority & General Purpose (Miscellaneous Revenue)	0.32	03/01/2016	6,300,000	6,300,000
New York State Power Authority & General Purpose (Miscellaneous Revenue)	0.32	03/01/2020	1,000,000	1,000,000
New York State Thruway Authority PUTTER Series 3600-Z (Transportation Revenue, FGIC Insured)††	0.22	01/01/2016	4,645,000	4,645,000
Oneida County NY IDA (Hospital Revenue, HSBC Bank USA NA LOC)	0.06	06/01/2026	2,750,000	2,750,000
PFOTER 4705 (Water & Sewer Revenue)††	0.11	06/15/2031	2,000,000	2,000,000

				138,050,000

North Carolina: 1.35%

Variable Rate Demand Notes§: 1.35%
Durham County NC COP (Miscellaneous Revenue, FHLB LOC)	0.07	06/01/2034	23,000,000	23,000,000
North Carolina Capital Facilities Finance Agency (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.07	03/01/2031	10,610,000	10,610,000
North Carolina Capital Facilities Finance Agency Campbell University (Education Revenue, Branch Banking & Trust LOC)	0.08	10/01/2034	5,920,000	5,920,000
North Carolina Education Care Community Health Care Facilities University Health Systems of Eastern Carolina Series 2008-B-1 (Health Revenue, Branch Banking & Trust LOC)	0.08	12/01/2036	9,410,000	9,410,000
North Carolina Education Care Community Health Care Facilities University Health Systems of Eastern Carolina Series 2008-B-2 (Hospital Revenue, Branch Banking & Trust LOC)	0.07	12/01/2036	5,040,000	5,040,000
North Carolina Medical Care Commission Wayne Memorial Hospital (Hospital Revenue, Branch Banking & Trust LOC)	0.06	10/01/2036	4,680,000	4,680,000
Piedmont Triad NC Airport Authority Series A (Airport Revenue, Branch Banking & Trust LOC)	0.09	07/01/2032	3,500,000	3,500,000

				62,160,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	21

Security Name	Interest Rate	Maturity Date	Principal	Value

North Dakota: 0.94%

Other Municipal Debt: 0.87%
Mercer County ND Pollution Control Authority Series 09-2 (Miscellaneous Revenue)	0.23%	08/17/2011	$30,000,000	$30,000,000
North Dakota Rural Water Finance Corporation Public Project Construction Notes A-4 (Water & Sewer Revenue)	1.50	09/01/2011	10,000,000	10,006,739

				40,006,739

Variable Rate Demand Note§: 0.07%
Richland County ND Recovery Zone (IDR, CoBank ACB LOC)	0.09	11/01/2028	3,500,000	3,500,000

Ohio: 1.73%

Variable Rate Demand Notes§: 1.73%
Lancaster OH Port Authority Gas Series 2008 (Utilities Revenue)	0.08	05/01/2038	27,155,000	27,155,000
Ohio State HEFA Western Reserve B-1 (Education Revenue, U.S. Bank NA LOC)	0.26	12/01/2044	6,500,000	6,500,000
Ohio State Water Development Authority First Energy General Corporation Series A (IDR, UBS AG LOC)	0.23	05/15/2019	5,800,000	5,800,000
Ohio State Water Development Authority Pollution Control First Energy Series C (Utilities Revenue, UBS AG LOC)	0.23	06/01/2033	11,625,000	11,625,000
Parma OH Community General Hospital Association Series 2006A (Health Revenue, PNC Bank NA LOC)	0.06	11/01/2029	11,250,000	11,250,000
Portage County OH Robinson Memorial Hospital (Hospital Revenue, JPMorgan Chase Bank LOC)±	0.21	09/01/2033	300,000	300,000
Warren County OH Cincinnati Electricity Corporation Project (IDR, Scotia Bank LOC)	0.28	09/01/2015	2,810,000	2,810,308
Warren County OH Health Care Facilities Otterbein Homes Series B (Health Revenue, U.S. Bank NA LOC)	0.08	07/01/2023	14,430,000	14,430,000

				79,870,308

Oklahoma: 0.42%

Variable Rate Demand Notes§: 0.42%
Oklahoma State Municipal Power Authority Series 1880 (Utilities Revenue, AGC-ICC FGIC Insured)	0.22	01/01/2015	10,090,000	10,090,000
Oklahoma State Turnpike Authority Second SR Series D (Transportation Revenue)	0.07	01/01/2028	9,300,000	9,300,000

				19,390,000

Other: 2.28%

Variable Rate Demand Notes§: 2.28%
Clipper Tax-Exempt Certified Trust Series 2004-05 (GO-State, FHLMC Insured)	0.13	05/01/2014	14,500,000	14,500,000
Puttable Floating Option Tax-Exempt Receipts Class C PPT 10011 (Housing Revenue, FHLMC Insured)	0.11	03/01/2040	90,780,000	90,780,000

				105,280,000

Pennsylvania: 4.05%

Variable Rate Demand Notes§: 4.05%
Allegheny County PA Hospital Development Authority University of Pittsburgh Education Center Project Series 2007-B-2 (Hospital Revenue, Royal Bank of Canada LOC)††	0.08	04/15/2039	9,500,000	9,500,000

22	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center PUTTER MT-636 (Hospital Revenue)††	0.14%	02/01/2031	$2,360,000	$2,360,000
Allegheny County PA IDA Watson Institute Friendship Academy (Education Revenue, PNC Bank NA LOC)	0.08	08/01/2040	3,750,000	3,750,000
Beaver County PA IDA Electric Company Project Series A (Utilities Revenue, Bank of Nova Scotia LOC)	0.07	11/01/2020	10,000,000	10,000,000
Beaver County PA IDA Met Edison Company Project Series A (Utilities Revenue, Bank of Nova Scotia LOC)	0.07	07/15/2021	10,000,000	10,000,000
Berks County PA Municipal Authority Reading Hospital & Education Center Project Series 2008A-1 (Hospital Revenue, Royal Bank of Canada LOC)††	0.08	11/01/2011	11,000,000	11,000,000
Chester County PA IDA Archdiocese (Miscellaneous Revenue, PNC Bank NA LOC)	0.06	07/01/2031	6,675,000	6,675,000
Delaware County PA IDA United Parcel Service Project (IDR)	0.22	12/01/2015	200,000	200,000
Emmaus PA General Authority (GO-Local, U.S. Bank NA LOC)	0.08	03/01/2024	6,400,000	6,400,000
Emmaus PA General Authority Subseries D27 (Miscellaneous Revenue, U.S. Bank NA LOC, State Aid Withholding Insured)	0.08	03/01/2024	1,500,000	1,500,000
Geisinger Authority PA Health System Series B (Health Revenue)	0.18	08/01/2022	3,300,000	3,300,000
Geisinger Authority PA Health System Series C (Health Revenue)	0.21	08/01/2028	7,260,000	7,260,000
Lehigh County PA General Purpose Authority St. Lukes Hospital Bethlehem PFOTER (Hospital Revenue)	0.18	08/15/2042	15,640,000	15,640,000
Montgomery County PA IDA LaSalle College High School Series 2007-A (Education Revenue, PNC Bank NA LOC)	0.14	11/01/2037	5,000,000	5,000,000
Montgomery County PA IDR Series 3238 (Hospital Revenue, FHA Insured)††	0.11	08/01/2030	4,700,000	4,700,000
Montgomery County PA Lower Merion School District GO Series 2009-A (Tax Revenue, State Street Bank & Trust Company LOC, State Aid Withholding Insured)	0.06	04/01/2027	4,100,000	4,100,000
Montgomery County PA IDA ROC R II R-11856 (Hospital Revenue, FHA Insured)††	0.12	02/01/2018	10,425,000	10,425,000
Pennsylvania HEFA Association of Independent Colleges & University of Pennsylvania Finance Program University of Scranton Project Series 1999-E3 (Education Revenue, PNC Bank NA LOC)	0.08	11/01/2014	5,000,000	5,000,000
Pennsylvania Housing Finance 4653 (Housing Revenue)††	0.11	10/01/2039	9,900,000	9,900,000
Pennsylvania State University Project Series B (Education Revenue)	0.30	06/01/2031	6,450,000	6,450,000
Pennsylvania Turnpike Commission ROC RR II R-12259 (Tax Revenue, BHAC-CR AMBAC Insured)††	0.12	10/01/2013	12,850,000	12,850,000
RBC Municipal Products Incorporated Trust Series E-22 (Miscellaneous Revenue, Royal Bank of Canada LOC)††	0.08	12/01/2038	17,000,000	17,000,000
Southeastern PA Transportation Authority (Tax Revenue, PNC Bank NA LOC)	0.17	03/01/2022	18,940,000	18,940,000
Westmoreland County PA Excella Health Project Series B (Hospital Revenue, PNC Bank NA LOC)	0.08	07/01/2030	5,300,000	5,300,000

				187,250,000

Puerto Rico: 3.00%

Variable Rate Demand Notes§: 3.00%
JPMorgan Chase PUTTER/DRIVER Trust Series 3920 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)††	0.21	05/01/2013	27,750,000	27,750,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority Floaters Series 2601 (Water & Sewer Revenue, Assured Guaranty Insured)	0.13	07/01/2047	9,000,000	9,000,000
Puerto Rico Commonwealth Highway & Transportation Authority Series A (Tax Revenue, Scotia Bank LOC)	0.04	07/01/2028	7,395,000	7,395,000
Puerto Rico Commonwealth Public Improvement C-5-2 (Miscellaneous Revenue, Barclays Bank LOC)±	0.14	07/01/2020	13,300,000	13,300,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	23

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Puerto Rico HFA Series 2984 (Housing Revenue, HUD Loan Insured)	0.12%	06/01/2012	$2,400,000	$2,400,000
Puerto Rico Sales Tax Finance Corporation ROC RR II R-11851 (Tax Revenue, BHAC-CR FGIC Insured)††	0.11	02/01/2016	7,500,000	7,500,000
Puerto Rico Sales Tax Financing Corporation ROC RR II R-11760 (Tax Revenue, Citibank NA Insured)††	0.11	12/01/2047	2,200,000	2,200,000
Puerto Rico Sales Tax Financing Corporation Series 11829 (Tax Revenue, AGM Insured)††	0.20	02/01/2034	3,100,000	3,100,000
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue)	0.13	08/01/2057	66,100,000	66,100,000

				138,745,000

South Carolina: 0.91%

Variable Rate Demand Notes§: 0.91%
Eclipse Funding Trust 2007-0009-Solar Eclipse South (Transportation Revenue, U.S. Bank NA LOC)	0.07	10/01/2032	25,055,000	25,055,000
Piedmont Municipal Power Agency Series C (Utilities Revenue, TD Bank NA LOC)	0.04	01/01/2034	5,000,000	5,000,000
South Carolina Housing Finance & Development Authority MFHR Brookside Crossing Apartments Series 2008 (Housing Revenue, FHLMC Insured)	0.09	06/01/2046	4,900,000	4,900,000
South Carolina Jobs EDA Columbia Jewish Community Center (Miscellaneous Revenue, Wells Fargo Bank NA LOC)(q)	0.20	12/01/2024	2,620,000	2,620,000
South Carolina Jobs EDA Institutional Business & Home Project (IDR, Branch Banking & Trust LOC)	0.08	11/01/2034	4,500,000	4,500,000

				42,075,000

South Dakota: 0.41%

Variable Rate Demand Notes§: 0.41%
South Dakota Housing Development Authority (Housing Revenue, FNMA Insured)	0.10	02/15/2031	6,495,000	6,495,000
South Dakota State HEFA Regional Health (Hospital Revenue, U.S. Bank NA LOC)	0.33	09/01/2027	7,950,000	7,950,000
South Dakota State HEFA Sioux Valley Series B (Hospital Revenue, U.S. Bank NA LOC)	0.09	11/01/2034	4,700,000	4,700,000

				19,145,000

Tennessee: 1.11%

Other Municipal Debt: 0.08%
Sevier County TN Public Building Authority Public Projects Construction Notes Series B-3 (Miscellaneous Revenue)	1.25	05/01/2012	3,500,000	3,515,628

Variable Rate Demand Notes§: 1.03%
Alcoa Maryville Blount County TN Industrial Development Board Series A (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.08	06/01/2036	820,000	820,000
Blount County TN Public Building Authority Local Government Public Import E1 Series A (GO-Local, Branch Banking & Trust LOC, County Guaranty Insured)	0.08	06/01/2037	6,450,000	6,450,000
Clarksville TN Public Building Authority Metropolitan Government Nashville & Davidson (Miscellaneous Revenue, Bank of America NA LOC)	0.24	07/01/2026	200,000	200,000
Clarksville TN Public Building Authority Metropolitan Government Nashville & Davidson County HEFA Lipscomb University Project (Education Revenue, FHLB LOC)	0.07	11/01/2028	12,950,000	12,950,000

24	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Tennessee Municipal Energy Acquisition Corporation (Utilities Revenue)	0.17%	12/01/2016	$27,190,000	$27,190,000

				47,610,000

Texas: 10.74%

Other Municipal Debt: 0.04%
Texas State TAN (Tax Revenue)	2.00	08/31/2011	1,890,000	1,892,554

Variable Rate Demand Notes§: 10.70%
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project (Housing Revenue, FHLMC Insured)	0.15	09/01/2039	4,000,000	4,000,000
Bexar County TX Housing Finance Corporation Vista Meadows Fredricksburg Place Apartments Project Series 2006 (Housing Revenue, FHLMC Insured)	0.15	09/01/2036	12,435,000	12,435,000
Brazos County TX Health Facilities Development Corporation Franciscan Services PUTTER MT-636 (Hospital Revenue, NATL-RE Insured)††	0.16	01/01/2028	30,860,000	30,860,000
Clipper Tax-Exempt Certified Trust Series 2007-44 (Miscellaneous Revenue)	0.13	09/01/2014	28,780,000	28,780,000
Dallam County TX Industrial Development Corporation (Miscellaneous Revenue, Bank of the West LOC)	0.07	08/01/2035	5,000,000	5,000,000
Dallas TX Waterworks & Sewer System PUTTER (Water & Sewer Revenue)	0.13	10/01/2018	15,000,000	15,000,000
Del Valle TX GO Independent School District Building PUTTER Series 1946 (GO-Local, PSF-GTD Insured)	0.15	08/15/2014	6,140,000	6,140,000
Deutsche Bank Spears/Lifers Trust Goldman Sachs DB-597 (Tax Revenue, PSF-GTD Insured)	0.08	02/15/2028	11,425,000	11,425,000
Dickinson TX Independent School District Series SGA 94 (GO-Local, PSF-GTD Insured)	0.23	02/15/2028	10,600,000	10,600,000
Fort Bend TX Independent School District Series 2852 (GO-Local, PSF-GTD Insured)††	0.12	02/15/2016	1,800,000	1,800,000
Galveston County TX Housing Finance Corporation Village By The Sea Apartments Project (Housing Revenue, FNMA Insured)	0.10	02/15/2032	5,090,000	5,090,000
Gregg County TX Health Facilities Development Corporation (Hospital Revenue, JPMorgan Chase Bank LOC, Radian Insured)	0.33	10/01/2029	4,800,000	4,800,000
Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project Series A (Solid Waste Revenue)	0.24	03/01/2023	21,100,000	21,100,000
Houston TX Airport System Sub Lien Series B PUTTER DBE-526 (Airport Revenue, FGIC Insured)	0.08	07/01/2026	9,320,000	9,320,000
Houston TX Utilities Systems Authority Series 2010-B (Water & Sewer Revenue, Royal Bank of Canada LOC)††	0.08	05/15/2034	20,100,000	20,100,000
Lovejoy TX Independent School District PUTTER DB-514 (GO-Local, PSF-GTD Insured)	0.08	02/15/2038	3,270,000	3,270,000
Medina Valley TX Independent School District ROC RR II R-11969 (Tax Revenue, PSF-GTD Insured)††	0.11	08/15/2015	2,960,000	2,960,000
Northwest TX Independent School District ROC RR II-11539PB (Tax Revenue, PSF-GTD Insured)	0.14	02/15/2015	5,555,000	5,555,000
Panhandle TX Regional Housing Finance Corporation Jason Avenue Residential Apartments (Housing Revenue, FHLMC LOC)	0.09	08/01/2041	7,500,000	7,500,000
Port Arthur TX Navigation District Industrial Development Corporation (IDR)	0.09	06/01/2041	45,000,000	45,000,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series A (IDR)	0.19	04/01/2040	43,375,000	43,375,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series B (Resource Recovery Revenue)	0.19	12/01/2039	5,950,000	5,950,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series B (Resource Recovery Revenue)	0.26	12/01/2039	15,700,000	15,700,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	25

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series C (Resource Recovery Revenue)	0.26%	12/01/2039	$10,600,000	$10,600,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Series B (IDR)	0.19	04/01/2040	8,350,000	8,350,000
Port Arthur TX Navigation District of Jefferson County Multi Mode ATOFINA Chemicals, Incorporated Project (Miscellaneous Revenue)	0.09	04/01/2027	2,000,000	2,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series B (Resource Recovery Revenue)	0.12	07/01/2029	11,700,000	11,700,000
RBC Municipal Products Incorporate Trust Floater Certificates Series E-18 (Hospital Revenue, Royal Bank of Canada LOC)††	0.08	06/01/2032	17,395,000	17,395,000
San Antonio TX Electric & Gas Deutsche Bank Spears Trust Series 2007 (Utilities Revenue)	0.08	02/01/2032	8,650,000	8,650,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue)	0.13	12/15/2026	92,000,000	92,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2849 (Utilities Revenue)	0.13	12/15/2026	11,578,947	11,578,947
Texas State Department of Housing & Community Affairs Costa Ibiza Apartments (Housing Revenue, FHLMC Insured)	0.09	08/01/2041	13,550,000	13,550,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (Hospital Revenue, Bank of America NA LOC)	0.18	07/01/2020	2,800,000	2,800,000

				494,383,947

Utah: 0.72%

Variable Rate Demand Notes§: 0.72%
PFOTER Series P-Floats-PPT-1008- CL-A (Housing Revenue, FHLMC Insured)	0.11	01/01/2032	19,405,000	19,405,000
South Valley Sewer District ROC RR II R-11919 (Water & Sewer Revenue, BHAC Insured)††	0.11	07/01/2016	3,995,000	3,995,000
West Jordan UT Multifamily Housing Broadmoor Village Apartments (Housing Revenue, FHLMC Insured)	0.10	12/01/2034	9,675,000	9,675,000

				33,075,000

Vermont: 0.73%

Variable Rate Demand Notes§: 0.73%
Vermont Educational & Health Buildings Financing Agency Brattleboro Memorial Hospital Project A (Hospital Revenue, TD Bank NA LOC)	0.24	10/01/2028	2,135,000	2,135,000
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series A (Education Revenue, TD Bank NA LOC)	0.24	07/01/2033	3,140,000	3,140,000
Vermont Educational & Health Buildings Financing Agency North County Hospital Project A (Health Revenue, TD Bank NA LOC)	0.24	10/01/2034	10,295,000	10,295,000
Vermont Educational & Health Buildings Financing Agency Northeastern Vermont Regional Hospital Series A (Health Revenue, TD Bank NA LOC)	0.24	10/01/2029	2,065,000	2,065,000
Vermont Educational & Health Buildings Financing Agency Various Norwich University Project (Education Revenue, TD Bank NA LOC)	0.05	09/01/2038	16,005,000	16,005,000

				33,640,000

Virginia: 1.00%

Variable Rate Demand Notes§: 1.00%
Arlington County VA IDA Refunding MFHR Woodbury Park Apartments Project Series 2005-A (Housing Revenue, FHLMC Insured)	0.09	03/01/2035	800,000	800,000
Fairfax County VA IDA Inova Health Care (Hospital Revenue)	0.20	05/15/2039	5,000,000	5,000,000

26	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Fauquier County VA IDA Highland School Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.08%	12/01/2033	$4,250,000	$4,250,000
James City County VA IDA Chambrel Project (Housing Revenue, FNMA Insured)	0.09	11/15/2032	12,715,000	12,715,000
Norfolk VA EDA Inova Health Systems (Health Revenue)	0.20	11/01/2034	5,000,000	5,000,000
Virginia Commonwealth University Health System Authority Series A (Hospital Revenue, Branch Banking & Trust LOC)	0.22	07/01/2037	110,000	110,000
Virginia Small Business Financing Authority Carilion Clinic Obligation Series B (Hospital Revenue, PNC Bank NA LOC)	0.17	07/01/2042	18,330,000	18,330,000

				46,205,000

Washington: 1.25%

Variable Rate Demand Notes§: 1.25%
Bellevue WA ROC RR 11 R-12315 (GO-Local, AGM-CR NATL-RE Insured)††	0.11	12/01/2013	7,870,000	7,870,000
King City WA Public Hospital District #1 (Hospital Revenue, Assured Guaranty Insured)	0.20	12/01/2015	6,930,000	6,930,000
King County WA Sewer Series 3090 (Water & Sewer Revenue, FSA Insured)††	0.08	01/01/2039	12,000,000	12,000,000
Seattle WA Water & Sewer Systems Eclipse Funding Trust Series 2006-0002 (Water & Sewer Revenue, U.S. Bank NA LOC)	0.07	09/01/2029	9,685,000	9,685,000
Washington State HEFAR University Puget Sound Project A Puttable (Education Revenue, Bank of America NA LOC)	0.11	10/01/2030	6,505,000	6,505,000
Washington State Housing Finance Commission (Housing Revenue, FHLMC Insured)	0.09	07/01/2044	3,250,000	3,250,000
Washington State ROC RR II R-12285 (GO-State, FSA-CR FGIC Insured)††	0.11	01/01/2031	11,625,000	11,625,000

				57,865,000

West Virginia: 0.66%

Variable Rate Demand Notes§: 0.66%
Monongalia County WV Building Commission Series A (Health Revenue, JPMorgan Chase Bank LOC)	0.12	07/01/2040	11,655,000	11,655,000
Weirton WV Municipal Hospital Building Commission Weirton Medical Center Incorporated (Hospital Revenue, PNC Bank NA LOC)	0.08	12/01/2031	8,985,000	8,985,000
West Virginia State Hospital Finance Authority Cabell Hospital Series A (Hospital Revenue, Branch Banking & Trust LOC)	0.08	01/01/2034	10,000,000	10,000,000

				30,640,000

Wisconsin: 2.87%

Other Municipal Debt: 0.30%
Wisconsin State HEFA Series 08-A (Hospital Revenue)	0.42	09/01/2011	7,000,000	7,000,000
Wisconsin State HEFA Series 08-B (Hospital Revenue)	0.42	09/01/2011	7,000,000	7,000,000

				14,000,000

Variable Rate Demand Notes§: 2.57%
Appleton WI Recovery Zone Facilities Foremost Farms USA (Miscellaneous Revenue, CoBank ACB LOC)	0.08	05/01/2037	4,000,000	4,000,000
Milwaukee WI RDA University of Wisconsin Kenilworth Project (Education Revenue, U.S. Bank NA LOC)	0.08	09/01/2040	7,725,000	7,725,000
Wisconsin HEFA Ministry Healthcare Incorporated Project Series B (Health Revenue)	0.07	08/01/2022	15,485,000	15,485,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	27

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Wisconsin HEFA ProHealth Care Incorporated Series A (Hospital Revenue, U.S. Bank NA LOC)	0.33%	08/01/2030	$5,875,000	$5,875,000
Wisconsin HEFA St. Norbert College Incorporated (Education Revenue, JPMorgan Chase & Company LOC)	0.09	02/01/2038	9,935,000	9,935,000
Wisconsin State HEFA Fort Healthcare Incorporated Series A (Hospital Revenue, JPMorgan Chase Bank LOC)	0.33	05/01/2037	6,185,000	6,185,000
Wisconsin State HEFA Hess Memorial Hospital Incorporated (Hospital Revenue, U.S. Bank NA LOC)	0.08	05/01/2024	11,390,000	11,390,000
Wisconsin State HEFA Meriter Retirement Services Series B (Health Revenue, U.S. Bank NA LOC)	0.10	03/01/2038	6,150,000	6,150,000
Wisconsin State Series 1 PUTTER 2009-36 (GO-State)	0.13	05/01/2020	26,755,000	26,755,000
Wisconsin State Series 1 PUTTER 2009-6 (GO-State)	0.13	05/01/2013	25,000,000	25,000,000

				118,500,000

Total Investments in Securities
(Cost $4,240,201,756)*	91.80%	4,240,201,756
Other Assets and Liabilities, Net	8.20	378,525,471

Total Net Assets	100.00%	$4,618,727,227

§	These securities are subject to a demand feature which reduces the effective maturity.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(q)	Credit enhancement is provided by an affiliate.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage National Tax-Free Money Market Fund	Statement of Assets and Liabilities—July 31, 2011 (Unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$4,240,201,756
Cash	260,079,224
Receivable for investments sold	117,155,067
Receivable for Fund shares sold	119,648
Receivable for interest	2,246,932
Receivable from adviser	914,612
Prepaid expenses and other assets	89,032

Total assets	4,620,806,271

Liabilities
Dividends payable	23,850
Payable for Fund shares redeemed	487,688
Distribution fees payable	135,705
Due to other related parties	730,051
Shareholder report expenses payable	146,043
Custodian and accounting fees payable	124,884
Shareholder servicing fees payable	402,014
Accrued expenses and other liabilities	28,809

Total liabilities	2,079,044

Total net assets	$4,618,727,227

NET ASSETS CONSIST OF
Paid-in capital	$4,618,478,420
Undistributed net investment income	18
Accumulated net realized gains on investments	248,789

Total net assets	$4,618,727,227

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$701,862,978
Shares outstanding – Class A	701,785,371
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$313,601,653
Shares outstanding – Administrator Class	313,569,572
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$2,563,938,910
Shares outstanding – Institutional Class	2,563,667,189
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$587,019,756
Shares outstanding – Service Class	586,960,898
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$452,303,930
Shares outstanding – Sweep Class	452,287,830
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended July 31, 2011 (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	29

Investment income
Interest	$5,355,007

Expenses
Advisory fee	2,385,112
Administration fees
Fund level	1,190,014
Class A	937,845
Administrator Class	167,460
Institutional Class	1,122,702
Service Class	376,582
Sweep Class	163,160
Shareholder servicing fees
Class A	1,002,220
Administrator Class	165,744
Service Class	777,698
Sweep Class	185,409
Distribution fees
Sweep Class	259,572
Custody and accounting fees	123,250
Professional fees	17,882
Registration fees	10,356
Shareholder report expenses	28,778
Trustees’ fees and expenses	5,245
Other fees and expenses	57,089

Total expenses	8,976,118
Less: Fee waivers and/or expense reimbursements	(4,478,904)

Net expenses	4,497,214

Net investment income	857,793
Net realized gains on investments	209,641

Net increase in net assets resulting from operations	$1,067,434

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage National Tax-Free Money Market Fund	Statements of Changes in Net Assets

	Six Months Ended July 31, 2011 (Unaudited)		Year Ended January 31, 2011[1]		Year Ended February 28, 2010

Operations
Net investment income		$857,793		$3,147,350		$9,561,850
Net realized gains on investments		209,641		133,587		329,201

Net increase in net assets resulting from operations		1,067,434		3,280,937		9,891,051

Distributions to shareholders from
Net investment income
Class A		(42,627)		(89,245)		(556,154)
Administrator Class		(16,965)		(135,401)		(910,229)
Institutional Class		(759,405)		(2,832,178)		(6,501,763)
Service Class		(31,380)		(90,345)		(1,593,687)
Sweep Class		(7,416)		(178)[2]		NA
Net realized gains
Class A		0		(22,813)		(84,941)
Administrator Class		0		(8,587)		(38,014)
Institutional Class		0		(65,322)		(169,665)
Service Class		0		(21,744)		(90,859)
Sweep Class		0		(262)[2]		NA

Total distributions to shareholders		(857,793)		(3,266,075)		(9,945,312)

	Shares		Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	990,919,198	990,919,198	1,395,771,868	1,395,771,868	1,205,818,801	1,205,818,801
Administrator Class	122,437,373	122,437,373	296,173,817	296,173,817	470,840,097	470,840,097
Institutional Class	5,894,964,344	5,894,964,344	12,910,627,926	12,910,627,926	8,019,262,600	8,019,262,600
Service Class	507,125,626	507,125,626	1,294,037,180	1,294,037,180	1,614,119,092	1,614,119,092
Sweep Class	751,663,077	751,663,077	14,993,156 [2]	14,993,156 [2]	NA	NA

		8,267,109,618		15,911,603,947		11,310,040,590

Reinvestment of distributions
Class A	41,891	41,891	110,580	110,580	644,234	644,234
Administrator Class	14,464	14,464	127,177	127,177	916,869	916,869
Institutional Class	233,621	233,621	1,410,010	1,410,010	3,701,725	3,701,725
Service Class	5,279	5,279	13,322	13,322	248,690	248,690
Sweep Class	7,416	7,416	440 [2]	440 [2]	NA	NA

		302,671		1,661,529		5,511,518

Payment for shares redeemed
Class A	(1,235,046,786)	(1,235,046,786)	(1,468,465,692)	(1,468,465,692)	(1,756,338,646)	(1,756,338,646)
Administrator Class	(170,598,763)	(170,598,763)	(354,495,225)	(354,495,225)	(569,314,030)	(569,314,030)
Institutional Class	(6,219,924,770)	(6,219,924,770)	(12,180,378,396)	(12,180,378,396)	(8,355,250,035)	(8,355,250,035)
Service Class	(572,120,946)	(572,120,946)	(1,697,327,637)	(1,697,327,637)	(2,433,961,093)	2,433,961,093
Sweep Class	(304,374,241)	(304,374,241)	(10,002,018)[2]	(10,002,018)[2]	NA	NA

		(8,502,065,506)		(15,710,668,968)		(13,114,863,804)

Net asset value of shares issued in acquisition
Institutional Class	0	0	107,938,955	107,942,643	0	0

Net increase (decrease) in net assets resulting from capital share transactions		(234,653,217)		310,539,151		(1,799,311,696)

Total increase (decrease) in net assets		(234,443,576)		310,554,013		(1,799,365,957)

Net assets
Beginning of period		4,853,170,803		4,542,616,790		6,341,982,747

End of period		$4,618,727,227		$4,853,170,803		$4,542,616,790

Undistributed net investment income		$18		$18		$15

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Class commenced operations on July 30, 2010.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage National Tax-Free Money Market Fund	31

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]	Year Ended February 28,
Class A			2010	2009	2008	2007	2006[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.03	0.03	0.02
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.03	0.03	0.02
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.03)	(0.03)	(0.02)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.03)	(0.03)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.05%	1.32%	2.91%	2.92%	1.89%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.61%	0.67%	0.67%	0.65%	0.65%	0.66%
Net expenses	0.22%	0.32%	0.46%	0.67%	0.65%	0.65%	0.65%
Net investment income	0.01%	0.01%	0.05%	1.27%	2.86%	2.89%	2.07%
Supplemental data
Net assets, end of period (000’s omitted)	$701,863	$945,917	$1,018,470	$1,568,362	$1,562,483	$1,164,801	$1,001,084

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the eleven months ended February 28, 2006. The Fund changed its fiscal year end from March 31 to February 28, effective February 28, 2006.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage National Tax-Free Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]	Year Ended February 28,
Administrator Class			2010	2009	2008	2007	2006[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03	0.03	0.02
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03	0.03	0.02
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)	(0.03)	(0.02)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)	(0.03)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.04%	0.18%	1.68%	3.27%	3.28%	2.21%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	040%	0.40%	0.38%	0.38%	0.39%
Net expenses	0.22%	0.29%	0.31%	0.32%	0.30%	0.30%	0.30%
Net investment income	0.01%	0.04%	0.18%	1.63%	3.24%	3.23%	2.39%
Supplemental data
Net assets, end of period (000’s omitted)	$313,602	$361,735	$419,954	$517,520	$517,666	$541,840	$561,788

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the eleven months ended February 28, 2006. The Fund changed its fiscal year end from March 31 to February 28, effective February 28, 2006.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage National Tax-Free Money Market Fund	33

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]	Year Ended February 28,
Institutional Class			2010	2009	2008	2007	2006[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03	0.03	0.02
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03	0.03	0.02
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)	(0.03)	(0.02)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)	(0.03)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.03%	0.12%	0.27%	1.78%	3.37%	3.39%	2.31%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.25%	0.29%	0.28%	0.26%	0.26%	0.27%
Net expenses	0.17%	0.20%	0.23%	0.22%	0.20%	0.20%	0.20%
Net investment income	0.05%	0.13%	0.28%	1.77%	3.31%	3.35%	2.46%
Supplemental data
Net assets, end of period (000’s omitted)	$2,563,939	$2,888,542	$2,048,774	$2,381,083	$1,403,838	$1,146,902	$700,534

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the eleven months ended February 28, 2006. The Fund changed its fiscal year end from March 31 to February 28, effective February 28, 2006.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage National Tax-Free Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]	Year Ended February 28,
Service Class			2010	2009	2008	2007	2006[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.03	0.03	0.02
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.03	0.03	0.02
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.03)	(0.03)	(0.02)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.03)	(0.03)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.10%	1.52%	3.12%	3.13%	2.08%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.53%	0.58%	0.57%	0.55%	0.55%	0.56%
Net expenses	0.22%	0.32%	0.40%	0.47%	0.45%	0.45%	0.45%
Net investment income	0.01%	0.01%	0.12%	1.47%	3.07%	3.09%	2.23%
Supplemental data
Net assets, end of period (000’s omitted)	$587,020	$651,984	$1,055,420	$1,875,018	$1,674,047	$1,303,728	$1,160,594

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the eleven months ended February 28, 2006. The Fund changed its fiscal year end from March 31 to February 28, effective February 28, 2006.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage National Tax-Free Money Market Fund	35

(For a share outstanding throughout each period)

Sweep Class	Six Month Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.00%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.98%	0.98%
Net expenses	0.13%	0.32%
Net investment income	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$452,304	$4,992

1.	For the period from July 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage National Tax-Free Money Market Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage National Tax-Free Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	37

dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Fund’s Portfolio of Investments.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets of the Fund.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

38	Wells Fargo Advantage National Tax-Free Money Market Fund	Notes to Financial Statements (Unaudited)

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class.

Shareholder servicing

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. ACQUISITION

After the close of business on November 5, 2010, the Fund acquired the net assets of Wells Fargo Advantage National Tax-Free Money Market Trust. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Existing shareholders of Wells Fargo Advantage National Tax-Free Money Market Trust received Institutional Class shares of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage National Tax-Free Money Market Trust for 107,938,955 shares of the Fund valued at $107,942,643 at an exchange ratio of 1.00 for Institutional Class shares. The investment portfolio of Wells Fargo Advantage National Tax-Free Money Market Trust with a fair value of $107,514,791 and amortized cost of $107,514,791 at November 5, 2010 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Advantage National Tax-Free Money Market Trust and the Fund immediately prior to the acquisition were $107,942,643 and $4,602,060,727, respectively. The aggregate net assets of the Fund immediately after the acquisition were $4,710,003,370. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage National Tax-Free Money Market Trust was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed March 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$3,264,021
Net realized and unrealized gains on investments	$131,645
Net increase in net assets resulting from operations	$3,395,666

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	39

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of July 31, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

40	Wells Fargo Advantage National Tax-Free Money Market Fund	Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site

(www.wellsfargo.com/advantagefunds) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

Other Information (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	41

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

42	Wells Fargo Advantage National Tax-Free Money Market Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

Other Information (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	43

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

California Municipal Money Market Fund, Municipal Cash Management Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund

(Not all of the funds described in this Board considerations section are part of this shareholder report. This shareholder report only relates to National Tax-Free Money Market Fund.)

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the California Municipal Money Market Fund, Municipal Cash Management Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund (collectively, the “Funds”); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for each of the Funds. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to each Fund specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for each of the Funds as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for each of the Funds was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital

44	Wells Fargo Advantage National Tax-Free Money Market Fund	Other Information (Unaudited)

Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by Funds Management and Wells Capital Management.

Fund performance and expenses

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that were determined by Lipper Inc. (“Lipper”) to be similar to the Funds, and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of each of the Funds was generally higher than or in range of the median performance of the Universe for the periods under review.

The Board received and considered information regarding each Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to each Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in a Fund’s Expense Group. The Board noted that the net operating expense ratios of the Service Class, Administrator Class and Institutional Class of each of the Funds were in range of each Fund’s respective Expense Group’s median net operating expense ratio. The Board also noted that the net operating expense ratios of the Class A and Sweep Class of each of the Funds were higher than each Fund’s respective Expense Group’s median net operating expense ratio and that the net operating expense ratio of the Municipal Money Market Fund (Investor Class) was not appreciably higher than the Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Funds’ administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rates”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”).

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in each Fund’s Expense Group median. The Board noted that the Advisory Agreement Rates for each of the Funds were in range of the median rate of each Fund’s Expense Group, except for the Municipal Money Market Fund and the New York Municipal Money Market Fund (Sweep Class). The Board noted that the Net Advisory Rates for the Service Class, Administrator Class and the Institutional Class of each of the Funds were lower than or in range of the median rate of each Fund’s Expense Group. The Board noted that the Net Advisory Rate for the Investor Class, Class A and Sweep Class of each of the Funds was not appreciably higher than the median rate for the Fund’s Expense, except for the Sweep Class of the Municipal Money Market Fund, New Jersey Municipal Money Market Fund and the New York Municipal Money Market Fund. The Board further noted that Funds Management had agreed to continue and, in certain instances, reduce contractual fee cap arrangements for the Funds designed to lower the Funds’ expenses.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens

Other Information (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	45

and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

In each case, the Board determined that the Advisory Agreement Rates for the Funds, both with and without administration fee rates and before and after waivers, were acceptable in light of the Funds’ Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of each Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Funds to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to any of the Funds, individually or in the aggregate, was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in each Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rates of the Funds (as a percentage of Fund assets) as the Funds grow in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Funds. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Funds and receives certain compensation for those services. The Board noted that the Funds pay sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Funds’ shares, including the multiple channels through which the Funds’ shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that

46	Wells Fargo Advantage National Tax-Free Money Market Fund	Other Information (Unaudited)

have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage National Tax-Free Money Market Fund	47

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
RIB	— Residual Interest Bond
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.

204805 09-11 SA309/SAR309 7-11

Wells Fargo Advantage

New Jersey Municipal Money Market Fund

Semi-Annual Report

July 31, 2011

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Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2011, unless otherwise noted and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $221 billion in assets under management, as of July 31, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage New Jersey Municipal Money Market Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Dear Valued Shareholder,

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage New Jersey Municipal Money Market Fund for the six-month period that ended July 31, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We believe this change will give you more convenient access to your fund data.

The period began modestly as improving economic optimism generally shifted investors toward equities and riskier assets and away from U.S. Treasuries and lower-yielding fixed-income securities. Returns from fixed income were modest in the opening months of 2011 but were generally still positive as U.S. Treasury yields incrementally climbed higher. But after the slow start, bond prices once again strongly improved, sparked by a sharp decline in U.S. Treasury prices in April that carried into May. Late in the period, lower-rated bonds declined in price more than the higher credit-quality tiers but not enough to outweigh the stronger performance from lower-rated securities during the period. Lower-quality and longer-maturity fixed-income securities generally outperformed higher-quality and shorter-maturity securities over the full period.

The activity within the broader bond market also resonated with money market participants. As the economic and credit environment reverberated from the ongoing sovereign debt concerns and softening economic data, many participants continued to balance a need for stability and desire for higher yields. The result has been good demand for domestic commercial paper and certificate of deposits. Also, in spite of all the discussion about sovereign debt, many money market participants continue to maintain some exposures to foreign banks based on the quality of their fundamentals. By focusing more on the fundamentals and taking a more selective approach to the short-term security market helped the markets avoid the severe yield volatility or significant flight-to-quality experienced during the spring of 2010, when the Greek sovereign debt crisis first emerged.

The global economic “recovery” hit a snag, but the end of 2011 could regain momentum.

The U.S. economic recovery that began in mid-2009 and gained further momentum throughout 2010, particularly during the fourth quarter, has failed to maintain that level of growth through the first seven months of 2011. For example, gross domestic product (GDP), the broadest measure of economic activity, grew at an annualized rate of 3.1% in the fourth quarter of 2010, only to slow dramatically during the first quarter of 2011. The latest revision to first-quarter GDP data during the period indicated that the economy grew at an annualized rate of 0.4% during the first quarter of 2011. While still positive, it’s a much slower pace of growth than experienced in the second half of 2010 and notably lower than consensus forecasts. Nevertheless, the advance estimate of second-quarter 2011 GDP, which was released on July 29, 2011, was 1.3%, suggesting that the U.S. economy continues to expand, though at a slow and uneven pace.

Jobs and housing remained troublesome.

The July 2011 unemployment rate in the U.S. was reported at 9.1%, down from 9.5% a year earlier but still notably higher than historical averages. Unfortunately, the drop may be more attributable to a decline in the labor force than to a meaningful uptick in hiring. The level of job creation in 2011 has been trending

Letter to Shareholders	Wells Fargo Advantage New Jersey Municipal Money Market Fund	3

below historical averages, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite some tentative late-year signs of stabilization. That said, persistent weakness in the labor and housing markets bears close watching in the months ahead.

Other economic data in the U.S. has been more encouraging, reflecting greater confidence in the sustainability of the expansion on the part of both consumers and businesses. Retail sales came in strong at certain points during the period and industrial production and new orders have picked up. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and information technology. Core inflation, which excludes volatile food and energy prices, remained benign.

The Federal Reserve believes the economic recovery will accelerate in future quarters.

With inflation subdued, the Federal Open Market Committee (FOMC) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0.00% to 0.25%. On June 22, 2011, in its final statement of the six-month period, the Fed reiterated that the economic recovery “is proceeding at a moderate pace,” but that “recent labor market indicators have been weaker than anticipated.” It described the recent increase in inflation as temporary, suggesting that inflation pressures will ease going forward. While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

As recent headwinds subside, it is reasonable to expect markets to regain focus.

Now that it appears the debt ceiling has been increased and a U.S. default will be averted, money market participants and the broader bond market can get back to more fundamental and lasting concerns-chiefly, the economy. After avoiding short-term Treasuries in late July 2011, ahead of pending U.S. debt ceiling deadline, money market participants have returned to the U.S. short-term markets1. Economic indicators released in the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory. Most indicators still point toward real GDP growth in the 2% to 3% range in the second half of 2011. While that is not enough to produce big employment gains, it might be sufficient to cause Treasury yields to retrace some of the late-July declines.

Don’t let short-term uncertainty derail long-term investment goals.

While periods of uncertainty can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, Wells Fargo Advantage Funds represents investments across a broad range of asset classes and investment styles with more than 110 mutual funds, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk.

1.	Comments expressed that do not fall within the reporting period are as of August 2, 2011.

While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

Economic indicators released in the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory.

4	Wells Fargo Advantage New Jersey Municipal Money Market Fund	Letter to Shareholders

In our opinion, diligent and earnest assessment of the fundamental characteristics of money market eligible securities will be a key differentiating factor between which investment strategies meet client expectations and which do not. At Wells Fargo Advantage Funds, we intend to continue the emphasis of principal preservation and high liquidity across our lineup of Wells Fargo Advantage Money Market Funds. In changing markets, we believe it is particularly important to have diligent investment analysts in charge of investor assets.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Performance Highlights (Unaudited)

Wells Fargo Advantage New Jersey Municipal Money Market Fund

5

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from regular federal income tax and New Jersey individual income tax, while preserving capital and liquity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

James Randazzo

FUND INCEPTION

October 26, 1998

SECTOR DISTRIBUTION[1] (AS OF JULY 31, 2011)

EFFECTIVE MATURITY DISTRIBUTION[1] (AS OF JULY 31,
2011)

WEIGHTED AVERAGE MATURITY[2] (AS OF JULY 31,
2011)

6 Days

WEIGHTED AVERAGE FINAL MATURITY[3] (AS OF JULY 31,
2011)

6 Days

1.
Sector distribution and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.
Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.
Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the Fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

6

Wells Fargo Advantage New Jersey Municipal Money Market Fund

Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JULY 31, 2011)

Expense Ratios[5]

Inception Date

6 Months*

1 Year

5 Year

10 Year

Gross

Net[6]

Class A (ENJXX)

10/26/1998

0.00

0.01

1.17

1.18

0.89%

0.70%

Service Class (EJMXX)

04/05/1999

0.00

0.01

1.35

1.42

0.79%

0.45%

Sweep Class

06/30/2000

0.00

0.01

1.01

0.95

1.24%

1.05%

*
Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[6] (AS OF JULY 31, 2011)

Class A

Service Class

Sweep Class

7-Day Current Yield

0.01%

0.01%

0.01%

7-Day Compound Yield

0.01%

0.01%

0.01%

30-Day Simple Yield

0.01%

0.01%

0.01%

30-Day Compound Yield

0.01%

0.01%

0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.

An investment in a money market fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

4.
Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen New Jersey
Municipal Money Market Fund.

5.
Reflects the expense ratios as stated in the most recent prospectuses.

6.
The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating
Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been
(0.83)%, (0.73)%, and (1.18)% for Class A, Service Class and Sweep Class, respectively.

Fund Expenses

Wells Fargo Advantage New Jersey Municipal Money Market Fund

7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (if any) and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an
investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2011 to July 31, 2011.

Actual Expenses

The “Actual” line of the table below provides
information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as any contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 02-01-2011

Ending Account Value 07-31-2011

Expenses Paid During the Period¹

Net Annual Expense Ratio

Class A

Actual

$
1,000.00

$
1,000.05

$
0.94

0.19
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.85

$
0.95

0.19
%

Service Class

Actual

$
1,000.00

$
1,000.05

$
0.89

0.18
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.90

$
0.90

0.18
%

Sweep Class

Actual

$
1,000.00

$
1,000.05

$
0.99

0.20
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.80

$
1.00

0.20
%

1.
Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8

Wells Fargo Advantage New Jersey Municipal Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Municipal Bonds and Notes: 94.54%

Arizona: 0.43%

Variable Rate Demand Note§: 0.43%

Maricopa County, AZ IDA Valley of the Sun YMCA Project (IDR, U.S. Bank NA LOC)

0.10
%

12/01/2037

$
600,000

$
600,000

California: 0.21%

Variable Rate Demand Note§: 0.21%

California State Series A3 (GO-State, Bank of Montreal LOC)

0.21

05/01/2033

300,000

300,000

Delaware: 3.33%

Variable Rate Demand Notes§: 3.33%

Delaware River & Bay Authority (Transportation Revenue, TD Bank NA LOC)

0.05

01/01/2030

3,800,000

3,800,000

Delaware State Economic Development Authority IDR Clean Power Project Series A (Energy Revenue)

0.21

08/01/2029

500,000

500,000

Delaware State Economic Development Authority IDR Clean Power Project Series D (Energy Revenue)

0.21

08/01/2029

350,000

350,000

4,650,000

Florida: 0.36%

Variable Rate Demand Note§: 0.36%

Palm Beach County FL Pine Crest Preparatory (Education Revenue, Bank of America NA LOC)

0.13

06/01/2032

500,000

500,000

Maryland: 0.72%

Other Municipal Debt: 0.72%

Montgomery County MD BAN 2010 Series B (Miscellaneous Revenue, State Street Bank & Trust Insured)

0.09

08/09/2011

1,000,000

1,000,000

New Jersey: 67.94%

Variable Rate Demand Notes§: 67.94%

Burlington County NJ Bridge Lutheran Home Project Series A (Health Revenue, Commerce Bank NA LOC)

0.10

12/01/2025

965,000

965,000

Camden County NJ Import Authority Cooper Health System (Hospital Revenue, TD Bank NA LOC)

0.04

08/01/2032

4,595,000

4,595,000

Garden State Preservation Trust New Jersey Open Space & Farmland 2005 Series A (Tax Revenue, FSA Insured)

0.12

05/01/2024

4,185,000

4,185,000

Gloucester County NJ Industrial PCFA Exxon Mobil (Resource Recovery Revenue, Mobil Corporation Guarantee Agreement)

0.10

01/01/2022

2,700,000

2,700,000

Mercer County NJ Import Authority Atlantic Funding Project (Education Revenue, Bank of America NA LOC)

0.25

09/01/2028

3,785,000

3,785,000

New Jersey Economic Development Authority (Tax Revenue, BHAC-CR NATL-RE Insured)

0.11

07/01/2022

2,190,000

2,190,000

New Jersey Economic Development Authority Gas Facility (Utilities Revenue, Bank of Tokyo-Mitsubishi UFJ LOC)

0.23

10/01/2022

4,200,000

4,200,000

New Jersey Economic Development Authority Lawrenceville School Project (Education Revenue)

0.22

07/01/2031

400,000

400,000

New Jersey Economic Development Authority Presbyterian Homes Assistance Project Series B (Health Revenue, Commerce Bank NA LOC)

0.06

04/01/2016

1,340,000

1,340,000

New Jersey Economic Development Authority Princeton Day School Project (Education Revenue, U.S. Bank NA LOC)

0.06

08/01/2035

5,000,000

5,000,000

Portfolio of Investments—July 31, 2011 (Unaudited)

Wells Fargo Advantage New Jersey Municipal Money Market Fund

9

Security Name

Interest Rate

Maturity Date

Principal

Value

Variable Rate Demand Notes§ (continued)

New Jersey Economic Development Authority The Hun School of Princeton Project (Miscellaneous Revenue, PNC Bank NA LOC)

0.05
%

11/01/2034

$
5,000,000

$
5,000,000

New Jersey Economic Development Authority The Peddie School Project Series 1996 (Education Revenue, U.S. Bank NA Insured)

0.06

02/01/2026

2,250,000

2,250,000

New Jersey Economic Development Authority Various Paddock Realty LLC Project (IDR, Wells Fargo Bank NA LOC)(q)

0.25

05/01/2031

915,000

915,000

New Jersey Economic Development Authority Various Peddie School Project Series B (Education Revenue, U.S. Bank NA Insured)

0.06

02/01/2019

995,000

995,000

New Jersey Economic Development Authority Various Peddie School Project Series B (Education Revenue, U.S. Bank NA Insured)

0.06

02/01/2029

705,000

705,000

  New Jersey Educational Facilities Authority Various Institute Defense Analyses Series D (Miscellaneous Revenue, Branch Banking & Trust LOC,
AMBAC Insured)

0.08

10/01/2030

4,500,000

4,500,000

  New Jersey Health Care Facilities Financing Authority Various Virtua Health Service Series C (Health Revenue, JPMorgan Chase Bank
LOC)

0.25

07/01/2043

250,000

250,000

New Jersey HFFA Princeton Healthcare Series B (Hospital Revenue, TD Bank NA LOC)

0.06

07/01/2041

700,000

700,000

New Jersey HFFA Series A1 (Hospital Revenue, TD Bank NA LOC)

0.10

07/01/2014

1,645,000

1,645,000

New Jersey HFFA Various Princeton Healthcare Series A (Hospital Revenue, Bank of America NA LOC)

0.10

07/01/2041

2,000,000

2,000,000

New Jersey HFFA Various Somerset Medical Center (Hospital Revenue, TD Bank NA LOC)

0.06

07/01/2024

1,565,000

1,565,000

  New Jersey Higher Education Assistance Authority Student Loan Series ROC-RR-II-R-11853 (Education Revenue, Assured Guaranty
Insured)††

0.23

06/01/2016

4,400,000

4,400,000

New Jersey Housing & Mortgage Finance Agency Series A (Housing Revenue, FSA Insured)††

0.11

05/01/2027

1,310,000

1,310,000

New Jersey State Building Authority Sub Series A-3 (Lease Revenue, Barclays Bank plc LOC)

0.05

06/15/2023

5,415,000

5,415,000

New Jersey State Higher Education Assistance Student Loan Revenue (Education Revenue, Assured Guaranty Insured)

0.23

06/01/2016

5,000,000

5,000,000

New Jersey State Transportation Trust Fund Authority PUTTER DB-297 (Miscellaneous Revenue, NATL-RE FGIC Insured)

0.08

12/15/2031

4,910,000

4,910,000

  New Jersey State Transportation Trust Fund Capital Appreciation Transportation System Series C (Transportation Revenue, FSA
Insured)

0.08

12/15/2033

4,590,000

4,590,000

New Jersey State Turnpike Authority Refunding Various Series B (Transportation Revenue, PNC Bank NA LOC)

0.14

01/01/2024

5,000,000

5,000,000

New Jersey State Turnpike Authority Refunding Various Series C (Transportation Revenue, Scotia Bank LOC)

0.04

01/01/2024

4,950,000

4,950,000

New Jersey State Turnpike Authority Refunding Various Series D (Transportation Revenue, Scotia Bank LOC)

0.14

01/01/2024

4,200,000

4,200,000

New Jersey Transportation Trust Fund Series 31 (Miscellaneous Revenue, State Street Bank & Trust Insured)††

0.08

12/15/2023

5,200,000

5,200,000

94,860,000

New York: 2.55%

Variable Rate Demand Notes§: 2.55%

Austin Trust Various States Series 2008-1067 (Port, Airport, & Marina Authority Revenue, GO of Authority Insured)

0.18

10/01/2025

1,415,000

1,415,000

  Port Authority of New York & New Jersey (Port, Airport, & Marina Authority Revenue, Barclays Bank plc
Insured)††

0.06

01/15/2041

2,150,000

2,150,000

3,565,000

10

Wells Fargo Advantage New Jersey Municipal Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Pennsylvania: 1.77%

Variable Rate Demand Notes§: 1.77%

Allegheny County PA Airport Authority Series 4 (Airport Revenue, State Street Bank & Trust Insured)††

0.13
%

01/01/2018

$
900,000

$
900,000

Allegheny County PA Hospital Development Authority UPMC Senior Living Corporation (Health Revenue, FNMA Insured)

0.09

07/15/2028

1,275,000

1,275,000

Emmaus PA General Authority Subseries D27 (Miscellaneous Revenue, U.S. Bank NA LOC, State Aid Withholding Insured)

0.08

03/01/2024

300,000

300,000

2,475,000

Puerto Rico: 11.08%

Variable Rate Demand Notes§: 11.08%

Puerto Rico Commonwealth Various Refunding Public Improvement Series C-5-2-RMKT (GO-State, Barclays Bank plc LOC, AGM Insured)

0.04

07/01/2020

2,200,000

2,200,000

Deutsche Bank Spears Lifers Trust Series DBE-627A (Tax Revenue, AMBAC Insured)

0.08

08/01/2050

2,490,000

2,490,000

Puerto Rico HFA PUTTER Series 2984 (Housing Revenue, HUD Loan Insured)

0.12

06/01/2012

5,780,000

5,780,000

  Puerto Rico Electric Power Authority Municipal Securities Trust Receipts Sgc 57 Class A (Utilities Revenue, Societe Generale LOC, FSA
Insured)

0.11

07/01/2029

3,200,000

3,200,000

Puerto Rico Sales Tax Financing Corporation ROC-RR-II-R-11760 (Tax Revenue, Citibank NA Insured)††

0.11

12/01/2047

1,800,000

1,800,000

15,470,000

Texas: 3.62%

Variable Rate Demand Notes§: 3.62%

  Nueces County TX Port Corpus Christi Authority Solid Waste Disposal Flint Hills Resources Project Series 2007 (Resource Recovery Revenue, Flint Hills
Resources Guaranteed)

0.13

01/01/2032

4,500,000

4,500,000

  Nueces County TX Port Corpus Christi Authority Solid Waste Disposal Flint Hills Resources Project Series 2006 (Resource Recovery Revenue, Flint Hills
Resources Guaranteed)

0.13

01/01/2030

550,000

550,000

5,050,000

Utah: 1.04%

Variable Rate Demand Note§: 1.04%

Logan City UT Scientific Technology Incorporation (IDR, Bank of the West LOC)

0.16

08/01/2031

1,450,000

1,450,000

Virginia: 0.77%

Variable Rate Demand Note§: 0.77%

Virginia Commonwealth University Health System Authority Series B (Hospital Revenue, Branch Banking & Trust LOC)

0.27

07/01/2037

1,075,000

1,075,000

Washington: 0.72%

Variable Rate Demand Note§: 0.72%

Washington State Housing Finance Commission (Housing Revenue, FHLMC Insured)

0.09

07/01/2044

1,000,000

1,000,000

Total Investments in Securities

(Cost $131,995,000)*

94.54
%

131,995,000

Other Assets and Liabilities, Net

5.46

7,628,461

Total Net Assets

100.00
%

$
139,623,461

§
These securities are subject to a demand feature which reduces the effective maturity.

††
Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of
1933, as amended.

(q)
Credit enhancement is provided by an affiliate.

*
Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—July 31, 2011 (Unaudited)

Wells Fargo Advantage New Jersey Municipal Money Market Fund

11

Assets

Investments in unaffiliated securities, at amortized cost

$
131,995,000

Cash

7,397,891

Receivable for investments sold

240,000

Receivable for Fund shares sold

1,918

Receivable for interest

20,236

Receivable from adviser

104,550

Prepaid expenses and other assets

25,557

Total assets

139,785,152

Liabilities

Distribution fees payable

40,593

Due to other related parties

34,888

Shareholder report expenses payable

28,929

Custodian and accounting fees payable

10,860

Shareholder servicing fees payable

34,161

Accrued expenses and other liabilities

12,260

Total liabilities

161,691

Total net assets

$
139,623,461

NET ASSETS CONSIST OF

Paid-in capital

$
139,547,410

Undistributed net investment income

72,896

Accumulated net realized gains on investments

3,155

Total net assets

$
139,623,461

COMPUTATION OF NET ASSET VALUE PER SHARE[1]

Net assets – Class A

$
14,609,541

Shares outstanding – Class A

14,593,911

Net asset value per share – Class A

$1.00

Net assets – Service Class

$
10,820,427

Shares outstanding – Service Class

10,812,655

Net asset value per share – Service Class

$1.00

Net assets – Sweep Class

$
114,193,493

Shares outstanding – Sweep Class

114,002,684

Net asset value per share – Sweep Class

$1.00

1.
The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

12

Wells Fargo Advantage New Jersey Municipal Money Market Fund

Statement of Operations—Six Months Ended July 31, 2011 (Unaudited)

Investment income

Interest

$
193,432

Expenses

Advisory fee

281,740

Administration fees

Fund level

46,957

Class A

16,379

Service Class

5,745

Sweep Class

179,698

Shareholder servicing fees

Class A

17,159

Service Class

11,502

Sweep Class

203,970

Distribution fees

Sweep Class

285,883

Custody and accounting fees

7,970

Professional fees

13,789

Registration fees

19,727

Shareholder report expenses

15,968

Trustees’ fees and expenses

5,951

Other fees and expenses

5,158

Total expenses

1,117,596

Less: Fee waivers and/or expense reimbursements

(933,545
)

Net expenses

184,051

Net investment income

9,381

Net realized gains on investments

3,157

Net increase in net assets resulting from operations

$
12,538

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

Wells Fargo Advantage New Jersey Municipal Money Market Fund

13

  Six Months Ended
 July 31, 2011
(Unaudited)

  Year Ended
January 31, 2011[1]

Operations

Net investment income

$
9,381

$
22,388

Net realized gains on investments

3,157

3,817

Net increase in net assets resulting from operations

12,538

26,205

Distributions to shareholders from

Net investment income

Class A

(744
)

(1,760
)

Service Class

(478
)

(1,142
)[2]

Sweep Class

(8,159
)

(19,486
)[3]

Net realized gains

Class A

0

(260
)

Service Class

0

(138
)[2]

Sweep Class

0

(2,939
)[3]

Total distributions to shareholders

(9,381
)

(25,725
)

Shares

Shares

Capital share transactions

Proceeds from shares sold

Class A

4,054,918

4,054,918

17,056,974

17,056,974

Service Class

9,260,793

9,260,793

17,077,270
[2]

17,077,270
[2]

Sweep Class

240,633,382

240,633,382

1,077,592,170
[3]

1,077,592,170
[3]

253,949,093

1,111,726,414

Reinvestment of distributions

Class A

721

721

1,841

1,841

Service Class

101

101

371
[2]

371
[2]

Sweep Class

8,159

8,159

22,425
[3]

22,425
[3]

8,981

24,637

Payment for shares redeemed

Class A

(4,884,229
)

(4,884,229
)

(21,483,188
)

(21,483,188
)

Service Class

(7,274,634
)

(7,274,634
)

(18,926,791
)[2]

(18,926,791
)[2]

Sweep Class

(318,360,708
)

(318,360,708
)

(1,099,058,988
)[3]

(1,099,058,988
)[3]

(330,519,571
)

(1,139,468,967
)

Net decrease in net assets resulting from capital share transactions

(76,561,497
)

(27,717,916
)

Total decrease in net assets

(76,558,340
)

(27,717,436
)

Net assets

Beginning of period

216,181,801

243,899,237

End of period

$
139,623,461

$
216,181,801

Undistributed net investment income

$
72,896

$
72,896

1.
After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen New Jersey Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 12, 2010 is that of Evergreen New Jersey Municipal Money Market Fund.

2.
Class I shares of Evergreen New Jersey Municipal Money Market Fund became Service Class shares on July 12, 2010.

3.
Class S shares of Evergreen New Jersey Municipal Money Market Fund became Sweep Class shares on July 12, 2010.

The accompanying notes are an integral part of these financial statements.

14

Wells Fargo Advantage New Jersey Municipal Money Market Fund

Financial Highlights

(For a share outstanding throughout each period)

Six Months Ended July 31,
2011 (Unaudited)

Year Ended January 31,

Class A

2011[1]

2010[1]

2009[1]

2008[1]

2007[1]

Net asset value, beginning of period

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

Net investment income

0.00
[2]

0.00
[2]

0.00
[2]

0.01

0.03

0.03

Net realized gains (losses) on investments

0.00
[2]

0.00
[2]

0.00

0.00

0.00

0.00

Total from investment operations

0.00
[2]

0.00
[2]

0.00
[2]

0.01

0.03

0.03

Distributions to shareholders from

Net investment income

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.01
)

(0.03
)

(0.03
)

Net realized gains

0.00

(0.00
)[2]

0.00

0.00

0.00

0.00

Total distributions to shareholders

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.01
)

(0.03
)

(0.03
)

Net asset value, end of period

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

  Total
return[3]

0.00
%

0.01
%

0.09
%

1.33
%

3.04
%

2.77
%

Ratios to average net assets (annualized)

Gross expenses

0.87
%

0.87
%

0.90
%

0.87
%

0.87
%

0.87
%

Net expenses

0.19
%

0.32
%

0.58
%

0.87
%

0.87
%

0.87
%

Net investment income

0.01
%

0.01
%

0.10
%

1.30
%

2.77
%

2.74
%

Supplemental data

Net assets, end of period (000’s omitted)

$14,610

$15,438

$19,885

$35,927

$36,121

$22,145

1.
After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen New Jersey Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen New Jersey Municipal Money Market Fund.

2.
Amount is less than $0.005.

3.
Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Wells Fargo Advantage New Jersey Municipal Money Market Fund

15

(For a share outstanding throughout each period)

Six Months Ended July 31, 2011 (Unaudited)

Year Ended January 31,

Service Class

2011[1]

2010[1]

2009[1]

2008[1]

2007[1]

Net asset value, beginning of period

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

Net investment income

0.00
[2]

0.00
[2]

0.00
[2]

0.02

0.03

0.03

Net realized gains (losses) on investments

0.00
[2]

0.00
[2]

0.00

0.00

0.00

0.00

Total from investment operations

0.00
[2]

0.00
[2]

0.00
[2]

0.02

0.03

0.03

Distributions to shareholders from

Net investment income

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.02
)

(0.03
)

(0.03
)

Net realized gains

0.00

(0.00
)[2]

0.00

0.00

0.00

0.00

Total distributions to shareholders

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.02
)

(0.03
)

(0.03
)

Net asset value, end of period

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

  Total
return[3]

0.00
%

0.01
%

0.20
%

1.63
%

3.35
%

3.07
%

Ratios to average net assets (annualized)

Gross expenses

0.78
%

0.68
%

0.60
%

0.58
%

0.57
%

0.57
%

Net expenses

0.18
%

0.32
%

0.46
%

0.58
%

0.57
%

0.57
%

Net investment income

0.01
%

0.01
%

0.21
%

1.60
%

3.07
%

3.02
%

Supplemental data

Net assets, end of period (000’s omitted)

$10,820

$8,834

$10,684

$19,115

$21,147

$15,313

1.
After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen New Jersey Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen New Jersey Municipal Money Market Fund.

2.
Amount is less than $0.005.

3.
Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16

Wells Fargo Advantage New Jersey Municipal Money Market Fund

Financial Highlights

(For a share outstanding throughout each period)

Six Months Ended July 31, 2011 (Unaudited)

Year Ended January 31,

Sweep Class

2011[1]

2010[1]

2009[1]

2008[1]

2007[1]

Net asset value, beginning of period

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

Net investment income

0.00
[2]

0.00
[2]

0.00
[2]

0.01

0.03

0.02

Net realized gains (losses) on investments

0.00
[2]

0.00
[2]

0.00

0.00

0.00

0.00

Total from investment operations

0.00
[2]

0.00
[2]

0.00
[2]

0.01

0.03

0.02

Distributions to shareholders from

Net investment income

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.01
)

(0.03
)

(0.02
)

Net realized gains

0.00

(0.00
)[2]

0.00

0.00

0.00

0.00

Total distributions to shareholders

(0.00
)[2]

(0.00
)[2]

(0.00
)[2]

(0.01
)

(0.03
)

(0.02
)

Net asset value, end of period

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

  Total
return[3]

0.00
%

0.01
%

0.03
%

1.03
%

2.73
%

2.46
%

Ratios to average net assets (annualized)

Gross expenses

1.24
%

1.19
%

1.19
%

1.18
%

1.17
%

1.17
%

Net expenses

0.20
%

0.32
%

0.63
%

1.17
%

1.17
%

1.17
%

Net investment income

0.01
%

0.01
%

0.03
%

1.00
%

2.48
%

2.42
%

Supplemental data

Net assets, end of period (000’s omitted)

$114,193

$191,910

$213,330

$225,386

$210,726

$168,806

1.
After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen New Jersey Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class S of Evergreen New Jersey Municipal Money Market Fund.

2.
Amount is less than $0.005.

3.
Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)

Wells Fargo Advantage New Jersey Municipal Money Market Fund

17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage New Jersey Municipal Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment
income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing and administration fees.
Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are

18

Wells Fargo Advantage New Jersey Municipal Money Market Fund

Notes to Financial Statements (Unaudited)

allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are
determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■

Level 1 – quoted prices in active markets for identical securities

■

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major
security types can be found in the Fund’s Portfolio of Investments.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of
Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. For the six months ended July 31, 2011, the advisory fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.05%
and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

  Class Level
Administration Fee

Class A, Sweep Class

0.22
%

Service Class

0.12

Notes to Financial Statements (Unaudited)

Wells Fargo Advantage New Jersey Municipal Money Market Fund

19

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Sweep Class shares and paid to Wells Fargo Funds
Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class.

Shareholder servicing fees

The
Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. CONCENTRATION RISK

The
Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04
“Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03
amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of July 31, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

20

Wells Fargo Advantage New Jersey Municipal Money Market Fund

Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site

(www.wellsfargo.com/advantagefunds) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

A
description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at
www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

Other Information (Unaudited)

Wells Fargo Advantage New Jersey Municipal Money Market Fund

21

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the
Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Wells Fargo Funds Trust,
Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth

Position Held and Length of Service

Principal Occupations During Past Five Years

Other Directorships During Past Five Years

Peter G. Gordon (Born 1942)

Trustee, since 1998; Chairman, since 2005

Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College

Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)

Trustee, since 2009

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth
Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of
Business. Mr. Harris is a certified public accountant.

CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)

Trustee, since 2008

Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms.
Johnson is an attorney, certified public accountant and a certified managerial accountant.

Asset Allocation Trust

Leroy Keith, Jr. (Born 1939)

Trustee, since 2010

Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director,
Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.

Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation
Trust

David F. Larcker (Born 1950)

Trustee, since 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research
Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.

Asset Allocation Trust

Olivia S. Mitchell (Born 1953)

Trustee, since 2006

International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the
University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University
Professor from 1978 to 1993.

Asset Allocation Trust

22

Wells Fargo Advantage New Jersey Municipal Money Market Fund

Other Information (Unaudited)

Name and Year of Birth

Position Held and Length of Service

Principal Occupations During Past Five Years

Other Directorships During Past Five Years

Timothy J. Penny (Born 1951)

Trustee, since 1996

President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute
Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Asset Allocation Trust

Michael S. Scofield (Born 1943)

Trustee, since 2010

Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s
Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman,
Branded Media Corporation (multi-media branding company).

Asset Allocation Trust

Donald C. Willeke (Born 1940)

Trustee, since 1996

Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.

Asset Allocation Trust

Officers

Name and Year of Birth

Position Held and Length of Service

Principal Occupations During Past Five Years

Karla M. Rabusch (Born 1959)

President, since 2003

Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and
Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman (Born 1960)

Secretary, since 2000; Chief Legal Counsel, since 2003

Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank,
N.A. since 1996.

Kasey Phillips (Born 1970)

Treasurer, since 2008

Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC
from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi (Born 1975)

Assistant Treasurer, since 2009

Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to
2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma (Born 1974)

Assistant Treasurer, since 2009

Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC
from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Debra Ann Early (Born 1964)

Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007.
Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.
The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

Other Information (Unaudited)

Wells Fargo Advantage New Jersey Municipal Money Market Fund

23

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

California Municipal Money Market Fund, Municipal Cash Management Money Market Fund, Municipal Money Market Fund, National Tax-Free Money
Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund

(Not all of the funds described in this Board considerations section are part of this shareholder report. This shareholder report only relates to
New Jersey Municipal Money Market Fund.)

Each year, as required by Section 15 of the Investment Company Act of 1940 (the
“1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not
“interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the California
Municipal Money Market Fund, Municipal Cash Management Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money
Market Fund (collectively, the “Funds”); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for each of the Funds. The investment advisory agreements with Funds
Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory
Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and
Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The
Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and Wells Capital
Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The
Board evaluated information provided to it both in terms of the funds generally and with respect to each Fund specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for each of the Funds as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for each of the Funds was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital

24

Wells Fargo Advantage New Jersey Municipal Money Market Fund

Other Information (Unaudited)

Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by Funds Management and Wells Capital Management.

Fund performance and expenses

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that were determined by Lipper Inc. (“Lipper”) to be similar to the Funds, and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of each of the Funds was generally higher than or in range of the median performance of the Universe for the periods under review.

The Board received and considered information regarding each Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to each
Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in a Fund’s Expense Group. The Board noted that the net operating expense ratios of the Service Class, Administrator Class and Institutional
Class of each of the Funds were in range of each Fund’s respective Expense Group’s median net operating expense ratio. The Board also noted that the net operating expense ratios of the Class A and Sweep Class of each of the Funds were higher than each Fund’s respective Expense Group’s median net operating expense ratio and that the net operating expense ratio of the Municipal Money Market Fund (Investor Class) was not appreciably higher than the Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

Investment
advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the
Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Funds’ administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rates”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”).

The Board received and considered information comparing the
Advisory Agreement Rates and Net Advisory Rates with those of other funds in each Fund’s Expense Group median. The Board noted that the Advisory Agreement Rates for each of the Funds were in range of the median rate of each Fund’s Expense
Group, except for the Municipal Money Market Fund and the New York Municipal Money Market Fund (Sweep Class). The Board noted that the Net Advisory Rates for the Service Class, Administrator Class and the Institutional Class of each of the Funds were lower than or in range of the median rate of each Fund’s Expense Group. The Board noted that the Net Advisory Rate for the Investor Class, Class A and Sweep Class of each of the Funds was not appreciably higher than the median rate for the
Fund’s Expense, except for the Sweep Class of the Municipal Money Market Fund, New Jersey Municipal Money Market Fund and the New York Municipal Money Market Fund. The Board further noted that Funds Management had agreed to continue and, in certain instances, reduce contractual fee cap arrangements for the Funds designed to lower the Funds’ expenses.

The Board also received and
considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens

Other Information (Unaudited)

Wells Fargo Advantage New Jersey Municipal Money Market Fund

25

and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

In each case, the Board determined that the Advisory Agreement Rates for the Funds, both with and without administration fee rates and before and after waivers, were acceptable in light of the Funds’ Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the
Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of
Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of each Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the
Funds to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to any of the Funds, individually or in the aggregate, was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board
reviewed the breakpoints in each Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rates of the Funds (as a percentage of Fund assets) as the Funds grow in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Funds. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Funds and receives certain compensation for those services. The Board noted that the Funds pay sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Funds’ shares, including the multiple channels through which the Funds’ shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process

26

Wells Fargo Advantage New Jersey Municipal Money Market Fund

Other Information (Unaudited)

under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering
the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations

Wells Fargo Advantage New Jersey Municipal Money Market Fund

27

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG
— Association of Bay Area Governments

ACB
— Agricultural Credit Bank

ADR
— American Depositary Receipt

ADS
— American Depository Shares

AGC-ICC
— Assured Guaranty Corporation - Insured Custody Certificates

AGM
— Assured Guaranty Municipal

AMBAC
— American Municipal Bond Assurance Corporation

AMT
— Alternative Minimum Tax

ARM
— Adjustable Rate Mortgages

AUD
— Australian Dollar

BAN
— Bond Anticipation Notes

BART
— Bay Area Rapid Transit

BHAC
— Berkshire Hathaway Assurance Corporation

BRL
— Brazil Real

CAD
— Canadian Dollar

CCAB
— Convertible Capital Appreciation Bond

CDA
— Community Development Authority

CDO
— Collateralized Debt Obligation

CDSC
— Contingent Deferred Sales Charge

CGIC
— Capital Guaranty Insurance Company

CGY
— Capital Guaranty Corporation

CHF
— Swiss Franc

CIFG
— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee

COP
— Certificate of Participation

CP
— Commercial Paper

CR
— Custody Receipts

CTF
— Common Trust Fund

DEM
— Deutsche Mark

DKK
— Danish Krone

DRIVER
— Derivative Inverse Tax-Exempt Receipts

DW&P
— Department of Water & Power

DWR
— Department of Water Resources

ECFA
— Educational & Cultural Facilities Authority

EDFA
— Economic Development Finance Authority

ETET
— Eagle Tax-Exempt Trust

ETF
— Exchange-Traded Fund

EUR
— Euro

FFCB
— Federal Farm Credit Bank

FGIC
— Financial Guaranty Insurance Corporation

FHA
— Federal Housing Authority

FHAG
— Federal Housing Agency

FHLB
— Federal Home Loan Bank

FHLMC
— Federal Home Loan Mortgage Corporation

FNMA
— Federal National Mortgage Association

FRF
— French Franc

FSA
— Farm Service Agency

GBP
— Great British Pound

GDR
— Global Depositary Receipt

GNMA
— Government National Mortgage Association

GO
— General Obligation

HCFR
— Healthcare Facilities Revenue

HEFA
— Health & Educational Facilities Authority

HEFAR
— Higher Education Facilities Authority Revenue

HFA
— Housing Finance Authority

HFFA
— Health Facilities Financing Authority

HKD
— Hong Kong Dollar

HUD
— Housing & Urban Development

HUF
—  Hungarian Forint

IBC
— Insured Bond Certificate

IDA
— Industrial Development Authority

IDAG
— Industrial Development Agency

IDR
— Industrial Development Revenue

IEP
— Irish Pound

JPY
— Japanese Yen

KRW
— Republic of Korea Won

LIBOR
— London Interbank Offered Rate

LLC
— Limited Liability Company

LLP
— Limited Liability Partnership

LOC
— Letter of Credit

LP
— Limited Partnership

MBIA
— Municipal Bond Insurance Association

MFHR
— Multi-Family Housing Revenue

MFMR
— Multi-Family Mortgage Revenue

MMD
— Municipal Market Data

MSTR
— Municipal Securities Trust Receipts

MTN
— Medium Term Note

MUD
— Municipal Utility District

MXN
— Mexican Peso

MYR
— Malaysian Ringgit

NATL-RE
— National Public Finance Guarantee Corporation

NLG
— Netherlands Guilder

NOK
— Norwegian Krone

NZD
— New Zealand Dollar

PCFA
— Pollution Control Finance Authority

PCR
— Pollution Control Revenue

PFA
— Public Finance Authority

PFFA
— Public Facilities Financing Authority

PFOTER
— Puttable Floating Option Tax-Exempt Receipts

plc
— Public Limited Company

PLN
— Polish Zloty

PSFG
— Public School Fund Guaranty

PUTTER
— Puttable Tax-Exempt Receipts

R&D
— Research & Development

RDA
— Redevelopment Authority

RDFA
— Redevelopment Finance Authority

REIT
— Real Estate Investment Trust

RIB
— Residual Interest Bond

ROC
— Reset Option Certificates

SAVRS
— Select Auction Variable Rate Securities

SEK
— Swedish Krona

SFHR
— Single Family Housing Revenue

SFMR
— Single Family Mortgage Revenue

SGD
— Singapore Dollar

SKK
— Slovakian Koruna

SLMA
— Student Loan Marketing Association

SPDR
— Standard & Poor’s Depositary Receipts

STIT
— Short-Term Investment Trust

TAN
— Tax Anticipation Notes

TBA
— To Be Announced

TIPS
— Treasury Inflation-Protected Securities

TRAN
— Tax Revenue Anticipation Notes

TCR
— Transferable Custody Receipts

TRY
— Turkish Lira

TTFA
— Transportation Trust Fund Authority

USD
— Unified School District

XLCA
— XL Capital Assurance

ZAR
—  South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail:
wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage
Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call
1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about
Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of
Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC
INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.

204806 09-11 SA310/SAR310 7-11

Wells Fargo Advantage

New York Municipal Money Market Fund

Semi-Annual Report

July 31, 2011

Reduce clutter. Save trees.

Sign up for electronic delivery
of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any
forward-looking statements are as of July 31, 2011, unless otherwise noted and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK
GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932

Keystone creates one of the first mutual fund families.

1971

Wells Fargo & Company introduces one of the first institutional index funds.

1978

Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984

Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989

The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994

Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996

Evergreen Investments and Keystone Funds merge.

1997

Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999

Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002

Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005

The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United
States.

2006

Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010

The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage
Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides
institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is
built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo
Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor,
LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a
product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by
Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target
Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT
LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK
GUARANTEE  ¡   MAY LOSE VALUE

Not part of the
semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $221 billion in assets under management, as of July 31, 2011.

Equity Funds

Asia Pacific Fund

Global Opportunities Fund

Premier Large Company Growth Fund

C&B Large Cap Value Fund

Growth Fund

Small Cap Opportunities Fund

C&B Mid Cap Value Fund

Health Care Fund

Small Cap Value Fund

Capital Growth Fund

Index Fund

Small Company Growth Fund

Common Stock Fund

International Equity Fund

Small Company Value Fund

Disciplined U.S. Core Fund

International Value Fund

Small/Mid Cap Core Fund

Discovery Fund†

Intrinsic Small Cap Value Fund

Small/Mid Cap Value Fund

Diversified Equity Fund

Intrinsic Value Fund

Social Sustainability Fund†

Diversified International Fund

Intrinsic World Equity Fund

Special Mid Cap Value Fund

Diversified Small Cap Fund

Large Cap Core Fund

Special Small Cap Value Fund

Emerging Growth Fund

Large Cap Growth Fund

Specialized Technology Fund

Emerging Markets Equity Fund

Large Company Value Fund

Strategic Large Cap Growth Fund

Endeavor Select Fund†

Omega Growth Fund

Traditional Small Cap Growth Fund

Enterprise Fund†

Opportunity Fund†

Utility and Telecommunications Fund

Equity Value Fund

Precious Metals Fund

Bond Funds

Adjustable Rate Government Fund

Inflation-Protected Bond Fund

Short-Term Bond Fund

California Limited-Term Tax-Free Fund

Intermediate Tax/AMT-Free Fund

Short-Term High Yield Bond Fund

California Tax-Free Fund

International Bond Fund

Short-Term Municipal Bond Fund

Colorado Tax-Free Fund

Minnesota Tax-Free Fund

Strategic Municipal Bond Fund

Government Securities Fund

Municipal Bond Fund

Total Return Bond Fund

High Income Fund

North Carolina Tax-Free Fund

Ultra Short-Term Income Fund

High Yield Bond Fund

Pennsylvania Tax-Free Fund

Ultra Short-Term Municipal Income Fund

Income Plus Fund

Short Duration Government Bond Fund

Wisconsin Tax-Free Fund

Asset Allocation Funds

Asset Allocation Fund

WealthBuilder Equity Portfolio†

Target 2020 Fund†

Conservative Allocation Fund

  WealthBuilder Growth Allocation
Portfolio†

Target 2025 Fund†

Diversified Capital Builder Fund

  WealthBuilder Growth Balanced
Portfolio†

Target 2030 Fund†

Diversified Income Builder Fund

  WealthBuilder Moderate Balanced
Portfolio†

Target 2035 Fund†

Growth Balanced Fund

  WealthBuilder Tactical Equity
Portfolio†

Target 2040 Fund†

Index Asset Allocation Fund

Target Today Fund†

Target 2045 Fund†

Moderate Balanced Fund

Target 2010 Fund†

Target 2050 Fund†

  WealthBuilder Conservative Allocation
Portfolio†

Target 2015 Fund†

Target 2055 Fund†

Money Market Funds

100% Treasury Money Market Fund

Minnesota Money Market Fund

New Jersey Municipal Money Market Fund

California Municipal Money Market Fund

Money Market Fund

New York Municipal Money Market Fund

Cash Investment Money Market Fund

Municipal Cash Management Money Market Fund

Pennsylvania Municipal Money Market Fund

Government Money Market Fund

Municipal Money Market Fund

Prime Investment Money Market Fund

Heritage Money Market Fund†

National Tax-Free Money Market Fund

Treasury Plus Money Market Fund

Variable Trust Funds[1]

VT Discovery Fund†

VT Intrinsic Value Fund

VT Small Cap Growth Fund

VT Index Asset Allocation Fund

VT Omega Growth Fund

VT Small Cap Value Fund

VT International Equity Fund

VT Opportunity Fund†

VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.
The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells
Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM,
Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability
FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM,
Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage
WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones
Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo
Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025
FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow
Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells
Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050
FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage
Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells
Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund,
WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio,
Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and
VT Opportunity Fund, respectively.

Not part of
the semi-annual report.

2

Wells Fargo Advantage New York Municipal Money Market Fund

Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

Dear Valued Shareholder,

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage New York Municipal Money Market Fund for the six-month period that ended July 31, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We believe this change will give you more convenient access to your fund data.

The period began modestly as improving economic optimism generally shifted investors toward equities and riskier assets and away from U.S.
Treasuries and lower-yielding fixed-income securities. Returns from fixed income were modest in the opening months of 2011 but were generally still positive as U.S. Treasury yields incrementally climbed higher. But after the slow start, bond prices once again strongly improved, sparked by a sharp decline in U.S. Treasury prices in April that carried into May. Late in the period, lower-rated bonds declined in price more than the higher credit-quality tiers but not enough to outweigh the stronger performance from lower-rated securities during the period. Lower-quality and longer-maturity fixed-income securities generally outperformed higher-quality and shorter-maturity securities over the full period.

The activity within the broader bond market also resonated with money market participants. As the economic and credit environment reverberated from the ongoing sovereign debt concerns and softening economic data, many participants continued to balance a need for stability and desire for higher yields. The result has been good demand for domestic commercial paper and certificate of deposits. Also, in spite of all the discussion about sovereign debt, many money market participants continue to maintain some exposures to foreign banks based on the quality of their fundamentals. By focusing more on the fundamentals and taking a more selective approach to the short-term security market helped the markets avoid the severe yield volatility or significant flight-to-quality experienced during the spring of 2010, when the Greek sovereign debt crisis first emerged.

The global economic “recovery” hit a snag, but the end of 2011 could regain momentum.

The U.S. economic recovery that began in mid-2009 and gained further momentum throughout 2010, particularly during the fourth quarter, has failed to maintain that level of growth through the first seven months of 2011. For example, gross domestic product (GDP), the broadest measure of economic activity, grew at an annualized rate of 3.1% in the fourth quarter of 2010, only to slow dramatically during the first quarter of 2011. The latest revision to first-quarter GDP data during the period indicated that the economy grew at an annualized rate of 0.4% during the first quarter of 2011. While still positive, it’s a much slower pace of growth than experienced in the second half of 2010 and notably lower than consensus forecasts. Nevertheless, the advance estimate of second-quarter 2011 GDP, which was released on July 29, 2011, was 1.3%, suggesting that the U.S. economy continues to expand, though at a slow and uneven pace.

Jobs and housing remained troublesome.

The July 2011 unemployment rate in the U.S. was reported at 9.1%, down from 9.5% a year earlier but still notably higher than historical averages.
Unfortunately,

Letter to Shareholders

Wells Fargo Advantage New York Municipal Money Market Fund

3

the drop may be more attributable to a decline in the labor force than to a meaningful uptick in hiring. The level of job creation in 2011 has been trending below historical averages, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite some tentative late-year signs of stabilization. That said, persistent weakness in the labor and housing markets bears close watching in the months ahead.

Other economic data in the U.S. has been more encouraging, reflecting greater confidence in the sustainability of the expansion on the part of both consumers and businesses. Retail sales came in strong at certain points during the period and industrial production and new orders have picked up. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and information technology. Core inflation, which excludes volatile food and energy prices, remained benign.

The Federal Reserve believes the economic recovery will accelerate in future quarters.

With inflation subdued, the Federal Open Market Committee (FOMC) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0.00% to 0.25%. On June 22, 2011, in its final statement of the six-month period, the Fed reiterated that the economic recovery “is proceeding at a moderate pace,” but that “recent labor market indicators have been weaker than anticipated.” It described the recent increase in inflation as temporary, suggesting that inflation pressures will ease going forward. While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

As recent headwinds subside, it is reasonable to expect markets to regain focus.

Now that it appears the debt ceiling has been increased and a U.S. default will be averted, money market participants and the broader bond market can get back to more fundamental and lasting concerns-chiefly, the economy. After avoiding short-term Treasuries in late July 2011, ahead of pending U.S. debt ceiling deadline, money market participants have returned to the U.S. short-term markets1. Economic indicators released in the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory. Most indicators still point toward real GDP growth in the
2% to 3% range in the second half of 2011. While that is not enough to produce big employment gains, it might be sufficient to cause Treasury yields to retrace some of the late-July declines.

Don’t let short-term uncertainty derail long-term investment goals.

While
periods of uncertainty can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, Wells Fargo
Advantage Funds represents investments across a broad range of asset classes and investment styles with more than 110 mutual funds, giving you an

1.
Comments expressed that do not fall within the reporting period are as of August 2, 2011.

Economic indicators released in
the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory.

4

Wells Fargo Advantage New York Municipal Money Market Fund

Letter to Shareholders

opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk.

In our opinion, diligent and earnest assessment of the fundamental characteristics of money market eligible securities will be a key differentiating factor between which investment strategies meet client expectations and which do not. At Wells Fargo Advantage Funds, we intend to continue the emphasis of principal preservation and high liquidity across our lineup of
Wells Fargo Advantage Money Market Funds. In changing markets, we believe it is particularly important to have diligent investment analysts in charge of investor assets.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Performance Highlights

Wells Fargo Advantage New York Municipal Money Market Fund

5

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from regular federal income tax and New York individual income tax, while preserving capital and liquity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

James Randazzo

FUND INCEPTION

September 24, 2001

  SECTOR
DISTRIBUTION[1]   (AS OF JULY 31,
2011)

  EFFECTIVE MATURITY
DISTRIBUTION[1]   (AS OF JULY 31,
2011)

  WEIGHTED AVERAGE
MATURITY[2]   (AS OF JULY 31,
2011)

7 Days

  WEIGHTED AVERAGE FINAL
MATURITY[3]   (AS OF JULY 31,
2011)

7 Days

1.
Sector distribution and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.
Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a Fund’s sensitivity to potential interest rate changes.

3.
Weighted Average Final Maturity (WAFM): WAFM calculates a Fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the Fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a Fund’s potential sensitivity to credit spread changes.

6

Wells Fargo Advantage New York Municipal Money Market Fund

Performance Highlights

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JULY 31, 2011)

Expense Ratios[5]

Inception Date

6 Months*

1 Year

5 Year

Life of Fund

Gross

Net[6]

Class A (ENYXX)

09/24/2001

0.00

0.01

1.17

1.14

0.87%

0.70%

Service Class (ENIXX)

09/24/2001

0.00

0.01

1.34

1.38

0.77%

0.45%

Sweep Class

09/24/2001

0.00

0.01

1.02

0.92

1.22%

1.05%

*
Returns for periods of less than one year are not annualized.

  FUND YIELD
SUMMARY[6]   (AS OF JULY 31,
2011)

Class A

Service Class

Sweep Class

7-Day Current Yield

0.01%

0.01%

0.01%

7-Day Compound Yield

0.01%

0.01%

0.01%

30-Day Simple Yield

0.01%

0.01%

0.01%

30-Day Compound Yield

0.01%

0.01%

0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.

An investment in a money market fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

4.
Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen New York
Municipal Money Market Fund.

5.
Reflects the expense ratios as stated in the most recent prospectuses.

6.
The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating
Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been
(0.76)%, (0.66)%, and (1.11)% for Class A, Service Class and Sweep Class, respectively.

Fund Expenses

Wells Fargo Advantage New York Municipal Money Market Fund

7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (if any) and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an
investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2011 to July 31, 2011.

Actual Expenses

The “Actual” line of the table below provides
information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as any contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 02-01-2011

Ending Account Value 07-31-2011

Expenses Paid During the Period¹

Net Annual Expense Ratio

Class A

Actual

$
1,000.00

$
1,000.05

$
0.94

0.19
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.85

$
0.95

0.19
%

Service Class

Actual

$
1,000.00

$
1,000.05

$
0.94

0.19
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.85

$
0.95

0.19
%

Sweep Class

Actual

$
1,000.00

$
1,000.05

$
0.99

0.20
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.80

$
1.00

0.20
%

1.
Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8

Wells Fargo Advantage New York Municipal Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Municipal Bonds and Notes: 94.78%

California: 0.16%

Variable Rate Demand Note§: 0.16%

California Housing Finance Agency PUTTER Series 3484 (Water & Sewer Revenue)††

0.21
%

06/15/2033

$
450,000

$
450,000

Delaware: 0.44%

Variable Rate Demand Note§: 0.44%

Delaware State Economic Development Authority Delaware Clean Power Project Series 1997-C (Resource Recovery Revenue)

0.25

08/01/2029

1,200,000

1,200,000

Maryland: 0.72%

Other Municipal Debt: 0.72%

Montgomery County MD (GO – Local, State Street Corporation LOC)

0.09

08/09/2011

2,000,000

2,000,000

Minnesota: 0.91%

Variable Rate Demand Note§: 0.91%

Sherburne County MN Housing & Redevelopment Authority Apperts Incorporated Project (Housing Revenue, Bremer Bank LOC)

0.33

12/01/2021

2,515,000

2,515,000

Mississippi: 0.40%

Variable Rate Demand Note§: 0.40%

Mississippi Business Finance Corporation Chevron USA Incorporated Project Series B (Energy Revenue)

0.21

12/01/2030

1,100,000

1,100,000

Nevada: 0.43%

Variable Rate Demand Note§: 0.43%

Sparks NV Economic Development RIX Industries Project (IDR, Wells Fargo Bank NA LOC)(q)

0.30

07/01/2027

1,195,000

1,195,000

New York: 81.63%

Other Municipal Debt: 1.40%

New York Metropolitan Transportation Authority (Transportation Revenue, TD Bank NA LOC)

0.23

10/06/2011

1,000,000

1,000,000

Oyster Bay NY BAN (GO-Local)

1.25

08/12/2011

2,880,000

2,880,822

3,880,822

Variable Rate Demand Notes§: 80.23%

Albany NY IDA (Hospital Revenue, Bank of America Corporation LOC)

0.11

05/01/2027

2,605,000

2,605,000

City of New York NY (GO-Local, TD Bank NA LOC)

0.05

09/01/2027

4,200,000

4,200,000

Dutchess County NY IDA (Education Revenue, JPMorgan Chase Bank LOC)

0.06

07/01/2028

3,890,000

3,890,000

Erie County NY IDA School Facilities Series 2946 (Education Revenue, FSA Insured)

0.13

11/01/2012

3,050,000

3,050,000

JPMorgan Chase PUTTER (Water & Sewer Revenue)††

0.21

05/02/2013

3,700,000

3,700,000

Long Island Power Authority NY Electric System Subseries 1-B (Utilities Revenue, State Street Corporation LOC)

0.19

05/01/2033

7,275,000

7,275,000

Nassau County NY Interim Finance Authority Series D-1 (Tax Revenue)

0.14

11/15/2017

2,185,000

2,185,000

Nassau Health Care Corporation Series B-2 (Hospital Revenue, TD Bank NA LOC, County Guaranty Insured)

0.07

08/01/2029

9,500,000

9,500,000

  New York City NY Capital Resource Corporation Loan Enhanced Assistance Series A (Hospital Revenue, Bank of America Corporation
LOC)

0.13

01/01/2026

3,720,000

3,720,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage New York Municipal Money Market Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
New York City NY Capital Resource Corporation Loan Enhanced Assistance Series A (Education Revenue, Bank of America Corporation LOC)	0.13%	05/01/2037	$3,600,000	$3,600,000
New York Convention Center Development Corporation New York Hotel Unit Fee Secured Series 3095 (Tax Revenue, BHAC-CR AMBAC Insured)††	0.08	11/15/2044	9,200,000	9,200,000
New York Metropolitan Transportation Authority (Transportation Revenue, Bank of Nova Scotia LOC)	0.07	11/01/2026	9,000,000	9,000,000
New York Metropolitan Transportation Authority ROC-RR-II-R-11711 (Transportation Revenue, FSA Insured)††	0.23	11/15/2027	9,650,000	9,650,000
New York Metropolitan Transportation Authority ROC-RR-II-R-594PB (Transportation Revenue, AGC-ICC AMBAC Insured)	0.23	11/15/2013	1,000,000	1,000,000
New York NY City Housing Development Corporation 1904 Vyse Avenue Apartments Series A (Housing Revenue, FNMA Insured)	0.07	01/15/2038	4,035,000	4,035,000
New York NY City Housing Development Corporation Ogden Avenue Apartments II Series A (Housing Revenue, FHLMC Insured)	0.18	03/01/2038	2,500,000	2,500,000
New York NY City Housing Development Corporation Series C-4 (Housing Revenue)	0.05	05/01/2015	1,945,000	1,945,000
New York NY City Housing Development Corporation Series J-1 (Housing Revenue)	0.48	05/01/2046	2,000,000	2,000,000
New York NY City Housing Development Corporation West End Towers Series A (Housing Revenue, FNMA Insured)	0.18	05/15/2034	5,500,000	5,500,000
New York NY City Series F-4 (Tax Revenue, Union Bank NA LOC)	0.08	09/01/2035	3,000,000	3,000,000
New York NY City Transitional Finance Authority Series 3 Subseries 3H (Tax Revenue)	0.22	11/01/2022	2,500,000	2,500,000
New York NY City Transitional Finance Authority Subseries F-5 (Tax Revenue, Sumitomo Mitsui Banking LOC)	0.05	02/01/2035	2,200,000	2,200,000
New York NY City Trust Cultural Research Lincoln Center For the Arts Series B-1 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.05	11/01/2038	3,750,000	3,750,000
New York NY Series E-2 (GO-Local, Bank of America Corporation LOC)	0.23	08/01/2034	2,600,000	2,600,000
New York NY Subseries A-5 (GO-Local, Bank of Nova Scotia LOC)	0.04	08/01/2031	4,205,000	4,205,000
New York NY Subseries C-4 (GO-Local, Bank of Tokyo-Mitsubishi UFJ LOC)	0.16	08/01/2020	7,000,000	7,000,000
New York NY Subseries C-5 (GO-Local, Bank of New York LOC)	0.05	08/01/2020	8,000,000	8,000,000
New York NY Subseries F-4 (GO-Local, Sumitomo Mitsui Banking LOC)	0.08	09/01/2035	9,900,000	9,900,000
New York NY Subseries I-7 (GO-Local, Bank of America Corporation LOC)	0.10	04/01/2036	2,700,000	2,700,000
New York NY Transitional Finance Authority Series 3F (Tax Revenue)	0.19	11/01/2022	3,300,000	3,300,000
New York NY Triborough Bridge & Tunnel Authority Sub Series CD (Transportation Revenue, AGM Insured)	0.09	01/01/2019	3,500,000	3,500,000
New York State Dormitory Authority Eclipse Funding Trust 2006-0029 Solar Eclipse (Miscellaneous Revenue, U.S. Bank NA LOC)	0.07	02/15/2012	3,150,000	3,150,000
New York State Dormitory Authority North Shore LI Jewish Series B (Hospital Revenue, TD Bank NA LOC)	0.05	07/01/2039	9,000,000	9,000,000
New York State Dormitory Authority PUTTER 2009-35 (Miscellaneous Revenue, State Street Corporation LOC)	0.08	11/01/2020	5,000,000	5,000,000
New York State Dormitory Authority PUTTER 2009-45 (Education Revenue, State Street Corporation LOC)	0.08	07/01/2025	5,600,000	5,600,000
New York State Dormitory Authority Rockefeller University Series B (Education Revenue)	0.07	07/01/2039	7,500,000	7,500,000
New York State Housing Finance Agency Avalon Bowery Place Series II-A (Housing Revenue, Bank of America Corporation LOC)	0.12	11/01/2039	1,500,000	1,500,000
New York State Housing Finance Agency Rip Van Winkle House Series A (Housing Revenue, FHLMC Insured)	0.11	11/01/2034	3,300,000	3,300,000
New York State Housing Finance Agency Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured)	0.05	11/01/2033	2,500,000	2,500,000

10	Wells Fargo Advantage New York Municipal Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
New York State Housing Finance Agency West 23rd Street Series A (Housing Revenue, FNMA Insured)	0.08%	05/15/2033	$8,200,000	$8,200,000
New York State Housing Finance Agency Weyant Green Apartments Series A (Housing Revenue, FNMA Insured)	0.05	05/15/2037	700,000	700,000
New York State Mortgage Agency ROC-RR-II-R-11706 (Housing Revenue)††	0.17	10/01/2024	2,700,000	2,700,000
New York State Power Authority (GO-State)	0.32	03/01/2016	1,000,000	1,000,000
New York State Power Authority (GO-State)	0.32	03/01/2020	1,700,000	1,700,000
New York State Thruway Authority PUTTER Series 3600-Z (Transportation Revenue, FGIC Insured)††	0.22	01/01/2016	4,600,000	4,600,000
Niagara County NY IDA Niagara University Project Series B (Education Revenue, HSBC Bank USA NA LOC, Radian Insured)	0.06	11/01/2031	5,000,000	5,000,000
Oneida County NY IDA (Hospital Revenue, HSBC Bank USA NA LOC)	0.06	06/01/2026	3,600,000	3,600,000
PFOTER PT-4564 (Housing Revenue, FHLMC Insured)	0.18	02/01/2046	11,100,000	11,100,000
Southeast NY IDA Dairy Conveyor Corporation Project (IDR, Chase Manhattan Bank LOC)	0.07	11/01/2015	800,000	800,000
Syracuse NY IDA (Education Revenue, JPMorgan Chase Bank LOC)	0.28	12/01/2037	3,865,000	3,865,000

				222,025,000

Puerto Rico: 5.74%

Variable Rate Demand Notes§: 5.74%
Puerto Rico Commonwealth ROC-II-R-185 (GO – State, FGIC Insured)††	0.11	07/01/2012	3,715,000	3,715,000
Puerto Rico Electric Power Authority MSTR SGC-57 Class A (Utilities Revenue, Societe Generale LOC, FSA Insured)	0.11	07/01/2029	6,180,000	6,180,000
Puerto Rico Sales Tax Corporate Financing ROC-RR-II-R-11778 (Tax Revenue)††	0.11	08/01/2047	2,875,000	2,875,000
Puerto Rico Sales Tax Corporate Financing ROC-RR-II-R-11779 (Tax Revenue)††	0.11	12/01/2047	2,700,000	2,700,000
Puerto Rico Sales Tax Financing Corporation PUTTER Series DBE-627A (Tax Revenue, AMBAC Insured)	0.08	08/01/2050	400,000	400,000

				15,870,000

Texas: 4.08%

Variable Rate Demand Notes§: 4.08%
Nueces County TX Port Corpus Christi Authority Solid Waste Disposal Flint Hills Resources Project Series 2007 (Resource Recovery Revenue, Flint Hills Resources Guaranteed)	0.13	01/01/2032	6,975,000	6,975,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series A (Energy Revenue)	0.19	11/01/2040	1,925,000	1,925,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series C (Energy Revenue)	0.26	04/01/2040	2,400,000	2,400,000

				11,300,000

Wisconsin: 0.27%

Variable Rate Demand Note§: 0.27%
Wisconsin State HEFA Aurora Health Care Series A (Hospital Revenue, Bank of Montreal LOC)	0.24	04/01/2028	750,000	750,000

Total Investments in Securities
(Cost $262,285,822)*	94.78%	262,285,822
Other Assets and Liabilities, Net	5.22	14,458,355

Total Net Assets	100.00%	$276,744,177

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage New York Municipal Money Market Fund	11

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

§	These securities are subject to a demand feature which reduces the effective maturity.

(q)	Credit enhancement is provided by an affiliate.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage New York Municipal Money Market Fund	Statement of Assets and Liabilities—July 31, 2011 (Unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$262,285,822
Cash	14,443,857
Receivable for interest	75,000
Receivable from adviser	206,417
Prepaid expenses and other assets	24,586

Total assets	277,035,682

Liabilities
Distribution fees payable	89,176
Due to other related parties	69,949
Shareholder servicing fees payable	68,850
Accrued expenses and other liabilities	63,530

Total liabilities	291,505

Total net assets	$276,744,177

NET ASSETS CONSIST OF
Paid-in capital	$276,741,855
Undistributed net investment income	1,251
Accumulated net realized gains on investments	1,071

Total net assets	$276,744,177

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$10,765,496
Shares outstanding – Class A	10,765,598
Net asset value per share – Class A	$1.00
Net assets – Service Class	$11,034,887
Shares outstanding – Service Class	11,035,004
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$254,943,794
Shares outstanding – Sweep Class	254,954,335
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended July 31, 2011 (Unaudited)	Wells Fargo Advantage New York Municipal Money Market Fund	13

Investment income
Interest	$394,531

Expenses
Advisory fee	563,529
Administration fees
Fund level	93,921
Class A	12,392
Service Class	7,157
Sweep Class	387,740
Shareholder servicing fees
Class A	13,867
Service Class	14,112
Sweep Class	440,614
Distribution fees
Sweep Class	616,859
Custody and accounting fees	10,850
Professional fees	14,380
Registration fees	18,718
Shareholder report expenses	2,083
Trustees’ fees and expenses	5,951
Other fees and expenses	9,077

Total expenses	2,211,250
Less: Fee waivers and/or expense reimbursements	(1,835,504)

Net expenses	375,746

Net investment income	18,785
Net realized gains on investments	804

Net increase in net assets resulting from operations	$19,589

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage New York Municipal Money Market Fund	Statements of Changes in Net Assets

	Six Months Ended July 31, 2011 (Unaudited)		Year Ended January 31, 2011[1]

Operations
Net investment income		$18,785			$19,575
Net realized gains on investments		804			1,809

Net increase in net assets resulting from operations		19,589			21,384

Distributions to shareholders from
Net investment income
Class A		(563)			(1,936)
Service Class		(595)			(1,769)[2]
Sweep Class		(17,627)			(42,340)[3]

Total distributions to shareholders		(18,785)			(46,045)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	9,920,270	9,920,270	40,186,012		40,186,012
Service Class	26,706,743	26,706,743	79,156,755	[2]	79,156,755 [2]
Sweep Class	491,117,886	491,117,886	1,237,044,799	[3]	1,237,044,799 [3]

		527,744,899			1,356,387,566

Reinvestment of distributions
Class A	459	459	1,387		1,387
Service Class	79	79	216	[2]	216 [2]
Sweep Class	17,627	17,627	42,340	[3]	42,340 [3]

		18,165			43,943

Payment for shares redeemed
Class A	(10,622,220)	(10,622,220)	(46,935,972)		(46,935,972)
Service Class	(27,600,630)	(27,600,630)	(77,001,001)[2]		(77,001,001)[2]
Sweep Class	(627,526,185)	(627,526,185)	(1,249,894,067)[3]		(1,249,894,067)[3]

		(665,749,035)			(1,373,831,040)

Net decrease in net assets resulting from capital share transactions		(137,985,971)			(17,399,531)

Total decrease in net assets		(137,985,167)			(17,424,192)

Net assets
Beginning of period		414,729,344			432,153,536

End of period		$276,744,177			$414,729,344

Undistributed net investment income		$1,251			$1,251

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen New York Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 12, 2010 is that of Evergreen New York Municipal Money Market Fund.

2.	Class I shares of Evergreen New York Municipal Money Market Fund became Service Class shares on July 12, 2010.

3.	Class S shares of Evergreen New York Municipal Money Market Fund became Sweep Class shares on July 12, 2010.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage New York Municipal Money Market Fund	15

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31,
Class A		2011[1]	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.03	0.03
Net realized gains (losses) on investments	0.00 [2]	(0.00)[2]	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.03	0.03
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.04%	1.41%	2.92%	2.88%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.84%	0.88%	0.85%	0.86%	0.86%
Net expenses	0.19%	0.31%	0.55%	0.85%	0.86%	0.86%
Net investment income	0.01%	0.01%	0.04%	1.36%	2.84%	2.72%
Supplemental data
Net assets, end of period (000’s omitted)	$10,765	$11,467	$18,245	$25,597	$51,071	$47,842

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen New York Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen New York Municipal Money Market Fund.

2.	Amount represents less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage New York Municipal Money Market Fund	Financial Highlights

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31,
Service Class		2011[1]	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.03	0.03
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.03	0.03
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.14%	1.71%	3.23%	3.18%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.66%	0.58%	0.55%	0.56%	0.56%
Net expenses	0.19%	0.30%	0.44%	0.55%	0.56%	0.56%
Net investment income	0.01%	0.01%	0.15%	1.69%	3.13%	2.98%
Supplemental data
Net assets, end of period (000’s omitted)	$11,035	$11,929	$9,766	$12,241	$18,163	$60,677

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen New York Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen New York Municipal Money Market Fund.

2.	Amount represents less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage New York Municipal Money Market Fund	17

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31,
Sweep Class		2011[1]	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.03	0.03
Net realized gains (losses) on investments	0.00 [2]	(0.00)[2]	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.03	0.03
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.03%	1.12%	2.61%	2.57%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.17%	1.17%	1.16%	1.16%	1.16%
Net expenses	0.20%	0.31%	0.53%	1.14%	1.16%	1.16%
Net investment income	0.01%	0.01%	0.03%	1.06%	2.54%	2.41%
Supplemental data
Net assets, end of period (000’s omitted)	$254,944	$391,334	$404,142	$357,605	$273,501	$249,845

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen New York Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class S of Evergreen New York Municipal Money Market Fund.

2.	Amount represents less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage New York Municipal Money Market Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage New York Municipal Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage New York Municipal Money Market Fund	19

dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Fund’s Portfolio of Investments.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. For the six months ended July 31, 2011, the advisory fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Sweep Class	0.22%
Service Class	0.12

20	Wells Fargo Advantage New York Municipal Money Market Fund	Notes to Financial Statements (Unaudited)

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of July 31, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

Other Information (Unaudited)	Wells Fargo Advantage New York Municipal Money Market Fund	21

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site

(www.wellsfargo.com/advantagefunds) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

22	Wells Fargo Advantage New York Municipal Money Market Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage New York Municipal Money Market Fund	23

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

24	Wells Fargo Advantage New York Municipal Money Market Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

California Municipal Money Market Fund, Municipal Cash Management Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund

(Not all of the funds described in this Board considerations section are part of this shareholder report. This shareholder report only relates to New York Municipal Money Market Fund.)

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the California Municipal Money Market Fund, Municipal Cash Management Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund (collectively, the “Funds”); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for each of the Funds. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to each Fund specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for each of the Funds as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for each of the Funds was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital

Other Information (Unaudited)	Wells Fargo Advantage New York Municipal Money Market Fund	25

Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by Funds Management and Wells Capital Management.

Fund performance and expenses

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that were determined by Lipper Inc. (“Lipper”) to be similar to the Funds, and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of each of the Funds was generally higher than or in range of the median performance of the Universe for the periods under review.

The Board received and considered information regarding each Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to each Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in a Fund’s Expense Group. The Board noted that the net operating expense ratios of the Service Class, Administrator Class and Institutional Class of each of the Funds were in range of each Fund’s respective Expense Group’s median net operating expense ratio. The Board also noted that the net operating expense ratios of the Class A and Sweep Class of each of the Funds were higher than each Fund’s respective Expense Group’s median net operating expense ratio and that the net operating expense ratio of the Municipal Money Market Fund (Investor Class) was not appreciably higher than the Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Funds’ administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rates”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”).

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in each Fund’s Expense Group median. The Board noted that the Advisory Agreement Rates for each of the Funds were in range of the median rate of each Fund’s Expense Group, except for the Municipal Money Market Fund and the New York Municipal Money Market Fund (Sweep Class). The Board noted that the Net Advisory Rates for the Service Class, Administrator Class and the Institutional Class of each of the Funds were lower than or in range of the median rate of each Fund’s Expense Group. The Board noted that the Net Advisory Rate for the Investor Class, Class A and Sweep Class of each of the Funds was not appreciably higher than the median rate for the Fund’s Expense, except for the Sweep Class of the Municipal Money Market Fund, New Jersey Municipal Money Market Fund and the New York Municipal Money Market Fund. The Board further noted that Funds Management had agreed to continue and, in certain instances, reduce contractual fee cap arrangements for the Funds designed to lower the Funds’ expenses.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens

26	Wells Fargo Advantage New York Municipal Money Market Fund	Other Information (Unaudited)

and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

In each case, the Board determined that the Advisory Agreement Rates for the Funds, both with and without administration fee rates and before and after waivers, were acceptable in light of the Funds’ Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of each Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Funds to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to any of the Funds, individually or in the aggregate, was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in each Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rates of the Funds (as a percentage of Fund assets) as the Funds grow in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Funds. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Funds and receives certain compensation for those services. The Board noted that the Funds pay sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Funds’ shares, including the multiple channels through which the Funds’ shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the

Other Information (Unaudited)	Wells Fargo Advantage New York Municipal Money Market Fund	27

Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

28	Wells Fargo Advantage New York Municipal Money Market Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
RIB	— Residual Interest Bond
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.

204807 09-11 SA311/SAR311 7-11

Wells Fargo Advantage

Pennsylvania Municipal Money Market Fund

Semi-Annual Report

July 31, 2011

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Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2011, unless otherwise noted and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $221 billion in assets under management, as of July 31, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Dear Valued Shareholder,

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Pennsylvania Municipal Money Market Fund for the six-month period that ended July 31, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We believe this change will give you more convenient access to your fund data.

The period began modestly as improving economic optimism generally shifted investors toward equities and riskier assets and away from U.S. Treasuries and lower-yielding fixed-income securities. Returns from fixed income were modest in the opening months of 2011 but were generally still positive as U.S. Treasury yields incrementally climbed higher. But after the slow start, bond prices once again strongly improved, sparked by a sharp decline in U.S. Treasury prices in April that carried into May. Late in the period, lower-rated bonds declined in price more than the higher credit-quality tiers but not enough to outweigh the stronger performance from lower-rated securities during the period. Lower-quality and longer-maturity fixed-income securities generally outperformed higher-quality and shorter-maturity securities over the full period.

The activity within the broader bond market also resonated with money market participants. As the economic and credit environment reverberated from the ongoing sovereign debt concerns and softening economic data, many participants continued to balance a need for stability and desire for higher yields. The result has been good demand for domestic commercial paper and certificate of deposits. Also, in spite of all the discussion about sovereign debt, many money market participants continue to maintain some exposures to foreign banks based on the quality of their fundamentals. By focusing more on the fundamentals and taking a more selective approach to the short-term security market helped the markets avoid the severe yield volatility or significant flight-to-quality experienced during the spring of 2010, when the Greek sovereign debt crisis first emerged.

The global economic “recovery” hit a snag, but the end of 2011 could regain momentum.

The U.S. economic recovery that began in mid-2009 and gained further momentum throughout 2010, particularly during the fourth quarter, has failed to maintain that level of growth through the first seven months of 2011. For example, gross domestic product (GDP), the broadest measure of economic activity, grew at an annualized rate of 3.1% in the fourth quarter of 2010, only to slow dramatically during the first quarter of 2011. The latest revision to first-quarter GDP data during the period indicated that the economy grew at an annualized rate of 0.4% during the first quarter of 2011. While still positive, it’s a much slower pace of growth than experienced in the second half of 2010 and notably lower than consensus forecasts. Nevertheless, the advance estimate of second-quarter 2011 GDP, which was released on July 29, 2011, was 1.3%, suggesting that the U.S. economy continues to expand, though at a slow and uneven pace.

Letter to Shareholders	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	3

Jobs and housing remained troublesome.

The July 2011 unemployment rate in the U.S. was reported at 9.1%, down from 9.5% a year earlier but still notably higher than historical averages. Unfortunately, the drop may be more attributable to a decline in the labor force than to a meaningful uptick in hiring. The level of job creation in 2011 has been trending below historical averages, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite some tentative late-year signs of stabilization. That said, persistent weakness in the labor and housing markets bears close watching in the months ahead.

Other economic data in the U.S. has been more encouraging, reflecting greater confidence in the sustainability of the expansion on the part of both consumers and businesses. Retail sales came in strong at certain points during the period and industrial production and new orders have picked up. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and information technology. Core inflation, which excludes volatile food and energy prices, remained benign.

The Federal Reserve believes the economic recovery will accelerate in future quarters.

With inflation subdued, the Federal Open Market Committee (FOMC) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0.00% to 0.25%. On June 22, 2011, in its final statement of the six-month period, the Fed reiterated that the economic recovery “is proceeding at a moderate pace,” but that “recent labor market indicators have been weaker than anticipated.” It described the recent increase in inflation as temporary, suggesting that inflation pressures will ease going forward. While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

As recent headwinds subside, it is reasonable to expect markets to regain focus.

Now that it appears the debt ceiling has been increased and a U.S. default will be averted, money market participants and the broader bond market can get back to more fundamental and lasting concerns—chiefly, the economy. After avoiding short-term Treasuries in late July 2011, ahead of pending U.S. debt ceiling deadline, money market participants have returned to the U.S. short-term markets1. Economic indicators released in the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory. Most indicators still point toward real GDP growth in the 2% to 3% range in the second half of 2011. While that is not enough to produce big employment gains, it might be sufficient to cause Treasury yields to retrace some of the late-July declines.

Don’t let short-term uncertainty derail long-term investment goals.

While periods of uncertainty can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and

1.	Comments expressed that do not fall within the reporting period are as of August 2, 2011.

While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

Economic indicators released in the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory.

4	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	Letter to Shareholders

risk tolerance can be an effective way to plan for the future. As a whole, Wells Fargo Advantage Funds represents investments across a broad range of asset classes and investment styles with more than 110 mutual funds, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk.

In our opinion, diligent and earnest assessment of the fundamental characteristics of money market eligible securities will be a key differentiating factor between which investment strategies meet client expectations and which do not. At Wells Fargo Advantage Funds, we intend to continue the emphasis of principal preservation and high liquidity across our lineup of Wells Fargo Advantage Money Market Funds. In changing markets, we believe it is particularly important to have diligent investment analysts in charge of investor assets.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Performance Highlights	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	5

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from regular federal income tax and Pennsylvania individual income tax, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

James Randazzo

FUND INCEPTION

August 15, 1991

SECTOR DISTRIBUTION[1] (AS OF JULY 31, 2011)

EFFECTIVE MATURITY DISTRIBUTION[1] (AS OF JULY 31, 2011)

WEIGHTED AVERAGE MATURITY[2] (AS OF JULY 31, 2011)
6 Days

WEIGHTED AVERAGE FINAL MATURITY[3] (AS OF JULY 31, 2011)
6 Days

1.	Sector distribution and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.	Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a Fund’s sensitivity to potential interest rate changes.

3.	Weighted Average Final Maturity (WAFM): WAFM calculates a Fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the Fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a Fund’s potential sensitivity to credit spread changes.

6	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	Performance Highlights

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JULY 31, 2011)

						Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]
Class A (EPPXX)	08/22/1995	0.00	0.01	1.22	1.25	0.90%	0.70%
Service Class (EPAXX)	08/15/1991	0.00	0.01	1.39	1.47	0.80%	0.45%
Sweep Class	06/30/2000	0.00	0.01	1.05	1.00	1.25%	1.05%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[6] (AS OF JULY 31, 2011)	Class A	Service Class	Sweep Class
7-Day Current Yield	0.01%	0.01%	0.01%
7-Day Compound Yield	0.01%	0.01%	0.01%
30-Day Simple Yield	0.01%	0.01%	0.01%
30-Day Compound Yield	0.01%	0.01%	0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

4.	Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen Pennsylvania Municipal Money Market Fund.

5.	Reflects the expense ratios as stated in the most recent prospectuses.

6.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.84)%, (0.74)%, and (1.19)% for Class A, Service Class and Sweep Class, respectively.

Fund Expenses	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (if any) and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2011 to July 31, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as any contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 02-01-2011	Ending Account Value 07-31-2011	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,000.05	$1.14	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	$1.15	0.23%
Service Class
Actual	$1,000.00	$1,000.05	$1.14	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	$1.15	0.23%
Sweep Class
Actual	$1,000.00	$1,000.05	$1.19	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.20	0.24%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Bonds and Notes: 94.54%

Delaware: 1.18%

Variable Rate Demand Note§: 1.18%
Delaware State Economic Development Authority (Energy Revenue)	0.21%	08/01/2029	$1,350,000	$1,350,000

Maryland: 0.87%

Variable Rate Demand Note§: 0.87%
Montgomery County MD Series 10-B (GO-Local)	0.09	08/09/2011	1,000,000	1,000,000

Nevada: 1.26%

Variable Rate Demand Note§: 1.26%
Reno NV Sales Tax Revenue Various Refunding Senior Lien-Reno Transportation Rail Access Corridor Project (Tax Revenue, Bank of New York LOC)	0.20	06/01/2042	1,440,000	1,440,000

New Jersey: 4.23%

Variable Rate Demand Note§: 4.23%
Clipper Tax Exempt Series 2009-32 (Airport Revenue, State Street Bank & Trust Insured)	0.13	01/01/2018	4,850,000	4,850,000

Pennsylvania: 82.23%

Variable Rate Demand Notes§: 82.23%
Allegheny County PA Hospital Development Authority UPMC Senior Living Corporation (Health Revenue, FNMA Insured)	0.09	07/15/2028	5,105,000	5,105,000
Allegheny County PA Residential Finance Authority Mortgage SFHR Series 2005-SS (Housing Revenue)	0.13	05/01/2036	2,640,000	2,640,000
Beaver County IDA Environmental Improvement Project (Utilities Revenue)	0.24	09/01/2032	2,000,000	2,000,000
Beaver County IDA Pollution Control First Energy Generation (Utilities Revenue, Bank of Nova Scotia LOC)	0.04	04/01/2035	1,400,000	1,400,000
Berks County PA IDA Fleetwood Business Trust (IDR, U.S. Bank NA LOC)	0.12	05/15/2025	3,815,000	3,815,000
Butler County PA IDA Mine Safety Appliances (GO-Local, Societe Generale LOC)	0.11	10/01/2034	5,080,000	5,080,000
Butler County PA IDA Mine Safety Appliances Series A (IDR, JPMorgan Chase Bank LOC)	0.19	05/01/2022	3,000,000	3,000,000
Butler County PA IDA Mine Safety Appliances Series B (IDR)	0.19	05/01/2022	1,000,000	1,000,000
Delaware County PA College Authority Eastern College Series A (Education Revenue, TD Bank NA LOC)	0.08	10/01/2025	3,600,000	3,600,000
Delaware County PA IDA Airport Facilities Parcel Service Project (Airport Revenue)	0.22	12/01/2015	3,000,000	3,000,000
Deutsche Bank Spears Lifers Trust Series DB-340 (Utilities Revenue, AMBAC Insured)	0.08	10/01/2022	4,500,000	4,500,000
Emmaus PA General Authority Series D27 (GO-Local, U.S. Bank NA LOC, State Aid Withholding Insured)	0.08	03/01/2024	2,300,000	2,300,000
Emmaus PA General Authority Series F24 (GO-Local, U.S. Bank NA LOC, State Aid Withholding Insured)	0.08	03/01/2024	2,000,000	2,000,000
Fayette County PA IDA Coastal Lumber Company Project (IDR, Branch Banking & Trust LOC)	0.25	09/01/2018	1,700,000	1,700,000
Franconia Township PA IDA Ashers Chocolate Project Series A (IDR, Commerce Bank NA LOC)	0.31	05/01/2017	985,000	985,000
Geisinger PA Health System Series C (Hospital Revenue, TD Bank NA LOC)	0.21	08/01/2028	3,000,000	3,000,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
JPMorgan Chase PUTTER DRIVER Trust Series 3498Z (Lease Revenue, FSA State Aid Withholding Insured)††	0.22%	06/01/2015	$1,475,000	$1,475,000
Lancaster PA IDA Purple Crow Partners LLC Project (IDR, U.S. Bank NA LOC)	0.12	09/01/2026	855,000	855,000
Merrill Lynch PFOTER Series 385 (Hospital Revenue)	0.18	08/15/2042	2,500,000	2,500,000
Merrill Lynch PFOTER Series 566 (Hospital Revenue)	0.31	08/15/2042	4,600,000	4,600,000
Montgomery County PA IDA Girl Scouts Southeastern PA (Miscellaneous Revenue, TD Bank NA LOC)	0.10	02/01/2025	1,420,000	1,420,000
Montgomery County PA IDA Series 3238 (Hospital Revenue, FHA Insured)††	0.11	08/01/2030	1,300,000	1,300,000
Pennsylvania EDFA Fitzpatrick Container Company Project (IDR, PNC Bank NA LOC)	0.12	12/01/2023	1,600,000	1,600,000
Pennsylvania EDFA Ganflec Corporation Project Series E (IDR, PNC Bank NA LOC)	0.13	11/01/2019	1,100,000	1,100,000
Pennsylvania EDFA Series B1 (IDR, PNC Bank NA LOC)	0.21	05/01/2015	200,000	200,000
Pennsylvania EDFA Series B2 (IDR, PNC Bank NA LOC)	0.21	08/01/2014	300,000	300,000
Pennsylvania EDFA Series G10 (Port, Airport, & Marina Authority Revenue, PNC Bank NA LOC)	0.12	12/01/2025	2,000,000	2,000,000
Pennsylvania EDFA Series G12 (IDR, PNC Bank NA LOC)	0.21	12/01/2013	100,000	100,000
Pennsylvania EDFA Series G6 (IDR, PNC Bank NA LOC)	0.21	12/01/2013	350,000	350,000
Pennsylvania EDFA Series H4 (IDR, PNC Bank NA LOC)	0.21	12/01/2012	400,000	400,000
Pennsylvania EDFA Series J1 (Education Revenue, PNC Bank NA LOC)	0.08	11/01/2030	1,325,000	1,325,000
Pennsylvania EDFA Series J1 (IDR, PNC Bank NA LOC)	0.21	05/01/2015	400,000	400,000
Pennsylvania HFA SFMR Series 74A (Housing Revenue, GO of Agency Insured)	0.05	10/01/2032	2,300,000	2,300,000
Pennsylvania State HEFAR of Independent Colleges Series K (Education Revenue, PNC Bank NA LOC)	0.08	11/01/2014	1,900,000	1,900,000
Pennsylvania State Public School Building Authority ROC-RR-II-R-11396 (Lease Revenue, FSA State Aid Withholding Insured)	0.19	12/01/2023	4,700,000	4,700,000
Philadelphia PA Hospital & Higher Education Facilities Authority Childrens Hospital Series A (Hospital Revenue)	0.18	02/15/2014	1,400,000	1,400,000
Philadelphia PA Hospital & Higher Education Facilities Authority Childrens Hospital Series A (Hospital Revenue)	0.18	07/01/2022	1,405,000	1,405,000
Philadelphia PA IDA 1100 Walnut St Project (IDR, PNC Bank NA LOC)	0.27	12/01/2014	800,000	800,000
Philadelphia PA IDA Series B (IDR, JPMorgan Chase Bank LOC)	0.09	10/01/2030	500,000	500,000
Philadelphia PA School District Series F (GO-Local, Barclays Bank plc LOC, State Aid Withholding Insured)	0.04	09/01/2030	4,500,000	4,500,000
RBC Municipal Products Incorporated Trust Series C13 (Hospital Revenue, Royal Bank of Canada LOC)††	0.08	11/01/2011	2,000,000	2,000,000
RBC Municipal Products Incorporated Trust Series E-11 (Hospital Revenue, Royal Bank of Canada LOC)††	0.09	02/01/2012	2,000,000	2,000,000
RBC Municipal Products Incorporated Trust Series E-16 (Hospital Revenue, Royal Bank of Canada LOC)††	0.08	04/15/2039	4,000,000	4,000,000
Southeastern PA Transportation Authority (Tax Revenue, PNC Bank NA LOC)	0.17	03/01/2022	2,000,000	2,000,000
Westmoreland County PA Industrial Development Project (IDR, PNC Bank NA LOC)	0.15	04/01/2017	1,740,000	1,740,000

				94,295,000

10	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Puerto Rico: 2.09%

Variable Rate Demand Note§: 2.09%
Puerto Rico Sales Tax Finance Corporation ROC-RR-II-R-11761 (Tax Revenue)††	0.11%	12/01/2047	$2,400,000	$2,400,000

Texas: 2.68%

Variable Rate Demand Notes§: 2.68%
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series D (Energy Revenue)	0.19	11/01/2040	675,000	675,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project (Resource Recovery Revenue)	0.13	01/01/2032	2,400,000	2,400,000

				3,075,000

Total Investments in Securities
(Cost $108,410,000)*	94.54%	108,410,000
Other Assets and Liabilities, Net	5.46	6,265,495

Total Net Assets	100.00%	$114,675,495

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

§	These securities are subject to a demand feature which reduces the effective maturity.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—July 31, 2011 (Unaudited)	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	11

Assets
Investments in unaffiliated securities, at amortized cost	$108,410,000
Cash	6,144,543
Receivable for investments sold	145,000
Receivable for interest	24,980
Receivable from adviser	82,561
Prepaid expenses and other assets	29,792

Total assets	114,836,876

Liabilities
Payable for Fund shares redeemed	20,000
Distribution fees payable	30,047
Due to other related parties	27,437
Shareholder report expenses payable	11,168
Shareholder servicing fees payable	28,957
Professional fees payable	21,298
Accrued expenses and other liabilities	22,474

Total liabilities	161,381

Total net assets	$114,675,495

NET ASSETS CONSIST OF
Paid-in capital	$114,673,863
Undistributed net investment income	1,839
Accumulated net realized losses on investments	(207)

Total net assets	$114,675,495

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$4,302,103
Shares outstanding – Class A	4,302,092
Net asset value per share – Class A	$1.00
Net assets – Service Class	$27,902,768
Shares outstanding – Service Class	27,902,970
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$82,470,624
Shares outstanding – Sweep Class	82,470,536
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	Statement of Operations—Six Months Ended July 31, 2011 (Unaudited)

Investment income
Interest	$192,942

Expenses
Advisory fee	237,334
Administration fees
Fund level	39,556
Class A	5,171
Service Class	15,690
Sweep Class	140,108
Shareholder servicing fees
Class A	5,622
Service Class	32,688
Sweep Class	159,214
Distribution fees
Sweep Class	222,899
Custody and accounting fees	4,448
Professional fees	12,628
Registration fees	28,223
Shareholder report expenses	16,957
Trustees’ fees and expenses	7,421
Other fees and expenses	2,820

Total expenses	930,779
Less: Fee waivers and/or expense reimbursements	(745,749)

Net expenses	185,030

Net investment income	$7,912

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	13

	Six Months Ended July 31, 2011 (Unaudited)		Year Ended January 31, 2011¹

Operations
Net investment income		$7,912			$3,644
Net realized gains (losses) on investments		0			(13)

Net increase in net assets resulting from operations		7,912			3,631

Distributions to shareholders from
Net investment income
Class A		(235)			(840)
Service Class		(1,308)			(5,893	)²
Sweep Class		(6,369)			(22,237	)³

Total distributions to shareholders		(7,912)			(28,970)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	4,846,460	4,846,460	13,465,509		13,465,509
Service Class	40,794,194	40,794,194	153,136,397	²	153,136,397	²
Sweep Class	237,254,140	237,254,140	770,557,711	³	770,557,711	³

		282,894,794			937,159,617

Reinvestment of distributions
Class A	233	233	720		720
Service Class	56	56	722	²	722	²
Sweep Class	6,369	6,369	21,004	³	21,004	³

		6,658			22,446

Payment for shares redeemed
Class A	(6,209,559)	(6,209,559)	(12,326,698)		(12,326,698)
Service Class	(39,577,766)	(39,577,766)	(156,542,664	)²	(156,542,664	)²
Sweep Class	(290,299,972)	(290,299,972)	(792,319,259	)³	(792,319,259	)³

		(336,087,297)			(961,188,621)

Net decrease in net assets resulting from capital share transactions		(53,185,845)			(24,006,558)

Total decrease in net assets		(53,185,845)			(24,031,897)

Net assets
Beginning of period		167,861,340			191,893,237

End of period		$114,675,495			$167,861,340

Undistributed net investment income		$1,839			$1,839

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Money Market Fund which became the accounting and performance survivor in this transaction. The information for the period prior to July 12, 2010 is that of Evergreen Pennsylvania Municipal Money Market Fund.

2.	Class I shares of Evergreen Pennsylvania Municipal Money Market became Service Class shares on July 12, 2010.

3.	Class S shares of Evergreen Pennsylvania Municipal Money Market became Sweep Class shares on July 12, 2010.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31,
Class A		2011[1]	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.03	0.03
Net realized gains (losses) on investments	0.00 [2]	(0.00)[2]	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.03	0.03
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.12%	1.56%	2.97%	2.83%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.86%	0.87%	0.82%	0.82%	0.82%
Net expenses	0.23%	0.37%	0.62%	0.82%	0.82%	0.82%
Net investment income	0.01%	0.01%	0.12%	1.45%	2.91%	2.79%
Supplemental data
Net assets, end of period (000’s omitted)	$4,302	$5,665	$4,525	$36,362	$20,293	$18,178

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Pennsylvania Municipal Money Market Fund.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	15

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31,
Service Class		2011[1]	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.03	0.03
Net realized gains (losses) on investments	0.00 [2]	(0.00)[2]	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.03	0.03
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.23%	1.87%	3.28%	3.14%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.70%	0.56%	0.51%	0.52%	0.52%
Net expenses	0.23%	0.36%	0.49%	0.51%	0.52%	0.52%
Net investment income	0.01%	0.01%	0.31%	1.87%	3.21%	3.10%
Supplemental data
Net assets, end of period (000’s omitted)	$27,903	$26,686	$30,092	$92,005	$98,539	$62,522

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Pennsylvania Municipal Money Market Fund.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)		Year Ended January 31,
Sweep Class			2011¹		2010[1]		2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Net investment income	0.00	²	0.00	²	0.00	²	0.01	0.03	0.02
Net realized gains (losses) on investments	0.00	[2]	(0.00)[2]		0.00		0.00	0.00	0.00

Total from investment operations	0.00	[2]	0.00	[2]	0.00	[2]	0.01	0.03	0.02
Distributions to shareholders from
Net investment income	(0.00	)²	(0.00	)²	(0.00	)²	(0.01)	(0.03)	(0.02)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return³	0.00%		0.01%		0.04%		1.26%	2.66%	2.53%
Ratios to average net assets (annualized)
Gross expenses	1.26%		1.19%		1.15%		1.11%	1.12%	1.12%
Net expenses	0.24%		0.37%		0.67%		1.10%	1.12%	1.12%
Net investment income	0.01%		0.00%		0.04%		1.23%	2.60%	2.50%
Supplemental data
Net assets, end of period (000’s omitted)	$82,471		$135,510		$157,251		$176,221	$157,771	$113,516

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class S of Evergreen Pennsylvania Municipal Money Market Fund.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Pennsylvania Municipal Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of January 31, 2011, the Fund had estimated net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $207 expiring in 2018.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are

18	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	Notes to Financial Statements (Unaudited)

determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Fund’s Portfolio of Investments.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. For the six months ended July 31, 2011, the advisory fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Sweep Class	0.22%
Service Class	0.12

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the Fund, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of July 31, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

20	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site

(www.wellsfargo.com/advantagefunds) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

Other Information (Unaudited)	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	21

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

22	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

Other Information (Unaudited)	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	23

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

California Municipal Money Market Fund, Municipal Cash Management Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund

(Not all of the funds described in this Board considerations section are part of this shareholder report. This shareholder report only relates to Pennsylvania Municipal Money Market Fund.)

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the California Municipal Money Market Fund, Municipal Cash Management Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund (collectively, the “Funds”); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for each of the Funds. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to each Fund specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for each of the Funds as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for each of the Funds was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital

24	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	Other Information (Unaudited)

Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by Funds Management and Wells Capital Management.

Fund performance and expenses

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that were determined by Lipper Inc. (“Lipper”) to be similar to the Funds, and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of each of the Funds was generally higher than or in range of the median performance of the Universe for the periods under review.

The Board received and considered information regarding each Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to each Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in a Fund’s Expense Group. The Board noted that the net operating expense ratios of the Service Class, Administrator Class and Institutional Class of each of the Funds were in range of each Fund’s respective Expense Group’s median net operating expense ratio. The Board also noted that the net operating expense ratios of the Class A and Sweep Class of each of the Funds were higher than each Fund’s respective Expense Group’s median net operating expense ratio and that the net operating expense ratio of the Municipal Money Market Fund (Investor Class) was not appreciably higher than the Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Funds’ administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rates”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”).

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in each Fund’s Expense Group median. The Board noted that the Advisory Agreement Rates for each of the Funds were in range of the median rate of each Fund’s Expense Group, except for the Municipal Money Market Fund and the New York Municipal Money Market Fund (Sweep Class). The Board noted that the Net Advisory Rates for the Service Class, Administrator Class and the Institutional Class of each of the Funds were lower than or in range of the median rate of each Fund’s Expense Group. The Board noted that the Net Advisory Rate for the Investor Class, Class A and Sweep Class of each of the Funds was not appreciably higher than the median rate for the Fund’s Expense, except for the Sweep Class of the Municipal Money Market Fund, New Jersey Municipal Money Market Fund and the New York Municipal Money Market Fund. The Board further noted that Funds Management had agreed to continue and, in certain instances, reduce contractual fee cap arrangements for the Funds designed to lower the Funds’ expenses.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens

Other Information (Unaudited)	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	25

and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

In each case, the Board determined that the Advisory Agreement Rates for the Funds, both with and without administration fee rates and before and after waivers, were acceptable in light of the Funds’ Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of each Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Funds to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to any of the Funds, individually or in the aggregate, was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in each Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rates of the Funds (as a percentage of Fund assets) as the Funds grow in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Funds. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Funds and receives certain compensation for those services. The Board noted that the Funds pay sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Funds’ shares, including the multiple channels through which the Funds’ shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that

26	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	Other Information (Unaudited)

have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund	27

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
RIB	— Residual Interest Bond
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.

204808 09-11 SA312/SAR312 7-11

Wells Fargo Advantage

Prime Investment Money Market Fund

Semi-Annual Report

July 31, 2011

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2011, unless otherwise noted and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $221 billion in assets under management, as of July 31, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Prime Investment Money Market Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Dear Valued Shareholder,

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Prime Investment Money Market Fund for the six-month period that ended July 31, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We believe this change will give you more convenient access to your fund data.

The period began modestly as improving economic optimism generally shifted investors toward equities and riskier assets and away from U.S. Treasuries and lower-yielding fixed-income securities. Returns from fixed income were modest in the opening months of 2011 but were generally still positive as U.S. Treasury yields incrementally climbed higher. But after the slow start, bond prices once again strongly improved, sparked by a sharp decline in U.S. Treasury prices in April that carried into May. Late in the period, lower-rated bonds declined in price more than the higher credit-quality tiers but not enough to outweigh the stronger performance from lower-rated securities during the period. Lower-quality and longer-maturity fixed-income securities generally outperformed higher-quality and shorter-maturity securities over the full period.

The activity within the broader bond market also resonated with money market participants. As the economic and credit environment reverberated from the ongoing sovereign debt concerns and softening economic data, many participants continued to balance a need for stability and desire for higher yields. The result has been good demand for domestic commercial paper and certificate of deposits. Also, in spite of all the discussion about sovereign debt, many money market participants continue to maintain some exposures to foreign banks based on the quality of their fundamentals. By focusing more on the fundamentals and taking a more selective approach to the short-term security market helped the markets avoid the severe yield volatility or significant flight-to-quality experienced during the spring of 2010, when the Greek sovereign debt crisis first emerged.

The global economic “recovery” hit a snag, but the end of 2011 could regain momentum.

The U.S. economic recovery that began in mid-2009 and gained further momentum throughout 2010, particularly during the fourth quarter, has failed to maintain that level of growth through the first seven months of 2011. For example, gross domestic product (GDP), the broadest measure of economic activity, grew at an annualized rate of 3.1% in the fourth quarter of 2010, only to slow dramatically during the first quarter of 2011. The latest revision to first-quarter GDP data during the period indicated that the economy grew at an annualized rate of 0.4% during the first quarter of 2011. While still positive, it’s a much slower pace of growth than experienced in the second half of 2010 and notably lower than consensus forecasts. Nevertheless, the advance estimate of second-quarter 2011 GDP, which was released on July 29, 2011, was 1.3%, suggesting that the U.S. economy continues to expand, though at a slow and uneven pace.

Jobs and housing remained troublesome.

The July 2011 unemployment rate in the U.S. was reported at 9.1%, down from 9.5% a year earlier but still notably higher than historical averages. Unfortunately,

Letter to Shareholders	Wells Fargo Advantage Prime Investment Money Market Fund	3

the drop may be more attributable to a decline in the labor force than to a meaningful uptick in hiring. The level of job creation in 2011 has been trending below historical averages, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite some tentative late-year signs of stabilization. That said, persistent weakness in the labor and housing markets bears close watching in the months ahead.

Other economic data in the U.S. has been more encouraging, reflecting greater confidence in the sustainability of the expansion on the part of both consumers and businesses. Retail sales came in strong at certain points during the period and industrial production and new orders have picked up. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and information technology. Core inflation, which excludes volatile food and energy prices, remained benign.

The Federal Reserve believes the economic recovery will accelerate in future quarters.

With inflation subdued, the Federal Open Market Committee (FOMC) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0.00% to 0.25%. On June 22, 2011, in its final statement of the six-month period, the Fed reiterated that the economic recovery “is proceeding at a moderate pace,” but that “recent labor market indicators have been weaker than anticipated.” It described the recent increase in inflation as temporary, suggesting that inflation pressures will ease going forward. While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

As recent headwinds subside, it is reasonable to expect markets to regain focus.

Now that it appears the debt ceiling has been increased and a U.S. default will be averted, money market participants and the broader bond market can get back to more fundamental and lasting concerns-chiefly, the economy. After avoiding short-term Treasuries in late July 2011, ahead of pending U.S. debt ceiling deadline, money market participants have returned to the U.S. short-term markets1. Economic indicators released in the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory. Most indicators still point toward real GDP growth in the 2% to 3% range in the second half of 2011. While that is not enough to produce big employment gains, it might be sufficient to cause Treasury yields to retrace some of the late-July declines.

Don’t let short-term uncertainty derail long-term investment goals.

While periods of uncertainty can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, Wells Fargo Advantage Funds represents investments across a broad range of asset classes and investment styles with more than 110 mutual funds, giving you an opportunity to create a diversified investment portfolio. While diversification may

1.	Comments expressed that do not fall within the reporting period are as of August 2, 2011.

While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

Economic indicators released in the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory.

4	Wells Fargo Advantage Prime Investment Money Market Fund	Letter to Shareholders

not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk.

In our opinion, diligent and earnest assessment of the fundamental characteristics of money market eligible securities will be a key differentiating factor between which investment strategies meet client expectations and which do not. At Wells Fargo Advantage Funds, we intend to continue the emphasis of principal preservation and high liquidity across our lineup of Wells Fargo Advantage Money Market Funds. In changing markets, we believe it is particularly important to have diligent investment analysts in charge of investor assets.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Performance Highlights (Unaudited)

Wells Fargo Advantage Prime Investment Money Market Fund

5

INVESTMENT OBJECTIVE

The Fund seeks current income, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

Laurie White

FUND INCEPTION

September 2, 1998

PORTFOLIO COMPOSITION[1] (AS OF JULY 31, 2011)

EFFECTIVE MATURITY DISTRIBUTION[1] (AS OF JULY 31,
2011)

WEIGHTED AVERAGE MATURITY[2] (AS OF JULY 31,
2011)

19 Days

WEIGHTED AVERAGE FINAL MATURITY[3] (AS OF JULY 31,
2011)

28 Days

1.
Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.
Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.
Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the Fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

6

Wells Fargo Advantage Prime Investment Money Market Fund

Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JULY 31, 2011)

Expense Ratios[5]

Inception Date

6 Months*

1 Year

5 Year

10 Year

Gross

Net[6]

Institutional Class (PIIXX)

07/28/2003

0.04

0.11

2.13

2.09

0.24%

0.20%

Service Class (NWRXX)

09/02/1998

0.00

0.01

1.87

1.85

0.53%

0.53%

*
Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[6] (AS OF JULY 31, 2011)

Institutional Class

Service Class

7-Day Current Yield

0.02%

0.01%

7-Day Compound Yield

0.02%

0.01%

30-Day Simple Yield

0.02%

0.01%

30-Day Compound Yield

0.02%

0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.

An investment in a money market fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

4.
Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher.

5.
Reflects the expense ratios as stated in the most recent prospectuses.

6.
The Adviser has committed through May 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating
Expenses After Fee Waiver, excluding certain expenses, at 0.20% for Institutional Class and 0.55% for Service Class. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s
7-day current yield would have been (0.02)%, and (0.31)% for Institutional Class and Service Class, respectively.

Fund Expenses

Wells Fargo Advantage Prime Investment Money Market Fund

7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2011 to July 31, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the
“Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 02-01-2011

Ending Account Value 07-31-2011

Expenses Paid During the
Period[1]

Net Annual Expense Ratio

Institutional Class

Actual

$
1,000.00

$
1,000.37

$
0.99

0.20
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.80

$
1.00

0.20
%

Service Class

Actual

$
1,000.00

$
1,000.05

$
1.29

0.26
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,023.51

$
1.30

0.26
%

1.
Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8

Wells Fargo Advantage Prime Investment Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Certificates of Deposit: 23.45%

Banco Del Estado De Chile

0.21
%

08/04/2011

$
20,000,000

$
20,000,000

Bank of Montreal

0.11

08/23/2011

10,000,000

10,000,000

Bank of Montreal

0.12

08/24/2011

5,000,000

5,000,000

Bank of Montreal

0.12

08/26/2011

15,000,000

15,000,000

Barclays Bank plc (New York)±

0.74

08/12/2011

40,000,000

40,000,000

Barclays Bank plc (New York)±

0.59

04/16/2012

6,000,000

6,000,000

Barclays Bank plc (New York)±

0.65

01/17/2012

10,000,000

10,000,000

Barclays Bank plc (New York)±

0.69

10/24/2011

21,500,000

21,500,000

BNP Paribas

0.13

08/01/2011

80,000,000

80,000,000

Commerzbank (London)

0.15

08/01/2011

55,000,000

55,000,000

Credit Agricole

0.16

08/01/2011

60,000,000

60,000,000

Credit Agricole

0.23

08/12/2011

6,000,000

6,000,000

Credit Agricole

0.23

08/15/2011

10,000,000

10,000,000

Credit Industriel et Commercial

0.11

08/01/2011

23,000,000

23,000,000

Credit Suisse NY±

0.25

09/02/2011

16,000,000

16,000,123

DG Bank NY Branch

0.23

08/15/2011

10,000,000

10,000,000

Groupe BPCE

0.13

08/01/2011

55,000,000

55,000,000

KBC Bank NV Brussels

0.15

08/01/2011

46,000,000

46,000,000

National Bank of Canada±

0.35

09/21/2011

10,000,000

10,000,000

National Bank of Canada±

0.36

10/07/2011

55,000,000

55,000,000

Natixis NY Branch±

0.50

08/08/2011

56,000,000

56,000,000

Nordea Bank Funding plc

0.15

09/14/2011

10,000,000

10,000,000

Nordea Bank Funding plc

0.15

09/19/2011

9,000,000

9,000,000

Norinchukin Bank

0.15

08/01/2011

12,000,000

12,000,000

Norinchukin Bank

0.15

08/02/2011

21,000,000

21,000,000

Rabobank Nederland NV±

0.27

12/06/2011

34,000,000

34,000,000

Rabobank Nederland NV±

0.27

10/21/2011

28,000,000

28,000,000

Rabobank Nederland NV±

0.28

04/24/2012

20,000,000

19,999,257

Royal Bank of Scotland plc±

0.44

10/31/2011

26,000,000

26,000,000

Royal Bank of Scotland plc±

0.47

09/13/2011

29,000,000

29,000,000

Skandinaviska Enskilda Banken AB

0.20

09/15/2011

20,000,000

20,000,000

Skandinaviska Enskilda Banken AB

0.20

09/19/2011

5,000,000

5,000,000

Skandinaviska Enskilda Banken AB

0.24

09/01/2011

8,000,000

8,000,000

Societe Generale (New York)

0.51

08/12/2011

50,000,000

50,000,000

Sumitomo Trust & Banking Corporation

0.14

08/03/2011

45,000,000

45,000,000

Sumitomo Trust & Banking Corporation

0.15

08/02/2011

24,000,000

24,000,000

Sumitomo Trust & Banking Corporation

0.15

08/04/2011

20,000,000

20,000,000

Svenska Handsbanken AB

0.17

08/04/2011

20,000,000

20,000,008

Toronto-Dominion Bank

0.12

08/19/2011

10,000,000

10,000,000

Toronto-Dominion Bank

0.12

08/22/2011

9,000,000

9,000,000

Toronto-Dominion Bank

0.17

08/02/2011

10,000,000

10,000,017

Total Certificates of Deposit (Cost $1,019,499,405)

1,019,499,405

Commercial Paper: 46.41%

Asset-Backed Commercial Paper: 31.72%

Alpine Securitzation Corporation††^

0.13

08/19/2011

13,000,000

12,999,090

Alpine Securitzation Corporation††^

0.13

08/23/2011

7,000,000

6,999,401

Alpine Securitzation Corporation††^

0.13

08/26/2011

11,000,000

10,998,931

Amsterdam Funding Corporation††^

0.15

08/25/2011

3,000,000

2,999,680

Amsterdam Funding Corporation††^

0.15

08/30/2011

12,000,000

11,998,453

Amsterdam Funding Corporation††^

0.22

08/22/2011

3,000,000

2,999,598

Portfolio of Investments—July 31, 2011 (Unaudited)

Wells Fargo Advantage Prime Investment Money Market Fund

9

Security Name

Interest Rate

Maturity Date

Principal

Value

Asset-Backed Commercial Paper (continued)

Antalis US Funding Corporation††^

0.00
%

08/01/2011

$
31,000,000

$
31,000,000

Arabella Finance LLC††^

0.38

08/08/2011

6,000,000

5,999,498

Argento Funding Companies Limited††^

0.17

08/24/2011

35,000,000

34,995,783

Argento Funding Companies Limited††^

0.19

08/04/2011

4,000,000

3,999,917

Argento Funding Companies Limited††^

0.21

09/07/2011

4,000,000

3,999,096

Argento Funding Companies Limited††^

0.21

09/09/2011

7,000,000

6,998,332

Argento Funding Companies Limited††^

0.23

08/09/2011

9,000,000

8,999,480

Argento Funding Companies Limited††^

0.23

08/17/2011

8,000,000

7,999,147

Aspen Funding Corporation††^

0.16

08/11/2011

5,000,000

4,999,750

Atlantic Asset Securitization Corporation††^

0.11

08/02/2011

8,000,000

7,999,951

Autobahn Funding Company††^

0.00

08/01/2011

12,000,000

12,000,000

Barton Capital Corporation††^

0.00

08/01/2011

76,000,000

76,000,000

Bryant Park Funding LLC††^

0.14

08/22/2011

16,000,000

15,998,600

Bryant Park Funding LLC††^

0.14

08/24/2011

3,000,000

2,999,713

CAFCO LLC††^

0.17

09/20/2011

11,000,000

10,997,403

Cancara Asset Securitization LLC††^

0.15

08/10/2011

4,000,000

3,999,830

Cancara Asset Securitization LLC††^

0.18

08/30/2011

19,000,000

18,997,092

Cancara Asset Securitization LLC††^

0.20

09/07/2011

8,000,000

7,998,273

Cancara Asset Securitization LLC††^

0.20

09/08/2011

16,000,000

15,996,453

Cancara Asset Securitization LLC††^

0.21

08/08/2011

2,000,000

1,999,907

Cancara Asset Securitization LLC††^

0.21

09/20/2011

6,000,000

5,998,250

Cancara Asset Securitization LLC††^

0.25

09/19/2011

25,000,000

24,991,493

Chariot Funding LLC††^

0.12

08/15/2011

35,000,000

34,998,153

Charta LLC††^

0.19

09/09/2011

9,000,000

8,998,148

Charta LLC††^

0.24

08/26/2011

7,380,000

7,378,719

Charta LLC††^

0.24

08/30/2011

9,000,000

8,998,188

Concord Minuteman Capital Company††^

0.36

08/09/2011

8,000,000

7,999,289

Concord Minuteman Capital Company††^

0.38

08/16/2011

5,000,000

4,999,167

Concord Minuteman Capital Company††^

0.38

08/17/2011

15,000,000

14,997,333

Concord Minuteman Capital Company††^

0.39

08/26/2011

5,000,000

4,998,611

Concord Minuteman Capital Company††^

0.39

08/29/2011

18,000,000

17,994,400

CRC Funding LLC††^

0.17

09/19/2011

7,000,000

6,998,380

CRC Funding LLC††^

0.24

08/26/2011

9,000,000

8,998,438

Crown Point Capital Company††^

0.27

08/03/2011

2,000,000

1,999,956

Crown Point Capital Company††^

0.36

08/10/2011

6,000,000

5,999,400

Crown Point Capital Company††^

0.36

08/11/2011

5,000,000

4,999,444

Crown Point Capital Company††^

0.38

08/17/2011

10,000,000

9,998,222

Crown Point Capital Company††^

0.38

08/18/2011

8,000,000

7,998,489

Crown Point Capital Company††^

0.39

08/26/2011

6,000,000

5,998,333

Fairway Finance Corporation††^

0.21

09/06/2011

14,000,000

13,996,920

Falcon Asset Securitization Corporation LLC††^

0.10

08/05/2011

6,000,000

5,999,913

Falcon Asset Securitization Corporation LLC††^

0.13

08/18/2011

6,000,000

5,999,603

Gemini Securitization Corporation LLC††^

0.15

08/03/2011

7,000,000

6,999,912

Gemini Securitization Corporation LLC††^

0.16

08/09/2011

8,000,000

7,999,680

Gemini Securitization Corporation LLC††^

0.17

08/04/2011

1,000,000

999,981

Gemini Securitization Corporation LLC††^

0.20

09/14/2011

11,000,000

10,997,311

Govco LLC††^

0.21

08/22/2011

20,000,000

19,997,433

Grampian Funding LLC††^

0.17

08/16/2011

10,000,000

9,999,250

Grampian Funding LLC††^

0.21

09/08/2011

11,000,000

10,997,446

Grampian Funding LLC††^

0.23

08/15/2011

13,000,000

12,998,716

Grampian Funding LLC††^

0.24

08/10/2011

17,000,000

16,998,848

10

Wells Fargo Advantage Prime Investment Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Asset-Backed Commercial Paper (continued)

Grampian Funding LLC††^

0.34
%

09/02/2011

$
14,000,000

$
14,001,412

Grampian Funding LLCl††^

0.23

08/11/2011

5,000,000

4,999,653

Jupiter Securitization Company LLC††^

0.12

08/15/2011

15,000,000

14,999,242

Jupiter Securitization Company LLC††^

0.13

08/12/2011

5,000,000

4,999,786

Kells Funding LLC††±

0.33

11/29/2011

40,000,000

40,000,000

Legacy Capital Company††^

0.37

08/12/2011

7,000,000

6,999,144

Legacy Capital Company††^

0.39

08/26/2011

10,000,000

9,997,222

Lexington Parker Capital Company LLC††^

0.30

08/04/2011

18,000,000

17,999,400

Lexington Parker Capital Company LLC††^

0.35

08/08/2011

5,000,000

4,999,611

Lexington Parker Capital Company LLC††^

0.36

08/11/2011

5,000,000

4,999,444

Lexington Parker Capital Company LLC††^

0.38

08/16/2011

7,000,000

6,998,833

Lexington Parker Capital Company LLC††^

0.38

08/23/2011

8,000,000

7,998,044

Liberty Funding LLC††^

0.14

08/25/2011

10,000,000

9,999,000

LMA Americas LLC††^

0.00

08/01/2011

64,000,000

64,000,000

LMA Americas LLC††^

0.22

08/24/2011

1,200,000

1,199,824

Matchpoint Master Trust††

0.00

08/01/2011

40,000,000

40,000,000

Metlife Short Term Funding LLC††^

0.14

08/17/2011

6,000,000

5,999,600

Metlife Short Term Funding LLC††^

0.14

08/18/2011

13,000,000

12,999,079

Metlife Short Term Funding LLC††^

0.21

08/11/2011

3,000,000

2,999,808

Mont Blanc Capital Corporation††^

0.19

08/08/2011

4,000,000

3,999,829

Mont Blanc Capital Corporation††^

0.20

09/06/2011

5,000,000

4,998,950

Mont Blanc Capital Corporation††^

0.20

09/07/2011

2,000,000

1,999,568

Mont Blanc Capital Corporation††^

0.20

09/09/2011

3,000,000

2,999,318

Mont Blanc Capital Corporation††^

0.20

09/14/2011

13,000,000

12,996,822

Newport Funding Corporation††^

0.16

08/10/2011

4,000,000

3,999,820

Newport Funding Corporation††^

0.24

09/23/2011

4,000,000

3,998,587

Nieuw Amsterdam Receivables Corporation††^

0.00

08/01/2011

4,000,000

4,000,000

Nieuw Amsterdam Receivables Corporation††^

0.15

08/03/2011

3,000,000

2,999,962

Nieuw Amsterdam Receivables Corporation††^

0.17

08/04/2011

5,000,000

4,999,904

Nieuw Amsterdam Receivables Corporation††^

0.18

08/05/2011

1,000,000

999,976

Nieuw Amsterdam Receivables Corporation††^

0.18

08/16/2011

1,000,000

999,921

Nieuw Amsterdam Receivables Corporation††^

0.18

09/08/2011

3,000,000

2,999,430

Nieuw Amsterdam Receivables Corporation††^

0.20

08/09/2011

1,000,000

999,951

Northern Pines Funding LLC††^

0.15

08/11/2011

3,000,000

2,999,867

Northern Pines Funding LLC††^

0.24

09/06/2011

9,000,000

8,997,750

Northern Pines Funding LLC††^

0.30

08/23/2011

8,000,000

7,998,484

Old Line Funding LLC††^

0.14

08/29/2011

14,000,000

13,998,476

Regency Markets #1 LLC††^

0.14

08/11/2011

6,000,000

5,999,750

Regency Markets #1 LLC††^

0.14

08/17/2011

15,000,000

14,999,000

Rhein-Main Security Limited††^

0.41

09/13/2011

12,000,000

11,993,980

Rhein-Main Security Limited††^

0.42

09/06/2011

7,000,000

6,996,990

Rhein-Main Security Limited††^

0.42

09/23/2011

5,000,000

4,996,835

Rheingold Securitization Limited††^

0.41

09/06/2011

11,000,000

10,995,310

Rheingold Securitization Limited††^

0.41

09/16/2011

7,000,000

6,996,243

Salisbury Receivables Company LLC††^

0.14

08/22/2011

4,000,000

3,999,650

Salisbury Receivables Company LLC††^

0.15

08/12/2011

1,000,000

999,951

Salisbury Receivables Company LLC††^

0.15

08/18/2011

3,000,000

2,999,773

Salisbury Receivables Company LLC††^

0.15

08/29/2011

2,000,000

1,999,751

Scaldis Capital LLC††^

0.00

08/01/2011

2,000,000

2,000,000

Scaldis Capital LLC††^

0.20

08/09/2011

3,000,000

2,999,853

Sheffield Receivables Corporation††^

0.14

08/25/2011

13,000,000

12,998,700

Portfolio of Investments—July 31, 2011 (Unaudited)

Wells Fargo Advantage Prime Investment Money Market Fund

11

Security Name

Interest Rate

Maturity Date

Principal

Value

Asset-Backed Commercial Paper (continued)

Sheffield Receivables Corporation††^

0.15
%

08/15/2011

$
1,000,000

$
999,938

Sheffield Receivables Corporation††^

0.17

09/26/2011

3,000,000

2,999,207

Sheffield Receivables Corporation††^

0.17

09/27/2011

20,000,000

19,994,617

Sheffield Receivables Corporation††^

0.18

10/03/2011

20,000,000

19,993,700

Solitaire Funding LLC††^

0.15

08/16/2011

2,000,000

1,999,867

Solitaire Funding LLC††^

0.15

08/25/2011

4,000,000

3,999,573

Solitaire Funding LLC††^

0.16

08/30/2011

15,000,000

14,997,946

Solitaire Funding LLC††^

0.20

09/09/2011

15,000,000

14,996,588

Solitaire Funding LLC††^

0.21

08/09/2011

5,000,000

4,999,733

Solitaire Funding LLC††^

0.21

09/02/2011

10,000,000

9,998,044

Surrey Funding Corporation††^

0.14

08/09/2011

3,000,000

2,999,893

Surrey Funding Corporation††^

0.15

08/30/2011

11,000,000

10,998,582

Surrey Funding Corporation††^

0.19

09/07/2011

7,000,000

6,998,561

Sydney Capital Corporation††^

0.30

08/10/2011

1,000,000

999,918

Sydney Capital Corporation††^

0.34

09/12/2011

6,000,000

5,997,550

Sydney Capital Corporation††^

0.34

09/14/2011

6,000,000

5,997,433

Sydney Capital Corporation††^

0.34

09/16/2011

7,000,000

6,996,869

Tasman Funding Incorporated††^

0.16

08/11/2011

5,000,000

4,999,750

Tasman Funding Incorporated††^

0.18

08/16/2011

6,000,000

5,999,525

Tasman Funding Incorporated††^

0.18

08/18/2011

7,000,000

6,999,372

Tasman Funding Incorporated††^

0.18

08/24/2011

6,000,000

5,999,272

Tasman Funding Incorporated††^

0.23

08/17/2011

3,000,000

2,999,680

Thames Asset Global Securitization #1 Incorporated††^

0.14

08/10/2011

30,000,000

29,998,650

Thames Asset Global Securitization #1 Incorporated††^

0.15

08/12/2011

2,000,000

1,999,902

Thames Asset Global Securitization #1 Incorporated††^

0.16

08/18/2011

16,947,000

16,945,639

Thames Asset Global Securitization #1 Incorporated††^

0.16

08/23/2011

3,000,000

2,999,688

Thames Asset Global Securitization #1 Incorporated††^

0.16

08/25/2011

16,000,000

15,998,187

Versailles CDS LLC††^

0.20

08/05/2011

19,000,000

18,999,472

Windmill Funding Corporation††^

0.12

08/03/2011

1,000,000

999,990

Windmill Funding Corporation††^

0.15

08/23/2011

7,000,000

6,999,316

Windmill Funding Corporation††^

0.22

08/22/2011

5,000,000

4,999,329

Working Capital Management Company††^

0.15

08/03/2011

10,000,000

9,999,872

1,379,357,970

Financial Company Commerical Paper: 11.40%

ABN AMRO Funding USA LLC††^

0.18

08/15/2011

6,000,000

5,999,557

ABN AMRO Funding USA LLC††^

0.18

08/17/2011

10,000,000

9,999,155

ABN AMRO Funding USA LLC††^

0.18

08/19/2011

3,000,000

2,999,715

ABN AMRO Funding USA LLC††^

0.20

08/05/2011

6,000,000

5,999,833

ANZ National Limited††±

0.34

09/13/2011

27,000,000

27,000,000

ASB Finance Limited††±

0.35

12/02/2011

18,000,000

18,000,000

ASB Finance Limited††±

0.35

12/05/2011

18,000,000

18,000,000

ASB Finance Limited††±

0.35

09/02/2011

20,000,000

20,000,000

BNZ International Funding Limited††^

0.15

08/10/2011

5,000,000

4,999,788

BNZ International Funding Limited††^

0.24

09/20/2011

4,000,000

3,998,667

BNZ International Funding Limited††^

0.34

10/07/2011

3,000,000

2,999,998

BNZ International Funding Limited††±

0.34

10/12/2011

11,000,000

11,000,109

BNZ International Funding Limited††±

0.35

09/01/2011

21,000,000

21,000,074

Credit Suisse NY^

0.00

08/01/2011

15,000,000

15,000,000

Credit Suisse NY^

0.15

09/07/2011

25,000,000

24,996,146

ICICI Bank Limited^

0.64

09/16/2011

14,000,000

13,988,372

12

Wells Fargo Advantage Prime Investment Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Financial Company Commerical Paper (continued)

Nordea North America Incorporated^

0.15
%

09/15/2011

$
26,000,000

$
25,995,125

Nordea North America Incorporated^

0.15

09/22/2011

15,000,000

14,996,750

PB Financing Incorporated††^

0.33

08/03/2011

5,000,000

4,999,861

PB Financing Incorporated††^

0.45

08/10/2011

2,000,000

1,999,750

PB Financing Incorporated††^

0.47

08/22/2011

6,000,000

5,998,285

PB Financing Incorporated††^

0.49

09/08/2011

5,000,000

4,997,361

PB Financing Incorporated††^

0.49

09/09/2011

5,000,000

4,997,292

PB Financing Incorporated††^

0.50

09/16/2011

1,000,000

999,348

PB Financing Incorporated††^

0.50

09/19/2011

1,000,000

999,306

PB Financing Incorporated††^

0.51

09/23/2011

5,000,000

4,996,172

Prudential plc††^

0.20

08/18/2011

12,000,000

11,998,810

Prudential plc††^

0.21

09/08/2011

3,000,000

2,999,303

Prudential plc††^

0.22

09/13/2011

6,000,000

5,998,423

Prudential plc††^

0.23

09/06/2011

3,000,000

2,999,280

Prudential plc††^

0.23

09/12/2011

4,000,000

3,998,880

RBS Holdings USA Incorporated^

0.22

08/11/2011

3,000,000

2,999,800

Skandinaviska Enskilda Banken AB††^

0.23

08/29/2011

20,000,000

19,996,267

Skandinaviska Enskilda Banken AB††^

0.23

09/08/2011

10,000,000

9,997,467

Sumitomo Trust & Banking Corporation††^

0.00

08/01/2011

22,000,000

22,000,000

Suncorp-Metway Limited††^

0.26

08/03/2011

13,000,000

12,999,722

Suncorp-Metway Limited††^

0.36

08/09/2011

10,000,000

9,999,111

Suncorp-Metway Limited††^

0.39

09/08/2011

15,000,000

14,993,667

Suncorp-Metway Limited††^

0.39

09/12/2011

4,000,000

3,998,133

Swedbank AB^

0.11

08/02/2011

7,000,000

6,999,957

Swedbank AB^

0.18

08/03/2011

14,000,000

13,999,790

Swedbank AB^

0.20

08/04/2011

14,000,000

13,999,685

Westpac Securities NZ Limited††±

0.33

08/19/2011

31,000,000

31,000,000

Westpac Securities NZ Limited††±

0.37

10/13/2011

28,000,000

28,000,000

495,938,959

Other Commercial Paper: 3.29%

ACTS Retirement Life Communities Incorporated^

0.22

09/15/2011

1,000,000

999,725

Alaska Housing Finance Corporation^

0.21

08/15/2011

2,000,000

1,999,821

Caisse D’amortissement de la Dette Sociale††^

0.22

09/28/2011

4,000,000

3,998,582

Caisse D’amortissement de la Dette Sociale††^

0.22

10/03/2011

8,000,000

7,996,920

Caisse D’amortissement de la Dette Sociale††^

0.22

10/24/2011

23,000,000

22,988,193

Caisse D’amortissement de la Dette Sociale††^

0.23

10/11/2011

35,000,000

34,983,778

EDF SA††^

0.12

08/05/2011

4,000,000

3,999,933

EDF SA††^

0.19

09/06/2011

3,000,000

2,999,430

EDF SA††^

0.19

09/07/2011

2,000,000

1,999,609

Erste Abwicklungsanstalt††^

0.19

08/08/2011

10,000,000

9,999,572

Erste Abwicklungsanstalt††^

0.25

09/07/2011

10,000,000

9,997,328

Erste Abwicklungsanstalt††^

0.25

09/14/2011

10,000,000

9,996,822

Louis Dreyfus Corporation^

0.00

08/01/2011

4,000,000

4,000,000

SBAB Bank AB††^

0.16

08/02/2011

2,000,000

1,999,982

SBAB Bank AB††^

0.20

08/03/2011

2,000,000

1,999,967

SBAB Bank AB††^

0.24

08/04/2011

2,000,000

1,999,947

SBAB Bank AB††^

0.27

09/01/2011

5,000,000

4,998,794

SBAB Bank AB††^

0.27

09/09/2011

9,000,000

8,997,205

SBAB Bank AB††^

0.29

09/13/2011

4,000,000

3,998,567

Trinity Health Corporation^

0.00

08/01/2011

2,000,000

2,000,000

Portfolio of Investments—July 31, 2011 (Unaudited)

Wells Fargo Advantage Prime Investment Money Market Fund

13

Security Name

Interest Rate

Maturity Date

Principal

Value

Other Commercial Paper (continued)

Trinity Health Corporation^

0.15
%

08/16/2011

$
1,000,000

$
999,933

142,954,108

Total Commercial Paper (Cost $2,018,251,037)

2,018,251,037

Government Agency Debt: 0.69%

FHLMC±

0.11

02/02/2012

30,000,000

29,987,761

Total Government Agency Debt (Cost $29,987,761)

29,987,761

Municipal Bonds and Notes: 13.17%

Alabama: 0.90%

Variable Rate Demand Notes§: 0.90%

Lower Alabama Gas District Supply Revenue Series A (Utilities Revenue, Societe Generale LOC)

0.13

11/01/2027

5,000,000

5,000,000

Mobile AL Infirmary Health System Special Care Facilities Series A (Hospital Revenue, Bank of Nova Scotia LOC)

0.07

02/01/2040

10,000,000

10,000,000

Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue)

0.24

08/01/2027

24,063,000

24,063,000

39,063,000

California: 2.87%

Other Municipal Debt: 0.84%

City of San Francisco CA (Miscellaneous Revenue)

0.17

09/12/2011

3,000,000

3,000,000

City of San Francisco CA (Miscellaneous Revenue)

0.18

09/12/2011

6,000,000

6,000,000

City of San Francisco CA (Miscellaneous Revenue)

0.18

09/12/2011

8,000,000

8,000,000

City of San Francisco CA (Miscellaneous Revenue)

0.19

08/03/2011

1,000,000

1,000,000

San Jose CA International Airport (Airport Revenue)

0.22

08/02/2011

8,000,000

8,000,000

San Jose CA International Airport Series F (Airport Revenue)

0.20

08/02/2011

4,000,000

4,000,000

Turlock Irrigation District CA (Miscellaneous Revenue)

0.24

10/03/2011

6,405,000

6,405,000

36,405,000

Variable Rate Demand Notes§: 2.03%

ABAG Finance Authority for Nonprofit Corporation CA Marin Country Day School (Education Revenue, U.S. Bank NA LOC)

0.06

07/01/2037

1,000,000

1,000,000

Big Bear Lake CA Southwest Gas Corporation Project Series A (Utilities Revenue, KBC Bank NV LOC)

0.09

12/01/2028

2,000,000

2,000,000

California HFA Program Series A (Housing Revenue, FNMA LOC)

0.05

08/01/2036

3,000,000

3,000,000

California HFFA Catholic Healthcare Series L (Health Revenue, CitiBank NA LOC)

0.06

07/01/2033

3,000,000

3,000,000

California State Series A Subseries C-2 (GO-State, Bank of Nova Scotia LOC)

0.04

05/01/2033

1,000,000

1,000,000

Loma Linda CA Loma Linda University Series B (Education Revenue, Bank of America NA LOC)

0.06

12/01/2037

5,000,000

5,000,000

Los Angeles CA Wastewater Systems Sub-Series F-1 (Water & Sewer Revenue, Bank of America NA LOC)

0.09

06/01/2028

6,975,000

6,975,000

Los Angeles CA Wastewater Systems Sub-Series F-2 (Water & Sewer Revenue, Bank of America NA LOC)

0.09

06/01/2032

4,515,000

4,515,000

Newport Beach CA Hoag Memorial Hospital Series F (Health Revenue, Bank of America NA LOC)

0.06

12/01/2040

11,000,000

11,000,000

Riverside CA COP Riverside Renaissance Project Series 2008 (Lease Revenue, Bank of America NA LOC)

0.09

03/01/2037

17,690,000

17,690,000

14

Wells Fargo Advantage Prime Investment Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Variable Rate Demand Notes§ (continued)

  Sacramento County CA Sanitation District Financing Authority Subordinate Lien Sacramento Regulation Series C (Water & Sewer Revenue, Bank of
America NA LOC)

0.06
%

12/01/2030

$
21,140,000

$
21,140,000

San Francisco CA City & County Redevelopment Agency (Lease Revenue)††

0.23

11/01/2041

1,000,000

1,000,000

San Jose CA Financing Authority Taxable Land Series F (Lease Revenue, Bank of America NA LOC)

0.14

06/01/2034

11,000,000

11,000,000

88,320,000

Colorado: 0.67%

Variable Rate Demand Notes§: 0.67%

Colorado HFA Class I-B1 (Housing Revenue, GO of Authority Insured)

0.17

10/01/2038

14,485,000

14,485,000

Colorado HFA Taxable Multiple Family Project B 2 (Housing Revenue, FNMA Insured)

0.16

05/01/2050

9,830,000

9,830,000

Colorado Springs CO Utility Improvement Bond Series A (Utilities Revenue)

0.10

11/01/2038

1,000,000

1,000,000

Denver CO Public Schools Series A-4 (Education Revenue, Royal Bank of Canada LOC, AGM Insured)

0.11

12/15/2037

4,000,000

4,000,000

29,315,000

Delaware: 0.21%

Variable Rate Demand Notes§: 0.21%

Delaware State EDA Clean Power Project Series 1997-D (Resource Recovery Revenue)

0.21

08/01/2029

3,000,000

3,000,000

Delaware State EDA Series B (Resource Recovery Revenue)

0.28

08/01/2029

6,000,000

6,000,000

9,000,000

District of Columbia: 0.39%

Other Municipal Debt: 0.07%

District of Columbia (GO-State)

0.26

08/01/2011

3,000,000

3,000,000

Variable Rate Demand Notes§: 0.32%

District of Columbia The American University Series A (Education Revenue, PNC Bank NA LOC)

0.06

04/01/2038

1,000,000

1,000,000

Metropolitan Washington DC Airports Authority Subseries D-1 (Airport Revenue, Bank of America NA LOC)

0.10

10/01/2039

12,785,000

12,785,000

13,785,000

Florida: 0.14%

Other Municipal Debt: 0.14%

Hillsborough County FL (Miscellaneous Revenue)

0.17

09/01/2011

5,885,000

5,885,000

Illinois: 0.49%

Variable Rate Demand Notes§: 0.49%

Cook County IL GO Series D-1 (GO-Local)

0.19

11/01/2030

6,400,000

6,400,000

Cook County IL GO Series D-2 (GO-Local)

0.19

11/01/2030

3,600,000

3,600,000

Illinois Finance Authority (Education Revenue)

0.05

07/01/2038

11,490,000

11,490,000

21,490,000

Portfolio of Investments—July 31, 2011 (Unaudited)

Wells Fargo Advantage Prime Investment Money Market Fund

15

Security Name

Interest Rate

Maturity Date

Principal

Value

Indiana: 0.07%

Variable Rate Demand Note§: 0.07%

Richmond IN Reid Hospital & Health Care Services Incorporated (Hospital Revenue, AGM Insured)

0.20
%

01/01/2040

$
2,935,000

$
2,935,000

Iowa: 0.31%

Variable Rate Demand Note§: 0.31%

Iowa Financial Authority SFMR Series C (Housing Revenue, GNMA/FHLMC/FNMA Insured)

0.15

01/01/2039

13,700,000

13,700,000

Louisiana: 0.67%

Other Municipal Debt: 0.02%

Louisiana Department of Airport (Airport Revenue)

0.25

08/05/2011

1,000,000

1,000,000

Variable Rate Demand Notes§: 0.65%

East Baton Rouge Parish LA Road & Street Improvement Project Series A (Transportation Revenue, JPMorgan Chase Bank LOC)

0.07

08/01/2030

15,000,000

15,000,000

Louisiana Stadium & Exposition PFOTER (Miscellaneous Revenue)††

0.34

07/01/2036

9,000,000

9,000,000

Parish of St. James LA Series A-1 (Energy Revenue)

0.08

11/01/2040

2,000,000

2,000,000

Parish of St. James LA Series B-1 (Energy Revenue)

0.10

11/01/2040

2,000,000

2,000,000

28,000,000

Maryland: 0.22%

Other Municipal Debt: 0.02%

Montgomery County MD (GO-Local)

0.24

08/01/2011

1,000,000

1,000,000

Variable Rate Demand Notes§: 0.20%

Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC)

0.13

07/01/2032

4,775,000

4,775,000

Maryland CDA Department of Housing & Community Development Series 2007-J (Housing Revenue)

0.11

09/01/2031

3,945,000

3,945,000

8,720,000

Massachusetts: 0.68%

Variable Rate Demand Notes§: 0.68%

Massachusetts State Department of Transportation Series A6 (Transportation Revenue, GO of Commonwealth Insured)

0.07

01/01/2029

10,000,000

10,000,000

Massachusetts State HEFA (Education Revenue, Bank of America NA LOC)

0.11

10/01/2034

10,930,000

10,930,000

Massachusetts Water Resources Authority Series E (Water & Sewer Revenue, GO of Authority Insured)

0.08

08/01/2037

8,435,000

8,435,000

29,365,000

Michigan: 0.05%

Variable Rate Demand Note§: 0.05%

Wayne County MI IDA (IDR, Bank of America NA LOC)

0.14

05/01/2020

2,000,000

2,000,000

Minnesota: 0.40%

Variable Rate Demand Notes§: 0.40%

Minnesota State HFA Residential Housing Series E (Housing Revenue, GO of Agency Insured)

0.18

07/01/2038

8,045,000

8,045,000

Minnesota State HFA Residential Housing Series T (Housing Revenue, GO of Agency Insured)

0.21

07/01/2048

9,420,000

9,420,000

17,465,000

16

Wells Fargo Advantage Prime Investment Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Mississippi: 0.42%

Variable Rate Demand Note§: 0.42%

Mississippi State GO Bonds Nissan North America Incorporated Project Series 2003A (Tax Revenue, GO of Commonwealth Insured)

0.13
%

11/01/2028

$
18,295,000

$
18,294,274

Nevada: 0.18%

Variable Rate Demand Note§: 0.18%

Las Vegas NV EDFA Andre Agassi Foundation Project (Education Revenue, Bank of America NA LOC)

0.09

10/01/2035

8,000,000

8,000,000

New Jersey: 0.84%

Variable Rate Demand Notes§: 0.84%

New Jersey EDA NUI Corporation Project Series A (Energy Revenue, JPMorgan Chase Bank LOC)

0.20

06/01/2026

3,000,000

3,000,000

New Jersey EDAPivotal Utility Holdings Incorporated Project Series 2007 (Energy Revenue, JPMorgan Chase Bank LOC)

0.20

06/01/2032

10,600,000

10,600,000

New Jersey HFFA Princeton Healthcare Series A (Hospital Revenue, Bank of America NA LOC)

0.10

07/01/2041

17,000,000

17,000,000

New Jersey State Turnpike Authority Series D (Miscellaneous Revenue, Societe Generale LOC, NATL-RE FGIC Insured)

0.19

01/01/2018

6,000,000

6,000,000

36,600,000

New York: 0.41%

Other Municipal Debt: 0.16%

New York Metropolitan Transportation Authority (Transportation Revenue)

0.19

08/03/2011

1,000,000

1,000,000

New York Metropolitan Transportation Authority (Transportation Revenue)

0.19

08/15/2011

4,000,000

4,000,000

New York Metropolitan Transportation Authority (Transportation Revenue)

0.27

08/02/2011

2,000,000

2,000,000

7,000,000

Variable Rate Demand Notes§: 0.25%

New York City NY Housing Development Corporation Mortgage Thessalonica Courst A (Housing Revenue, CitiBank NA LOC)

0.10

01/01/2036

3,940,000

3,940,000

New York City NY Subseries B (GO-Local, TD Bank NA LOC)

0.05

09/01/2027

1,000,000

1,000,000

New York Metropolitan Transportation Authority ROC RR 11 R-11645 (Transportation Revenue, FSA Insured)††

0.23

11/15/2025

4,025,000

4,025,000

New York State Housing Finance Agency Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured)

0.05

11/01/2033

2,000,000

2,000,000

10,965,000

Oregon: 0.25%

Variable Rate Demand Notes§: 0.25%

Forest City OR Residential Management Incorporated PFOTER (Miscellaneous Revenue)††

0.34

07/26/2012

7,000,000

7,000,000

Oregon Housing & Community Services Department Series E (Housing Revenue)

0.19

07/01/2038

4,000,000

4,000,000

11,000,000

Portfolio of Investments—July 31, 2011 (Unaudited)

Wells Fargo Advantage Prime Investment Money Market Fund

17

Security Name

Interest Rate

Maturity Date

Principal

Value

Pennsylvania: 0.32%

Variable Rate Demand Notes§: 0.32%

Lancaster County PA Hospital Authority Health System Lancaster General Hospital (Hospital Revenue, Bank of America NA LOC)

0.25
%

07/01/2041

$
8,840,000

$
8,840,000

Pennsylvania Housing Finance Agency Series 85C (Housing Revenue, FNMA LOC)

0.07

10/01/2035

5,000,000

5,000,000

13,840,000

South Carolina: 0.25%

Other Municipal Debt: 0.25%

South Carolina Public Service Authority (Miscellaneous Revenue)

0.18

08/16/2011

4,000,000

4,000,000

South Carolina Public Service Authority (Miscellaneous Revenue)

0.23

10/03/2011

7,000,000

7,000,000

11,000,000

South Dakota: 0.31%

Variable Rate Demand Notes§: 0.31%

South Dakota Housing Development Authority Series C (Housing Revenue, FNMA Insured)

0.17

05/01/2037

3,000,000

3,000,000

South Dakota State HEFA Avera Health Subseries A1 (Health Revenue, U.S. Bank NA LOC)

0.08

07/01/2038

10,470,000

10,470,000

13,470,000

Tennessee: 0.44%

Variable Rate Demand Notes§: 0.44%

Johnson City TN Health & Educational Facilities Board (Health Revenue, U.S. Bank NA LOC)

0.11

07/01/2033

3,915,000

3,915,000

Johnson City TN Health & Educational Facilities Board (Health Revenue, PNC Bank NA LOC)

0.12

07/01/2033

7,830,000

7,830,000

Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)

0.24

07/01/2034

4,600,000

4,600,000

Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)

0.24

02/01/2036

2,570,000

2,570,000

18,915,000

Texas: 1.24%

Other Municipal Debt: 0.05%

Texas Municipal Power Agency (Utilities Revenue)

0.30

08/09/2011

2,000,000

2,000,000

Variable Rate Demand Notes§: 1.19%

Austin TX Airport System Series A (Airport Revenue, State Street Bank & Trust Company LOC)

0.08

11/15/2017

1,000,000

1,000,000

  Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series A (Miscellaneous Revenue, JPMorgan Chase
Bank LOC)

0.20

06/01/2038

5,000,000

5,000,000

JPMorgan Chase PUTTER/DRIVER Trust Series 3812 (Miscellaneous Revenue)††

0.21

08/31/2011

27,000,000

27,000,000

Mission TX Economic Development Corporation (Miscellaneous Revenue, Bank of America NA LOC)

0.13

04/01/2022

3,000,000

3,000,000

  North Texas Higher Education Authority Incorporated (Education Revenue, Lloyds TSB Bank LOC, Guaranteed Student Loans Insured)
±

0.07

12/01/2032

5,000,000

5,000,000

18

Wells Fargo Advantage Prime Investment Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Interest Rate

Maturity Date

Principal

Value

Variable Rate Demand Notes§ (continued)

North Texas Tollway Authority (Transportation Revenue, JPMorgan Chase Bank LOC)

0.05
%

01/01/2049

$
7,000,000

$
7,000,000

Pasadena TX Independent School District Series B (Education Revenue, AGM Insured)

0.16

02/01/2035

1,000,000

1,000,000

Texas State Taxable Product Development Program Series A (Miscellaneous Revenue)

0.15

06/01/2045

3,000,000

3,000,000

52,000,000

Wisconsin: 0.42%

Variable Rate Demand Notes§: 0.42%

Wisconsin Housing & EDA (Housing Revenue, FNMA LOC, GO of Authority Insured)

0.08

09/01/2035

2,600,000

2,600,000

Wisconsin Housing & EDA (Housing Revenue, GO of Authority Insured)

0.15

05/01/2030

6,940,000

6,940,000

Wisconsin Housing & EDA (Housing Revenue, GO of Authority Insured)

0.15

11/01/2030

8,865,000

8,865,000

18,405,000

Wyoming: 0.02%

Variable Rate Demand Note§: 0.02%

Wyoming Student Loan Corporation Series A-1 (Education Revenue, Royal Bank of Canada LOC)

0.08

06/01/2035

825,000

825,000

Total Municipal Bonds and Notes (Cost $572,762,274)

572,762,274

Other Instruments: 0.70%

Alaska Housing Finance Corporation Municipal Commercial Paper^

0.20

08/16/2011

1,000,000

999,913

Bank of America Bankers Acceptance Note^

0.20

08/31/2011

7,000,000

6,998,775

ING Bank NV Floating Rate Note††±

0.78

02/10/2012

5,000,000

5,000,000

ING Bank NV Floating Rate Note††±

0.78

02/02/2012

5,000,000

5,000,000

Merrill Lynch Series TNP-003 Special Purpose Entity††±

0.39

04/01/2026

3,710,000

3,710,000

Port of Oakland CA Municipal Commercial Paper^

0.22

09/20/2011

2,870,000

2,869,125

St. Joseph County IN Municipal Commercial Paper^

0.16

09/01/2011

4,003,000

4,002,414

Trinity Health Corporation Municipal Commercial Paper^

0.21

09/16/2011

2,000,000

1,999,463

Total Other Instruments (Cost $30,579,690)

30,579,690

Other Notes: 0.30%

Corporate Bonds and Notes: 0.18%

Bear Stearns & Companies Incorporated±

0.47

08/15/2011

6,000,000

6,000,405

Seariver Maritime Incorporated(i)±

0.35

10/01/2011

2,000,000

2,000,000

8,000,405

Yankee Corporate Bonds and Notes: 0.12%

Eksportfinans ASA±

0.26

09/22/2011

5,000,000

5,000,000

Total Other Notes (Cost $13,000,405)

13,000,405

Repurchase Agreements(z): 4.84%

Barclays Capital Incorporated, dated 07/29/2011, maturity value $32,000,453(1)

0.17

08/01/2011

32,000,000

32,000,000

Citigroup Global Markets, dated 07/29/2011, maturity value $32,000,587(2)

0.22

08/01/2011

32,000,000

32,000,000

Deutsche Bank Securities, dated 07/29/2011, maturity value 146,502,442(3)

0.20

08/01/2011

146,500,000

146,500,000

Total Repurchase Agreements (Cost $210,500,000)

210,500,000

Portfolio of Investments—July 31, 2011 (Unaudited)	Wells Fargo Advantage Prime Investment Money Market Fund	19

	Yield	Maturity Date	Principal	Value

Treasury Debt: 4.08%
US Treasury Bill	0.12%	10/06/2011	$57,000,000	$56,987,460
US Treasury Bill	0.15	08/25/2011	40,000,000	39,995,867
US Treasury Bill	0.16	08/11/2011	21,000,000	20,998,950
US Treasury Bill	0.16	08/18/2011	59,500,000	59,495,364

Total Treasury Debt (Cost $177,477,641)				177,477,641

Total Investments in Securities
(Cost $4,072,058,213)*	93.64%	4,072,058,213
Other Assets and Liabilities, Net	6.36	276,461,808

Total Net Assets	100.00%	$4,348,520,021

(z)	Collateralized by:

(1)	U.S. government securities, 3.50% to 5.00%, 11/1/2025 to 7/1/2041, market value including accrued interest is $32,960,000.

(2)	U.S. government securities, 2.375% to 6.50%, 12/1/2017 to 7/1/2041, market value including accrued interest is $32,960,000.

(3)	U.S. government securities, 1.00% to 5.50%, 4/30/2012 to 8/1/2041, market value including accrued interest is $150,692,941.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

§	These securities are subject to a demand feature which reduces the effective maturity.

±	Variable rate investments.

^	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Prime Investment Money Market Fund	Statement of Assets and Liabilities—July 31, 2011 (Unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$4,072,058,213
Cash	217,946,158
Receivable for investments sold	58,977,000
Receivable for interest	524,021
Receivable from adviser	95,700
Prepaid expenses and other assets	85,105

Total assets	4,349,686,197

Liabilities
Dividends payable	48,512
Due to other related parties	486,284
Shareholder report expenses payable	172,935
Custodian and accounting fees payable	230,360
Shareholder servicing fees payable	179,039
Accrued expenses and other liabilities	49,046

Total liabilities	1,166,176

Total net assets	$4,348,520,021

NET ASSETS CONSIST OF
Paid-in capital	$4,348,400,512
Undistributed net investment income	1,278
Accumulated net realized gains on investments	118,231

Total net assets	$4,348,520,021

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Institutional Class	$3,285,789,845
Shares outstanding – Institutional Class	3,285,700,381
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$1,062,730,176
Shares outstanding – Service Class	1,062,707,593
Net asset value per share – Service Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended July 31, 2011 (Unaudited)	Wells Fargo Advantage Prime Investment Money Market Fund	21

Investment income
Interest	$6,992,652

Expenses
Advisory fee	2,528,443
Administration fees
Fund level	1,248,727
Institutional Class	1,679,814
Service Class	514,411
Shareholder servicing fees
Service Class	1,071,690
Custody and accounting fees	201,646
Professional fees	19,321
Registration fees	7,500
Shareholder report expenses	5,000
Trustees’ fees and expenses	5,245
Other fees and expenses	93,691

Total expenses	7,375,488
Less: Fee waivers and/or expense reimbursements	(2,061,678)

Net expenses	5,313,810

Net investment income	1,678,842
Net realized gains on investments	69,051

Net increase in net assets resulting from operations	$1,747,893

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Prime Investment Money Market Fund	Statements of Changes in Net Assets

	Six Months Ended July 31, 2011 (Unaudited)		Year Ended January 31, 2011[1]		Year Ended February 28, 2010

Operations
Net investment income		$1,678,842		$11,212,443		$30,910,277
Net realized gains on investments		69,051		155,696		191,889

Net increase in net assets resulting from operations		1,747,893		11,368,139		31,102,166

Distributions to shareholders from
Net investment income
Institutional Class		(1,635,975)		(11,104,930)		(29,986,894)
Service Class		(42,867)		(107,513)		(922,105)
Net realized gains
Institutional Class		0		(104,612)		(289,017)
Service Class		0		(8,815)		(25,091)

Total distributions to shareholders		(1,678,842)		(11,325,870)		(31,223,107)

	Shares		Shares		Shares

Capital share transactions
Proceeds from shares sold
Institutional Class	15,477,498,423	15,477,498,423	59,603,512,646	59,603,512,646	88,393,755,276	88,393,755,276
Service Class	25,297,613,045	25,297,613,045	72,055,123,815	72,055,123,815	87,384,178,808	87,384,178,808

		40,775,111,468		131,658,636,461		175,777,934,084

Reinvestment of distributions
Institutional Class	479,552	479,552	3,141,542	3,141,542	10,209,420	10,209,420
Service Class	1,790	1,790	3,332	3,332	51,310	51,310

		481,342		3,144,874		10,260,730

Payment for shares redeemed
Institutional Class	(17,134,575,692)	(17,134,575,692)	(64,789,164,200)	(64,789,164,200)	(87,701,480,100)	(87,701,480,100)
Service Class	(25,090,471,093)	(25,090,471,093)	(72,100,051,190)	(72,100,051,190)	(87,710,524,485)	(87,710,524,485)

		(42,225,046,785)		(136,889,215,390)		(175,412,004,585)

Net increase (decrease) in net assets resulting from capital share transactions		(1,449,453,975)		(5,227,434,055)		376,190,229

Total increase (decrease) in net assets		(1,449,384,924)		(5,227,391,786)		376,069,288

Net assets
Beginning of period		5,797,904,945		11,025,296,731		10,649,227,443

End of period		$4,348,520,021		$5,797,904,945		$11,025,296,731

Undistributed net investment income		$1,278		$1,278		$1,278

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Prime Investment Money Market Fund	23

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]	Year Ended February 28,
Institutional Class			2010	2009	2008	2007	2006[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05	0.03
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)	(0.03)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.04%	0.13%	0.30%	2.22%	4.99%	5.10%	3.23%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.24%	0.27%	0.28%	0.25%	0.26%	0.26%
Net expenses	0.20%	0.20%	0.22%	0.23%	0.20%	0.20%	0.20%
Net investment income	0.08%	0.13%	0.29%	2.13%	4.87%	5.06%	3.46%
Supplemental data
Net assets, end of period (000’s omitted)	$3,285,790	$4,942,329	$10,124,807	$9,422,441	$7,525,254	$7,088,329	$2,889,532

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the eleven months ended February 28, 2006. The Fund changed its fiscal year end from March 31 to February 28.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Prime Investment Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011[1]	Year Ended February 28,
Service Class			2010	2009	2008	2007	2006[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05	0.03
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)	(0.03)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.07%	1.87%	4.63%	4.74%	2.90%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.53%	0.56%	0.57%	0.55%	0.55%	0.55%
Net expenses	0.26%	0.33%	0.45%	0.57%	0.55%	0.55%	0.55%
Net investment income	0.01%	0.01%	0.06%	1.83%	4.55%	4.64%	3.18%
Supplemental data
Net assets, end of period (000’s omitted)	$1,062,730	$855,576	$900,490	$1,226,787	$1,402,557	$1,190,293	$1,332,129

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the eleven months ended February 28, 2006. The Fund changed its fiscal year end from March 31 to February 28.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Prime Investment Money Market Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Prime Investment Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any

26	Wells Fargo Advantage Prime Investment Money Market Fund	Notes to Financial Statements (Unaudited)

losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Fund’s Portfolio of Investments.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual rate of 0.10% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Prime Investment Money Market Fund	27

agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Institutional Class	0.08%
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby the Service Class is charged a fee at an annual rate of 0.25% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of July 31, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

28	Wells Fargo Advantage Prime Investment Money Market Fund	Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

Other Information (Unaudited)	Wells Fargo Advantage Prime Investment Money Market Fund	29

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

30	Wells Fargo Advantage Prime Investment Money Market Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

Other Information (Unaudited)	Wells Fargo Advantage Prime Investment Money Market Fund	31

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

100% Treasury Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Money Market Fund, Prime Investment Money Market Fund and Treasury Plus Money Market Fund

(Not all of the funds described in this Board considerations section are part of this shareholder report. This shareholder report only relates to Prime Investment Money Market Fund.)

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the 100% Treasury Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Money Market Fund, Prime Investment Money Market Fund and Treasury Plus Money Market Fund (collectively, the “Funds”); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for each of the Funds. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to each Fund specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for each of the Funds as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for each of the Funds was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital

32	Wells Fargo Advantage Prime Investment Money Market Fund	Other Information (Unaudited)

Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by Funds Management and Wells Capital Management.

Fund performance and expenses

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that were determined by Lipper Inc. (“Lipper”) to be similar to the Funds, and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of each of the Funds was higher than or in range of the median performance of the Universe for the periods under review, except for the Money Market Fund (Class B).

The Board received and considered information regarding each Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to each Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in a Fund’s Expense Group. The Board noted that the net operating expense ratios of the Service Class, Administrator Class, Institutional Class and Select Class of each of the Funds were in range of each Fund’s respective Expense Group’s median net operating expense ratio, except for the 100% Treasury Money Market Fund (Service Class). The Board also noted that the net operating expense ratios of the Class A and Sweep Class of each of the Funds, the Money Market Fund (A, B, C, Daily and Investor Classes) were higher than each Fund’s respective Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Funds’ administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rates”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”).

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in each Fund’s Expense Group median. The Board noted that the Advisory Agreement Rates for the Class A, Service Class, Administrator Class, Institutional Class and Select Class of each of the Funds were in range of each Fund’s respective Expense Group, except for the 100% Treasury Money Market Fund (Administrator Class). The Board noted that the Advisory Agreement Rates for the Sweep Class of each of the Funds was not appreciably higher than the median rate of each Fund’s Expense Group, except for the 100% Treasury Money Market Fund. The Board also noted that the Advisory Agreement Rates for the Money Market Fund (Class B, Class C, Daily Class and Investor Class) were higher than the median rate of the Expense Group. The Board noted that the Net Advisory Rates for the Service Class, Administrator Class, Institutional Class and Select Class of each of the Funds were in range of each Fund’s respective Expense Group. The Board also noted that the Net Advisory Rates for the Class A and Sweep Class of each of the Funds and the Money Market Fund (Class B, Class C, Daily Class and Investor Class) were higher than each Fund’s respective Expense Group. The Board further noted that Funds Management had agreed to continue and, in certain instances, reduce contractual fee cap arrangements for the Funds designed to lower the Funds’ expenses.

Other Information (Unaudited)	Wells Fargo Advantage Prime Investment Money Market Fund	33

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

In each case, the Board determined that the Advisory Agreement Rates for the Funds, both with and without administration fee rates and before and after waivers, were acceptable in light of the Funds’ Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of each Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Funds to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to any of the Funds, individually or in the aggregate, was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in each Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rates of the Funds (as a percentage of Fund assets) as the Funds grow in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Funds. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Funds and receives certain compensation for those services. The Board noted that the Funds pay sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Funds’ shares, including the multiple channels through which the Funds’ shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that

34	Wells Fargo Advantage Prime Investment Money Market Fund	Other Information (Unaudited)

have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage Prime Investment Money Market Fund	35

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
RIB	— Residual Interest Bond
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.

204809 09-11 SA313/SAR313 7-11

Wells Fargo Advantage

Treasury Plus Money Market Fund

Semi-Annual Report

July 31, 2011

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The views expressed and any forward-looking statements are as of July 31, 2011, unless otherwise noted and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $221 billion in assets under management, as of July 31, 2011.

Equity Funds
Asia Pacific Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Large Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
C&B Mid Cap Value Fund	Health Care Fund	Small Cap Value Fund
Capital Growth Fund	Index Fund	Small Company Growth Fund
Common Stock Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Social Sustainability Fund†
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Equity Value Fund	Precious Metals Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Treasury Plus Money Market Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

Dear Valued Shareholder,

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Treasury Plus Money Market Fund for the six-month period that ended July 31, 2011. Upon reviewing the report, you may notice a few changes from past reports, the most significant of which is the change from a multi-fund report to a single-fund report. We believe this change will give you more convenient access to your fund data.

The period began modestly as improving economic optimism generally shifted investors toward equities and riskier assets and away from U.S. Treasuries and lower-yielding fixed-income securities. Returns from fixed income were modest in the opening months of 2011 but were generally still positive as U.S. Treasury yields incrementally climbed higher. But after the slow start, bond prices once again strongly improved, sparked by a sharp decline in U.S. Treasury prices in April that carried into May. Late in the period, lower-rated bonds declined in price more than the higher credit-quality tiers but not enough to outweigh the stronger performance from lower-rated securities during the period. Lower-quality and longer-maturity fixed-income securities generally outperformed higher-quality and shorter-maturity securities over the full period.

The activity within the broader bond market also resonated with money market participants. As the economic and credit environment reverberated from the ongoing sovereign debt concerns and softening economic data, many participants continued to balance a need for stability and desire for higher yields. The result has been good demand for domestic commercial paper and certificate of deposits. Also, in spite of all the discussion about sovereign debt, many money market participants continue to maintain some exposures to foreign banks based on the quality of their fundamentals. By focusing more on the fundamentals and taking a more selective approach to the short-term security market helped the markets avoid the severe yield volatility or significant flight-to-quality experienced during the spring of 2010, when the Greek sovereign debt crisis first emerged.

The global economic “recovery” hit a snag, but the end of 2011 could regain momentum.

The U.S. economic recovery that began in mid-2009 and gained further momentum throughout 2010, particularly during the fourth quarter, has failed to maintain that level of growth through the first seven months of 2011. For example, gross domestic product (GDP), the broadest measure of economic activity, grew at an annualized rate of 3.1% in the fourth quarter of 2010, only to slow dramatically during the first quarter of 2011. The latest revision to first-quarter GDP data during the period indicated that the economy grew at an annualized rate of 0.4% during the first quarter of 2011. While still positive, it’s a much slower pace of growth than experienced in the second half of 2010 and notably lower than consensus forecasts. Nevertheless, the advance estimate of second-quarter 2011 GDP, which was released on July 29, 2011, was 1.3%, suggesting that the U.S. economy continues to expand, though at a slow and uneven pace.

Jobs and housing remained troublesome.

The July 2011 unemployment rate in the U.S. was reported at 9.1%, down from 9.5% a year earlier but still notably higher than historical averages. Unfortunately,

Letter to Shareholders	Wells Fargo Advantage Treasury Plus Money Market Fund	3

the drop may be more attributable to a decline in the labor force than to a meaningful uptick in hiring. The level of job creation in 2011 has been trending below historical averages, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite some tentative late-year signs of stabilization. That said, persistent weakness in the labor and housing markets bears close watching in the months ahead.

Other economic data in the U.S. has been more encouraging, reflecting greater confidence in the sustainability of the expansion on the part of both consumers and businesses. Retail sales came in strong at certain points during the period and industrial production and new orders have picked up. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and information technology. Core inflation, which excludes volatile food and energy prices, remained benign.

The Federal Reserve believes the economic recovery will accelerate in future quarters.

With inflation subdued, the Federal Open Market Committee (FOMC) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0.00% to 0.25%. On June 22, 2011, in its final statement of the six-month period, the Fed reiterated that the economic recovery “is proceeding at a moderate pace,” but that “recent labor market indicators have been weaker than anticipated.” It described the recent increase in inflation as temporary, suggesting that inflation pressures will ease going forward. While the FOMC explained that it “expects the pace of recovery to pick up over coming quarters,” it indicated that the federal funds rate will remain at an exceptionally low level for as long as necessary to ensure a sustainable recovery and expansion.

As recent headwinds subside, it is reasonable to expect markets to regain focus.

Now that it appears the debt ceiling has been increased and a U.S. default will be averted, money market participants and the broader bond market can get back to more fundamental and lasting concerns-chiefly, the economy. After avoiding short-term Treasuries in late July 2011, ahead of pending U.S. debt ceiling deadline, money market participants have returned to the U.S. short-term markets1. Economic indicators released in the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory. Most indicators still point toward real GDP growth in the 2% to 3% range in the second half of 2011. While that is not enough to produce big employment gains, it might be sufficient to cause Treasury yields to retrace some of the late-July declines.

Don’t let short-term uncertainty derail long-term investment goals.

While periods of uncertainty can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, Wells Fargo Advantage Funds represents investments across a broad range of asset classes and investment styles with more than 110 mutual funds, giving you an opportunity to create a diversified investment portfolio. While diversification may

1.	Comments expressed that do not fall within the reporting period are as of August 2, 2011.

Economic indicators released in the second half of 2011 might not be as soft as those reported during the first half of the year. While that would not mean that the economy is robust, it might remind the markets that the first half of the slowdown was transitory.

4	Wells Fargo Advantage Treasury Plus Money Market Fund	Letter to Shareholders

not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk.

In our opinion, diligent and earnest assessment of the fundamental characteristics of money market eligible securities will be a key differentiating factor between which investment strategies meet client expectations and which do not. At Wells Fargo Advantage Funds, we intend to continue the emphasis of principal preservation and high liquidity across our lineup of Wells Fargo Advantage Money Market Funds. In changing markets, we believe it is particularly important to have diligent investment analysts in charge of investor assets.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Performance Highlights (Unaudited)

Wells Fargo Advantage Treasury Plus Money Market Fund

5

INVESTMENT OBJECTIVE

The Fund seeks current income, while preserving capital and liquidity

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

Laurie White

FUND INCEPTION

October 1, 1985

  PORTFOLIO
COMPOSITION[1]   (AS OF JULY 31,
2011)

  EFFECTIVE MATURITY
DISTRIBUTION[1]   (AS OF JULY 31,
2011)

  WEIGHTED AVERAGE
MATURITY[2]   (AS OF JULY 31,
2011)

20 Days

  WEIGHTED AVERAGE FINAL
MATURITY[3]   (AS OF JULY 31,
2011)

20 Days

1.
Portfolio composition and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund. Effective maturity distribution is based on the weighted average maturity of each security.

2.
Weighted Average Maturity (WAM): WAM calculates an average time to maturity of all of the securities held in the portfolio, weighted by each security’s percentage of net assets. The calculation takes into account the final maturity of a fixed-income security and the interest rate reset date for floating-rate securities held in the portfolio. This is a way to measure a fund’s sensitivity to potential interest rate changes.

3.
Weighted Average Final Maturity (WAFM): WAFM calculates a fund’s average time to maturity for all of the securities held in the portfolio, weighted to their percentage of assets in the Fund. In contrast to WAM, the WAFM calculation takes into account the final maturity date for each security held in the portfolio. This is a way to measure a fund’s potential sensitivity to credit spread changes.

6

Wells Fargo Advantage Treasury Plus Money Market Fund

Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JULY 31, 2011)

Expense Ratios[5]

Inception Date

6 Months*

1 Year

5 Year

10 Year

Gross

Net[6]

Class A (PIVXX)

07/28/2003

0.00

0.01

1.49

1.57

0.62%

0.62%

Administrator Class (WTPXX)

03/31/2008

0.00

0.01

1.62

1.78

0.35%

0.35%

Institutional Class (PISXX)

08/11/1995

0.00

0.01

1.70

1.89

0.23%

0.20%

Service Class (PRVXX)

10/01/1985

0.00

0.01

1.56

1.68

0.52%

0.45%

Sweep Class

06/30/2010

0.00

0.01

1.49

1.60

0.97%

0.97%

*
Returns for periods of less than one year are not annualized.

  FUND YIELD
SUMMARY[6]   (AS OF JULY 31,
2011)

Class A

  Administrator
Class

  Institutional
Class

  Service
Class

  Sweep
Class

7-Day Current Yield

0.01%

0.01%

0.01%

0.01%

0.01%

7-Day Compound Yield

0.01%

0.01%

0.01%

0.01%

0.01%

30-Day Simple Yield

0.01%

0.01%

0.01%

0.01%

0.01%

30-Day Compound Yield

0.01%

0.01%

0.01%

0.01%

0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.

An investment in a money market fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. Government guarantee applies to certain of the underlying securities held by the Fund and not to shares of the Fund itself.

4.
Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Class A shares, and has not been adjusted to include the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for Class A shares prior to their inception reflects the performance of the Service Class shares, adjusted to reflect the higher expenses applicable to Class A shares.

5.
Reflects the expense ratios as stated in the most recent prospectuses.

6.
The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating
Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class and 1.05% for Sweep Class. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.56)%, (0.29)%, (0.17)%, (0.46)% and (0.91)% for Class A, Administrator Class, Institutional Class, Service Class and Sweep Class,
respectively.

Fund Expenses

Wells Fargo Advantage Treasury Plus Money Market Fund

7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales changes (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an
investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2011 to July 31, 2011.

Actual Expenses

The “Actual” line of the table below provides
information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as any contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

  Beginning
Account Value 02-01-2011

  Ending
Account Value 07-31-2011

  Expenses
Paid During the Period[1]

  Net Annual
Expense Ratio

Class A

Actual

$
1,000.00

$
1,000.05

$
0.45

0.09
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,024.35

$
0.45

0.09
%

Administrator Class

Actual

$
1,000.00

$
1,000.05

$
0.40

0.08
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,024.40

$
0.40

0.08
%

Institutional Class

Actual

$
1,000.00

$
1,000.05

$
0.40

0.08
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,024.40

$
0.40

0.08
%

Service Class

Actual

$
1,000.00

$
1,000.05

$
0.40

0.08
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,024.40

$
0.40

0.08
%

Sweep Class

Actual

$
1,000.00

$
1,000.05

$
0.45

0.09
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,024.35

$
0.45

0.09
%

1.
Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8

Wells Fargo Advantage Treasury Plus Money Market Fund

Portfolio of Investments—July 31, 2011 (Unaudited)

Security Name

Yield

Maturity Date

Principal

Value

Treasury Debt: 39.63%

US Treasury Bill

0.02
%

08/18/2011

$
550,000,000

$
549,985,783

US Treasury Bill

0.02

09/29/2011

650,000,000

649,948,785

US Treasury Bill

0.02

10/20/2011

150,000,000

149,972,222

US Treasury Bill

0.03

10/06/2011

300,000,000

299,966,084

US Treasury Bill

0.03

10/13/2011

400,000,000

399,941,093

US Treasury Bill

0.04

08/11/2011

175,000,000

174,998,056

US Treasury Bill

0.04

08/25/2011

550,000,000

549,974,534

US Treasury Bill

0.04

09/08/2011

500,000,000

499,963,953

US Treasury Bill

0.04

09/22/2011

250,000,000

249,976,781

US Treasury Bill

0.05

09/15/2011

250,000,000

249,978,438

US Treasury Bill

0.06

09/01/2011

500,000,000

499,964,781

US Treasury Bill

0.12

10/27/2011

100,000,000

99,971,000

US Treasury Note

1.00

08/31/2011

75,000,000

75,059,912

Total Treasury Debt (Cost $4,449,701,422)

4,449,701,422

Interest Rate

Repurchase Agreements(z): 39.96%

Barclays Capital Incorporated, dated 07/29/2011, maturity value $500,005,833(1)

0.14

08/01/2011

500,000,000

500,000,000

BNP Paribas Securities Corporation, dated 07/29/2011, maturity value $250,002,917(2)

0.14

08/01/2011

250,000,000

250,000,000

Credit Suisse Securities USA, dated 07/29/2011, maturity value $500,005,833(3)

0.14

08/01/2011

500,000,000

500,000,000

Deutsche Bank Securities, dated 07/29/2011, maturity value $650,008,667(4)

0.16

08/01/2011

650,000,000

650,000,000

Goldman Sachs & Company, dated 07/29/2011, maturity value $100,000,667(5)

0.08

08/01/2011

100,000,000

100,000,000

HSBC USA Incorporated, dated 07/29/2011, maturity value $461,605,770(6)

0.15

08/01/2011

461,600,000

461,600,000

Merrill Lynch Pierce Fenner & Smith Incorporated, dated 07/29/2011, maturity value $125,001,354(7)

0.13

08/01/2011

125,000,000

125,000,000

Morgan Stanley & Company, dated 07/29/2011, maturity value $150,001,875(8)

0.15

08/01/2011

150,000,000

150,000,000

RBS Securities Incorporated, dated 07/29/2011, maturity value $750,009,375(9)

0.15

08/01/2011

750,000,000

750,000,000

Societe Generale NY, dated 07/29/2011, maturity value $500,005,833(10)

0.14

08/01/2011

500,000,000

500,000,000

UBS Securities LLC, dated 07/29/2011, maturity value $500,005,833(11)

0.14

08/01/2011

500,000,000

500,000,000

Total Repurchase Agreements (Cost $4,486,600,000)

4,486,600,000

Total Investments in Securities

(Cost $8,936,301,422)*

79.59
%

8,936,301,422

Other Assets and Liabilities, Net

20.41

2,292,320,019

Total Net Assets

100.00
%

$
11,228,621,441

Portfolio of Investments—July 31, 2011 (Unaudited)

Wells Fargo Advantage Treasury Plus Money Market Fund

9

(z)
Collateralized by:

(1)
U.S. government securities, 0.75% to 4.625%, 6/15/2014 to 2/15/2040, market value including accrued interest is $510,000,052.

(2)
U.S. government securities, 5.375% to 6.125%, 8/15/2029 to 2/15/2031, market value including accrued interest is $255,000,052.

(3)
U.S. government securities, 0.875% to 5.125%, 1/31/2012 to 5/15/2016, market value including accrued interest is $510,004,117.

(4)
U.S. government securities, 0.00% to 4.875%, 8/15/2011 to 2/15/2019, market value including accrued interest is $663,000,165.

(5)
U.S. government securities, 3.125% to 7.625%, 5/15/2019 to 11/15/2022, market value including accrued interest is $102,000,045.

(6)
U.S. government securities, 0.00% to 7.125%, 8/31/2011 to 2/15/2023, market value including accrued interest is $470,833,704.

(7)
U.S. government security, 0.00%, 5/15/2021, market value including accrued interest is $127,500,001.

(8)
U.S. government security, 1.75%, 1/15/2028, market value including accrued interest is $153,000,001.

(9)
U.S. government securities, 0.00% to 11.25%, 8/15/2011 to 2/15/2041, market value including accrued interest is $765,001,002.

(10)
U.S. government securities, 0.00% to 1.25%, 11/17/2011 to 10/31/2015, market value including accrued interest is $510,000,070.

(11)
U.S. government securities, 2.125% to 4.25%, 11/30/2014 to 11/15/2040, market value including accrued interest is $510,000,091.

*
Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

10

Wells Fargo Advantage Treasury Plus Money Market Fund

Statement of Assets and Liabilities—July 31, 2011 (Unaudited)

Assets

Investments

Investments in unaffiliated securities, at amortized cost

$
4,449,701,422

Investments in repurchase agreements, at amortized cost

4,486,600,000

Total investments, at amortized cost

8,936,301,422

Cash

2,292,310,611

Receivable for Fund shares sold

515,067

Receivable for interest

368,483

Receivable from adviser

2,106,682

Prepaid expenses and other assets

167,523

Total assets

11,231,769,788

Liabilities

Dividends payable

64,230

Payable for Fund shares redeemed

89,166

Distribution fees payable

20,480

Due to other related parties

1,479,734

Shareholder servicing fees payable

832,992

Custody and accounting fees payable

191,937

Trustees’ fees and expenses payable

359,828

Accrued expenses and other liabilities

109,980

Total liabilities

3,148,347

Total net assets

$
11,228,621,441

NET ASSETS CONSIST OF

Paid-in capital

$
11,231,214,725

Overdistributed net investment income

(381,312
)

Accumulated net realized losses on investments

(2,211,972
)

Total net assets

$
11,228,621,441

COMPUTATION OF NET ASSET VALUE PER SHARE¹

Net assets – Class A

$
1,541,196,544

Shares outstanding – Class A

1,541,265,558

Net asset value per share – Class A

$1.00

Net assets – Administrator Class

$
171,009,006

Shares outstanding – Administrator Class

171,015,054

Net asset value per share – Administrator Class

$1.00

Net assets – Institutional Class

$
7,149,167,394

Shares outstanding – Institutional Class

7,149,417,638

Net asset value per share – Institutional Class

$1.00

Net assets – Service Class

$
2,301,588,535

Shares outstanding – Service Class

2,301,666,888

Net asset value per share – Service Class

$1.00

Net assets – Sweep Class

$
65,659,962

Shares outstanding – Sweep Class

65,663,172

Net asset value per share – Sweep Class

$1.00

1.
The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended July 31, 2011 (Unaudited)

Wells Fargo Advantage Treasury Plus Money Market Fund

11

Investment income

Interest

$
4,792,437

Expenses

Advisory fee

5,219,192

Administration fees

Fund level

2,307,535

Class A

1,975,392

Administrator Class

68,343

Institutional Class

2,477,460

Service Class

1,342,095

Sweep Class

82,954

Shareholder servicing fees

Class A

2,192,708

Administrator Class

66,920

Service Class

2,769,591

Sweep Class

94,266

Distribution fees

Sweep Class

131,972

Custody and accounting fees

285,140

Professional fees

17,906

Registration fees

78,547

Shareholder report expenses

31,716

Trustees’ fees and expenses

7,032

Other fees and expenses

104,596

Total expenses

19,253,365

Less: Fee waivers and/or expense reimbursements

(14,982,869
)

Net expenses

4,270,496

Net investment income

521,941

Net realized gains on investments

20,222

Net increase in net assets resulting from operations

$
542,163

The accompanying notes are an integral part of these financial statements.

12

Wells Fargo Advantage Treasury Plus Money Market Fund

Statements of Changes in Net Assets

  Six Months Ended
 July 31, 2011
(Unaudited)

  Year Ended
January 31, 2011¹

  Year Ended
February 28, 2010

Operations

Net investment income

$
521,941

$
1,083,226

$
1,502,924

Net realized gains on investments

20,222

3,159,002

0

Net increase in net assets resulting from operations

542,163

4,242,228

1,502,924

Distributions to shareholders from

Net investment income

Class A

(89,794
)

(168,872
)

(202,070
)

Administrator Class

(6,835
)

(13,852
)

(12,911
)

Institutional Class

(309,696
)

(749,161
)

(1,209,797
)

Service Class

(111,845
)

(145,636
)

(78,147
)

Sweep Class

(3,771
)

(5,705
)[2]

NA

Total distributions to shareholders

(521,941
)

(1,083,226
)

(1,502,925
)

Shares

Shares

Shares

Capital share transactions

Proceeds from shares sold

Class A

4,528,142,926

4,528,142,926

9,813,502,631

9,813,502,631

9,129,776,256

9,129,776,256

Administrator Class

255,264,574

255,264,574

452,676,086

452,676,086

580,986,791

580,986,791

Institutional Class

17,526,096,608

17,526,096,608

33,972,670,035

33,972,670,035

35,941,648,948

35,941,648,948

Service Class

5,097,571,445

5,097,571,445

8,319,611,259

8,319,611,259

7,688,485,834

7,688,485,834

Sweep Class

66,563,125

66,563,125

129,816,763
[2]

129,816,763
[2]

NA

NA

27,473,638,678

52,688,276,774

53,340,897,829

Reinvestment of distributions

Class A

32,607

32,607

63,420

63,420

71,085

71,085

Administrator Class

6,688

6,688

13,731

13,731

12,674

12,674

Institutional Class

99,154

99,154

232,649

232,649

530,506

530,506

Service Class

11,507

11,507

14,960

14,960

8,743

8,743

Sweep Class

3,771

3,771

5,705²

5,705²

NA

NA

153,727

330,465

623,008

Payment for shares redeemed

Class A

(4,893,047,705
)

(4,893,047,705
)

(9,650,275,158
)

(9,650,275,158
)

(10,011,375,553
)

(10,011,375,553
)

Administrator Class

(219,263,479
)

(219,263,479
)

(497,703,527
)

(497,703,527
)

(533,401,775
)

(533,401,775
)

Institutional Class

(15,684,400,140
)

(15,684,400,140
)

(36,042,906,467
)

(36,042,906,467
)

(36,943,126,319
)

(36,943,126,319
)

Service Class

(5,022,262,556
)

(5,022,262,556
)

(8,387,318,907
)

(8,387,318,907
)

(7,848,817,003
)

(7,848,817,003
)

Sweep Class

(92,205,909
)

(92,205,909
)

(181,259,627
)[2]

(181,259,627
)[2]

NA

NA

(25,911,179,789
)

(54,759,463,686
)

(55,336,720,650
)

Net asset value of shares issued in acquisitions

Class A

0

0

142,146,383

141,953,899

0

0

Institutional Class

0

0

3,285,966,433

3,284,567,301

0

0

Service Class

0

0

1,591,650,644

1,590,081,984

0

0

Sweep Class

0

0

142,739,344

142,590,103

NA

NA

0

5,159,193,287

0

Net increase (decrease) in net assets resulting from capital share transactions

1,562,612,616

3,088,336,840

(1,995,199,813
)

Total increase (decrease) in net assets

1,562,632,838

3,091,495,842

(1,995,199,814
)

Net assets

Beginning of period

9,665,988,603

6,574,492,761

8,569,692,575

End of period

$
11,228,621,441

$
9,665,988,603

$
6,574,492,761

Undistributed (overdistributed) net investment income

$
(381,312
)

$
(381,312
)

$
20,213

1.
For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.
Class commenced operations on June 30, 2010.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Wells Fargo Advantage Treasury Plus Money Market Fund

13

(For a share outstanding throughout each period)

Six Months Ended July 31,
2011 (Unaudited)

Year Ended January 31, 2011[1]

Year Ended February 28,

Class A

2010

2009

2008

2007

2006
[2]

Net asset value, beginning of period

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

Net investment income

0.00
[3]

0.00
[3]

0.00
[3]

0.01

0.04

0.04

0.03

Net realized gains (losses) on investments

0.00
[3]

0.00
[3]

0.00

0.00

0.00

0.00

0.00

Total from investment operations

0.00
[3]

0.00
[3]

0.00
[3]

0.01

0.04

0.04

0.03

Distributions to shareholders from

Net investment income

(0.00
)[3]

(0.00
)[3]

(0.00
)[3]

(0.01
)

(0.04
)

(0.04
)

(0.03
)

Net asset value, end of period

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

  Total
return[4]

0.00
%

0.01
%

0.01
%

0.79
%

3.99
%

4.54
%

2.64
%

Ratios to average net assets (annualized)

Gross expenses

0.62
%

0.62
%

0.65
%

0.66
%

0.65
%

0.65
%

0.65
%

Net expenses

0.09
%

0.18
%

0.17
%

0.48
%

0.65
%

0.65
%

0.65
%

Net investment income

0.00
%

0.01
%

0.01
%

0.75
%

3.95
%

4.46
%

2.87
%

Supplemental data

Net assets, end of period (000’s omitted)

$1,541,197

$1,906,066

$1,600,619

$2,482,147

$2,636,076

$2,891,708

$2,773,558

1.
For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.
For the eleven months ended February 28, 2006. The Fund changed its fiscal year end from March 31 to February 28, effective February 28, 2006.

3.
Amount represents less than $0.005.

4.
Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14

Wells Fargo Advantage Treasury Plus Money Market Fund

Financial Highlights

(For a share outstanding throughout each period)

Six Months Ended July 31,
2011 (Unaudited)

Year Ended January 31, 2011[1]

Year Ended February 28,

Administrator Class

2010

2009
[2]

Net asset value, beginning of period

$
1.00

$
1.00

$
1.00

$
1.00

Net investment income

0.00
[3]

0.00
[3]

0.00
[3]

0.01

Net realized gains (losses) on investments

0.00
[3]

0.00
[3]

0.00

0.00

Total from investment operations

0.00
[3]

0.00
[3]

0.00
[3]

0.01

Distributions to shareholders from

Net investment income

(0.00
)[3]

(0.00
)[3]

(0.00
)[3]

(0.01
)

Net asset value, end of period

$
1.00

$
1.00

$
1.00

$
1.00

  Total
return[4]

0.00
%

0.01
%

0.01
%

0.84
%

Ratios to average net assets (annualized)

Gross expenses

0.35
%

0.36
%

0.38
%

0.39
%

Net expenses

0.08
%

0.18
%

0.16
%

0.30
%

Net investment income

0.00
%

0.01
%

0.01
%

0.73
%

Supplemental data

Net assets, end of period (000’s omitted)

$171,009

$135,001

$180,021

$132,423

1.
For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.
For the period from March 31, 2008 (commencement of class operations) to February 28, 2009.

3.
Amount represents less than $0.005.

4.
Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Wells Fargo Advantage Treasury Plus Money Market Fund

15

(For a share outstanding throughout each period)

Six Months Ended July 31,
2011 (Unaudited)

Year Ended January 31, 2011[1]

Year Ended February 28,

Institutional Class

2010

2009

2008

2007

2006
[2]

Net asset value, beginning of period

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

Net investment income

0.00
[3]

0.00
[3]

0.00
[3]

0.01

0.04

0.05

0.03

Net realized gains (losses) on investments

0.00
[3]

0.00
[3]

0.00

0.00

0.00

0.00

0.00

Total from investment operations

0.00
[3]

0.00
[3]

0.00
[3]

0.01

0.04

0.05

0.03

Distributions to shareholders from

Net investment income

(0.00
)[3]

(0.00
)[3]

(0.00
)[3]

(0.01
)

(0.04
)

(0.05
)

(0.03
)

Net asset value, end of period

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

  Total
return[4]

0.00
%

0.01
%

0.02
%

1.08
%

4.45
%

5.01
%

3.07
%

Ratios to average net assets (annualized)

Gross expenses

0.23
%

0.24
%

0.26
%

0.28
%

0.26
%

0.26
%

0.26
%

Net expenses

0.08
%

0.18
%

0.15
%

0.20
%

0.20
%

0.20
%

0.20
%

Net investment income

0.00
%

0.01
%

0.02
%

0.81
%

4.19
%

4.93
%

3.29
%

Supplemental data

Net assets, end of period (000’s omitted)

$7,149,167

$5,307,359

$4,091,490

$5,092,437

$2,951,408

$1,822,046

$1,166,102

1.
For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.
For the eleven months ended February 28, 2006. The Fund changed its fiscal year end from March 31 to February 28, effective February 28, 2006.

3.
Amount represents less than $0.005.

4.
Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16

Wells Fargo Advantage Treasury Plus Money Market Fund

Financial Highlights

(For a share outstanding throughout each period)

Six Months Ended July 31,
2011 (Unaudited)

Year Ended January 31, 2011[1]

Year Ended February 28,

Service Class

2010

2009

2008

2007

2006
[2]

Net asset value, beginning of period

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

Net investment income

0.00
[3]

0.00
[3]

0.00
[3]

0.01

0.04

0.05

0.03

Net realized gains (losses) on investments

0.00
[3]

0.00
[3]

0.00

0.00

0.00

0.00

0.00

Total from investment operations

0.00
[3]

0.00
[3]

0.00
[3]

0.01

0.04

0.05

0.03

Distributions to shareholders from

Net investment income

(0.00
)[3]

(0.00
)[3]

(0.00
)[3]

(0.01
)

(0.04
)

(0.05
)

(0.03
)

Net asset value, end of period

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

  Total
return[3]

0.00
%

0.01
%

0.01
%

0.88
%

4.14
%

4.70
%

2.78
%

Ratios to average net assets (annualized)

Gross expenses

0.52
%

0.52
%

0.55
%

0.56
%

0.55
%

0.55
%

0.55
%

Net expenses

0.08
%

0.19
%

0.17
%

0.41
%

0.50
%

0.50
%

0.50
%

Net investment income

0.00
%

0.01
%

0.01
%

0.93
%

4.11
%

4.61
%

2.99
%

Supplemental data

Net assets, end of period (000’s omitted)

$2,301,589

$2,226,264

$702,363

$862,686

$1,187,468

$1,283,813

$940,104

1.
For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.
For the eleven months ended February 28, 2006. The Fund changed its fiscal year end from March 31 to February 28, effective February 28, 2006.

3.
Amount represents less than $0.005.

4.
Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Wells Fargo Advantage Treasury Plus Money Market Fund

17

(For a share outstanding throughout each period)

Six Months Ended July 31,
2011 (Unaudited)

Year Ended January 31, 2011[1]

Sweep Class

Net asset value, beginning of period

$
1.00

$
1.00

Net investment income

0.00
[2]

0.00
[2]

Net realized gains (losses) on investments

0.00
[2]

0.00
[2]

Total from investment operations

0.00
[2]

0.00
[2]

Distributions to shareholders from

Net investment income

(0.00
)[2]

(0.00
)[2]

Net asset value, end of period

$
1.00

$
1.00

  Total
return[3]

0.00
%

0.01
%

Ratios to average net assets (annualized)

Gross expenses

0.97
%

0.97
%

Net expenses

0.09
%

0.19
%

Net investment income

0.00
%

0.01
%

Supplemental data

Net assets, end of period (000’s omitted)

$65,660

$91,299

1.
For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.
Amount represents less than $0.005.

3.
Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Treasury Plus Money Market Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Treasury Plus Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of January 31, 2011, the Fund had estimated net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $2,232,195 with $2,212,624 expiring in 2013 and $19,571 expiring in 2017.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	19

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Fund’s Portfolio of Investments.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

20	Wells Fargo Advantage Treasury Plus Money Market Fund	Notes to Financial Statements (Unaudited)

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Sweep Class	0.22%
Institutional Class	0.08
Administrator Class	0.10
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. ACQUISITIONS

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund at an exchange ratio of 1.00 for each class. Shareholders holding Class A, Class I and Class S shares of Evergreen Treasury Money Market Fund received Class A, Service Class and Sweep Class shares, respectively, of the Fund in the reorganization. Shareholders holding Class AD, Class IS, Class I, Class IN and Class P shares of Evergreen Institutional Treasury Money Market Fund received Institutional Class, Service Class, Institutional Class, Institutional Class and Service Class shares, respectively, of the Fund in the reorganization. The investment portfolio of Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund with fair values of $912,239,952 and $4,245,469,766, respectively, and amortized costs of $912,239,952 and $4,245,469,766, respectively, at July 9, 2010, were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired and number of shares issued were as follows:

Acquired Fund	Value of Net Assets Acquired	Number of Shares Issued
Evergreen Treasury Money Market Fund	$912,250,676	142,146,383	Class A
		628,695,032	Service Class
		142,739,344	Sweep Class

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	21

Acquired Fund	Value of Net Assets Acquired	Number of Shares Issued
Evergreen Institutional Treasury Money Market Fund	$4,246,942,611	3,285,966,433	Institutional Class
		962, 955,612	Service Class

The aggregate net assets of the Fund immediately before and after the acquisitions were $6,570,292,760 and $11,729,486,047, respectively. Assuming the acquisitions had been completed March 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$1,417,483
Net realized gains on investments	$3,159,002
Net increase in net assets resulting from operations	$4,576,485

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of July 31, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

22	Wells Fargo Advantage Treasury Plus Money Market Fund	Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site

(www.wellsfargo.com/advantagefunds) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

Other Information (Unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	23

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 144 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

24	Wells Fargo Advantage Treasury Plus Money Market Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

Other Information (Unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	25

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

100% Treasury Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Money Market Fund, Prime Investment Money Market Fund and Treasury Plus Money Market Fund

(Not all of the funds described in this Board considerations section are part of this shareholder report. This shareholder report only relates to Treasury Plus Money Market Fund.)

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the 100% Treasury Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Money Market Fund, Prime Investment Money Market Fund and Treasury Plus Money Market Fund (collectively, the “Funds”); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for each of the Funds. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to each Fund specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for each of the Funds as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for each of the Funds was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital

26	Wells Fargo Advantage Treasury Plus Money Market Fund	Other Information (Unaudited)

Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by Funds Management and Wells Capital Management.

fund performance and expenses

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that were determined by Lipper Inc. (“Lipper”) to be similar to the Funds, and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of each of the Funds was higher than or in range of the median performance of the Universe for the periods under review, except for the Money Market Fund (Class B).

The Board received and considered information regarding each Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to each Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in a Fund’s Expense Group. The Board noted that the net operating expense ratios of the Service Class, Administrator Class, Institutional Class and Select Class of each of the Funds were in range of each Fund’s respective Expense Group’s median net operating expense ratio, except for the 100% Treasury Money Market Fund (Service Class). The Board also noted that the net operating expense ratios of the Class A and Sweep Class of each of the Funds, the Money Market Fund (A, B, C, Daily and Investor Classes) were higher than each Fund’s respective Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Funds’ administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rates”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”).

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in each Fund’s Expense Group median. The Board noted that the Advisory Agreement Rates for the Class A, Service Class, Administrator Class, Institutional Class and Select Class of each of the Funds were in range of each Fund’s respective Expense Group, except for the 100% Treasury Money Market Fund (Administrator Class). The Board noted that the Advisory Agreement Rates for the Sweep Class of each of the Funds was not appreciably higher than the median rate of each Fund’s Expense Group, except for the 100% Treasury Money Market Fund. The Board also noted that the Advisory Agreement Rates for the Money Market Fund (Class B, Class C, Daily Class and Investor Class) were higher than the median rate of the Expense Group. The Board noted that the Net Advisory Rates for the Service Class, Administrator Class, Institutional Class and Select Class of each of the Funds were in range of each Fund’s respective Expense Group. The Board also noted that the Net Advisory Rates for the Class A and Sweep Class of each of the Funds and the Money Market Fund (Class B, Class C, Daily Class and Investor Class) were higher than each Fund’s respective Expense Group. The Board further noted that Funds Management had agreed to continue and, in certain instances, reduce contractual fee cap arrangements for the Funds designed to lower the Funds’ expenses.

Other Information (Unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	27

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

In each case, the Board determined that the Advisory Agreement Rates for the Funds, both with and without administration fee rates and before and after waivers, were acceptable in light of the Funds’ Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of each Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Funds to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to any of the Funds, individually or in the aggregate, was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in each Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rates of the Funds (as a percentage of Fund assets) as the Funds grow in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Funds. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Funds and receives certain compensation for those services. The Board noted that the Funds pay sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

28	Wells Fargo Advantage Treasury Plus Money Market Fund	Other Information (Unaudited)

Other factors and broader review

The Board also considered the markets for distribution of the Funds’ shares, including the multiple channels through which the Funds’ shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage Treasury Plus Money Market Fund	29

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
RIB	— Residual Interest Bond
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.

204810 09-11 SA314/SAR314 7-11

ITEM 2.	CODE OF ETHICS

Not required in this filing

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:
/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	September 28, 2011

By:
/s/ Kasey L. Phillips
Kasey L. Phillips
Treasurer

Date:	September 28, 2011